UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – March 31, 2014

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2014. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	2,586,486	$27,806,862
ATM Large Cap Portfolio‡	8,972,065	119,401,904
ATM Mid Cap Portfolio‡	697,257	7,123,533
ATM Small Cap Portfolio‡	123,495	1,632,716
EQ/AllianceBernstein Small Cap Growth Portfolio‡	182,824	3,969,257
EQ/BlackRock Basic Value Equity Portfolio‡	1,720,156	35,024,808
EQ/Boston Advisors Equity Income Portfolio‡	4,144,906	28,540,841
EQ/Core Bond Index Portfolio‡	42,167,509	419,848,832
EQ/GAMCO Small Company Value Portfolio‡	194,064	10,990,327
EQ/Global Bond PLUS Portfolio‡	2,893,024	27,410,818
EQ/Global Multi-Sector Equity Portfolio‡	330,843	4,932,970
EQ/Intermediate Government Bond Portfolio‡	57,554,924	590,243,980
EQ/International Core PLUS Portfolio‡	406,459	4,211,177
EQ/International Equity Index Portfolio‡	63,005	617,692
EQ/International Value PLUS Portfolio‡	325,646	4,267,800
EQ/Large Cap Core PLUS Portfolio‡	1,594,561	14,021,572
EQ/Large Cap Growth Index Portfolio‡	301,868	3,840,927
EQ/Large Cap Growth PLUS Portfolio‡	1,165,049	29,150,656
EQ/Large Cap Value PLUS Portfolio‡	232,845	3,415,366
EQ/MFS International Growth Portfolio‡	2,064,919	15,114,267
EQ/PIMCO Ultra Short Bond Portfolio‡	23,654,546	234,558,140
Multimanager Core Bond Portfolio‡	4,405,040	43,789,930
Multimanager International Equity Portfolio‡	242,201	2,894,471
Multimanager Large Cap Core Equity Portfolio‡	1,451,979	21,018,730
Multimanager Large Cap Value Portfolio‡	255,258	3,542,222
Multimanager Mid Cap Growth Portfolio*‡	248,288	2,559,613
Multimanager Mid Cap Value Portfolio‡	120,073	1,670,302
Multimanager Multi-Sector Bond Portfolio‡	6,434,664	25,121,315
Multimanager Small Cap Growth Portfolio*‡	219,063	2,684,435

Total Investments (99.7%) (Cost $1,568,604,439)		1,689,405,463
Other Assets Less Liabilities (0.3%)		4,509,508

Net Assets (100%)		$1,693,914,971

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

	Value December	Purchases at		Value March 31,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
ATM International Portfolio	$30,009,704	$105,268	$2,299,042	$27,806,862	$—	$93,080
ATM Large Cap Portfolio	132,202,744	388,298	13,794,251	119,401,904	—	1,066,151
ATM Mid Cap Portfolio	7,388,522	16,705	474,400	7,123,533	—	1,039
ATM Small Cap Portfolio	3,816,437	11,031	1,864,746	1,632,716	—	328,415
EQ/AllianceBernstein Small Cap Growth Portfolio	4,178,484	9,456	246,801	3,969,257	—	10,235
EQ/BlackRock Basic Value Equity Portfolio	35,744,784	55,789	1,282,562	35,024,808	—	426,034
EQ/Boston Advisors Equity Income Portfolio	29,606,745	52,952	1,543,053	28,540,841	—	24,404
EQ/Core Bond Index Portfolio	448,262,095	1,408,839	34,323,747	419,848,832	—	(507,418)
EQ/GAMCO Small Company Value Portfolio	11,454,612	19,542	518,383	10,990,327	—	98,196
EQ/Global Bond PLUS Portfolio	25,451,951	3,058,308	1,470,924	27,410,818	—	7,416
EQ/Global Multi-Sector Equity Portfolio	5,401,544	24,898	381,353	4,932,970	—	146,108
EQ/Intermediate Government Bond Portfolio	623,998,007	10,985,929	48,290,064	590,243,980	—	(344,014)
EQ/International Core PLUS Portfolio	4,516,309	13,868	256,657	4,211,177	—	77,643
EQ/International Equity Index Portfolio	616,972	—	—	617,692	—	—
EQ/International Value PLUS Portfolio	4,386,932	2,837	138,492	4,267,800	—	2,648
EQ/Large Cap Core PLUS Portfolio	14,717,009	38,766	782,013	14,021,572	—	79,748
EQ/Large Cap Growth Index Portfolio	11,136,748	38,766	3,920,231	3,840,927	—	3,441,530
EQ/Large Cap Growth PLUS Portfolio	32,502,050	108,105	2,066,981	29,150,656	—	1,466,280
EQ/Large Cap Value PLUS Portfolio	4,065,177	44,122	779,351	3,415,366	—	(6,708)
EQ/MFS International Growth Portfolio	16,262,051	49,797	979,980	15,114,267	—	74,942
EQ/PIMCO Ultra Short Bond Portfolio	251,772,768	757,371	18,504,465	234,558,140	—	(28,843)
Multimanager Core Bond Portfolio	47,219,610	429,282	4,115,290	43,789,930	273,581	74,546
Multimanager International Equity Portfolio	3,240,008	13,868	338,908	2,894,471	—	(4,608)
Multimanager Large Cap Core Equity Portfolio	22,132,839	58,308	910,953	21,018,730	—	567,386
Multimanager Large Cap Value Portfolio	2,273,304	2,046,959	912,967	3,542,222	—	816
Multimanager Mid Cap Growth Portfolio	2,521,776	—	—	2,559,613	—	—
Multimanager Mid Cap Value Portfolio	1,804,476	11,031	120,773	1,670,302	—	72,388
Multimanager Multi-Sector Bond Portfolio	24,879,668	1,066,184	1,155,141	25,121,315	—	3,824
Multimanager Small Cap Growth Portfolio	2,796,444	4,412	45,785	2,684,435	—	31,480

	$1,804,359,770	$20,820,691	$141,517,313	$1,689,405,463	$273,581	$7,202,718

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,689,405,463	$—	$1,689,405,463

Total Assets	$—	$1,689,405,463	$—	$1,689,405,463

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,689,405,463	$—	$1,689,405,463

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,820,691
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$148,720,031

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,985,376
Aggregate gross unrealized depreciation	(2,368,154)

Net unrealized appreciation	$120,617,222

Federal income tax cost of investments	$1,568,788,241

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	7,153,384	$76,904,799
ATM Large Cap Portfolio‡	15,254,357	203,007,820
ATM Mid Cap Portfolio‡	1,405,050	14,354,706
ATM Small Cap Portfolio‡	2,688,544	35,544,925
EQ/AllianceBernstein Small Cap Growth Portfolio‡	1,230,462	26,714,315
EQ/AXA Franklin Small Cap Value Core Portfolio‡	245,571	3,633,523
EQ/BlackRock Basic Value Equity Portfolio‡	2,389,740	48,658,464
EQ/Boston Advisors Equity Income Portfolio‡	6,649,629	45,787,773
EQ/Core Bond Index Portfolio‡	33,939,831	337,928,387
EQ/GAMCO Small Company Value Portfolio‡	413,023	23,390,527
EQ/Global Bond PLUS Portfolio‡	1,628,675	15,431,364
EQ/Global Multi-Sector Equity Portfolio‡	1,594,034	23,767,565
EQ/Intermediate Government Bond Portfolio‡	45,920,799	470,932,337
EQ/International Core PLUS Portfolio‡	1,146,428	11,877,751
EQ/International Equity Index Portfolio‡	338,509	3,318,674
EQ/International Value PLUS Portfolio‡	823,328	10,790,258
EQ/Large Cap Core PLUS Portfolio‡	3,011,185	26,478,480
EQ/Large Cap Growth Index Portfolio‡	1,130,424	14,383,384
EQ/Large Cap Growth PLUS Portfolio‡	2,016,740	50,460,790
EQ/Large Cap Value PLUS Portfolio‡	907,263	13,307,713
EQ/MFS International Growth Portfolio‡	5,658,365	41,416,654
EQ/PIMCO Ultra Short Bond Portfolio‡	18,938,935	187,798,211
Multimanager Core Bond Portfolio‡	3,427,931	34,076,613
Multimanager International Equity Portfolio‡	568,309	6,791,679
Multimanager Large Cap Core Equity Portfolio‡	1,671,603	24,197,993
Multimanager Large Cap Value Portfolio‡	797,684	11,069,474
Multimanager Mid Cap Growth Portfolio*‡	341,388	3,519,381
Multimanager Mid Cap Value Portfolio‡	750,230	10,436,252
Multimanager Multi-Sector Bond Portfolio‡	3,983,759	15,552,835
Multimanager Small Cap Growth Portfolio*‡	239,134	2,930,381
Multimanager Small Cap Value Portfolio‡	191,729	3,098,591

Total Investments (100.1%) (Cost $1,559,572,574)		1,797,561,619
Other Assets Less Liabilities (-0.1%)		(1,204,153)

Net Assets (100%)		$1,796,357,466

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

	Value December	Purchases at		Value March 31,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
ATM International Portfolio	$86,047,811	$46,914	$9,081,190	$76,904,799	$—	$361,592
ATM Large Cap Portfolio	219,890,671	112,469	19,802,348	203,007,820	—	163,991
ATM Mid Cap Portfolio	19,977,848	11,100	5,994,388	14,354,706	—	64,483
ATM Small Cap Portfolio	42,989,900	18,556	7,519,886	35,544,925	—	211,294
EQ/AllianceBernstein Small Cap Growth Portfolio	27,823,700	14,871	1,321,094	26,714,315	—	48,728
EQ/AXA Franklin Small Cap Value Core Portfolio	3,850,502	2,429	108,966	3,633,523	—	148,741
EQ/BlackRock Basic Value Equity Portfolio	49,130,812	19,898	1,383,005	48,658,464	—	401,420
EQ/Boston Advisors Equity Income Portfolio	46,932,980	21,155	1,860,257	45,787,773	—	27,819
EQ/Core Bond Index Portfolio	343,070,819	9,589,039	17,959,052	337,928,387	—	(159,881)
EQ/GAMCO Small Company Value Portfolio	23,873,855	8,713	740,811	23,390,527	—	35,149
EQ/Global Bond PLUS Portfolio	15,911,228	7,414	708,046	15,431,364	—	(10,534)
EQ/Global Multi-Sector Equity Portfolio	22,603,968	2,011,100	904,583	23,767,565	—	154,287
EQ/Intermediate Government Bond Portfolio	485,278,482	12,262,008	29,245,735	470,932,337	—	(125,495)
EQ/International Core PLUS Portfolio	12,394,118	6,200	451,531	11,877,751	—	117,128
EQ/International Equity Index Portfolio	3,445,347	1,215	130,119	3,318,674	—	(1,265)
EQ/International Value PLUS Portfolio	9,683,086	1,504,943	461,223	10,790,258	—	3,785
EQ/Large Cap Core PLUS Portfolio	27,256,352	11,142	1,020,871	26,478,480	—	12,797
EQ/Large Cap Growth Index Portfolio	18,347,886	11,058	2,254,301	14,383,384	—	1,829,772
EQ/Large Cap Growth PLUS Portfolio	53,116,575	29,614	1,573,429	50,460,790	—	1,241,824
EQ/Large Cap Value PLUS Portfolio	14,179,825	12,272	575,024	13,307,713	—	637,903
EQ/MFS International Growth Portfolio	42,217,876	1,520,985	1,992,785	41,416,654	—	(3,898)
EQ/PIMCO Ultra Short Bond Portfolio	194,136,499	5,105,097	11,847,007	187,798,211	—	(3,383)
Multimanager Core Bond Portfolio	35,662,826	232,893	2,055,287	34,076,613	210,609	12,048
Multimanager International Equity Portfolio	7,073,822	2,471	194,614	6,791,679	—	37,890
Multimanager Large Cap Core Equity Portfolio	25,132,347	13,571	902,184	24,197,993	—	389,191
Multimanager Large Cap Value Portfolio	5,672,228	6,009,801	754,116	11,069,474	—	226,306
Multimanager Mid Cap Growth Portfolio	3,467,357	—	—	3,519,381	—	—
Multimanager Mid Cap Value Portfolio	10,584,459	4,943	308,649	10,436,252	—	156,360

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

	Value December	Purchases at		Value March 31,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
Multimanager Multi-Sector Bond Portfolio	$18,334,136	$4,858	$3,641,941	$15,552,835	$—	$(626,527)
Multimanager Small Cap Growth Portfolio	3,101,691	1,215	71,540	2,930,381	—	57,314
Multimanager Small Cap Value Portfolio	3,232,286	1,215	89,345	3,098,591	—	39,508

	$1,874,421,292	$38,599,159	$124,953,327	$1,797,561,619	$210,609	$5,448,347

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,797,561,619	$—	$1,797,561,619

Total Assets	$—	$1,797,561,619	$—	$1,797,561,619

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,797,561,619	$—	$1,797,561,619

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,599,159
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$130,401,674

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,387,559
Aggregate gross unrealized depreciation	(14,683,178)

Net unrealized appreciation	$237,704,381

Federal income tax cost of investments	$1,559,857,238

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	66,063,659	$710,238,983
ATM Large Cap Portfolio‡	93,539,172	1,244,836,688
ATM Mid Cap Portfolio‡	8,475,241	86,587,398
ATM Small Cap Portfolio‡	21,806,881	288,306,167
EQ/AllianceBernstein Small Cap Growth Portfolio‡	12,617,542	273,937,036
EQ/AXA Franklin Small Cap Value Core Portfolio‡	3,522,703	52,122,706
EQ/BlackRock Basic Value Equity Portfolio‡	12,387,223	252,221,311
EQ/Boston Advisors Equity Income Portfolio‡	31,552,856	217,265,504
EQ/Core Bond Index Portfolio‡	155,696,502	1,550,221,861
EQ/GAMCO Small Company Value Portfolio‡	3,186,089	180,435,998
EQ/Global Bond PLUS Portfolio‡	10,000,016	94,748,113
EQ/Global Multi-Sector Equity Portfolio‡	12,667,164	188,871,481
EQ/Intermediate Government Bond Portfolio‡	207,247,030	2,125,383,945
EQ/International Core PLUS Portfolio‡	9,921,059	102,788,675
EQ/International Equity Index Portfolio‡	938,941	9,205,173
EQ/International ETF Portfolio‡	1,817,838	11,849,721
EQ/International Value PLUS Portfolio‡	5,842,001	76,563,255
EQ/Large Cap Core PLUS Portfolio‡	16,705,808	146,900,447
EQ/Large Cap Growth Index Portfolio‡	5,045,658	64,200,352
EQ/Large Cap Growth PLUS Portfolio‡	13,121,541	328,313,681
EQ/Large Cap Value PLUS Portfolio‡	6,538,398	95,905,037
EQ/MFS International Growth Portfolio‡	43,809,919	320,668,647
EQ/PIMCO Ultra Short Bond Portfolio‡	85,827,349	851,062,765
Multimanager Core Bond Portfolio‡	15,154,749	150,651,388
Multimanager International Equity Portfolio‡	5,657,331	67,608,916
Multimanager Large Cap Core Equity Portfolio‡	7,962,869	115,269,887
Multimanager Large Cap Value Portfolio‡	8,095,623	112,343,029
Multimanager Mid Cap Growth Portfolio*‡	1,359,377	14,013,890
Multimanager Mid Cap Value Portfolio‡	3,518,794	48,949,054
Multimanager Multi-Sector Bond Portfolio‡	24,577,081	95,950,399
Multimanager Small Cap Growth Portfolio*‡	3,995,938	48,966,871
Multimanager Small Cap Value Portfolio‡	1,041,556	16,832,953

Total Investments (100.0%) (Cost $8,424,039,874)		9,943,221,331
Other Assets Less Liabilities (0.0%)		4,664,546

Net Assets (100%)		$9,947,885,877

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

	Value December	Purchases at		Value March 31,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
ATM International Portfolio	$735,649,732	$—	$26,997,495	$710,238,983	$—	$726,318
ATM Large Cap Portfolio	1,305,113,528	—	78,362,106	1,244,836,688	—	463,262
ATM Mid Cap Portfolio	101,782,980	—	17,454,885	86,587,398	—	(5,281)
ATM Small Cap Portfolio	330,264,467	—	43,347,165	288,306,167	—	808,096
EQ/AllianceBernstein Small Cap Growth Portfolio	274,380,925	5,000,000	7,732,556	273,937,036	—	192,839
EQ/AXA Franklin Small Cap Value Core Portfolio	53,997,575	—	1,707,380	52,122,706	—	767,422
EQ/BlackRock Basic Value Equity Portfolio	247,260,136	5,000,000	6,633,050	252,221,311	—	176,424
EQ/Boston Advisors Equity Income Portfolio	229,997,490	—	15,853,145	217,265,504	—	379,377
EQ/Core Bond Index Portfolio	1,561,374,790	35,000,000	60,287,857	1,550,221,861	—	(133,587)
EQ/GAMCO Small Company Value Portfolio	177,979,704	5,000,000	4,862,556	180,435,998	—	49,067
EQ/Global Bond PLUS Portfolio	71,721,146	25,000,000	3,211,293	94,748,113	—	7,457
EQ/Global Multi-Sector Equity Portfolio	182,892,061	11,000,000	7,182,062	188,871,481	—	(539,585)
EQ/Intermediate Government Bond Portfolio	2,172,535,911	55,700,000	114,628,808	2,125,383,945	—	(623,378)
EQ/International Core PLUS Portfolio	105,582,512	—	2,555,407	102,788,675	—	663,343
EQ/International Equity Index Portfolio	17,859,035	—	6,077,992	9,205,173	—	2,575,911
EQ/International ETF Portfolio	14,667,118	—	2,579,140	11,849,721	—	220,860
EQ/International Value PLUS Portfolio	74,605,575	5,000,000	3,394,122	76,563,255	—	29,606
EQ/Large Cap Core PLUS Portfolio	150,666,190	—	5,062,985	146,900,447	—	53,616
EQ/Large Cap Growth Index Portfolio	87,757,304	—	12,033,928	64,200,352	—	11,769,580
EQ/Large Cap Growth PLUS Portfolio	361,369,906	—	15,949,748	328,313,681	—	18,681,303
EQ/Large Cap Value PLUS Portfolio	94,520,809	5,000,000	3,519,910	95,905,037	—	2,583,597
EQ/MFS International Growth Portfolio	330,103,333	5,000,000	11,829,453	320,668,647	—	(70,375)
EQ/PIMCO Ultra Short Bond Portfolio	884,255,159	10,000,000	45,033,563	851,062,765	—	(38,258)
Multimanager Core Bond Portfolio	156,760,950	928,746	8,130,116	150,651,388	928,746	257
Multimanager International Equity Portfolio	70,393,068	—	1,685,722	67,608,916	—	584,103
Multimanager Large Cap Core Equity Portfolio	119,181,107	—	3,877,401	115,269,887	—	1,649,155
Multimanager Large Cap Value Portfolio	105,441,808	10,000,000	4,856,749	112,343,029	—	669,807
Multimanager Mid Cap Growth Portfolio	13,806,735	—	—	14,013,890	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

	Value December	Purchases at		Value March 31,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
Multimanager Mid Cap Value Portfolio	$48,801,767	$—	$899,552	$48,949,054	$—	$421,347
Multimanager Multi-Sector Bond Portfolio	86,336,536	20,000,000	11,645,473	95,950,399	—	85,381
Multimanager Small Cap Growth Portfolio	55,611,544	—	3,245,144	48,966,871	—	2,908,759
Multimanager Small Cap Value Portfolio	17,440,391	—	482,424	16,832,953	—	94,528

	$10,240,111,292	$197,628,746	$531,119,187	$9,943,221,331	$928,746	$45,150,951

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,943,221,331	$—	$9,943,221,331

Total Assets	$—	$9,943,221,331	$—	$9,943,221,331

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,943,221,331	$—	$9,943,221,331

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$197,628,746
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$576,270,138

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,593,029,070
Aggregate gross unrealized depreciation	(74,541,337)

Net unrealized appreciation	$1,518,487,733

Federal income tax cost of investments	$8,424,733,598

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	98,286,911	$1,056,665,603
ATM Large Cap Portfolio‡	148,756,994	1,979,685,725
ATM Mid Cap Portfolio‡	11,889,403	121,468,226
ATM Small Cap Portfolio‡	45,883,103	606,615,015
EQ/AllianceBernstein Small Cap Growth Portfolio‡	20,800,988	451,606,250
EQ/AXA Franklin Small Cap Value Core Portfolio‡	6,993,970	103,484,340
EQ/BlackRock Basic Value Equity Portfolio‡	15,120,823	307,881,254
EQ/Boston Advisors Equity Income Portfolio‡	36,659,909	252,431,462
EQ/Core Bond Index Portfolio‡	107,755,642	1,072,889,563
EQ/GAMCO Small Company Value Portfolio‡	3,667,766	207,714,555
EQ/Global Bond PLUS Portfolio‡	639,817	6,062,134
EQ/Global Multi-Sector Equity Portfolio‡	15,859,200	236,465,766
EQ/Intermediate Government Bond Portfolio‡	145,789,651	1,495,119,056
EQ/International Core PLUS Portfolio‡	15,556,558	161,176,145
EQ/International Equity Index Portfolio‡	4,205,678	41,231,567
EQ/International ETF Portfolio‡	7,486,099	48,798,720
EQ/International Value PLUS Portfolio‡	11,087,358	145,307,096
EQ/Large Cap Core PLUS Portfolio‡	21,240,440	186,775,162
EQ/Large Cap Growth Index Portfolio‡	12,905,260	164,204,987
EQ/Large Cap Growth PLUS Portfolio‡	17,917,632	448,316,536
EQ/Large Cap Value PLUS Portfolio‡	17,606,806	258,256,126
EQ/MFS International Growth Portfolio‡	56,578,158	414,126,339
EQ/PIMCO Ultra Short Bond Portfolio‡	57,015,322	565,363,120
Multimanager Core Bond Portfolio‡	10,520,953	104,587,428
Multimanager International Equity Portfolio‡	9,118,352	108,970,462
Multimanager Large Cap Core Equity Portfolio‡	19,200,667	277,947,377
Multimanager Large Cap Value Portfolio‡	19,224,285	266,775,576
Multimanager Mid Cap Growth Portfolio*‡	1,389,415	14,323,551
Multimanager Mid Cap Value Portfolio‡	1,291,330	17,963,368
Multimanager Multi-Sector Bond Portfolio‡	14,201,039	55,441,710
Multimanager Small Cap Growth Portfolio*‡	13,983,134	171,351,578
Multimanager Small Cap Value Portfolio‡	5,268,485	85,145,804

Total Investments (100.0%) (Cost $8,882,060,823)		11,434,151,601
Other Assets Less Liabilities (0.0%)		(2,027,928)

Net Assets (100%)		$11,432,123,673

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

	Value December	Purchases at		Value March 31,	Dividend	Realized
Securities	31, 2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
ATM International Portfolio	$1,102,338,381	$—	$47,723,088	$1,056,665,603	$—	$1,261,327
ATM Large Cap Portfolio	2,086,031,807	—	134,893,501	1,979,685,725	—	821,618
ATM Mid Cap Portfolio	148,397,718	—	29,812,391	121,468,226	—	302,892
ATM Small Cap Portfolio	657,023,140	—	54,363,107	606,615,015	—	1,021,170
EQ/AllianceBernstein Small Cap Growth Portfolio	466,305,658	—	18,131,902	451,606,250	—	739,344
EQ/AXA Franklin Small Cap Value Core Portfolio	106,845,456	—	3,077,265	103,484,340	—	1,484,665
EQ/BlackRock Basic Value Equity Portfolio	301,783,154	8,000,000	9,315,409	307,881,254	—	838,302
EQ/Boston Advisors Equity Income Portfolio	259,204,754	—	10,587,211	252,431,462	—	81,426
EQ/Core Bond Index Portfolio	1,048,267,665	62,500,000	47,444,278	1,072,889,563	—	31,560
EQ/GAMCO Small Company Value Portfolio	206,644,414	8,000,000	9,220,098	207,714,555	—	418,687
EQ/Global Bond PLUS Portfolio	5,981,383	—	—	6,062,134	—	—
EQ/Global Multi-Sector Equity Portfolio	236,720,408	8,000,000	10,102,386	236,465,766	—	51,325
EQ/Intermediate Government Bond Portfolio	1,496,372,808	82,040,000	91,173,353	1,495,119,056	—	(61,177)
EQ/International Core PLUS Portfolio	166,116,114	—	4,428,860	161,176,145	—	1,162,921
EQ/International Equity Index Portfolio	51,755,782	—	7,784,547	41,231,567	—	2,732,606
EQ/International ETF Portfolio	52,616,370	—	3,611,117	48,798,720	—	128,883
EQ/International Value PLUS Portfolio	147,011,048	4,000,000	6,352,606	145,307,096	—	(6,536)
EQ/Large Cap Core PLUS Portfolio	193,208,604	—	7,916,342	186,775,162	—	213,867
EQ/Large Cap Growth Index Portfolio	194,091,080	—	18,243,385	164,204,987	—	12,789,051
EQ/Large Cap Growth PLUS Portfolio	488,732,136	—	19,000,652	448,316,536	—	23,328,045
EQ/Large Cap Value PLUS Portfolio	264,915,355	—	6,528,346	258,256,126	—	6,642,518
EQ/MFS International Growth Portfolio	432,027,389	4,000,000	18,539,701	414,126,339	—	(291,981)
EQ/PIMCO Ultra Short Bond Portfolio	589,600,421	10,000,000	35,482,062	565,363,120	—	(38,083)
Multimanager Core Bond Portfolio	109,284,593	645,728	6,110,137	104,587,428	645,728	(3,431)
Multimanager International Equity Portfolio	114,913,455	—	3,635,992	108,970,462	—	1,440,864
Multimanager Large Cap Core Equity Portfolio	286,688,971	—	11,555,057	277,947,377	—	1,137,081
Multimanager Large Cap Value Portfolio	272,872,722	—	9,987,315	266,775,576	—	1,435,609
Multimanager Mid Cap Growth Portfolio	14,111,819	—	—	14,323,551	—	—
Multimanager Mid Cap Value Portfolio	17,425,307	—	—	17,963,368	—	—
Multimanager Multi-Sector Bond Portfolio	60,178,239	—	5,462,770	55,441,710	—	45,806
Multimanager Small Cap Growth Portfolio	178,409,513	—	2,671,639	171,351,578	—	1,854,090

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
Multimanager Small Cap Value Portfolio	$86,767,054	$—	$1,416,176	$85,145,804	$—	$92,400

	$11,842,642,718	$187,185,728	$634,570,693	$11,434,151,601	$645,728	$59,654,849

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,434,151,601	$—	$11,434,151,601

Total Assets	$—	$11,434,151,601	$—	$11,434,151,601

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,434,151,601	$—	$11,434,151,601

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$187,185,728
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$694,225,542

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,566,103,752
Aggregate gross unrealized depreciation	(14,462,301)

Net unrealized appreciation	$2,551,641,451

Federal income tax cost of investments	$8,882,510,150

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	34,453,390	$370,402,442
ATM Large Cap Portfolio‡	64,387,480	856,880,551
ATM Mid Cap Portfolio‡	5,411,385	55,285,481
ATM Small Cap Portfolio‡	17,149,685	226,733,938
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,904,963	128,201,528
EQ/AXA Franklin Small Cap Value Core Portfolio‡	2,893,000	42,805,477
EQ/BlackRock Basic Value Equity Portfolio‡	3,991,000	81,262,386
EQ/Boston Advisors Equity Income Portfolio‡	7,912,834	54,485,901
EQ/Core Bond Index Portfolio‡	10,812,610	107,657,808
EQ/GAMCO Small Company Value Portfolio‡	2,121,686	120,156,237
EQ/Global Multi-Sector Equity Portfolio‡	5,134,907	76,563,116
EQ/Intermediate Government Bond Portfolio‡	14,436,999	148,056,002
EQ/International Core PLUS Portfolio‡	5,105,098	52,892,161
EQ/International Equity Index Portfolio‡	6,013,814	58,958,147
EQ/International ETF Portfolio‡	2,798,131	18,239,832
EQ/International Value PLUS Portfolio‡	6,618,823	86,744,007
EQ/Large Cap Core PLUS Portfolio‡	7,804,218	68,625,422
EQ/Large Cap Growth Index Portfolio‡	7,647,352	97,303,994
EQ/Large Cap Growth PLUS Portfolio‡	6,700,417	167,650,939
EQ/Large Cap Value PLUS Portfolio‡	13,974,342	204,975,242
EQ/MFS International Growth Portfolio‡	25,056,401	183,401,443
EQ/PIMCO Ultra Short Bond Portfolio‡	5,343,648	52,987,538
Multimanager Core Bond Portfolio‡	940,092	9,345,332
Multimanager International Equity Portfolio‡	2,961,630	35,393,479
Multimanager Large Cap Core Equity Portfolio‡	8,060,404	116,681,787
Multimanager Large Cap Value Portfolio‡	12,292,011	170,576,348
Multimanager Mid Cap Growth Portfolio*‡	883,091	9,103,832
Multimanager Mid Cap Value Portfolio‡	582,884	8,108,352
Multimanager Multi-Sector Bond Portfolio‡	1,338,935	5,227,285
Multimanager Small Cap Growth Portfolio*‡	6,192,352	75,882,078
Multimanager Small Cap Value Portfolio‡	313,850	5,072,231

Total Investments (99.8%) (Cost $2,609,803,572)		3,695,660,316
Other Assets Less Liabilities (0.2%)		6,186,431

Net Assets (100%)		$3,701,846,747

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$386,483,283	$230,204	$17,043,788	$370,402,442	$—	$416,084
ATM Large Cap Portfolio	879,557,437	483,066	35,992,666	856,880,551	—	439,088
ATM Mid Cap Portfolio	66,162,141	28,904	12,182,220	55,285,481	—	(20,986)
ATM Small Cap Portfolio	234,065,720	124,035	9,226,379	226,733,938	—	162,013
EQ/AllianceBernstein Small Cap Growth Portfolio	132,352,075	72,260	5,197,805	128,201,528	—	205,279
EQ/AXA Franklin Small Cap Value Core Portfolio	44,435,064	28,460	1,436,318	42,805,477	—	718,287
EQ/BlackRock Basic Value Equity Portfolio	82,554,694	45,437	2,175,494	81,262,386	—	1,282,764
EQ/Boston Advisors Equity Income Portfolio	56,004,638	30,985	2,371,607	54,485,901	—	6,034
EQ/Core Bond Index Portfolio	96,470,259	15,063,303	4,779,590	107,657,808	—	(4,418)
EQ/GAMCO Small Company Value Portfolio	122,755,702	54,394	3,837,273	120,156,237	—	248,898
EQ/Global Multi-Sector Equity Portfolio	78,409,533	498,656	2,929,764	76,563,116	—	(5,185)
EQ/Intermediate Government Bond Portfolio	138,721,859	15,085,823	6,475,588	148,056,002	—	(5,146)
EQ/International Core PLUS Portfolio	54,579,358	25,490	1,660,320	52,892,161	—	264,618
EQ/International Equity Index Portfolio	60,047,072	14,850	1,154,110	58,958,147	—	(5,777)
EQ/International ETF Portfolio	20,769,970	—	2,408,831	18,239,832	—	51,169
EQ/International Value PLUS Portfolio	89,114,973	36,972	2,782,639	86,744,007	—	(6,752)
EQ/Large Cap Core PLUS Portfolio	71,040,440	40,784	2,966,339	68,625,422	—	113,561
EQ/Large Cap Growth Index Portfolio	123,411,690	61,175	14,989,509	97,303,994	—	11,630,342
EQ/Large Cap Growth PLUS Portfolio	175,800,779	114,681	4,061,241	167,650,939	—	4,631,522
EQ/Large Cap Value PLUS Portfolio	207,785,969	108,787	4,990,291	204,975,242	—	3,182,052
EQ/MFS International Growth Portfolio	192,952,387	105,771	8,172,254	183,401,443	—	(168,491)
EQ/PIMCO Ultra Short Bond Portfolio	51,163,704	4,030,588	2,314,076	52,987,538	—	(4,151)
Multimanager Core Bond Portfolio	9,601,421	62,388	379,895	9,345,332	57,290	5,093
Multimanager International Equity Portfolio	37,422,870	23,362	1,318,063	35,393,479	—	451,554
Multimanager Large Cap Core Equity Portfolio	119,722,091	63,303	4,263,686	116,681,787	—	511,485
Multimanager Large Cap Value Portfolio	173,672,625	88,840	5,875,770	170,576,348	—	763,252
Multimanager Mid Cap Growth Portfolio	9,117,407	2,128	144,419	9,103,832	—	10,902
Multimanager Mid Cap Value Portfolio	8,015,957	2,128	124,141	8,108,352	—	31,180
Multimanager Multi-Sector Bond Portfolio	5,384,082	2,970	228,635	5,227,285	—	1,031
Multimanager Small Cap Growth Portfolio	78,357,223	17,820	869,400	75,882,078	—	508,600
Multimanager Small Cap Value Portfolio	5,776,187	8,910	346,537	5,072,231	—	342,463
	$3,811,708,610	$36,556,474	$162,698,648	$3,695,660,316	$57,290	$25,756,365

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,695,660,316	$—	$3,695,660,316

Total Assets	$—	$3,695,660,316	$—	$3,695,660,316

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,695,660,316	$—	$3,695,660,316

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,556,474
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$188,455,013

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,086,449,305
Aggregate gross unrealized depreciation	(1,315,418)

Net unrealized appreciation	$1,085,133,887

Federal income tax cost of investments	$2,610,526,429

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Eaton Vance Floating-Rate Fund, Institutional Class	16,718	$153,135
EQ/Convertible Securities Portfolio‡	37,683	398,504
EQ/Global Bond PLUS Portfolio‡	43,959	416,504
EQ/High Yield Bond Portfolio‡	22,309	231,119
EQ/Intermediate Government Bond Portfolio‡	40,444	414,768
EQ/PIMCO Global Real Return Portfolio‡	37,538	361,779
EQ/PIMCO Ultra Short Bond Portfolio‡	45,683	452,987
iShares® Floating Rate Bond ETF	4,880	247,465
iShares® Global ex USD High Yield Corporate Bond ETF	900	53,064
iShares® International Treasury Bond ETF	3,320	341,794
iShares® JP Morgan USD Emerging Markets Bond ETF	2,090	232,868
Multimanager Core Bond Portfolio‡	26,353	261,967
Multimanager Multi-Sector Bond Portfolio‡	48,949	191,101
PIMCO Foreign Bond Fund Unhedged, Institutional Class	5,798	59,946
PowerShares Global Short Term High Yield Bond Portfolio	320	7,978
SPDR® Barclays Short Term High Yield Bond ETF	4,010	124,110
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	19,724	172,782
Vanguard Short-Term Inflation-Protected Securities ETF	1,120	55,255

Total Investments (99.9%) (Cost $4,175,242)		4,177,126
Other Assets Less Liabilities (0.1%)		4,808

Net Assets (100%)		$4,181,934

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$372,772	$14,989	$3,681	$398,504	$—	$16
EQ/Global Bond PLUS Portfolio	358,149	56,989	3,769	416,504	—	5
EQ/High Yield Bond Portfolio	192,989	34,795	1,842	231,119	—	6
EQ/Intermediate Government Bond Portfolio	359,582	56,989	3,697	414,768	—	— #
EQ/PIMCO Global Real Return Portfolio	296,333	61,190	3,693	361,779	—	4
EQ/PIMCO Ultra Short Bond Portfolio	545,609	14,990	109,431	452,987	—	(735)
Multimanager Core Bond Portfolio	356,877	9,715	107,347	261,967	2,220	(499)
Multimanager Multi-Sector Bond Portfolio	183,007	7,495	1,847	191,101	—	2

	$2,665,318	$257,152	$235,307	$2,728,729	$2,220	$(1,201)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,062,534	$—	$—	$1,062,534
Investment Companies	385,863	2,728,729	—	3,114,592

Total Assets	$1,448,397	$2,728,729	$—	$4,177,126

Total Liabilities	$—	$—	$—	$—

Total	$1,448,397	$2,728,729	$—	$4,177,126

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$358,445
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$237,383

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,032
Aggregate gross unrealized depreciation	(25,384)

Net unrealized appreciation	$1,648

Federal income tax cost of investments	$4,175,478

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	1,077	$10,714
AXA SmartBeta™ Equity Portfolio‡	3,193	33,085
BlackRock Global Long/Short Credit Fund, Institutional Class	1,326	14,436
Eaton Vance Floating-Rate Fund, Institutional Class	15,971	146,291
EQ/AllianceBernstein Small Cap Growth Portfolio‡	2,902	63,004
EQ/BlackRock Basic Value Equity Portfolio‡	2,783	56,661
EQ/Capital Guardian Research Portfolio‡	6,212	115,987
EQ/Convertible Securities Portfolio‡	44,099	466,351
EQ/Emerging Markets Equity PLUS Portfolio‡	6,348	59,411
EQ/Energy ETF Portfolio‡	1,080	11,067
EQ/GAMCO Mergers and Acquisitions Portfolio‡	5,360	71,624
EQ/GAMCO Small Company Value Portfolio‡	1,132	64,107
EQ/Global Bond PLUS Portfolio‡	46,080	436,602
EQ/High Yield Bond Portfolio‡	29,831	309,056
EQ/Intermediate Government Bond Portfolio‡	42,363	434,447
EQ/International Core PLUS Portfolio‡	5,926	61,397
EQ/International Value PLUS Portfolio‡	6,349	83,213
EQ/Invesco Comstock Portfolio‡	4,141	58,905
EQ/Low Volatility Global ETF Portfolio‡	3,257	32,613
EQ/MFS International Growth Portfolio‡	11,649	85,263
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	3,956	81,065
EQ/Natural Resources PLUS Portfolio‡	1,043	10,932
EQ/PIMCO Global Real Return Portfolio‡	41,190	396,976
EQ/PIMCO Ultra Short Bond Portfolio‡	46,898	465,038
EQ/Real Estate PLUS Portfolio‡	2,129	21,433
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,640	54,519
EQ/Wells Fargo Omega Growth Portfolio*‡	5,103	62,110
Franklin K2 Alternative Strategies Fund*	1,225	13,000
iShares® Floating Rate Bond ETF	5,090	258,114
iShares® Global Infrastructure ETF	670	27,906
iShares® International Treasury Bond ETF	3,290	338,706
iShares® JP Morgan USD Emerging Markets Bond ETF	1,930	215,041
iShares® Micro-Cap ETF	430	33,239
iShares® MSCI EAFE Small-Cap ETF	600	31,320
iShares® U.S. Oil & Gas Exploration & Production ETF	200	17,012
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	1,651	$33,218
Multimanager Core Bond Portfolio‡	47,753	474,702
Multimanager Mid Cap Value Portfolio‡	6,229	86,645
PIMCO Foreign Bond Fund Unhedged, Institutional Class	5,675	58,678
PowerShares DB Base Metals Fund*	290	4,602
PowerShares DB Commodity Index Tracking Fund*	460	12,020
PowerShares DB G10 Currency Harvest Fund*	1,520	39,763
PowerShares DB Gold Fund*	250	10,750
PowerShares DB Silver Fund*	30	982
PowerShares S&P 500 BuyWrite Portfolio	1,580	33,322
SPDR® Barclays Short Term High Yield Bond ETF	4,030	124,729
Templeton Emerging Markets Small Cap, Advisor Class	2,472	29,075
Templeton Global Smaller Companies, Advisor Class	3,405	30,954
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	23,434	205,283
Vanguard Short-Term Inflation-Protected Securities ETF	910	44,895

Total Investments (99.9%) (Cost $5,796,479)		5,830,263
Other Assets Less Liabilities (0.1%)		8,730

Net Assets (100%)		$5,838,993

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta™ Equity Portfolio	$26,023	$6,919	$375	$33,085	$—	$2
EQ/AllianceBernstein Small Cap Growth Portfolio	51,636	11,532	632	63,004	—	(2)
EQ/BlackRock Basic Value Equity Portfolio	44,175	11,532	625	56,661	—	5
EQ/Capital Guardian Research Portfolio	95,302	23,065	1,256	115,987	—	2
EQ/Convertible Securities Portfolio	362,959	94,739	5,902	466,351	—	31
EQ/Emerging Markets Equity PLUS Portfolio	48,319	11,532	631	59,411	—	(2)
EQ/Energy ETF Portfolio	8,551	2,307	126	11,067	—	— #
EQ/GAMCO Mergers and Acquisitions Portfolio	53,838	18,452	1,004	71,624	—	3
EQ/GAMCO Small Company Value Portfolio	52,271	11,532	625	64,107	—	4
EQ/Global Bond PLUS Portfolio	317,744	118,845	4,777	436,602	—	5
EQ/High Yield Bond Portfolio	211,577	94,355	3,009	309,056	—	11
EQ/Intermediate Government Bond Portfolio	318,791	118,845	4,782	434,447	—	— #
EQ/International Core PLUS Portfolio	49,979	11,532	626	61,397	—	4
EQ/International Value PLUS Portfolio	67,262	16,145	876	83,213	—	5
EQ/Invesco Comstock Portfolio	52,021	11,532	5,775	58,905	—	55
EQ/Low Volatility Global ETF Portfolio	25,421	6,919	378	32,613	—	(1)
EQ/MFS International Growth Portfolio	67,925	18,452	1,008	85,263	—	(1)
EQ/Morgan Stanley Mid Cap Growth Portfolio	71,092	16,145	6,057	81,065	—	23
EQ/Natural Resources PLUS Portfolio	8,532	2,306	125	10,932	—	1
EQ/PIMCO Global Real Return Portfolio	267,530	126,645	4,780	396,976	—	2
EQ/PIMCO Ultra Short Bond Portfolio	492,972	87,645	116,635	465,038	—	(54)
EQ/Real Estate PLUS Portfolio	16,228	4,613	250	21,433	—	1
EQ/T. Rowe Price Growth Stock Portfolio	44,267	11,532	624	54,519	—	6
EQ/Wells Fargo Omega Growth Portfolio	51,973	11,532	625	62,110	—	4
Multimanager Core Bond Portfolio	417,583	90,456	36,026	474,702	2,811	(44)
Multimanager Mid Cap Value Portfolio	68,821	16,145	872	86,645	—	9

	$3,292,792	$955,254	$198,401	$4,096,213	$2,811	$69

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,192,401	$—	$—	$1,192,401
Investment Companies	541,649	4,096,213	—	4,637,862

Total Assets	$1,734,050	$4,096,213	$—	$5,830,263

Total Liabilities	$—	$—	$—	$—

Total	$1,734,050	$4,096,213	$—	$5,830,263

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,336,371
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$203,737

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,746
Aggregate gross unrealized depreciation	(29,995)

Net unrealized appreciation	$31,751

Federal income tax cost of investments	$5,798,512

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	4,605	$45,821
AXA SmartBeta™ Equity Portfolio‡	5,495	56,935
BlackRock Global Long/Short Credit Fund, Institutional Class	3,044	33,153
Eaton Vance Floating-Rate Fund, Institutional Class	11,482	105,176
EQ/AllianceBernstein Small Cap Growth Portfolio‡	4,725	102,584
EQ/BlackRock Basic Value Equity Portfolio‡	5,560	113,209
EQ/Capital Guardian Research Portfolio‡	11,006	205,510
EQ/Convertible Securities Portfolio‡	36,037	381,098
EQ/Emerging Markets Equity PLUS Portfolio‡	11,202	104,849
EQ/Energy ETF Portfolio‡	2,233	22,879
EQ/GAMCO Mergers and Acquisitions Portfolio‡	9,258	123,708
EQ/GAMCO Small Company Value Portfolio‡	1,848	104,661
EQ/Global Bond PLUS Portfolio‡	34,480	326,689
EQ/High Yield Bond Portfolio‡	21,492	222,654
EQ/Intermediate Government Bond Portfolio‡	31,687	324,961
EQ/International Core PLUS Portfolio‡	10,414	107,898
EQ/International Value PLUS Portfolio‡	11,655	152,746
EQ/Invesco Comstock Portfolio‡	7,115	101,213
EQ/Low Volatility Global ETF Portfolio‡	5,611	56,184
EQ/MFS International Growth Portfolio‡	20,559	150,481
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	7,141	146,335
EQ/Natural Resources PLUS Portfolio‡	2,273	23,835
EQ/PIMCO Global Real Return Portfolio‡	30,000	289,133
EQ/PIMCO Ultra Short Bond Portfolio‡	37,836	375,180
EQ/Real Estate PLUS Portfolio‡	5,126	51,612
EQ/T. Rowe Price Growth Stock Portfolio*‡	2,940	97,715
EQ/Wells Fargo Omega Growth Portfolio*‡	8,950	108,937
Franklin K2 Alternative Strategies Fund*	2,168	23,000
iShares® Floating Rate Bond ETF	3,730	189,148
iShares® Global Infrastructure ETF	1,340	55,811
iShares® International Treasury Bond ETF	2,560	263,552
iShares® JP Morgan USD Emerging Markets Bond ETF	1,750	194,985
iShares® Micro-Cap ETF	630	48,699
iShares® MSCI EAFE Small-Cap ETF	770	40,194
iShares® U.S. Oil & Gas Exploration & Production ETF	280	23,817
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	2,922	58,794
Multimanager Core Bond Portfolio‡	32,824	326,296
Multimanager Mid Cap Value Portfolio‡	11,438	159,104
PIMCO Foreign Bond Fund Unhedged, Institutional Class	4,406	45,563
PowerShares DB Base Metals Fund*	470	7,459
PowerShares DB Commodity Index Tracking Fund*	1,000	26,130
PowerShares DB G10 Currency Harvest Fund*	2,210	57,814
PowerShares DB Gold Fund*	770	33,111
PowerShares DB Silver Fund*	80	2,618
PowerShares S&P 500 BuyWrite Portfolio	2,320	48,929
SPDR® Barclays Short Term High Yield Bond ETF	3,150	97,492
Templeton Emerging Markets Small Cap, Advisor Class	4,393	51,660
Templeton Global Smaller Companies, Advisor Class	6,424	58,393
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	13,722	120,209
Vanguard Short-Term Inflation-Protected Securities ETF	830	40,948

Total Investments (99.4%) (Cost $5,869,728)		5,908,882
Other Assets Less Liabilities (0.6%)		33,153

Net Assets (100%)		$5,942,035

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss) †
AXA SmartBeta™ Equity Portfolio	$40,369	$17,456	$1,733	$56,935	$—	$5
EQ/AllianceBernstein Small Cap Growth Portfolio	73,843	31,421	3,141	102,584	—	(12)
EQ/BlackRock Basic Value Equity Portfolio	81,839	31,421	3,127	113,209	—	2
EQ/Capital Guardian Research Portfolio	154,322	59,351	5,913	205,510	—	(3)
EQ/Convertible Securities Portfolio	273,159	108,470	11,189	381,098	—	35
EQ/Emerging Markets Equity PLUS Portfolio	76,102	31,421	3,139	104,849	—	(10)
EQ/Energy ETF Portfolio	15,896	6,984	696	22,879	—	— #
EQ/GAMCO Mergers and Acquisitions Portfolio	91,744	34,914	3,475	123,708	—	2
EQ/GAMCO Small Company Value Portfolio	74,810	31,421	3,131	104,661	—	(2)
EQ/Global Bond PLUS Portfolio	209,838	122,764	9,377	326,689	—	10
EQ/High Yield Bond Portfolio	142,060	82,151	5,906	222,654	—	4
EQ/Intermediate Government Bond Portfolio	210,498	122,764	9,381	324,961	—	6
EQ/International Core PLUS Portfolio	78,875	31,421	3,131	107,898	—	(2)
EQ/International Value PLUS Portfolio	110,932	45,386	4,528	152,746	—	(9)
EQ/Invesco Comstock Portfolio	82,328	31,421	14,454	101,213	—	75
EQ/Low Volatility Global ETF Portfolio	39,369	17,456	1,737	56,184	—	1
EQ/MFS International Growth Portfolio	110,015	45,386	4,521	150,481	—	(1)
EQ/Morgan Stanley Mid Cap Growth Portfolio	117,787	45,386	15,729	146,335	—	190
EQ/Natural Resources PLUS Portfolio	17,105	6,984	696	23,835	—	— #
EQ/PIMCO Global Real Return Portfolio	176,021	117,064	9,365	289,133	—	23
EQ/PIMCO Ultra Short Bond Portfolio	409,362	94,264	129,490	375,180	—	(203)
EQ/Real Estate PLUS Portfolio	37,101	13,965	1,388	51,612	—	3
EQ/T. Rowe Price Growth Stock Portfolio	82,007	31,421	14,583	97,715	—	(54)
EQ/Wells Fargo Omega Growth Portfolio	82,236	31,421	3,126	108,937	—	3
Multimanager Core Bond Portfolio	209,922	124,400	9,382	326,296	1,636	5
Multimanager Mid Cap Value Portfolio	113,712	45,386	4,526	159,104	—	(6)

	$3,111,252	$1,361,899	$276,864	$4,236,406	$1,636	$62

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,130,707	$—	$—	$1,130,707
Investment Companies	541,769	4,236,406	—	4,778,175

Total Assets	$1,672,476	$4,236,406	$—	$5,908,882

Total Liabilities	$—	$—	$—	$—

Total	$1,672,476	$4,236,406	$—	$5,908,882

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,879,039
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$306,056

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,825
Aggregate gross unrealized depreciation	(34,056)

Net unrealized appreciation	$38,769

Federal income tax cost of investments	$5,870,113

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	8,211	$81,703
AXA SmartBeta™ Equity Portfolio‡	6,938	71,890
BlackRock Global Long/Short Credit Fund, Institutional Class	4,779	52,041
Eaton Vance Floating-Rate Fund, Institutional Class	8,023	73,487
EQ/AllianceBernstein Small Cap Growth Portfolio‡	6,454	140,123
EQ/BlackRock Basic Value Equity Portfolio‡	7,044	143,417
EQ/Capital Guardian Research Portfolio‡	14,707	274,629
EQ/Convertible Securities Portfolio‡	31,265	330,636
EQ/Emerging Markets Equity PLUS Portfolio‡	14,157	132,504
EQ/Energy ETF Portfolio‡	4,004	41,029
EQ/GAMCO Mergers and Acquisitions Portfolio‡	12,313	164,528
EQ/GAMCO Small Company Value Portfolio‡	2,528	143,174
EQ/Global Bond PLUS Portfolio‡	26,293	249,125
EQ/High Yield Bond Portfolio‡	15,625	161,881
EQ/Intermediate Government Bond Portfolio‡	24,164	247,807
EQ/International Core PLUS Portfolio‡	13,211	136,873
EQ/International Value PLUS Portfolio‡	15,842	207,621
EQ/Invesco Comstock Portfolio‡	9,759	138,821
EQ/Low Volatility Global ETF Portfolio‡	7,077	70,865
EQ/MFS International Growth Portfolio‡	27,899	204,208
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	9,556	195,835
EQ/Natural Resources PLUS Portfolio‡	3,857	40,438
EQ/PIMCO Global Real Return Portfolio‡	22,985	221,523
EQ/PIMCO Ultra Short Bond Portfolio‡	29,527	292,789
EQ/Real Estate PLUS Portfolio‡	8,376	84,334
EQ/T. Rowe Price Growth Stock Portfolio*‡	3,973	132,043
EQ/Wells Fargo Omega Growth Portfolio*‡	11,986	145,885
Franklin K2 Alternative Strategies Fund*	2,828	30,000
iShares® Floating Rate Bond ETF	3,150	159,736
iShares® Global Infrastructure ETF	2,080	86,632
iShares® International Treasury Bond ETF	1,975	203,326
iShares® JP Morgan USD Emerging Markets Bond ETF	1,680	187,186
iShares® Micro-Cap ETF	840	64,932
iShares® MSCI EAFE Small-Cap ETF	1,100	57,420
iShares® U.S. Oil & Gas Exploration & Production ETF	460	39,128
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	3,854	77,535
Multimanager Core Bond Portfolio‡	25,033	248,851
Multimanager Mid Cap Value Portfolio‡	15,539	216,155
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,202	33,111
PowerShares DB Base Metals Fund*	910	14,442
PowerShares DB Commodity Index Tracking Fund*	1,670	43,637
PowerShares DB G10 Currency Harvest Fund*	3,100	81,096
PowerShares DB Gold Fund*	1,320	56,761
PowerShares DB Silver Fund*	300	9,819
PowerShares S&P 500 BuyWrite Portfolio	3,020	63,692
SPDR® Barclays Short Term High Yield Bond ETF	2,630	81,398
Templeton Emerging Markets Small Cap, Advisor Class	5,758	67,715
Templeton Global Smaller Companies, Advisor Class	9,345	84,947
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	5,975	52,343
Vanguard Short-Term Inflation-Protected Securities ETF	530	26,148

Total Investments (99.0%) (Cost $6,120,432)		6,165,219
Other Assets Less Liabilities (1.0%)		64,712

Net Assets (100%)		$6,229,931

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss) †
AXA SmartBeta™ Equity Portfolio	$49,983	$21,201	$557	$71,890	$—	$(9)
EQ/AllianceBernstein Small Cap Growth Portfolio	101,407	38,868	1,028	140,123	—	(24)
EQ/BlackRock Basic Value Equity Portfolio	101,282	38,868	1,021	143,417	—	(18)
EQ/Capital Guardian Research Portfolio	201,307	77,737	2,052	274,629	—	(44)
EQ/Convertible Securities Portfolio	231,990	91,939	2,623	330,636	—	(2)
EQ/Emerging Markets Equity PLUS Portfolio	93,438	38,869	1,021	132,504	—	(18)
EQ/Energy ETF Portfolio	29,391	10,601	280	41,029	—	(6)
EQ/GAMCO Mergers and Acquisitions Portfolio	119,014	45,935	1,192	164,528	—	(5)
EQ/GAMCO Small Company Value Portfolio	102,813	38,869	1,031	143,174	—	(27)
EQ/Global Bond PLUS Portfolio	159,627	88,670	1,822	249,125	—	3
EQ/High Yield Bond Portfolio	105,297	54,402	1,096	161,881	—	(1)
EQ/Intermediate Government Bond Portfolio	160,197	88,670	1,827	247,807	—	(1)
EQ/International Core PLUS Portfolio	97,678	38,869	1,020	136,873	—	(17)
EQ/International Value PLUS Portfolio	147,194	60,069	1,579	207,621	—	(27)
EQ/Invesco Comstock Portfolio	109,894	38,868	13,011	138,821	—	(7)
EQ/Low Volatility Global ETF Portfolio	48,653	21,201	557	70,865	—	(9)
EQ/MFS International Growth Portfolio	145,587	60,069	1,574	204,208	—	(23)
EQ/Morgan Stanley Mid Cap Growth Portfolio	156,352	60,069	19,656	195,835	—	(105)
EQ/Natural Resources PLUS Portfolio	29,294	10,601	279	40,438	—	(5)
EQ/PIMCO Global Real Return Portfolio	130,641	88,670	1,817	221,523	—	8
EQ/PIMCO Ultra Short Bond Portfolio	301,320	70,670	79,865	292,789	—	(39)
EQ/Real Estate PLUS Portfolio	60,447	21,201	550	84,334	—	(2)
EQ/T. Rowe Price Growth Stock Portfolio	101,778	38,868	7,001	132,043	—	3
EQ/Wells Fargo Omega Growth Portfolio	109,948	38,868	1,021	145,885	—	(17)
Multimanager Core Bond Portfolio	159,786	89,933	1,827	248,851	1,262	(1)
Multimanager Mid Cap Value Portfolio	150,978	60,069	1,576	216,155	—	(25)

	$3,205,296	$1,332,654	$146,883	$4,436,984	$1,262	$(418)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,175,353	$—	$—	$1,175,353
Investment Companies	552,882	4,436,984	—	4,989,866

Total Assets	$1,728,235	$4,436,984	$—	$6,165,219

Total Liabilities	$—	$—	$—	$—

Total	$1,728,235	$4,436,984	$—	$6,165,219

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,863,212
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$150,506

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,771
Aggregate gross unrealized depreciation	(50,772)

Net unrealized appreciation	$37,999

Federal income tax cost of investments	$6,127,220

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	13,366	$132,992
AXA SmartBeta™ Equity Portfolio‡	11,390	118,019
BlackRock Global Long/Short Credit Fund, Institutional Class	6,670	72,632
Eaton Vance Floating-Rate Fund, Institutional Class	6,614	60,582
EQ/AllianceBernstein Small Cap Growth Portfolio‡	11,170	242,517
EQ/BlackRock Basic Value Equity Portfolio‡	12,249	249,406
EQ/Capital Guardian Research Portfolio‡	24,724	461,660
EQ/Convertible Securities Portfolio‡	32,924	348,178
EQ/Emerging Markets Equity PLUS Portfolio‡	25,235	236,181
EQ/Energy ETF Portfolio‡	11,118	113,928
EQ/GAMCO Mergers and Acquisitions Portfolio‡	13,847	185,027
EQ/GAMCO Small Company Value Portfolio‡	4,365	247,210
EQ/Global Bond PLUS Portfolio‡	22,531	213,474
EQ/High Yield Bond Portfolio‡	14,517	150,392
EQ/Intermediate Government Bond Portfolio‡	20,753	212,831
EQ/International Core PLUS Portfolio‡	23,892	247,536
EQ/International Value PLUS Portfolio‡	26,538	347,804
EQ/Invesco Comstock Portfolio‡	16,265	231,376
EQ/Low Volatility Global ETF Portfolio‡	11,694	117,087
EQ/MFS International Growth Portfolio‡	46,934	343,534
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	16,393	335,939
EQ/Natural Resources PLUS Portfolio‡	10,718	112,383
EQ/PIMCO Global Real Return Portfolio‡	18,968	182,801
EQ/PIMCO Ultra Short Bond Portfolio‡	22,463	222,744
EQ/Real Estate PLUS Portfolio‡	20,485	206,250
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,707	222,915
EQ/Wells Fargo Omega Growth Portfolio*‡	19,663	239,319
Franklin K2 Alternative Strategies Fund*	5,090	54,000
iShares® Floating Rate Bond ETF	3,010	152,637
iShares® Global Infrastructure ETF	4,040	168,266
iShares® International Treasury Bond ETF	1,690	173,985
iShares® JP Morgan USD Emerging Markets Bond ETF	1,430	159,331
iShares® Micro-Cap ETF	1,510	116,723
iShares® MSCI EAFE Small-Cap ETF	1,410	73,602
iShares® U.S. Oil & Gas Exploration & Production ETF	1,250	106,325
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	6,372	128,209
Multimanager Core Bond Portfolio‡	21,440	213,131
Multimanager Mid Cap Value Portfolio‡	25,839	359,436
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,059	31,633
PowerShares DB Base Metals Fund*	1,980	31,423
PowerShares DB Commodity Index Tracking Fund*	4,110	107,394
PowerShares DB G10 Currency Harvest Fund*	4,910	128,446
PowerShares DB Gold Fund*	3,460	148,783
PowerShares DB Silver Fund*	500	16,365
PowerShares S&P 500 BuyWrite Portfolio	5,510	116,206
SPDR® Barclays Short Term High Yield Bond ETF	1,930	59,734
Templeton Emerging Markets Small Cap, Advisor Class	9,773	114,931
Templeton Global Smaller Companies, Advisor Class	17,041	154,901
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	5,343	46,801
Vanguard Short-Term Inflation-Protected Securities ETF	690	34,041

Total Investments (99.7%) (Cost $8,465,172)		8,551,020
Other Assets Less Liabilities (0.3%)		27,402

Net Assets (100%)		$8,578,422

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss) †
AXA SmartBeta™ Equity Portfolio	$77,387	$39,413	$640	$118,019	$—	$—	#
EQ/AllianceBernstein Small Cap Growth Portfolio	164,145	78,827	1,280	242,517	—	—	#
EQ/BlackRock Basic Value Equity Portfolio	164,824	78,827	1,280	249,406	—	—	#
EQ/Capital Guardian Research Portfolio	322,060	146,722	2,738	461,660	—	4
EQ/Convertible Securities Portfolio	228,672	112,609	1,819	348,178	—	9
EQ/Emerging Markets Equity PLUS Portfolio	156,174	78,827	1,282	236,181	—	(2)
EQ/Energy ETF Portfolio	77,136	33,783	548	113,928	—	1
EQ/GAMCO Mergers and Acquisitions Portfolio	128,932	56,305	913	185,027	—	1
EQ/GAMCO Small Company Value Portfolio	165,833	78,827	1,279	247,210	—	1
EQ/Global Bond PLUS Portfolio	128,427	84,066	1,096	213,474	—	—	#
EQ/High Yield Bond Portfolio	94,939	53,294	730	150,392	—	1
EQ/Intermediate Government Bond Portfolio	129,294	84,066	1,097	212,831	—	—	#
EQ/International Core PLUS Portfolio	167,933	78,827	1,278	247,536	—	2
EQ/International Value PLUS Portfolio	234,360	112,610	1,823	347,804	—	6
EQ/Invesco Comstock Portfolio	165,582	78,827	17,794	231,376	—	(14)
EQ/Low Volatility Global ETF Portfolio	75,896	39,413	640	117,087	—	—	#
EQ/MFS International Growth Portfolio	232,792	112,610	1,826	343,534	—	2
EQ/Morgan Stanley Mid Cap Growth Portfolio	245,199	112,610	18,330	335,939	—	(2)
EQ/Natural Resources PLUS Portfolio	76,930	33,783	547	112,383	—	1
EQ/PIMCO Global Real Return Portfolio	113,101	67,566	1,097	182,801	—	—	#
EQ/PIMCO Ultra Short Bond Portfolio	218,081	67,566	63,353	222,744	—	(6)
EQ/Real Estate PLUS Portfolio	132,540	67,566	1,095	206,250	—	2
EQ/T. Rowe Price Growth Stock Portfolio	165,023	78,827	17,905	222,915	—	(125)
EQ/Wells Fargo Omega Growth Portfolio	165,328	78,827	1,274	239,319	—	6
Multimanager Core Bond Portfolio	128,463	85,124	1,097	213,131	1,058	—	#
Multimanager Mid Cap Value Portfolio	238,539	112,610	1,822	359,436	—	6

	$4,197,590	$2,052,332	$144,583	$6,161,078	$1,058	$(107)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,593,261	$—	$—	$1,593,261
Investment Companies	796,681	6,161,078	—	6,957,759

Total Assets	$2,389,942	$6,161,078	$—	$8,551,020

Total Liabilities	$—	$—	$—	$—

Total	$2,389,942	$6,161,078	$—	$8,551,020

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,883,381
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$148,316

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,280
Aggregate gross unrealized depreciation	(42,829)

Net unrealized appreciation	$84,451

Federal income tax cost of investments	$8,466,569

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	8,874	$88,296
AXA SmartBeta™ Equity Portfolio‡	7,768	80,486
BlackRock Global Long/Short Credit Fund, Institutional Class	3,979	43,336
Eaton Vance Floating-Rate Fund, Institutional Class	1,562	14,310
EQ/AllianceBernstein Small Cap Growth Portfolio‡	7,479	162,374
EQ/BlackRock Basic Value Equity Portfolio‡	8,156	166,074
EQ/Capital Guardian Research Portfolio‡	16,583	309,647
EQ/Convertible Securities Portfolio‡	11,792	124,706
EQ/Emerging Markets Equity PLUS Portfolio‡	16,171	151,353
EQ/Energy ETF Portfolio‡	9,864	101,078
EQ/GAMCO Mergers and Acquisitions Portfolio‡	4,556	60,882
EQ/GAMCO Small Company Value Portfolio‡	2,919	165,312
EQ/Global Bond PLUS Portfolio‡	5,119	48,498
EQ/High Yield Bond Portfolio‡	3,505	36,315
EQ/Intermediate Government Bond Portfolio‡	4,707	48,270
EQ/International Core PLUS Portfolio‡	15,176	157,238
EQ/International Value PLUS Portfolio‡	17,463	228,858
EQ/Invesco Comstock Portfolio‡	10,978	156,170
EQ/Low Volatility Global ETF Portfolio‡	7,891	79,011
EQ/MFS International Growth Portfolio‡	30,702	224,724
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	10,824	221,815
EQ/Natural Resources PLUS Portfolio‡	9,516	99,780
EQ/PIMCO Global Real Return Portfolio‡	3,994	38,490
EQ/PIMCO Ultra Short Bond Portfolio‡	4,594	45,559
EQ/Real Estate PLUS Portfolio‡	16,941	170,560
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,547	151,131
EQ/Wells Fargo Omega Growth Portfolio*‡	13,162	160,198
Franklin K2 Alternative Strategies Fund*	3,299	35,000
iShares® Floating Rate Bond ETF	720	36,511
iShares® Global Infrastructure ETF	2,970	123,700
iShares® International Treasury Bond ETF	350	36,032
iShares® JP Morgan USD Emerging Markets Bond ETF	330	36,769
iShares® Micro-Cap ETF	910	70,343
iShares® MSCI EAFE Small-Cap ETF	1,300	67,860
iShares® U.S. Oil & Gas Exploration & Production ETF	1,020	86,761
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	4,248	85,467
Multimanager Core Bond Portfolio‡	4,877	48,485
Multimanager Mid Cap Value Portfolio‡	17,233	239,721
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,116	11,536
PowerShares DB Base Metals Fund*	1,540	24,440
PowerShares DB Commodity Index Tracking Fund*	3,380	88,319
PowerShares DB G10 Currency Harvest Fund*	3,700	96,792
PowerShares DB Gold Fund*	2,840	122,123
PowerShares DB Silver Fund*	510	16,692
PowerShares S&P 500 BuyWrite Portfolio	3,660	77,189
SPDR® Barclays Short Term High Yield Bond ETF	440	13,618
Templeton Emerging Markets Small Cap, Advisor Class	6,238	73,361
Templeton Global Smaller Companies, Advisor Class	9,364	85,120
Vanguard Short-Term Inflation-Protected Securities ETF	100	4,934

Total Investments (100.0%) (Cost $4,766,361)		4,815,244
Other Assets Less Liabilities (0.0%)		1,294

Net Assets (100%)		$4,816,538

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss) †
AXA SmartBeta™ Equity Portfolio	$69,433	$10,071	$196	$80,486	$—	$(2)
EQ/AllianceBernstein Small Cap Growth Portfolio	141,443	20,142	389	162,374	—	(3)
EQ/BlackRock Basic Value Equity Portfolio	141,849	20,141	390	166,074	—	(3)
EQ/Capital Guardian Research Portfolio	273,879	40,398	970	309,647	—	(11)
EQ/Convertible Securities Portfolio	103,183	17,624	338	124,706	—	1
EQ/Emerging Markets Equity PLUS Portfolio	131,697	20,142	391	151,353	—	(4)
EQ/Energy ETF Portfolio	85,862	12,588	244	101,078	—	(3)
EQ/GAMCO Mergers and Acquisitions Portfolio	53,146	7,553	145	60,882	—	— #
EQ/GAMCO Small Company Value Portfolio	143,417	20,142	393	165,312	—	(7)
EQ/Global Bond PLUS Portfolio	37,148	10,894	121	48,498	—	— #
EQ/High Yield Bond Portfolio	22,739	12,977	73	36,315	—	— #
EQ/Intermediate Government Bond Portfolio	37,290	10,894	121	48,270	—	— #
EQ/International Core PLUS Portfolio	136,412	20,142	391	157,238	—	(4)
EQ/International Value PLUS Portfolio	197,722	30,212	584	228,858	—	(4)
EQ/Invesco Comstock Portfolio	142,720	20,142	9,509	156,170	—	78
EQ/Low Volatility Global ETF Portfolio	67,634	10,071	195	79,011	—	(2)
EQ/MFS International Growth Portfolio	196,060	30,212	589	224,724	—	(9)
EQ/Morgan Stanley Mid Cap Growth Portfolio	210,330	30,212	18,823	221,815	—	157
EQ/Natural Resources PLUS Portfolio	85,554	12,588	244	99,780	—	(2)
EQ/PIMCO Global Real Return Portfolio	31,445	6,294	121	38,490	—	— #
EQ/PIMCO Ultra Short Bond Portfolio	74,239	6,294	35,349	45,559	—	(228)
EQ/Real Estate PLUS Portfolio	128,801	35,200	410	170,560	—	1
EQ/T. Rowe Price Growth Stock Portfolio	142,157	20,142	9,577	151,131	—	9
EQ/Wells Fargo Omega Growth Portfolio	142,562	20,142	389	160,198	—	(3)
Multimanager Core Bond Portfolio	37,184	11,148	121	48,485	254	— #
Multimanager Mid Cap Value Portfolio	203,014	30,212	582	239,721	—	(2)

	$3,036,920	$486,577	$80,655	$3,476,735	$254	$(41)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$937,083	$—	$—	$937,083
Investment Companies	401,426	3,476,735	—	3,878,161

Total Assets	$1,338,509	$3,476,735	$—	$4,815,244

Total Liabilities	$—	$—	$—	$—

Total	$1,338,509	$3,476,735	$—	$4,815,244

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$697,989
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$81,466

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,496
Aggregate gross unrealized depreciation	(49,818)

Net unrealized appreciation	$48,678

Federal income tax cost of investments	$4,766,566

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta™ Equity Portfolio‡	10,718	$111,061
EQ/AllianceBernstein Small Cap Growth Portfolio‡	9,910	215,164
EQ/BlackRock Basic Value Equity Portfolio‡	10,813	220,167
EQ/Capital Guardian Research Portfolio‡	23,439	437,667
EQ/Emerging Markets Equity PLUS Portfolio‡	23,591	220,798
EQ/GAMCO Small Company Value Portfolio‡	3,868	219,042
EQ/International Core PLUS Portfolio‡	21,084	218,448
EQ/International Value PLUS Portfolio‡	24,772	324,656
EQ/Invesco Comstock Portfolio‡	15,420	219,344
EQ/Low Volatility Global ETF Portfolio‡	10,862	108,756
EQ/MFS International Growth Portfolio‡	45,002	329,392
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	15,234	312,182
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,388	212,328
EQ/Wells Fargo Omega Growth Portfolio*‡	17,464	212,555
iShares® Micro-Cap ETF	1,350	104,355
iShares® MSCI EAFE Small-Cap ETF	800	41,760
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	5,877	118,236
Multimanager Mid Cap Value Portfolio‡	23,785	330,867
PowerShares S&P 500 BuyWrite Portfolio	4,800	101,232
Templeton Emerging Markets Small Cap, Advisor Class	8,494	99,893
Templeton Global Smaller Companies, Advisor Class	19,120	173,805

Total Investments (99.9%) (Cost $4,271,641)		4,331,708
Other Assets Less Liabilities (0.1%)		3,856

Net Assets (100%)		$4,335,564

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss) †
AXA SmartBeta™ Equity Portfolio	$104,344	$5,308	$103	$111,061	$—	$(3)
EQ/AllianceBernstein Small Cap Growth Portfolio	203,508	10,133	194	215,164	—	(3)
EQ/BlackRock Basic Value Equity Portfolio	204,411	10,134	195	220,167	—	(4)
EQ/Capital Guardian Research Portfolio	422,939	20,756	462	437,667	—	(11)
EQ/Emerging Markets Equity PLUS Portfolio	189,225	31,633	198	220,798	—	(8)
EQ/GAMCO Small Company Value Portfolio	206,378	10,133	198	219,042	—	(7)
EQ/International Core PLUS Portfolio	196,354	20,883	196	218,448	—	(5)
EQ/International Value PLUS Portfolio	307,880	15,441	297	324,656	—	(6)
EQ/Invesco Comstock Portfolio	205,658	10,134	196	219,344	—	(5)
EQ/Low Volatility Global ETF Portfolio	101,599	5,308	102	108,756	—	(3)
EQ/MFS International Growth Portfolio	305,325	26,191	302	329,392	—	(11)
EQ/Morgan Stanley Mid Cap Growth Portfolio	328,400	15,441	31,160	312,182	—	1,381
EQ/T. Rowe Price Growth Stock Portfolio	204,829	10,134	188	212,328	—	3
EQ/Wells Fargo Omega Growth Portfolio	205,424	10,134	195	212,555	—	(4)
Multimanager Mid Cap Value Portfolio	316,427	15,441	10,846	330,867	—	195

	$3,502,701	$217,204	$44,832	$3,692,427	$—	$1,509

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$247,347	$—	$—	$247,347
Investment Companies	391,934	3,692,427	—	4,084,361

Total Assets	$639,281	$3,692,427	$—	$4,331,708

Total Liabilities	$—	$—	$—	$—

Total	$639,281	$3,692,427	$—	$4,331,708

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$236,016
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,634

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,415
Aggregate gross unrealized depreciation	(50,588)

Net unrealized appreciation	$59,827

Federal income tax cost of investments	$4,271,881

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta™ Equity Portfolio‡	5,243	$54,327
EQ/Emerging Markets Equity PLUS Portfolio‡	7,308	68,402
EQ/Global Bond PLUS Portfolio‡	55,471	525,575
EQ/International Core PLUS Portfolio‡	6,928	71,774
EQ/International Value PLUS Portfolio‡	7,797	102,182
EQ/Low Volatility Global ETF Portfolio‡	5,308	53,153
EQ/MFS International Growth Portfolio‡	13,677	100,110
EQ/PIMCO Global Real Return Portfolio‡	34,846	335,832
EQ/Real Estate PLUS Portfolio‡	12,150	122,332
iShares® Global ex USD High Yield Corporate Bond ETF	11,620	685,114
iShares® Global Infrastructure ETF	1,010	42,067
iShares® International Select Dividend ETF	4,310	166,538
iShares® International Treasury Bond ETF	1,730	178,104
iShares® JP Morgan USD Emerging Markets Bond ETF	5,530	616,153
iShares® MSCI EAFE Small-Cap ETF	400	20,880
iShares® MSCI Frontier 100 ETF	170	6,162
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	2,822	56,786
PIMCO Foreign Bond Fund Unhedged, Institutional Class	5,112	52,854
PowerShares DB G10 Currency Harvest Fund*	1,550	40,548
PowerShares Global Short Term High Yield Bond Portfolio	3,620	90,247
SPDR® DB International Government Inflation-Protected Bond ETF	6,030	362,343
SPDR® S&P Emerging Markets SmallCap ETF	80	3,796
Templeton Emerging Markets Small Cap, Advisor Class	4,055	47,685
Templeton Global Smaller Companies, Advisor Class	9,232	83,920
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	16,133	141,321
Vanguard Short-Term Inflation-Protected Securities ETF	1,270	62,655

Total Investments (100.0%) (Cost $4,083,658)		4,090,860
Other Assets Less Liabilities (0.0%)		(963)

Net Assets (100%)		$4,089,897

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss) †
AXA SmartBeta™ Equity Portfolio	$52,919	$906	$245	$54,327	$—	$— #
EQ/Emerging Markets Equity PLUS Portfolio	67,971	1,236	337	68,402	—	(3)
EQ/Global Bond PLUS Portfolio	511,976	9,246	2,631	525,575	—	7
EQ/International Core PLUS Portfolio	70,524	1,236	334	71,774	—	— #
EQ/International Value PLUS Portfolio	100,369	1,813	490	102,182	—	(1)
EQ/Low Volatility Global ETF Portfolio	51,532	906	246	53,153	—	(1)
EQ/MFS International Growth Portfolio	99,536	1,813	492	100,110	—	(3)
EQ/PIMCO Global Real Return Portfolio	322,483	7,004	1,885	335,832	—	5
EQ/Real Estate PLUS Portfolio	115,429	2,143	579	122,332	—	(1)

	$1,392,739	$26,303	$7,239	$1,433,687	$—	$3

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,268,445	$—	$—	$2,268,445
Investment Companies	388,728	1,433,687	—	1,822,415

Total Assets	$2,657,173	$1,433,687	$—	$4,090,860

Total Liabilities	$—	$—	$—	$—

Total	$2,657,173	$1,433,687	$—	$4,090,860

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$83,478
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,896

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,687
Aggregate gross unrealized depreciation	(25,583)

Net unrealized appreciation	$7,104

Federal income tax cost of investments	$4,083,756

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta™ Equity Portfolio‡	9,539	$98,839
EQ/Emerging Markets Equity PLUS Portfolio‡	12,944	121,152
EQ/Global Bond PLUS Portfolio‡	41,451	392,735
EQ/International Core PLUS Portfolio‡	12,677	131,341
EQ/International Value PLUS Portfolio‡	13,701	179,555
EQ/Low Volatility Global ETF Portfolio‡	9,663	96,750
EQ/MFS International Growth Portfolio‡	24,044	175,993
EQ/PIMCO Global Real Return Portfolio‡	25,534	246,084
EQ/Real Estate PLUS Portfolio‡	24,320	244,855
iShares® Emerging Markets Infrastructure ETF	280	9,374
iShares® Global ex USD High Yield Corporate Bond ETF	8,430	497,032
iShares® Global Infrastructure ETF	1,860	77,469
iShares® International Select Dividend ETF	7,530	290,959
iShares® International Treasury Bond ETF	1,410	145,160
iShares® JP Morgan USD Emerging Markets Bond ETF	4,170	464,621
iShares® MSCI EAFE Small-Cap ETF	1,790	93,438
iShares® MSCI Frontier 100 ETF	340	12,325
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	5,213	104,885
PIMCO Foreign Bond Fund Unhedged, Institutional Class	2,213	22,882
PowerShares DB G10 Currency Harvest Fund*	3,110	81,358
PowerShares Global Short Term High Yield Bond Portfolio	2,660	66,314
SPDR® DB International Government Inflation-Protected Bond ETF	4,420	265,598
SPDR® S&P Emerging Markets SmallCap ETF	820	38,909
Templeton Emerging Markets Small Cap, Advisor Class	5,720	67,263
Templeton Global Smaller Companies, Advisor Class	9,392	85,370
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	11,688	102,391
Vanguard Short-Term Inflation-Protected Securities ETF	1,140	56,242

Total Investments (99.9%) (Cost $4,151,283)		4,168,894
Other Assets Less Liabilities (0.1%)		6,186

Net Assets (100%)		$4,175,080

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta™ Equity Portfolio	$94,047	$4,906	$1,508	$98,839	$—	$10
EQ/Emerging Markets Equity PLUS Portfolio	117,291	6,542	2,029	121,152	—	(6)
EQ/Global Bond PLUS Portfolio	373,667	20,273	6,338	392,735	—	32
EQ/International Core PLUS Portfolio	125,905	6,814	2,105	131,341	—	3
EQ/International Value PLUS Portfolio	172,369	8,995	2,777	179,555	—	6
EQ/Low Volatility Global ETF Portfolio	91,575	4,907	1,513	96,750	—	5
EQ/MFS International Growth Portfolio	170,940	8,995	2,785	175,993	—	(3)
EQ/PIMCO Global Real Return Portfolio	229,804	14,992	4,658	246,084	—	(21)
EQ/Real Estate PLUS Portfolio	225,393	12,811	3,929	244,855	—	34

	$1,600,991	$89,235	$27,642	$1,687,304	$—	$60

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,098,799	$—	$—	$2,098,799
Investment Companies	382,791	1,687,304	—	2,070,095

Total Assets	$2,481,590	$1,687,304	$—	$4,168,894

Total Liabilities	$—	$—	$—	$—

Total	$2,481,590	$1,687,304	$—	$4,168,894

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$190,198
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$33,729

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,010
Aggregate gross unrealized depreciation	(27,644)

Net unrealized appreciation	$17,366

Federal income tax cost of investments	$4,151,528

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta™ Equity Portfolio‡	14,204	$147,180
EQ/Emerging Markets Equity PLUS Portfolio‡	18,765	175,633
EQ/Global Bond PLUS Portfolio‡	19,186	181,781
EQ/International Core PLUS Portfolio‡	18,260	189,186
EQ/International Value PLUS Portfolio‡	21,891	286,894
EQ/Low Volatility Global ETF Portfolio‡	14,382	144,006
EQ/MFS International Growth Portfolio‡	38,405	281,108
EQ/PIMCO Global Real Return Portfolio‡	11,387	109,747
EQ/Real Estate PLUS Portfolio‡	48,352	486,811
iShares® Emerging Markets Infrastructure ETF	570	19,084
iShares® Global ex USD High Yield Corporate Bond ETF	3,810	224,637
iShares® Global Infrastructure ETF	3,530	147,024
iShares® International Select Dividend ETF	11,520	445,133
iShares® International Treasury Bond ETF	540	55,593
iShares® JP Morgan USD Emerging Markets Bond ETF	1,890	210,584
iShares® MSCI EAFE Small-Cap ETF	3,980	207,756
iShares® MSCI Frontier 100 ETF	930	33,712
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	6,255	125,844
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,033	10,676
PowerShares DB G10 Currency Harvest Fund*	6,210	162,454
PowerShares Global Short Term High Yield Bond Portfolio	1,630	40,636
SPDR® DB International Government Inflation-Protected Bond ETF	1,970	118,377
SPDR® S&P Emerging Markets SmallCap ETF	680	32,266
Templeton Emerging Markets Small Cap, Advisor Class	9,743	114,582
Templeton Global Smaller Companies, Advisor Class	9,225	83,851
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	4,492	39,347
Vanguard Short-Term Inflation-Protected Securities ETF	410	20,227

Total Investments (99.7%) (Cost $4,068,849)		4,094,129
Other Assets Less Liabilities (0.3%)		12,850

Net Assets (100%)		$4,106,979

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta™ Equity Portfolio	$142,532	$3,068	$457	$147,180	$—	$—	#
EQ/Emerging Markets Equity PLUS Portfolio	173,380	3,962	588	175,633	—	2
EQ/Global Bond PLUS Portfolio	176,009	3,962	591	181,781	—	—	#
EQ/International Core PLUS Portfolio	184,977	3,834	571	189,186	—	1
EQ/International Value PLUS Portfolio	280,354	6,007	893	286,894	—	3
EQ/Low Volatility Global ETF Portfolio	138,783	3,068	457	144,006	—	1
EQ/MFS International Growth Portfolio	278,029	6,007	894	281,108	—	1
EQ/PIMCO Global Real Return Portfolio	104,684	2,812	419	109,747	—	—	#
EQ/Real Estate PLUS Portfolio	456,808	10,562	1,689	486,811	—	—	#

	$1,935,556	$43,282	$6,559	$2,002,346	$—	$8

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,717,483	$—	$—	$1,717,483
Investment Companies	374,300	2,002,346	—	2,376,646

Total Assets	$2,091,783	$2,002,346	$—	$4,094,129

Total Liabilities	$—	$—	$—	$—

Total	$2,091,783	$2,002,346	$—	$4,094,129

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$82,186
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,261

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,658
Aggregate gross unrealized depreciation	(32,777)

Net unrealized appreciation	$24,881

Federal income tax cost of investments	$4,069,248

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
BlackRock Global Long/Short Credit Fund, Institutional Class	10,201	$111,088
EQ/Boston Advisors Equity Income Portfolio‡	83,042	571,810
EQ/Energy ETF Portfolio‡	5,471	56,058
EQ/Global Bond PLUS Portfolio‡	12,488	118,319
EQ/High Yield Bond Portfolio‡	26,924	278,938
EQ/Natural Resources PLUS Portfolio‡	5,199	54,519
EQ/PIMCO Global Real Return Portfolio‡	9,690	93,384
EQ/Real Estate PLUS Portfolio‡	27,679	278,674
iShares® Aaa - A Rated Corporate Bond ETF	2,410	122,476
iShares® Emerging Markets Infrastructure ETF	2,210	73,991
iShares® Floating Rate Bond ETF	2,130	108,012
iShares® Global ex USD High Yield Corporate Bond ETF	1,250	73,700
iShares® Global Infrastructure ETF	9,240	384,846
iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,590	185,982
iShares® International Select Dividend ETF	6,200	239,568
iShares® International Treasury Bond ETF	100	10,295
iShares® JP Morgan USD Emerging Markets Bond ETF	610	67,966
iShares® US Preferred Stock ETF	8,760	341,903
Multimanager Core Bond Portfolio‡	36,494	362,782
Multimanager Multi-Sector Bond Portfolio‡	93,135	363,605
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,079	104,212
PowerShares Global Short Term High Yield Bond Portfolio	630	15,706
PowerShares S&P 500 BuyWrite Portfolio	6,360	134,132
SPDR® Barclays Investment Grade Floating Rate ETF	3,530	107,983
SPDR® Barclays Short Term High Yield Bond ETF	2,860	88,517
Van Eck Global Hard Assets Fund, Institutional Class	3,141	159,518
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	5,055	44,278
Vanguard Short-Term Inflation-Protected Securities ETF	550	27,134

Total Investments (99.8%) (Cost $4,585,342)		4,579,396
Other Assets Less Liabilities (0.2%)		6,909

Net Assets (100%)		$4,586,305

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Boston Advisors Equity Income Portfolio	$519,272	$62,732	$19,961	$571,810	$—	$239
EQ/Energy ETF Portfolio	48,206	6,544	262	56,058	—	(1)
EQ/Global Bond PLUS Portfolio	96,253	21,161	491	118,319	—	1
EQ/High Yield Bond Portfolio	242,981	30,538	1,212	278,938	—	2
EQ/Natural Resources PLUS Portfolio	47,287	6,544	261	54,519	—	(1)
EQ/PIMCO Global Real Return Portfolio	79,411	12,360	491	93,384	—	1
EQ/Real Estate PLUS Portfolio	229,364	39,338	1,213	278,674	—	1
Multimanager Core Bond Portfolio	319,490	42,809	1,619	362,782	2,092	— #
Multimanager Multi-Sector Bond Portfolio	320,177	40,717	1,618	363,605	—	2

	$1,902,441	$262,743	$27,128	$2,178,089	$2,092	$244

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,982,211	$—	$—	$1,982,211
Investment Companies	419,096	2,178,089	—	2,597,185

Total Assets	$2,401,307	$2,178,089	$—	$4,579,396

Total Liabilities	$—	$—	$—	$—

Total	$2,401,307	$2,178,089	$—	$4,579,396

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$539,692
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,167

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,852
Aggregate gross unrealized depreciation	(47,954)

Net unrealized depreciation	$(6,102)

Federal income tax cost of investments	$4,585,498

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
BlackRock Global Long/Short Credit Fund, Institutional Class	13,023	$141,823
Eaton Vance Floating-Rate Fund, Institutional Class	6,386	58,493
EQ/Boston Advisors Equity Income Portfolio‡	77,836	535,961
EQ/Convertible Securities Portfolio‡	47,009	497,132
EQ/Energy ETF Portfolio‡	14,157	145,074
EQ/Global Bond PLUS Portfolio‡	15,235	144,348
EQ/High Yield Bond Portfolio‡	5,756	59,635
EQ/Low Volatility Global ETF Portfolio‡	51,720	517,864
EQ/Natural Resources PLUS Portfolio‡	15,018	157,474
EQ/PIMCO Global Real Return Portfolio‡	51,189	493,339
EQ/PIMCO Ultra Short Bond Portfolio‡	22,334	221,465
EQ/Real Estate PLUS Portfolio‡	32,853	330,770
iShares® Emerging Markets Infrastructure ETF	1,270	42,520
iShares® Floating Rate Bond ETF	9,600	486,816
iShares® Global ex USD High Yield Corporate Bond ETF	640	37,734
iShares® Global Infrastructure ETF	6,690	278,638
iShares® International Select Dividend ETF	10,990	424,654
iShares® International Treasury Bond ETF	1,340	137,953
iShares® JP Morgan USD Emerging Markets Bond ETF	630	70,195
PIMCO Unconstrained Bond Fund, Institutional Class	20,300	226,754
PowerShares Global Short Term High Yield Bond Portfolio	710	17,700
PowerShares S&P 500 BuyWrite Portfolio	5,300	111,777
SPDR® Barclays Investment Grade Floating Rate ETF	12,160	371,974
SPDR® Barclays Short Term High Yield Bond ETF	3,530	109,254
Van Eck Global Hard Assets Fund, Institutional Class	561	28,480
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	8,644	75,724
Vanguard Short-Term Inflation-Protected Securities ETF	1,850	91,270

Total Investments (99.7%) (Cost $5,775,433)		5,814,821
Other Assets Less Liabilities (0.3%)		19,604

Net Assets (100%)		$5,834,425

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Boston Advisors Equity Income Portfolio	$370,377	$158,278	$2,785	$535,961	$—	$(1)
EQ/Convertible Securities Portfolio	338,107	147,171	2,588	497,132	—	—
EQ/Energy ETF Portfolio	96,948	44,429	779	145,074	—	2
EQ/Global Bond PLUS Portfolio	99,090	44,429	779	144,348	—	2
EQ/High Yield Bond Portfolio	39,299	19,437	341	59,635	—	1
EQ/Low Volatility Global ETF Portfolio	351,541	158,278	2,786	517,864	—	(2)
EQ/Natural Resources PLUS Portfolio	107,783	47,206	831	157,474	—	(1)
EQ/PIMCO Global Real Return Portfolio	325,456	161,357	2,982	493,339	—	13
EQ/PIMCO Ultra Short Bond Portfolio	161,082	61,090	1,074	221,465	—	— #
EQ/Real Estate PLUS Portfolio	217,347	102,742	1,805	330,770	—	2

	$2,107,030	$944,417	$16,750	$3,103,062	$—	$16

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,180,485	$—	$—	$2,180,485
Investment Companies	531,274	3,103,062	—	3,634,336

Total Assets	$2,711,759	$3,103,062	$—	$5,814,821

Total Liabilities	$—	$—	$—	$—

Total	$2,711,759	$3,103,062	$—	$5,814,821

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,792,822
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$45,533

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,611
Aggregate gross unrealized depreciation	(22,423)

Net unrealized appreciation	$39,188

Federal income tax cost of investments	$5,775,633

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Eaton Vance Diversified Currency Income Fund, Institutional Class	6,888	$71,017
EQ/Energy ETF Portfolio‡	18,890	193,570
EQ/Natural Resources PLUS Portfolio‡	18,695	196,028
EQ/PIMCO Global Real Return Portfolio‡	112,501	1,084,244
EQ/Real Estate PLUS Portfolio‡	48,142	484,698
iShares® Emerging Markets Infrastructure ETF	1,980	66,290
iShares® Global Infrastructure ETF	9,930	413,585
iShares® MSCI Global Agriculture Producers ETF	1,490	40,895
iShares® U.S. Oil & Gas Exploration & Production ETF	2,240	190,534
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	13,085	77,330
PowerShares DB Base Metals Fund*	4,980	79,033
PowerShares DB Commodity Index Tracking Fund*	6,150	160,700
PowerShares DB G10 Currency Harvest Fund*	15,310	400,510
PowerShares DB Gold Fund*	5,390	231,775
PowerShares DB Silver Fund*	1,280	41,894
Van Eck Global Hard Assets Fund, Institutional Class	3,067	155,753
Van Eck International Investors Gold Fund, Institutional Class	5,615	67,718
Vanguard Short-Term Inflation-Protected Securities ETF	2,960	146,032

Total Investments (100.2%) (Cost $4,095,304)		4,101,606
Other Assets Less Liabilities (-0.2%)		(7,216)

Net Assets (100%)		$4,094,390

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Energy ETF Portfolio	$203,417	$7,128	$22,348	$193,570	$—	$(54)
EQ/Natural Resources PLUS Portfolio	207,723	7,393	22,519	196,028	—	(139)
EQ/PIMCO Global Real Return Portfolio	982,396	93,381	17,345	1,084,244	—	(79)
EQ/Real Estate PLUS Portfolio	449,258	21,122	6,731	484,698	—	69

	$1,842,794	$129,024	$68,943	$1,958,540	$—	$(203)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,771,248	$—	$—	$1,771,248
Investment Companies	371,818	1,958,540	—	2,330,358

Total Assets	$2,143,066	$1,958,540	$—	$4,101,606

Total Liabilities	$—	$—	$—	$—

Total	$2,143,066	$1,958,540	$—	$4,101,606

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$244,221
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$123,452

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,977
Aggregate gross unrealized depreciation	(43,342)

Net unrealized appreciation	$5,635

Federal income tax cost of investments	$4,095,971

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	9,866	$98,168
BlackRock Global Long/Short Credit Fund, Institutional Class	7,488	81,544
Blackstone/GSO Long-Short Credit Income Fund	7,230	127,320
EQ/Convertible Securities Portfolio‡	70,431	744,818
EQ/Energy ETF Portfolio‡	18,168	186,174
EQ/GAMCO Mergers and Acquisitions Portfolio‡	95,783	1,279,898
EQ/Natural Resources PLUS Portfolio‡	18,086	189,646
EQ/Real Estate PLUS Portfolio‡	36,926	371,781
Franklin K2 Alternative Strategies Fund*	8,860	94,000
iShares® Emerging Markets Infrastructure ETF	3,100	103,788
iShares® Global Infrastructure ETF	9,350	389,427
iShares® MSCI Global Agriculture Producers ETF	1,120	30,740
iShares® U.S. Oil & Gas Exploration & Production ETF	1,520	129,291
PowerShares DB Base Metals Fund*	5,880	93,316
PowerShares DB Commodity Index Tracking Fund*	3,820	99,817
PowerShares DB G10 Currency Harvest Fund*	24,230	633,857
PowerShares DB Gold Fund*	4,500	193,504
PowerShares DB Silver Fund*	510	16,692
WisdomTree Managed Futures Strategy Fund*	730	29,981

Total Investments (99.9%) (Cost $4,866,347)		4,893,762
Other Assets Less Liabilities (0.1%)		6,962

Net Assets (100%)		$4,900,724

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$631,639	$106,732	$19,171	$744,818	$—	$(38)
EQ/Energy ETF Portfolio	154,206	28,462	1,972	186,174	—	(3)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,127,814	206,354	61,375	1,279,898	—	(18)
EQ/Natural Resources PLUS Portfolio	159,487	28,462	1,970	189,646	—	(2)
EQ/Real Estate PLUS Portfolio	290,830	69,860	4,011	371,781	—	9

	$2,363,976	$439,870	$88,499	$2,772,317	$—	$(52)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,720,413	$—	$—	$1,720,413
Investment Companies	401,032	2,772,317	—	3,173,349

Total Assets	$2,121,445	$2,772,317	$—	$4,893,762

Total Liabilities	$—	$—	$—	$—

Total	$2,121,445	$2,772,317	$—	$4,893,762

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$857,816
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$138,562

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,107
Aggregate gross unrealized depreciation	(57,321)

Net unrealized appreciation	$26,786

Federal income tax cost of investments	$4,866,976

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	17,747	$176,583
BlackRock Global Long/Short Credit Fund, Institutional Class	14,046	152,961
Blackstone/GSO Long-Short Credit Income Fund	2,670	47,019
EQ/Convertible Securities Portfolio‡	49,516	523,638
EQ/Energy ETF Portfolio‡	30,224	309,713
EQ/GAMCO Mergers and Acquisitions Portfolio‡	75,002	1,002,216
EQ/Natural Resources PLUS Portfolio‡	29,210	306,288
EQ/Real Estate PLUS Portfolio‡	51,296	516,457
Franklin K2 Alternative Strategies Fund*	3,181	33,750
iShares® Emerging Markets Infrastructure ETF	2,740	91,735
iShares® Global Infrastructure ETF	10,460	435,659
iShares® MSCI Global Agriculture Producers ETF	1,660	45,561
iShares® MSCI Global Gold Miners ETF	3,560	35,956
iShares® U.S. Oil & Gas Exploration & Production ETF	3,100	263,686
PowerShares DB Base Metals Fund*	5,030	79,826
PowerShares DB Commodity Index Tracking Fund*	7,590	198,327
PowerShares DB G10 Currency Harvest Fund*	19,530	510,905
PowerShares DB Gold Fund*	6,190	266,176
PowerShares DB Silver Fund*	1,420	46,477
WisdomTree Managed Futures Strategy Fund*	1,020	41,891

Total Investments (99.8%) (Cost $5,069,239)		5,084,824
Other Assets Less Liabilities (0.2%)		11,437

Net Assets (100%)		$5,096,261

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$429,374	$81,343	$3,988	$523,638	$—	$19
EQ/Energy ETF Portfolio	255,986	47,849	2,358	309,713	—	(1)
EQ/GAMCO Mergers and Acquisitions Portfolio	876,041	162,732	41,667	1,002,216	—	143
EQ/Natural Resources PLUS Portfolio	255,296	47,849	2,357	306,288	—	—	#
EQ/Real Estate PLUS Portfolio	418,360	81,343	3,995	516,457	—	11

	$2,235,057	$421,116	$54,365	$2,658,312	$—	$172

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,016,199	$—	$—	$2,016,199
Investment Companies	410,313	2,658,312	—	3,068,625

Total Assets	$2,426,512	$2,658,312	$—	$5,084,824

Total Liabilities	$—	$—	$—	$—

Total	$2,426,512	$2,658,312	$—	$5,084,824

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$839,622
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$57,317

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,893
Aggregate gross unrealized depreciation	(62,501)

Net unrealized appreciation	$15,392

Federal income tax cost of investments	$5,069,432

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	15,797	$157,176
BlackRock Global Long/Short Credit Fund, Institutional Class	7,562	82,348
Blackstone/GSO Long-Short Credit Income Fund	3,450	60,754
EQ/Convertible Securities Portfolio‡	34,460	364,419
EQ/Energy ETF Portfolio‡	41,187	422,049
EQ/GAMCO Mergers and Acquisitions Portfolio‡	19,290	257,769
EQ/Natural Resources PLUS Portfolio‡	40,780	427,610
EQ/Real Estate PLUS Portfolio‡	64,122	645,593
Franklin K2 Alternative Strategies Fund*	1,060	11,250
iShares® Emerging Markets Infrastructure ETF	3,240	108,475
iShares® Global Infrastructure ETF	10,510	437,741
iShares® MSCI Global Agriculture Producers ETF	2,470	67,793
iShares® MSCI Global Gold Miners ETF	10,720	108,272
iShares® U.S. Oil & Gas Exploration & Production ETF	4,070	346,194
PowerShares DB Base Metals Fund*	5,150	81,731
PowerShares DB Commodity Index Tracking Fund*	10,150	265,220
PowerShares DB G10 Currency Harvest Fund*	13,430	351,329
PowerShares DB Gold Fund*	6,970	299,717
PowerShares DB Silver Fund*	1,150	37,640
WisdomTree Managed Futures Strategy Fund*	2,790	114,585

Total Investments (97.6%) (Cost $4,626,403)		4,647,665
Other Assets Less Liabilities (2.4%)		114,627

Net Assets (100%)		$4,762,292

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$316,459	$46,840	$11,855	$364,419	$—	$(70)
EQ/Energy ETF Portfolio	356,201	53,866	624	422,049	—	(8)
EQ/GAMCO Mergers and Acquisitions Portfolio	222,396	34,350	393	257,769	—	— #
EQ/Natural Resources PLUS Portfolio	364,260	55,428	639	427,610	—	(6)
EQ/Real Estate PLUS Portfolio	522,390	97,264	1,027	645,593	—	1

	$1,781,706	$287,748	$14,538	$2,117,440	$—	$(83)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,218,697	$—	$—	$2,218,697
Investment Companies	311,528	2,117,440	—	2,428,968

Total Assets	$2,530,225	$2,117,440	$—	$4,647,665

Total Liabilities	$—	$—	$—	$—

Total	$2,530,225	$2,117,440	$—	$4,647,665

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$645,674
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,068

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,195
Aggregate gross unrealized depreciation	(59,268)

Net unrealized appreciation	$20,927

Federal income tax cost of investments	$4,626,738

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.2%)
Auto Components (0.4%)
Allison Transmission Holdings, Inc.	5,412	$162,035
BorgWarner, Inc.	12,240	752,393
Dana Holding Corp.	6,468	150,510
Delphi Automotive plc	25,679	1,742,577
Drew Industries, Inc.	924	50,081
Gentex Corp.	5,200	163,956
Gentherm, Inc.*	1,188	41,247
Goodyear Tire & Rubber Co.	13,590	355,107
Lear Corp.	1,980	165,766
Tenneco, Inc.*	2,838	164,803
Visteon Corp.*	2,178	192,622

		3,941,097

Automobiles (0.7%)
Ford Motor Co.	67,724	1,056,494
Harley-Davidson, Inc.	10,691	712,127
Tesla Motors, Inc.*	26,428	5,508,917
Thor Industries, Inc.	2,700	164,862

		7,442,400

Distributors (0.1%)
Genuine Parts Co.	7,193	624,712
LKQ Corp.*	15,863	417,990
Pool Corp.	2,112	129,508

		1,172,210

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,084	38,027
Bright Horizons Family Solutions, Inc.*	4,100	160,351
Grand Canyon Education, Inc.*	1,320	61,644
H&R Block, Inc.	12,011	362,612
Hillenbrand, Inc.	2,249	72,710
Houghton Mifflin Harcourt Co.*	8,100	164,673
ITT Educational Services, Inc.*	1,980	56,786
K12, Inc.*	1,450	32,843
Service Corp. International	7,325	145,621
Sotheby’s, Inc.	4,356	189,704
Steiner Leisure Ltd.*	528	24,420
Weight Watchers International, Inc.	1,299	26,681

		1,336,072

Hotels, Restaurants & Leisure (4.1%)
Bally Technologies, Inc.*	2,300	152,421
Bloomin’ Brands, Inc.*	6,400	154,240
Brinker International, Inc.	3,498	183,470
Buffalo Wild Wings, Inc.*	1,100	163,790
Burger King Worldwide, Inc.	5,742	152,450
Caesars Entertainment Corp.*	6,600	125,466
Cheesecake Factory, Inc.	3,400	161,942
Chipotle Mexican Grill, Inc.*	14,317	8,132,772
Choice Hotels International, Inc.	3,632	167,072
Cracker Barrel Old Country Store, Inc.	1,600	155,584
Darden Restaurants, Inc.	3,762	190,959
Denny’s Corp.*	5,082	32,677
DineEquity, Inc.	1,452	113,358
Domino’s Pizza, Inc.	2,508	193,041
Dunkin’ Brands Group, Inc.	5,362	269,065
Einstein Noah Restaurant Group, Inc.	132	2,173
Hilton Worldwide Holdings, Inc.*	27,700	616,048
International Game Technology	11,518	161,943
Interval Leisure Group, Inc.	2,371	61,978
Jack in the Box, Inc.*	2,600	153,244
Las Vegas Sands Corp.	43,142	3,485,011
Life Time Fitness, Inc.*	195	9,379
Marriott International, Inc., Class A	10,854	608,041
McDonald’s Corp.	50,144	4,915,616
MGM Resorts International*	41,000	1,060,260
Morgans Hotel Group Co.*	1,188	9,551
Norwegian Cruise Line Holdings Ltd.*	3,696	119,270
Panera Bread Co., Class A*	1,452	256,234
Papa John’s International, Inc.	1,848	96,299
Pinnacle Entertainment, Inc.*	2,068	49,012
Popeyes Louisiana Kitchen, Inc.*	726	29,505
Ruth’s Hospitality Group, Inc.	594	7,181
Scientific Games Corp., Class A*	5,016	68,870
SeaWorld Entertainment, Inc.	5,000	151,150
Six Flags Entertainment Corp.	3,800	152,570
Sonic Corp.*	4,554	103,786
Starbucks Corp.	105,865	7,768,374
Starwood Hotels & Resorts Worldwide, Inc.	60,756	4,836,178
Texas Roadhouse, Inc.	4,158	108,441
Vail Resorts, Inc.	2,300	160,310
Wyndham Worldwide Corp.	6,732	492,984
Wynn Resorts Ltd.	33,532	7,449,134
Yum! Brands, Inc.	22,462	1,693,410

		44,974,259

Household Durables (0.3%)
D.R. Horton, Inc.	50,810	1,100,037
iRobot Corp.*	990	40,640
Jarden Corp.*	5,562	332,774
Newell Rubbermaid, Inc.	7,391	220,991
NVR, Inc.*	198	227,106
PulteGroup, Inc.	17,159	329,281
Taylor Morrison Home Corp., Class A*	6,700	157,450
Tempur Sealy International, Inc.*	3,100	157,077
Tupperware Brands Corp.	3,564	298,521
Whirlpool Corp.	990	147,965

		3,011,842

Internet & Catalog Retail (4.5%)
1-800-FLOWERS.COM, Inc., Class A*	1,386	7,803
Amazon.com, Inc.*	39,785	13,388,448
Blue Nile, Inc.*	990	34,452
Ctrip.com International Ltd. (ADR)*	16,200	816,804
Expedia, Inc.	4,746	344,085
Groupon, Inc.*	18,545	145,393
HomeAway, Inc.*	3,800	143,146
HSN, Inc.	2,700	161,271
Liberty Interactive Corp.*	56,014	1,617,124
Liberty Ventures*	4,655	606,686
Netflix, Inc.*	20,750	7,304,622
Nutrisystem, Inc.	1,650	24,866
Overstock.com, Inc.*	858	16,903
PetMed Express, Inc.	1,254	16,816
priceline.com, Inc.*	16,700	19,904,563
TripAdvisor, Inc.*	52,644	4,769,020
zulily, Inc., Class A*	2,600	130,494

		49,432,496

Leisure Products (0.1%)
Brunswick Corp.	3,800	172,102
Hasbro, Inc.	4,339	241,335
Mattel, Inc.	15,300	613,683

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Polaris Industries, Inc.	3,208	$448,190

		1,475,310

Media (5.5%)
AMC Networks, Inc., Class A*	26,078	1,906,041
Cablevision Systems Corp. - New York Group, Class A	132,166	2,229,640
CBS Corp. (Non-Voting), Class B	46,480	2,872,464
Charter Communications, Inc., Class A*	2,706	333,379
Cinemark Holdings, Inc.	5,280	153,173
Clear Channel Outdoor Holdings, Inc., Class A	17,800	162,158
Comcast Corp., Class A	358,584	17,794,558
Crown Media Holdings, Inc., Class A*	264	1,014
DIRECTV*	52,783	4,033,677
Discovery Communications, Inc., Class A*	22,223	1,837,842
Discovery Communications, Inc., Class C*	12,572	968,798
DISH Network Corp., Class A*	9,239	574,758
Global Sources Ltd.*	1,016	9,103
Interpublic Group of Cos., Inc.	8,777	150,438
Lamar Advertising Co., Class A*	3,498	178,363
Liberty Global plc*	24,683	1,004,845
Liberty Global plc, Class A*	24,683	1,026,813
Liberty Media Corp.*	13,142	1,718,054
Lions Gate Entertainment Corp.	4,158	111,143
Loral Space & Communications, Inc.*	698	49,370
Madison Square Garden Co., Class A*	28,717	1,630,551
Morningstar, Inc.	2,000	158,040
National CineMedia, Inc.	148	2,220
News Corp., Class A*	16,185	278,706
Omnicom Group, Inc.	12,926	938,428
Regal Entertainment Group, Class A	11,290	210,897
Scripps Networks Interactive, Inc., Class A	4,861	368,999
Sinclair Broadcast Group, Inc., Class A	6,200	167,958
Sirius XM Holdings, Inc.*	64,411	206,115
Starz, Class A*	16,290	525,841
Time Warner Cable, Inc.	14,569	1,998,575
Twenty-First Century Fox, Inc., Class A	115,884	3,704,812
Viacom, Inc., Class B	60,071	5,105,434
Walt Disney Co.	94,385	7,557,407
World Wrestling Entertainment, Inc., Class A	28,180	813,838

		60,783,452

Multiline Retail (0.5%)
Big Lots, Inc.*	3,036	114,973
Dillard’s, Inc., Class A	1,452	134,165
Dollar General Corp.*	16,353	907,265
Dollar Tree, Inc.*	28,956	1,510,924
Family Dollar Stores, Inc.	5,744	333,209
Macy’s, Inc.	14,833	879,449
Nordstrom, Inc.	7,374	460,506
Target Corp.	25,140	1,521,221

		5,861,712

Specialty Retail (2.9%)
Aaron’s, Inc.	561	16,965
Abercrombie & Fitch Co., Class A	2,508	96,558
Advance Auto Parts, Inc.	3,366	425,799
Aeropostale, Inc.*	5,313	26,671
American Eagle Outfitters, Inc.	6,996	85,631
America’s Car-Mart, Inc.*	594	21,812
Ascena Retail Group, Inc.*	5,678	98,116
AutoNation, Inc.*	3,102	165,120
AutoZone, Inc.*	1,791	961,946
Bed Bath & Beyond, Inc.*	10,761	740,357
Best Buy Co., Inc.	4,356	115,042
Buckle, Inc.	1,914	87,661
Cabela’s, Inc.*	2,112	138,357
CarMax, Inc.*	22,999	1,076,353
Cato Corp., Class A	1,720	46,509
Chico’s FAS, Inc.	9,900	158,697
Dick’s Sporting Goods, Inc.	4,884	266,715
DSW, Inc., Class A	5,092	182,599
Finish Line, Inc., Class A	726	19,667
Foot Locker, Inc.	3,498	164,336
Gap, Inc.	13,991	560,480
GNC Holdings, Inc., Class A	3,432	151,077
Home Depot, Inc.	119,894	9,487,212
L Brands, Inc.	12,077	685,611
Lowe’s Cos., Inc.	90,857	4,442,907
Lumber Liquidators Holdings, Inc.*	1,320	123,816
Office Depot, Inc.*	35,100	144,963
O’Reilly Automotive, Inc.*	5,496	815,551
Penske Automotive Group, Inc.	3,600	153,936
PetSmart, Inc.	5,016	345,552
Restoration Hardware Holdings, Inc.*	2,500	183,975
Ross Stores, Inc.	11,087	793,275
Sally Beauty Holdings, Inc.*	6,707	183,772
Signet Jewelers Ltd.	1,716	181,656
Tiffany & Co.	4,909	422,910
TJX Cos., Inc.	104,668	6,348,114
Tractor Supply Co.	22,520	1,590,588
Ulta Salon Cosmetics & Fragrance, Inc.*	2,904	283,082
Urban Outfitters, Inc.*	7,096	258,791
Williams-Sonoma, Inc.	4,290	285,886
Zumiez, Inc.*	1,056	25,597

		32,363,662

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.	2,244	174,247
Coach, Inc.	14,264	708,350
Crocs, Inc.*	2,574	40,154
Deckers Outdoor Corp.*	1,848	147,341
Fossil Group, Inc.*	2,838	330,939
G-III Apparel Group Ltd.*	462	33,070
Hanesbrands, Inc.	5,412	413,910
Michael Kors Holdings Ltd.*	76,609	7,145,321
NIKE, Inc., Class B	35,433	2,617,081
Oxford Industries, Inc.	858	67,096
PVH Corp.	2,970	370,567
Ralph Lauren Corp.	2,949	474,583
Steven Madden Ltd.*	3,294	118,518
Under Armour, Inc., Class A*	59,132	6,778,893
VF Corp.	45,676	2,826,431
Wolverine World Wide, Inc.	5,800	165,590

		22,412,091

Total Consumer Discretionary		234,206,603

Consumer Staples (6.8%)
Beverages (1.7%)
Boston Beer Co., Inc., Class A*	700	171,311
Brown-Forman Corp., Class B	7,534	675,724
Coca-Cola Bottling Co. Consolidated	198	16,826

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co.	191,254	$7,393,880
Coca-Cola Enterprises, Inc.	12,101	577,944
Constellation Brands, Inc., Class A*	6,402	543,978
Dr. Pepper Snapple Group, Inc.	10,427	567,854
Monster Beverage Corp.*	7,391	513,305
National Beverage Corp.*	66	1,288
PepsiCo, Inc.	102,822	8,585,637

		19,047,747

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	2,300	155,457
Costco Wholesale Corp.	38,550	4,305,264
CVS Caremark Corp.	6,204	464,431
Fresh Market, Inc.*	2,772	93,139
Kroger Co.	25,936	1,132,106
Pantry, Inc.*	198	3,037
PriceSmart, Inc.	1,500	151,395
Rite Aid Corp.*	23,600	147,972
Safeway, Inc.	4,200	155,148
Sprouts Farmers Market, Inc.*	4,300	154,929
Sysco Corp.	9,066	327,555
United Natural Foods, Inc.*	2,244	159,145
Walgreen Co.	35,646	2,353,705
Wal-Mart Stores, Inc.	53,390	4,080,598
Whole Foods Market, Inc.	56,877	2,884,233

		16,568,114

Food Products (1.6%)
Alico, Inc.	132	4,976
Archer-Daniels-Midland Co.	3,564	154,642
Campbell Soup Co.	7,160	321,341
ConAgra Foods, Inc.	17,027	528,348
Darling International, Inc.*	5,940	118,919
Flowers Foods, Inc.	7,573	162,441
General Mills, Inc.	32,194	1,668,293
Hain Celestial Group, Inc.*	1,914	175,074
Hershey Co.	27,146	2,834,042
Hillshire Brands Co.	6,619	246,624
Hormel Foods Corp.	5,940	292,664
Ingredion, Inc.	2,400	163,392
J.M. Smucker Co.	1,188	115,521
Kellogg Co.	10,759	674,697
Keurig Green Mountain, Inc.	38,045	4,017,172
Kraft Foods Group, Inc.	29,710	1,666,731
Lancaster Colony Corp.	1,700	169,014
Lifeway Foods, Inc.	264	3,881
McCormick & Co., Inc. (Non-Voting)	6,104	437,901
Mead Johnson Nutrition Co.	9,437	784,592
Mondelez International, Inc., Class A	57,310	1,980,060
Pilgrim’s Pride Corp.*	8,300	173,636
Pinnacle Foods, Inc.	5,600	167,216
Seaboard Corp.*	100	262,145
TreeHouse Foods, Inc.*	2,200	158,378
WhiteWave Foods Co., Class A*	6,071	173,266

		17,454,966

Household Products (0.7%)
Church & Dwight Co., Inc.	6,138	423,952
Clorox Co.	4,884	429,841
Colgate-Palmolive Co.	46,642	3,025,666
Kimberly-Clark Corp.	16,041	1,768,520
Procter & Gamble Co.	18,341	1,478,285
Spectrum Brands Holdings, Inc.	2,000	159,400

		7,285,664

Personal Products (0.2%)
Avon Products, Inc.	20,036	293,327
Coty, Inc., Class A	10,700	160,286
Estee Lauder Cos., Inc., Class A	19,982	1,336,396
Herbalife Ltd.	3,762	215,450
Inter Parfums, Inc.	66	2,390
Nu Skin Enterprises, Inc., Class A	2,640	218,724
Star Scientific, Inc.*	726	569
USANA Health Sciences, Inc.*	330	24,862

		2,252,004

Tobacco (1.1%)
Altria Group, Inc.	100,425	3,758,908
Lorillard, Inc.	18,017	974,359
Philip Morris International, Inc.	81,815	6,698,194
Reynolds American, Inc.	10,559	564,062

		11,995,523

Total Consumer Staples		74,604,018

Energy (5.3%)
Energy Equipment & Services (2.6%)
Atwood Oceanics, Inc.*	2,640	133,030
Baker Hughes, Inc.	2,600	169,052
Cameron International Corp.*	8,755	540,796
CARBO Ceramics, Inc.	924	127,503
Core Laboratories N.V.	16,700	3,313,948
Dresser-Rand Group, Inc.*	4,620	269,854
Dril-Quip, Inc.*	1,584	177,566
FMC Technologies, Inc.*	11,285	590,093
Frank’s International N.V.	1,100	27,258
Halliburton Co.	76,748	4,519,690
National Oilwell Varco, Inc.	46,959	3,656,697
Oceaneering International, Inc.	5,082	365,192
RPC, Inc.	11,764	240,221
Schlumberger Ltd.	100,737	9,821,857
Seadrill Ltd.	15,641	549,938
Weatherford International Ltd.*	234,997	4,079,548

		28,582,243

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.	72,831	6,173,156
Antero Resources Corp.*	2,600	162,760
Apco Oil and Gas International, Inc.*	792	11,444
Cabot Oil & Gas Corp.	19,534	661,812
Cheniere Energy, Inc.*	12,035	666,137
Clean Energy Fuels Corp.*	3,036	27,142
Cobalt International Energy, Inc.*	11,153	204,323
Concho Resources, Inc.*	5,016	614,460
Contango Oil & Gas Co.*	726	34,659
Continental Resources, Inc.*	29,813	3,704,861
CVR Energy, Inc.	3,960	167,310
EOG Resources, Inc.	12,785	2,508,033
EQT Corp.	6,872	666,378
FX Energy, Inc.*	2,178	7,275
Gulfport Energy Corp.*	2,376	169,124
Isramco, Inc.*	132	17,491
Kinder Morgan, Inc.	30,360	986,396
Kodiak Oil & Gas Corp.*	11,700	142,038
Kosmos Energy Ltd.*	20,644	227,084
Laredo Petroleum Holdings, Inc.*	5,346	138,248
Newfield Exploration Co.*	25,000	784,000
Noble Energy, Inc.	3,300	234,432
Oasis Petroleum, Inc.*	4,158	173,513
ONEOK, Inc.	9,635	570,874
Panhandle Oil and Gas, Inc., Class A	396	17,270
Pioneer Natural Resources Co.	17,964	3,361,783
QEP Resources, Inc.	5,600	164,864
Range Resources Corp.	32,273	2,677,691

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Rosetta Resources, Inc.*	2,508	$116,823
SM Energy Co.	2,442	174,090
Southwestern Energy Co.*	17,567	808,258
Suncor Energy, Inc.	35,949	1,256,777
Targa Resources Corp.	1,700	168,742
VAALCO Energy, Inc.*	990	8,464
Valero Energy Corp.	22,945	1,218,379
Whiting Petroleum Corp.*	2,574	178,610
Williams Cos., Inc.	18,765	761,484
World Fuel Services Corp.	2,706	119,335

		30,085,520

Total Energy		58,667,763

Financials (4.7%)
Banks (0.0%)
Investors Bancorp, Inc.	5,800	160,312
Signature Bank/New York*	1,914	240,379

		400,691

Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	2,442	488,522
Ameriprise Financial, Inc.	2,838	312,379
Artisan Partners Asset Management, Inc., Class A	2,600	167,050
BGC Partners, Inc., Class A	990	6,474
BlackRock, Inc.	2,329	732,424
Charles Schwab Corp.	49,208	1,344,855
Cohen & Steers, Inc.	528	21,041
Diamond Hill Investment Group, Inc.	132	17,350
Eaton Vance Corp.	6,607	252,123
Federated Investors, Inc., Class B	4,092	124,970
Financial Engines, Inc.	2,700	137,106
Franklin Resources, Inc.	20,587	1,115,404
GAMCO Investors, Inc., Class A	132	10,250
Greenhill & Co., Inc.	1,584	82,336
ICG Group, Inc.*	1,254	25,607
Lazard Ltd., Class A	6,454	303,919
LPL Financial Holdings, Inc.	2,904	152,576
Morgan Stanley	44,972	1,401,777
Pzena Investment Management, Inc., Class A	330	3,884
SEI Investments Co.	7,193	241,757
State Street Corp.	47,682	3,316,283
T. Rowe Price Group, Inc.	12,144	1,000,058
TD Ameritrade Holding Corp.	55,914	1,898,280
Waddell & Reed Financial, Inc., Class A	4,950	364,419
Westwood Holdings Group, Inc.	264	16,550

		13,537,394

Consumer Finance (0.8%)
American Express Co.	87,791	7,903,824
Credit Acceptance Corp.*	1,100	156,365
Portfolio Recovery Associates, Inc.*	3,585	207,428
Springleaf Holdings, Inc.*	6,300	158,445

		8,426,062

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	3,828	216,665
IntercontinentalExchange Group, Inc.	3,296	652,048
JPMorgan Chase & Co.	27,198	1,651,190
Leucadia National Corp.	4,752	133,056
McGraw Hill Financial, Inc.	5,699	434,834
Moody’s Corp.	9,697	769,166
MSCI, Inc.*	5,769	248,182

		4,105,141

Insurance (0.6%)
Allied World Assurance Co. Holdings AG	1,320	136,211
American Financial Group, Inc./Ohio	2,442	140,928
American International Group, Inc.	39,191	1,959,942
Aon plc	11,959	1,007,905
Arch Capital Group Ltd.*	2,772	159,501
Arthur J. Gallagher & Co.	5,478	260,643
Axis Capital Holdings Ltd.	2,574	118,018
Brown & Brown, Inc.	3,894	119,779
Chubb Corp.	1,650	147,345
Erie Indemnity Co., Class A	1,452	101,291
Fidelity National Financial, Inc., Class A	5,863	184,333
Loews Corp.	2,706	119,199
Marsh & McLennan Cos., Inc.	18,401	907,169
Progressive Corp.	21,448	519,471
Prudential Financial, Inc.	8,953	757,871
Travelers Cos., Inc.	4,488	381,929
Validus Holdings Ltd.	3,300	124,443

		7,145,978

Real Estate Investment Trusts (REITs) (1.3%)
Acadia Realty Trust (REIT)	858	22,634
Alexander’s, Inc. (REIT)	66	23,825
American Homes 4 Rent (REIT), Class A	9,800	163,758
American Realty Capital Properties, Inc. (REIT)	11,600	162,632
American Tower Corp. (REIT)	32,868	2,690,903
Apartment Investment & Management Co. (REIT), Class A	4,356	131,638
Boston Properties, Inc. (REIT)	1,188	136,062
Brixmor Property Group, Inc. (REIT)	7,600	162,108
Corrections Corp. of America (REIT)	3,498	109,557
Crown Castle International Corp. (REIT)	61,434	4,532,601
Digital Realty Trust, Inc. (REIT)	4,429	235,091
DuPont Fabros Technology, Inc. (REIT)	396	9,532
Equity Lifestyle Properties, Inc. (REIT)	2,508	101,950
Extra Space Storage, Inc. (REIT)	3,498	169,688
Federal Realty Investment Trust (REIT)	1,980	227,146
Highwoods Properties, Inc. (REIT)	3,102	119,148
Omega Healthcare Investors, Inc. (REIT)	4,884	163,712
Plum Creek Timber Co., Inc. (REIT)	7,457	313,492
Potlatch Corp. (REIT)	1,273	49,252
PS Business Parks, Inc. (REIT)	264	22,076
Public Storage (REIT)	6,619	1,115,235
Rayonier, Inc. (REIT)	5,742	263,615
Regency Centers Corp. (REIT)	2,508	128,059
Saul Centers, Inc. (REIT)	330	15,629
Senior Housing Properties Trust (REIT)	4,752	106,777
Simon Property Group, Inc. (REIT)	11,562	1,896,168
Spirit Realty Capital, Inc. (REIT)	14,700	161,406
Tanger Factory Outlet Centers, Inc. (REIT)	3,350	117,250
Taubman Centers, Inc. (REIT)	1,386	98,115
Universal Health Realty Income Trust (REIT)	594	25,091
Ventas, Inc. (REIT)	5,874	355,788

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	1,584	$156,119
Washington Real Estate Investment Trust (REIT)	361	8,621
Weyerhaeuser Co. (REIT)	29,120	854,672

		14,849,350

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,569	427,058
Realogy Holdings Corp.*	4,752	206,474
Tejon Ranch Co.*	594	20,095

		653,627

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	84,832	1,172,378
MGIC Investment Corp.*	18,300	155,916
Nationstar Mortgage Holdings, Inc.*	4,800	155,808
New York Community Bancorp, Inc.	74,245	1,193,117
Ocwen Financial Corp.*	4,554	178,426

		2,855,645

Total Financials		51,973,888

Health Care (18.3%)
Biotechnology (8.7%)
ACADIA Pharmaceuticals, Inc.*	5,700	138,681
Agios Pharmaceuticals, Inc.*	1,100	43,065
Alexion Pharmaceuticals, Inc.*	62,153	9,455,336
Alkermes plc*	5,610	247,345
Alnylam Pharmaceuticals, Inc.*	2,838	190,543
AMAG Pharmaceuticals, Inc.*	1,320	25,542
Amgen, Inc.	85,596	10,557,411
Arena Pharmaceuticals, Inc.*	5,008	31,550
ARIAD Pharmaceuticals, Inc.*	7,655	61,699
ArQule, Inc.*	2,178	4,465
Array BioPharma, Inc.*	2,574	12,098
Biogen Idec, Inc.*	97,448	29,806,420
BioMarin Pharmaceutical, Inc.*	6,138	418,673
Celgene Corp.*	79,742	11,131,983
Celldex Therapeutics, Inc.*	7,392	130,617
Cepheid, Inc.*	3,036	156,597
Clovis Oncology, Inc.*	1,900	131,613
Cubist Pharmaceuticals, Inc.*	2,904	212,428
Curis, Inc.*	6,468	18,240
Cytori Therapeutics, Inc.*	1,122	3,029
Dendreon Corp.*	7,668	22,927
Dyax Corp.*	2,970	26,671
Emergent Biosolutions, Inc.*	1,518	38,360
Exelixis, Inc.*	8,381	29,669
Genomic Health, Inc.*	726	19,123
Gilead Sciences, Inc.*	221,186	15,673,240
Halozyme Therapeutics, Inc.*	5,610	71,247
Idenix Pharmaceuticals, Inc.*	1,320	7,960
ImmunoGen, Inc.*	16,417	245,106
Immunomedics, Inc.*	3,498	14,727
Incyte Corp.*	4,092	219,004
Intercept Pharmaceuticals, Inc.*	400	131,916
InterMune, Inc.*	3,102	103,824
Intrexon Corp.*	5,300	139,337
Isis Pharmaceuticals, Inc.*	26,107	1,128,083
Lexicon Pharmaceuticals, Inc.*	1,254	2,169
Ligand Pharmaceuticals, Inc., Class B*	913	61,408
MannKind Corp.*	31,566	126,895
Medivation, Inc.*	4,488	288,892
Momenta Pharmaceuticals, Inc.*	2,970	34,600
Myriad Genetics, Inc.*	4,500	153,855
Neurocrine Biosciences, Inc.*	2,046	32,941
Novavax, Inc.*	3,102	14,052
NPS Pharmaceuticals, Inc.*	2,508	75,064
OPKO Health, Inc.*	19,174	178,702
Orexigen Therapeutics, Inc.*	1,056	6,864
Osiris Therapeutics, Inc.*	792	10,399
PDL BioPharma, Inc.	9,503	78,970
Pharmacyclics, Inc.*	25,308	2,536,368
Progenics Pharmaceuticals, Inc.*	1,452	5,939
Puma Biotechnology, Inc.*	1,300	135,382
Regeneron Pharmaceuticals, Inc.*	23,852	7,162,279
Sangamo BioSciences, Inc.*	1,980	35,798
Seattle Genetics, Inc.*	6,336	288,668
SIGA Technologies, Inc.*	1,829	5,670
Synageva BioPharma Corp.*	1,600	132,752
Synta Pharmaceuticals Corp.*	924	3,982
Theravance, Inc.*	3,432	106,186
United Therapeutics Corp.*	2,734	257,078
Vanda Pharmaceuticals, Inc.*	1,725	28,031
Vertex Pharmaceuticals, Inc.*	52,156	3,688,472
Vical, Inc.*	4,554	5,875

		96,105,820

Health Care Equipment & Supplies (1.5%)
Abaxis, Inc.*	1,782	69,284
ABIOMED, Inc.*	1,848	48,122
Accuray, Inc.*	2,250	21,600
Align Technology, Inc.*	4,620	239,270
Analogic Corp.	726	59,612
Atrion Corp.	66	20,205
Baxter International, Inc.	27,098	1,993,871
Becton, Dickinson and Co.	9,728	1,138,954
C.R. Bard, Inc.	3,995	591,180
Cooper Cos., Inc.	16,395	2,252,017
Covidien plc	35,389	2,606,754
Cyberonics, Inc.*	2,310	150,727
DENTSPLY International, Inc.	2,772	127,623
DexCom, Inc.*	3,322	137,398
Edwards Lifesciences Corp.*	5,211	386,500
Endologix, Inc.*	3,894	50,116
Exactech, Inc.*	396	8,934
Globus Medical, Inc., Class A*	6,100	162,199
Haemonetics Corp.*	4,300	140,137
HeartWare International, Inc.*	528	49,516
Hologic, Inc.*	5,940	127,710
ICU Medical, Inc.*	776	46,467
IDEXX Laboratories, Inc.*	3,300	400,620
Insulet Corp.*	2,376	112,670
Integra LifeSciences Holdings Corp.*	1,518	69,813
Intuitive Surgical, Inc.*	3,919	1,716,483
Natus Medical, Inc.*	1,452	37,462
Neogen Corp.*	1,782	80,101
NuVasive, Inc.*	4,200	161,322
NxStage Medical, Inc.*	792	10,090
Quidel Corp.*	1,518	41,441
ResMed, Inc.	8,579	383,395
Sirona Dental Systems, Inc.*	2,640	197,129
Spectranetics Corp.*	1,716	52,012
St. Jude Medical, Inc.	7,993	522,662
STERIS Corp.	3,400	162,350
Stryker Corp.	9,642	785,534
Thoratec Corp.*	3,102	111,083
Varian Medical Systems, Inc.*	5,486	460,769
Volcano Corp.*	1,650	32,521
West Pharmaceutical Services, Inc.	3,000	132,150
Wright Medical Group, Inc.*	5,472	170,015

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Holdings, Inc.	1,650	$156,057

		16,223,875

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	3,400	153,408
Aetna, Inc.	4,422	331,517
Air Methods Corp.*	1,782	95,212
AmerisourceBergen Corp.	11,681	766,157
AMN Healthcare Services, Inc.*	1,716	23,578
Bio-Reference Labs, Inc.*	1,188	32,884
BioScrip, Inc.*	2,935	20,486
Brookdale Senior Living, Inc.*	4,488	150,393
Cardinal Health, Inc.	41,610	2,911,868
Catamaran Corp.*	9,478	424,235
Centene Corp.*	2,376	147,906
Cigna Corp.	1,716	143,681
Community Health Systems, Inc.*	3,305	129,457
Corvel Corp.*	924	45,978
DaVita HealthCare Partners, Inc.*	9,016	620,752
Emeritus Corp.*	1,056	33,201
Ensign Group, Inc.	1,188	51,844
Envision Healthcare Holdings, Inc.*	4,900	165,767
Express Scripts Holding Co.*	33,885	2,544,425
HCA Holdings, Inc.*	3,828	200,970
HealthSouth Corp.	4,092	147,025
Henry Schein, Inc.*	3,839	458,261
Humana, Inc.	5,500	619,960
IPC The Hospitalist Co., Inc.*	1,001	49,129
Laboratory Corp. of America Holdings*	4,871	478,381
Landauer, Inc.	264	11,967
McKesson Corp.	27,095	4,784,164
MEDNAX, Inc.*	2,904	179,990
Molina Healthcare, Inc.*	4,300	161,508
MWI Veterinary Supply, Inc.*	924	143,793
National Research Corp., Class A*	198	3,285
Owens & Minor, Inc.	4,600	161,138
Patterson Cos., Inc.	4,026	168,126
Premier, Inc., Class A*	4,700	154,865
Providence Service Corp.*	528	14,932
Quest Diagnostics, Inc.	1,790	103,677
Team Health Holdings, Inc.*	3,036	135,861
Tenet Healthcare Corp.*	5,197	222,483
U.S. Physical Therapy, Inc.	660	22,816
UnitedHealth Group, Inc.	173,619	14,235,022
Universal Health Services, Inc., Class B	4,246	348,469

		31,598,571

Health Care Technology (0.1%)
athenahealth, Inc.*	1,606	257,345
Cerner Corp.*	14,811	833,119
Computer Programs & Systems, Inc.	858	55,427
HMS Holdings Corp.*	3,960	75,438
MedAssets, Inc.*	3,145	77,713
Medidata Solutions, Inc.*	2,300	124,982
Omnicell, Inc.*	1,650	47,223
Quality Systems, Inc.	2,508	42,335
Veeva Systems, Inc., Class A*	4,900	130,830

		1,644,412

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	2,723	152,270
Bruker Corp.*	7,325	166,937
Charles River Laboratories International, Inc.*	2,798	168,831
Covance, Inc.*	3,624	376,533
Illumina, Inc.*	50,633	7,527,102
Luminex Corp.*	3,300	59,763
Mettler-Toledo International, Inc.*	1,320	311,098
PAREXEL International Corp.*	2,508	135,658
Quintiles Transnational Holdings, Inc.*	2,706	137,384
Sequenom, Inc.*	3,234	7,923
Techne Corp.	2,112	180,301
Thermo Fisher Scientific, Inc.	26,883	3,232,412
Waters Corp.*	4,290	465,079

		12,921,291

Pharmaceuticals (4.0%)
AbbVie, Inc.	110,263	5,667,518
Actavis plc*	22,842	4,702,026
Akorn, Inc.*	9,836	216,392
Allergan, Inc.	14,818	1,838,914
Bristol-Myers Squibb Co.	118,687	6,165,790
Depomed, Inc.*	2,706	39,237
Eli Lilly and Co.	9,587	564,291
Endo International plc*	6,678	458,445
Forest Laboratories, Inc.*	73,348	6,767,820
Jazz Pharmaceuticals plc*	15,130	2,098,228
Johnson & Johnson	18,157	1,783,562
Mallinckrodt plc*	2,548	161,569
Medicines Co.*	2,772	78,780
Mylan, Inc.*	18,654	910,875
Nektar Therapeutics*	11,200	135,744
Pacira Pharmaceuticals, Inc.*	25,385	1,776,696
Perrigo Co. plc	6,349	981,936
Questcor Pharmaceuticals, Inc.	2,706	175,701
Salix Pharmaceuticals Ltd.*	2,706	280,369
Sciclone Pharmaceuticals, Inc.*	3,828	17,417
Sucampo Pharmaceuticals, Inc., Class A*	462	3,303
Teva Pharmaceutical Industries Ltd. (ADR)	76,681	4,051,824
Valeant Pharmaceuticals International, Inc.*	33,933	4,473,387
Vivus, Inc.*	5,544	32,931
XenoPort, Inc.*	2,310	11,943
Zoetis, Inc.	25,047	724,860

		44,119,558

Total Health Care		202,613,527

Industrials (10.7%)
Aerospace & Defense (3.4%)
B/E Aerospace, Inc.*	4,290	372,329
Boeing Co.	61,202	7,680,239
Cubic Corp.	950	48,517
GenCorp, Inc.*	3,036	55,468
General Dynamics Corp.	22,633	2,465,186
HEICO Corp.	3,093	186,075
Hexcel Corp.*	4,620	201,155
Honeywell International, Inc.	39,326	3,647,880
Huntington Ingalls Industries, Inc.	2,244	229,471
L-3 Communications Holdings, Inc.	21,222	2,507,379
Lockheed Martin Corp.	13,030	2,127,017
Moog, Inc., Class A*	2,500	163,775
National Presto Industries, Inc.	303	23,646
Precision Castparts Corp.	30,834	7,793,602
Rockwell Collins, Inc.	5,338	425,279
Spirit AeroSystems Holdings, Inc., Class A*	7,974	224,787

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Taser International, Inc.*	3,366	$61,564
Teledyne Technologies, Inc.*	2,260	219,966
TransDigm Group, Inc.	2,291	424,293
Triumph Group, Inc.	1,518	98,032
United Technologies Corp.	76,579	8,947,490

		37,903,150

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	7,729	404,922
Expeditors International of Washington, Inc.	9,954	394,477
FedEx Corp.	10,206	1,352,907
Forward Air Corp.	774	35,689
Hub Group, Inc., Class A*	1,254	50,148
United Parcel Service, Inc., Class B	36,239	3,528,954

		5,767,097

Airlines (0.4%)
Alaska Air Group, Inc.	3,102	289,447
Allegiant Travel Co.	934	104,543
American Airlines Group, Inc.*	35,100	1,284,660
Copa Holdings S.A., Class A	1,452	210,816
Delta Air Lines, Inc.	17,318	600,069
Southwest Airlines Co.	6,800	160,548
Spirit Airlines, Inc.*	2,600	154,440
United Continental Holdings, Inc.*	44,021	1,964,657

		4,769,180

Building Products (0.2%)
A.O. Smith Corp.	3,168	145,791
AAON, Inc.	1,633	45,512
Allegion plc	3,145	164,075
Armstrong World Industries, Inc.*	3,692	196,599
Fortune Brands Home & Security, Inc.	6,402	269,396
Lennox International, Inc.	2,244	204,002
Masco Corp.	16,812	373,394
Trex Co., Inc.*	1,254	91,743
USG Corp.*	5,096	166,741

		1,657,253

Commercial Services & Supplies (0.8%)
ADT Corp.	25,110	752,044
CECO Environmental Corp.	193	3,202
Cintas Corp.	2,772	165,239
Clean Harbors, Inc.*	2,244	122,949
Copart, Inc.*	7,615	277,110
Deluxe Corp.	2,310	121,206
EnerNOC, Inc.*	782	17,423
Healthcare Services Group, Inc.	5,148	149,601
InnerWorkings, Inc.*	1,716	13,144
Interface, Inc.	2,838	58,321
Iron Mountain, Inc.	7,108	195,968
KAR Auction Services, Inc.	5,100	154,785
Knoll, Inc.	3,960	72,032
MSA Safety, Inc.	1,495	85,215
Multi-Color Corp.	528	18,480
Pitney Bowes, Inc.	6,300	163,737
R.R. Donnelley & Sons Co.	8,500	152,150
Rollins, Inc.	4,620	139,709
SP Plus Corp.*	330	8,669
Stericycle, Inc.*	4,818	547,421
Team, Inc.*	990	42,431
Tyco International Ltd.	110,670	4,692,408
U.S. Ecology, Inc.	858	31,849
UniFirst Corp.	1,500	164,910
Waste Connections, Inc.	5,119	224,519
Waste Management, Inc.	2,970	124,948

		8,499,470

Construction & Engineering (0.2%)
AECOM Technology Corp.*	5,000	160,850
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,422	385,377
Fluor Corp.	19,964	1,551,802
MasTec, Inc.*	3,800	165,072
Quanta Services, Inc.*	4,422	163,172

		2,426,273

Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,716	227,490
AMETEK, Inc.	48,947	2,520,281
AZZ, Inc.	1,517	67,780
Babcock & Wilcox Co.	4,800	159,360
Emerson Electric Co.	26,894	1,796,519
EnerSys, Inc.	2,200	152,438
Generac Holdings, Inc.	2,700	159,219
General Cable Corp.	264	6,761
Hubbell, Inc., Class B	2,244	268,988
Polypore International, Inc.*	1,848	63,220
Rockwell Automation, Inc.	6,534	813,810
Roper Industries, Inc.	4,733	631,903
SolarCity Corp.*	2,200	137,764

		7,005,533

Industrial Conglomerates (0.9%)
3M Co.	29,249	3,967,919
Carlisle Cos., Inc.	1,105	87,671
Danaher Corp.	71,386	5,353,950
Raven Industries, Inc.	1,716	56,199

		9,465,739

Machinery (1.7%)
Caterpillar, Inc	23,780	2,363,019
Chart Industries, Inc.*	1,320	105,006
CLARCOR, Inc.	1,517	87,000
Colfax Corp.*	13,762	981,643
Crane Co.	2,046	145,573
Cummins, Inc.	7,786	1,160,036
Deere & Co.	19,437	1,764,880
Donaldson Co., Inc.	8,711	369,346
Dover Corp.	5,610	458,618
Flowserve Corp.	6,718	526,288
Gorman-Rupp Co.	1,237	39,324
Graco, Inc.	3,042	227,359
IDEX Corp.	3,696	269,401
Illinois Tool Works, Inc.	6,204	504,571
Ingersoll-Rand plc	9,437	540,174
ITT Corp.	4,000	171,040
Lincoln Electric Holdings, Inc.	3,894	280,407
Lindsay Corp.	660	58,199
Manitowoc Co., Inc.	5,814	182,850
Middleby Corp.*	858	226,692
Navistar International Corp.*	4,800	162,576
Nordson Corp.	3,247	228,881
Omega Flex, Inc.	198	4,245
PACCAR, Inc.	20,383	1,374,630
Pall Corp.	28,601	2,558,932
Pentair Ltd. (Registered)	10,255	813,632
RBC Bearings, Inc.*	1,188	75,676
Rexnord Corp.*	5,500	159,390
Snap-on, Inc.	1,584	179,752
Stanley Black & Decker, Inc.	1,518	123,322
Sun Hydraulics Corp.	891	38,589

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tennant Co.	1,518	$99,611
Toro Co.	2,772	175,163
Valmont Industries, Inc.	1,056	157,175
WABCO Holdings, Inc.*	3,036	320,480
Wabtec Corp.	16,234	1,258,135
Woodward, Inc.	3,168	131,567
Xylem, Inc.	4,092	149,031

		18,472,213

Marine (0.0%)
Kirby Corp.*	1,476	149,445

Professional Services (0.4%)
Acacia Research Corp.	2,182	33,341
Advisory Board Co.*	1,716	110,253
Corporate Executive Board Co.	2,100	155,883
Dun & Bradstreet Corp.	2,804	278,577
Equifax, Inc.	5,016	341,239
Exponent, Inc.	1,188	89,171
Huron Consulting Group, Inc.*	1,834	116,239
IHS, Inc., Class A*	2,726	331,209
Insperity, Inc.	1,716	53,162
Nielsen Holdings N.V.	41,838	1,867,230
Robert Half International, Inc.	8,719	365,762
Verisk Analytics, Inc., Class A*	6,468	387,821
WageWorks, Inc.*	2,500	140,275

		4,270,162

Road & Rail (1.4%)
Amerco, Inc.	726	168,519
Avis Budget Group, Inc.*	4,374	213,014
Canadian Pacific Railway Ltd.	31,723	4,772,091
Celadon Group, Inc.	1,322	31,781
Con-way, Inc.	5,333	219,080
CSX Corp.	87,168	2,525,257
Genesee & Wyoming, Inc., Class A*	1,848	179,848
Heartland Express, Inc.	1,848	41,931
Hertz Global Holdings, Inc.*	15,311	407,885
J.B. Hunt Transport Services, Inc.	5,097	366,576
Kansas City Southern	12,284	1,253,705
Landstar System, Inc.	2,178	128,981
Norfolk Southern Corp.	2,508	243,702
Old Dominion Freight Line, Inc.*	3,139	178,107
Swift Transportation Co.*	6,300	155,925
Union Pacific Corp.	23,332	4,378,483

		15,264,885

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	2,297	88,802
Fastenal Co.	15,052	742,365
HD Supply Holdings, Inc.*	6,800	177,820
Houston Wire & Cable Co.	924	12,132
Kaman Corp.	1,385	56,342
MRC Global, Inc.*	6,200	167,152
MSC Industrial Direct Co., Inc., Class A	2,442	211,282
TAL International Group, Inc.*	198	8,488
United Rentals, Inc.*	4,356	413,559
W.W. Grainger, Inc.	2,707	683,950
Watsco, Inc.	1,600	159,856

		2,721,748

Total Industrials		118,372,148

Information Technology (25.9%)
Communications Equipment (1.7%)
ADTRAN, Inc.	2,904	70,887
ARRIS Group, Inc.*	23,664	$666,852
Aruba Networks, Inc.*	12,292	230,475
Ciena Corp.*	8,772	199,475
CommScope Holding Co., Inc.*	7,300	180,164
F5 Networks, Inc.*	4,488	478,556
Harris Corp.	2,223	162,635
Infinera Corp.*	6,798	61,726
InterDigital, Inc.	2,046	67,743
Ixia*	1,386	17,325
JDS Uniphase Corp.*	8,381	117,334
Juniper Networks, Inc.*	81,895	2,109,615
Motorola Solutions, Inc	10,097	649,136
Palo Alto Networks, Inc.*	71,372	4,896,119
QUALCOMM, Inc.	104,977	8,278,486
Riverbed Technology, Inc.*	7,376	145,381
ShoreTel, Inc.*	1,980	17,028
Ubiquiti Networks, Inc.*	2,900	131,863
ViaSat, Inc.*	1,558	107,564

		18,588,364

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	7,497	687,100
Anixter International, Inc.	1,716	174,208
Badger Meter, Inc.	1,188	65,459
Belden, Inc.	2,200	153,120
CDW Corp.	6,300	172,872
Cognex Corp.*	3,802	128,736
Daktronics, Inc.	1,782	25,643
Dolby Laboratories, Inc., Class A*	13,991	622,600
DTS, Inc.*	924	18,258
FARO Technologies, Inc.*	924	48,972
FEI Co.	2,710	279,184
FLIR Systems, Inc.	4,405	158,580
IPG Photonics Corp.*	3,356	238,544
Knowles Corp.*	2,805	88,554
Maxwell Technologies, Inc.*	990	12,791
MTS Systems Corp.	330	22,602
National Instruments Corp.	4,290	123,080
OSI Systems, Inc.*	660	39,508
TE Connectivity Ltd.	40,873	2,460,963
Trimble Navigation Ltd.*	13,595	528,438
Universal Display Corp.*	1,518	48,439
Zebra Technologies Corp., Class A* .	2,574	178,661

		6,276,312

Internet Software & Services (7.5%)
Akamai Technologies, Inc.*	25,559	1,487,789
Baidu, Inc. (ADR)*	6,286	957,861
Blucora, Inc.*	1,056	20,793
comScore, Inc.*	990	32,462
Constant Contact, Inc.*	1,914	46,816
Cornerstone OnDemand, Inc.*	2,640	126,377
CoStar Group, Inc.*	1,642	306,627
Dealertrack Technologies, Inc.*	3,102	152,587
Demandware, Inc.*	2,100	134,526
Dice Holdings, Inc.*	858	6,401
eBay, Inc.*	90,713	5,010,986
Equinix, Inc.*	2,481	458,588
Facebook, Inc., Class A*	363,976	21,925,914
Google, Inc., Class A*	35,569	39,642,006
IAC/InterActiveCorp	3,244	231,589
j2 Global, Inc.	3,234	161,862
LinkedIn Corp., Class A*	8,872	1,640,788
Liquidity Services, Inc.*	792	20,632
LivePerson, Inc.*	3,630	43,814

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Move, Inc.*	3,168	$36,622
NIC, Inc.	4,092	79,016
Pandora Media, Inc.*	150,787	4,571,862
Rackspace Hosting, Inc.*	3,894	127,801
Shutterstock, Inc.*	1,900	137,959
Stamps.com, Inc.*	726	24,365
support.com, Inc.*	1,716	4,376
Twitter, Inc.*	2,600	121,342
VeriSign, Inc.*	6,732	362,922
Vocus, Inc.*	858	11,437
XO Group, Inc.*	1,518	15,393
Yelp, Inc.*	60,500	4,654,265
Zillow, Inc., Class A*	1,700	149,770
Zix Corp.*	6,336	26,231

		82,731,779

IT Services (4.3%)
Accenture plc, Class A	32,144	2,562,520
Acxiom Corp.*	4,400	151,338
Alliance Data Systems Corp.*	2,465	671,589
Automatic Data Processing, Inc.	24,287	1,876,414
Booz Allen Hamilton Holding Corp.	6,864	151,008
Broadridge Financial Solutions, Inc.	8,559	317,881
Cardtronics, Inc.*	660	25,641
Cass Information Systems, Inc.	399	20,572
Cognizant Technology Solutions Corp., Class A*	67,615	3,421,995
CSG Systems International, Inc.	990	25,780
DST Systems, Inc.	1,600	151,664
ExlService Holdings, Inc.*	792	24,481
Fidelity National Information Services, Inc.	2,706	144,636
Fiserv, Inc.*	13,300	753,977
FleetCor Technologies, Inc.*	3,406	392,031
Forrester Research, Inc.	858	30,759
Gartner, Inc.*	4,732	328,590
Genpact Ltd.*	6,534	113,822
Global Payments, Inc.	4,620	328,528
Hackett Group, Inc.	2,178	13,024
Heartland Payment Systems, Inc.	3,102	128,578
iGATE Corp.*	1,188	37,470
International Business Machines Corp.	57,839	11,133,429
Jack Henry & Associates, Inc.	3,828	213,449
Lionbridge Technologies, Inc.*	6,204	41,629
MasterCard, Inc., Class A	58,460	4,366,962
MAXIMUS, Inc.	3,867	173,474
MoneyGram International, Inc.*	849	14,985
NeuStar, Inc., Class A*	2,904	94,409
Paychex, Inc.	13,973	595,250
Sapient Corp.*	9,400	160,364
Syntel, Inc.*	1,848	166,135
Teradata Corp.*	8,240	405,326
Total System Services, Inc.	6,402	194,685
Vantiv, Inc., Class A*	24,700	746,434
Virtusa Corp.*	330	11,058
Visa, Inc., Class A	80,975	17,479,263
Western Union Co.	31,387	513,491
WEX, Inc.*	1,782	169,379

		48,152,020

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	28,906	115,913
Altera Corp.	4,866	176,344
Analog Devices, Inc.	5,873	312,091
Applied Materials, Inc.	39,710	$810,878
ASML Holding N.V.	42,381	3,956,690
Atmel Corp.*	22,504	188,133
Avago Technologies Ltd.	10,625	684,356
Broadcom Corp., Class A	83,621	2,632,389
Cabot Microelectronics Corp.*	140	6,160
Cavium, Inc.*	3,600	157,428
Cree, Inc.*	56,774	3,211,137
Cypress Semiconductor Corp.*	8,843	90,818
Exar Corp.*	198	2,366
Freescale Semiconductor Ltd.*	8,249	201,358
GT Advanced Technologies, Inc.*	9,622	164,055
Intel Corp.	49,031	1,265,490
Lam Research Corp.*	2,943	161,865
Linear Technology Corp.	12,633	615,101
LSI Corp.	12,666	140,213
Maxim Integrated Products, Inc.	12,860	425,923
Micrel, Inc.	282	3,125
Microchip Technology, Inc.	9,623	459,595
Microsemi Corp.*	6,200	155,186
Monolithic Power Systems, Inc.*	2,676	103,749
NVE Corp.*	264	15,059
ON Semiconductor Corp.*	18,941	178,045
Power Integrations, Inc.	1,848	121,561
Rambus, Inc.*	5,940	63,855
RF Micro Devices, Inc.*	20,900	164,692
Semtech Corp.*	3,234	81,950
Silicon Laboratories, Inc.*	3,100	161,975
Skyworks Solutions, Inc.*	9,895	371,260
SunEdison, Inc.*	11,686	220,164
SunPower Corp.*	4,900	158,074
Texas Instruments, Inc.	55,481	2,615,929
TriQuint Semiconductor, Inc.*	12,200	163,358
Ultratech, Inc.*	1,254	36,604
Veeco Instruments, Inc.*	1,518	63,650
Xilinx, Inc.	12,077	655,419

		21,111,958

Software (6.6%)
ACI Worldwide, Inc.*	2,700	159,813
Actuate Corp.*	3,234	19,469
Adobe Systems, Inc.*	8,670	569,966
Advent Software, Inc.	1,848	54,257
American Software, Inc., Class A	792	8,055
ANSYS, Inc.*	4,977	383,329
Aspen Technology, Inc.*	4,026	170,541
Autodesk, Inc.*	33,233	1,634,399
Blackbaud, Inc.	3,300	103,290
Bottomline Technologies (DE), Inc.*	1,727	60,704
Cadence Design Systems, Inc.*	12,605	195,882
Citrix Systems, Inc.*	38,667	2,220,646
CommVault Systems, Inc.*	2,046	132,888
Concur Technologies, Inc.*	1,914	189,620
Ebix, Inc.	990	16,899
Electronic Arts, Inc.*	10,295	298,658
EPIQ Systems, Inc.	1,981	27,001
FactSet Research Systems, Inc.	2,376	256,157
FireEye, Inc.*	2,300	141,611
Fortinet, Inc.*	5,610	123,588
Guidewire Software, Inc.*	2,838	139,204
Informatica Corp.*	5,016	189,504
Interactive Intelligence Group, Inc.*	726	52,635
Intuit, Inc.	14,233	1,106,331
Manhattan Associates, Inc.*	5,280	184,958
MICROS Systems, Inc.*	3,000	158,790

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.#	417,649	$17,119,433
NetScout Systems, Inc.*	1,320	49,606
NetSuite, Inc.*	6,900	654,327
Nuance Communications, Inc.*	15,000	257,550
Oracle Corp.	201,274	8,234,119
Pegasystems, Inc.	1,254	44,291
PROS Holdings, Inc.*	660	20,797
PTC, Inc.*	8,843	313,307
Qlik Technologies, Inc.*	3,300	87,747
Red Hat, Inc.*	26,836	1,421,771
Rovi Corp.*	5,635	128,365
Salesforce.com, Inc.*	225,570	12,877,791
ServiceNow, Inc.*	97,846	5,862,932
SolarWinds, Inc.*	2,855	121,709
Solera Holdings, Inc.	3,923	248,483
Splunk, Inc.*	51,081	3,651,781
SS&C Technologies Holdings, Inc.* .	3,564	142,631
Symantec Corp.	22,438	448,087
Synchronoss Technologies, Inc.*	1,122	38,473
Tableau Software, Inc., Class A*	53,100	4,039,848
Take-Two Interactive Software, Inc.*	7,987	175,155
TIBCO Software, Inc.*	7,752	157,521
Tyler Technologies, Inc.*	2,046	171,209
Ultimate Software Group, Inc.*	1,254	171,798
VASCO Data Security International, Inc.*	1,452	10,948
Verint Systems, Inc.*	3,400	159,562
VMware, Inc., Class A*	12,216	1,319,572
Workday, Inc., Class A*	68,141	6,230,132

		72,757,140

Technology Hardware, Storage & Peripherals (3.3%)
3D Systems Corp.*	4,422	261,561
Apple, Inc.	44,499	23,884,393
Electronics for Imaging, Inc.*	3,500	151,585
EMC Corp.	107,285	2,940,682
Immersion Corp.*	792	8,356
NCR Corp.*	7,497	274,015
NetApp, Inc.	15,971	589,330
SanDisk Corp.	65,795	5,341,896
Seagate Technology plc	61,279	3,441,429
Silicon Graphics International Corp.*	198	2,431
Stratasys Ltd.*	1,122	119,033

		37,014,711

Total Information Technology		286,632,284

Materials (4.6%)
Chemicals (3.9%)
Airgas, Inc.	3,168	337,424
Albemarle Corp.	2,342	155,556
Balchem Corp.	1,485	77,398
Calgon Carbon Corp.*	4,356	95,092
Celanese Corp.	8,793	488,099
Chemtura Corp.*	6,200	156,798
Dow Chemical Co.	6,996	339,936
E.I. du Pont de Nemours & Co.	45,991	3,085,996
Eastman Chemical Co.	7,421	639,764
Ecolab, Inc.	42,336	4,571,865
FMC Corp.	30,709	2,351,081
H.B. Fuller Co.	3,400	164,152
Hawkins, Inc.	588	21,603
International Flavors & Fragrances, Inc.	4,224	404,110
Koppers Holdings, Inc.	822	33,891
LyondellBasell Industries N.V., Class A	19,251	1,712,184
Monsanto Co.	102,277	11,636,054
NewMarket Corp.	462	180,540
Olin Corp.	5,900	162,899
OMNOVA Solutions, Inc.*	3,630	37,679
PolyOne Corp.	4,686	171,789
PPG Industries, Inc.	13,997	2,707,860
Praxair, Inc.	26,707	3,497,816
Rockwood Holdings, Inc.	3,036	225,878
RPM International, Inc.	5,478	229,200
Scotts Miracle-Gro Co., Class A	2,442	149,646
Sherwin-Williams Co.	39,892	7,863,910
Sigma-Aldrich Corp.	5,221	487,537
Valspar Corp.	4,290	309,395
W.R. Grace & Co.*	3,102	307,625
Westlake Chemical Corp.	2,400	158,832
Zep, Inc.	1,122	19,859

		42,781,468

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	191,594
Martin Marietta Materials, Inc.	2,046	262,604
Texas Industries, Inc.*	1,800	161,316
United States Lime & Minerals, Inc.	66	3,716
Vulcan Materials Co.	8,400	558,180

		1,177,410

Containers & Packaging (0.3%)
AEP Industries, Inc.*	264	9,795
AptarGroup, Inc.	2,112	139,603
Avery Dennison Corp.	2,772	140,457
Ball Corp.	7,919	434,041
Bemis Co., Inc.	3,036	119,133
Berry Plastics Group, Inc.*	5,082	117,648
Crown Holdings, Inc.*	5,412	242,133
Graphic Packaging Holding Co.*	15,179	154,219
Greif, Inc., Class A	3,200	167,968
Owens-Illinois, Inc.*	5,610	189,786
Packaging Corp. of America	4,356	306,532
Rock-Tenn Co., Class A	3,234	341,413
Sealed Air Corp.	8,645	284,161
Silgan Holdings, Inc.	2,508	124,196

		2,771,085

Metals & Mining (0.2%)
AMCOL International Corp.	462	21,150
Compass Minerals International, Inc.	1,782	147,051
Freeport-McMoRan Copper & Gold, Inc.	17,786	588,183
Nucor Corp.	19,997	1,010,648
Royal Gold, Inc.	2,559	160,245
Southern Copper Corp.	5,612	163,365
Tahoe Resources, Inc.*	7,500	158,625
Worthington Industries, Inc.	3,900	149,175

		2,398,442

Paper & Forest Products (0.1%)
Deltic Timber Corp.	594	38,747
International Paper Co.	19,095	876,078
KapStone Paper and Packaging Corp.*	5,300	152,852
Louisiana-Pacific Corp.*	9,500	160,265

		1,227,942

Total Materials		50,356,347

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
Cogent Communications Group, Inc.	3,678	$130,679
Consolidated Communications Holdings, Inc.	462	9,245
Level 3 Communications, Inc.*	4,752	185,993
Lumos Networks Corp.	1,254	16,766
tw telecom, Inc.*	8,383	262,053
Verizon Communications, Inc.	206,413	9,819,066
Windstream Holdings, Inc.	24,775	204,146

		10,627,948

Wireless Telecommunication Services (0.1%)
NTELOS Holdings Corp.	1,254	16,929
SBA Communications Corp., Class A*	6,666	606,340
Sprint Corp.*	18,500	170,015

		793,284

Total Telecommunication Services		11,421,232

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	7,128	266,231

Gas Utilities (0.0%)
ONE Gas, Inc.*	2,408	86,520
Questar Corp.	5,082	120,850

		207,370

Water Utilities (0.0%)
Aqua America, Inc.	6,847	171,654

Total Utilities		645,255

Total Common Stocks (98.6%) (Cost $725,631,687)		1,089,493,065

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15(b)	$600	576

Total Financials		576

Total Corporate Bonds		576

Total Long-Term Debt Securities (0.0%) (Cost $600)		576

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	2,442	1,587

Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	22,047	18,079

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*†	594	$—

Total Rights (0.0%) (Cost $—)		19,666

Total Investments (98.6%) (Cost $725,632,287)		1,089,513,307
Other Assets Less Liabilities (1.4%)		14,933,188

Net Assets (100%)		$1,104,446,495

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,065,740.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	10	June-14	$734,840	$717,250	$(17,590)
S&P 500 E-Mini Index	15	June-14	1,389,031	1,398,450	9,419
S&P MidCap 400 E-Mini Index	5	June-14	686,710	687,450	740

					$(7,431)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$234,206,603	$–	$–	$234,206,603
Consumer Staples	73,928,294	675,724	–	74,604,018
Energy	58,667,763	–	–	58,667,763
Financials	51,973,888	–	–	51,973,888
Health Care	202,613,527	–	–	202,613,527
Industrials	118,372,148	–	–	118,372,148
Information Technology	286,632,284	–	–	286,632,284
Materials	50,356,347	–	–	50,356,347
Telecommunication Services	11,421,232	–	–	11,421,232
Utilities	645,255	–	–	645,255
Corporate Bonds
Financials	–	576	–	576
Futures	10,159	–	–	10,159
Rights
Health Care	19,666	–	–	19,666

Total Assets	$1,088,847,166	$676,300	$–	$1,089,523,466

Liabilities:
Futures	$(17,590)	$–	$–	$(17,590)

Total Liabilities	$(17,590)	$–	$–	$(17,590)

Total	$1,088,829,576	$676,300	$–	$1,089,505,876

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$208,671,178
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$150,354,374

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$364,672,709
Aggregate gross unrealized depreciation	(6,811,541)

Net unrealized appreciation	$357,861,168

Federal income tax cost of investments	$731,652,139

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.8%)
Asset-Backed Securities (2.7%)
321 Henderson Receivables LLC,
Series 2011-1A A
4.700%, 10/15/56§		$208,966	$225,120
Series 2012-2A A
3.840%, 10/15/59§		234,299	233,272
Series 2012-3A A
3.220%, 9/15/65§		237,236	228,623
AmeriCredit Automobile Receivables Trust,
Series 2012-2 C
2.640%, 10/10/17		92,000	94,292
Series 2012-5 C
1.690%, 11/8/18		145,000	145,850
Auto ABS Compartiment,
Series 2012-2 A
2.800%, 4/27/25(m)	EUR	98,499	137,660
Black Diamond CLO Delaware Corp.,
Series 2005-1A A1A
0.485%, 6/20/17(l)§		$4,010	4,010
BlueMountain CLO Ltd.,
Series 2005-1A A1F
0.473%, 11/15/17(l)§		52,577	52,472
Chesapeake Funding LLC,
Series 2012-1A B
1.756%, 11/7/23(l)§		220,000	221,667
Series 2012-1A C
2.156%, 11/7/23(l)§		200,000	201,000
EFS Volunteer LLC,
Series 2010-1 A1
1.089%, 10/26/26(l)§		329,510	331,776
Ford Credit Floorplan Master Owner Trust,
Series 2012-2 C
2.860%, 1/15/19		100,000	103,694
Series 2012-2 D
3.500%, 1/15/19		145,000	152,943
Series 2012-4 D
2.090%, 9/15/16		116,000	116,405
Series 2012-5 C
2.140%, 9/15/19		218,000	220,502
Series 2013-1 D
1.820%, 1/15/18		288,000	291,821
GSAA Home Equity Trust,
Series 2005-11 2A1
0.434%, 10/25/35(l)		343,560	315,163
Series 2006-5 2A1
0.224%, 3/25/36(l)		25,262	15,524
HLSS Servicer Advance Receivables Trust,
Series 2012-T2 A2
1.990%, 10/15/45§		210,000	212,355
Hyundai Auto Receivables Trust,
Series 2012-A D
2.610%, 5/15/18		73,000	74,747
Kingsland I Ltd.,
Series 2005-1A A1A
0.483%, 6/13/19(l)§		70,574	70,535
Landmark VII CDO Ltd.,
Series 2006-7A A1L
0.514%, 7/15/18(l)§		393,889	392,561
Mid-State Trust,
Series 4 A
8.330%, 4/1/30		28,005	28,701
Nelnet Student Loan Trust,
Series 2006-1 A5
0.346%, 8/23/27(l)		364,000	356,279
Series 2008-3 A4
1.885%, 11/25/24(l)		125,000	129,753
Series 2014-2A A3
1.005%, 7/27/37(l)§		100,000	99,364
Renaissance Home Equity Loan Trust,
Series 2003-3 A
0.654%, 12/25/33(l)		40,951	41,555
Santander Drive Auto Receivables Trust,
Series 2012-AA B
1.210%, 10/16/17§		283,000	284,375
Series 2012-AA C
1.780%, 11/15/18§		490,000	493,507
Series 2013-2 B
1.330%, 3/15/18		363,000	364,868
Series 2013-4 B
2.160%, 1/15/20		134,000	136,268
Scholar Funding Trust,
Series 2011-A A
1.135%, 10/28/43(l)§		400,397	400,398
Series 2013-A A
0.803%, 1/30/45(l)§		426,858	424,335
SLM Private Credit Student Loan Trust,
Series 2002-A A2
0.783%, 12/16/30(l)		130,013	128,112
Series 2003-B A2
0.633%, 3/15/22(l)		193,247	191,443
Series 2004-B A2
0.433%, 6/15/21(l)		212,814	210,971
Series 2005-B A2
0.413%, 3/15/23(l)		484,905	479,778
SLM Private Education Loan Trust,
Series 2011-A A3
2.655%, 1/15/43(l)§		475,000	505,160
Series 2011-B A2
3.740%, 2/15/29§		130,000	135,172
Series 2011-B A3
2.405%, 6/16/42(l)§		200,000	212,442
Series 2011-C A2A
3.405%, 10/17/44(l)§		200,000	217,734
Series 2011-C A2B
4.540%, 10/17/44§		138,000	148,968
Series 2012-A A1
1.555%, 8/15/25(l)§		106,807	107,988
Series 2012-C A1
1.255%, 8/15/23(l)§		173,174	174,359
Series 2012-C A2
3.310%, 10/15/46§		330,000	342,794
Series 2012-D A2
2.950%, 2/15/46§		400,000	414,118
Series 2012-E A1
0.905%, 10/16/23(l)§		118,373	118,565
Series 2012-E A2A
1.905%, 6/15/45(l)§		320,000	330,165
Series 2013-A A1
0.755%, 8/15/22(l)§		78,134	78,125
Series 2013-A A2A
1.770%, 5/17/27§		524,000	512,234
Series 2013-A A2B
1.205%, 5/17/27(l)§		355,000	356,651
Series 2013-B A1
0.805%, 7/15/22(l)§		213,103	213,070

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2013-B A2A
1.850%, 6/17/30§	$405,000	$395,357
Series 2013-C A1
1.005%, 2/15/22(l)§	223,646	224,320
Series 2013-C A2A
2.940%, 10/15/31§	185,000	189,270
Series 2013-C A2B
1.555%, 10/15/31(l)§	200,000	204,009
SLM Student Loan Trust,
Series 2003-11 A6
0.983%, 12/15/25(l)§	250,000	249,998
Series 2005-2 A5
0.329%, 4/27/20(l)	47,909	47,691
Series 2008-5 A4
1.939%, 7/25/23(l)	368,000	385,086
Series 2008-9 A
1.739%, 4/25/23(l)	3,945,617	4,093,059
Series 2013-6 A3
0.804%, 6/26/28(l)	250,000	250,000
Series 2014-A A1
0.754%, 7/15/22(l)§	250,000	250,003
Structured Asset Receivables Trust,
Series 2003-2A CTFS
0.705%, 1/21/11(b)(l)§†	976	976
World Financial Network Credit Card Master Trust,
Series 2010-A B
6.750%, 4/15/19	123,000	130,676
Series 2012-C A
2.230%, 8/15/22	268,000	268,214
Series 2012-D A
2.150%, 4/17/23	346,000	340,456

		18,508,359

Non-Agency CMO (5.1%)
Alternative Loan Trust,
Series 2006-OA22 A1
0.314%, 2/25/47(l)	107,870	94,727
Series 2006-OA6 1A2
0.364%, 7/25/46(l)	66,542	57,311
Series 2007-OH1 A1D
0.364%, 4/25/47(l)	116,610	83,098
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.173%, 10/25/34(l)	45,479	44,658
BAMLL Commercial Mortgage Securities Trust,
Series 2012-CLRN A
1.305%, 8/15/29(l)§	100,000	100,223
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM
5.448%, 9/10/47	69,000	74,008
Series 2007-1 AMFX
5.482%, 1/15/49(l)	16,000	16,558
Series 2007-3 A1A
5.598%, 6/10/49(l)	243,553	265,432
Series 2007-3 A4
5.598%, 6/10/49(l)	334,000	369,638
Series 2007-3 AM
5.598%, 6/10/49(l)	125,000	138,171
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.601%, 6/24/50(l)§	791,932	863,008
Series 2010-UB4 A4A
4.998%, 12/20/41(l)§	65,842	66,685
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§	2,277,000	125,400
Series 2012-TFT A
2.892%, 6/5/30§	152,000	144,927
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14 A1A
5.189%, 12/11/38	209,603	226,812
Series 2007-PW15 A1A
5.317%, 2/11/44	147,288	160,164
Series 2007-PW17 A1A
5.650%, 6/11/50(l)	150,458	166,306
Citigroup Commercial Mortgage Trust,
Series 2013-GC15 XA
1.302%, 9/10/46 IO(l)	875,143	62,998
Series 2013-SM X-A
0.000%, 1/12/30(l)§	3,068,972	80,625
Series 2014-GC19 A3
3.753%, 3/10/47	80,000	80,786
Series 2014-GC19 A4
4.023%, 3/10/47	125,000	129,137
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1 1A1
2.500%, 10/25/35(l)	1,316,331	1,270,017
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5 A
6.116%, 11/15/44(l)	15,000	17,015
Commercial Mortgage Pass-Through Certificates,
Series 2012-LTRT A2
3.400%, 10/5/30§	228,000	212,581
Series 2014-UBS2 A5
3.961%, 3/10/47	90,000	92,349
Commercial Mortgage Trust,
Series 2006-C8 AM
5.347%, 12/10/46	140,000	153,178
Series 2010-C1 A1
3.156%, 7/10/46§	2,506,562	2,574,437
Series 2010-RR1 GEB
5.543%, 12/11/49(l)§	100,000	107,357
Series 2012-CR1 XA
2.224%, 5/15/45 IO(l)	681,922	79,492
Series 2013-CR6 XA
1.550%, 3/10/46 IO(l)	1,734,514	129,517
Series 2013-FL3 A
1.672%, 10/13/28(l)§	195,000	195,911
Series 2013-GAM A2
3.367%, 2/10/28§	156,000	153,263
Series 2014-CR14 B
4.619%, 2/10/47(l)	85,000	87,850
Series 2014-CR14 XA
0.927%, 2/10/47 IO(l)	1,942,256	103,124
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-OA5 2A1
0.354%, 4/25/46(l)	126,528	99,815
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3 AM
5.792%, 6/15/38(l)	105,000	113,760
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ
4.771%, 7/15/37	134,000	136,757

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse Mortgage Capital Certificates,
Series 2008-C1 A2
5.978%, 2/15/41(l)	$45,435	$46,556
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	1,740,251	1,889,230
Series 2010-RR1 3A
5.598%, 6/10/49(l)§	1,740,251	1,854,900
Series 2010-RR2 2A
5.971%, 9/15/39(l)§	591,000	643,574
Series 2010-RR7 2A
5.467%, 9/16/39(l)§	909,455	982,617
Series 2011-4R 5A1
2.508%, 5/27/36(l)§	640,680	625,253
Series 2011-4R 6A1
2.610%, 5/27/36(l)§	226,335	223,783
DBRR Trust,
Series 2011-C32 A3A
5.724%, 6/17/49(l)§	181,000	194,913
Series 2012-EZ1 A
0.946%, 9/25/45§	112,946	113,106
Series 2013-EZ3 A
1.636%, 12/18/49(l)§	110,716	111,063
EMF-NL B.V.,
Series 2008-2X A2
1.290%, 7/17/41(l)(m)	EUR 435,000	475,578
Extended Stay America Trust,
Series 2013-ESFL CFL
1.655%, 12/5/31(l)§	$363,000	364,049
Series 2013-ESHL A27
2.958%, 12/5/31§	121,000	119,948
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A
0.505%, 11/15/31(l)	113,117	107,956
GMAC Commercial Mortgage Securities Trust,
Series 2006-C1 AM
5.290%, 11/10/45(l)	120,000	127,180
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 AM
5.867%, 12/10/49(l)	89,000	97,478
GS Mortgage Securities Corp. II,
Series 2007-GG10 A4
5.819%, 8/10/45(l)	6,509	7,236
Series 2010-C1 A2
4.592%, 8/10/43§	2,248,000	2,466,316
Series 2013-KING XA
0.730%, 12/10/27 IO(l)§	1,284,283	44,857
Series 2013-KYO XB1
3.249%, 11/8/29 IO(l)§	1,966,000	75,623
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.651%, 9/25/35(l)	286,186	290,627
Series 2006-AR2 2A1
2.585%, 4/25/36(l)	186,250	176,891
Hilton USA Trust,
Series 2013-HLT X1FX
1.668%, 11/5/30 IO(l)§	1,655,000	20,444
HomeBanc Mortgage Trust,
Series 2005-4 A1
0.424%, 10/25/35(l)	175,402	152,314
Impac CMB Trust,
Series 2003-8 2A1
1.054%, 10/25/33(l)	18,416	18,243
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CB8 A1A
4.158%, 1/12/39§	42,565	42,564
Series 2006-CB14 AM
5.453%, 12/12/44(l)	44,000	47,082
Series 2007-CB18 A1A
5.431%, 6/12/47(l)	298,456	326,671
Series 2007-LD12 A1A
5.850%, 2/15/51(l)	268,460	299,512
Series 2007-LDPX A1A
5.439%, 1/15/49	246,273	271,183
Series 2008-C2 ASB
6.125%, 2/12/51(l)	144,004	153,799
Series 2012-CBX XA
2.003%, 6/15/45 IO(l)	644,133	61,460
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.757%, 8/25/34(l)	174,951	174,033
Series 2007-A1 3A3
2.755%, 7/25/35(l)	180,422	182,329
LB-UBS Commercial Mortgage Trust,
Series 2004-C7 A1A
4.475%, 10/15/29	281,824	285,983
Series 2005-C2 AJ
5.205%, 4/15/30(l)	96,000	99,017
Series 2006-C4 AM
5.857%, 6/15/38(l)	87,000	94,979
Series 2006-C7 AM
5.378%, 11/15/38	83,000	89,856
Series 2007-C1 A4
5.424%, 2/15/40	1,450,209	1,591,545
Series 2007-C7 AM
6.150%, 9/15/45(l)	65,000	74,209
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
1.833%, 12/25/32(l)	39,541	39,401
Series 2005-A10 A
0.364%, 2/25/36(l)	528,097	480,967
Series 2005-CKI1 AJ
5.283%, 11/12/37(l)	132,000	135,760
Series 2007-C1 A1A
5.841%, 6/12/50(l)	88,935	95,877
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 XA
1.740%, 2/15/46 IO(l)	662,955	64,048
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§	2,071,504	2,185,045
Series 2007-HQ12 A2FX
5.577%, 4/12/49(l)	231,812	236,946
Series 2007-IQ13 AM
5.406%, 3/15/44	83,000	90,488
Series 2007-IQ14 A1A
5.665%, 4/15/49(l)	86,970	95,452
Series 2007-IQ14 A2FX
5.610%, 4/15/49	192,514	194,697
Series 2007-IQ15 AM
5.908%, 6/11/49(l)	85,000	93,057
Series 2012-C4 XA
2.662%, 3/15/45 IO(l)§	2,218	264

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.819%, 8/12/45(l)§	$571,468	$632,757
Series 2011-IO A
2.500%, 3/23/51§	26,665	27,065
Series 2012-IO AXB1
1.000%, 3/27/51§	41,150	41,047
Series 2012-IO AXB2
1.000%, 3/27/51§	100,000	98,500
Series 2012-XA A
2.000%, 7/27/49§	120,702	121,004
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	2,357,000	2,562,249
RBSCF Trust,
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	906,381	964,485
Series 2010-RR4 CMLA
6.003%, 12/16/49(l)§	447,390	483,358
Sequoia Mortgage Trust,
Series 10 2A1
0.917%, 10/20/27(l)	8,603	8,363
Series 2003-4 2A1
0.507%, 7/20/33(l)	35,298	34,064
STRIPs Ltd.,
Series 2012-1A A
1.500%, 12/25/44§	201,392	199,378
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
2.490%, 11/25/34(l)	333,325	331,770
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.406%, 7/19/35(l)	123,412	112,396
Series 2006-AR3 12A1
0.374%, 5/25/36(l)	444,134	341,973
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20 B
5.239%, 7/15/42(l)	232,000	237,640
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.531%, 8/25/42(l)	21,020	20,734
Series 2003-AR1 A5
2.117%, 3/25/33(l)	172,104	175,515
Wells Fargo Resecuritization Trust,
Series 2012-IO A
1.750%, 8/20/21§	131,466	131,552
WF-RBS Commercial Mortgage Trust,
Series 2012-C10 XA
1.821%, 12/15/45 IO(l)§	1,144,690	120,787
Series 2013-C11 A4
3.037%, 3/15/45	181,000	174,975
Series 2013-C12 XA
1.515%, 3/15/48 IO(l)§	1,808,473	158,603
Series 2013-C15 XA
0.710%, 8/15/46(l)	1,182,576	48,014
Series 2014-LC14 XA
1.481%, 3/15/47 IO(l)	998,937	91,449

		34,730,732

Total Asset-Backed and Mortgage-Backed Securities		53,239,091

Corporate Bonds (27.1%)
Consumer Discretionary (1.4%)
Auto Components (0.3%)
Delphi Corp.
4.150%, 3/15/24	40,000	40,050
Johnson Controls, Inc.
4.250%, 3/1/21	113,000	120,651
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK(m)	EUR 1,100,000	1,612,023

		1,772,724

Hotels, Restaurants & Leisure (0.1%)
Carnival Corp.
1.875%, 12/15/17	$55,000	55,048
Darden Restaurants, Inc.
4.500%, 10/15/21	55,000	54,101
Hyatt Hotels Corp.
3.875%, 8/15/16	36,000	38,093
5.375%, 8/15/21	36,000	39,485
International Game Technology
5.500%, 6/15/20	36,000	39,036
Marriott International, Inc.
3.250%, 9/15/22	91,000	87,836
McDonald's Corp.
5.800%, 10/15/17	91,000	104,139
3.500%, 7/15/20	58,000	61,155
3.625%, 5/20/21	36,000	37,687
Starbucks Corp.
6.250%, 8/15/17	36,000	41,675
Wyndham Worldwide Corp.
2.500%, 3/1/18	73,000	73,365
Yum! Brands, Inc.
4.250%, 9/15/15	36,000	37,783
5.300%, 9/15/19	55,000	61,213

		730,616

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	73,000	78,041
NVR, Inc.
3.950%, 9/15/22	55,000	54,758
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	38,005
Whirlpool Corp.
4.850%, 6/15/21	36,000	39,015
4.000%, 3/1/24	60,000	59,971

		269,790

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	109,000	120,717
QVC, Inc.
4.375%, 3/15/23	36,000	35,442

		156,159

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Leisure Products (0.0%)
Mattel, Inc.
3.150%, 3/15/23	$36,000	$34,205

Media (0.8%)
21st Century Fox America, Inc.
4.500%, 2/15/21	82,000	89,282
3.000%, 9/15/22	73,000	69,932
CBS Corp.
8.875%, 5/15/19	91,000	116,474
5.750%, 4/15/20	74,000	84,168
Comcast Corp.
6.500%, 1/15/15	351,000	367,601
5.900%, 3/15/16	109,000	119,799
6.500%, 1/15/17	109,000	124,585
5.875%, 2/15/18	307,000	353,122
5.700%, 5/15/18	109,000	125,010
3.125%, 7/15/22	91,000	89,901
3.600%, 3/1/24	45,000	44,984
4.650%, 7/15/42	105,000	103,320
Cox Communications, Inc.
5.500%, 10/1/15	55,000	58,669
8.375%, 3/1/39§	110,000	145,280
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.500%, 3/1/16	109,000	113,888
5.875%, 10/1/19	73,000	82,996
5.200%, 3/15/20	47,000	51,678
4.600%, 2/15/21	164,000	172,918
5.000%, 3/1/21	148,000	159,569
3.800%, 3/15/22	80,000	79,608
5.150%, 3/15/42	107,000	100,410
Discovery Communications LLC
3.700%, 6/1/15	73,000	75,552
5.050%, 6/1/20	73,000	81,130
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	73,000	73,612
4.200%, 4/15/24	11,000	10,979
NBCUniversal Media LLC
5.150%, 4/30/20	290,000	328,927
4.375%, 4/1/21	109,000	118,166
4.450%, 1/15/43	116,000	110,934
Omnicom Group, Inc.
5.900%, 4/15/16	73,000	80,006
4.450%, 8/15/20	73,000	78,297
Reed Elsevier Capital, Inc.
3.125%, 10/15/22	150,000	143,796
Thomson Reuters Corp.
4.700%, 10/15/19	55,000	59,857
Time Warner Cable, Inc.
5.850%, 5/1/17	273,000	306,587
5.000%, 2/1/20	73,000	79,943
4.000%, 9/1/21	91,000	93,841
Time Warner, Inc.
5.875%, 11/15/16	182,000	204,114
4.875%, 3/15/20	91,000	100,308
3.400%, 6/15/22	36,000	35,620
Viacom, Inc.
5.625%, 9/15/19	91,000	104,558
4.250%, 9/1/23	125,000	128,850
Walt Disney Co.
5.500%, 3/15/19	109,000	126,300
2.750%, 8/16/21	55,000	54,022
2.350%, 12/1/22	91,000	84,564
WPP Finance 2010
3.625%, 9/7/22	55,000	53,533

		5,186,690

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	36,000	37,973
Kohl’s Corp.
6.250%, 12/15/17	36,000	41,288
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	52,000	58,370
4.375%, 9/1/23	100,000	102,500
Nordstrom, Inc.
4.750%, 5/1/20	36,000	39,840
4.000%, 10/15/21	36,000	37,861
Target Corp.
6.000%, 1/15/18	146,000	168,046
2.900%, 1/15/22	55,000	53,832

		539,710

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	91,000	95,180
Home Depot, Inc.
5.400%, 3/1/16	182,000	198,490
4.400%, 4/1/21	91,000	100,353
Lowe’s Cos., Inc.
2.125%, 4/15/16	73,000	74,808
4.625%, 4/15/20	109,000	120,413
O’Reilly Automotive, Inc.
4.625%, 9/15/21	36,000	38,558
TJX Cos., Inc.
6.950%, 4/15/19	53,000	63,586

		691,388

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	73,000	75,309
NIKE, Inc.
2.250%, 5/1/23	36,000	33,188

		108,497

Total Consumer Discretionary		9,489,779

Consumer Staples (2.0%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	335,000	333,694
3.700%, 2/1/24	265,000	266,657
Anheuser-Busch InBev Worldwide, Inc.
2.875%, 2/15/16	73,000	76,000
1.375%, 7/15/17	175,000	175,658
7.750%, 1/15/19	91,000	112,863
5.375%, 1/15/20	91,000	104,669
2.500%, 7/15/22	182,000	171,497
Bottling Group LLC
5.500%, 4/1/16	73,000	79,716
Brown-Forman Corp.
2.500%, 1/15/16	55,000	56,641
Coca-Cola Co.
1.500%, 11/15/15	91,000	92,547
1.800%, 9/1/16	146,000	149,906
1.150%, 4/1/18	91,000	89,587
3.150%, 11/15/20	91,000	93,391

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 11/1/23	$125,000	$123,268
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	100,000	102,515
3.250%, 8/19/21	100,000	100,024
Diageo Capital plc
5.750%, 10/23/17	91,000	104,247
1.125%, 4/29/18	73,000	70,945
Diageo Finance B.V.
5.300%, 10/28/15	91,000	97,622
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	73,000	73,855
3.200%, 11/15/21	36,000	35,662
PepsiCo, Inc.
0.700%, 8/13/15	36,000	36,090
0.700%, 2/26/16	150,000	150,058
7.900%, 11/1/18	182,000	227,923
2.750%, 3/1/23	125,000	118,718

		3,043,753

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17	55,000	61,727
1.700%, 12/15/19	91,000	87,944
CVS Caremark Corp.
3.250%, 5/18/15	128,000	131,698
4.750%, 5/18/20	128,000	140,514
4.000%, 12/5/23	100,000	102,488
7.507%, 1/10/32§	1,851,965	2,270,929
5.300%, 12/5/43	24,000	26,444
Delhaize Group S.A.
4.125%, 4/10/19	36,000	37,312
Kroger Co.
6.400%, 8/15/17	91,000	104,395
2.300%, 1/15/19	100,000	99,111
Safeway, Inc.
5.000%, 8/15/19	146,000	149,467
Walgreen Co.
1.800%, 9/15/17	55,000	55,312
5.250%, 1/15/19	36,000	40,836
3.100%, 9/15/22	73,000	69,982
Wal-Mart Stores, Inc.
0.600%, 4/11/16	100,000	99,817
5.800%, 2/15/18	182,000	210,014
3.250%, 10/25/20	73,000	75,327
2.550%, 4/11/23	109,000	101,904
4.000%, 4/11/43	108,000	101,280

		3,966,501

Food Products (0.6%)
ConAgra Foods, Inc.
5.819%, 6/15/17	73,000	82,212
1.900%, 1/25/18	46,000	45,548
3.200%, 1/25/23	73,000	69,793
General Mills, Inc.
0.875%, 1/29/16	29,000	29,015
5.650%, 2/15/19	91,000	104,999
Hershey Co.
4.850%, 8/15/15	91,000	96,287
HJ Heinz Co.
3.500%, 6/5/20	2,600,000	2,613,325
Hormel Foods Corp.
4.125%, 4/15/21	36,000	38,312
Ingredion, Inc.
3.200%, 11/1/15	36,000	37,209
4.625%, 11/1/20	36,000	38,531
J.M. Smucker Co.
3.500%, 10/15/21	73,000	74,791
Kellogg Co.
4.000%, 12/15/20	58,000	60,952
Kraft Foods Group, Inc.
3.500%, 6/6/22	182,000	182,704
McCormick & Co., Inc.
3.900%, 7/15/21	27,000	28,468
Mead Johnson Nutrition Co.
4.900%, 11/1/19	73,000	79,768
Mondelez International, Inc.
4.125%, 2/9/16	128,000	135,365
6.125%, 2/1/18	91,000	104,688
2.250%, 2/1/19	110,000	108,897
5.375%, 2/10/20	82,000	92,941
Tyson Foods, Inc.
4.500%, 6/15/22	182,000	189,735
Unilever Capital Corp.
4.800%, 2/15/19	109,000	122,061

		4,335,601

Household Products (0.1%)
Clorox Co.
3.550%, 11/1/15	91,000	94,811
Colgate-Palmolive Co.
3.150%, 8/5/15	109,000	112,871
Energizer Holdings, Inc.
4.700%, 5/19/21	55,000	57,498
Kimberly-Clark Corp.
6.125%, 8/1/17	91,000	105,074
7.500%, 11/1/18	36,000	44,822
3.875%, 3/1/21	38,000	40,385
Procter & Gamble Co.
3.150%, 9/1/15	128,000	132,747
4.700%, 2/15/19	182,000	204,657

		792,865

Personal Products (0.0%)
Avon Products, Inc.
5.000%, 3/15/23	91,000	91,044

Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	80,000	105,235
4.750%, 5/5/21	91,000	99,275
2.850%, 8/9/22	91,000	85,239
4.000%, 1/31/24	74,000	73,764
Lorillard Tobacco Co.
3.500%, 8/4/16	40,000	42,191
6.875%, 5/1/20	91,000	106,175
Philip Morris International, Inc.
5.650%, 5/16/18	237,000	272,482
1.875%, 1/15/19	164,000	162,107
2.500%, 8/22/22	36,000	33,694
2.625%, 3/6/23	36,000	33,576
4.875%, 11/15/43	54,000	55,928
Reynolds American, Inc.
6.750%, 6/15/17	109,000	125,350

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 11/1/22	$73,000	$69,052

		1,264,068

Total Consumer Staples		13,493,832

Energy (2.3%)
Energy Equipment & Services (0.3%)
Cameron International Corp.
4.500%, 6/1/21	55,000	59,043
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	38,000	44,119
Ensco plc
3.250%, 3/15/16	91,000	94,985
4.700%, 3/15/21	146,000	156,553
Halliburton Co.
6.150%, 9/15/19	91,000	108,082
3.500%, 8/1/23	100,000	99,977
Nabors Industries, Inc.
9.250%, 1/15/19	109,000	134,048
Rowan Cos., Inc.
7.875%, 8/1/19	47,000	57,108
Transocean, Inc.
4.950%, 11/15/15	91,000	97,028
6.000%, 3/15/18	436,000	485,827
6.500%, 11/15/20	224,000	250,973
6.800%, 3/15/38	70,000	75,432
Weatherford International Ltd.
5.500%, 2/15/16	109,000	118,538

		1,781,713

Oil, Gas & Consumable Fuels (2.0%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	146,000	162,492
8.700%, 3/15/19	109,000	138,795
Apache Corp.
5.625%, 1/15/17	73,000	81,886
3.250%, 4/15/22	53,000	53,352
4.750%, 4/15/43	45,000	45,181
4.250%, 1/15/44	75,000	70,848
Boardwalk Pipelines LP
5.750%, 9/15/19	73,000	79,270
BP Capital Markets plc
3.200%, 3/11/16	182,000	190,422
1.375%, 11/6/17	73,000	72,340
2.237%, 5/10/19	300,000	297,545
4.500%, 10/1/20	182,000	199,124
3.245%, 5/6/22	194,000	192,005
2.500%, 11/6/22	55,000	51,132
2.750%, 5/10/23	170,000	159,028
3.814%, 2/10/24	120,000	120,659
Buckeye Partners LP
4.875%, 2/1/21	73,000	77,305
Canadian Natural Resources Ltd.
5.700%, 5/15/17	146,000	163,901
Cenovus Energy, Inc.
5.700%, 10/15/19	73,000	83,518
Chevron Corp.
1.104%, 12/5/17	73,000	72,305
4.950%, 3/3/19	91,000	102,895
2.355%, 12/5/22	55,000	51,628
3.191%, 6/24/23	150,000	148,716
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	115,699
ConocoPhillips Co.
1.050%, 12/15/17	36,000	35,486
5.750%, 2/1/19	91,000	105,937
6.000%, 1/15/20	91,000	107,511
Continental Resources, Inc.
4.500%, 4/15/23	150,000	155,351
Devon Energy Corp.
2.400%, 7/15/16	55,000	56,544
4.000%, 7/15/21	73,000	76,265
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/1/21	91,000	96,506
Enbridge Energy Partners LP
9.875%, 3/1/19	91,000	119,315
EnCana Corp.
6.500%, 5/15/19	89,000	104,264
Energy Transfer Partners LP
9.000%, 4/15/19	109,000	137,706
5.200%, 2/1/22	109,000	117,820
Enterprise Products Operating LLC
1.250%, 8/13/15	44,000	44,276
3.200%, 2/1/16	146,000	152,021
5.250%, 1/31/20	36,000	40,438
3.350%, 3/15/23	128,000	124,778
EOG Resources, Inc.
2.950%, 6/1/15	91,000	93,693
5.625%, 6/1/19	36,000	41,588
2.450%, 4/1/20	162,000	160,990
4.100%, 2/1/21	91,000	97,575
EQT Corp.
8.125%, 6/1/19	73,000	89,187
Exxon Mobil Corp.
0.921%, 3/15/17	100,000	99,977
1.819%, 3/15/19	430,000	428,106
Husky Energy, Inc.
4.000%, 4/15/24	80,000	81,021
Kerr-McGee Corp.
6.950%, 7/1/24	80,000	97,324
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	73,000	81,673
6.850%, 2/15/20	91,000	106,954
3.500%, 3/1/21	40,000	39,826
3.950%, 9/1/22	91,000	90,335
Magellan Midstream Partners LP
6.550%, 7/15/19	55,000	64,936
4.250%, 2/1/21	36,000	38,702
Marathon Oil Corp.
2.800%, 11/1/22	73,000	68,664
Marathon Petroleum Corp.
3.500%, 3/1/16	47,000	49,269
5.125%, 3/1/21	55,000	61,364
Murphy Oil Corp.
2.500%, 12/1/17	187,000	189,847
4.000%, 6/1/22	73,000	72,385
Nexen Energy ULC
6.200%, 7/30/19	36,000	42,026
5.875%, 3/10/35	7,000	7,687
6.400%, 5/15/37	76,000	87,086
Noble Energy, Inc.
8.250%, 3/1/19	80,000	99,521
4.150%, 12/15/21	91,000	96,093
6.000%, 3/1/41	104,000	120,291
5.250%, 11/15/43	115,000	120,459

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Noble Holding International Ltd.
3.050%, 3/1/16	$55,000	$56,848
4.625%, 3/1/21	73,000	76,991
Occidental Petroleum Corp.
2.500%, 2/1/16	36,000	37,158
4.125%, 6/1/16	55,000	58,782
4.100%, 2/1/21	109,000	117,155
ONEOK Partners LP
3.250%, 2/1/16	36,000	37,433
8.625%, 3/1/19	36,000	45,274
3.375%, 10/1/22	36,000	34,689
Petrobras Global Finance B.V.
6.250%, 3/17/24	350,000	360,675
Petrobras International Finance Co.
3.875%, 1/27/16	1,067,000	1,088,660
3.500%, 2/6/17	91,000	91,455
7.875%, 3/15/19	128,000	145,357
5.750%, 1/20/20	173,000	180,968
5.375%, 1/27/21	273,000	274,002
Petrohawk Energy Corp.
6.250%, 6/1/19	91,000	99,390
Petroleos Mexicanos
8.000%, 5/3/19	182,000	222,495
6.000%, 3/5/20	226,000	256,284
3.500%, 1/30/23	167,000	157,481
Phillips 66
4.300%, 4/1/22	146,000	153,746
Pioneer Natural Resources Co.
6.875%, 5/1/18	55,000	64,214
3.950%, 7/15/22	73,000	74,591
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	91,000	95,173
8.750%, 5/1/19	36,000	45,796
5.000%, 2/1/21	36,000	39,772
Plains Exploration & Production Co.
6.875%, 2/15/23	109,000	121,154
Southwestern Energy Co.
7.500%, 2/1/18	73,000	86,462
4.100%, 3/15/22	181,000	185,485
Spectra Energy Capital LLC
6.200%, 4/15/18	73,000	83,202
8.000%, 10/1/19	36,000	44,183
Statoil ASA
1.200%, 1/17/18	36,000	35,444
5.250%, 4/15/19	91,000	103,555
2.900%, 11/8/20	315,000	317,079
Talisman Energy, Inc.
7.750%, 6/1/19	73,000	88,141
Total Capital International S.A.
1.000%, 8/12/16	125,000	125,625
2.875%, 2/17/22	91,000	89,188
3.700%, 1/15/24	85,000	86,494
Total Capital S.A.
3.125%, 10/2/15	146,000	151,476
2.125%, 8/10/18	100,000	100,939
4.450%, 6/24/20	36,000	39,496
4.125%, 1/28/21	73,000	78,910
TransCanada PipeLines Ltd.
3.400%, 6/1/15	73,000	75,341
7.125%, 1/15/19	146,000	177,070
2.500%, 8/1/22	64,000	59,917
6.350%, 5/15/67(l)	36,000	37,305
Valero Energy Corp.
6.125%, 2/1/20	133,000	154,546
Western Gas Partners LP
5.375%, 6/1/21	160,000	175,695
Williams Cos., Inc.
7.875%, 9/1/21	172,000	204,300
3.700%, 1/15/23	163,000	147,670
Williams Partners LP
5.250%, 3/15/20	113,000	124,229
4.000%, 11/15/21	36,000	36,661
4.500%, 11/15/23	100,000	102,571
4.300%, 3/4/24	100,000	100,424
XTO Energy, Inc.
6.250%, 8/1/17	73,000	84,586

		13,862,380

Total Energy		15,644,093

Financials (13.4%)
Banks (3.9%)
Australia & New Zealand Banking Group Ltd./New York
1.450%, 5/15/18	250,000	243,478
Banco do Brasil S.A./Cayman Islands
4.500%, 1/22/15§	18,000	18,471
3.875%, 10/10/22	300,000	279,600
Banco Santander S.A./Chile
1.837%, 1/19/16(b)(l)§	2,755,000	2,727,947
Bancolombia S.A.
4.250%, 1/12/16	91,000	94,867
Bank of Montreal
0.800%, 11/6/15	55,000	55,160
1.400%, 9/11/17	109,000	108,349
2.550%, 11/6/22	55,000	51,678
Bank of Nova Scotia
0.750%, 10/9/15	91,000	91,133
0.950%, 3/15/16	146,000	146,394
1.375%, 7/15/16	91,000	91,910
1.100%, 12/13/16	150,000	150,171
Barclays Bank plc
5.000%, 9/22/16	146,000	159,909
5.140%, 10/14/20	182,000	192,987
BB&T Corp.
3.200%, 3/15/16	146,000	152,443
1.450%, 1/12/18	55,000	54,333
5.250%, 11/1/19	109,000	123,148
BBVA Senior Finance S.A.U.
4.664%, 10/9/15	200,000	210,325
BNP Paribas S.A.
5.000%, 1/15/21	182,000	202,646
3.250%, 3/3/23	91,000	88,598
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	73,000	75,049
1.350%, 7/18/16	73,000	73,634
Capital One Bank USA N.A.
8.800%, 7/15/19	63,000	81,366
CIT Group, Inc.
5.500%, 2/15/19§	2,400,000	2,586,000
Citigroup, Inc.
5.500%, 10/15/14	24,000	24,635
4.750%, 5/19/15	182,000	190,019

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 8/7/15	$55,000	$56,044
3.953%, 6/15/16	182,000	192,821
4.450%, 1/10/17	58,000	62,611
5.500%, 2/15/17	91,000	100,503
6.000%, 8/15/17	156,000	176,379
6.125%, 5/15/18	364,000	418,162
2.500%, 9/26/18	213,000	214,737
8.500%, 5/22/19	364,000	463,057
3.375%, 3/1/23	112,000	107,946
3.875%, 10/25/23	265,000	263,113
6.675%, 9/13/43	35,000	41,073
4.950%, 11/7/43	35,000	35,512
Commonwealth Bank of Australia/New York
1.900%, 9/18/17	182,000	184,129
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
1.700%, 3/19/18	250,000	247,440
3.875%, 2/8/22	182,000	188,532
DNB Bank ASA
3.200%, 4/3/17§	1,559,000	1,632,832
Fifth Third Bancorp
3.625%, 1/25/16	91,000	95,465
5.450%, 1/15/17	91,000	100,044
First Horizon National Corp.
5.375%, 12/15/15	36,000	38,321
HSBC Bank Brasil S.A.—Banco Multiplo
4.000%, 5/11/16§	417,000	432,798
HSBC Bank USA N.A.
4.875%, 8/24/20	182,000	197,411
HSBC Holdings plc
4.000%, 3/30/22	182,000	187,993
Huntington Bancshares, Inc./Ohio
7.000%, 12/15/20	9,000	10,667
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	206,902
KeyBank N.A./Ohio
7.413%, 5/6/15	146,000	156,542
KfW
1.250%, 10/26/15	273,000	275,127
2.625%, 2/16/16	364,000	375,345
0.500%, 4/19/16	219,000	216,997
4.875%, 1/17/17	482,000	528,786
1.250%, 2/15/17	182,000	181,613
0.750%, 3/17/17	150,000	148,826
0.875%, 9/5/17	73,000	71,993
4.500%, 7/16/18	182,000	200,377
4.875%, 6/17/19	182,000	206,213
4.000%, 1/27/20	182,000	197,548
2.750%, 9/8/20	114,000	116,369
2.750%, 10/1/20	200,000	203,143
6.250%, 5/19/21	AUD 2,248,000	2,313,756
2.625%, 1/25/22	$182,000	181,513
2.125%, 1/17/23	237,000	223,307
Landwirtschaftliche Rentenbank
3.125%, 7/15/15	182,000	188,356
2.500%, 2/15/16	364,000	376,910
1.375%, 10/23/19	21,000	20,188
National Australia Bank Ltd./New York
2.750%, 3/9/17	50,000	52,082
3.000%, 1/20/23	250,000	236,404
Oesterreichische Kontrollbank AG
4.875%, 2/16/16	182,000	196,550
1.625%, 3/12/19	100,000	99,339
PNC Bank N.A.
4.875%, 9/21/17	50,000	55,154
2.200%, 1/28/19	250,000	247,990
PNC Funding Corp.
5.625%, 2/1/17	109,000	120,410
5.125%, 2/8/20	36,000	40,531
4.375%, 8/11/20	36,000	38,997
Royal Bank of Canada
0.800%, 10/30/15	73,000	73,236
2.625%, 12/15/15	128,000	132,117
2.300%, 7/20/16	73,000	75,260
1.500%, 1/16/18	91,000	89,900
Royal Bank of Scotland Group plc
5.050%, 1/8/15	761,000	773,404
1.875%, 3/31/17	137,000	136,708
6.400%, 10/21/19	100,000	114,937
6.000%, 12/19/23	120,000	122,328
Royal Bank of Scotland plc
3.950%, 9/21/15	182,000	189,769
5.625%, 8/24/20	91,000	102,866
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16	36,000	38,461
Societe Generale S.A.
5.000%, 1/17/24§	200,000	198,628
Sumitomo Mitsui Banking Corp.
1.450%, 7/19/16	250,000	252,568
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	91,000	107,082
2.750%, 5/1/23	200,000	186,924
Svenska Handelsbanken AB
3.125%, 7/12/16	250,000	262,067
Toronto-Dominion Bank
2.500%, 7/14/16	128,000	132,732
2.375%, 10/19/16	73,000	75,511
U.S. Bancorp/Minnesota
2.450%, 7/27/15	91,000	93,238
1.950%, 11/15/18	100,000	99,552
2.950%, 7/15/22	91,000	87,351
UnionBanCal Corp.
3.500%, 6/18/22	91,000	91,830
Wachovia Corp.
5.625%, 10/15/16	91,000	101,306
5.750%, 2/1/18	73,000	83,527
Wells Fargo & Co.
1.500%, 7/1/15	282,000	285,550
3.676%, 6/15/16(e)	150,000	159,269
5.625%, 12/11/17	182,000	207,179
1.500%, 1/16/18	109,000	107,840
2.150%, 1/15/19	123,000	122,697
4.600%, 4/1/21	150,000	165,419
3.500%, 3/8/22	273,000	278,224
3.450%, 2/13/23	109,000	105,497
4.125%, 8/15/23	70,000	70,692
5.375%, 11/2/43	100,000	105,176
Westpac Banking Corp.
3.000%, 8/4/15	182,000	187,702
0.950%, 1/12/16	109,000	109,389
2.000%, 8/14/17	73,000	74,062
4.875%, 11/19/19	109,000	121,179

		26,920,285

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	$100,000	$100,623
Ameriprise Financial, Inc.
5.650%, 11/15/15	28,000	30,065
7.300%, 6/28/19	33,000	40,515
5.300%, 3/15/20	36,000	40,937
Bank of New York Mellon Corp.
2.300%, 7/28/16	150,000	154,837
2.100%, 1/15/19	205,000	203,616
5.450%, 5/15/19	73,000	83,321
4.150%, 2/1/21	73,000	78,827
3.550%, 9/23/21	36,000	37,299
3.650%, 2/4/24	100,000	100,545
BlackRock, Inc.
5.000%, 12/10/19	73,000	82,466
3.500%, 3/18/24	100,000	99,209
Charles Schwab Corp.
4.450%, 7/22/20	36,000	39,513
3.225%, 9/1/22	36,000	35,657
Credit Suisse AG/New York
4.375%, 8/5/20	146,000	157,573
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	364,000	386,408
Deutsche Bank AG
4.296%, 5/24/28(l)	200,000	187,000
Deutsche Bank AG/London
3.250%, 1/11/16	100,000	104,146
6.000%, 9/1/17	182,000	207,716
Eaton Vance Corp.
6.500%, 10/2/17	22,000	25,467
Goldman Sachs Group, Inc.
5.125%, 1/15/15	1,088,000	1,126,505
0.637%, 5/18/15(l)	EUR 50,000	68,846
5.350%, 1/15/16	$364,000	391,714
3.625%, 2/7/16	449,000	470,229
5.625%, 1/15/17	109,000	120,928
6.250%, 9/1/17	273,000	311,393
2.375%, 1/22/18	120,000	120,666
6.150%, 4/1/18	273,000	311,866
2.900%, 7/19/18	165,000	168,046
2.625%, 1/31/19	413,000	411,140
7.500%, 2/15/19	471,000	568,557
5.375%, 3/15/20	255,000	284,600
5.250%, 7/27/21	264,000	293,132
5.750%, 1/24/22	366,000	414,920
3.625%, 1/22/23	131,000	128,926
1.833%, 11/29/23(l)	95,000	97,158
4.000%, 3/3/24	185,000	183,604
6.750%, 10/1/37	35,000	39,934
6.250%, 2/1/41	35,000	41,418
Jefferies Group LLC
8.500%, 7/15/19	109,000	133,409
5.125%, 1/20/23	18,000	18,975
Lazard Group LLC
4.250%, 11/14/20	125,000	129,850
Lehman Brothers Holdings, Inc.
0.000%, 12/23/12	10,200,000	2,346,000
5.625%, 1/24/13(h)*	5,000,000	1,200,000
6.750%, 12/28/17(b)(h)*†	470,000	—
Macquarie Bank Ltd.
1.650%, 3/24/17§	160,000	159,284
Morgan Stanley
6.000%, 4/28/15	16,000	16,893
4.000%, 7/24/15	546,000	568,347
3.450%, 11/2/15	258,000	268,087
3.800%, 4/29/16	100,000	105,402
5.450%, 1/9/17	240,000	265,944
5.550%, 4/27/17	219,000	244,780
5.950%, 12/28/17	182,000	207,438
2.500%, 1/24/19	270,000	268,507
7.300%, 5/13/19	437,000	529,403
5.750%, 1/25/21	273,000	311,988
5.500%, 7/28/21	55,000	62,023
3.750%, 2/25/23	109,000	108,225
4.100%, 5/22/23	55,000	54,363
5.000%, 11/24/25	205,000	210,361
6.375%, 7/24/42	35,000	42,504
Nomura Holdings, Inc.
4.125%, 1/19/16	36,000	37,863
6.700%, 3/4/20	74,000	86,247
Northern Trust Corp.
3.450%, 11/4/20	73,000	76,613
Raymond James Financial, Inc.
4.250%, 4/15/16	36,000	38,095
8.600%, 8/15/19	36,000	45,244
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§	638,691	673,480
TD Ameritrade Holding Corp.
5.600%, 12/1/19	36,000	41,488
UBS AG/Connecticut
5.875%, 7/15/16	91,000	100,329
5.875%, 12/20/17	74,000	84,643
5.750%, 4/25/18	122,000	139,110
4.875%, 8/4/20	170,000	186,785

		16,511,002

Consumer Finance (2.0%)
Ally Financial, Inc.
8.300%, 2/12/15	718,000	756,269
3.125%, 1/15/16	300,000	306,726
5.500%, 2/15/17	400,000	434,500
8.000%, 3/15/20	1,000,000	1,205,000
American Express Centurion Bank
6.000%, 9/13/17	146,000	167,638
American Express Co.
6.150%, 8/28/17	363,000	417,781
7.000%, 3/19/18	2,339,000	2,781,118
8.125%, 5/20/19	91,000	115,630
American Express Credit Corp.
1.750%, 6/12/15	47,000	47,663
2.750%, 9/15/15	182,000	187,564
2.800%, 9/19/16	109,000	113,723
2.125%, 3/18/19	100,000	99,466
American Honda Finance Corp.
2.125%, 10/10/18	150,000	150,485
Capital One Financial Corp.
1.000%, 11/6/15	55,000	55,064
3.150%, 7/15/16	124,000	129,651
Caterpillar Financial Services Corp.
2.750%, 6/24/15	182,000	187,098
1.250%, 11/6/17	91,000	89,827
7.150%, 2/15/19	73,000	89,142
Discover Financial Services
6.450%, 6/12/17	73,000	82,855

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
5.200%, 4/27/22		$55,000	$58,988
3.850%, 11/21/22		298,000	293,172
Ford Motor Credit Co. LLC
3.875%, 1/15/15		181,000	185,432
12.000%, 5/15/15		273,000	307,156
3.984%, 6/15/16		91,000	96,410
8.000%, 12/15/16		182,000	213,074
3.000%, 6/12/17		273,000	282,940
2.375%, 1/16/18		3,009,000	3,031,098
5.875%, 8/2/21		182,000	209,109
HSBC Finance Corp.
5.000%, 6/30/15		250,000	262,529
HSBC USA, Inc.
1.625%, 1/16/18		146,000	144,952
John Deere Capital Corp.
2.800%, 9/18/17		182,000	190,713
1.300%, 3/12/18		55,000	54,135
3.150%, 10/15/21		109,000	109,789
PACCAR Financial Corp.
0.700%, 11/16/15		55,000	55,090
Toyota Motor Credit Corp.
0.875%, 7/17/15		91,000	91,462
2.800%, 1/11/16		146,000	151,526
2.000%, 9/15/16		109,000	111,779
1.250%, 10/5/17		73,000	72,592
3.400%, 9/15/21		109,000	111,417

			13,450,563

Diversified Financial Services (3.7%)
Bank of America Corp.
4.500%, 4/1/15		182,000	188,805
3.700%, 9/1/15		395,000	410,424
1.500%, 10/9/15		109,000	109,832
6.500%, 8/1/16		365,000	408,593
5.625%, 10/14/16		182,000	201,129
5.750%, 12/1/17		440,000	497,921
2.000%, 1/11/18		698,000	695,485
6.875%, 4/25/18		364,000	428,417
5.650%, 5/1/18		930,000	1,052,489
2.600%, 1/15/19		129,000	129,324
7.625%, 6/1/19		1,670,000	2,051,855
5.625%, 7/1/20		365,000	415,048
5.000%, 5/13/21		182,000	200,672
3.300%, 1/11/23		263,000	252,985
4.100%, 7/24/23		50,000	50,561
4.125%, 1/22/24		125,000	126,060
4.000%, 4/1/24		175,000	174,344
5.000%, 1/21/44		135,000	136,844
Bank of America N.A.
0.513%, 6/15/16(l)		616,000	610,171
1.125%, 11/14/16		250,000	249,251
5.300%, 3/15/17		182,000	200,029
0.533%, 6/15/17(l)		400,000	392,744
Bear Stearns Cos. LLC
5.300%, 10/30/15		302,000	321,968
Berkshire Hathaway, Inc.
1.550%, 2/9/18		55,000	55,177
Block Financial LLC
5.500%, 11/1/22		73,000	78,136
Boeing Capital Corp.
2.125%, 8/15/16		55,000	56,740
Delos Finance Sarl
3.500%, 2/27/21		1,300,000	1,299,767
General Electric Capital Corp.
3.500%, 6/29/15		114,000	118,220
1.625%, 7/2/15		100,000	101,313
1.000%, 12/11/15		91,000	91,564
1.000%, 1/8/16		91,000	91,456
2.950%, 5/9/16		109,000	113,525
1.500%, 7/12/16		100,000	101,220
5.400%, 2/15/17		294,000	327,698
1.600%, 11/20/17		55,000	55,315
6.000%, 8/7/19		396,000	466,054
5.300%, 2/11/21		109,000	122,119
4.650%, 10/17/21		182,000	199,575
3.150%, 9/7/22		109,000	107,071
3.100%, 1/9/23		150,000	146,060
6.875%, 1/10/39		35,000	45,961
ING US, Inc.
5.500%, 7/15/22		36,000	40,389
JPMorgan Chase & Co.
4.750%, 3/1/15		160,000	166,129
3.150%, 7/5/16		175,000	183,137
1.350%, 2/15/17		505,000	504,500
2.000%, 8/15/17		91,000	92,135
6.000%, 1/15/18		546,000	627,152
6.300%, 4/23/19		182,000	213,703
4.400%, 7/22/20		364,000	394,107
4.625%, 5/10/21		182,000	198,734
3.250%, 9/23/22		209,000	205,859
3.200%, 1/25/23		145,000	140,585
3.875%, 2/1/24		70,000	70,390
4.850%, 2/1/44		35,000	35,715
JPMorgan Chase Bank N.A.
0.997%, 5/31/17(l)	EUR	1,400,000	1,911,545
6.000%, 10/1/17		$2,249,000	2,563,080
4.375%, 11/30/21(l)(m)	EUR	150,000	219,046
NASDAQ OMX Group, Inc.
5.550%, 1/15/20		$36,000	39,472
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		73,000	75,301
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16		109,000	113,830
5.450%, 2/1/18		109,000	124,034
ORIX Corp.
4.710%, 4/27/15		91,000	94,962
Private Export Funding Corp.
4.550%, 5/15/15		73,000	76,480
4.950%, 11/15/15		73,000	78,374
1.375%, 2/15/17		18,000	18,206
2.050%, 11/15/22		46,000	42,741
Sasol Financing International plc
4.500%, 11/14/22		50,000	49,125
Schlumberger Investment S.A.
3.650%, 12/1/23		68,000	68,778
Shell International Finance B.V.
3.100%, 6/28/15		2,394,000	2,475,223
0.900%, 11/15/16		100,000	100,202
2.000%, 11/15/18		189,000	189,968
4.300%, 9/22/19		73,000	80,397
4.375%, 3/25/20		36,000	39,480
2.375%, 8/21/22		73,000	68,787
3.400%, 8/12/23		150,000	150,395
4.550%, 8/12/43		168,000	173,561

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Waha Aerospace B.V.
3.925%, 7/28/20§	$349,700	$369,458
XTRA Finance Corp.
5.150%, 4/1/17	36,000	39,581

		24,916,483

Insurance (0.9%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	91,000	96,276
2.600%, 11/23/15	36,000	37,047
5.900%, 6/15/19	36,000	42,077
Aegon N.V.
4.625%, 12/1/15	109,000	115,719
Aflac, Inc.
8.500%, 5/15/19	55,000	70,677
Alleghany Corp.
5.625%, 9/15/20	36,000	40,204
Allianz Finance II B.V.
5.750%, 7/8/41(l)	EUR 100,000	159,431
Allstate Corp.
7.450%, 5/16/19	$73,000	90,563
American Financial Group, Inc./Ohio
9.875%, 6/15/19	36,000	46,502
American International Group, Inc.
5.050%, 10/1/15	91,000	96,240
5.600%, 10/18/16	36,000	39,640
3.800%, 3/22/17	277,000	295,280
5.450%, 5/18/17	91,000	101,894
5.850%, 1/16/18	91,000	103,793
3.375%, 8/15/20	165,000	168,742
6.400%, 12/15/20	182,000	216,488
4.875%, 6/1/22	73,000	80,140
4.125%, 2/15/24	110,000	111,676
8.175%, 5/15/58(l)	326,000	428,282
Aon Corp.
3.500%, 9/30/15	91,000	94,404
5.000%, 9/30/20	36,000	39,948
Axis Specialty Finance LLC
5.875%, 6/1/20	55,000	62,246
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16	100,000	100,518
4.250%, 1/15/21	109,000	119,403
Chubb Corp.
5.750%, 5/15/18	36,000	41,185
6.375%, 3/29/67(l)	73,000	81,030
CNA Financial Corp.
5.875%, 8/15/20	109,000	125,528
Genworth Holdings, Inc.
8.625%, 12/15/16	73,000	86,247
7.700%, 6/15/20	91,000	111,165
7.625%, 9/24/21	80,000	98,140
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	73,000	82,538
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	36,000	41,733
Lincoln National Corp.
8.750%, 7/1/19	36,000	46,600
6.050%, 4/20/67(l)	109,000	108,046
Manulife Financial Corp.
3.400%, 9/17/15	380,000	393,542
Markel Corp.
7.125%, 9/30/19	36,000	42,707
5.350%, 6/1/21	36,000	39,831
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	36,000	39,437
MetLife, Inc.
6.750%, 6/1/16	109,000	122,219
4.750%, 2/8/21	91,000	101,652
4.368%, 9/15/23	200,000	212,916
Metropolitan Life Global Funding I
5.125%, 6/10/14§	281,000	283,611
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	73,000	73,603
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	36,000	36,045
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	36,000	40,514
Principal Financial Group, Inc.
8.875%, 5/15/19	73,000	93,391
Progressive Corp.
3.750%, 8/23/21	46,000	48,277
Protective Life Corp.
7.375%, 10/15/19	36,000	43,696
Prudential Financial, Inc.
4.750%, 9/17/15	298,000	315,236
6.000%, 12/1/17	173,000	198,452
5.375%, 6/21/20	175,000	199,134
5.875%, 9/15/42(l)	55,000	57,544
Reinsurance Group of America, Inc.
6.450%, 11/15/19	36,000	42,243
Torchmark Corp.
9.250%, 6/15/19	36,000	45,824
Travelers Cos., Inc.
5.500%, 12/1/15	55,000	59,369
5.800%, 5/15/18	91,000	104,764
Unum Group
5.625%, 9/15/20	36,000	40,403
XLIT Ltd.
2.300%, 12/15/18	60,000	59,187
5.250%, 12/15/43	28,000	29,358

		6,302,357

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.
4.625%, 4/1/15	55,000	57,039
5.050%, 9/1/20	128,000	138,057
ARC Properties Operating Partnership LP/Clark Acquisition LLC
4.600%, 2/6/24§	100,000	99,651
AvalonBay Communities, Inc.
5.700%, 3/15/17	55,000	61,135
4.200%, 12/15/23	100,000	102,834
Boston Properties LP
3.700%, 11/15/18	73,000	77,398
5.875%, 10/15/19	109,000	125,583
Brandywine Operating Partnership LP
4.950%, 4/15/18	36,000	38,535
Camden Property Trust
4.625%, 6/15/21	73,000	77,694
CommonWealth REIT
6.650%, 1/15/18	36,000	39,275
CubeSmart LP
4.375%, 12/15/23	50,000	50,107
DDR Corp.
4.625%, 7/15/22	55,000	57,512

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Digital Realty Trust LP
4.500%, 7/15/15	$36,000	$37,348
3.625%, 10/1/22	55,000	51,126
Duke Realty LP
6.750%, 3/15/20	55,000	64,035
EPR Properties
7.750%, 7/15/20	36,000	41,570
ERP Operating LP
5.125%, 3/15/16	182,000	196,645
Federal Realty Investment Trust
3.000%, 8/1/22	36,000	34,745
HCP, Inc.
3.750%, 2/1/16	36,000	37,870
6.000%, 1/30/17	73,000	81,948
3.150%, 8/1/22	36,000	34,354
4.250%, 11/15/23	140,000	142,742
Health Care REIT, Inc.
4.700%, 9/15/17	73,000	79,791
6.125%, 4/15/20	53,000	60,553
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	36,000	40,496
Highwoods Realty LP
3.625%, 1/15/23	55,000	51,913
Hospitality Properties Trust
5.625%, 3/15/17	36,000	39,363
Host Hotels & Resorts LP
5.875%, 6/15/19	100,000	108,125
4.750%, 3/1/23	36,000	37,440
Kilroy Realty LP
5.000%, 11/3/15	36,000	38,211
Kimco Realty Corp.
6.875%, 10/1/19	36,000	42,539
Liberty Property LP
4.750%, 10/1/20	73,000	77,690
Mack-Cali Realty LP
7.750%, 8/15/19	36,000	42,777
National Retail Properties, Inc.
3.800%, 10/15/22	55,000	54,145
Prologis LP
4.250%, 8/15/23	100,000	101,871
Realty Income Corp.
5.750%, 1/15/21	91,000	101,970
Senior Housing Properties Trust
4.300%, 1/15/16	36,000	37,440
Simon Property Group LP
5.100%, 6/15/15	185,000	194,770
5.650%, 2/1/20	82,000	95,005
4.125%, 12/1/21	36,000	38,468
UDR, Inc.
4.250%, 6/1/18	73,000	77,925
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	36,000	37,343
2.000%, 2/15/18	55,000	54,841
4.250%, 3/1/22	40,000	41,444
3.250%, 8/15/22	36,000	34,490
Vornado Realty LP
5.000%, 1/15/22	91,000	96,837
Washington Real Estate Investment Trust
3.950%, 10/15/22	36,000	35,122
Weingarten Realty Investors
3.375%, 10/15/22	109,000	103,178
Weyerhaeuser Co.
4.625%, 9/15/23	100,000	105,104

		3,476,054

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	36,000	38,113
4.000%, 3/13/24	100,000	100,553

		138,666

Total Financials		91,715,410

Health Care (1.8%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	109,000	123,876
6.150%, 6/1/18	11,000	12,828
3.450%, 10/1/20	109,000	112,095
3.625%, 5/15/22	91,000	92,900
5.650%, 6/15/42	60,000	66,433
Biogen Idec, Inc.
6.875%, 3/1/18	36,000	42,331
Celgene Corp.
2.300%, 8/15/18	86,000	86,042
Genentech, Inc.
4.750%, 7/15/15	36,000	37,908
Gilead Sciences, Inc.
4.500%, 4/1/21	109,000	119,225

		693,638

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
4.125%, 5/27/20	73,000	78,858
Baxter International, Inc.
0.950%, 6/1/16	100,000	100,410
5.900%, 9/1/16	73,000	81,653
4.250%, 3/15/20	36,000	38,851
2.400%, 8/15/22	36,000	33,320
Becton Dickinson and Co.
3.250%, 11/12/20	109,000	111,536
Boston Scientific Corp.
6.400%, 6/15/16	131,000	145,263
5.125%, 1/12/17	378,000	413,957
2.650%, 10/1/18	126,000	126,865
6.000%, 1/15/20	36,000	41,369
C.R. Bard, Inc.
2.875%, 1/15/16	36,000	37,490
CareFusion Corp.
3.300%, 3/1/23	36,000	33,742
Covidien International Finance S.A.
2.800%, 6/15/15	36,000	36,883
4.200%, 6/15/20	36,000	38,212
2.950%, 6/15/23	150,000	142,460
DENTSPLY International, Inc.
2.750%, 8/15/16	20,000	20,698
4.125%, 8/15/21	36,000	36,927
Medtronic, Inc.
1.375%, 4/1/18	36,000	35,344
4.450%, 3/15/20	109,000	120,229
St. Jude Medical, Inc.
3.250%, 4/15/23	55,000	53,143
Stryker Corp.
4.375%, 1/15/20	36,000	39,034

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Zimmer Holdings, Inc.
4.625%, 11/30/19	$55,000	$61,189

		1,827,433

Health Care Providers & Services (0.7%)
Aetna, Inc.
3.950%, 9/1/20	128,000	135,760
AmerisourceBergen Corp.
4.875%, 11/15/19	55,000	61,503
Cardinal Health, Inc.
4.000%, 6/15/15	36,000	37,369
4.625%, 12/15/20	36,000	38,959
Cigna Corp.
5.125%, 6/15/20	78,000	86,594
4.375%, 12/15/20	36,000	38,240
Coventry Health Care, Inc.
5.450%, 6/15/21	181,000	204,982
Express Scripts Holding Co.
3.125%, 5/15/16	91,000	94,917
4.750%, 11/15/21	36,000	39,063
HCA, Inc., Term Loan
2.655%, 3/15/14	2,587,500	2,585,559
Humana, Inc.
7.200%, 6/15/18	55,000	65,445
Laboratory Corp. of America Holdings
2.200%, 8/23/17	24,000	24,317
4.625%, 11/15/20	91,000	97,313
3.750%, 8/23/22	20,000	19,822
McKesson Corp.
4.750%, 3/1/21	91,000	98,934
2.700%, 12/15/22	55,000	51,250
2.850%, 3/15/23	73,000	68,507
3.796%, 3/15/24	100,000	99,885
Medco Health Solutions, Inc.
2.750%, 9/15/15	36,000	36,929
7.125%, 3/15/18	91,000	107,521
4.125%, 9/15/20	91,000	95,356
Quest Diagnostics, Inc.
6.400%, 7/1/17	73,000	82,959
UnitedHealth Group, Inc.
6.000%, 2/15/18	91,000	104,878
4.700%, 2/15/21	146,000	160,138
3.375%, 11/15/21	77,000	77,790
2.875%, 3/15/23	55,000	52,204
WellPoint, Inc.
1.875%, 1/15/18	185,000	184,176
2.300%, 7/15/18	147,000	147,509
4.350%, 8/15/20	237,000	251,587

		5,149,466

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
6.500%, 11/1/17	36,000	41,391
Life Technologies Corp.
6.000%, 3/1/20	36,000	41,410
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	182,000	189,837
1.850%, 1/15/18	36,000	35,768
2.400%, 2/1/19	280,000	279,653
5.300%, 2/1/44	13,000	13,955

		602,014

Pharmaceuticals (0.6%)
AbbVie, Inc.
1.200%, 11/6/15	146,000	147,139
1.750%, 11/6/17	130,000	130,198
2.900%, 11/6/22	146,000	140,065
4.400%, 11/6/42	130,000	126,914
Actavis, Inc.
6.125%, 8/15/19	47,000	54,404
3.250%, 10/1/22	203,000	194,975
4.625%, 10/1/42	130,000	123,612
Allergan, Inc.
3.375%, 9/15/20	91,000	93,336
AstraZeneca plc
5.900%, 9/15/17	73,000	83,793
Bristol-Myers Squibb Co.
4.500%, 3/1/44	147,000	147,442
Eli Lilly and Co.
5.200%, 3/15/17	109,000	122,094
GlaxoSmithKline Capital plc
2.850%, 5/8/22	91,000	88,784
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	173,000	198,661
2.800%, 3/18/23	73,000	69,729
Johnson & Johnson
5.550%, 8/15/17	109,000	124,061
2.950%, 9/1/20	73,000	75,475
Merck & Co., Inc.
6.000%, 9/15/17	73,000	84,037
1.300%, 5/18/18	61,000	59,795
3.875%, 1/15/21	73,000	78,094
2.400%, 9/15/22	55,000	51,484
2.800%, 5/18/23	125,000	119,391
Mylan, Inc.
1.350%, 11/29/16	100,000	100,206
Novartis Capital Corp.
2.900%, 4/24/15	73,000	74,972
2.400%, 9/21/22	36,000	33,937
Novartis Securities Investment Ltd.
5.125%, 2/10/19	128,000	145,254
Perrigo Co. plc
4.000%, 11/15/23§	200,000	198,851
Pfizer, Inc.
6.200%, 3/15/19	91,000	107,846
Sanofi S.A.
2.625%, 3/29/16	91,000	94,568
1.250%, 4/10/18	91,000	88,892
4.000%, 3/29/21	73,000	78,362
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	89,000	88,888
2.950%, 12/18/22	73,000	67,821
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	91,000	90,885
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	36,000	34,343
Wyeth LLC
5.500%, 2/15/16	182,000	198,611
Zoetis, Inc.
1.875%, 2/1/18	73,000	72,501

		3,789,420

Total Health Care		12,061,971

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (1.1%)
Aerospace & Defense (0.2%)
General Dynamics Corp.
2.250%, 11/15/22	$125,000	$115,231
Honeywell International, Inc.
5.300%, 3/1/18	28,000	31,731
4.250%, 3/1/21	91,000	99,287
L-3 Communications Corp.
3.950%, 11/15/16	36,000	38,222
4.950%, 2/15/21	146,000	156,449
Lockheed Martin Corp.
2.125%, 9/15/16	91,000	93,409
3.350%, 9/15/21	91,000	92,068
Precision Castparts Corp.
1.250%, 1/15/18	91,000	89,512
Raytheon Co.
4.400%, 2/15/20	146,000	159,934
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	20,233
Textron, Inc.
4.625%, 9/21/16	36,000	38,545
7.250%, 10/1/19	36,000	42,874
United Technologies Corp.
4.875%, 5/1/15	91,000	95,362
1.800%, 6/1/17	18,000	18,296
6.125%, 2/1/19	55,000	64,931
4.500%, 4/15/20	73,000	80,011
3.100%, 6/1/22	109,000	108,562

		1,344,657

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	36,000	44,722
2.700%, 4/15/23	36,000	33,348
4.900%, 1/15/34	145,000	149,819
5.100%, 1/15/44	110,000	114,075
United Parcel Service, Inc.
3.125%, 1/15/21	109,000	112,180

		454,144

Airlines (0.1%)
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	70,523	80,572
Series 2010-1 B
6.000%, 1/12/19	731,622	767,765
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	48,407	56,878
Series 2010-2 A
4.950%, 5/23/19	56,522	61,609
United Air Lines, Inc.
Series 2009-2 A
9.750%, 1/15/17	43,871	50,342

		1,017,166

Building Products (0.0%)
Owens Corning, Inc.
9.000%, 6/15/19	12,000	15,000

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	91,000	97,563
Cornell University
5.450%, 2/1/19	$73,000	$83,185
Pitney Bowes, Inc.
5.750%, 9/15/17	17,000	19,063
4.625%, 3/15/24	200,000	198,830
Republic Services, Inc.
5.500%, 9/15/19	54,000	61,378
5.250%, 11/15/21	73,000	81,207
Waste Management, Inc.
7.375%, 3/11/19	73,000	88,489
4.750%, 6/30/20	36,000	39,025
2.900%, 9/15/22	73,000	69,698

		738,438

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	46,000	46,331
2.875%, 5/8/22	73,000	70,893

		117,224

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	55,000	55,149
1.500%, 11/2/17	55,000	54,795
2.750%, 11/2/22	91,000	86,278
Emerson Electric Co.
4.875%, 10/15/19	91,000	102,294
Roper Industries, Inc.
1.850%, 11/15/17	36,000	36,209

		334,725

Industrial Conglomerates (0.2%)
3M Co.
1.375%, 9/29/16	36,000	36,627
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	36,000	39,865
Cooper U.S., Inc.
2.375%, 1/15/16	36,000	36,975
3.875%, 12/15/20	36,000	37,609
Danaher Corp.
5.400%, 3/1/19	36,000	41,037
3.900%, 6/23/21	55,000	58,062
General Electric Co.
0.850%, 10/9/15	55,000	55,180
5.250%, 12/6/17	182,000	206,875
2.700%, 10/9/22	128,000	124,100
4.500%, 3/11/44	66,000	67,102
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	254,000	306,935
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	36,000	42,390
Koninklijke Philips N.V.
5.750%, 3/11/18	73,000	83,328
Pentair Finance S.A.
5.000%, 5/15/21	55,000	59,430
Tyco Electronics Group S.A.
4.875%, 1/15/21	73,000	78,592

		1,274,107

Machinery (0.1%)
Caterpillar, Inc.
1.500%, 6/26/17	182,000	181,953
Deere & Co.
2.600%, 6/8/22	182,000	174,043

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Dover Corp.
5.450%, 3/15/18	$36,000	$40,132
Illinois Tool Works, Inc.
3.375%, 9/15/21	44,000	44,991
Joy Global, Inc.
5.125%, 10/15/21	58,000	60,831
Kennametal, Inc.
3.875%, 2/15/22	54,000	52,756
Pall Corp.
5.000%, 6/15/20	36,000	39,234
Snap-On, Inc.
4.250%, 1/15/18	36,000	38,649
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	34,298
Xylem, Inc.
3.550%, 9/20/16	91,000	95,999

		762,886

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	42,000	42,916
Equifax, Inc.
3.300%, 12/15/22	36,000	34,066
Verisk Analytics, Inc.
5.800%, 5/1/21	36,000	39,983

		116,965

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	182,000	200,840
3.000%, 3/15/23	51,000	48,553
3.750%, 4/1/24	21,000	21,078
Canadian National Railway Co.
5.550%, 3/1/19	128,000	147,235
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	43,565
CSX Corp.
6.250%, 4/1/15	55,000	58,059
6.250%, 3/15/18	109,000	125,904
3.700%, 10/30/20	36,000	37,408
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	36,000	37,078
Norfolk Southern Corp.
7.700%, 5/15/17	98,000	116,120
5.900%, 6/15/19	73,000	84,333
Ryder System, Inc.
3.600%, 3/1/16	73,000	76,605
2.500%, 3/1/18	46,000	46,425
Union Pacific Corp.
2.750%, 4/15/23	125,000	117,560

		1,160,763

Trading Companies & Distributors (0.0%)
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	204,614	212,287
GATX Corp.
4.750%, 5/15/15	36,000	37,556
3.500%, 7/15/16	36,000	37,852

		287,695

Total Industrials		7,623,770

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	237,000	259,059
4.950%, 2/15/19	100,000	112,721
2.125%, 3/1/19	250,000	249,175
Harris Corp.
6.375%, 6/15/19	31,000	35,764
Motorola Solutions, Inc.
6.000%, 11/15/17	36,000	41,066

		697,785

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.375%, 11/1/15	36,000	37,386
6.000%, 4/1/20	36,000	39,880
Avnet, Inc.
5.875%, 6/15/20	91,000	101,212
Corning, Inc.
1.450%, 11/15/17	55,000	53,600

		232,078

Internet Software & Services (0.0%)
eBay, Inc.
1.625%, 10/15/15	36,000	36,612
3.250%, 10/15/20	36,000	36,789
2.600%, 7/15/22	91,000	86,289
Google, Inc.
2.125%, 5/19/16	36,000	37,205
3.625%, 5/19/21	36,000	38,141

		235,036

IT Services (0.2%)
Computer Sciences Corp.
6.500%, 3/15/18	73,000	84,063
Fidelity National Information Services, Inc.
2.000%, 4/15/18	21,000	20,353
Fiserv, Inc.
3.125%, 10/1/15	91,000	93,790
4.625%, 10/1/20	36,000	38,360
International Business Machines Corp.
0.450%, 5/6/16	150,000	149,352
5.700%, 9/14/17	273,000	312,196
7.625%, 10/15/18	91,000	113,119
1.875%, 8/1/22	91,000	82,218
3.625%, 2/12/24	163,000	164,403
Leidos Holdings, Inc.
4.450%, 12/1/20	73,000	73,706
MasterCard, Inc.
2.000%, 4/1/19	97,000	96,444
3.375%, 4/1/24	98,000	97,761
Western Union Co.
5.253%, 4/1/20	146,000	158,150
Xerox Corp.
6.350%, 5/15/18	109,000	126,161

		1,610,076

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
2.500%, 8/15/22	36,000	33,161
Intel Corp.
1.950%, 10/1/16	73,000	75,091
1.350%, 12/15/17	128,000	127,079
3.300%, 10/1/21	108,000	110,086
2.700%, 12/15/22	91,000	87,032

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Texas Instruments, Inc.
0.450%, 8/3/15	$55,000	$54,968
2.375%, 5/16/16	91,000	94,244

		581,661

Software (0.2%)
Adobe Systems, Inc.
4.750%, 2/1/20	46,000	50,590
Autodesk, Inc.
3.600%, 12/15/22	36,000	34,622
CA, Inc.
4.500%, 8/15/23	100,000	104,125
Microsoft Corp.
4.200%, 6/1/19	109,000	120,499
2.375%, 5/1/23	205,000	190,864
Oracle Corp.
5.250%, 1/15/16	91,000	98,530
1.200%, 10/15/17	128,000	126,786
5.750%, 4/15/18	219,000	253,169
2.500%, 10/15/22	146,000	137,615
Symantec Corp.
3.950%, 6/15/22	182,000	181,128

		1,297,928

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
1.000%, 5/3/18	182,000	176,836
2.400%, 5/3/23	273,000	252,278
Dell, Inc., Term Loan
4.500%, 3/24/20	3,092,250	3,077,432
EMC Corp.
1.875%, 6/1/18	91,000	90,877
2.650%, 6/1/20	73,000	72,746
3.375%, 6/1/23	36,000	35,450
Hewlett-Packard Co.
2.200%, 12/1/15	91,000	93,055
3.000%, 9/15/16	91,000	94,940
3.750%, 12/1/20	302,000	306,546
4.375%, 9/15/21	91,000	94,754
4.050%, 9/15/22	36,000	36,590
Lexmark International, Inc.
5.125%, 3/15/20	36,000	37,562
NetApp, Inc.
2.000%, 12/15/17	36,000	36,424
Seagate HDD Cayman
3.750%, 11/15/18§	150,000	154,312

		4,559,802

Total Information Technology .		9,214,366

Materials (0.9%)
Chemicals (0.4%)
Agrium, Inc.
3.150%, 10/1/22	36,000	34,242
Air Products and Chemicals, Inc.
2.000%, 8/2/16	20,000	20,489
4.375%, 8/21/19	73,000	79,802
Airgas, Inc.
3.250%, 10/1/15	73,000	75,464
Cabot Corp.
5.000%, 10/1/16	36,000	39,293
Dow Chemical Co.
8.550%, 5/15/19	112,000	143,473
4.250%, 11/15/20	219,000	232,196
3.000%, 11/15/22	55,000	52,262
E.I. du Pont de Nemours & Co.
3.625%, 1/15/21	128,000	133,563
2.800%, 2/15/23	91,000	86,358
Eastman Chemical Co.
2.400%, 6/1/17	73,000	74,547
3.600%, 8/15/22	91,000	90,212
Ecolab, Inc.
1.000%, 8/9/15	34,000	34,113
1.450%, 12/8/17	55,000	54,405
4.350%, 12/8/21	91,000	98,154
Lubrizol Corp.
8.875%, 2/1/19	53,000	68,145
LYB International Finance B.V.
4.000%, 7/15/23	36,000	36,520
LyondellBasell Industries N.V.
5.000%, 4/15/19	509,000	563,188
Methanex Corp.
3.250%, 12/15/19	36,000	35,963
Monsanto Co.
5.125%, 4/15/18	36,000	40,474
2.200%, 7/15/22	18,000	16,684
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	55,000	60,436
PPG Industries, Inc.
1.900%, 1/15/16	36,000	36,592
6.650%, 3/15/18	55,000	63,770
3.600%, 11/15/20	55,000	57,056
Praxair, Inc.
4.500%, 8/15/19	73,000	80,684
2.200%, 8/15/22	36,000	33,146
2.700%, 2/21/23	36,000	34,282
RPM International, Inc.
6.125%, 10/15/19	36,000	40,613
Valspar Corp.
7.250%, 6/15/19	36,000	43,249

		2,459,375

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16	91,000	101,494
5.750%, 1/15/21	91,000	102,211

		203,705

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	36,000	38,128
Bemis Co., Inc.
6.800%, 8/1/19	36,000	42,817
Packaging Corp. of America
3.900%, 6/15/22	36,000	35,910
Rock-Tenn Co.
3.500%, 3/1/20	56,000	56,772

		173,627

Metals & Mining (0.4%)
Alcoa, Inc.
6.150%, 8/15/20	182,000	199,290
Allegheny Technologies, Inc.
9.375%, 6/1/19	73,000	89,644
Barrick Gold Corp.
6.950%, 4/1/19	55,000	64,379
4.100%, 5/1/23	73,000	68,725

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Barrick North America Finance LLC
4.400%, 5/30/21	$91,000	$91,427
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	182,000	218,627
2.875%, 2/24/22	109,000	107,022
3.850%, 9/30/23	81,000	82,345
5.000%, 9/30/43	51,000	53,611
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	91,000	93,593
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	55,000	55,516
4.800%, 10/1/20	38,000	37,211
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18	55,000	54,898
3.100%, 3/15/20	36,000	35,166
3.550%, 3/1/22	128,000	122,360
3.875%, 3/15/23	180,000	171,801
Glencore Canada Corp.
5.500%, 6/15/17	82,000	89,582
Goldcorp, Inc.
2.125%, 3/15/18	36,000	35,435
Newmont Mining Corp.
5.125%, 10/1/19	36,000	37,893
3.500%, 3/15/22	182,000	165,142
Nucor Corp.
5.850%, 6/1/18	55,000	62,849
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	35,960
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	73,000	76,424
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	182,000	236,355
4.125%, 5/20/21	91,000	95,310
Rio Tinto Finance USA plc
2.250%, 12/14/18	91,000	90,984
2.875%, 8/21/22	157,000	149,133
Southern Copper Corp.
3.500%, 11/8/22	24,000	22,779
Teck Resources Ltd.
4.500%, 1/15/21	36,000	36,993
Vale Overseas Ltd.
6.250%, 1/11/16	91,000	98,620
4.625%, 9/15/20	128,000	132,567

		2,911,641

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	36,000	37,690
9.375%, 5/15/19	146,000	190,801
4.750%, 2/15/22	380,000	410,728

		639,219

Total Materials		6,387,567

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
2.500%, 8/15/15	182,000	186,462
0.800%, 12/1/15	73,000	72,988
2.400%, 8/15/16	91,000	93,774
1.700%, 6/1/17	109,000	109,686
1.400%, 12/1/17	109,000	107,289
5.500%, 2/1/18	182,000	205,790
2.300%, 3/11/19	175,000	173,695
4.450%, 5/15/21	219,000	236,005
2.625%, 12/1/22	55,000	50,874
3.900%, 3/11/24	175,000	173,606
British Telecommunications plc
5.950%, 1/15/18	91,000	103,915
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	73,000	86,391
Orange S.A.
2.750%, 2/6/19	50,000	50,556
5.375%, 7/8/19	73,000	82,417
4.125%, 9/14/21	36,000	37,161
Qwest Corp.
6.500%, 6/1/17	91,000	103,058
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	73,000	76,536
6.221%, 7/3/17	73,000	82,457
5.134%, 4/27/20	66,000	71,484
5.462%, 2/16/21	91,000	99,859
Verizon Communications, Inc.
1.763%, 9/15/16(l)	400,000	414,023
2.500%, 9/15/16	587,000	606,890
1.984%, 9/14/18(l)	100,000	105,235
3.650%, 9/14/18	775,000	824,634
2.550%, 6/17/19	100,000	100,261
4.500%, 9/15/20	724,000	786,452
3.450%, 3/15/21	80,000	80,897
4.600%, 4/1/21	182,000	196,811
2.450%, 11/1/22	73,000	66,189
5.150%, 9/15/23	350,000	382,963
4.150%, 3/15/24	200,000	201,855
3.850%, 11/1/42	414,000	346,912
6.550%, 9/15/43	562,000	677,480

		6,994,605

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	436,000	448,893
5.625%, 11/15/17	36,000	40,717
5.000%, 3/30/20	1,486,000	1,627,885
Rogers Communications, Inc.
6.800%, 8/15/18	91,000	108,074
4.100%, 10/1/23	100,000	102,246
Vodafone Group plc
5.450%, 6/10/19	109,000	124,579
2.500%, 9/26/22	91,000	83,249
2.950%, 2/19/23	91,000	84,887

		2,620,530

Total Telecommunication Services		9,615,135

Utilities (1.5%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.
1.650%, 12/15/17	36,000	35,765
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	120,000	121,948
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	98,000	122,161
5.950%, 12/15/36	48,000	51,486
Commonwealth Edison Co.
6.150%, 9/15/17	182,000	210,015

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Detroit Edison Co.
5.600%, 6/15/18	$36,000	$41,529
2.650%, 6/15/22	91,000	87,482
Dominion Gas Holdings LLC
4.800%, 11/1/43§	18,000	18,162
Duke Energy Carolinas LLC
4.300%, 6/15/20	219,000	238,308
4.250%, 12/15/41	238,000	234,060
Duke Energy Corp.
2.150%, 11/15/16	146,000	150,227
5.050%, 9/15/19	36,000	40,008
Duke Energy Florida, Inc.
4.550%, 4/1/20	18,000	19,595
3.100%, 8/15/21	36,000	36,111
5.900%, 3/1/33	45,000	52,018
Duke Energy Progress, Inc.
5.300%, 1/15/19	91,000	103,517
Entergy Arkansas, Inc.
3.750%, 2/15/21	979,000	1,020,947
3.700%, 6/1/24	116,000	117,534
Entergy Texas, Inc.
7.125%, 2/1/19	91,000	110,891
Florida Power & Light Co.
5.550%, 11/1/17	36,000	40,626
Georgia Power Co.
3.000%, 4/15/16	194,000	203,074
5.400%, 6/1/18	109,000	125,199
Hydro-Quebec
7.500%, 4/1/16	109,000	122,026
2.000%, 6/30/16	73,000	74,650
Indiana Michigan Power Co.
7.000%, 3/15/19	91,000	109,360
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	443,146
Jersey Central Power & Light Co.
7.350%, 2/1/19	48,000	57,748
Kansas City Power & Light Co.
5.850%, 6/15/17	73,000	78,534
LG&E and KU Energy LLC
2.125%, 11/15/15	91,000	92,506
3.750%, 11/15/20	109,000	111,561
Nevada Power Co.
7.125%, 3/15/19	109,000	132,672
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	109,000	121,661
Northeast Utilities
4.500%, 11/15/19	36,000	39,608
Northern States Power Co.
1.950%, 8/15/15	36,000	36,563
5.250%, 3/1/18	55,000	61,637
NSTAR Electric Co.
2.375%, 10/15/22	91,000	84,644
Ohio Power Co.
6.050%, 5/1/18	36,000	41,534
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	73,000	86,120
4.100%, 6/1/22	34,000	35,507
5.300%, 6/1/42	50,000	55,652
Pacific Gas & Electric Co.
3.500%, 10/1/20	91,000	93,580
4.250%, 5/15/21	36,000	38,364
4.750%, 2/15/44	35,000	34,974
PacifiCorp
5.500%, 1/15/19	91,000	104,059
3.600%, 4/1/24	240,000	243,829
5.750%, 4/1/37	75,000	89,392
PECO Energy Co.
2.375%, 9/15/22	91,000	85,700
Portland General Electric Co.
6.100%, 4/15/19	36,000	41,815
Progress Energy, Inc.
5.625%, 1/15/16	73,000	79,130
4.875%, 12/1/19	12,000	13,273
Public Service Co. of Colorado
3.200%, 11/15/20	91,000	93,957
Public Service Co. of Oklahoma
4.400%, 2/1/21	146,000	155,173
Southern California Edison Co.
3.500%, 10/1/23	100,000	100,901
Southern Co.
1.950%, 9/1/16	40,000	41,000
Tampa Electric Co.
6.100%, 5/15/18	27,000	31,403
Virginia Electric & Power Co.
5.400%, 1/15/16	109,000	118,228
Wisconsin Electric Power Co.
2.950%, 9/15/21	91,000	90,535

		6,421,105

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	109,000	117,848
DCP Midstream Operating LP
3.875%, 3/15/23	36,000	34,955
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	73,000	83,732
Questar Corp.
2.750%, 2/1/16	31,000	31,964

		268,499

Independent Power and Renewable Electricity Producers (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	91,000	98,901
NRG Energy, Inc.
7.625%, 1/15/18	544,000	610,640
PSEG Power LLC
5.125%, 4/15/20	73,000	79,178
Tennessee Valley Authority
5.500%, 7/18/17	246,000	280,240
3.875%, 2/15/21	182,000	196,602
TransAlta Corp.
4.500%, 11/15/22	55,000	54,325

		1,319,886

Multi-Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	91,000	93,192
CMS Energy Corp.
3.875%, 3/1/24	36,000	36,211
4.875%, 3/1/44	86,000	87,432
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	36,000	41,337
7.125%, 12/1/18	36,000	43,613
Consumers Energy Co.
6.700%, 9/15/19	91,000	110,208
3.375%, 8/15/23	175,000	175,934

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Dominion Resources, Inc.
5.150%, 7/15/15	$103,000	$108,665
1.950%, 8/15/16	331,000	337,256
6.000%, 11/30/17	146,000	167,038
2.750%, 9/15/22	91,000	85,134
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	36,000	40,971
3.750%, 11/15/23§	100,000	99,978
6.500%, 9/15/37	210,000	259,196
National Grid plc
6.300%, 8/1/16	36,000	40,179
NiSource Finance Corp.
6.400%, 3/15/18	73,000	84,734
PG&E Corp.
2.400%, 3/1/19	50,000	49,354
Sempra Energy
9.800%, 2/15/19	128,000	169,311
2.875%, 10/1/22	64,000	60,494
TECO Finance, Inc.
5.150%, 3/15/20	36,000	39,774

		2,130,011

Total Utilities		10,139,501

Total Corporate Bonds		185,385,424

Government Securities (74.9%)
Agency ABS (0.4%)
Small Business Administration
Series 2008-P10B 1
5.944% 8/10/18	$460,610	503,209
Small Business Administration Participation Certificates
Series 2004-20A 1
4.930% 1/1/24	79,204	85,333
Series 2004-20C 1
4.340% 3/1/24	561,789	590,561
Series 2005-20B 1
4.625% 2/1/25	56,071	59,403
Series 2008-20A 1
5.170% 1/1/28	176,861	194,555
Series 2008-20C 1
5.490% 3/1/28	661,389	741,418
Series 2008-20G 1
5.870% 7/1/28	653,439	734,666

		2,909,145

Agency CMO (18.2%)
Federal Home Loan Mortgage Corp.
6.000% 7/1/14	69	69
6.000% 2/1/17	13,506	14,193
6.000% 3/1/17	741	781
6.500% 3/1/17	4,590	4,827
6.000% 4/1/17	9,508	10,036
6.000% 5/1/17	246	261
4.879% 5/19/17	1,268,933	1,375,849
6.000% 7/1/17	2,776	2,949
6.000% 8/1/17	4,957	5,255
5.500% 11/1/17	4,776	5,034
1.555% 12/25/18 IO(l)	656,302	41,099
1.782% 5/25/19 IO(l)	528,533	40,696
1.393% 11/25/19 IO(l)	4,401,705	271,320
0.624% 10/25/20 IO(l)	7,119,724	281,313
1.511% 6/25/22 IO(l)	1,350,523	129,385
0.902% 10/25/22 IO(l)	1,374,482	82,456
0.841% 1/25/23 IO(l)	2,417,537	136,525
2.375% 11/1/31(l)	3,384	3,570
2.577% 4/1/36(b)(l)	90,747	96,463
5.500% 6/1/41	175,438	192,564
3.500% 4/1/42	97,936	98,721
3.500% 8/1/42	52,248	52,715
3.500% 10/1/42	98,905	99,558
3.500% 11/1/42	90,299	90,867
3.000% 1/1/43	99,333	95,907
3.000% 3/1/43	103,100	99,511
3.000% 4/1/43	696,218	671,878
3.500% 4/1/43	282,804	284,671
3.000% 7/1/43	500,000	482,988
3.500% 7/1/43	100,000	100,653
3.000% 8/1/43	295,591	285,257
3.500% 8/1/43	100,000	100,887
4.500% 9/1/43	281,896	300,704
4.500% 11/1/43	195,307	208,338
3.500% 12/1/43	179,885	181,247
3.500% 1/1/44	24,915	25,134
3.500% 2/1/44	99,842	100,485
2.500% 4/15/29 TBA	500,000	499,668
3.000% 4/15/29 TBA	300,000	307,816
4.000% 4/15/44 TBA	1,300,000	1,348,953
4.500% 4/15/44 TBA	800,000	852,813
5.000% 5/15/44 TBA	600,000	650,531
Federal National Mortgage Association
7.000% 4/1/15	560	569
7.000% 4/1/16	1,789	1,853
5.500% 2/1/17	4,958	5,180
5.500% 6/1/17	1,629	1,710
3.930% 2/25/18 IO(l)	1,738,475	208,541
4.000% 4/1/23	1,835	1,949
3.329% 10/25/23(l)	115,000	115,706
5.000% 2/1/24(l)	283	303
5.263% 6/1/24(l)	13	13
4.500% 12/1/24	34,404	37,021
4.000% 9/1/25	77,478	82,417
4.000% 1/1/26	131,615	140,087
4.000% 4/1/26	36,285	38,621
4.000% 7/1/26	180,030	191,620
4.000% 8/1/26	84,846	90,255
2.500% 9/1/27	1,484,349	1,487,538
2.340% 1/1/28(l)	28,880	30,144
4.500% 4/1/28	5,940	6,396
3.500% 7/1/28	83,167	87,442
3.500% 10/1/28	600,000	630,344
3.500% 11/1/28	400,000	420,469
3.500% 1/1/29	100,000	105,110
3.500% 2/1/29	100,000	105,047
3.500% 4/1/29	204,464	214,783
4.500% 4/1/29	192,670	207,805
4.500% 6/1/29	3,535	3,813
4.500% 8/1/29	65,689	70,849
4.500% 9/1/29	304,207	328,104
4.500% 10/1/29	14,473	15,610
4.500% 3/1/30	151,772	163,789
4.500% 6/1/30	59,604	64,323
4.500% 7/1/31	67,470	72,939
2.033% 3/1/33(l)	33,692	34,702

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.000% 4/1/33	$4,176	$4,570
5.000% 7/1/33	6,215	6,801
5.310% 8/25/33	101,115	103,113
5.000% 9/1/33	31,119	34,054
5.000% 11/1/33	27,229	29,796
5.000% 12/1/33	13,259	14,509
5.000% 2/1/34	3,802	4,161
6.000% 2/1/34	83,112	92,751
5.000% 3/1/34	3,657	4,002
5.000% 7/1/34	59,013	64,577
6.500% 7/25/34	13,613	14,104
6.000% 8/1/34	47,318	52,705
5.000% 10/1/34	88,038	96,340
5.500% 2/1/35	205,085	227,628
6.000% 4/1/35	737,828	823,167
5.000% 7/1/35	128,607	140,734
4.500% 8/1/35	86,606	92,962
5.000% 10/1/35	161,479	176,706
5.500% 12/1/35	144,353	159,950
2.287% 1/1/36(l)	635,143	676,031
5.000% 8/1/36	47,375	51,842
4.500% 7/1/37	16,744	17,986
5.000% 7/1/37	29,637	32,431
4.500% 8/1/37	19,953	21,402
6.000% 2/1/38	42,649	47,412
6.000% 3/1/38	16,638	18,496
6.000% 5/1/38	49,142	54,631
6.000% 10/1/38	15,263	16,968
6.000% 12/1/38	21,275	23,651
4.500% 7/1/39	788,906	844,222
4.500% 1/1/40	54,671	58,384
6.500% 5/1/40	704,204	784,781
4.500% 8/1/40	191,301	204,293
4.000% 9/1/40	210,844	219,318
4.500% 9/1/40	191,853	204,826
4.000% 10/1/40	106,958	111,299
4.000% 11/1/40	25,865	26,907
4.500% 11/1/40	33,260	35,510
5.000% 11/1/40	354,373	386,793
2.373% 12/1/40(l)	13,598	14,266
4.000% 12/1/40	3,545,184	3,688,157
4.500% 2/1/41	132,911	141,856
4.500% 3/1/41	88,016	93,939
4.500% 4/1/41	413,748	441,596
5.500% 4/1/41	28,881	31,857
4.500% 5/1/41	978,009	1,043,719
3.347% 6/1/41(l)	108,742	114,123
4.500% 6/1/41	761,078	812,183
4.500% 7/1/41	1,096,077	1,169,694
5.000% 7/1/41	28,027	30,591
4.500% 8/1/41	3,919,560	4,182,753
5.000% 8/1/41	20,321	22,180
3.493% 9/1/41(l)	79,140	83,266
4.500% 9/1/41	847,652	904,571
4.500% 10/1/41	234,449	250,375
4.500% 8/1/42	60,352	64,376
3.000% 2/1/43	309,909	300,357
4.000% 2/1/43	82,589	86,161
3.000% 3/1/43	810,022	783,897
3.000% 4/1/43	574,293	555,921
3.000% 5/1/43	1,081,701	1,047,637
4.000% 5/1/43	99,606	103,914
3.000% 6/1/43	137,887	133,727
3.500% 6/1/43	97,700	98,467
3.500% 7/1/43	211,966	213,783
3.500% 8/1/43	877,901	884,574
4.000% 8/1/43	285,453	297,207
4.500% 8/1/43	700,000	747,332
4.000% 9/1/43	31,817	33,148
4.500% 9/1/43	687,276	733,604
4.000% 10/1/43	295,470	308,212
4.500% 10/1/43	96,552	103,080
4.000% 11/1/43	249,271	260,323
3.500% 12/1/43	99,089	100,014
4.000% 12/1/43	526,246	548,664
4.500% 12/1/43	98,523	105,185
4.000% 1/1/44	972,199	1,014,929
4.500% 1/1/44	298,915	320,154
4.000% 2/1/44	199,148	207,961
4.500% 3/1/44	200,000	213,523
3.000% 4/25/29 TBA	700,000	718,922
4.500% 4/25/29 TBA	1,600,000	1,696,625
3.500% 4/25/44 TBA	67,505,000	67,911,084
4.000% 4/25/44 TBA	1,405,000	1,460,431
5.500% 5/25/44 TBA	100,000	110,285
FREMF Mortgage Trust, Class B
Series 2012-K23 B
3.656% 10/25/45(l)§	94,000	90,631
Series 2012-K706 C
4.024% 11/25/44(l)§	20,400	20,418
Series 2012-K711 B
3.562% 8/25/45(l)§	121,000	121,544
Government National Mortgage Association
1.625% 7/20/27(l)	1,687	1,734
6.500% 6/20/32	22,479	25,233
5.500% 4/15/33	3,199	3,595
5.000% 12/15/38	25,940	28,410
5.000% 7/15/39	79,789	87,837
5.000% 10/20/39	30,221	33,203
5.000% 12/15/40	101,547	111,789
4.500% 5/20/41	901,454	973,395
4.500% 6/20/41	90,785	97,966
4.500% 7/20/41	60,568	65,359
4.500% 2/15/42	876,313	946,247
3.000% 5/15/43	348,343	343,226
4.000% 2/20/44	985,326	1,037,209
1.016% 2/16/53 IO(l)	734,646	54,395
3.000% 4/15/44 TBA	1,510,000	1,484,873
3.500% 4/15/44 TBA	1,700,000	1,734,930
4.000% 4/15/44 TBA	475,000	499,057
4.500% 4/15/44 TBA	500,000	539,062
5.500% 4/15/44 TBA	400,000	442,750
5.000% 5/15/44 TBA	800,000	872,937

		124,383,235

Foreign Governments (7.1%)
Australia Government Bond
5.500% 1/21/18	AUD 23,500,000	23,553,538
5.250% 3/15/19	3,200,000	3,209,932
Brazil Notas do Tesouro Nacional
10.000% 1/1/21	BRL 900,000	350,642
Canadian Government Bond
0.875% 2/14/17	$130,000	129,734
1.625% 2/27/19	100,000	99,340

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Development Bank of Japan
5.125% 2/1/17	$100,000	$111,057
Eksportfinans ASA
3.000% 11/17/14	145,000	144,365
2.000% 9/15/15	435,000	429,291
2.375% 5/25/16	290,000	284,744
5.500% 5/25/16	109,000	114,722
2.875% 11/16/16	CHF 35,000	39,955
5.500% 6/26/17	$254,000	270,815
Export Development Canada
2.250% 5/28/15	91,000	93,021
1.250% 10/26/16	91,000	91,988
0.875% 1/30/17	100,000	100,080
Export-Import Bank of China
5.250% 7/29/14§	1,341,000	1,359,016
Export-Import Bank of Korea
4.125% 9/9/15	73,000	76,337
4.000% 1/29/21	545,000	571,891
Federative Republic of Brazil
6.000% 1/17/17	182,000	203,052
8.000% 1/15/18(b)	269,333	300,980
4.875% 1/22/21	123,000	130,345
4.250% 1/7/25	300,000	290,707
FMS Wertmanagement AoeR
1.125% 10/14/16	200,000	201,136
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37(m)	EUR 145,000	202,646
Japan Bank for International Cooperation
1.750% 11/13/18	$200,000	199,713
Japan Finance Corp.
2.500% 1/21/16	250,000	258,136
2.250% 7/13/16	182,000	188,855
Japan Finance Organization for Municipalities
5.000% 5/16/17	200,000	223,208
Korea Development Bank
3.250% 3/9/16	109,000	113,381
3.750% 1/22/24	200,000	202,470
Korea Finance Corp.
2.875% 8/22/18	200,000	204,592
4.625% 11/16/21	50,000	54,260
Province of British Columbia
2.850% 6/15/15	109,000	112,273
2.100% 5/18/16	109,000	112,380
2.000% 10/23/22	36,000	33,328
Province of Manitoba
4.900% 12/6/16	182,000	200,768
Province of New Brunswick
2.750% 6/15/18	91,000	93,658
Province of Nova Scotia
5.125% 1/26/17	91,000	100,930
Province of Ontario
1.875% 9/15/15	638,000	650,523
1.100% 10/25/17	91,000	89,866
2.000% 9/27/18	100,000	100,339
4.000% 10/7/19	273,000	296,772
4.400% 4/14/20	91,000	100,698
2.450% 6/29/22	91,000	87,288
Province of Quebec
3.500% 7/29/20	182,000	190,749
2.625% 2/13/23	55,000	51,956
Republic of Chile
3.875% 8/5/20	91,000	97,033
Republic of Colombia
4.375% 7/12/21	219,000	228,549
4.000% 2/26/24	205,000	202,768
Republic of Italy
5.250% 9/20/16	273,000	294,827
Republic of Korea
5.750% 4/16/14	1,450,000	1,452,711
4.875% 9/22/14	109,000	111,203
7.125% 4/16/19	3,499,000	4,299,950
Republic of Panama
5.200% 1/30/20	109,000	120,445
9.375% 4/1/29	108,000	153,176
Republic of Peru
8.375% 5/3/16	36,000	41,103
7.125% 3/30/19	73,000	88,173
7.350% 7/21/25	100,000	128,878
Republic of Philippines
4.000% 1/15/21	273,000	287,248
Republic of Poland
6.375% 7/15/19	273,000	321,034
5.125% 4/21/21	91,000	100,784
4.000% 1/22/24	150,000	150,683
Republic of Slovenia
4.700% 11/1/16(b)§	EUR 800,000	1,173,019
Republic of South Africa
6.500% 6/2/14	$537,000	540,356
6.875% 5/27/19	109,000	125,895
5.500% 3/9/20	109,000	117,993
Republic of Turkey
7.500% 7/14/17	364,000	410,410
3.250% 3/23/23	364,000	318,045
Republic of Uruguay
8.000% 11/18/22	91,000	114,606
State of Israel
5.500% 11/9/16	182,000	201,383
Svensk Exportkredit AB
1.750% 10/20/15	182,000	185,497
United Kingdom Gilt
1.750% 9/7/22(m)	GBP 10,795	16,846
United Mexican States
5.625% 1/15/17	$92,000	102,412
3.625% 3/15/22	382,000	383,321
4.000% 10/2/23	489,000	494,702

		48,288,527

Municipal Bonds (2.4%)
California State University Trustees for Systemwide Refunding, Revenue Bonds, Series 2005A, AMBAC
5.000% 11/1/30	110,000	113,763
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
6.124% 6/15/42	180,000	195,023
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375% 6/15/43	230,000	257,000
5.500% 6/15/43	270,000	305,429
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20	290,000	310,022
4.325% 11/1/21	470,000	505,447

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.525% 11/1/22	$655,000	$710,027
City of New York, General Obligation Bonds, Series 2010H-1
6.246% 6/1/35	1,960,000	2,167,446
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600% 8/1/42	25,000	32,795
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591% 8/1/20	1,340,000	1,490,160
5.841% 8/1/21	145,000	162,618
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40	255,000	273,123
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34	145,000	158,601
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995% 7/1/20	100,000	99,417
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	20,000	22,651
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814% 11/15/40	25,000	32,260
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39	1,595,000	1,764,277
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414% 1/1/40	394,000	552,542
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960% 8/1/46	40,000	41,693
New York City Municipal Water Finance Authority
5.882% 6/15/44	25,000	30,569
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40	750,000	863,887
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22	545,000	617,954
5.435% 5/15/23	715,000	821,149
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	1,485,000	1,788,727
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.950% 4/1/16	15,000	16,488
5.750% 3/1/17	36,000	40,462
6.200% 3/1/19	36,000	42,301
6.200% 10/1/19	36,000	42,618
7.550% 4/1/39	1,090,000	1,514,533
State of Illinois, General Obligation Bonds, Series 2011
4.961% 3/1/16	110,000	117,513
5.665% 3/1/18	110,000	121,681
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34	363,000	439,880
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750% 6/1/34	655,000	728,537
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389% 3/15/40	25,000	28,457
University of California, General Revenue Bonds, Series 2012-AD
4.858% 5/15/12	25,000	23,616

		16,432,666

Supranational (1.3%)
African Development Bank
2.500% 3/15/16	182,000	188,775
0.750% 10/18/16	100,000	99,718
Asian Development Bank
2.500% 3/15/16	182,000	188,847
1.125% 3/15/17	128,000	128,349
1.750% 9/11/18	200,000	200,537
1.875% 10/23/18	91,000	91,564
1.375% 3/23/20	55,000	52,090
Corp. Andina de Fomento
3.750% 1/15/16	73,000	75,938
8.125% 6/4/19	91,000	113,295
Council of Europe Development Bank
2.625% 2/16/16	82,000	85,119
1.500% 6/19/17	91,000	91,802
1.000% 3/7/18	128,000	125,305
European Bank for Reconstruction & Development
1.625% 9/3/15	55,000	55,952
2.500% 3/15/16	146,000	151,346
1.375% 10/20/16	73,000	73,967
1.000% 2/16/17	109,000	108,946
0.750% 9/1/17	55,000	54,125
1.625% 4/10/18	100,000	99,784
1.000% 6/15/18	36,000	35,154
1.500% 3/16/20	55,000	52,682
European Investment Bank
1.000% 7/15/15	273,000	274,994
1.625% 9/1/15	273,000	277,519
4.875% 2/16/16	486,000	524,948
2.500% 5/16/16	546,000	567,132
0.500% 8/15/16	364,000	361,679
4.875% 1/17/17	182,000	201,497
1.125% 9/15/17	182,000	180,910
1.000% 12/15/17	164,000	161,508
1.000% 6/15/18	273,000	265,764
1.875% 3/15/19	150,000	149,294
2.875% 9/15/20	182,000	186,510
4.000% 2/16/21	182,000	198,278
2.500% 4/15/21	100,000	99,388
3.250% 1/29/24	100,000	101,827
Inter-American Development Bank
1.375% 10/18/16	364,000	368,778
0.875% 11/15/16	200,000	199,993
4.250% 9/10/18	273,000	302,575
1.375% 7/15/20	182,000	171,530
2.125% 11/9/20	100,000	97,868
International Bank for Reconstruction & Development
2.375% 5/26/15	364,000	372,322
2.125% 3/15/16	114,000	117,595
5.000% 4/1/16	55,000	59,816
0.500% 4/15/16	182,000	181,868

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
0.500% 5/16/16	$100,000	$100,024
0.875% 4/17/17	182,000	181,174
1.875% 3/15/19	150,000	150,489
2.125% 11/1/20	150,000	147,767
2.125% 2/13/23	136,000	130,688
International Finance Corp.
0.625% 11/15/16	250,000	248,376
1.000% 4/24/17	182,000	181,642
2.125% 11/17/17	182,000	187,121
0.875% 6/15/18	91,000	88,418
Nordic Investment Bank
0.500% 4/14/16	100,000	99,847
5.000% 2/1/17	109,000	121,288

		9,133,722

U.S. Government Agencies (2.9%)
Federal Farm Credit Bank
0.450% 7/12/16	182,000	180,795
5.125% 8/25/16	250,000	276,750
4.875% 1/17/17	306,000	340,007
Federal Home Loan Bank
5.500% 8/13/14	2,000	2,039
0.250% 1/16/15	2,000	2,001
2.875% 6/12/15	729,000	751,643
1.630% 8/20/15	182,000	184,957
0.500% 11/20/15	130,000	130,364
5.625% 6/13/16	182,000	201,753
4.750% 12/16/16	182,000	201,164
0.625% 12/28/16	250,000	248,972
5.250% 6/5/17	492,000	552,822
1.000% 6/21/17	130,000	129,819
1.050% 7/26/17	360,000	358,568
5.000% 11/17/17	710,000	804,390
4.125% 3/13/20	546,000	602,570
Federal Home Loan Mortgage Corp.
0.500% 8/28/15	273,000	273,852
0.420% 9/18/15	182,000	182,047
0.500% 9/25/15	437,000	437,465
4.750% 11/17/15	338,000	362,610
0.500% 5/13/16	350,000	349,855
0.500% 5/27/16	500,000	498,611
5.500% 7/18/16	364,000	405,039
5.125% 10/18/16	205,000	227,579
5.000% 2/16/17	273,000	304,845
0.875% 2/22/17	150,000	149,782
1.000% 3/8/17	364,000	364,854
0.750% 1/12/18	182,000	177,911
0.875% 3/7/18	364,000	356,379
4.875% 6/13/18	546,000	621,184
3.750% 3/27/19	273,000	297,945
1.750% 5/30/19	273,000	270,401
2.000% 7/30/19	36,000	36,170
1.250% 10/2/19	273,000	261,901
2.500% 10/17/19	182,000	183,436
1.375% 5/1/20	182,000	173,473
2.375% 1/13/22	461,000	449,543
Federal National Mortgage Association
0.500% 7/2/15	546,000	547,905
2.375% 7/28/15	546,000	561,422
2.150% 8/4/15	36,000	36,910
2.000% 9/21/15	73,000	74,839
1.875% 10/15/15	73,000	74,754
4.375% 10/15/15	364,000	386,140
1.625% 10/26/15	546,000	557,149
0.375% 12/21/15	182,000	182,121
0.500% 5/20/16	300,000	299,002
1.375% 11/15/16	364,000	369,688
4.875% 12/15/16	747,000	827,753
5.375% 6/12/17	729,000	827,421
0.875% 8/28/17	364,000	360,449
1.125% 9/12/17	182,000	181,336
0.875% 10/26/17	364,000	359,381
0.900% 11/7/17	182,000	178,969
0.875% 12/20/17	273,000	268,587
1.000% 12/28/17	91,000	89,468
0.875% 2/8/18	364,000	356,872
1.200% 2/28/18	182,000	179,857
1.875% 9/18/18	200,000	201,664
1.625% 11/27/18	150,000	149,337
1.750% 1/30/19	73,000	73,068
1.700% 10/4/19	109,000	106,940
1.500% 10/9/19	182,000	176,908
2.250% 10/17/22	91,000	85,683
2.200% 10/25/22	36,000	33,764
2.500% 3/27/23	364,000	345,128
Financing Corp.
10.700% 10/6/17	220,000	292,255
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	27,000	25,143
(Zero Coupon), 10/15/18 STRIPS	27,000	24,916

		19,588,325

U.S. Treasuries (42.6%)
U.S. Treasury Bonds
9.250% 2/15/16	978,000	1,139,370
7.500% 11/15/16	618,000	726,524
8.875% 8/15/17	1,496,000	1,881,907
8.500% 2/15/20	1,093,000	1,491,689
7.875% 2/15/21	182,000	248,046
2.000% 1/15/26 TIPS	1,115,262	1,269,540
2.375% 1/15/27 TIPS	798,960	948,598
1.750% 1/15/28 TIPS	3,967,138	4,395,190
2.500% 1/15/29 TIPS	1,137,656	1,381,446
3.875% 4/15/29 TIPS	582,962	823,154
0.750% 2/15/42 TIPS	382,821	333,523
2.750% 8/15/42	141,400	120,720
2.750% 11/15/42	12,700	10,821
0.625% 2/15/43 TIPS	2,048,779	1,715,457
3.125% 2/15/43#	6,303,400	5,801,221
2.875% 5/15/43	8,400	7,331
3.625% 2/15/44	51,700	52,301
U.S. Treasury Notes
0.125% 4/30/15	1,275,000	1,274,751
2.500% 4/30/15	364,000	373,166
0.250% 5/15/15	1,275,000	1,276,388
0.250% 5/31/15	1,366,000	1,367,441
2.125% 5/31/15	540,000	552,274
0.375% 6/15/15	729,000	730,876
0.375% 6/30/15	2,281,000	2,286,970
1.875% 6/30/15	3,825,000	3,905,814
0.250% 7/15/15	2,186,000	2,187,964
0.250% 7/31/15	750,000	750,674
0.250% 8/15/15	1,822,000	1,823,477
0.375% 8/31/15	1,200,000	1,202,953

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.250% 8/31/15	$1,822,000	$1,849,037
0.250% 9/15/15	729,000	729,285
0.250% 9/30/15	2,000,000	2,000,781
0.250% 10/15/15	1,275,000	1,274,944
0.250% 10/31/15	1,000,000	999,766
1.250% 10/31/15	1,822,000	1,850,175
0.375% 11/15/15	2,186,000	2,189,320
4.500% 11/15/15	1,350,000	1,441,863
0.250% 11/30/15	500,000	499,648
1.375% 11/30/15	2,800,000	2,849,684
0.250% 12/15/15	1,275,000	1,273,649
0.250% 12/31/15	2,500,000	2,496,643
0.375% 1/15/16	1,695,800	1,696,661
0.375% 1/31/16	1,000,000	1,000,322
0.375% 2/15/16	1,457,000	1,456,943
4.500% 2/15/16	1,822,000	1,962,636
0.250% 2/29/16	400,000	398,937
2.625% 2/29/16	2,186,000	2,278,905
0.375% 3/15/16	364,000	363,746
0.375% 3/31/16	2,135,000	2,132,665
2.375% 3/31/16	2,186,000	2,270,707
0.250% 4/15/16	729,000	725,974
2.625% 4/30/16	911,000	951,719
0.250% 5/15/16	1,202,000	1,195,720
5.125% 5/15/16	396,000	434,734
1.750% 5/31/16	1,822,000	1,870,415
3.250% 5/31/16	1,093,000	1,158,185
0.500% 6/15/16	2,000,000	1,998,789
0.625% 7/15/16	1,607,600	1,609,641
1.500% 7/31/16	2,915,000	2,976,716
0.875% 9/15/16	1,000,000	1,005,586
1.000% 9/30/16	1,457,000	1,468,852
3.000% 9/30/16	1,822,000	1,927,904
0.625% 10/15/16	2,000,000	1,996,719
3.125% 10/31/16	1,822,000	1,934,932
0.625% 11/15/16	500,000	498,618
0.625% 12/15/16	1,000,000	996,162
0.875% 12/31/16	1,822,000	1,826,270
0.750% 1/15/17	1,000,000	998,516
0.875% 1/31/17	729,000	729,897
3.125% 1/31/17	1,822,000	1,939,220
0.875% 2/28/17	1,822,000	1,822,178
0.750% 3/15/17	1,200,000	1,195,500
1.000% 3/31/17	2,550,000	2,556,400
3.125% 4/30/17	1,457,000	1,552,886
4.500% 5/15/17	1,275,000	1,413,084
2.750% 5/31/17	2,186,000	2,305,568
0.500% 7/31/17	2,186,000	2,144,095
4.750% 8/15/17	1,161,000	1,301,794
0.625% 8/31/17	1,822,000	1,791,040
1.875% 8/31/17	2,004,000	2,054,707
0.625% 9/30/17	911,000	894,070
1.875% 9/30/17	1,275,000	1,306,078
0.750% 10/31/17	1,457,000	1,433,452
1.875% 10/31/17	1,822,000	1,865,219
4.250% 11/15/17	419,000	464,206
0.625% 11/30/17	1,457,000	1,424,516
0.750% 12/31/17	1,457,000	1,428,614
2.750% 12/31/17	1,275,000	1,344,453
0.875% 1/31/18	1,457,000	1,433,338
3.500% 2/15/18	1,093,000	1,183,087
0.750% 2/28/18	729,000	712,199
0.750% 3/31/18	911,000	888,456
0.625% 4/30/18	729,000	706,147
2.625% 4/30/18	455,000	477,217
1.000% 5/31/18	1,093,000	1,072,976
2.375% 5/31/18	729,000	756,893
1.375% 6/30/18	1,125,000	1,119,738
2.250% 7/31/18	364,000	375,482
4.000% 8/15/18	656,000	726,008
1.500% 8/31/18(z)	39,100,000	39,028,979
1.375% 9/30/18	1,202,000	1,191,224
1.250% 10/31/18	2,000,000	1,968,047
3.750% 11/15/18	1,457,000	1,597,251
1.250% 11/30/18	1,050,000	1,031,635
1.375% 12/31/18	1,093,000	1,078,996
1.500% 12/31/18(z)	3,350,000	3,324,810
1.250% 1/31/19	729,000	714,192
1.500% 1/31/19	750,000	743,408
2.750% 2/15/19	1,822,000	1,912,762
1.500% 2/28/19	1,000,000	990,019
1.500% 3/31/19	1,450,000	1,433,235
1.625% 3/31/19	2,162,000	2,151,021
1.250% 4/30/19	546,000	532,137
1.000% 6/30/19	1,093,000	1,047,060
1.000% 8/31/19	729,000	695,504
1.000% 9/30/19	1,093,000	1,040,730
1.250% 10/31/19	1,093,000	1,053,891
3.375% 11/15/19	2,131,000	2,297,963
1.000% 11/30/19	1,406,400	1,332,894
1.125% 12/31/19	1,093,000	1,041,424
1.375% 1/31/20	1,093,000	1,054,403
3.625% 2/15/20	2,461,000	2,685,518
1.250% 2/29/20	1,093,000	1,044,423
1.125% 3/31/20	729,000	690,258
1.125% 4/30/20	364,000	343,944
3.500% 5/15/20	2,300,000	2,491,704
1.875% 6/30/20	110,000	108,339
2.625% 8/15/20	2,929,000	3,012,065
2.125% 8/31/20	1,000,000	997,207
2.000% 9/30/20	2,850,000	2,816,268
1.750% 10/31/20	8,100,000	7,864,752
2.625% 11/15/20	1,822,000	1,868,991
2.000% 11/30/20	600,000	591,006
2.375% 12/31/20	14,800,000	14,915,480
2.125% 1/31/21(z)	10,050,000	9,951,757
2.000% 2/28/21	8,390,000	8,231,131
2.250% 3/31/21	1,765,000	1,758,519
3.125% 5/15/21	2,597,000	2,735,397
2.125% 8/15/21	2,004,000	1,969,458
2.000% 11/15/21	1,275,000	1,237,148
2.000% 2/15/22	2,004,000	1,937,598
1.750% 5/15/22	1,457,000	1,374,859
1.625% 8/15/22	1,257,000	1,168,814
1.625% 11/15/22	2,009,800	1,859,850
0.125% 1/15/23 TIPS	225,279	217,879
2.000% 2/15/23	2,350,000	2,234,795
1.750% 5/15/23	2,417,000	2,239,100
2.500% 8/15/23	1,750,000	1,725,015
2.750% 11/15/23	2,000,000	2,009,043
0.625% 1/15/24 TIPS	1,944,869	1,951,092

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.750% 2/15/24(z)	$2,897,900	$2,904,635

		291,287,503

Total Government Securities		512,023,123

Total Long-Term Debt Securities (109.8%) (Cost $750,049,462)		750,647,638

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Banks (0.3%)
Wells Fargo & Co.
7.500%	2,000	2,346,000

Total Convertible Preferred Stocks (0.3%) (Cost $2,000,000)		2,346,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.2%)
U.S. Treasury Bills
0.03%, 4/17/14	$2,400,000	2,399,965
0.03%, 4/24/14	1,400,000	1,399,969
0.06%, 8/21/14	3,000,000	2,999,261
United Mexican States Bills
0.00%, 6/12/14	MXN 60,676,000	461,636
0.00%, 6/26/14	128,000,000	972,606

Total Government Securities		8,233,437

Total Short-Term Investments (1.2%) (Cost $8,240,899)		8,233,437

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
Eurodollar
December 2014 @ $99.75*	377	21,206

Put Option Purchased (0.0%)
Eurodollar
December 2014 @ $98.63*	52	26,325

Total Options Purchased (0.0%) (Cost $64,379)		47,531

Total Investments Before Options Written and Securities Sold Short (111.3%) (Cost $760,354,740)		761,274,606

OPTIONS WRITTEN:
Put Options Written (0.0%)
10 Year U.S. Treasury Notes
May 2014 @ $121.00*	(3)	(609)
May 2014 @ $126.00*	(3)	(469)
Eurodollar
December 2014 @ $96.38*	(26)	(11,213)
December 2014 @ $99.00*	(377)	(9,425)

		(21,716)

Total Options Written (0.0%) (Premiums Received $52,874)		(21,716)

Total Investments before Securities Sold Short (111.3%) (Cost$760,301,866)		761,252,890

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-3.0%)
Federal Home Loan Mortgage Corp.
3.000%, 4/15/44 TBA	$(595,000)	$(573,408)
3.500%, 4/15/44 TBA	(600,000)	(602,953)
Federal National Mortgage Association
2.500%, 4/25/29 TBA	(600,000)	(599,437)
3.500%, 4/25/29 TBA	(700,000)	(733,633)
4.000%, 4/25/29 TBA	(500,000)	(528,789)
3.000%, 4/25/44 TBA	(810,000)	(781,966)
4.000%, 4/25/44 TBA	(3,000,000)	(3,118,359)
4.500%, 4/25/44 TBA	(10,400,000)	(11,095,500)
5.000%, 4/25/44 TBA	(400,000)	(436,219)
4.500%, 5/25/44 TBA	(100,000)	(106,348)
6.000%, 5/25/44 TBA	(1,000,000)	(1,113,594)
Government National Mortgage Association
4.500%, 4/15/44 TBA	(1,000,000)	(1,078,438)

Total Securities Sold Short (-3.0%) (Proceeds Received $20,781,183)		(20,768,644)

Total Investments after Options Written Options and Securities Sold Short (108.3%) (Cost $739,520,683)		740,484,246
Other Assets Less Liabilities (-8.3%)		(56,652,014)

Net Assets (100%)		$683,832,232

*	Non-income producing.

†	Securities (totaling $976 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $46,426,186 or 6.8% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $197,817.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security's governing documents.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2014, the market value of these securities amounted to $2,970,734 or 0.4% of net assets.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

ABS	—	Asset-Backed Security

AMBAC	—	Insured by American Municipal Bond Assurance Corp.

AUD	—	Australian Dollar

BRL	—	Brazilian Real

CHF	—	Swiss Franc

CMO	—	Collateralized Mortgage Obligation

EUR	—	European Currency Unit

GBP	—	British Pound

IO	—	Interest Only

MXN	—	Mexican Peso

PIK	—	Payment-in Kind Security

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
2 Year U.S. Treasury Notes	36	June-14	$7,913,598	$7,904,250	$(9,348)
3 Year Australia Bond	372	June-14	37,474,439	37,395,907	(78,532)
5 Year U.S. Treasury Notes	3	June-14	356,883	356,859	(24)
U.S. Long Bond	24	June-14	3,170,491	3,197,250	26,759

					$(61,145)

Sales
10 Year Australia Bond	124	June-14	$13,245,517	$13,287,744	$(42,227)
10 Year Japan Bond	1	June-14	1,402,506	1,401,153	1,353
10 Year U.S. Treasury Notes	102	June-14	12,676,361	12,597,000	79,361
90 Day Eurodollar	6	December-15	1,485,525	1,482,675	2,850
Euro-Bund	45	June-14	8,873,690	8,888,736	(15,046)
U.S. Long Bond	58	June-14	7,663,133	7,726,687	(63,554)
U.S. Ultra Bond	37	June-14	5,245,986	5,345,344	(99,358)

					(136,621)

					$(197,766)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 4/2/14	JPMorgan Chase Bank	818	$360,511	$346,610	$13,901
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	4,222	5,816,438	5,822,425	(5,987)
European Union Euro vs. U.S. Dollar, expiring 4/22/14	Goldman Sachs Group, Inc.	210	289,295	284,240	5,055
Mexican Peso vs. U.S. Dollar, expiring 5/14/14	Barclays Bank plc	9,632	735,365	730,865	4,500

					$17,469

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/2/14	Citibank N.A.	31,723	$28,539,629	$29,419,909	$(880,280)
Australian Dollar vs. U.S. Dollar, expiring 4/2/14	Citibank N.A.	84	76,573	77,902	(1,329)
Australian Dollar vs. U.S. Dollar, expiring 5/2/14	Bank of America	31,807	29,280,093	29,437,218	(157,125)
Brazilian Real vs. U.S. Dollar, expiring 4/2/14	Barclays Bank plc	818	349,348	360,511	(11,163)
Brazilian Real vs. U.S. Dollar, expiring 5/5/14	JPMorgan Chase Bank	818	343,936	357,422	(13,486)
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Barclays Bank plc	1,215	1,671,954	1,673,845	(1,891)
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Barclays Bank plc	2,931	4,066,009	4,037,892	28,117
European Union Euro vs. U.S. Dollar, expiring 4/2/14	JPMorgan Chase Bank	76	104,728	104,701	27
European Union Euro vs. U.S. Dollar, expiring 4/22/14	Barclays Bank plc	237	322,234	326,490	(4,256)
European Union Euro vs. U.S. Dollar, expiring 5/2/14	Bank of America	4,222	5,822,138	5,816,079	6,059
Japanese Yen vs. U.S. Dollar, expiring 5/13/14	Citibank N.A.	13,800	135,714	133,731	1,983
Mexican Peso vs. U.S. Dollar, expiring 6/12/14	Goldman Sachs Group, Inc.	6,398	487,613	487,346	267
Mexican Peso vs. U.S. Dollar, expiring 6/26/14	Morgan Stanley	21,703	1,650,635	1,651,405	(770)

					$(1,033,847)

					$(1,016,378)

Options Written:

Options written through the three months ended March 31, 2014 were as follows:

	Total	Total
	Number of	Premiums
	Contracts	Received
Options Outstanding - January 1, 2014	426	$44,304
Options Written	530	140,722
Options Terminated in Closing Purchase Transactions	(547)	(132,152)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2014	409	$52,874

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$18,507,383	$976	$18,508,359
Non-Agency CMO	—	34,325,122	405,610	34,730,732
Convertible Preferred Stocks
Financials	2,346,000	—	—	2,346,000
Corporate Bonds
Consumer Discretionary	—	9,489,779	—	9,489,779
Consumer Staples	—	13,493,832	—	13,493,832
Energy	—	15,644,093	—	15,644,093
Financials	—	91,715,410	—	91,715,410
Health Care	—	12,061,971	—	12,061,971
Industrials	—	7,623,770	—	7,623,770
Information Technology	—	9,214,366	—	9,214,366
Materials	—	6,387,567	—	6,387,567
Telecommunication Services	—	9,615,135	—	9,615,135
Utilities	—	10,139,501	—	10,139,501
Forward Currency Contracts	—	59,909	—	59,909
Futures	110,323	—	—	110,323
Government Securities
Agency ABS	—	2,909,145	—	2,909,145
Agency CMO	—	124,383,235	—	124,383,235
Foreign Governments	—	48,288,527	—	48,288,527
Municipal Bonds	—	16,432,666	—	16,432,666
Supranational	—	9,133,722	—	9,133,722
U.S. Government Agencies	—	19,588,325	—	19,588,325
U.S. Treasuries	—	291,287,503	—	291,287,503
Options Purchased
Call Options Purchased	21,206	—	—	21,206
Put Options Purchased	26,325	—	—	26,325
Short-Term Investments	—	8,233,437	—	8,233,437

Total Assets	$2,503,854	$758,534,398	$406,586	$761,444,838

Liabilities:
Forward Currency Contracts	$—	$(1,076,287)	$—	$(1,076,287)
Futures	(308,089)	—	—	(308,089)
Government Securities
Agency CMO	—	(20,768,644)	—	(20,768,644)
Options Written
Put Options Written	(21,716)	—	—	(21,716)

Total Liabilities	$(329,805)	$(21,844,931)	$—	$(22,174,736)

Total	$2,174,049	$736,689,467	$406,586	$739,270,102

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$571,799,836
Long-term U.S. government debt securities	350,424,860

$922,224,696

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$573,139,891
Long-term U.S. government debt securities	367,412,735

$940,552,626

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,338,766
Aggregate gross unrealized depreciation	(18,860,658)

Net unrealized appreciation	$478,108

Federal income tax cost of investments	$760,796,498

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.3%)
AGL Energy Ltd.	4,677	$65,868
ALS Ltd.	3,778	25,698
Alumina Ltd.*	23,455	26,009
Amcor Ltd.	10,554	101,760
AMP Ltd.	25,757	119,144
APA Group	6,581	39,251
Asciano Ltd.	7,632	36,823
ASX Ltd.	1,581	52,912
Aurizon Holdings Ltd.	17,277	82,541
Australia & New Zealand Banking Group Ltd.	24,028	738,456
Bank of Queensland Ltd.	2,434	29,072
Bendigo and Adelaide Bank Ltd.	3,990	42,207
BHP Billiton Ltd.	53,244	1,802,641
BHP Billiton Ltd. (ADR)	15,592	1,056,670
Boral Ltd.	7,581	39,754
Brambles Ltd.	13,623	117,061
Caltex Australia Ltd.	1,314	26,989
CFS Retail Property Trust Group (REIT)	20,372	35,718
Coca-Cola Amatil Ltd.	4,721	48,310
Cochlear Ltd.	530	28,029
Commonwealth Bank of Australia	13,959	1,004,836
Computershare Ltd.	4,643	52,136
Crown Resorts Ltd.	3,801	58,656
CSL Ltd.	4,305	277,814
Dexus Property Group (REIT)	37,629	36,997
Echo Entertainment Group Ltd.	7,243	16,468
Federation Centres Ltd. (REIT)	14,183	31,050
Flight Centre Travel Group Ltd.	584	28,447
Fortescue Metals Group Ltd.	13,057	63,960
Goodman Group (REIT)	14,416	63,265
GPT Group (REIT)	13,986	47,479
Harvey Norman Holdings Ltd.	5,804	17,775
Iluka Resources Ltd.	3,850	35,413
Incitec Pivot Ltd.	15,770	43,324
Insurance Australia Group Ltd.	18,874	97,682
Leighton Holdings Ltd.	1,510	29,576
Lend Lease Group	4,267	46,926
Macquarie Group Ltd.	2,524	136,136
Metcash Ltd.	8,915	21,663
Mirvac Group (REIT)	30,290	47,771
National Australia Bank Ltd.	20,517	676,193
Newcrest Mining Ltd.*	6,569	60,384
Orica Ltd.	3,035	61,620
Origin Energy Ltd.	9,606	127,369
Qantas Airways Ltd.*	9,940	10,205
QBE Insurance Group Ltd.	10,500	124,925
Ramsay Health Care Ltd.	1,200	53,581
REA Group Ltd.	348	15,741
Rio Tinto Ltd.	10,776	637,388
Santos Ltd.	8,457	105,933
Seek Ltd.	3,069	50,055
Sonic Healthcare Ltd.	3,562	57,080
SP AusNet	16,117	19,586
Stockland Corp., Ltd. (REIT)	21,500	74,801
Suncorp Group Ltd.	11,257	134,426
Sydney Airport	8,967	34,944
Tabcorp Holdings Ltd.	6,766	21,441
Tatts Group Ltd.	10,563	28,423
Telstra Corp., Ltd.	38,112	179,772
Toll Holdings Ltd.	5,143	24,818
Transurban Group	12,050	81,156
Treasury Wine Estates Ltd.	6,195	20,291
Wesfarmers Ltd.	9,810	374,928
Westfield Group (REIT)	17,394	165,418
Westfield Retail Trust (REIT)	26,412	73,008
Westpac Banking Corp	27,179	871,659
Woodside Petroleum Ltd.	5,769	208,840
Woolworths Ltd.	10,905	361,393
WorleyParsons Ltd.	1,998	28,067

		11,355,732

Austria (1.0%)
Andritz AG	578	35,750
Conwert Immobilien Invest SE*	44,205	585,190
Erste Group Bank AG	31,989	1,094,971
Immofinanz AG*	7,346	34,356
OMV AG	1,237	56,180
Raiffeisen Bank International AG	1,024	34,216
Schoeller-Bleckmann Oilfield Equipment AG	12,860	1,504,457
Telekom Austria AG	1,808	17,940
Vienna Insurance Group AG Wiener Versicherung Gruppe	350	17,285
Voestalpine AG	921	40,595

		3,420,940

Belgium (0.6%)
Ageas	2,009	89,595
Anheuser-Busch InBev N.V.	13,418	1,410,356
Belgacom S.A.	1,410	44,251
Colruyt S.A.	601	33,179
Delhaize Group S.A.	957	70,128
Groupe Bruxelles Lambert S.A.	671	67,046
KBC Groep N.V.	2,128	131,135
Solvay S.A.	514	80,789
Telenet Group Holding N.V.	502	30,938
UCB S.A.	905	72,564
Umicore S.A.	903	46,100

		2,076,081

Bermuda (0.5%)
Everest Reinsurance Group Ltd.	9,966	1,525,296
Seadrill Ltd.	3,285	115,961

		1,641,257

Brazil (0.4%)
Banco Bradesco S.A. (ADR)	48,139	658,060
Banco do Brasil S.A.	69,100	691,000

		1,349,060

Canada (1.7%)
Canadian Pacific Railway Ltd.	16,233	2,432,380
Dollarama, Inc.	16,318	1,243,150
Imax Corp.*	23,558	643,840
Novadaq Technologies, Inc.*	42,508	947,078
Rogers Communications, Inc., Class B	13,824	572,867

		5,839,315

China (2.5%)
Anhui Conch Cement Co., Ltd., Class H	241,000	1,034,218
Anton Oilfield Services Group/Hong Kong	880,000	559,400
Baidu, Inc. (ADR)*	7,826	1,192,526
China Construction Bank Corp., Class H	524,000	367,118

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
China Oilfield Services Ltd., Class H	523,500	$1,235,485
China Shipping Container Lines Co., Ltd., Class H*	1,987,000	453,728
CNOOC Ltd.	237,000	358,258
Daphne International Holdings Ltd.	382,100	156,015
Industrial & Commercial Bank of China Ltd., Class H	1,371,135	843,845
Mindray Medical International Ltd. (ADR)	24,594	795,862
Ping An Insurance Group Co. of China Ltd., Class H	38,500	319,483
Qunar Cayman Islands Ltd. (ADR)*	6,868	210,092
Weichai Power Co., Ltd., Class H	255,080	974,209
Yangzijiang Shipbuilding Holdings Ltd.	16,182	13,918

		8,514,157

Colombia (0.2%)
Bancolombia S.A. (ADR)	13,985	789,873

Czech Republic (0.2%)
Komercni Banka A/S	2,893	690,993

Denmark (0.9%)
A. P. Moller - Maersk A/S, Class A	4	46,236
A. P. Moller - Maersk A/S, Class B	11	132,246
Carlsberg A/S, Class B	936	93,273
Coloplast A/S, Class B	933	75,601
Danske Bank A/S	5,736	159,948
DSV A/S	1,443	46,628
Novo Nordisk A/S, Class B	51,449	2,347,079
Novozymes A/S, Class B	1,962	86,389
TDC A/S	6,880	63,588
Tryg A/S	223	22,052
William Demant Holding A/S*	233	19,960

		3,093,000

Finland (0.3%)
Elisa Oyj*	1,419	40,862
Fortum Oyj	3,884	88,298
Kone Oyj, Class B	2,726	114,484
Metso Oyj	1,241	40,561
Neste Oil Oyj	1,168	23,813
Nokia Oyj*	32,778	241,337
Nokian Renkaat Oyj	1,053	42,673
Orion Oyj, Class B	887	26,799
Pohjola Bank plc, Class A	1,307	29,096
Sampo Oyj, Class A	3,781	196,440
Stora Enso Oyj, Class R	4,992	53,472
UPM-Kymmene Oyj	4,422	75,724
Wartsila Oyj	1,523	82,991

		1,056,550

France (6.5%)
Accor S.A.	11,715	600,518
Aeroports de Paris S.A.	284	35,430
Air Liquide S.A.	2,729	370,163
Airbus Group N.V.	5,094	365,312
Alcatel-Lucent*	23,253	91,879
Alstom S.A.	1,798	49,174
Arkema S.A.	524	59,437
AtoS	562	50,855
AXA S.A.	15,703	408,854
BNP Paribas S.A.	14,714	1,137,485
Bouygues S.A.	1,540	64,365
Bureau Veritas S.A.	1,845	56,554
Cap Gemini S.A.	1,199	90,907
Carrefour S.A.	5,276	204,450
Casino Guichard Perrachon S.A.	539	64,248
CGG S.A.*	1,486	23,870
Christian Dior S.A.	477	91,959
Cie de Saint-Gobain S.A.	3,552	215,049
Cie Generale des Etablissements Michelin	1,598	200,169
CNP Assurances S.A.	1,397	29,604
Credit Agricole S.A.*	8,738	137,999
Danone S.A.	5,006	354,090
Dassault Systemes S.A.	532	62,357
Edenred	1,647	51,724
EDF S.A.	2,255	89,302
Essilor International S.A.	5,329	538,487
Eurazeo S.A.	270	24,291
Eutelsat Communications S.A.	1,400	47,581
Fonciere des Regions (REIT)	287	26,580
GDF Suez S.A.	11,617	318,329
Gecina S.A. (REIT)	211	28,066
Groupe Eurotunnel S.A. (Registered)	5,257	67,166
Groupe Fnac*	92	4,761
ICADE (REIT)	345	34,165
Iliad S.A.	212	61,171
Imerys S.A.	4,306	382,795
J.C. Decaux S.A.	594	26,013
Kering	2,849	581,893
Klepierre S.A. (REIT)	975	43,665
Lafarge S.A.	6,902	541,014
Lagardere S.C.A.	1,020	40,544
Legrand S.A.	2,236	139,049
L'Oreal S.A.	2,117	349,253
LVMH Moet Hennessy Louis Vuitton S.A.	5,518	1,004,508
Natixis S.A.	7,300	53,652
Orange S.A.	16,229	239,992
Pernod-Ricard S.A.	4,788	557,827
Publicis Groupe S.A.	1,562	141,273
Remy Cointreau S.A.	253	20,323
Renault S.A.	1,682	163,874
Rexel S.A.	1,868	49,038
Safran S.A.	26,257	1,820,990
Sanofi S.A.	17,940	1,874,731
Schneider Electric S.A.	10,915	970,413
SCOR SE	1,231	43,134
Societe BIC S.A.	290	38,109
Societe Generale S.A.	23,877	1,473,955
Sodexo S.A.	9,284	974,658
Suez Environnement Co. S.A.	2,227	45,245
Technip S.A.	6,069	626,617
Thales S.A.	732	48,597
Total S.A.	18,644	1,224,537
Unibail-Rodamco SE (REIT)	846	219,972
Valeo S.A.	620	87,455
Vallourec S.A.	854	46,424
Veolia Environnement S.A.	3,088	61,240
Vinci S.A.	4,114	306,547
Vivendi S.A.	10,438	291,187
Wendel S.A.	258	40,137
Zodiac Aerospace	41,010	1,448,863

		22,033,875

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (5.6%)
Adidas AG	17,822	$1,930,783
Allianz SE (Registered)	7,799	1,318,025
Axel Springer SE	356	22,802
BASF SE	7,952	883,759
Bayer AG (Registered)	12,035	1,627,574
Bayerische Motoren Werke (BMW) AG	13,095	1,653,013
Bayerische Motoren Werke (BMW) AG (Preference)	529	50,002
Beiersdorf AG	870	84,847
Brenntag AG	443	82,264
Celesio AG	296	10,116
Commerzbank AG*	8,464	155,723
Continental AG	978	234,355
Daimler AG (Registered)	8,424	796,110
Deutsche Bank AG (Registered)	8,926	399,267
Deutsche Boerse AG	1,688	134,328
Deutsche Lufthansa AG (Registered)*	2,144	56,159
Deutsche Post AG (Registered)	7,937	294,833
Deutsche Telekom AG (Registered)	25,116	406,243
Deutsche Wohnen AG	2,608	55,946
E.ON SE	15,765	308,161
Fraport AG Frankfurt Airport Services Worldwide	341	25,502
Fresenius Medical Care AG & Co. KGaA	7,404	516,554
Fresenius SE & Co. KGaA	1,093	171,033
Fuchs Petrolub SE (Preference)	339	34,004
GEA Group AG	1,711	78,195
Hannover Rueck SE	570	50,979
HeidelbergCement AG	1,230	105,399
Henkel AG & Co. KGaA	1,136	114,192
Henkel AG & Co. KGaA (Preference)	4,970	534,903
Hochtief AG	288	26,168
Hugo Boss AG	304	40,487
Infineon Technologies AG	9,452	112,776
K+S AG (Registered)	1,682	55,247
Kabel Deutschland Holding AG	216	29,687
Lanxess AG	662	49,940
Linde AG	3,674	735,411
MAN SE	341	43,453
Merck KGaA	565	95,136
Metro AG	1,193	48,742
Muenchener Rueckversicherungs AG (Registered)	1,570	342,993
OSRAM Licht AG*	766	49,748
Porsche Automobil Holding SE (Preference)	1,339	137,508
ProSiebenSat.1 Media AG (Registered)	1,826	83,743
RWE AG	4,282	173,740
SAP AG	18,395	1,488,960
Siemens AG (Registered)	6,865	923,878
Sky Deutschland AG*	3,415	29,449
Suedzucker AG	789	22,499
Telefonica Deutschland Holding AG	2,653	21,146
ThyssenKrupp AG*	3,864	103,731
United Internet AG (Registered)	1,020	47,891
Volkswagen AG	244	61,845
Volkswagen AG (Preference)	4,148	1,074,726
Wirecard AG	26,103	1,085,088

		19,019,063

Hong Kong (1.7%)
AIA Group Ltd.	342,327	1,626,447
ASM Pacific Technology Ltd.	2,300	22,328
Bank of East Asia Ltd.	11,847	46,415
Belle International Holdings Ltd.	133,000	132,707
BOC Hong Kong Holdings Ltd.	32,500	92,786
Cathay Pacific Airways Ltd.	11,000	20,525
Cheung Kong Holdings Ltd.	69,000	1,146,511
Cheung Kong Infrastructure Holdings Ltd.	6,000	38,488
China Overseas Land & Investment Ltd.	84,000	217,920
CLP Holdings Ltd.	15,500	117,231
First Pacific Co., Ltd.	23,000	22,941
Galaxy Entertainment Group Ltd.*	18,000	157,203
Hang Lung Properties Ltd.	159,000	457,521
Hang Seng Bank Ltd.	6,700	106,884
Henderson Land Development Co., Ltd.	9,800	57,356
HKT Trust and HKT Ltd.	20,000	21,125
Hong Kong & China Gas Co., Ltd.	50,014	109,279
Hong Kong Exchanges and Clearing Ltd.	9,600	145,638
Hopewell Holdings Ltd.	5,500	18,940
Hutchison Whampoa Ltd.	19,000	252,236
Hysan Development Co., Ltd.	5,448	23,746
Kerry Properties Ltd.	6,000	20,000
Li & Fung Ltd.	48,000	71,159
Link REIT (REIT)	19,813	97,503
MTR Corp., Ltd.	11,089	41,147
New World Development Co., Ltd.	36,212	36,440
Noble Group Ltd.	39,454	37,334
NWS Holdings Ltd.	12,947	21,837
PCCW Ltd.	43,974	22,085
Power Assets Holdings Ltd.	12,000	104,249
Shangri-La Asia Ltd.	15,166	24,907
Sino Land Co., Ltd.	27,910	41,045
SJM Holdings Ltd.	16,000	45,148
Sun Hung Kai Properties Ltd.	14,000	171,664
Swire Pacific Ltd., Class A	5,500	64,206
Swire Properties Ltd.	11,600	33,159
Wharf Holdings Ltd.	13,000	83,227
Wheelock & Co., Ltd.	7,000	27,407
Yue Yuen Industrial Holdings Ltd.	7,000	22,839

		5,799,583

India (1.1%)
HDFC Bank Ltd. (ADR)	8,200	336,446
ICICI Bank Ltd. (ADR)	32,555	1,425,909
Tata Motors Ltd. (ADR)	32,143	1,138,184
Yes Bank Ltd.	145,798	1,014,618

		3,915,157

Indonesia (0.1%)
PT Astra International Tbk	393,500	257,638

Ireland (1.6%)
Bank of Ireland*	194,753	82,818
Covidien plc	8,003	589,501
CRH plc	6,417	179,545
Experian plc	8,835	159,361

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ICON plc*	36,972	$1,758,019
James Hardie Industries plc (CDI)	4,007	53,291
Kerry Group plc, Class A	1,288	97,867
Shire plc	53,084	2,612,105

		5,532,507

Israel (0.3%)
Bank Hapoalim B.M	9,964	56,850
Bank Leumi Le-Israel B.M.*	11,649	45,482
Bezeq Israeli Telecommunication Corp., Ltd.	17,050	30,361
Delek Group Ltd.	39	15,576
Israel Chemicals Ltd.	4,337	37,912
Israel Corp., Ltd.*	25	13,948
Mizrahi Tefahot Bank Ltd.	1,371	18,758
NICE Systems Ltd.	534	23,807
Teva Pharmaceutical Industries Ltd.	7,507	395,872
Teva Pharmaceutical Industries Ltd. (ADR)	9,250	488,770

		1,127,336

Italy (1.2%)
Assicurazioni Generali S.p.A.	10,220	228,065
Atlantia S.p.A.	3,161	81,391
Azimut Holding S.p.A.	12,073	430,668
Banca Monte dei Paschi di Siena S.p.A.*	64,730	23,625
Banco Popolare SC*	2,988	65,130
Enel Green Power S.p.A.	13,119	36,869
Enel S.p.A.	57,614	326,458
Eni S.p.A.	22,275	559,384
Exor S.p.A.	694	31,188
Fiat S.p.A.*	7,032	81,841
Finmeccanica S.p.A.*	3,874	38,375
Intesa Sanpaolo S.p.A.	101,760	345,563
Luxottica Group S.p.A.	17,951	1,038,032
Mediobanca S.p.A.*	3,862	44,239
Pirelli & C. S.p.A.	2,203	34,614
Prysmian S.p.A.	1,870	46,664
Saipem S.p.A.	2,135	52,165
Snam S.p.A.	17,569	102,932
Telecom Italia S.p.A.	85,302	100,707
Telecom Italia S.p.A. (RNC)	56,219	52,658
Terna Rete Elettrica Nazionale S.p.A.	12,294	65,882
UniCredit S.p.A.	38,006	347,913
Unione di Banche Italiane S.c.p.A.	7,861	74,229
UnipolSai S.p.A.*	8,041	30,846

		4,239,438

Japan (11.7%)
ABC-Mart, Inc.	300	13,001
Acom Co., Ltd.*	4,100	13,084
Advantest Corp.	1,300	13,981
Aeon Co., Ltd.	5,100	57,419
AEON Financial Service Co., Ltd.	900	20,258
Aeon Mall Co., Ltd.	1,060	27,199
Air Water, Inc.	1,000	13,815
Aisin Seiki Co., Ltd.	1,600	57,629
Ajinomoto Co., Inc.	5,000	71,625
Alfresa Holdings Corp.	400	26,033
Amada Co., Ltd.	3,000	21,064
ANA Holdings, Inc.	12,000	25,984
Aozora Bank Ltd.	11,000	31,307
Asahi Glass Co., Ltd.	8,000	46,309
Asahi Group Holdings Ltd.	3,400	95,378
Asahi Kasei Corp.	11,000	74,682
Asics Corp.	1,600	31,387
Astellas Pharma, Inc.	67,000	793,716
Bank of Kyoto Ltd.	2,000	16,490
Bank of Yokohama Ltd.	10,000	49,845
Benesse Holdings, Inc.	700	26,713
Bridgestone Corp.	5,700	201,860
Brother Industries Ltd.	2,200	30,866
Calbee, Inc.	800	18,880
Canon, Inc.	9,900	306,386
Casio Computer Co., Ltd.	2,000	23,621
Central Japan Railway Co.	1,300	152,327
Chiba Bank Ltd.	6,000	36,931
Chiyoda Corp.	1,000	12,994
Chubu Electric Power Co., Inc.*	5,500	64,619
Chugai Pharmaceutical Co., Ltd.	1,800	45,898
Chugoku Bank Ltd.	1,000	13,321
Chugoku Electric Power Co., Inc.	2,700	37,568
Citizen Holdings Co., Ltd.	2,100	15,779
Coca-Cola West Co., Ltd.	500	8,716
Credit Saison Co., Ltd.	1,500	29,790
Dai Nippon Printing Co., Ltd.	5,000	47,854
Daicel Corp.	3,000	24,776
Daido Steel Co., Ltd.	3,000	14,968
Daihatsu Motor Co., Ltd.	2,000	35,280
Dai-ichi Life Insurance Co., Ltd.	7,600	110,232
Daiichi Sankyo Co., Ltd.	5,900	99,243
Daikin Industries Ltd.	8,300	464,151
Dainippon Sumitomo Pharma Co., Ltd.	1,500	23,797
Daito Trust Construction Co., Ltd.	600	55,438
Daiwa House Industry Co., Ltd.	5,000	84,649
Daiwa Securities Group, Inc.	14,000	121,594
DeNA Co., Ltd.	1,000	18,033
Denso Corp.	43,800	2,096,972
Dentsu, Inc.	1,783	67,524
Don Quijote Holdings Co., Ltd..	400	20,631
East Japan Railway Co.	10,005	736,614
Eisai Co., Ltd.	2,200	85,567
Electric Power Development Co., Ltd.	800	22,566
FamilyMart Co., Ltd.	500	21,948
FANUC Corp.	4,900	862,756
Fast Retailing Co., Ltd.	500	181,007
Fuji Electric Co., Ltd.	6,000	26,738
Fuji Heavy Industries Ltd.	5,200	140,384
Fujifilm Holdings Corp.	4,000	107,208
Fujitsu Ltd.	15,000	90,546
Fukuoka Financial Group, Inc.	5,000	20,516
Gree, Inc.	1,100	12,120
GungHo Online Entertainment, Inc.	2,600	14,158
Gunma Bank Ltd.	4,000	21,759
Hachijuni Bank Ltd.	4,000	22,695
Hakuhodo DY Holdings, Inc.	2,600	18,101
Hamamatsu Photonics KK	700	31,696
Hankyu Hanshin Holdings, Inc.	9,000	48,965
Hino Motors Ltd.	2,000	29,607
Hirose Electric Co., Ltd.	300	41,154
Hiroshima Bank Ltd.	3,000	12,582
Hisamitsu Pharmaceutical Co., Inc.	600	27,060
Hitachi Chemical Co., Ltd.	1,200	16,309

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Construction Machinery Co., Ltd.	1,000	$19,233
Hitachi High-Technologies Corp.	700	16,275
Hitachi Ltd.	183,000	1,348,069
Hitachi Metals Ltd.	2,000	28,401
Hokkaido Electric Power Co., Inc.*	1,200	10,131
Hokuhoku Financial Group, Inc.	11,000	21,082
Hokuriku Electric Power Co.	1,500	19,508
Honda Motor Co., Ltd.	35,600	1,251,729
Hoya Corp.	3,800	118,807
Hulic Co., Ltd.	2,000	27,323
Ibiden Co., Ltd.	1,000	19,659
Idemitsu Kosan Co., Ltd.	800	16,474
IHI Corp.	10,000	41,982
Iida Group Holdings Co., Ltd.	1,000	13,899
INPEX Corp.	7,700	99,723
Isetan Mitsukoshi Holdings Ltd.	2,900	36,072
Isuzu Motors Ltd.	10,000	57,877
ITOCHU Corp.	13,200	153,980
ITOCHU Techno-Solutions Corp.	300	12,675
Iyo Bank Ltd.	2,000	19,088
J. Front Retailing Co., Ltd.	5,000	34,666
Japan Airlines Co., Ltd.	564	27,726
Japan Exchange Group, Inc.	2,000	48,692
Japan Petroleum Exploration Co.	100	3,322
Japan Prime Realty Investment Corp. (REIT)	8	25,868
Japan Real Estate Investment Corp. (REIT)	10	50,153
Japan Retail Fund Investment Corp. (REIT)	19	37,379
Japan Steel Works Ltd.	3,000	13,435
Japan Tobacco, Inc.	27,300	856,027
JFE Holdings, Inc.	4,300	80,862
JGC Corp.	2,000	69,482
Joyo Bank Ltd.	6,000	29,871
JSR Corp.	1,800	33,309
JTEKT Corp.	2,000	29,662
JX Holdings, Inc.	19,644	94,439
Kajima Corp.	8,000	28,004
Kakaku.com, Inc.	1,100	17,854
Kamigumi Co., Ltd.	2,000	19,527
Kaneka Corp.	3,000	18,174
Kansai Electric Power Co., Inc.*	5,900	60,479
Kansai Paint Co., Ltd.	2,000	28,555
Kao Corp.	4,600	162,778
Kawasaki Heavy Industries Ltd.	13,000	47,796
KDDI Corp.	4,700	273,507
Keikyu Corp.	4,000	33,686
Keio Corp.	4,000	27,839
Keisei Electric Railway Co., Ltd.	2,000	17,327
Keyence Corp.	2,530	1,040,831
Kikkoman Corp.	1,000	18,838
Kinden Corp.	1,000	9,665
Kintetsu Corp.	16,000	56,855
Kirin Holdings Co., Ltd.	8,000	111,208
Kobe Steel Ltd.	24,000	32,015
Koito Manufacturing Co., Ltd.	1,000	16,895
Komatsu Ltd.	36,700	758,972
Konami Corp.	900	20,841
Konica Minolta, Inc.	3,500	32,598
Kubota Corp.	44,500	594,486
Kuraray Co., Ltd.	3,200	36,541
Kurita Water Industries Ltd.	1,100	23,830
Kyocera Corp.	2,900	130,552
Kyowa Hakko Kirin Co., Ltd.	2,000	21,290
Kyushu Electric Power Co., Inc.	3,900	47,635
Lawson, Inc.	600	42,411
LIXIL Group Corp.	2,100	57,811
M3, Inc.	1,400	22,956
Mabuchi Motor Co., Ltd.	300	19,611
Makita Corp.	7,700	425,151
Marubeni Corp.	14,000	93,850
Marui Group Co., Ltd.	1,900	16,401
Maruichi Steel Tube Ltd.	400	10,328
Mazda Motor Corp.	24,000	106,280
McDonald's Holdings Co. Japan Ltd.	600	16,129
Medipal Holdings Corp.	1,300	19,848
MEIJI Holdings Co., Ltd.	582	36,669
Miraca Holdings, Inc.	500	21,866
Mitsubishi Chemical Holdings Corp.	11,000	45,677
Mitsubishi Corp.	33,700	624,940
Mitsubishi Electric Corp.	17,000	190,878
Mitsubishi Estate Co., Ltd.	11,000	261,778
Mitsubishi Gas Chemical Co., Inc.	3,000	16,887
Mitsubishi Heavy Industries Ltd.	27,000	157,160
Mitsubishi Logistics Corp.	1,000	13,895
Mitsubishi Materials Corp.	10,000	28,579
Mitsubishi Motors Corp.	5,400	56,419
Mitsubishi Tanabe Pharma Corp.	2,200	30,718
Mitsubishi UFJ Financial Group, Inc.	111,600	612,201
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,600	27,383
Mitsui & Co., Ltd.	15,200	214,512
Mitsui Chemicals, Inc.	8,000	19,589
Mitsui Fudosan Co., Ltd.	7,000	213,099
Mitsui O.S.K. Lines Ltd.	8,000	31,122
Mizuho Financial Group, Inc.	201,050	396,682
MS&AD Insurance Group Holdings, Inc.	4,438	101,482
Murata Manufacturing Co., Ltd.	1,800	169,395
Nabtesco Corp.	1,100	25,406
Namco Bandai Holdings, Inc.	1,700	40,149
NEC Corp.	21,000	64,397
Nexon Co., Ltd.	1,300	10,935
NGK Insulators Ltd.	3,000	62,386
NGK Spark Plug Co., Ltd.	2,000	44,855
NHK Spring Co., Ltd.	1,700	15,729
Nidec Corp.	8,200	497,881
Nikon Corp.	2,700	43,403
Nintendo Co., Ltd.	900	107,198
Nippon Building Fund, Inc. (REIT)	12	62,624
Nippon Electric Glass Co., Ltd.	4,000	20,555
Nippon Express Co., Ltd.	7,000	34,205
Nippon Meat Packers, Inc.	1,000	14,935
Nippon Paint Co., Ltd.	1,000	15,123
Nippon Prologis REIT, Inc. (REIT)	10	20,158
Nippon Steel & Sumitomo Metal Corp.	383,595	1,045,893
Nippon Telegraph & Telephone Corp.	3,292	178,936
Nippon Yusen KK	13,000	37,967

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nishi-Nippon City Bank Ltd.	6,000	$13,459
Nissan Motor Co., Ltd.	21,800	194,018
Nisshin Seifun Group, Inc.	2,200	24,148
Nissin Foods Holdings Co., Ltd.	500	22,525
Nitori Holdings Co., Ltd.	700	30,308
Nitto Denko Corp.	7,800	375,638
NKSJ Holdings, Inc.	2,823	72,419
NOK Corp.	900	14,682
Nomura Holdings, Inc.	31,800	203,641
Nomura Real Estate Holdings, Inc.	900	17,144
Nomura Research Institute Ltd.	900	28,370
NSK Ltd.	4,000	41,079
NTT Data Corp.	1,000	38,827
NTT DOCOMO, Inc.	13,600	214,194
NTT Urban Development Corp.	900	8,456
Obayashi Corp.	5,000	28,147
Odakyu Electric Railway Co., Ltd.	5,000	43,254
Oji Holdings Corp.	8,000	35,761
Olympus Corp.*	1,900	61,195
Omron Corp.	1,800	74,084
Ono Pharmaceutical Co., Ltd.	700	60,930
Oracle Corp. Japan	300	13,567
Oriental Land Co., Ltd.	400	60,773
ORIX Corp.	10,900	153,092
Osaka Gas Co., Ltd.	15,000	56,749
Otsuka Corp.	100	13,052
Otsuka Holdings Co., Ltd.	3,200	95,537
Panasonic Corp.	19,300	220,180
Park24 Co., Ltd.	1,100	20,880
Rakuten, Inc.	112,800	1,502,233
Resona Holdings, Inc.	18,157	87,643
Ricoh Co., Ltd.	6,000	69,517
Rinnai Corp.	300	26,312
Rohm Co., Ltd.	900	40,087
Sankyo Co., Ltd.	300	12,610
Sanrio Co., Ltd.	300	10,098
Santen Pharmaceutical Co., Ltd.	700	31,004
SBI Holdings, Inc.	2,130	25,616
Secom Co., Ltd.	23,800	1,369,586
Sega Sammy Holdings, Inc.	1,400	31,293
Seiko Epson Corp.	1,100	34,427
Sekisui Chemical Co., Ltd.	4,000	41,506
Sekisui House Ltd.	5,000	61,951
Seven & I Holdings Co., Ltd.	6,600	251,732
Seven Bank Ltd.	5,800	22,718
Sharp Corp.*	13,000	39,476
Shikoku Electric Power Co., Inc.*	1,600	21,676
Shimadzu Corp.	2,000	17,756
Shimamura Co., Ltd.	200	17,283
Shimano, Inc.	600	60,240
Shimizu Corp.	5,000	25,858
Shin-Etsu Chemical Co., Ltd.	12,500	713,414
Shinsei Bank Ltd.	12,000	23,544
Shionogi & Co., Ltd.	2,400	44,399
Shiseido Co., Ltd.	3,400	59,736
Shizuoka Bank Ltd.	5,000	48,733
Showa Denko KK	13,000	18,367
Showa Shell Sekiyu KK	1,500	13,387
SMC Corp.	2,900	763,067
SoftBank Corp.	8,400	633,523
Sojitz Corp.	11,200	19,059
Sony Corp.	8,900	169,662
Sony Financial Holdings, Inc.	1,200	19,625
Stanley Electric Co., Ltd.	1,300	28,787
Start Today Co., Ltd.	51,400	1,314,098
Sumco Corp.	1,000	7,750
Sumitomo Chemical Co., Ltd.	14,000	51,563
Sumitomo Corp.	44,100	560,466
Sumitomo Electric Industries Ltd.	6,600	98,055
Sumitomo Heavy Industries Ltd.	5,000	20,396
Sumitomo Metal Mining Co., Ltd.	5,000	62,668
Sumitomo Mitsui Financial Group, Inc.	11,184	476,735
Sumitomo Mitsui Trust Holdings, Inc.	28,070	126,577
Sumitomo Realty & Development Co., Ltd.	3,000	117,237
Sumitomo Rubber Industries Ltd.	1,500	19,159
Suntory Beverage & Food Ltd.	1,200	41,301
Suruga Bank Ltd.	2,000	35,152
Suzuken Co., Ltd.	700	27,052
Suzuki Motor Corp.	3,000	78,152
Sysmex Corp.	1,400	44,918
T&D Holdings, Inc.	4,900	58,156
Taiheiyo Cement Corp.	9,000	32,386
Taisei Corp.	7,000	31,204
Taisho Pharmaceutical Holdings Co., Ltd.	200	16,172
Taiyo Nippon Sanso Corp.	2,000	15,697
Takashimaya Co., Ltd.	2,000	18,733
Takeda Pharmaceutical Co., Ltd.	6,900	326,654
TDK Corp.	900	37,515
Teijin Ltd.	8,000	19,806
Terumo Corp.	2,600	56,682
THK Co., Ltd.	1,100	24,638
Tobu Railway Co., Ltd.	8,000	38,643
Toho Co., Ltd.	1,100	22,154
Toho Gas Co., Ltd.	4,000	21,763
Tohoku Electric Power Co., Inc.	4,200	43,202
Tokio Marine Holdings, Inc.	6,100	182,880
Tokyo Electric Power Co., Inc.*	12,100	48,928
Tokyo Electron Ltd.	1,500	92,093
Tokyo Gas Co., Ltd.	21,000	106,477
Tokyo Tatemono Co., Ltd.	4,000	34,227
Tokyu Corp.	9,000	55,310
Tokyu Fudosan Holdings Corp.	5,000	37,215
TonenGeneral Sekiyu KK	2,000	17,630
Toppan Printing Co., Ltd.	4,000	28,604
Toray Industries, Inc.	12,000	79,203
Toshiba Corp.	35,000	147,936
TOTO Ltd.	2,000	27,682
Toyo Seikan Group Holdings Ltd.	1,400	22,695
Toyo Suisan Kaisha Ltd.	1,000	33,335
Toyoda Gosei Co., Ltd.	700	13,408
Toyota Boshoku Corp.	700	7,088
Toyota Industries Corp.	1,500	71,930
Toyota Motor Corp.	42,100	2,369,336
Toyota Tsusho Corp.	2,000	50,687
Trend Micro, Inc.	1,000	30,914
Tsumura & Co.	300	7,226
Ube Industries Ltd.	9,000	16,530
Unicharm Corp.	1,000	53,539
United Urban Investment Corp. (REIT)	22	32,297
USS Co., Ltd.	2,000	28,032
West Japan Railway Co.	1,400	57,072
Yahoo! Japan Corp.	55,100	269,593

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Yakult Honsha Co., Ltd.	800	$40,100
Yamada Denki Co., Ltd.	8,800	29,291
Yamaguchi Financial Group, Inc.	1,000	8,990
Yamaha Corp.	1,300	16,713
Yamaha Motor Co., Ltd.	2,100	33,397
Yamato Holdings Co., Ltd.	3,200	68,894
Yamato Kogyo Co., Ltd.	200	6,256
Yamazaki Baking Co., Ltd.	1,000	11,825
Yaskawa Electric Corp.	2,000	27,586
Yokogawa Electric Corp.	1,600	25,795
Yokohama Rubber Co., Ltd.	1,000	9,382

		39,940,387

Luxembourg (0.1%)
ArcelorMittal S.A.	8,741	141,607
Millicom International Cellular S.A. (SDR)	607	61,796
RTL Group S.A.	304	34,636
SES S.A. (FDR)	2,617	97,713
Tenaris S.A.	4,130	91,393

		427,145

Macau (0.7%)
MGM China Holdings Ltd.	8,400	29,649
Sands China Ltd.	297,333	2,232,548
Wynn Macau Ltd.	14,400	59,951

		2,322,148

Mexico (0.3%)
Alsea SAB de C.V.	318,196	1,157,697
Fresnillo plc	1,678	23,624

		1,181,321

Netherlands (4.8%)
Aegon N.V.	15,560	143,132
Akzo Nobel N.V.	8,323	681,941
ASML Holding N.V.	33,779	3,127,299
CNH Industrial N.V.*	8,350	96,213
Core Laboratories N.V.	13,680	2,714,659
Corio N.V. (REIT)	641	29,315
Delta Lloyd N.V.	1,755	48,708
Fugro N.V. (CVA)	553	34,045
Gemalto N.V.	681	79,470
Heineken Holding N.V.	826	53,347
Heineken N.V.	2,016	140,482
ING Groep N.V. (CVA)*	71,273	1,012,974
Koninklijke (Royal) KPN N.V.*	27,836	98,501
Koninklijke Ahold N.V.	8,142	163,657
Koninklijke Boskalis Westminster N.V.	557	30,710
Koninklijke DSM N.V.	1,349	92,652
Koninklijke Philips N.V.	8,295	291,815
Koninklijke Vopak N.V.	671	37,494
OCI*	879	39,910
QIAGEN N.V.*	2,217	46,497
Randstad Holding N.V.	1,136	66,666
Reed Elsevier N.V.	6,058	131,094
Royal Dutch Shell plc (BATS Europe Exchange), Class A	59,715	2,181,759
Royal Dutch Shell plc (Euro Comp Exchange), Class A	33,479	1,223,767
Royal Dutch Shell plc, Class B	21,575	841,713
Sensata Technologies Holding N.V.*	31,863	1,358,638
TNT Express N.V.	3,305	32,553
Unilever N.V. (CVA)	14,264	586,498
Wolters Kluwer N.V.	2,563	72,391
Yandex N.V., Class A*	25,864	780,834
Ziggo N.V.	1,310	58,222

		16,296,956

New Zealand (0.0%)
Auckland International Airport Ltd.	10,172	33,635
Contact Energy Ltd.	3,894	17,984
Fletcher Building Ltd.	6,502	53,810
Ryman Healthcare Ltd.	2,579	19,647
Telecom Corp. of New Zealand Ltd.	17,025	36,055

		161,131

Norway (1.3%)
Aker Solutions ASA	1,572	24,480
DNB ASA	105,481	1,835,634
Gjensidige Forsikring ASA	1,904	38,727
Norsk Hydro ASA	151,429	756,277
Orkla ASA	6,116	52,139
Statoil ASA	9,768	275,897
Statoil ASA (ADR)	44,448	1,254,323
Telenor ASA	6,142	136,104
Yara International ASA	1,565	69,133

		4,442,714

Philippines (0.1%)
Puregold Price Club, Inc.	309,400	304,364

Portugal (0.1%)
Banco Espirito Santo S.A.
(Registered)*	16,313	30,635
EDP - Energias de Portugal S.A.	18,569	86,347
Galp Energia SGPS S.A., Class B	2,763	47,771
Jeronimo Martins SGPS S.A.	2,418	40,615
Portugal Telecom SGPS S.A. (Registered)	6,319	26,913

		232,281

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	19,000	34,125
CapitaCommercial Trust (REIT)	19,000	22,461
CapitaLand Ltd.	21,000	48,337
CapitaMall Trust (REIT)	24,000	36,045
CapitaMalls Asia Ltd.	13,032	18,533
City Developments Ltd.	4,000	32,185
ComfortDelGro Corp., Ltd.	18,000	28,436
DBS Group Holdings Ltd.	15,000	193,117
Genting Singapore plc	50,677	53,896
Global Logistic Properties Ltd.	25,000	52,639
Golden Agri-Resources Ltd.	67,576	30,943
Hutchison Port Holdings Trust, Class U	48,000	31,244
Jardine Cycle & Carriage Ltd.	1,000	36,152
Keppel Corp., Ltd.	12,800	110,754
Keppel Land Ltd.	6,000	16,069
Olam International Ltd.	14,962	26,458
Oversea-Chinese Banking Corp., Ltd.†	22,525	170,294
SembCorp Industries Ltd.	8,000	34,961
SembCorp Marine Ltd.	8,000	25,746
Singapore Airlines Ltd.	5,000	41,694
Singapore Exchange Ltd.	8,000	44,120
Singapore Press Holdings Ltd.	12,000	40,055
Singapore Technologies Engineering Ltd.	13,000	39,537

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Telecommunications Ltd.	70,000	$203,539
StarHub Ltd.	6,000	20,056
United Overseas Bank Ltd.	11,000	189,741
UOL Group Ltd.	4,000	19,896
Wilmar International Ltd.	15,000	41,301

		1,642,334

South Africa (0.4%)
Naspers Ltd., Class N	13,418	1,480,449

South Korea (1.4%)
Hyundai Mobis	5,374	1,594,093
Orient Overseas International Ltd.	201,200	927,498
POSCO	2,963	824,368
Samsung Electronics Co., Ltd.	1,107	1,399,878

		4,745,837

Spain (1.7%)
Abertis Infraestructuras S.A.	3,243	74,127
ACS Actividades de Construccion y Servicios S.A.	1,546	60,814
Amadeus IT Holding S.A., Class A	44,047	1,831,561
Banco Bilbao Vizcaya Argentaria S.A.	50,254	604,645
Banco de Sabadell S.A.	29,732	91,957
Banco Popular Espanol S.A.	14,589	110,408
Banco Santander S.A.	101,219	966,564
Bankia S.A.*	37,020	78,280
CaixaBank S.A.	14,634	94,269
Distribuidora Internacional de Alimentacion S.A.	5,733	52,471
Enagas S.A.	1,867	56,822
Ferrovial S.A.	3,386	73,533
Gas Natural SDG S.A.	2,942	82,834
Grifols S.A.	1,197	65,716
Iberdrola S.A.	42,742	299,210
Inditex S.A.	1,910	287,082
Mapfre S.A.	8,559	36,138
Red Electrica Corporacion S.A.	883	71,842
Repsol S.A.	7,689	196,480
Telefonica S.A.	35,864	567,881
Zardoya Otis S.A.	1,497	25,541

		5,728,175

Sweden (1.7%)
Alfa Laval AB	2,635	71,529
Assa Abloy AB, Class B	2,923	156,118
Atlas Copco AB, Class A	21,342	617,637
Atlas Copco AB, Class B	3,412	93,560
Boliden AB	2,609	39,647
Electrolux AB	1,981	43,234
Elekta AB, Class B	3,489	46,491
Getinge AB, Class B	51,670	1,456,320
Hennes & Mauritz AB, Class B	8,312	354,234
Hexagon AB, Class B	1,980	67,414
Husqvarna AB, Class B	3,864	26,992
Industrivarden AB, Class C	1,279	24,815
Investment AB Kinnevik, Class B	1,928	71,268
Investor AB, Class B	3,985	144,377
Lundin Petroleum AB*	2,145	44,088
Nordea Bank AB	26,203	372,142
Sandvik AB	9,328	132,164
Scania AB, Class B	2,667	78,446
Securitas AB, Class B	3,070	35,637
Skandinaviska Enskilda Banken AB, Class A	13,291	182,332
Skanska AB, Class B	3,200	75,468
SKF AB, Class B	3,431	87,947
Svenska Cellulosa AB S.C.A., Class B	5,106	150,336
Svenska Handelsbanken AB, Class A	4,366	219,428
Swedbank AB, Class A	7,925	212,533
Swedish Match AB	1,733	56,619
Tele2 AB, Class B	3,061	37,955
Telefonaktiebolaget LM Ericsson, Class B	26,644	354,982
TeliaSonera AB	20,840	157,299
Volvo AB, Class B	13,247	210,212

		5,621,224

Switzerland (8.4%)
ABB Ltd. (Registered)*	39,961	1,034,664
Actelion Ltd. (Registered)*	908	86,097
Adecco S.A. (Registered)*	1,149	95,833
Aryzta AG*	830	73,383
Baloise Holding AG (Registered)	438	55,076
Barry Callebaut AG (Registered)*	16	21,581
Cie Financiere Richemont S.A. (Registered), Class A	31,147	2,982,388
Coca-Cola HBC AG (ADR)	1,592	39,593
Credit Suisse Group AG (Registered)*	34,009	1,101,275
Credit Suisse Group AG (ADR)*	28,851	934,195
EMS-Chemie Holding AG (Registered)	71	26,907
Geberit AG (Registered)	339	111,151
Givaudan S.A. (Registered)*	78	120,775
Glencore Xstrata plc*	199,340	1,028,222
Holcim Ltd. (Registered)*	5,980	496,580
Julius Baer Group Ltd.*	1,900	84,454
Kuehne + Nagel International AG (Registered)	452	63,322
Lindt & Spruengli AG	8	39,656
Lindt & Spruengli AG (Registered)	1	58,875
Lonza Group AG (Registered)*	503	51,455
Nestle S.A. (Registered)	43,433	3,272,627
Novartis AG (Registered)	32,426	2,754,116
Novartis AG (ADR)	16,788	1,427,316
Pargesa Holding S.A.	246	21,298
Partners Group Holding AG	170	47,808
Roche Holding AG	24,125	7,251,650
Schindler Holding AG	407	60,121
Schindler Holding AG (Registered)	215	31,590
SGS S.A. (Registered)	124	306,312
Sika AG	20	81,869
Sonova Holding AG (Registered)*	398	58,227
STMicroelectronics N.V.	5,056	46,823
Sulzer AG (Registered)	182	25,045
Swatch Group AG	270	169,695
Swatch Group AG (Registered)	399	46,314
Swiss Life Holding AG (Registered)*	262	64,393
Swiss Prime Site AG (Registered)*	417	35,470
Swiss Reinsurance AG*	3,083	286,064
Swisscom AG (Registered)	204	125,271

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Syngenta AG (Registered)	816	$309,512
Transocean Ltd. (BATS Europe Exchange)	3,153	130,097
Transocean Ltd. (New York Exchange)	20,897	863,882
UBS AG (Registered)*	69,735	1,439,747
Wolseley plc	2,321	132,349
Zurich Insurance Group AG*	3,288	1,010,407

		28,503,485

Taiwan (0.5%)
Advanced Semiconductor Engineering, Inc. (ADR)	252,005	1,398,628
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	22,198	444,404

		1,843,032

Turkey (0.5%)
Akbank TAS	262,087	831,768
Turkiye Garanti Bankasi A/S	213,961	730,993

		1,562,761

United Kingdom (14.1%)
3i Group plc	8,968	59,554
Aberdeen Asset Management plc	7,881	51,381
Admiral Group plc	1,837	43,776
Aggreko plc	13,864	347,595
AMEC plc	2,337	43,755
Anglo American plc	12,201	311,176
Antofagasta plc	3,118	43,502
ARM Holdings plc	119,842	2,020,846
ARM Holdings plc (ADR)	52,867	2,694,631
ASOS plc*	4,703	407,112
Associated British Foods plc	3,115	144,450
AstraZeneca plc	10,964	710,391
Aviva plc	59,161	471,196
Babcock International Group plc	2,984	67,080
BAE Systems plc	28,343	196,901
Barclays plc	334,411	1,304,412
BG Group plc	81,381	1,517,781
BHP Billiton plc	18,494	570,866
BP plc	162,403	1,300,575
British American Tobacco plc	28,705	1,598,123
British Land Co. plc (REIT)	7,967	86,964
British Sky Broadcasting Group plc	9,068	138,207
BT Group plc	68,995	439,115
Bunzl plc	2,778	74,050
Burberry Group plc	23,164	539,885
Capita plc	5,752	105,280
Centrica plc	94,742	521,731
Cobham plc	9,952	49,686
Compass Group plc	15,930	243,475
Croda International plc	1,269	54,036
Diageo plc	71,009	2,203,892
Direct Line Insurance Group plc	8,481	33,617
Domino’s Pizza Group plc	167,945	1,545,405
easyJet plc	1,515	43,365
G4S plc	13,780	55,578
GKN plc	13,544	88,170
GlaxoSmithKline plc	42,228	1,124,939
Hammerson plc (REIT)	5,664	52,368
Hargreaves Lansdown plc	36,127	878,723
HSBC Holdings plc (Hong Kong Exchange)	127,033	1,290,148
HSBC Holdings plc (London Stock Exchange)	232,235	2,351,412
ICAP plc	5,369	33,847
IMI plc	2,317	56,377
Imperial Tobacco Group plc	21,636	874,964
Inmarsat plc	4,173	50,580
InterContinental Hotels Group plc	2,283	73,481
International Consolidated Airlines Group S.A.*	8,857	61,808
Intertek Group plc	1,383	70,976
Intu Properties plc (REIT)	6,621	31,173
Investec plc	5,540	44,844
ITV plc	32,664	104,469
J Sainsbury plc	10,417	54,955
Johnson Matthey plc	1,781	97,199
Kingfisher plc	20,759	146,140
Land Securities Group plc (REIT)	6,850	116,733
Legal & General Group plc	51,758	176,880
Liberty Global plc*	59,930	2,439,750
Lloyds Banking Group plc*	432,966	543,435
London Stock Exchange Group plc	1,368	44,979
Marks & Spencer Group plc	77,747	585,728
Meggitt plc	42,723	342,487
Melrose Industries plc	8,847	43,842
Merlin Entertainments plc(b)*§	91,997	578,480
National Grid plc	32,110	441,004
Next plc	1,398	154,126
Old Mutual plc	42,826	143,798
Pearson plc	7,153	126,844
Persimmon plc*	2,911	65,344
Petrofac Ltd.	2,087	50,182
Prudential plc	60,154	1,274,314
Randgold Resources Ltd.	715	53,625
Reckitt Benckiser Group plc	5,663	461,522
Reed Elsevier plc	10,391	158,905
Resolution Ltd.	11,528	57,480
Rexam plc	6,428	52,238
Rightmove plc	15,300	673,676
Rio Tinto plc	20,471	1,141,660
Rio Tinto plc (ADR)	22,505	1,256,454
Rolls-Royce Holdings plc*	16,460	295,265
Royal Bank of Scotland Group plc*	18,736	97,328
Royal Mail plc*	5,202	48,874
RSA Insurance Group plc	29,812	44,504
SABMiller plc	8,418	420,465
Sage Group plc	9,401	65,513
Schroders plc	985	42,726
Segro plc (REIT)	7,343	40,691
Serco Group plc	4,631	32,500
Severn Trent plc	1,972	59,923
Smith & Nephew plc	7,913	119,890
Smiths Group plc	3,392	72,013
SSE plc	8,440	206,950
St. James’s Place plc	61,844	851,718
Standard Chartered plc	65,578	1,371,512
Standard Life plc	20,628	129,993
Subsea 7 S.A.	56,115	1,042,975
Tate & Lyle plc	3,699	41,216
Tesco plc	70,739	348,634
Travis Perkins plc	1,975	62,259
TUI Travel plc	4,171	30,482
Tullow Oil plc	28,906	361,114

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever plc	24,545	$1,048,314
United Utilities Group plc	5,754	75,676
Vodafone Group plc	389,029	1,432,233
Weir Group plc	1,812	76,729
Whitbread plc	1,538	106,693
William Hill plc	8,291	47,169
WM Morrison Supermarkets plc	19,301	68,603
WPP plc	44,897	928,824

		48,080,234

United States (2.8%)
Carnival Corp.	27,486	1,040,620
Carnival plc	1,483	56,588
Gilead Sciences, Inc.*	27,859	1,974,089
MasterCard, Inc., Class A	23,420	1,749,474
priceline.com, Inc.*	1,704	2,030,981
Schlumberger Ltd.	19,130	1,865,175
Yahoo!, Inc.*	19,787	710,353

		9,427,280

Total Common Stocks (80.8%) (Cost $202,983,888)		275,694,813

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.2%) iShares® MSCI United Kingdom ETF (Cost $494,570)	27,332	562,766

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 4/17/14*	12,070	2,498

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/14/14(b)*	50,254	11,770

United Kingdom (0.0%)
Intu Properties plc, expiring 4/17/14(b)*	1,891	2,995
RSA Insurance Group plc, expiring 4/9/14*	11,179	6,243

		9,238

Total Rights (0.0%) (Cost $—)		23,506

Total Investments (81.0%) (Cost $203,478,458)		276,281,085
Other Assets Less Liabilities (19.0%)		64,767,569

Net Assets (100%)		$341,048,654

*	Non-income producing.

†	Security (totaling $170,294 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $578,480 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	14.7%
Consumer Staples	5.7
Energy	6.8
Exchange Traded Funds	0.2
Financials	17.1
Health Care	10.1
Industrials	9.5
Information Technology	7.6
Materials	6.0
Telecommunication Services	2.0
Utilities	1.3
Cash and Other	19.0

100.0%

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	570	June-14	$23,388,419	$24,343,076	$954,657
FTSE 100 Index	136	June-14	14,739,332	14,836,234	96,902
SPI 200 Index	49	June-14	6,093,115	6,126,798	33,683
TOPIX Index	130	June-14	15,419,099	15,151,868	(267,231)

					$818,011

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 6/13/14	Goldman Sachs & Co.	9,000	$12,397,455	$12,495,960	$(98,505)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,904,314	$40,181,048	$—	$50,085,362
Consumer Staples	39,593	19,372,325	—	19,411,918
Energy	6,698,039	16,543,242	—	23,241,281
Financials	6,360,779	51,732,395	170,294	58,263,468
Health Care	7,980,635	26,581,312	—	34,561,947
Industrials	3,791,018	28,547,741	—	32,338,759
Information Technology	8,970,850	16,997,608	—	25,968,458
Materials	2,313,124	18,000,829	—	20,313,953
Telecommunication Services	572,867	6,344,768	—	6,917,635
Utilities	—	4,592,032	—	4,592,032
Futures	1,085,242	—	—	1,085,242
Investment Companies
Exchange Traded Funds (ETFs)	562,766	—	—	562,766
Rights
Financials	—	23,506	—	23,506

Total Assets	$48,279,227	$228,916,806	$170,294	$277,366,327

Liabilities:
Forward Currency Contracts	$—	$(98,505)	$—	$(98,505)
Futures	(267,231)	—	—	(267,231)

Total Liabilities	$(267,231)	$(98,505)	$—	$(365,736)

Total	$48,011,996	$228,818,301	$170,294	$277,000,591

(a)	A security with a market value of $170,294 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2, or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,831,442
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,550,661

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,933,016
Aggregate gross unrealized depreciation	(8,803,027)

Net unrealized appreciation	$70,129,989

Federal income tax cost of investments	$206,151,096

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (0.3%)
BorgWarner, Inc.	3,528	$216,866
Delphi Automotive plc	4,349	295,123
Goodyear Tire & Rubber Co.	3,773	98,589
Johnson Controls, Inc.	10,597	501,450
Lear Corp.	2,600	217,672
TRW Automotive Holdings Corp.*	6,500	530,530

		1,860,230

Automobiles (0.5%)
Ford Motor Co.	111,795	1,744,002
General Motors Co.	20,177	694,492
Harley-Davidson, Inc.	3,432	228,606

		2,667,100

Distributors (0.0%)
Genuine Parts Co.	2,409	209,222

Diversified Consumer Services (0.3%)
Bright Horizons Family Solutions, Inc.*	46,484	1,817,989
Graham Holdings Co., Class B	80	56,300
H&R Block, Inc.	4,175	126,043

		2,000,332

Hotels, Restaurants & Leisure (4.5%)
ARAMARK Holdings Corp.	130,633	3,777,906
Carnival Corp.	6,804	257,599
Chipotle Mexican Grill, Inc.*	560	318,108
Darden Restaurants, Inc.	2,007	101,875
International Game Technology	3,794	53,344
Las Vegas Sands Corp.	39,635	3,201,715
Life Time Fitness, Inc.*	77,359	3,720,968
Marriott International, Inc., Class A	3,462	193,941
McDonald’s Corp.	18,655	1,828,750
MGM Resorts International*	86,800	2,244,648
Norwegian Cruise Line Holdings Ltd.*	106,900	3,449,663
Starbucks Corp.	80,540	5,910,025
Starwood Hotels & Resorts Worldwide, Inc.	2,951	234,900
Wyndham Worldwide Corp.	1,968	144,117
Wynn Resorts Ltd.	1,285	285,463
Yum! Brands, Inc.	6,965	525,091

		26,248,113

Household Durables (1.1%)
D.R. Horton, Inc.	4,355	94,286
Garmin Ltd.	22,458	1,241,029
Harman International Industries, Inc.	1,044	111,082
Leggett & Platt, Inc.	2,168	70,763
Lennar Corp., Class A	2,689	106,538
Mohawk Industries, Inc.*	1,000	135,980
Newell Rubbermaid, Inc.	4,416	132,038
PulteGroup, Inc.	29,324	562,728
Tupperware Brands Corp.	44,159	3,698,758
Whirlpool Corp.	1,204	179,950

		6,333,152

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	14,204	4,779,930
Expedia, Inc.	1,585	114,913
Netflix, Inc.*	983	346,045
priceline.com, Inc.*	3,920	4,672,209
TripAdvisor, Inc.*	1,746	158,170

		10,071,267

Leisure Products (0.1%)
Hasbro, Inc.	1,766	98,225
Mattel, Inc.	5,218	209,294

		307,519

Media (3.1%)
Cablevision Systems Corp. - New York Group, Class A	3,292	55,536
CBS Corp. (Non-Voting), Class B	47,050	2,907,690
Comcast Corp., Class A	62,725	3,137,505
DIRECTV*	7,614	581,862
Discovery Communications, Inc., Class A*	3,467	286,721
Gannett Co., Inc.	28,632	790,243
Interpublic Group of Cos., Inc.	6,444	110,450
Liberty Global plc*	15,281	622,090
Liberty Global plc, Class A*	3,399	141,398
News Corp., Class A*	7,687	132,370
Omnicom Group, Inc.	3,994	289,964
Scripps Networks Interactive, Inc., Class A	1,665	126,390
Time Warner Cable, Inc.	4,432	607,982
Time Warner, Inc.	18,273	1,193,775
Twenty-First Century Fox, Inc., Class A	120,942	3,866,516
Viacom, Inc., Class B	14,406	1,224,366
Walt Disney Co.	25,390	2,032,977

		18,107,835

Multiline Retail (1.1%)
Dollar General Corp.*	4,549	252,378
Dollar Tree, Inc.*	3,249	169,533
Family Dollar Stores, Inc.	1,525	88,465
Kohl’s Corp.	3,072	174,490
Macy’s, Inc.	16,882	1,000,934
Nordstrom, Inc.	2,228	139,139
Target Corp.	74,816	4,527,116

		6,352,055

Specialty Retail (3.0%)
AutoNation, Inc.*	962	51,207
AutoZone, Inc.*	11,619	6,240,565
Bed Bath & Beyond, Inc.*	3,313	227,934
Best Buy Co., Inc.	4,194	110,764
CarMax, Inc.*	3,415	159,822
GameStop Corp., Class A	20,447	840,372
Gap, Inc.	13,676	547,861
Home Depot, Inc.	31,563	2,497,580
L Brands, Inc.	3,793	215,329
Lowe's Cos., Inc.	22,765	1,113,208
Office Depot, Inc.*	115,700	477,841
O'Reilly Automotive, Inc.*	1,647	244,398
PetSmart, Inc.	1,614	111,188
Ross Stores, Inc.	3,352	239,836
Staples, Inc.	10,217	115,861
Tiffany & Co.	1,747	150,504
TJX Cos., Inc.	62,183	3,771,399
Tractor Supply Co.	2,109	148,959
Urban Outfitters, Inc.*	1,643	59,920

		17,324,548

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	4,316	214,332
Fossil Group, Inc.*	780	90,956
Michael Kors Holdings Ltd.*	2,807	261,809
NIKE, Inc., Class B	56,432	4,168,067
PVH Corp.	1,333	166,318

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	963	$154,976
VF Corp.	5,460	337,865

		5,394,323

Total Consumer Discretionary		96,875,696

Consumer Staples (7.8%)
Beverages (1.2%)
Beam, Inc.	2,489	207,334
Brown-Forman Corp., Class B	2,528	226,736
Coca-Cola Co.	58,972	2,279,857
Coca-Cola Enterprises, Inc.	3,755	179,339
Constellation Brands, Inc., Class A*	2,548	216,503
Diageo plc (ADR)	8,825	1,099,507
Dr. Pepper Snapple Group, Inc.	3,111	169,425
Molson Coors Brewing Co., Class B	2,409	141,794
Monster Beverage Corp.*	2,109	146,470
PepsiCo, Inc.	31,166	2,602,361

		7,269,326

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	6,844	764,338
CVS Caremark Corp.	25,293	1,893,434
Koninklijke Ahold N.V.	40,976	823,686
Kroger Co.	34,530	1,507,235
Safeway, Inc.	3,793	140,113
Sysco Corp.	8,972	324,158
Walgreen Co.	100,307	6,623,271
Wal-Mart Stores, Inc.	29,537	2,257,513
Whole Foods Market, Inc.	5,799	294,067

		14,627,815

Food Products (2.1%)
Archer-Daniels-Midland Co.	10,196	442,404
Campbell Soup Co.	2,730	122,522
ConAgra Foods, Inc.	6,462	200,516
General Mills, Inc.	9,835	509,650
Hershey Co.	2,328	243,043
Hormel Foods Corp.	2,007	98,885
J.M. Smucker Co.	1,686	163,947
Kellogg Co.	3,954	247,955
Keurig Green Mountain, Inc.	1,988	209,913
Kraft Foods Group, Inc.	11,901	667,646
McCormick & Co., Inc. (Non-Voting)	2,087	149,721
Mead Johnson Nutrition Co.	42,625	3,543,843
Mondelez International, Inc., Class A	156,450	5,405,348
Tyson Foods, Inc., Class A	4,216	185,546

		12,190,939

Household Products (1.3%)
Clorox Co.	2,007	176,636
Colgate-Palmolive Co.	32,534	2,110,481
Kimberly-Clark Corp.	8,230	907,357
Procter & Gamble Co.	52,311	4,216,267

		7,410,741

Personal Products (0.0%)
Avon Products, Inc.	6,664	97,561
Estee Lauder Cos., Inc., Class A	3,993	267,052

		364,613

Tobacco (0.7%)
Altria Group, Inc.	31,071	1,162,987
Lorillard, Inc.	5,721	309,392
Philip Morris International, Inc.	28,972	2,371,938
Reynolds American, Inc.	4,858	259,514

		4,103,831

Total Consumer Staples		45,967,265

Energy (9.0%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	6,894	448,248
Cameron International Corp.*	3,673	226,881
Diamond Offshore Drilling, Inc.	1,044	50,905
Dresser-Rand Group, Inc.*	61,400	3,586,374
Ensco plc, Class A	3,621	191,116
FMC Technologies, Inc.*	3,693	193,107
Frank’s International N.V.	106,104	2,629,257
Halliburton Co.	29,371	1,729,658
Helmerich & Payne, Inc.	1,700	182,852
Nabors Industries Ltd.	3,996	98,501
National Oilwell Varco, Inc.	6,683	520,405
Noble Corp. plc	3,848	125,984
Rowan Cos., plc, Class A*	1,927	64,901
Schlumberger Ltd.	20,439	1,992,803
Transocean Ltd.	5,219	215,754

		12,256,746

Oil, Gas & Consumable Fuels (6.9%)
Anadarko Petroleum Corp.	7,788	660,111
Antero Resources Corp.*	25,600	1,602,560
Apache Corp.	6,202	514,456
Bankers Petroleum Ltd.*	184,281	896,818
Cabot Oil & Gas Corp.	6,522	220,965
Chesapeake Energy Corp.	7,828	200,553
Chevron Corp.	58,862	6,999,281
ConocoPhillips Co.	18,986	1,335,665
CONSOL Energy, Inc.	3,552	141,902
Denbury Resources, Inc.	5,625	92,250
Devon Energy Corp.	5,961	398,970
EOG Resources, Inc.	4,275	838,627
EQT Corp.	2,328	225,746
Exxon Mobil Corp.#	75,486	7,373,473
Hess Corp.	18,076	1,498,139
HollyFrontier Corp.	57,400	2,731,092
INPEX Corp.	133,600	1,730,255
Kinder Morgan, Inc.	10,431	338,903
Marathon Oil Corp.	10,819	384,291
Marathon Petroleum Corp.	8,259	718,863
Murphy Oil Corp.	2,690	169,093
Newfield Exploration Co.*	2,087	65,448
Noble Energy, Inc.	5,559	394,911
Occidental Petroleum Corp.	22,805	2,173,089
ONEOK, Inc.	3,173	188,000
Pacific Rubiales Energy Corp.	44,021	792,816
Peabody Energy Corp.	4,194	68,530
Phillips 66	12,204	940,440
Pioneer Natural Resources Co.	2,227	416,761
QEP Resources, Inc.	2,787	82,049
Range Resources Corp.	2,589	214,809
Southwestern Energy Co.*	5,379	247,488
Spectra Energy Corp.	10,416	384,767
Tesoro Corp.	2,068	104,620
Total S.A.	47,722	3,134,379
Valero Energy Corp.	28,310	1,503,261
Williams Cos., Inc.	10,534	427,470

		40,210,851

Total Energy		52,467,597

Financials (13.0%)
Banks (3.0%)
BB&T Corp.	10,958	440,183
CIT Group, Inc.	13,900	681,378
Citigroup, Inc.	119,213	5,674,539

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.	2,770	$143,486
Fifth Third Bancorp.	13,710	314,644
First Republic Bank/California	47,700	2,575,323
Huntington Bancshares, Inc./Ohio	12,847	128,085
KeyCorp	13,912	198,107
M&T Bank Corp.	2,047	248,301
PNC Financial Services Group, Inc.	8,239	716,793
Regions Financial Corp.	21,337	237,054
SunTrust Banks, Inc.	8,269	329,023
U.S. Bancorp/Minnesota	32,404	1,388,835
Wells Fargo & Co.	83,209	4,138,816
Zions Bancorp.	2,810	87,054

		17,301,621

Capital Markets (1.1%)
Ameriprise Financial, Inc.	2,992	329,329
Bank of New York Mellon Corp.	17,805	628,338
BlackRock, Inc.	1,977	621,727
Blackstone Group LP	29,074	966,711
Charles Schwab Corp.	18,040	493,033
E*TRADE Financial Corp.*	4,402	101,334
Franklin Resources, Inc.	6,204	336,133
Goldman Sachs Group, Inc.	6,623	1,085,179
Invesco Ltd.	6,824	252,488
Legg Mason, Inc.	1,647	80,769
Morgan Stanley	21,455	668,752
Northern Trust Corp.	3,472	227,624
State Street Corp.	8,954	622,751
T. Rowe Price Group, Inc.	4,034	332,200

		6,746,368

Consumer Finance (1.1%)
American Express Co.	31,103	2,800,203
Capital One Financial Corp.	20,192	1,558,015
Discover Financial Services	19,348	1,125,860
SLM Corp.	28,226	690,973

		6,175,051

Diversified Financial Services (3.5%)
Bank of America Corp.	244,579	4,206,759
Berkshire Hathaway, Inc., Class B*	27,954	3,493,411
CME Group, Inc./Illinois	4,937	365,387
ING US, Inc.	14,000	507,780
IntercontinentalExchange Group, Inc.	1,866	369,151
JPMorgan Chase & Co.	175,930	10,680,710
Leucadia National Corp.	4,851	135,828
McGraw Hill Financial, Inc.	5,435	414,691
Moody’s Corp.	2,970	235,581
NASDAQ OMX Group, Inc.	1,766	65,236

		20,474,534

Insurance (3.1%)
ACE Ltd.	5,271	522,145
Aflac, Inc.	7,226	455,527
Allstate Corp.	14,866	841,118
American Financial Group, Inc./Ohio	8,500	490,535
American International Group, Inc.	41,770	2,088,918
Aon plc	14,178	1,194,922
Assurant, Inc.	8,604	558,916
Chubb Corp.	10,294	919,254
Cincinnati Financial Corp.	2,248	109,388
Genworth Financial, Inc., Class A*	37,247	660,389
Hartford Financial Services Group, Inc.	6,944	244,915
Lincoln National Corp.	24,755	1,254,336
Loews Corp.	4,717	207,784
Marsh & McLennan Cos., Inc.	8,530	420,529
MetLife, Inc.	103,014	5,439,139
PartnerReinsurance Ltd.	6,904	714,564
Principal Financial Group, Inc.	4,255	195,687
Progressive Corp.	8,571	207,590
Prudential Financial, Inc.	7,226	611,681
Torchmark Corp.	1,445	113,721
Travelers Cos., Inc.	7,648	650,845
Unum Group	4,035	142,476
XL Group plc	4,337	135,531

		18,179,910

Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)	6,102	499,571
Apartment Investment & Management Co. (REIT), Class A	2,248	67,935
AvalonBay Communities, Inc. (REIT)	1,925	252,791
Boston Properties, Inc. (REIT)	2,428	278,079
Crown Castle International Corp. (REIT)	5,236	386,312
Equity Residential (REIT)	5,156	298,996
General Growth Properties, Inc. (REIT)	8,294	182,468
HCP, Inc. (REIT)	7,064	274,013
Health Care REIT, Inc. (REIT)	4,432	264,147
Host Hotels & Resorts, Inc. (REIT)	11,726	237,334
Kimco Realty Corp. (REIT)	6,362	139,201
Macerich Co. (REIT)	2,152	134,134
Plum Creek Timber Co., Inc. (REIT)	2,689	113,046
Prologis, Inc. (REIT)	7,703	314,513
Public Storage (REIT)	2,248	378,766
Simon Property Group, Inc. (REIT)	4,844	794,416
Ventas, Inc. (REIT)	4,583	277,592
Vornado Realty Trust (REIT)	2,724	268,477
Weyerhaeuser Co. (REIT)	8,987	263,768

		5,425,559

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	4,256	116,742

Thrifts & Mortgage Finance (0.3%)
Essent Group Ltd.*	69,846	1,568,741
Hudson City Bancorp, Inc.	7,306	71,818
People's United Financial, Inc.	4,879	72,551

		1,713,110

Total Financials		76,132,895

Health Care (14.4%)
Biotechnology (3.5%)
Alexion Pharmaceuticals, Inc.*	3,035	461,715
Amgen, Inc.	11,726	1,446,285
Biogen Idec, Inc.*	3,693	1,129,578
Celgene Corp.*	28,737	4,011,685
Gilead Sciences, Inc.*	162,665	11,526,442
Regeneron Pharmaceuticals, Inc.*	1,287	386,460
Theravance, Inc.*	4,600	142,324
Vertex Pharmaceuticals, Inc.*	18,668	1,320,201

		20,424,690

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	24,026	925,241
Baxter International, Inc.	8,410	618,808
Becton, Dickinson and Co.	3,031	354,869
Boston Scientific Corp.*	20,717	280,094
C.R. Bard, Inc.	1,204	178,168
CareFusion Corp.*	3,212	129,187
Covidien plc	9,395	692,036

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
DENTSPLY International, Inc.	2,168	$99,815
Edwards Lifesciences Corp.*	1,697	125,866
Intuitive Surgical, Inc.*	642	281,189
Medtronic, Inc.	32,516	2,001,035
St. Jude Medical, Inc.	4,517	295,367
Stryker Corp.	4,596	374,436
Varian Medical Systems, Inc.*	1,686	141,607
Zimmer Holdings, Inc.	2,630	248,745

		6,746,463

Health Care Providers & Services (2.5%)
Aetna, Inc.	14,149	1,060,750
AmerisourceBergen Corp.	3,554	233,107
Cardinal Health, Inc.	5,299	370,824
Cigna Corp.	4,316	361,379
DaVita HealthCare Partners, Inc.*	2,730	187,960
Express Scripts Holding Co.*	121,565	9,128,316
Health Net, Inc.*	7,788	264,870
Humana, Inc.	2,389	269,288
Laboratory Corp. of America Holdings*	1,325	130,128
McKesson Corp.	3,593	634,416
Patterson Cos., Inc.	1,285	53,662
Quest Diagnostics, Inc.	2,189	126,787
Tenet Healthcare Corp.*	1,506	64,472
UnitedHealth Group, Inc.	15,676	1,285,275
WellPoint, Inc.	5,858	583,164

		14,754,398

Health Care Technology (0.0%)
Cerner Corp.*	4,612	259,425

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	5,079	284,018
PerkinElmer, Inc.	1,666	75,070
Thermo Fisher Scientific, Inc.	53,878	6,478,291
Waters Corp.*	1,365	147,979

		6,985,358

Pharmaceuticals (6.0%)
AbbVie, Inc.	24,726	1,270,916
Actavis plc*	2,717	559,294
Allergan, Inc.	17,909	2,222,507
Bristol-Myers Squibb Co.	51,189	2,659,269
Eli Lilly and Co.	15,416	907,386
Endo International plc*	27,000	1,853,550
Forest Laboratories, Inc.*	3,713	342,599
GlaxoSmithKline plc (ADR)	11,500	614,445
Hospira, Inc.*	2,489	107,649
Johnson & Johnson	60,211	5,914,527
Merck & Co., Inc.	59,569	3,381,732
Mylan, Inc.*	5,962	291,125
Perrigo Co. plc	2,090	323,239
Pfizer, Inc.	160,203	5,145,720
Roche Holding AG	5,787	1,739,494
Roche Holding AG (ADR)	14,130	532,984
Valeant Pharmaceuticals International, Inc.*	17,895	2,359,098
Zoetis, Inc.	161,347	4,669,382

		34,894,916

Total Health Care		84,065,250

Industrials (8.0%)
Aerospace & Defense (1.9%)
Boeing Co.	31,986	4,013,923
General Dynamics Corp.	5,238	570,523
Honeywell International, Inc.	12,223	1,133,805
L-3 Communications Holdings, Inc.	1,425	168,364
Lockheed Martin Corp.	4,175	681,527
Northrop Grumman Corp.	4,739	584,698
Precision Castparts Corp.	6,908	1,746,066
Raytheon Co.	4,938	487,825
Rockwell Collins, Inc.	2,068	164,758
Textron, Inc.	4,335	170,322
United Technologies Corp.	13,106	1,531,305

		11,253,116

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	2,289	119,921
Expeditors International of Washington, Inc.	3,111	123,289
FedEx Corp.	4,696	622,502
United Parcel Service, Inc., Class B	11,159	1,086,663

		1,952,375

Airlines (0.7%)
American Airlines Group, Inc.*	78,700	2,880,420
Delta Air Lines, Inc.	23,631	818,814
Southwest Airlines Co.	10,781	254,539

		3,953,773

Building Products (0.2%)
Allegion plc	1,372	71,577
Continental Building Products, Inc.*	44,200	832,728
Masco Corp.	5,459	121,245

		1,025,550

Commercial Services & Supplies (0.6%)
ADT Corp.	2,781	83,291
Cintas Corp.	1,546	92,157
Covanta Holding Corp.	132,300	2,388,015
Iron Mountain, Inc.	2,591	71,434
Pitney Bowes, Inc.	3,091	80,335
Republic Services, Inc.	4,176	142,652
Stericycle, Inc.*	1,325	150,547
Tyco International Ltd.	7,161	303,626
Waste Management, Inc.	6,744	283,720

		3,595,777

Construction & Engineering (0.1%)
Fluor Corp.	2,569	199,688
Jacobs Engineering Group, Inc.*	2,007	127,445
Quanta Services, Inc.*	3,292	121,475
URS Corp.	3,600	169,416

		618,024

Electrical Equipment (0.3%)
AMETEK, Inc.	3,787	194,993
Eaton Corp. plc	7,346	551,831
Emerson Electric Co.	10,940	730,792
Rockwell Automation, Inc.	2,168	270,024
Roper Industries, Inc.	1,525	203,603

		1,951,243

Industrial Conglomerates (1.3%)
3M Co.	11,375	1,543,133
Danaher Corp.	9,272	695,400
General Electric Co.	209,242	5,417,275

		7,655,808

Machinery (0.9%)
Caterpillar, Inc.	9,916	985,353
Cummins, Inc.	2,730	406,743
Deere & Co.	6,002	544,982
Dover Corp.	2,610	213,367
Flowserve Corp.	2,209	173,053
Illinois Tool Works, Inc.	14,072	1,144,476

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ingersoll-Rand plc	5,481	$313,732
Joy Global, Inc.	1,615	93,670
PACCAR, Inc.	5,459	368,155
Pall Corp.	1,766	158,004
Parker Hannifin Corp.	3,091	370,024
Pentair Ltd. (Registered)	3,049	241,908
Snap-on, Inc.	883	100,203
Stanley Black & Decker, Inc.	2,431	197,494
Xylem, Inc.	2,810	102,340

		5,413,504

Professional Services (0.3%)
Dun & Bradstreet Corp.	623	61,895
Equifax, Inc.	1,847	125,651
Nielsen Holdings N.V.	29,074	1,297,573
Robert Half International, Inc.	2,128	89,270

		1,574,389

Road & Rail (1.0%)
CSX Corp.	15,757	456,480
Kansas City Southern	1,710	174,523
Norfolk Southern Corp.	4,778	464,278
Ryder System, Inc.	803	64,176
Union Pacific Corp.	24,112	4,524,858

		5,684,315

Trading Companies & Distributors (0.3%)
Fastenal Co.	4,175	205,911
Fly Leasing Ltd. (ADR)	96,081	1,441,215
W.W. Grainger, Inc.	963	243,311

		1,890,437

Total Industrials		46,568,311

Information Technology (18.1%)
Communications Equipment (1.3%)
Brocade Communications Systems, Inc.*	28,300	300,263
Cisco Systems, Inc.	102,470	2,296,353
F5 Networks, Inc.*	1,204	128,382
Harris Corp.	10,666	780,325
Juniper Networks, Inc.*	7,809	201,160
Motorola Solutions, Inc.	3,592	230,930
QUALCOMM, Inc.	48,647	3,836,302

		7,773,715

Electronic Equipment, Instruments & Components (1.7%)
Amphenol Corp., Class A	32,948	3,019,684
Arrow Electronics, Inc.*	2,900	172,144
CDW Corp.	96,400	2,645,216
Corning, Inc.	22,441	467,222
FLIR Systems, Inc.	2,128	76,608
Jabil Circuit, Inc.	2,790	50,220
TE Connectivity Ltd.	59,268	3,568,526

		9,999,620

Internet Software & Services (5.2%)
Akamai Technologies, Inc.*	2,730	158,913
eBay, Inc.*	38,245	2,112,654
Facebook, Inc., Class A*	67,545	4,068,911
Google, Inc., Class A*	13,128	14,631,287
Marin Software, Inc.*	103,407	1,093,012
VeriSign, Inc.*	74,324	4,006,807
Yahoo!, Inc.*	115,737	4,154,958

		30,226,542

IT Services (2.4%)
Accenture plc, Class A	9,911	790,105
Alliance Data Systems Corp.*	800	217,960
Amdocs Ltd.	9,072	421,485
Automatic Data Processing, Inc.	7,466	576,823
Booz Allen Hamilton Holding Corp.	7,900	173,800
Cognizant Technology Solutions Corp., Class A*	9,512	481,402
Computer Sciences Corp.	2,228	135,507
Fidelity National Information Services, Inc.	4,454	238,066
Fiserv, Inc.*	3,974	225,286
International Business Machines Corp.	18,614	3,583,009
MasterCard, Inc., Class A	49,123	3,669,488
Paychex, Inc.	4,978	212,063
Teradata Corp.*	2,549	125,385
Total System Services, Inc.	2,589	78,732
Visa, Inc., Class A	7,993	1,725,369
Western Union Co.	30,613	500,829
Xerox Corp.	82,215	929,030

		14,084,339

Semiconductors & Semiconductor Equipment (1.4%)
Altera Corp.	4,897	177,467
Analog Devices, Inc.	4,776	253,797
Applied Materials, Inc.	48,607	992,555
ARM Holdings plc (ADR)	27,883	1,421,196
Broadcom Corp., Class A	8,348	262,795
First Solar, Inc.*	1,083	75,583
Intel Corp.	77,222	1,993,100
KLA-Tencor Corp.	2,569	177,621
Lam Research Corp.*	4,812	264,660
Linear Technology Corp.	3,632	176,842
LSI Corp.	8,390	92,877
Microchip Technology, Inc.	3,070	146,623
Micron Technology, Inc.*	30,836	729,580
NVIDIA Corp.	8,954	160,366
Texas Instruments, Inc.	16,982	800,701
Xilinx, Inc.	4,114	223,267

		7,949,030

Software (3.5%)
Activision Blizzard, Inc.	175,206	3,581,211
Adobe Systems, Inc.*	7,247	476,418
Autodesk, Inc.*	3,452	169,769
CA, Inc.	4,999	154,819
Citrix Systems, Inc.*	2,890	165,973
Electronic Arts, Inc.*	27,397	794,787
Intuit, Inc.	32,680	2,540,216
Microsoft Corp.	215,442	8,830,968
Oracle Corp.	72,308	2,958,120
Red Hat, Inc.*	2,970	157,351
Salesforce.com, Inc.*	8,628	492,572
Symantec Corp.	10,738	214,438

		20,536,642

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	20,815	11,172,243
EMC Corp.	31,915	874,790
Hewlett-Packard Co.	68,924	2,230,380
NetApp, Inc.	5,220	192,618
SanDisk Corp.	3,493	283,597
Seagate Technology plc	5,019	281,867
Western Digital Corp.	3,252	298,599

		15,334,094

Total Information Technology		105,903,982

Materials (2.9%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	3,292	391,880

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Airgas, Inc.	1,024	$109,066
CF Industries Holdings, Inc.	963	250,996
Dow Chemical Co.	18,846	915,727
E.I. du Pont de Nemours & Co.	45,979	3,085,191
Eastman Chemical Co.	2,428	209,318
Ecolab, Inc.	4,262	460,253
FMC Corp.	2,087	159,781
International Flavors & Fragrances, Inc.	1,285	122,936
LyondellBasell Industries N.V., Class A	64,548	5,740,899
Monsanto Co.	8,169	929,387
Mosaic Co.	5,255	262,750
PPG Industries, Inc.	2,209	427,353
Praxair, Inc.	4,556	596,699
Sherwin-Williams Co.	1,365	269,083
Sigma-Aldrich Corp.	1,847	172,473

		14,103,792

Construction Materials (0.0%)
Vulcan Materials Co.	2,007	133,365

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,466	74,282
Ball Corp.	2,209	121,075
Bemis Co., Inc.	1,525	59,841
MeadWestvaco Corp.	2,749	103,473
Owens-Illinois, Inc.*	2,489	84,203
Sealed Air Corp.	3,049	100,221

		543,095

Metals & Mining (0.4%)
Alcoa, Inc.	16,558	213,102
Allegheny Technologies, Inc.	1,606	60,514
Cliffs Natural Resources, Inc.	2,368	48,449
Freeport-McMoRan Copper & Gold, Inc.	16,092	532,162
Horsehead Holding Corp.*	49,000	824,180
Newmont Mining Corp.	7,707	180,652
Nucor Corp.	4,897	247,494
United States Steel Corp.	2,168	59,859

		2,166,412

Paper & Forest Products (0.0%)
International Paper Co.	6,844	314,003

Total Materials		17,260,667

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	106,747	3,743,617
CenturyLink, Inc.	9,141	300,191
Frontier Communications Corp.	15,519	88,458
Level 3 Communications, Inc.*	75,160	2,941,762
Verizon Communications, Inc.	64,256	3,056,658
Windstream Holdings, Inc.	9,172	75,577

		10,206,263

Wireless Telecommunication Services (0.7%)
China Mobile Ltd.	312,099	2,835,853
SoftBank Corp.	10,385	783,231
Vodafone Group plc (ADR)	9,872	363,388

		3,982,472

Total Telecommunication Services		14,188,735

Utilities (2.3%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	11,566	585,934
Duke Energy Corp.	10,952	780,001
Edison International	20,558	1,163,788
Entergy Corp.	2,730	182,500
Exelon Corp.	13,294	446,147
FirstEnergy Corp.	6,423	218,575
ITC Holdings Corp.	86,922	3,246,537
NextEra Energy, Inc.	6,683	639,028
Northeast Utilities	4,833	219,902
Pepco Holdings, Inc.	3,832	78,479
Pinnacle West Capital Corp.	1,686	92,157
PPL Corp.	9,792	324,507
Southern Co.	13,668	600,572
Xcel Energy, Inc.	7,647	232,163

		8,810,290

Gas Utilities (0.1%)
AGL Resources, Inc.	1,830	89,597
UGI Corp.	10,700	488,027

		577,624

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	10,154	144,999
Calpine Corp.*	24,700	516,477
NRG Energy, Inc.	4,975	158,205

		819,681

Multi-Utilities (0.5%)
Ameren Corp.	3,693	152,152
CenterPoint Energy, Inc.	6,583	155,951
CMS Energy Corp.	4,094	119,872
Consolidated Edison, Inc.	4,496	241,210
Dominion Resources, Inc.	9,011	639,691
DTE Energy Co.	2,749	204,223
Integrys Energy Group, Inc.	1,204	71,819
NiSource, Inc.	4,816	171,112
PG&E Corp.	6,983	301,666
Public Service Enterprise Group, Inc.	7,788	297,034
SCANA Corp.	2,107	108,131
Sempra Energy	3,552	343,691
TECO Energy, Inc.	3,131	53,697
Wisconsin Energy Corp.	3,432	159,760

		3,020,009

Total Utilities		13,227,604

Total Common Stocks (94.5%) (Cost $342,269,133)		552,658,002

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (0.1%)
BNP Paribas Finance, Inc. 0.02%, 4/1/14(p)	$500,000	500,000

Total Commercial Paper		500,000

Total Short-Term Investments (0.1%) (Cost $500,000)		500,000

Total Investments (94.6%) (Cost $342,769,133)		553,158,002
Other Assets Less Liabilities (5.4%)		31,589,265

Net Assets (100%)		$584,747,267

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,907,200.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	315	June-14	$28,868,676	$29,367,450	$498,774

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$96,875,696	$—	$—	$96,875,696
Consumer Staples	44,916,843	1,050,422	—	45,967,265
Energy	47,602,963	4,864,634	—	52,467,597
Financials	76,132,895	—	—	76,132,895
Health Care	82,325,756	1,739,494	—	84,065,250
Industrials	46,568,311	—	—	46,568,311
Information Technology	105,903,982	—	—	105,903,982
Materials	17,260,667	—	—	17,260,667
Telecommunication Services	10,569,651	3,619,084	—	14,188,735
Utilities	13,227,604	—	—	13,227,604
Futures	498,774	—	—	498,774
Short-Term Investments	—	500,000	—	500,000

Total Assets	$541,883,142	$11,773,634	$—	$553,656,776

Total Liabilities	$—	$—	$—	$—

Total	$541,883,142	$11,773,634	$—	$553,656,776

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,663,253
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,523,675

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,370,908
Aggregate gross unrealized depreciation	(3,757,771)

Net unrealized appreciation	$209,613,137

Federal income tax cost of investments	$343,544,865

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (1.3%)
Allison Transmission Holdings, Inc.	883	$26,437
Delphi Automotive plc	12,684	860,736
Gentex Corp.	1,797	56,659
Johnson Controls, Inc.	131,293	6,212,785
Lear Corp.	7,317	612,579
TRW Automotive Holdings Corp.*	16,077	1,312,205

		9,081,401

Automobiles (1.1%)
Ford Motor Co.	406,859	6,347,000
General Motors Co.	48,435	1,667,133

		8,014,133

Distributors (0.0%)
Genuine Parts Co.	228	19,802

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc., Class A*	2,842	97,310
DeVry Education Group, Inc.	1,862	78,930
Graham Holdings Co., Class B	197	138,639
Service Corp. International	1,372	27,276
Weight Watchers International, Inc.	293	6,018

		348,173

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	12,514	473,780
Choice Hotels International, Inc.	817	37,582
Darden Restaurants, Inc.	1,372	69,643
Hyatt Hotels Corp., Class A*	1,307	70,330
Marriott International, Inc., Class A	817	45,768
McDonald’s Corp.	13,460	1,319,484
MGM Resorts International*	11,042	285,546
Norwegian Cruise Line Holdings Ltd.*	59	1,904
Penn National Gaming, Inc.*	1,959	24,135
Royal Caribbean Cruises Ltd.	4,935	269,253
Starwood Hotels & Resorts Worldwide, Inc.	3,366	267,934
Wendy’s Co.	8,463	77,182

		2,942,541

Household Durables (0.4%)
D.R. Horton, Inc.	8,397	181,795
Garmin Ltd.	3,693	204,075
Harman International Industries, Inc.	2,059	219,078
Leggett & Platt, Inc.	4,214	137,545
Lennar Corp., Class A	4,900	194,138
Mohawk Industries, Inc.*	1,797	244,356
Newell Rubbermaid, Inc.	3,593	107,431
NVR, Inc.*	66	75,702
PulteGroup, Inc.	41,100	788,709
Taylor Morrison Home Corp., Class A*	31	728
Toll Brothers, Inc.*	5,031	180,613
Whirlpool Corp.	2,255	337,032

		2,671,202

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp., Class A*	14,573	420,723
zulily, Inc., Class A*	190	9,536

		430,259

Leisure Products (0.1%)
Hasbro, Inc.	11,496	639,407
Mattel, Inc.	6,570	263,523

		902,930

Media (3.9%)
CBS Corp. (Non-Voting), Class B	1,569	96,964
Comcast Corp., Class A	30,810	1,509,830
DreamWorks Animation SKG, Inc., Class A*	2,190	58,145
Gannett Co., Inc.	51,862	1,431,391
Interpublic Group of Cos., Inc.	6,959	119,277
John Wiley & Sons, Inc., Class A	1,372	79,082
Liberty Global plc*	28,476	1,159,258
Liberty Global plc, Class A*	7,772	323,315
Liberty Media Corp.*	2,886	377,287
News Corp., Class A*	3,872	66,676
Omnicom Group, Inc.	20,213	1,467,464
Regal Entertainment Group, Class A	1,862	34,782
Sirius XM Holdings, Inc.*	47,182	150,982
Starz, Class A*	306	9,878
Thomson Reuters Corp.	11,107	379,859
Time Warner, Inc.	121,081	7,910,222
Twenty-First Century Fox, Inc., Class A	48,420	1,547,987
Viacom, Inc., Class B	71,818	6,103,812
Walt Disney Co.	63,178	5,058,663

		27,884,874

Multiline Retail (0.6%)
Big Lots, Inc.*	1,241	46,997
Dillard’s, Inc., Class A	2,628	242,827
J.C. Penney Co., Inc.*	6,997	60,314
Kohl’s Corp.	12,345	701,196
Macy’s, Inc.	20,048	1,188,646
Sears Holdings Corp.*	1,307	62,422
Target Corp.	32,900	1,990,779

		4,293,181

Specialty Retail (1.1%)
Aaron's, Inc.	1,928	58,303
Abercrombie & Fitch Co., Class A	2,059	79,271
Advance Auto Parts, Inc.	5,672	717,508
American Eagle Outfitters, Inc.	1,959	23,978
Ascena Retail Group, Inc.*	3,235	55,901
Bed Bath & Beyond, Inc.*	4,710	324,048
Best Buy Co., Inc.	5,980	157,932
Chico’s FAS, Inc.	228	3,655
CST Brands, Inc.	1,782	55,670
DSW, Inc., Class A	162	5,809
Foot Locker, Inc.	3,986	187,262
GameStop Corp., Class A	37,328	1,534,181
Gap, Inc.	15,400	616,924
Guess?, Inc.	1,731	47,776
Lowe's Cos., Inc.	2,800	136,920
Murphy USA, Inc.*	1,454	59,018
Office Depot, Inc.*	214,400	885,472
Signet Jewelers Ltd.	2,255	238,714
Staples, Inc.	60,760	689,018
TJX Cos., Inc.	28,500	1,728,525

		7,605,885

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	555	44,250
PVH Corp.	328	40,925

		85,175

Total Consumer Discretionary		64,279,556

Consumer Staples (6.0%)
Beverages (0.5%)
Beam, Inc.	4,869	405,588

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Enterprises, Inc.	8,971	$428,455
Constellation Brands, Inc., Class A*	328	27,870
Diageo plc	58,447	1,814,008
Dr. Pepper Snapple Group, Inc.	11,384	619,973
Molson Coors Brewing Co., Class B	4,149	244,210

		3,540,104

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	121,700	9,110,462
Kroger Co.	41,700	1,820,205
Safeway, Inc.	6,666	246,242
Sprouts Farmers Market, Inc.*	106	3,819
Sysco Corp.	11,632	420,264
Walgreen Co.	7,059	466,106
Wal-Mart Stores, Inc.	16,298	1,245,656

		13,312,754

Food Products (1.4%)
Archer-Daniels-Midland Co.	18,232	791,087
Bunge Ltd.	4,411	350,719
Campbell Soup Co.	1,731	77,687
ConAgra Foods, Inc.	848	26,313
Danone S.A.	13,743	972,086
Dean Foods Co.	2,710	41,897
General Mills, Inc.	36,515	1,892,207
Ingredion, Inc.	2,059	140,177
J.M. Smucker Co.	2,810	273,244
Kellogg Co.	6,546	410,500
Mondelez International, Inc., Class A	75,855	2,620,790
Nestle S.A. (Registered)	29,414	2,216,311
Pinnacle Foods, Inc.	359	10,720
Tyson Foods, Inc., Class A	8,331	366,647

		10,190,385

Household Products (1.2%)
Clorox Co.	686	60,375
Energizer Holdings, Inc.	1,862	187,578
Kimberly-Clark Corp.	1,928	212,562
Procter & Gamble Co.	102,219	8,238,851

		8,699,366

Personal Products (0.0%)
Coty, Inc., Class A	548	8,209

Tobacco (1.0%)
Altria Group, Inc.	14,942	559,279
Imperial Tobacco Group plc	6,097	246,564
Lorillard, Inc.	28,886	1,562,155
Philip Morris International, Inc.	54,297	4,445,295
Reynolds American, Inc.	2,321	123,988

		6,937,281

Total Consumer Staples		42,688,099

Energy (11.9%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	1,338	67,422
Baker Hughes, Inc.	12,378	804,818
Cameron International Corp.*	2,710	167,397
Diamond Offshore Drilling, Inc.	2,059	100,397
Frank’s International N.V.	562	13,926
Halliburton Co.	95,742	5,638,246
Helmerich & Payne, Inc.	2,876	309,343
McDermott International, Inc.*	7,025	54,935
Nabors Industries Ltd.	45,356	1,118,025
National Oilwell Varco, Inc.	12,808	997,359
Oil States International, Inc.*	1,700	167,620
Patterson-UTI Energy, Inc.	4,345	137,650
Rowan Cos., plc, Class A*	3,659	123,235
RPC, Inc.	293	5,983
Superior Energy Services, Inc.	4,704	144,695
Tidewater, Inc.	1,504	73,124
Unit Corp.*	1,504	98,332

		10,022,507

Oil, Gas & Consumable Fuels (10.5%)
Anadarko Petroleum Corp.	14,180	1,201,897
Antero Resources Corp.*	596	37,310
Apache Corp.	18,695	1,550,750
Chesapeake Energy Corp.	24,784	634,966
Chevron Corp.	96,291	11,449,963
Cimarex Energy Co.	2,614	311,354
Cobalt International Energy, Inc.*	586	10,736
ConocoPhillips Co.	36,651	2,578,398
CONSOL Energy, Inc.	6,862	274,137
Denbury Resources, Inc.	11,078	181,679
Devon Energy Corp.	12,121	811,259
Encana Corp.	72,001	1,539,381
Energen Corp.	2,190	176,974
EOG Resources, Inc.	3,120	612,050
EQT Corp.	359	34,812
Exxon Mobil Corp.	269,950	26,368,716
Golar LNG Ltd.	1,307	54,489
Gulfport Energy Corp.*	524	37,298
Hess Corp.	34,514	2,860,520
HollyFrontier Corp.	6,111	290,761
Kinder Morgan, Inc.	1,600	51,984
Laredo Petroleum Holdings, Inc.*	131	3,388
Marathon Oil Corp.	124,230	4,412,650
Marathon Petroleum Corp.	13,086	1,139,006
Murphy Oil Corp.	5,718	359,434
Newfield Exploration Co.*	4,052	127,071
Noble Energy, Inc.	9,411	668,557
Occidental Petroleum Corp.	65,018	6,195,565
ONEOK, Inc.	393	23,285
PBF Energy, Inc., Class A	680	17,544
Peabody Energy Corp.	8,004	130,785
Phillips 66	27,694	2,134,100
Pioneer Natural Resources Co.	1,145	214,275
QEP Resources, Inc.	4,769	140,399
SandRidge Energy, Inc.*	14,735	90,473
Southwestern Energy Co.*	47,808	2,199,646
Spectra Energy Corp.	20,029	739,871
Teekay Corp.	1,110	62,426
Tesoro Corp.	4,017	203,220
Ultra Petroleum Corp.*	4,542	122,134
Valero Energy Corp.	59,004	3,133,112
Whiting Petroleum Corp.*	3,235	224,477
Williams Cos., Inc.	9,214	373,904
World Fuel Services Corp.	1,731	76,337
WPX Energy, Inc.*	5,957	107,405

		73,968,498

Total Energy		83,991,005

Financials (24.7%)
Banks (6.2%)
Associated Banc-Corp.	4,966	89,686
Bank of Hawaii Corp.	1,372	83,157
BankUnited, Inc.	1,928	67,037
BB&T Corp.	20,943	841,280
BOK Financial Corp.	817	56,414
CapitalSource, Inc.	5,649	82,419
CIT Group, Inc.	32,445	1,590,454

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Citigroup, Inc.	228,628	$10,882,693
City National Corp./California	1,438	113,199
Comerica, Inc.	20,321	1,052,628
Commerce Bancshares, Inc./Missouri	2,449	113,683
Cullen/Frost Bankers, Inc.	1,535	119,009
East West Bancorp, Inc.	4,152	151,548
Fifth Third Bancorp	37,505	860,740
First Citizens BancShares, Inc./North Carolina, Class A	262	63,076
First Horizon National Corp.	7,181	88,613
First Niagara Financial Group, Inc.	10,587	100,047
First Republic Bank/California	3,497	188,803
Fulton Financial Corp.	5,783	72,750
Huntington Bancshares, Inc./Ohio	25,060	249,848
KeyCorp	27,477	391,272
M&T Bank Corp.	3,899	472,949
PNC Financial Services Group, Inc.	81,898	7,125,126
Popular, Inc.*	3,051	94,550
Regions Financial Corp.	67,342	748,170
Signature Bank/New York*	1,307	164,146
SunTrust Banks, Inc.	25,273	1,005,613
SVB Financial Group*	1,372	176,686
Synovus Financial Corp.	29,287	99,283
TCF Financial Corp.	4,835	80,551
U.S. Bancorp/Minnesota	82,498	3,535,864
Valley National Bancorp	5,927	61,700
Wells Fargo & Co.	267,159	13,288,489
Zions Bancorp	5,455	168,996

		44,280,479

Capital Markets (3.4%)
American Capital Ltd.*	8,418	132,920
Ameriprise Financial, Inc.	4,083	449,416
Ares Capital Corp.	8,838	155,726
Artisan Partners Asset Management, Inc., Class A	262	16,833
Bank of New York Mellon Corp.	101,410	3,578,759
BlackRock, Inc.	6,224	1,957,324
Charles Schwab Corp.	28,360	775,079
E*TRADE Financial Corp.*	8,494	195,532
Federated Investors, Inc., Class B	686	20,950
Franklin Resources, Inc.	30,178	1,635,044
Goldman Sachs Group, Inc.	56,951	9,331,421
Invesco Ltd.	13,232	489,584
Legg Mason, Inc.	3,300	161,832
LPL Financial Holdings, Inc.	314	16,498
Morgan Stanley	45,570	1,420,417
Northern Trust Corp.	7,156	469,147
Raymond James Financial, Inc.	3,693	206,549
SEI Investments Co.	162	5,445
State Street Corp.	37,392	2,600,614
TD Ameritrade Holding Corp.	6,893	234,017

		23,853,107

Consumer Finance (1.6%)
Capital One Financial Corp.	101,413	7,825,027
Discover Financial Services	37,270	2,168,741
SLM Corp.	54,132	1,325,152

		11,318,920

Diversified Financial Services (5.8%)
Bank of America Corp.	818,777	14,082,964
Berkshire Hathaway, Inc., Class B*	61,745	7,716,273
CME Group, Inc./Illinois	9,542	706,203
ING US, Inc.	28,055	1,017,555
Interactive Brokers Group, Inc., Class A	1,372	29,731
IntercontinentalExchange Group, Inc.	1,228	242,935
JPMorgan Chase & Co.	245,207	14,886,517
Leucadia National Corp.	7,629	213,612
McGraw Hill Financial, Inc.	12,695	968,629
Moody’s Corp.	4,602	365,031
MSCI, Inc.*	2,124	91,374
NASDAQ OMX Group, Inc.	18,949	699,976

		41,020,800

Insurance (5.9%)
ACE Ltd.	61,472	6,089,416
Aflac, Inc.	13,918	877,391
Alleghany Corp.*	534	217,541
Allied World Assurance Co. Holdings AG	686	70,788
Allstate Corp.	30,584	1,730,443
American Financial Group, Inc./Ohio	19,493	1,124,941
American International Group, Inc.	86,140	4,307,861
American National Insurance Co.	262	29,619
Aon plc	30,824	2,597,847
Arch Capital Group Ltd.*	3,724	214,279
Aspen Insurance Holdings Ltd.	1,993	79,122
Assurant, Inc.	15,786	1,025,459
Assured Guaranty Ltd.	4,966	125,739
Axis Capital Holdings Ltd.	2,679	122,832
Brown & Brown, Inc.	1,862	57,275
Chubb Corp.	28,888	2,579,698
Cincinnati Financial Corp.	4,835	235,271
CNA Financial Corp.	817	34,902
Endurance Specialty Holdings Ltd.	883	47,532
Everest Reinsurance Group Ltd.	1,569	240,135
Fidelity National Financial, Inc., Class A	7,512	236,177
Genworth Financial, Inc., Class A*	81,135	1,438,524
Hanover Insurance Group, Inc.	914	56,156
Hartford Financial Services Group, Inc.	13,625	480,554
HCC Insurance Holdings, Inc.	2,973	135,242
Kemper Corp.	1,438	56,327
Lincoln National Corp.	47,038	2,383,415
Loews Corp.	8,463	372,795
Markel Corp.*	424	252,746
Marsh & McLennan Cos., Inc.	5,490	270,657
MBIA, Inc.*	4,149	58,045
Mercury General Corp.	817	36,830
MetLife, Inc.	72,144	3,809,203
Old Republic International Corp.	7,711	126,460
PartnerReinsurance Ltd.	15,652	1,619,982
Principal Financial Group, Inc.	8,756	402,688
ProAssurance Corp.	1,862	82,915
Progressive Corp.	3,462	83,850
Protective Life Corp.	2,386	125,480
Prudential Financial, Inc.	25,603	2,167,294
Reinsurance Group of America, Inc.	10,590	843,282
RenaissanceReinsurance Holdings Ltd.	1,372	133,907
StanCorp Financial Group, Inc.	1,307	87,308
Torchmark Corp.	2,810	221,147
Travelers Cos., Inc.	38,495	3,275,925
Unum Group	11,373	401,581
Validus Holdings Ltd.	2,876	108,454
W. R. Berkley Corp.	3,235	134,641

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
White Mountains Insurance Group Ltd.	262	$157,174
XL Group plc	24,408	762,750

		42,129,600

Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	2,190	158,906
American Campus Communities, Inc. (REIT)	3,104	115,934
American Capital Agency Corp. (REIT)	11,800	253,582
American Homes 4 Rent (REIT), Class A	1,137	18,999
Annaly Capital Management, Inc. (REIT)	28,320	310,670
Apartment Investment & Management Co. (REIT), Class A	1,928	58,264
AvalonBay Communities, Inc. (REIT)	3,895	511,491
BioMed Realty Trust, Inc. (REIT)	5,521	113,125
Boston Properties, Inc. (REIT)	4,183	479,079
Brandywine Realty Trust (REIT)	4,673	67,572
BRE Properties, Inc. (REIT)	2,286	143,515
Brixmor Property Group, Inc. (REIT)	1,106	23,591
Camden Property Trust (REIT)	2,548	171,582
CBL & Associates Properties, Inc. (REIT)	3,235	57,421
Chimera Investment Corp. (REIT)	30,712	93,979
CommonWealth REIT (REIT)	3,479	91,498
Corporate Office Properties Trust/Maryland (REIT)	2,548	67,879
Corrections Corp. of America (REIT)	1,215	38,054
DDR Corp. (REIT)	8,807	145,139
Digital Realty Trust, Inc. (REIT)	783	41,562
Douglas Emmett, Inc. (REIT)	4,214	114,368
Duke Realty Corp. (REIT)	9,573	161,592
Equity Lifestyle Properties, Inc. (REIT)	686	27,886
Equity Residential (REIT)	10,749	623,335
Essex Property Trust, Inc. (REIT)	1,210	205,760
Extra Space Storage, Inc. (REIT)	3,038	147,373
Federal Realty Investment Trust (REIT)	686	78,698
Gaming and Leisure Properties, Inc. (REIT)	2,642	96,327
General Growth Properties, Inc. (REIT)	16,747	368,434
Hatteras Financial Corp. (REIT)	2,907	54,797
HCP, Inc. (REIT)	13,599	527,505
Health Care REIT, Inc. (REIT)	8,528	508,269
Healthcare Trust of America, Inc. (REIT), Class A	3,300	37,587
Home Properties, Inc. (REIT)	1,735	104,308
Hospitality Properties Trust (REIT)	4,383	125,880
Host Hotels & Resorts, Inc. (REIT)	22,290	451,150
Kilroy Realty Corp. (REIT)	2,421	141,822
Kimco Realty Corp. (REIT)	12,187	266,652
Liberty Property Trust (REIT)	3,869	142,998
Macerich Co. (REIT)	4,140	258,046
Mack-Cali Realty Corp. (REIT)	2,614	54,345
MFA Financial, Inc. (REIT)	10,749	83,305
Mid-America Apartment Communities, Inc. (REIT)	2,207	150,672
National Retail Properties, Inc. (REIT)	3,462	118,816
Piedmont Office Realty Trust, Inc. (REIT), Class A	4,966	85,167
Post Properties, Inc. (REIT)	1,600	78,560
Prologis, Inc. (REIT)	14,942	610,082
Public Storage (REIT)	328	55,265
Realty Income Corp. (REIT)	6,149	251,248
Regency Centers Corp. (REIT)	1,635	83,483
Retail Properties of America, Inc. (REIT), Class A	3,986	53,970
Senior Housing Properties Trust (REIT)	5,162	115,990
Simon Property Group, Inc. (REIT)	2,402	393,928
SL Green Realty Corp. (REIT)	2,810	282,742
Spirit Realty Capital, Inc. (REIT)	8,873	97,426
Taubman Centers, Inc. (REIT)	1,535	108,663
Two Harbors Investment Corp. (REIT)	10,880	111,520
UDR, Inc. (REIT)	7,449	192,408
Ventas, Inc. (REIT)	4,773	289,101
Vornado Realty Trust (REIT)	4,514	444,900
Weingarten Realty Investors (REIT)	3,593	107,790
WP Carey, Inc. (REIT)	1,766	106,084

		11,280,094

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	4,638	88,586
Howard Hughes Corp.*	1,166	166,400
Jones Lang LaSalle, Inc.	1,307	154,879
Realogy Holdings Corp.*	359	15,599
St. Joe Co.*	1,797	34,592

		460,056

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	15,770	155,019
New York Community Bancorp, Inc.	13,101	210,533
People’s United Financial, Inc.	9,201	136,819
TFS Financial Corp.*	2,286	28,415
Washington Federal, Inc.	3,038	70,785

		601,571

Total Financials		174,944,627

Health Care (12.5%)
Biotechnology (0.1%)
Theravance, Inc.*	8,000	247,520
Vertex Pharmaceuticals, Inc.*	6,814	481,886

		729,406

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	82,598	3,180,849
Alere, Inc.*	2,352	80,791
Baxter International, Inc.	53,091	3,906,436
Boston Scientific Corp.*	40,385	546,005
CareFusion Corp.*	6,600	265,452
Cooper Cos., Inc.	359	49,312
Covidien plc	67,025	4,937,062
DENTSPLY International, Inc.	3,038	139,870
Hill-Rom Holdings, Inc.	1,731	66,713
Hologic, Inc.*	5,652	121,518
Medtronic, Inc.	88,962	5,474,721
St. Jude Medical, Inc.	17,031	1,113,657
Stryker Corp.	4,183	340,789
Teleflex, Inc.	1,241	133,085
Zimmer Holdings, Inc.	4,804	454,362

		20,810,622

Health Care Providers & Services (1.6%)
Aetna, Inc.	24,600	1,844,262

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Health, Inc.	10,194	$713,376
Cigna Corp.	8,104	678,548
Community Health Systems, Inc.*	2,614	102,390
Envision Healthcare Holdings, Inc.*	497	16,814
Express Scripts Holding Co.*	19,651	1,475,594
HCA Holdings, Inc.*	7,383	387,608
Health Net, Inc.*	22,336	759,647
Humana, Inc.	4,738	534,067
LifePoint Hospitals, Inc.*	1,438	78,443
MEDNAX, Inc.*	1,010	62,600
Omnicare, Inc.	3,104	185,216
Patterson Cos., Inc.	228	9,521
Premier, Inc., Class A*	335	11,038
Quest Diagnostics, Inc.	12,073	699,268
UnitedHealth Group, Inc.	30,555	2,505,205
Universal Health Services, Inc., Class B	948	77,802
VCA Antech, Inc.*	2,614	84,249
WellPoint, Inc.	12,818	1,276,032

		11,501,680

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	5,293	95,433
Veeva Systems, Inc., Class A*	152	4,058

		99,491

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	9,214	515,247
Bio-Rad Laboratories, Inc., Class A*	621	79,563
Charles River Laboratories International, Inc.*	817	49,298
PerkinElmer, Inc.	3,366	151,672
QIAGEN N.V.*	6,959	146,765
Quintiles Transnational Holdings, Inc.*	424	21,526
Techne Corp.	621	53,015
Thermo Fisher Scientific, Inc.	22,952	2,759,748

		3,776,834

Pharmaceuticals (7.3%)
Bristol-Myers Squibb Co.	6,787	352,585
Eli Lilly and Co.	23,132	1,361,550
Forest Laboratories, Inc.*	8,038	741,666
GlaxoSmithKline plc (ADR)	21,900	1,170,117
Hospira, Inc.*	4,900	211,925
Johnson & Johnson	156,284	15,351,777
Mallinckrodt plc*	1,739	110,270
Merck & Co., Inc.	133,552	7,581,747
Novartis AG (Registered)	4,560	387,305
Pfizer, Inc.	704,361	22,624,075
Roche Holding AG	1,300	390,763
Roche Holding AG (ADR)	28,698	1,082,489
Zoetis, Inc.	1,096	31,718

		51,397,987

Total Health Care		88,316,020

Industrials (10.0%)
Aerospace & Defense (3.1%)
Alliant Techsystems, Inc.	1,014	144,140
B/E Aerospace, Inc.*	197	17,098
Boeing Co.	36,700	4,605,483
Exelis, Inc.	5,587	106,209
General Dynamics Corp.	8,952	975,052
Honeywell International, Inc.	64,644	5,996,377
L-3 Communications Holdings, Inc.	2,745	324,322
Lockheed Martin Corp.	17,166	2,802,178
Northrop Grumman Corp.	19,798	2,442,677
Raytheon Co.	9,704	958,658
Rockwell Collins, Inc.	424	33,780
Spirit AeroSystems Holdings, Inc., Class A*	3,038	85,641
Textron, Inc.	8,266	324,771
Triumph Group, Inc.	1,241	80,144
United Technologies Corp.	23,588	2,756,022

		21,652,552

Air Freight & Logistics (0.5%)
FedEx Corp.	9,542	1,264,887
United Parcel Service, Inc., Class B	19,555	1,904,266

		3,169,153

Airlines (0.2%)
Alaska Air Group, Inc.	197	18,382
American Airlines Group, Inc.*	2,480	90,768
Delta Air Lines, Inc.	31,187	1,080,629
Southwest Airlines Co.	19,211	453,572

		1,643,351

Building Products (0.0%)
A.O. Smith Corp.	1,307	60,148
Allegion plc	849	44,292
Fortune Brands Home & Security, Inc.	555	23,355
Owens Corning, Inc.	3,528	152,304

		280,099

Commercial Services & Supplies (0.4%)
ADT Corp.	6,035	180,748
Cintas Corp.	2,255	134,421
Covanta Holding Corp.	3,104	56,027
Iron Mountain, Inc.	453	12,489
KAR Auction Services, Inc.	1,338	40,608
Pitney Bowes, Inc.	3,331	86,573
R.R. Donnelley & Sons Co.	2,817	50,424
Republic Services, Inc.	8,104	276,833
Tyco International Ltd.	33,177	1,406,705
Waste Connections, Inc.	229	10,044
Waste Management, Inc.	12,873	541,567

		2,796,439

Construction & Engineering (0.2%)
AECOM Technology Corp.*	2,710	87,181
Fluor Corp.	1,993	154,916
Jacobs Engineering Group, Inc.*	3,921	248,984
KBR, Inc.	4,411	117,685
Quanta Services, Inc.*	4,900	180,810
URS Corp.	8,221	386,880

		1,176,456

Electrical Equipment (0.4%)
Babcock & Wilcox Co.	979	32,503
Eaton Corp. plc	28,943	2,174,198
Emerson Electric Co.	5,390	360,052
Hubbell, Inc., Class B	490	58,736
Regal-Beloit Corp.	1,372	99,758

		2,725,247

Industrial Conglomerates (3.5%)
3M Co.	21,321	2,892,407
Carlisle Cos., Inc.	1,797	142,574
Danaher Corp.	35,109	2,633,175
General Electric Co.	735,220	19,034,846

		24,703,002

Machinery (1.3%)
AGCO Corp.	2,942	162,281
Caterpillar, Inc.	16,108	1,600,652
Crane Co.	131	9,321

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cummins, Inc.	1,079	$160,760
Donaldson Co., Inc.	293	12,423
Dover Corp.	1,372	112,161
Harsco Corp.	2,155	50,492
IDEX Corp.	197	14,359
Illinois Tool Works, Inc.	26,748	2,175,415
Ingersoll-Rand plc	2,548	145,847
Joy Global, Inc.	3,169	183,802
Kennametal, Inc.	2,386	105,700
Navistar International Corp.*	1,438	48,705
Oshkosh Corp.	2,614	153,886
PACCAR, Inc.	9,180	619,099
Parker Hannifin Corp.	4,476	535,822
Pentair Ltd. (Registered)	12,472	989,528
Snap-on, Inc.	1,569	178,050
SPX Corp.	1,438	141,370
Stanley Black & Decker, Inc.	15,348	1,246,872
Terex Corp.	3,300	146,190
Timken Co.	2,614	153,651
Trinity Industries, Inc.	2,352	169,509
Xylem, Inc.	5,162	188,000

		9,303,895

Marine (0.0%)
Kirby Corp.*	686	69,458

Professional Services (0.1%)
Dun & Bradstreet Corp.	131	13,015
Manpowergroup, Inc.	2,286	180,205
Nielsen Holdings N.V.	5,540	247,250
Towers Watson & Co., Class A	1,993	227,302

		667,772

Road & Rail (0.3%)
Amerco, Inc.	131	30,408
Canadian National Railway Co.	13,604	764,817
Con-way, Inc.	1,045	42,928
CSX Corp.	15,290	442,951
Genesee & Wyoming, Inc., Class A*	752	73,185
Norfolk Southern Corp.	7,711	749,278
Ryder System, Inc.	1,569	125,394

		2,228,961

Trading Companies & Distributors (0.0%)
Air Lease Corp.	2,024	75,475
GATX Corp.	1,438	97,611
HD Supply Holdings, Inc.*	599	15,664
MRC Global, Inc.*	1,338	36,072
WESCO International, Inc.*	1,307	108,769

		333,591

Total Industrials		70,749,976

Information Technology (8.6%)
Communications Equipment (1.5%)
Brocade Communications Systems, Inc.*	78,232	830,041
Cisco Systems, Inc.	348,373	7,807,039
CommScope Holding Co., Inc.*	512	12,636
EchoStar Corp., Class A*	1,176	55,931
Harris Corp.	18,545	1,356,752
JDS Uniphase Corp.*	1,535	21,490
Juniper Networks, Inc.*	12,318	317,312
Motorola Solutions, Inc.	359	23,080
Polycom, Inc.*	5,162	70,823
Riverbed Technology, Inc.*	262	5,164

		10,500,268

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	16,104	955,933
Avnet, Inc.	4,117	191,564
AVX Corp.	1,372	18,083
CDW Corp.	494	13,555
Corning, Inc.	44,075	917,641
Dolby Laboratories, Inc., Class A*	817	36,357
FLIR Systems, Inc.	1,241	44,676
Ingram Micro, Inc., Class A*	4,542	134,262
Jabil Circuit, Inc.	6,045	108,810
Knowles Corp.*	686	21,657
Tech Data Corp.*	1,110	67,666
Vishay Intertechnology, Inc.	3,921	58,344
Zebra Technologies Corp., Class A*	1,372	95,231

		2,663,779

Internet Software & Services (0.2%)
AOL, Inc.*	2,270	99,358
Twitter, Inc.*	589	27,488
Yahoo!, Inc.*	26,793	961,869

		1,088,715

IT Services (1.4%)
Accenture plc, Class A	31,123	2,481,126
Amdocs Ltd.	12,569	583,956
Booz Allen Hamilton Holding Corp.	8	176
Computer Sciences Corp.	4,476	272,230
CoreLogic, Inc.*	2,776	83,391
DST Systems, Inc.	197	18,674
Fidelity National Information Services, Inc.	14,432	771,390
Fiserv, Inc.*	11,816	669,849
International Business Machines Corp.	12,372	2,381,486
Leidos Holdings, Inc.	2,222	78,592
Paychex, Inc.	914	38,936
Science Applications International Corp.	1,241	46,401
Total System Services, Inc.	1,045	31,779
VeriFone Systems, Inc.*	3,235	109,408
Western Union Co.	56,860	930,230
Xerox Corp.	156,888	1,772,834

		10,270,458

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	6,207	224,942
Analog Devices, Inc.	5,228	277,816
Applied Materials, Inc.	62,921	1,284,847
Avago Technologies Ltd.	621	39,999
Broadcom Corp., Class A	9,573	301,358
Fairchild Semiconductor International, Inc.*	3,790	52,264
First Solar, Inc.*	1,997	139,371
Freescale Semiconductor Ltd.*	848	20,700
Intel Corp.	169,932	4,385,945
KLA-Tencor Corp.	4,966	343,349
Lam Research Corp.*	16,232	892,760
LSI Corp.	14,473	160,216
Marvell Technology Group Ltd.	11,728	184,716
Micron Technology, Inc.*	56,978	1,348,099
NVIDIA Corp.	24,718	442,699
ON Semiconductor Corp.*	621	5,837
Silicon Laboratories, Inc.*	197	10,293
Skyworks Solutions, Inc.*	914	34,293
Teradyne, Inc.*	5,652	112,418
Texas Instruments, Inc.	87,805	4,140,006

		14,401,928

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Software (1.2%)
Activision Blizzard, Inc.	7,889	$161,251
Adobe Systems, Inc.*	9,149	601,455
Autodesk, Inc.*	1,372	67,475
CA, Inc.	9,735	301,493
Compuware Corp.	6,338	66,549
Electronic Arts, Inc.*	43,924	1,274,235
FireEye, Inc.*	125	7,696
MICROS Systems, Inc.*	1,993	105,490
Nuance Communications, Inc.*	7,776	133,514
Oracle Corp.	139,191	5,694,304
Rovi Corp.*	2,645	60,253
Symantec Corp.	5,587	111,572
Synopsys, Inc.*	4,607	176,955
Zynga, Inc., Class A*	17,415	74,885

		8,837,127

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	9,528	5,114,059
Diebold, Inc.	1,862	74,275
EMC Corp.	31,398	860,619
Hewlett-Packard Co.	140,329	4,541,047
Lexmark International, Inc., Class A	1,862	86,192
NetApp, Inc.	52,050	1,920,645
SanDisk Corp.	3,686	299,266
Stratasys Ltd.*	485	51,454
Western Digital Corp.	6,338	581,955

		13,529,512

Total Information Technology		61,291,787

Materials (2.4%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	6,307	750,785
Albemarle Corp.	1,500	99,630
Ashland, Inc.	2,352	233,977
Cabot Corp.	1,862	109,970
CF Industries Holdings, Inc.	1,784	464,982
Cytec Industries, Inc.	1,141	111,373
Dow Chemical Co.	31,498	1,530,488
Huntsman Corp.	5,718	139,633
Kronos Worldwide, Inc.	555	9,257
LyondellBasell Industries N.V., Class A	13,800	1,227,372
Monsanto Co.	33,531	3,814,822
Mosaic Co.	43,617	2,180,850
PPG Industries, Inc.	8,972	1,735,723
Rockwood Holdings, Inc.	621	46,202
RPM International, Inc.	262	10,962
Sigma-Aldrich Corp.	262	24,466
Valspar Corp.	1,590	114,671
W.R. Grace & Co.*	328	32,528
Westlake Chemical Corp.	262	17,339

		12,655,030

Construction Materials (0.0%)
Vulcan Materials Co.	3,921	260,551

Containers & Packaging (0.2%)
AptarGroup, Inc.	621	41,048
Avery Dennison Corp.	2,059	104,330
Bemis Co., Inc.	1,666	65,374
Crown Holdings, Inc.*	10,921	488,606
Greif, Inc., Class A	752	39,472
MeadWestvaco Corp.	5,293	199,229
Owens-Illinois, Inc.*	1,993	67,423
Rock-Tenn Co., Class A	621	65,559
Sonoco Products Co.	2,973	121,952

		1,192,993

Metals & Mining (0.4%)
Alcoa, Inc.	31,953	411,235
Allegheny Technologies, Inc.	3,169	119,408
Carpenter Technology Corp.	1,372	90,607
Cliffs Natural Resources, Inc.	4,542	92,929
Freeport-McMoRan Copper & Gold, Inc.	30,888	1,021,466
Newmont Mining Corp.	14,670	343,865
Nucor Corp.	9,507	480,484
Reliance Steel & Aluminum Co.	2,286	161,529
Royal Gold, Inc.	1,438	90,047
Steel Dynamics, Inc.	6,500	115,635
Tahoe Resources, Inc.*	2,155	45,578
United States Steel Corp.	4,280	118,171

		3,090,954

Paper & Forest Products (0.0%)
Domtar Corp.	979	109,863
International Paper Co.	1,862	85,429

		195,292

Total Materials		17,394,820

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	260,803	9,146,361
CenturyLink, Inc.	18,208	597,951
Frontier Communications Corp.	29,824	169,997
Intelsat S.A.*	621	11,625
Level 3 Communications, Inc.*	3,195	125,052
Verizon Communications, Inc.	47,207	2,246,806
Windstream Holdings, Inc.	914	7,531

		12,305,323

Wireless Telecommunication Services (0.6%)
Sprint Corp.*	20,813	191,272
Telephone & Data Systems, Inc.	2,728	71,501
T-Mobile US, Inc.*	5,643	186,388
U.S. Cellular Corp.	359	14,723
Vodafone Group plc	217,988	802,535
Vodafone Group plc (ADR)	71,587	2,635,117

		3,901,536

Total Telecommunication Services		16,206,859

Utilities (3.7%)
Electric Utilities (2.1%)
American Electric Power Co., Inc.	14,573	738,268
Duke Energy Corp.	27,001	1,923,011
Edison International	40,269	2,279,628
Entergy Corp.	5,359	358,249
Exelon Corp.	118,720	3,984,243
FirstEnergy Corp.	12,460	424,014
Great Plains Energy, Inc.	4,507	121,869
Hawaiian Electric Industries, Inc.	2,942	74,786
NextEra Energy, Inc.	12,777	1,221,737
Northeast Utilities	9,362	425,971
OGE Energy Corp.	5,914	217,399
Pepco Holdings, Inc.	7,383	151,204
Pinnacle West Capital Corp.	3,300	180,378
PPL Corp.	32,113	1,064,225
Southern Co.	26,074	1,145,691
Westar Energy, Inc.	3,790	133,256
Xcel Energy, Inc.	14,866	451,332

		14,895,261

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.4%)
AGL Resources, Inc.	3,562	$174,395
Atmos Energy Corp.	24,236	1,142,243
National Fuel Gas Co.	2,255	157,940
ONE Gas, Inc.*	98	3,521
Questar Corp.	4,542	108,009
UGI Corp.	24,431	1,114,298

		2,700,406

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	18,525	264,537
Calpine Corp.*	20,256	423,553
NRG Energy, Inc.	9,638	306,489

		994,579

Multi-Utilities (1.0%)
Alliant Energy Corp.	3,366	191,223
Ameren Corp.	7,287	300,224
CenterPoint Energy, Inc.	38,808	919,362
CMS Energy Corp.	7,973	233,449
Consolidated Edison, Inc.	8,756	469,759
Dominion Resources, Inc.	17,284	1,226,991
DTE Energy Co.	5,228	388,388
Integrys Energy Group, Inc.	2,352	140,297
MDU Resources Group, Inc.	5,587	191,690
NiSource, Inc.	9,345	332,028
PG&E Corp.	13,266	573,091
Public Service Enterprise Group, Inc.	20,970	799,796
SCANA Corp.	4,149	212,927
Sempra Energy	7,352	711,380
TECO Energy, Inc.	6,469	110,943
Vectren Corp.	2,417	95,206
Wisconsin Energy Corp.	6,828	317,843

		7,214,597

Water Utilities (0.0%)
American Water Works Co., Inc.	5,259	238,759
Aqua America, Inc.	637	15,969

		254,728

Total Utilities		26,059,571

Total Common Stocks (91.2%) (Cost $422,919,077)		645,922,320

CONVERTIBLE PREFERRED STOCK:
Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp. 7.500%	3,427	228,135

Total Convertible Preferred Stock (0.0%) (Cost $172,098)		228,135

Total Investments (91.2%) (Cost $423,091,175)		646,150,455
Other Assets Less Liabilities (8.8%)		62,252,457

Net Assets (100%)		$708,402,912

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	561	June-14	$51,413,737	$52,302,030	$888,293
S&P MidCap 400 E-Mini Index	53	June-14	7,208,349	7,286,970	78,621

					$966,914

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$64,279,556	$—	$—	$64,279,556
Consumer Staples	37,439,130	5,248,969	—	42,688,099
Energy	83,991,005	—	—	83,991,005
Financials	174,944,627	—	—	174,944,627
Health Care	87,537,952	778,068	—	88,316,020
Industrials	70,749,976	—	—	70,749,976
Information Technology	61,291,787	—	—	61,291,787
Materials	17,394,820	—	—	17,394,820
Telecommunication Services	14,897,867	1,308,992	—	16,206,859
Utilities	26,059,571	—	—	26,059,571
Convertible Preferred Stocks
Industrials	228,135	—	—	228,135
Futures	966,914	—	—	966,914

Total Assets	$639,781,340	$7,336,029	$—	$647,117,369

Total Liabilities	$—	$—	$—	$—

Total	$639,781,340	$7,336,029	$—	$647,117,369

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,248,554
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$42,453,957

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,117,138
Aggregate gross unrealized depreciation	(4,585,149)

Net unrealized appreciation	$216,531,989

Federal income tax cost of investments	$429,618,466

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.0%)
Auto Components (1.2%)
Allison Transmission Holdings, Inc.	210	$6,287
American Axle & Manufacturing Holdings, Inc.*	21,562	399,328
Cooper Tire & Rubber Co.	351	8,529
Dana Holding Corp.	615	14,311
Dorman Products, Inc.*	1,161	68,569
Drew Industries, Inc.	1,060	57,452
Fox Factory Holding Corp.*	214	4,045
Gentex Corp.	3,807	120,035
Gentherm, Inc.*	1,628	56,524
Goodyear Tire & Rubber Co.	11,349	296,549
Lear Corp.	422	35,330
Standard Motor Products, Inc.	661	23,644
Stoneridge, Inc.*	1,066	11,971
Tenneco, Inc.*	15,182	881,619
Tower International, Inc.*	268	7,295
Visteon Corp.*	2,300	203,412

		2,194,900

Automobiles (0.1%)
Thor Industries, Inc.	2,039	124,501
Winnebago Industries, Inc.*	1,308	35,826

		160,327

Distributors (0.5%)
Core-Mark Holding Co., Inc.	63	4,574
LKQ Corp.*	34,664	913,397
Pool Corp.	2,148	131,715
Weyco Group, Inc.	13	351

		1,050,037

Diversified Consumer Services (1.4%)
2U, Inc.*	4,000	54,600
American Public Education, Inc.*	7,528	264,082
Ascent Capital Group, Inc., Class A*	84	6,346
Bright Horizons Family Solutions, Inc.*	9,054	354,102
Capella Education Co.	516	32,585
Carriage Services, Inc.	702	12,804
Education Management Corp.*	1,083	5,274
Grand Canyon Education, Inc.*	21,595	1,008,487
Hillenbrand, Inc.	2,544	82,248
Houghton Mifflin Harcourt Co.*	655	13,316
ITT Educational Services, Inc.*	1,096	31,433
JTH Holding, Inc., Class A*	178	4,938
K12, Inc.*	1,279	28,969
LifeLock, Inc.*	2,955	50,560
Lincoln Educational Services Corp.	452	1,704
Matthews International Corp., Class A	565	23,058
Nord Anglia Education, Inc.*	13,300	254,961
Service Corp. International	7,637	151,824
Sotheby’s, Inc.	3,161	137,662
Steiner Leisure Ltd.*	209	9,666
Strayer Education, Inc.*	517	24,004
Weight Watchers International, Inc.	681	13,988

		2,566,611

Hotels, Restaurants & Leisure (3.6%)
ARAMARK Holdings Corp.	1,700	49,164
Bally Technologies, Inc.*	1,788	118,491
BJ’s Restaurants, Inc.*	1,151	37,649
Bloomin’ Brands, Inc.*	19,519	470,408
Bob Evans Farms, Inc.	134	6,704
Boyd Gaming Corp.*	3,299	43,547
Bravo Brio Restaurant Group, Inc.*	825	11,641
Brinker International, Inc.	3,064	160,707
Buffalo Wild Wings, Inc.*	4,660	693,874
Burger King Worldwide, Inc.	4,620	122,661
Caesars Entertainment Corp.*	1,708	32,469
Cheesecake Factory, Inc.	2,462	117,265
Choice Hotels International, Inc.	143	6,578
Churchill Downs, Inc.	632	57,702
Chuy’s Holdings, Inc.*	749	32,312
ClubCorp Holdings, Inc.	441	8,335
Cracker Barrel Old Country Store, Inc.*	905	88,002
Del Frisco’s Restaurant Group, Inc.*	211	5,887
Denny’s Corp.*	3,339	21,470
Diamond Resorts International, Inc.*	474	8,034
DineEquity, Inc.	405	31,618
Diversified Restaurant Holdings, Inc.*	531	2,655
Domino’s Pizza, Inc.	2,598	199,968
Dunkin’ Brands Group, Inc.	4,924	247,086
Einstein Noah Restaurant Group, Inc.	260	4,280
Fiesta Restaurant Group, Inc.*	1,035	47,186
Ignite Restaurant Group, Inc.*	333	4,685
International Game Technology	11,433	160,748
Interval Leisure Group, Inc.	1,818	47,522
Intrawest Resorts Holdings, Inc.*	415	5,412
Jack in the Box, Inc.*	1,540	90,768
Jamba, Inc.*	755	9,056
Krispy Kreme Doughnuts, Inc.*	3,040	53,899
Life Time Fitness, Inc.*	6,060	291,486
Melco Crown Entertainment Ltd. (ADR)*	6,413	247,862
Monarch Casino & Resort, Inc.*	273	5,059
Morgans Hotel Group Co.*	643	5,170
Multimedia Games Holding Co., Inc.*	1,330	38,623
Nathan’s Famous, Inc.*	117	5,732
Noodles & Co.*	9,795	386,609
Norwegian Cruise Line Holdings Ltd.*	13,138	423,963
Panera Bread Co., Class A*	3,378	596,116
Papa John’s International, Inc.	1,473	76,758
Pinnacle Entertainment, Inc.*	1,616	38,299
Popeyes Louisiana Kitchen, Inc.*	1,105	44,907
Potbelly Corp.*	16,601	296,660
Red Robin Gourmet Burgers, Inc.*	574	41,144
Ruth’s Hospitality Group, Inc.	1,692	20,456
Scientific Games Corp., Class A*	1,672	22,956
SeaWorld Entertainment, Inc.	1,402	42,382
Six Flags Entertainment Corp.	3,044	122,217
Sonic Corp.*	2,071	47,198
Starwood Hotels & Resorts Worldwide, Inc.	5,497	437,561
Texas Roadhouse, Inc.	2,884	75,215
Vail Resorts, Inc.	1,670	116,399
Wyndham Worldwide Corp.	4,333	317,306

		6,697,861

Household Durables (1.5%)
Beazer Homes USA, Inc.*	640	12,851
Blyth, Inc.	433	4,646
Cavco Industries, Inc.*	290	22,751
Ethan Allen Interiors, Inc.	1,003	25,526
EveryWare Global, Inc.*	511	2,330
Hovnanian Enterprises, Inc., Class A*	3,604	17,047
Installed Building Products, Inc.*	314	4,380
iRobot Corp.*	1,309	53,734
Jarden Corp.*	5,868	351,082

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
KB Home	3,897	$66,210
La-Z-Boy, Inc.	612	16,585
Lennar Corp., Class A	7,666	303,727
LGI Homes, Inc.*	244	4,209
Libbey, Inc.*	973	25,298
M.D.C. Holdings, Inc.	374	10,577
M/I Homes, Inc.*	13,918	312,042
Meritage Homes Corp.*	1,489	62,359
New Home Co., Inc.*	261	3,717
NVR, Inc.*	181	207,607
Ryland Group, Inc.	2,144	85,610
Taylor Morrison Home Corp., Class A*	10,957	257,490
Tempur Sealy International, Inc.*	2,792	141,471
TRI Pointe Homes, Inc.*	26	422
Tupperware Brands Corp.	2,445	204,793
UCP, Inc., Class A*	101	1,521
Universal Electronics, Inc.*	67	2,572
WCI Communities, Inc.*	173	3,419
Whirlpool Corp.	3,700	553,002
William Lyon Homes, Class A*	656	18,112

		2,775,090

Internet & Catalog Retail (1.8%)
1-800-FLOWERS.COM, Inc., Class A*	876	4,932
Blue Nile, Inc.*	590	20,532
Coupons.com, Inc.*	500	12,325
Groupon, Inc.*	19,419	152,245
HomeAway, Inc.*	29,336	1,105,087
HSN, Inc.	1,561	93,239
Liberty Ventures*	1,696	221,040
Netflix, Inc.*	1,490	524,525
Nutrisystem, Inc.	1,344	20,254
Orbitz Worldwide, Inc.*	1,063	8,334
Overstock.com, Inc.*	500	9,850
PetMed Express, Inc.	908	12,176
RetailMeNot, Inc.*	345	11,040
Shutterfly, Inc.*	17,413	743,187
TripAdvisor, Inc.*	3,187	288,710
ValueVision Media, Inc., Class A*	1,512	7,348
Vitacost.com, Inc.*	977	6,927
zulily, Inc., Class A*	1,785	89,589

		3,331,340

Leisure Products (0.6%)
Arctic Cat, Inc.	613	29,295
Brunswick Corp.	3,959	179,303
Malibu Boats, Inc., Class A*	269	5,977
Marine Products Corp.	452	3,399
Nautilus, Inc.*	1,385	13,338
Polaris Industries, Inc.	6,350	887,159
Smith & Wesson Holding Corp.*	2,594	37,924
Sturm Ruger & Co., Inc.	896	53,581

		1,209,976

Media (1.6%)
AMC Entertainment Holdings, Inc., Class A*	230	5,577
AMC Networks, Inc., Class A*	2,776	202,898
Cablevision Systems Corp. - New York Group, Class A	9,024	152,235
Carmike Cinemas, Inc.*	285	8,510
Cinemark Holdings, Inc.	5,318	154,275
Clear Channel Outdoor Holdings, Inc., Class A	2,018	18,384
Crown Media Holdings, Inc., Class A*	452	1,736
Cumulus Media, Inc., Class A*	3,361	23,224
DreamWorks Animation SKG, Inc., Class A*	9,340	247,977
Entravision Communications Corp., Class A	2,627	17,601
Global Sources Ltd.*	54	484
Gray Television, Inc.*	196	2,032
Hemisphere Media Group, Inc.*	381	4,797
Imax Corp.*	27,993	765,049
Interpublic Group of Cos., Inc.	9,034	154,843
Lamar Advertising Co., Class A*	3,651	186,164
Lions Gate Entertainment Corp.	3,723	99,516
Loral Space & Communications, Inc.*	600	42,438
Madison Square Garden Co., Class A*	2,818	160,006
McClatchy Co., Class A*	2,180	13,996
MDC Partners, Inc., Class A	630	14,377
Morningstar, Inc.	955	75,464
National CineMedia, Inc.	17,111	256,665
Nexstar Broadcasting Group, Inc., Class A	1,355	50,840
ReachLocal, Inc.*	465	4,580
Regal Entertainment Group, Class A	866	16,177
Rentrak Corp.*	453	27,307
Saga Communications, Inc., Class A	61	3,031
SFX Entertainment, Inc.*	416	2,933
Sinclair Broadcast Group, Inc., Class A	3,157	85,523
Starz, Class A*	4,402	142,096
World Wrestling Entertainment, Inc., Class A	133	3,841

		2,944,576

Multiline Retail (0.1%)
Big Lots, Inc.*	731	27,683
Bon-Ton Stores, Inc.	565	6,204
Burlington Stores, Inc.*	382	11,276
Dillard’s, Inc., Class A	841	77,708
Gordmans Stores, Inc.	69	377

		123,248

Specialty Retail (4.4%)
Aaron’s, Inc.	526	15,906
Abercrombie & Fitch Co., Class A	420	16,170
Aeropostale, Inc.*	3,750	18,825
American Eagle Outfitters, Inc.	5,775	70,686
America’s Car-Mart, Inc.*	275	10,098
ANN, Inc.*	2,188	90,758
Asbury Automotive Group, Inc.*	1,273	70,410
Ascena Retail Group, Inc.*	818	14,135
AutoNation, Inc.*	2,349	125,037
Barnes & Noble, Inc.*	130	2,717
Big 5 Sporting Goods Corp.	754	12,102
Brown Shoe Co., Inc.	1,244	33,016
Buckle, Inc.	1,294	59,265
Cabela’s, Inc.*	9,111	596,862
Cato Corp., Class A	240	6,490
Chico’s FAS, Inc.	6,645	106,519
Children’s Place Retail Stores, Inc.	372	18,529
Christopher & Banks Corp.*	1,620	10,708
Citi Trends, Inc.*	15,197	247,559
Conn’s, Inc.*	1,044	40,559
Container Store Group, Inc.*	360	12,222
Destination Maternity Corp.	536	14,686
Dick’s Sporting Goods, Inc.	19,867	1,084,937

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
DSW, Inc., Class A	2,996	$107,436
Express, Inc.*	3,969	63,028
Finish Line, Inc., Class A	784	21,239
Five Below, Inc.*	9,542	405,344
Foot Locker, Inc.	820	38,524
Francesca’s Holdings Corp.*	2,063	37,423
Genesco, Inc.*	798	59,507
GNC Holdings, Inc., Class A	4,548	200,203
Haverty Furniture Cos., Inc.	206	6,118
Hibbett Sports, Inc.*	1,204	63,667
Jos. A. Bank Clothiers, Inc.*	187	12,024
Kirkland’s, Inc.*	443	8,191
Lithia Motors, Inc., Class A	8,272	549,757
Lumber Liquidators Holdings, Inc.*	6,777	635,683
Mattress Firm Holding Corp.*	4,543	217,292
Monro Muffler Brake, Inc.	1,445	82,192
New York & Co., Inc.*	751	3,297
Office Depot, Inc.*	2,795	11,543
Outerwall, Inc.*	942	68,295
Pacific Sunwear of California, Inc.*	1,796	5,334
Penske Automotive Group, Inc.	421	18,002
Pier 1 Imports, Inc.	15,353	289,865
Restoration Hardware Holdings, Inc.*	817	60,123
Ross Stores, Inc.	3,650	261,157
Sally Beauty Holdings, Inc.*	7,853	215,172
Sears Hometown and Outlet Stores, Inc.*	260	6,149
Select Comfort Corp.*	2,426	43,862
Signet Jewelers Ltd.	330	34,934
Sonic Automotive, Inc., Class A	449	10,093
Stein Mart, Inc.	642	8,994
Tile Shop Holdings, Inc.*	30,735	474,856
Tilly’s, Inc., Class A*	410	4,797
Tractor Supply Co.	5,890	416,011
Ulta Salon Cosmetics & Fragrance, Inc.*	2,941	286,689
Urban Outfitters, Inc.*	4,976	181,475
Vitamin Shoppe, Inc.*	7,422	352,693
Wet Seal, Inc., Class A*	3,984	5,259
Williams-Sonoma, Inc.	4,514	300,813
Winmark Corp.	97	7,339
Zumiez, Inc.*	986	23,901

		8,276,477

Textiles, Apparel & Luxury Goods (2.2%)
Carter’s, Inc.	2,520	195,678
Crocs, Inc.*	3,527	55,021
Culp, Inc.	302	5,962
Deckers Outdoor Corp.*	699	55,731
Fossil Group, Inc.*	2,235	260,623
G-III Apparel Group Ltd.*	587	42,017
Hanesbrands, Inc.	4,547	347,755
Iconix Brand Group, Inc.*	5,437	213,511
Lululemon Athletica, Inc.*	8,891	467,578
Movado Group, Inc.	55	2,505
Oxford Industries, Inc.	620	48,484
PVH Corp.	3,750	467,888
Quiksilver, Inc.*	4,506	33,840
R.G. Barry Corp.	26	491
Samsonite International S.A	109,160	337,761
Steven Madden Ltd.*	2,780	100,024
Tumi Holdings, Inc.*	2,237	50,623
Under Armour, Inc., Class A*	7,775	891,326
Vera Bradley, Inc.*	1,013	27,341
Vince Holding Corp.*	244	6,432
Wolverine World Wide, Inc.	17,829	509,018

		4,119,609

Total Consumer Discretionary		35,450,052

Consumer Staples (4.0%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	1,177	288,047
Coca-Cola Bottling Co. Consolidated	207	17,591
Craft Brew Alliance, Inc.*	176	2,688
National Beverage Corp.*	499	9,735

		318,061

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	1,767	119,432
Chefs’ Warehouse, Inc.*	746	15,964
Fairway Group Holdings Corp.*	311	2,376
Fresh Market, Inc.*	1,914	64,310
Natural Grocers by Vitamin Cottage, Inc.*	421	18,381
Pantry, Inc.*	56	859
PriceSmart, Inc.	867	87,506
Rite Aid Corp.*	20,473	128,366
Sprouts Farmers Market, Inc.*	20,936	754,324
SUPERVALU, Inc.*	7,017	47,996
Susser Holdings Corp.*	834	52,100
United Natural Foods, Inc.*	2,275	161,343
Village Super Market, Inc., Class A	182	4,805
Whole Foods Market, Inc.	7,594	385,092

		1,842,854

Food Products (2.2%)
Alico, Inc.	117	4,411
Annie’s, Inc.*	650	26,123
B&G Foods, Inc.	2,450	73,769
Boulder Brands, Inc.*	2,616	46,094
Calavo Growers, Inc.	575	20,459
Cal-Maine Foods, Inc.	588	36,915
Darling International, Inc.*	1,976	39,560
Farmer Bros Co.*	264	5,201
Flowers Foods, Inc.	7,908	169,627
Hain Celestial Group, Inc.*	3,560	325,633
Hillshire Brands Co.	5,691	212,047
Ingredion, Inc.	444	30,228
Inventure Foods, Inc.*	620	8,668
J&J Snack Foods Corp.	689	66,123
Keurig Green Mountain, Inc.	10,316	1,089,266
Lancaster Colony Corp.	850	84,507
Lifeway Foods, Inc.	210	3,087
Limoneira Co.	449	10,183
Omega Protein Corp.*	45	543
Pilgrim’s Pride Corp.*	2,794	58,450
Pinnacle Foods, Inc.	906	27,053
Sanderson Farms, Inc.	1,062	83,356
Seaboard Corp.*	1	2,621
Snyder’s-Lance, Inc.	326	9,190
SunOpta, Inc.*	45,920	542,315
Tootsie Roll Industries, Inc.	885	26,482
TreeHouse Foods, Inc.*	6,720	483,773
WhiteWave Foods Co., Class A*	21,094	602,023

		4,087,707

Household Products (0.2%)
Central Garden & Pet Co., Class A*	282	2,332
Oil-Dri Corp. of America	62	2,141
Orchids Paper Products Co.	233	7,130
Spectrum Brands Holdings, Inc.	4,455	355,064

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
WD-40 Co.	709	$54,997

		421,664

Personal Products (0.4%)
Coty, Inc., Class A	12,048	180,479
Elizabeth Arden, Inc.*	1,014	29,923
Female Health Co.	973	7,550
Herbalife Ltd.	3,940	225,644
Inter Parfums, Inc.	538	19,481
Lifevantage Corp.*	4,575	5,993
Medifast, Inc.*	629	18,298
Nu Skin Enterprises, Inc., Class A	2,699	223,612
Revlon, Inc., Class A*	170	4,344
Star Scientific, Inc.*	7,680	6,027
Synutra International, Inc.*	702	4,696
USANA Health Sciences, Inc.*	286	21,547

		747,594

Tobacco (0.0%)
Vector Group Ltd	2,174	46,828

Total Consumer Staples		7,464,708

Energy (5.0%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	504	25,397
C&J Energy Services, Inc.*	11,553	336,885
CARBO Ceramics, Inc.	398	54,920
CHC Group Ltd.*	493	3,643
Dresser-Rand Group, Inc.*	3,526	205,954
Dril-Quip, Inc.*	1,875	210,187
FMC Technologies, Inc.*	4,193	219,252
Forum Energy Technologies, Inc.*	921	28,533
Frank’s International N.V.	734	18,189
Geospace Technologies Corp.*	600	39,702
Hornbeck Offshore Services, Inc.*	96	4,014
ION Geophysical Corp.*	1,354	5,700
Key Energy Services, Inc.*	39,051	360,831
Matrix Service Co.*	188	6,351
Newpark Resources, Inc.*	3,235	37,041
North Atlantic Drilling Ltd.	889	7,859
Nuverra Environmental Solutions, Inc.*	21	426
Oceaneering International, Inc.	10,886	782,268
Oil States International, Inc.*	1,410	139,026
PHI, Inc. (Non-Voting)*	24	1,062
Pioneer Energy Services Corp.*	27,713	358,883
RigNet, Inc.*	541	29,122
RPC, Inc.	2,343	47,844
SEACOR Holdings, Inc.*	75	6,481
Superior Energy Services, Inc.	7,110	218,704
TGC Industries, Inc.*	797	4,742

		3,153,016

Oil, Gas & Consumable Fuels (3.3%)
Abraxas Petroleum Corp.*	3,927	15,551
Adams Resources & Energy, Inc.	5	290
Amyris, Inc.*	1,184	4,416
Apco Oil and Gas International, Inc.*	121	1,748
Approach Resources, Inc.*	937	19,593
Athlon Energy, Inc.*	348	12,337
Bill Barrett Corp.*	684	17,510
Bonanza Creek Energy, Inc.*	1,373	60,961
Carrizo Oil & Gas, Inc.*	1,805	96,495
Cheniere Energy, Inc.*	11,149	617,097
Clean Energy Fuels Corp.*	3,234	28,912
Concho Resources, Inc.*	1,857	227,483
Contango Oil & Gas Co.*	130	6,206
CVR Energy, Inc.	741	31,307
Delek U.S. Holdings, Inc.	1,144	33,222
Diamondback Energy, Inc.*	5,756	387,436
Energen Corp.	5,400	436,374
EP Energy Corp., Class A*	776	15,186
EPL Oil & Gas, Inc.*	460	17,756
Evolution Petroleum Corp.	837	10,655
EXCO Resources, Inc.	4,219	23,626
Forest Oil Corp.*	1,014	1,937
FX Energy, Inc.*	2,707	9,041
Gastar Exploration, Inc.*	2,657	14,534
Goodrich Petroleum Corp.*	1,491	23,588
Gulfport Energy Corp.*	3,207	228,274
Isramco, Inc.*	47	6,228
Jones Energy, Inc., Class A*	230	3,482
KiOR, Inc., Class A*	2,067	1,184
Kodiak Oil & Gas Corp.*	12,305	149,383
Kosmos Energy Ltd.*	4,764	52,404
Laredo Petroleum Holdings, Inc.*	1,776	45,927
Magnum Hunter Resources Corp.*	2,549	21,667
Matador Resources Co.*	9,100	222,859
Oasis Petroleum, Inc.*	11,370	474,470
Panhandle Oil and Gas, Inc., Class A.	316	13,781
PetroQuest Energy, Inc.*	2,573	14,666
Pioneer Natural Resources Co.	2,622	490,681
QEP Resources, Inc.	874	25,731
Quicksilver Resources, Inc.*	986	2,593
Renewable Energy Group, Inc.*	227	2,720
Rentech, Inc.*	5,326	10,119
REX American Resources Corp.*	21	1,198
Rex Energy Corp.*	22,027	412,125
Rosetta Resources, Inc.*	2,837	132,147
RSP Permian, Inc.*	429	12,394
Sanchez Energy Corp.*	15,590	461,932
SemGroup Corp., Class A	1,822	119,669
SM Energy Co.	5,765	410,987
Solazyme, Inc.*	2,254	26,169
Synergy Resources Corp.*	39,577	425,453
Targa Resources Corp.	1,513	150,180
Triangle Petroleum Corp.*	573	4,722
Uranium Energy Corp.*	3,894	5,140
Ur-Energy, Inc.*	1,319	2,044
VAALCO Energy, Inc.*	1,450	12,398
Western Refining, Inc.	1,434	55,352
World Fuel Services Corp.	658	29,018
ZaZa Energy Corp.*	1,700	1,279

		6,141,637

Total Energy		9,294,653

Financials (7.0%)
Banks (1.6%)
Bank of the Ozarks, Inc.	1,019	69,353
BBCN Bancorp, Inc.	13,400	229,676
First Financial Bankshares, Inc.	988	61,049
First Republic Bank/California	7,185	387,918
Home BancShares, Inc./Arkansas	529	18,208
IBERIABANK Corp.	4,841	339,596
Independent Bank Group, Inc.	3,415	200,631
Investors Bancorp, Inc.	246	6,800
Penns Woods Bancorp, Inc.	9	439
Signature Bank/New York*	3,260	409,424
Square 1 Financial, Inc., Class A*	1,300	26,130
SVB Financial Group*	3,190	410,808

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Talmer Bancorp, Inc., Class A*	21,700	$317,688
Texas Capital Bancshares, Inc.*	2,200	142,868
Western Alliance Bancorp*	17,904	440,438

		3,061,026

Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	1,935	387,097
Artisan Partners Asset Management, Inc., Class A	266	17,090
BGC Partners, Inc., Class A	5,858	38,311
Capitala Finance Corp.	50	964
Cohen & Steers, Inc.	870	34,669
Diamond Hill Investment Group, Inc.	132	17,350
Eaton Vance Corp.	5,551	211,826
Evercore Partners, Inc., Class A	7,491	413,878
Federated Investors, Inc., Class B	3,158	96,445
Financial Engines, Inc.	2,257	114,610
FXCM, Inc., Class A	1,705	25,183
GAMCO Investors, Inc., Class A	281	21,820
Greenhill & Co., Inc.	1,316	68,406
HFF, Inc., Class A	1,294	43,491
ICG Group, Inc.*	115	2,348
INTL FCStone, Inc.*	186	3,499
Julius Baer Group Ltd.*	7,364	327,326
KCG Holdings, Inc., Class A*	1,463	17,454
Ladenburg Thalmann Financial Services, Inc.*	4,884	14,750
Lazard Ltd., Class A	15,626	735,828
LPL Financial Holdings, Inc.	6,220	326,799
Main Street Capital Corp.	121	3,976
Manning & Napier, Inc.	14,336	240,415
Marcus & Millichap, Inc.*	90	1,606
Pzena Investment Management, Inc., Class A	511	6,014
RCS Capital Corp., Class A	36	1,401
SEI Investments Co.	6,294	211,541
Silvercrest Asset Management Group, Inc., Class A	57	1,043
Stifel Financial Corp.*	6,869	341,801
Virtus Investment Partners, Inc.*	2,740	474,486
Waddell & Reed Financial, Inc., Class A	3,966	291,977
Westwood Holdings Group, Inc.	326	20,437
WisdomTree Investments, Inc.*	4,656	61,087

		4,574,928

Consumer Finance (0.2%)
Consumer Portfolio Services, Inc.*	455	3,112
Credit Acceptance Corp.*	327	46,483
Encore Capital Group, Inc.*	904	41,313
First Cash Financial Services, Inc.*	1,353	68,272
JGWPT Holdings, Inc., Class A*	225	4,109
Portfolio Recovery Associates, Inc.*	2,343	135,566
Regional Management Corp.*	126	3,107
Springleaf Holdings, Inc.*	477	11,997
World Acceptance Corp.*	402	30,182

		344,141

Diversified Financial Services (0.2%)
CBOE Holdings, Inc.	4,025	227,815
MarketAxess Holdings, Inc.	1,725	102,155
MSCI, Inc.*	2,350	101,097

		431,067

Insurance (0.7%)
Allied World Assurance Co. Holdings AG	530	54,691
Ambac Financial Group, Inc.*	261	8,099
American Equity Investment Life Holding Co.	221	5,220
American Financial Group, Inc./Ohio	483	27,874
AmTrust Financial Services, Inc.	1,163	43,740
Arch Capital Group Ltd.*	399	22,958
Argo Group International Holdings Ltd.	405	18,589
Arthur J. Gallagher & Co.	5,855	278,581
Assured Guaranty Ltd.	10,863	275,051
Axis Capital Holdings Ltd.	1,328	60,889
Blue Capital Reinsurance Holdings Ltd.*	59	1,026
Brown & Brown, Inc.	2,506	77,085
Crawford & Co., Class B	425	4,637
eHealth, Inc.*	850	43,180
Employers Holdings, Inc.	1,032	20,877
Endurance Specialty Holdings Ltd.	685	36,874
Enstar Group Ltd.*	154	20,992
Erie Indemnity Co., Class A	1,143	79,736
Fidelity & Guaranty Life	55	1,298
Fidelity National Financial, Inc., Class A	992	31,188
Greenlight Capital Reinsurance Ltd., Class A*	309	10,135
Hallmark Financial Services, Inc.*	16	133
Hanover Insurance Group, Inc.	587	36,065
HCI Group, Inc.	438	15,943
Health Insurance Innovations, Inc., Class A*	220	2,275
Infinity Property & Casualty Corp.	251	16,975
Maiden Holdings Ltd.	288	3,594
Meadowbrook Insurance Group, Inc.	93	542
National Interstate Corp.	90	2,413
Third Point Reinsurance Ltd.*	328	5,199
Tower Group International Ltd.	507	1,369
United Fire Group, Inc.	84	2,549
Universal Insurance Holdings, Inc.	71	902
Validus Holdings Ltd.	381	14,368

		1,225,047

Real Estate Investment Trusts (REITs) (1.4%)
Acadia Realty Trust (REIT)	479	12,636
Alexander’s, Inc. (REIT)	96	34,655
American Homes 4 Rent (REIT), Class A	446	7,453
American Realty Capital Properties, Inc. (REIT)	3,692	51,762
Apartment Investment & Management Co. (REIT), Class A	3,730	112,721
Aviv REIT, Inc. (REIT)	73	1,785
Brixmor Property Group, Inc. (REIT)	410	8,745
CatchMark Timber Trust, Inc. (REIT), Class A	142	1,995
CBL & Associates Properties, Inc. (REIT)	2,519	44,712
CoreSite Realty Corp. (REIT)	988	30,628
Corrections Corp. of America (REIT)	3,377	105,768
DuPont Fabros Technology, Inc. (REIT)	1,271	30,593
EastGroup Properties, Inc. (REIT)	1,314	82,664
Empire State Realty Trust, Inc. (REIT), Class A	713	10,773
Equity Lifestyle Properties, Inc. (REIT)	2,793	113,536

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Extra Space Storage, Inc. (REIT)	417	$20,229
Federal Realty Investment Trust (REIT)	1,980	227,146
GEO Group, Inc. (REIT)	920	29,661
Glimcher Realty Trust (REIT)	6,011	60,290
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	666	9,557
Healthcare Realty Trust, Inc. (REIT)	1,759	42,480
Highwoods Properties, Inc. (REIT)	1,298	49,856
Inland Real Estate Corp. (REIT)	3,468	36,587
Investors Real Estate Trust (REIT)	261	2,344
LTC Properties, Inc. (REIT)	1,407	52,945
National Health Investors, Inc. (REIT)	1,351	81,682
Omega Healthcare Investors, Inc. (REIT)	5,647	189,288
Physicians Realty Trust (REIT)	171	2,380
Potlatch Corp. (REIT)	1,891	73,163
PS Business Parks, Inc. (REIT)	894	74,756
QTS Realty Trust, Inc. (REIT), Class A	127	3,186
Rayonier, Inc. (REIT)	5,819	267,150
Regency Centers Corp. (REIT)	1,792	91,500
Rexford Industrial Realty, Inc. (REIT)	262	3,715
Ryman Hospitality Properties, Inc. (REIT)	1,345	57,189
Sabra Health Care REIT, Inc. (REIT)	698	19,467
Saul Centers, Inc. (REIT)	375	17,760
Senior Housing Properties Trust (REIT)	688	15,459
Sovran Self Storage, Inc. (REIT)	1,317	96,734
Spirit Realty Capital, Inc. (REIT)	3,387	37,189
Strategic Hotels & Resorts, Inc. (REIT)*	7,068	72,023
Sun Communities, Inc. (REIT)	1,878	84,679
Tanger Factory Outlet Centers, Inc. (REIT)	4,388	153,580
Taubman Centers, Inc. (REIT)	539	38,156
UMH Properties, Inc. (REIT)	95	929
Universal Health Realty Income Trust (REIT)	356	15,038
Urstadt Biddle Properties, Inc. (REIT), Class A	564	11,652
Washington Real Estate Investment Trust (REIT)	872	20,823
Winthrop Realty Trust (REIT)	139	1,611
ZAIS Financial Corp. (REIT)	252	4,198

		2,614,828

Real Estate Management & Development (0.1%)
Forestar Group, Inc.*	180	3,204
Kennedy-Wilson Holdings, Inc.	274	6,168
RE/MAX Holdings, Inc., Class A*	152	4,382
Realogy Holdings Corp.*	4,963	215,642
St. Joe Co.*	133	2,560
Tejon Ranch Co.*	597	20,197

		252,153

Thrifts & Mortgage Finance (0.3%)
BofI Holding, Inc.*	556	47,677
Essent Group Ltd.*	4,166	93,568
First Federal Bancshares of Arkansas, Inc.*	31	284
Meridian Interstate Bancorp, Inc.*	16	409
MGIC Investment Corp.*	8,274	70,495
Nationstar Mortgage Holdings, Inc.*	1,002	32,525
Northfield Bancorp, Inc.	575	7,395
Ocwen Financial Corp.*	4,796	187,907
Oritani Financial Corp.	615	9,723
Radian Group, Inc.	2,203	33,111
Tree.com, Inc.*	157	4,873

		487,967

Total Financials		12,991,157

Health Care (16.1%)
Biotechnology (4.5%)
ACADIA Pharmaceuticals, Inc.*	3,372	82,041
Acceleron Pharma, Inc.*	276	9,522
Achillion Pharmaceuticals, Inc.*	4,412	14,515
Acorda Therapeutics, Inc.*	1,887	71,536
Aegerion Pharmaceuticals, Inc.*	1,336	61,616
Agios Pharmaceuticals, Inc.*	267	10,453
Alkermes plc*	6,245	275,342
Alnylam Pharmaceuticals, Inc.*	4,118	276,483
AMAG Pharmaceuticals, Inc.*	1,023	19,795
Amicus Therapeutics, Inc.*	1,377	2,850
Anacor Pharmaceuticals, Inc.*	1,177	23,552
Arena Pharmaceuticals, Inc.*	8,909	56,127
Argos Therapeutics, Inc.*	196	1,960
ARIAD Pharmaceuticals, Inc.*	5,476	44,137
ArQule, Inc.*	2,577	5,283
Array BioPharma, Inc.*	5,804	27,279
Arrowhead Research Corp.*	5,360	88,011
Auspex Pharmaceuticals, Inc.*	331	10,182
BIND Therapeutics, Inc.*	230	2,751
BioTime, Inc.*	1,706	5,613
Bluebird Bio, Inc.*	268	6,094
Cara Therapeutics, Inc.*	232	4,318
Cell Therapeutics, Inc.*	6,129	20,839
Celladon Corp.*	277	3,302
Celldex Therapeutics, Inc.*	20,048	354,248
Cellular Dynamics International, Inc.*	155	2,314
Cepheid, Inc.*	3,098	159,795
Chelsea Therapeutics International Ltd.*	3,714	20,501
ChemoCentryx, Inc.*	1,137	7,538
Chimerix, Inc.*	385	8,793
Clovis Oncology, Inc.*	828	57,356
Conatus Pharmaceuticals, Inc.*	246	2,001
Concert Pharmaceuticals, Inc.*	295	3,968
Coronado Biosciences, Inc.*	1,868	3,699
Cubist Pharmaceuticals, Inc.*	10,694	782,266
Curis, Inc.*	2,960	8,347
Cytokinetics, Inc.*	1,253	11,903
Cytori Therapeutics, Inc.*	2,248	6,070
Dendreon Corp.*	7,498	22,419
Dicerna Pharmaceuticals, Inc.*	148	4,181
Durata Therapeutics, Inc.(b)*†	597	8,036
Dyax Corp.*	6,232	55,963
Dynavax Technologies Corp.*	11,049	19,888
Eagle Pharmaceuticals, Inc.*	156	1,989
Eleven Biotherapeutics, Inc.*	203	3,295
Emergent Biosolutions, Inc.*	229	5,787
Enanta Pharmaceuticals, Inc.*	167	6,678
Epizyme, Inc.*	307	6,990
Esperion Therapeutics, Inc.*	168	2,540
Exact Sciences Corp.(b)*	18,810	266,538
Exelixis, Inc.*	9,074	32,122
Fibrocell Science, Inc.*	1,003	5,246

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Five Prime Therapeutics, Inc.*	266	$5,230
Flexion Therapeutics, Inc.*	201	3,306
Foundation Medicine, Inc.*	268	8,675
Galena Biopharma, Inc.*	5,566	13,915
Genocea Biosciences, Inc.*	176	3,201
Genomic Health, Inc.*	797	20,993
GlycoMimetics, Inc.*	340	5,552
GTx, Inc.*	1,350	2,065
Halozyme Therapeutics, Inc.*	4,472	56,794
Harvard Apparatus Regenerative Technology, Inc.*	13	118
Heron Therapeutics, Inc.*	5,939	82,611
Hyperion Therapeutics, Inc.*	378	9,752
Idenix Pharmaceuticals, Inc.*	4,595	27,708
ImmunoGen, Inc.*	3,027	45,193
Immunomedics, Inc.*	3,118	13,127
Incyte Corp.*	4,751	254,274
Infinity Pharmaceuticals, Inc.*	2,258	26,848
Insmed, Inc.*	1,611	30,673
Insys Therapeutics, Inc.*	2,546	105,460
Intercept Pharmaceuticals, Inc.*	730	240,747
InterMune, Inc.*	4,221	141,277
Intrexon Corp.*	448	11,778
Ironwood Pharmaceuticals, Inc.*	4,957	61,070
Isis Pharmaceuticals, Inc.*	7,025	303,550
KaloBios Pharmaceuticals, Inc.*	637	1,726
Karyopharm Therapeutics, Inc.*	4,804	148,396
Keryx Biopharmaceuticals, Inc.*	4,129	70,358
Kindred Biosciences, Inc.*	356	6,597
KYTHERA Biopharmaceuticals, Inc.*	553	21,987
Lexicon Pharmaceuticals, Inc.*	10,137	17,537
Ligand Pharmaceuticals, Inc., Class B*	824	55,422
MacroGenics, Inc.*	242	6,735
MannKind Corp.*	6,923	27,830
Medivation, Inc.*	3,465	223,042
MEI Pharma, Inc.*	545	6,066
Merrimack Pharmaceuticals, Inc.*	4,549	22,927
MiMedx Group, Inc.*	4,223	25,887
Momenta Pharmaceuticals, Inc.*	1,859	21,657
Myriad Genetics, Inc.*	3,463	118,400
Nanosphere, Inc.*	2,476	5,323
Navidea Biopharmaceuticals, Inc.*	4,617	8,541
Neurocrine Biosciences, Inc.*	3,492	56,221
NewLink Genetics Corp.*	847	24,055
Novavax, Inc.*	8,633	39,107
NPS Pharmaceuticals, Inc.*	14,185	424,557
OncoGenex Pharmaceutical, Inc.*	665	7,820
OncoMed Pharmaceuticals, Inc.*	186	6,259
Onconova Therapeutics, Inc.*	277	1,756
Ophthotech Corp.*	364	13,009
OPKO Health, Inc.*	8,747	81,522
Orexigen Therapeutics, Inc.*	5,194	33,761
Osiris Therapeutics, Inc.*	744	9,769
OvaScience, Inc.*	588	5,257
PDL BioPharma, Inc.	7,483	62,184
Peregrine Pharmaceuticals, Inc.*	8,320	15,808
Pharmacyclics, Inc.*	4,385	439,465
Portola Pharmaceuticals, Inc.*	495	12,821
Progenics Pharmaceuticals, Inc.*	2,484	10,160
PTC Therapeutics, Inc.*	439	11,475
Puma Biotechnology, Inc.*	3,106	323,459
Raptor Pharmaceutical Corp.*	2,759	27,590
Receptos, Inc.*	329	13,798
Regeneron Pharmaceuticals, Inc.*	947	284,365
Regulus Therapeutics, Inc.*	456	4,113
Repligen Corp.*	1,489	19,149
Retrophin, Inc.*	756	16,080
Sangamo BioSciences, Inc.*	3,094	55,940
Sarepta Therapeutics, Inc.*	1,751	42,077
Seattle Genetics, Inc.*	4,641	211,444
SIGA Technologies, Inc.*	1,623	5,031
Stemline Therapeutics, Inc.*	431	8,775
Sunesis Pharmaceuticals, Inc.*	1,787	11,812
Synageva BioPharma Corp.*	2,438	202,281
Synergy Pharmaceuticals, Inc.*	3,826	20,316
Synta Pharmaceuticals Corp.*	2,298	9,904
Tesaro, Inc.*	4,711	138,880
TetraLogic Pharmaceuticals Corp.*	200	1,276
Tetraphase Pharmaceuticals, Inc.*	629	6,850
TG Therapeutics, Inc.*	875	6,038
Theravance, Inc.*	3,643	112,714
Threshold Pharmaceuticals, Inc.*	2,126	10,120
Trevena, Inc.*	338	2,657
Ultragenyx Pharmaceutical, Inc.*	267	13,054
United Therapeutics Corp.*	2,148	201,976
Vanda Pharmaceuticals, Inc.*	1,550	25,188
Verastem, Inc.*	784	8,459
Vical, Inc.*	3,327	4,292
Xencor, Inc.*	609	7,144
XOMA Corp.*	3,251	16,938
ZIOPHARM Oncology, Inc.*	3,839	17,583

		8,340,729

Health Care Equipment & Supplies (4.1%)
Abaxis, Inc.*	1,030	40,046
ABIOMED, Inc.*	1,792	46,664
Accuray, Inc.*	3,436	32,986
Align Technology, Inc.*	9,594	496,873
Analogic Corp.	258	21,184
Anika Therapeutics, Inc.*	320	13,152
Antares Pharma, Inc.*	5,302	18,557
ArthroCare Corp.*	1,068	51,467
AtriCure, Inc.*	1,128	21,218
Atrion Corp.	72	22,042
Biolase, Inc.*	1,453	3,503
Cantel Medical Corp	1,514	51,052
Cardiovascular Systems, Inc.*	1,210	38,466
Cerus Corp.*	3,325	15,960
Cooper Cos., Inc.	1,652	226,919
CryoLife, Inc.	56	558
Cyberonics, Inc.*	1,274	83,129
Cynosure, Inc., Class A*	300	8,790
DexCom, Inc.*	22,192	917,861
Endologix, Inc.*	2,925	37,645
Exactech, Inc.*	98	2,211
GenMark Diagnostics, Inc.*	1,690	16,799
Globus Medical, Inc., Class A*	2,517	66,927
Greatbatch, Inc.*	10,570	485,374
Haemonetics Corp.*	2,371	77,271
HeartWare International, Inc.*	11,593	1,087,192
Hologic, Inc.*	3,660	78,690
ICU Medical, Inc.*	546	32,694
IDEXX Laboratories, Inc.*	2,497	303,136
Inogen, Inc.*	196	3,236
Insulet Corp.*	9,662	458,172
Integra LifeSciences Holdings Corp.*	584	26,858
LDR Holding Corp.*	165	5,664
Masimo Corp.*	2,256	61,611
Medical Action Industries, Inc.*	316	2,203

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Meridian Bioscience, Inc.	1,935	$42,164
Natus Medical, Inc.*	838	21,620
Neogen Corp.*	7,416	333,349
NuVasive, Inc.*	425	16,324
NxStage Medical, Inc.*	2,767	35,252
Oxford Immunotec Global plc*	209	4,195
PhotoMedex, Inc.*	203	3,214
Quidel Corp.*	1,301	35,517
ResMed, Inc.	6,583	294,194
Rockwell Medical, Inc.*	290	3,671
Sirona Dental Systems, Inc.*	7,053	526,648
Spectranetics Corp.*	12,666	383,906
STAAR Surgical Co.*	1,574	29,591
STERIS Corp.	2,719	129,832
SurModics, Inc.*	619	13,989
Tandem Diabetes Care, Inc.*	6,811	150,455
TearLab Corp.*	1,304	8,815
Thoratec Corp.*	8,725	312,442
Unilife Corp.*	4,810	19,577
Utah Medical Products, Inc.	145	8,385
Vascular Solutions, Inc.*	771	20,192
Veracyte, Inc.*	192	3,289
Volcano Corp.*	14,617	288,101
West Pharmaceutical Services, Inc.	3,186	140,343
Zeltiq Aesthetics, Inc.*	839	16,453

		7,697,628

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	12,185	549,787
Addus HomeCare Corp.*	18	415
Air Methods Corp.*	1,797	96,014
Alliance HealthCare Services, Inc.* .	92	3,085
AMN Healthcare Services, Inc.*	2,163	29,720
Amsurg Corp.*	440	20,715
Bio-Reference Labs, Inc.*	1,140	31,555
BioScrip, Inc.*	641	4,474
Brookdale Senior Living, Inc.*	4,602	154,213
Capital Senior Living Corp.*	1,335	34,697
Catamaran Corp.*	7,833	350,605
Centene Corp.*	2,512	156,372
Chemed Corp.	820	73,349
Chindex International, Inc.*	128	2,442
Community Health Systems, Inc.*	1,184	46,377
Corvel Corp.*	526	26,174
Emeritus Corp.*	1,873	58,887
Ensign Group, Inc.	853	37,225
Envision Healthcare Holdings, Inc.*	23,934	809,687
ExamWorks Group, Inc.*	1,487	52,060
Gentiva Health Services, Inc.*	1,393	12,704
Hanger, Inc.*	709	23,879
HealthSouth Corp.	3,373	121,192
Healthways, Inc.*	1,008	17,277
IPC The Hospitalist Co., Inc.*	777	38,135
Landauer, Inc.	452	20,489
MEDNAX, Inc.*	9,373	580,939
Molina Healthcare, Inc.*	1,317	49,467
MWI Veterinary Supply, Inc.*	2,710	421,730
National Research Corp., Class A*	140	2,323
National Research Corp., Class B*	42	1,843
Owens & Minor, Inc.	604	21,158
Patterson Cos., Inc.	3,611	150,796
Premier, Inc., Class A*	9,305	306,600
Providence Service Corp.*	471	13,320
Skilled Healthcare Group, Inc., Class A*	834	4,395
Surgical Care Affiliates, Inc.*	247	7,595
Team Health Holdings, Inc.*	8,741	391,160
Tenet Healthcare Corp.*	4,478	191,703
Triple-S Management Corp., Class B*	38	613
U.S. Physical Therapy, Inc.	567	19,601
Universal Health Services, Inc., Class B	2,819	231,355

		5,166,127

Health Care Technology (0.5%)
athenahealth, Inc.*	1,697	271,927
Computer Programs & Systems, Inc.	515	33,269
HealthStream, Inc.*	944	25,205
HMS Holdings Corp.*	20,812	396,469
MedAssets, Inc.*	2,831	69,954
Medidata Solutions, Inc.*	2,451	133,187
Merge Healthcare, Inc.*	2,935	7,161
Omnicell, Inc.*	961	27,504
Quality Systems, Inc.	1,863	31,447
Veeva Systems, Inc., Class A*	286	7,636
Vocera Communications, Inc.*	814	13,293

		1,017,052

Life Sciences Tools & Services (1.6%)
Accelerate Diagnostics, Inc.*	481	10,491
Bruker Corp.*	5,055	115,203
Cambrex Corp.*	656	12,379
Charles River Laboratories International, Inc.*	1,029	62,090
Covance, Inc.*	5,910	614,049
Fluidigm Corp.*	4,873	214,753
Furiex Pharmaceuticals, Inc.*	310	26,970
Harvard Bioscience, Inc.*	54	256
ICON plc*	7,718	366,991
Luminex Corp.*	1,750	31,692
Mettler-Toledo International, Inc.*	1,393	328,302
NeoGenomics, Inc.*	1,487	5,160
PAREXEL International Corp.*	12,957	700,844
Quintiles Transnational Holdings, Inc.*	8,087	410,577
Sequenom, Inc.*	5,233	12,821
Techne Corp.	794	67,784

		2,980,362

Pharmaceuticals (2.6%)
AcelRx Pharmaceuticals, Inc.*	1,042	12,514
Actavis plc*	1,539	316,803
Aerie Pharmaceuticals, Inc.*	276	5,848
Akorn, Inc.*	17,233	379,126
Alimera Sciences, Inc.*	964	7,606
Ampio Pharmaceuticals, Inc.*	1,832	11,633
Aratana Therapeutics, Inc.*	14,796	274,614
Auxilium Pharmaceuticals, Inc.*	2,288	62,188
AVANIR Pharmaceuticals, Inc., Class A*	6,809	24,989
BioDelivery Sciences International, Inc.*	1,668	14,078
Cempra, Inc.*	884	10,210
Corcept Therapeutics, Inc.*	2,389	10,416
Depomed, Inc.*	2,621	38,004
Egalet Corp.*	154	2,154
Endo International plc*	6,202	425,767
Endocyte, Inc.*	1,417	33,739
Forest Laboratories, Inc.*	3,464	319,623
Hi-Tech Pharmacal Co., Inc.*	175	7,583
Horizon Pharma, Inc.*	1,333	20,155

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Impax Laboratories, Inc.*	6,522	$172,311
Jazz Pharmaceuticals plc*	4,926	683,138
Lannett Co., Inc.*	863	30,826
Medicines Co.*	2,933	83,356
Nektar Therapeutics*	4,005	48,541
Omeros Corp.*	1,585	19,131
Ono Pharmaceutical Co., Ltd.	3,117	271,312
Pacira Pharmaceuticals, Inc.*	1,269	88,817
Prestige Brands Holdings, Inc.*	2,362	64,365
Questcor Pharmaceuticals, Inc.	2,397	155,637
Relypsa, Inc.*	218	6,499
Repros Therapeutics, Inc.*	1,092	19,372
Revance Therapeutics, Inc.*	283	8,915
Sagent Pharmaceuticals, Inc.*	21,250	496,613
Salix Pharmaceuticals Ltd.*	6,051	626,944
Sciclone Pharmaceuticals, Inc.*	1,816	8,263
Sucampo Pharmaceuticals, Inc., Class A*	613	4,383
Supernus Pharmaceuticals, Inc.*	967	8,645
TherapeuticsMD, Inc.*	4,028	25,417
Vivus, Inc.*	4,724	28,061
XenoPort, Inc.*	391	2,021
Zogenix, Inc.*	4,413	12,555

		4,842,172

Total Health Care		30,044,070

Industrials (18.6%)
Aerospace & Defense (2.6%)
American Science & Engineering, Inc.	57	3,829
Astronics Corp.*	5,998	380,333
B/E Aerospace, Inc.*	4,266	370,246
Cubic Corp.	66	3,371
DigitalGlobe, Inc.*	29,292	849,761
Erickson Air-Crane, Inc.*	129	2,491
GenCorp, Inc.*	2,200	40,194
HEICO Corp.	3,066	184,451
Hexcel Corp.*	24,824	1,080,837
Huntington Ingalls Industries, Inc.	2,316	236,834
Innovative Solutions & Support, Inc.*	555	4,179
KEYW Holding Corp.*	16,864	315,525
LMI Aerospace, Inc.*	40	564
Moog, Inc., Class A*	188	12,316
National Presto Industries, Inc.	25	1,951
Spirit AeroSystems Holdings, Inc., Class A*	744	20,973
Taser International, Inc.*	2,370	43,347
Teledyne Technologies, Inc.*	538	52,364
Textron, Inc.	8,500	333,965
TransDigm Group, Inc.	4,843	896,924
Triumph Group, Inc.	494	31,902

		4,866,357

Air Freight & Logistics (0.6%)
Echo Global Logistics, Inc.*	14,768	270,550
Expeditors International of Washington, Inc.	8,423	333,804
Forward Air Corp.	1,391	64,139
Hub Group, Inc., Class A*	10,232	409,178
Pacer International, Inc.*	196	1,756
Park-Ohio Holdings Corp.*	403	22,628
UTi Worldwide, Inc.	3,024	32,024
XPO Logistics, Inc.*	622	18,293

		1,152,372

Airlines (1.2%)
Alaska Air Group, Inc.	2,996	279,557
Allegiant Travel Co.	3,977	445,146
Copa Holdings S.A., Class A	1,536	223,012
Republic Airways Holdings, Inc.*	1,142	10,438
SkyWest, Inc.	162	2,067
Spirit Airlines, Inc.*	14,011	832,253
United Continental Holdings, Inc.*	8,329	371,723

		2,164,196

Building Products (0.9%)
A.O. Smith Corp.	1,529	70,365
AAON, Inc.	1,293	36,036
American Woodmark Corp.*	497	16,729
Apogee Enterprises, Inc.	949	31,535
Armstrong World Industries, Inc.*	8,196	436,437
Builders FirstSource, Inc.*	2,112	19,240
Continental Building Products, Inc.*	424	7,988
Fortune Brands Home & Security, Inc.	6,691	281,557
Insteel Industries, Inc.	752	14,792
Lennox International, Inc.	2,327	211,548
NCI Building Systems, Inc.*	786	13,723
Norcraft Cos., Inc.*	157	2,658
Nortek, Inc.*	417	34,282
Owens Corning, Inc.	7,241	312,594
Patrick Industries, Inc.*	292	12,944
PGT, Inc.*	1,564	18,002
Ply Gem Holdings, Inc.*	633	7,995
Simpson Manufacturing Co., Inc.	157	5,547
Trex Co., Inc.*	797	58,308
USG Corp.*	3,540	115,829

		1,708,109

Commercial Services & Supplies (1.9%)
Acorn Energy, Inc.*	1,004	3,404
Brink’s Co.	1,592	45,452
Casella Waste Systems, Inc., Class A*	1,550	7,921
CECO Environmental Corp.	393	6,520
Cenveo, Inc.*	1,261	3,833
Cintas Corp.	1,338	79,758
Clean Harbors, Inc.*	9,746	533,983
Copart, Inc.*	5,170	188,136
Deluxe Corp.	1,533	80,437
EnerNOC, Inc.*	408	9,090
G&K Services, Inc., Class A	151	9,237
Healthcare Services Group, Inc.	3,168	92,062
Heritage-Crystal Clean, Inc.*	359	6,509
Herman Miller, Inc.	2,706	86,944
HNI Corp.	1,986	72,608
InnerWorkings, Inc.*	2,134	16,346
Interface, Inc.	25,652	527,149
KAR Auction Services, Inc.	1,317	39,971
Knoll, Inc.	1,519	27,631
McGrath RentCorp	581	20,312
Mobile Mini, Inc.	12,621	547,247
MSA Safety, Inc.	1,310	74,670
Multi-Color Corp.	332	11,620
Performant Financial Corp.*	1,052	9,521
Pitney Bowes, Inc.	4,051	105,285
R.R. Donnelley & Sons Co.	4,556	81,552
Rollins, Inc.	2,951	89,238
SP Plus Corp.*	449	11,795
Steelcase, Inc., Class A	427	7,092
Team, Inc.*	963	41,274
Tetra Tech, Inc.*	231	6,835
U.S. Ecology, Inc.	10,399	386,011
UniFirst Corp.	376	41,337

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Connections, Inc.	5,378	$235,879
West Corp.	629	15,052

		3,521,711

Construction & Engineering (0.4%)
AECOM Technology Corp.*	449	14,444
Aegion Corp.*	208	5,265
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,643	404,638
Comfort Systems USA, Inc.	426	6,492
Dycom Industries, Inc.*	551	17,417
Furmanite Corp.*	1,028	10,095
Great Lakes Dredge & Dock Corp.*	280	2,556
MasTec, Inc.*	2,745	119,243
Pike Corp.*	633	6,811
Primoris Services Corp.	1,623	48,658
Quanta Services, Inc.*	2,029	74,870
Sterling Construction Co., Inc.*	32	277

		710,766

Electrical Equipment (1.0%)
Acuity Brands, Inc.	3,916	519,144
AMETEK, Inc.	8,420	433,546
AZZ, Inc.	1,184	52,901
Babcock & Wilcox Co.	3,579	118,823
Capstone Turbine Corp.*	14,192	30,229
Encore Wire Corp.	114	5,530
EnerSys, Inc.	725	50,235
Enphase Energy, Inc.*	701	5,159
Franklin Electric Co., Inc.	2,071	88,059
FuelCell Energy, Inc.*	9,278	23,010
Generac Holdings, Inc.	2,379	140,290
General Cable Corp.	179	4,584
Hubbell, Inc., Class B	1,983	237,702
Polypore International, Inc.*	2,162	73,962
Power Solutions International, Inc.*	98	7,367
PowerSecure International, Inc.*	1,009	23,651
Preformed Line Products Co.	9	617
Revolution Lighting Technologies, Inc.*	1,230	3,875
SolarCity Corp.*	1,081	67,692
Thermon Group Holdings, Inc.*	1,258	29,160

		1,915,536

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	6,310	500,635
Raven Industries, Inc.	1,677	54,922

		555,557

Machinery (4.8%)
Accuride Corp.*	1,666	7,380
Actuant Corp., Class A	9,939	339,417
Albany International Corp., Class A	185	6,575
Altra Industrial Motion Corp.	14,813	528,824
Blount International, Inc.*	2,312	27,513
Chart Industries, Inc.*	5,513	438,559
CIRCOR International, Inc.	47	3,447
CLARCOR, Inc.	2,293	131,504
Colfax Corp.*	4,803	342,598
Columbus McKinnon Corp.*	128	3,429
Commercial Vehicle Group, Inc.*	743	6,776
Crane Co.	2,069	147,209
Donaldson Co., Inc.	6,246	264,830
Douglas Dynamics, Inc.	976	17,002
Energy Recovery, Inc.*	875	4,655
EnPro Industries, Inc.*	478	34,736
ESCO Technologies, Inc.	339	11,929
ExOne Co.*	254	9,101
Federal Signal Corp.*	2,895	43,136
Global Brass & Copper Holdings, Inc.	112	1,766
Gorman-Rupp Co.	631	20,060
Graco, Inc.	2,831	211,589
Graham Corp.	478	15,224
Harsco Corp.	253	5,928
Hyster-Yale Materials Handling, Inc.	485	47,288
IDEX Corp.	11,350	827,302
ITT Corp.	4,146	177,283
John Bean Technologies Corp.	1,336	41,282
Lincoln Electric Holdings, Inc.	11,461	825,307
Lindsay Corp.	601	52,996
Manitex International, Inc.*	611	9,959
Manitowoc Co., Inc.	23,138	727,690
Middleby Corp.*	2,680	708,083
Mueller Industries, Inc.	2,508	75,215
Mueller Water Products, Inc., Class A	7,316	69,502
Navistar International Corp.*	336	11,380
Nordson Corp.	2,965	209,003
Omega Flex, Inc.	126	2,702
Pall Corp.	3,505	313,592
Proto Labs, Inc.*	3,487	235,965
RBC Bearings, Inc.*	1,061	67,586
Rexnord Corp.*	1,405	40,717
Snap-on, Inc.	305	34,611
Standex International Corp.	112	6,001
Sun Hydraulics Corp.	994	43,050
Tennant Co.	850	55,777
Titan International, Inc.	1,900	36,081
Toro Co.	2,665	168,401
TriMas Corp.*	2,077	68,956
Valmont Industries, Inc.	4,252	632,868
Wabash National Corp.*	249	3,426
WABCO Holdings, Inc.*	2,695	284,484
Wabtec Corp.	4,442	344,255
Watts Water Technologies, Inc., Class A	99	5,810
Woodward, Inc.	3,177	131,941
Xerium Technologies, Inc.*	478	7,672
Xylem, Inc.	537	19,558

		8,908,930

Marine (0.4%)
Kirby Corp.*	7,375	746,719
Matson, Inc.	1,984	48,985
Scorpio Bulkers, Inc.*	906	9,159

		804,863

Professional Services (2.1%)
Acacia Research Corp.	647	9,886
Advisory Board Co.*	8,668	556,919
Barrett Business Services, Inc.	333	19,837
Corporate Executive Board Co.	1,558	115,650
Dun & Bradstreet Corp.	1,619	160,848
Equifax, Inc.	5,572	379,063
Exponent, Inc.	3,181	238,766
Franklin Covey Co.*	284	5,615
GP Strategies Corp.*	699	19,034
Huron Consulting Group, Inc.*	3,946	250,097
IHS, Inc., Class A*	3,577	434,605
Insperity, Inc.	1,054	32,653
Kforce, Inc.	1,161	24,753
Manpowergroup, Inc.	3,500	275,905
Mistras Group, Inc.*	756	17,214

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Odyssey Marine Exploration, Inc.*	3,544	$8,116
On Assignment, Inc.*	2,120	81,811
Paylocity Holding Corp.*	600	14,430
Pendrell Corp.*	1,293	2,366
Robert Half International, Inc.	18,193	763,196
RPX Corp.*	233	3,793
TrueBlue, Inc.*	1,894	55,418
WageWorks, Inc.*	8,552	479,853

		3,949,828

Road & Rail (1.0%)
Amerco, Inc.	183	42,478
Avis Budget Group, Inc.*	4,980	242,526
Celadon Group, Inc.	87	2,091
Con-way, Inc.	962	39,519
Genesee & Wyoming, Inc., Class A*	6,018	585,672
Heartland Express, Inc.	1,603	36,372
Hertz Global Holdings, Inc.*	11,193	298,181
Knight Transportation, Inc.	2,712	62,729
Landstar System, Inc.	2,148	127,205
Old Dominion Freight Line, Inc.*	3,271	185,597
Quality Distribution, Inc.*	312	4,053
Roadrunner Transportation Systems, Inc.*	416	10,500
Saia, Inc.*	1,120	42,795
Swift Transportation Co.*	3,883	96,104
Universal Truckload Services, Inc.	230	6,647
Werner Enterprises, Inc.	576	14,694
YRC Worldwide, Inc.*	343	7,717

		1,804,880

Trading Companies & Distributors (1.4%)
Aceto Corp.	246	4,942
Aircastle Ltd	1,320	25,582
Applied Industrial Technologies, Inc.	1,792	86,446
Beacon Roofing Supply, Inc.*	2,252	87,062
BlueLinx Holdings, Inc.*	1,689	2,196
CAI International, Inc.*	284	7,006
DXP Enterprises, Inc.*	437	41,484
H&E Equipment Services, Inc.*	1,379	55,781
HD Supply Holdings, Inc.*	18,406	481,317
Houston Wire & Cable Co.	248	3,256
Kaman Corp.	820	33,358
MRC Global, Inc.*	1,660	44,754
MSC Industrial Direct Co., Inc., Class A	2,185	189,046
Rush Enterprises, Inc., Class A*	601	19,521
Stock Building Supply Holdings, Inc.*	236	4,796
TAL International Group, Inc.*	751	32,195
Textainer Group Holdings Ltd.	336	12,859
United Rentals, Inc.*	11,593	1,100,639
Watsco, Inc.	1,185	118,393
WESCO International, Inc.*	3,974	330,716

		2,681,349

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	397	8,738

Total Industrials		34,753,192

Information Technology (22.9%)
Communications Equipment (1.9%)
ADTRAN, Inc.	1,788	43,645
Alliance Fiber Optic Products, Inc.	519	7,510
Applied Optoelectronics, Inc.*	130	3,207
ARRIS Group, Inc.*	4,746	133,742
Aruba Networks, Inc.*	4,955	92,906
CalAmp Corp.*	1,615	45,010
Calix, Inc.*	1,565	13,193
Ciena Corp.*	3,487	79,294
CommScope Holding Co., Inc.*	1,110	27,395
F5 Networks, Inc.*	8,326	887,801
Infinera Corp.*	5,093	46,245
InterDigital, Inc.	1,915	63,406
Ixia*	40,156	501,950
JDS Uniphase Corp.*	8,255	115,570
KVH Industries, Inc.*	588	7,738
Oplink Communications, Inc.*	48	862
Palo Alto Networks, Inc.*	6,517	447,066
Parkervision, Inc.*	4,154	19,939
PC-Tel, Inc.	73	637
Plantronics, Inc.	1,838	81,699
Procera Networks, Inc.*	201	2,088
Riverbed Technology, Inc.*	7,143	140,789
Ruckus Wireless, Inc.*	2,176	26,460
ShoreTel, Inc.*	21,836	187,790
Sonus Networks, Inc.*	737	2,484
Tessco Technologies, Inc.	14	523
Ubiquiti Networks, Inc.*	586	26,646
ViaSat, Inc.*	7,372	508,963

		3,514,558

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.	729	74,008
Badger Meter, Inc.	671	36,972
Belden, Inc.	1,802	125,419
CDW Corp.	422	11,580
Cognex Corp.*	24,466	828,419
Coherent, Inc.*	6,253	408,634
Control4 Corp.*	92	1,951
Daktronics, Inc.	363	5,224
Dolby Laboratories, Inc., Class A*	832	37,024
DTS, Inc.*	814	16,085
Electro Rent Corp.	441	7,757
Fabrinet*	1,401	29,099
FARO Technologies, Inc.*	9,664	512,192
FEI Co.	1,924	198,210
FLIR Systems, Inc.	4,567	164,412
InvenSense, Inc.*	2,639	62,465
IPG Photonics Corp.*	1,498	106,478
Littelfuse, Inc.	919	86,055
Maxwell Technologies, Inc.*	1,391	17,972
Measurement Specialties, Inc.*	626	42,474
Mesa Laboratories, Inc.	116	10,469
Methode Electronics, Inc.	9,262	283,973
MTS Systems Corp.	729	49,929
National Instruments Corp.	12,362	354,666
Neonode, Inc.*	1,207	6,868
OSI Systems, Inc.*	855	51,180
RealD, Inc.*	1,650	18,431
Rofin-Sinar Technologies, Inc.*	100	2,396
Rogers Corp.*	326	20,349
Trimble Navigation Ltd.*	11,812	459,132
Uni-Pixel, Inc.*	470	3,600
Universal Display Corp.*	1,863	59,448
Zebra Technologies Corp., Class A*	1,274	88,428

		4,181,299

Internet Software & Services (4.4%)
58.com, Inc. (ADR)*	1,200	49,956
Akamai Technologies, Inc.*	5,448	317,128
Angie's List, Inc.*	18,743	228,290

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Bankrate, Inc.*	17,656	$299,093
Bazaarvoice, Inc.*	56,154	409,924
Benefitfocus, Inc.*	968	45,467
Blucora, Inc.*	1,212	23,864
Borderfree, Inc.*	1,800	33,552
Brightcove, Inc.*	1,265	12,435
Carbonite, Inc.*	539	5,492
Care.com, Inc.*	289	4,783
ChannelAdvisor Corp.*	288	10,869
Chegg, Inc.*	468	3,276
comScore, Inc.*	1,651	54,136
Constant Contact, Inc.*	1,424	34,831
Conversant, Inc.*	3,094	87,096
Cornerstone OnDemand, Inc.*	7,032	336,622
CoStar Group, Inc.*	5,601	1,045,931
Criteo S.A. (ADR)*	4,453	180,569
Cvent, Inc.*	9,869	356,764
Dealertrack Technologies, Inc.*	1,788	87,952
Demandware, Inc.*	11,842	758,599
Dice Holdings, Inc.*	1,763	13,152
E2open, Inc.*	788	18,573
eGain Corp.*	577	4,074
Endurance International Group Holdings, Inc.*	717	9,328
Envestnet, Inc.*	1,095	43,997
Global Eagle Entertainment, Inc.*	12,524	197,629
Gogo, Inc.*	285	5,854
IAC/InterActiveCorp	3,445	245,939
j2 Global, Inc.	2,118	106,006
Liquidity Services, Inc.*	1,156	30,114
LivePerson, Inc.*	2,563	30,935
LogMeIn, Inc.*	1,125	50,501
Marin Software, Inc.*	423	4,471
Marketo, Inc.*	356	11,631
Millennial Media, Inc.*	1,622	11,224
Move, Inc.*	1,865	21,559
Net Element International, Inc.*	61	212
NIC, Inc.	3,001	57,949
OpenTable, Inc.*	1,054	81,084
Pandora Media, Inc.*	24,820	752,542
Perficient, Inc.*	190	3,443
Q2 Holdings, Inc.*	5,900	91,627
Rackspace Hosting, Inc.*	5,231	171,681
Reis, Inc.*	374	6,751
Rocket Fuel, Inc.*	175	7,504
SciQuest, Inc.*	1,056	28,528
Shutterstock, Inc.*	2,660	193,143
Spark Networks, Inc.*	767	4,011
SPS Commerce, Inc.*	745	45,780
Stamps.com, Inc.*	637	21,378
support.com, Inc.*	2,468	6,293
Textura Corp.*	186	4,689
Travelzoo, Inc.*	356	8,152
Tremor Video, Inc.*	344	1,417
Trulia, Inc.*	1,291	42,861
Unwired Planet, Inc.*	2,632	5,712
VistaPrint Ltd.*	50	2,461
Vistaprint N.V.*	1,464	72,058
Vocus, Inc.*	53	707
Web.com Group, Inc.*	1,935	65,848
WebMD Health Corp.*	1,313	54,358
Wix.com Ltd.*	275	6,317
XO Group, Inc.*	1,183	11,996
Xoom Corp.*	373	7,281
Yelp, Inc.*	6,954	534,971
YuMe, Inc.*	241	1,762
Zillow, Inc., Class A*	8,826	777,571
Zix Corp.*	2,764	11,443

		8,273,146

IT Services (2.4%)
Acxiom Corp.*	6,505	223,739
Blackhawk Network Holdings, Inc.*	520	12,683
Booz Allen Hamilton Holding Corp.	1,355	29,810
Broadridge Financial Solutions, Inc.	5,609	208,318
Cardtronics, Inc.*	2,075	80,614
Cass Information Systems, Inc.	485	25,007
CIBER, Inc.*	51,011	233,630
Computer Task Group, Inc.	712	12,097
CSG Systems International, Inc.	883	22,993
Datalink Corp.*	865	12,049
DST Systems, Inc.	1,287	121,995
EPAM Systems, Inc.*	1,008	33,163
Euronet Worldwide, Inc.*	2,311	96,115
EVERTEC, Inc.	8,045	198,712
ExlService Holdings, Inc.*	1,528	47,230
FleetCor Technologies, Inc.*	3,134	360,723
Forrester Research, Inc.	598	21,438
Gartner, Inc.*	4,333	300,884
Genpact Ltd.*	7,794	135,772
Global Payments, Inc.	3,324	236,370
Hackett Group, Inc.	416	2,488
Heartland Payment Systems, Inc.	1,689	70,009
Higher One Holdings, Inc.*	1,454	10,512
iGATE Corp.*	1,617	51,000
Jack Henry & Associates, Inc.	3,983	222,092
Lionbridge Technologies, Inc.*	2,463	16,527
Luxoft Holding, Inc.*	161	5,646
MAXIMUS, Inc.	9,130	409,572
MoneyGram International, Inc.*	242	4,271
NeuStar, Inc., Class A*	1,953	63,492
Planet Payment, Inc.*	1,932	5,294
Sapient Corp.*	32,465	553,853
ServiceSource International, Inc.*	2,885	24,349
Syntel, Inc.*	716	64,368
TeleTech Holdings, Inc.*	597	14,632
Total System Services, Inc.	5,873	178,598
Unisys Corp.*	152	4,630
Vantiv, Inc., Class A*	4,056	122,572
Virtusa Corp.*	1,060	35,521
WEX, Inc.*	1,796	170,710

		4,443,478

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Energy Industries, Inc.*	1,701	41,674
Advanced Micro Devices, Inc.*	28,055	112,501
Ambarella, Inc.*	866	23,131
Applied Micro Circuits Corp.*	3,389	33,551
Atmel Corp.*	19,806	165,578
Cabot Microelectronics Corp.*	1,127	49,588
Cavium, Inc.*	18,889	826,016
Cirrus Logic, Inc.*	1,219	24,222
Cree, Inc.*	5,443	307,856
Cypress Semiconductor Corp.*	6,822	70,062
Diodes, Inc.*	1,296	33,851
Entegris, Inc.*	933	11,299
Exar Corp.*	1,784	21,319
Freescale Semiconductor Ltd.*	1,382	33,735
GT Advanced Technologies, Inc.*	5,211	88,848

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hittite Microwave Corp.	1,455	$91,723
Inphi Corp.*	495	7,965
Integrated Device Technology, Inc.*	1,815	22,197
Intermolecular, Inc.*	860	2,408
Intersil Corp., Class A	64,300	830,756
Lattice Semiconductor Corp.*	84,397	661,672
LSI Corp.	2,944	32,590
MA-COM Technology Solutions Holdings, Inc.*	450	9,247
MaxLinear, Inc., Class A*	1,074	10,182
Micrel, Inc.	2,159	23,922
Microsemi Corp.*	3,334	83,450
Monolithic Power Systems, Inc.*	1,783	69,127
MoSys, Inc.*	1,809	8,213
Nanometrics, Inc.*	19,797	355,752
NVE Corp.*	218	12,435
NXP Semiconductor N.V.*	9,855	579,573
OmniVision Technologies, Inc.*	219	3,876
ON Semiconductor Corp.*	19,793	186,054
PDF Solutions, Inc.*	1,179	21,422
Peregrine Semiconductor Corp.*	1,194	7,224
PLX Technology, Inc.*	1,864	11,277
PMC-Sierra, Inc.*	4,055	30,859
Power Integrations, Inc.	5,523	363,303
Rambus, Inc.*	5,167	55,545
RF Micro Devices, Inc.*	11,371	89,603
Rubicon Technology, Inc.*	129	1,456
Rudolph Technologies, Inc.*	254	2,898
Semtech Corp.*	21,649	548,586
Silicon Image, Inc.*	3,582	24,716
Silicon Laboratories, Inc.*	10,554	551,446
Skyworks Solutions, Inc.*	7,332	275,097
SunEdison, Inc.*	24,558	462,673
SunPower Corp.*	1,904	61,423
Synaptics, Inc.*	1,505	90,330
Teradyne, Inc.*	21,747	432,548
TriQuint Semiconductor, Inc.*	730	9,775
Ultra Clean Holdings, Inc.*	52	684
Ultratech, Inc.*	1,297	37,859
Veeco Instruments, Inc.*	394	16,520

		7,929,617

Software (7.0%)
A10 Networks, Inc.*	3,800	57,152
ACI Worldwide, Inc.*	1,840	108,910
Activision Blizzard, Inc.	18,020	368,329
Actuate Corp.*	1,998	12,028
Advent Software, Inc.	1,509	44,304
American Software, Inc., Class A	1,057	10,750
ANSYS, Inc.*	4,302	331,340
Aspen Technology, Inc.*	11,642	493,155
Autodesk, Inc.*	11,025	542,209
AVG Technologies N.V.*	1,132	23,727
Barracuda Networks, Inc.*	140	4,752
Blackbaud, Inc.	2,118	66,293
Bottomline Technologies (DE), Inc.*	16,520	580,678
BroadSoft, Inc.*	16,832	449,919
Cadence Design Systems, Inc.*	39,249	609,929
Callidus Software, Inc.*	17,691	221,491
CommVault Systems, Inc.*	2,148	139,513
Comverse, Inc.*	1,033	35,721
Concur Technologies, Inc.*	11,693	1,158,425
Covisint Corp.*	238	1,745
Cyan, Inc.*	45	192
Digimarc Corp.	280	8,792
Ebix, Inc.	1,093	18,658
Ellie Mae, Inc.*	1,293	37,290
EPIQ Systems, Inc.	52	709
ePlus, Inc.*	7	390
FactSet Research Systems, Inc.	2,039	219,825
Fair Isaac Corp.	1,666	92,163
FireEye, Inc.*	4,365	268,753
FleetMatics Group plc*	11,147	372,867
Fortinet, Inc.*	6,280	138,348
Gigamon, Inc.*	129	3,920
Glu Mobile, Inc.*	2,708	12,836
Guidance Software, Inc.*	740	8,184
Guidewire Software, Inc.*	14,123	692,733
Imperva, Inc.*	936	52,135
Infoblox, Inc.*	2,464	49,428
Informatica Corp.*	14,982	566,020
Interactive Intelligence Group, Inc.*	714	51,765
Jive Software, Inc.*	1,984	15,892
Manhattan Associates, Inc.*	3,587	125,653
Mavenir Systems, Inc.*	187	3,347
MICROS Systems, Inc.*	544	28,794
MicroStrategy, Inc., Class A*	419	48,348
Mitek Systems, Inc.*	1,121	4,338
Model N, Inc.*	379	3,832
Monotype Imaging Holdings, Inc.	1,764	53,167
NetScout Systems, Inc.*	1,674	62,909
NetSuite, Inc.*	4,847	459,641
Pegasystems, Inc.	808	28,539
Progress Software Corp.*	1,209	26,356
Proofpoint, Inc.*	1,056	39,156
PROS Holdings, Inc.*	1,045	32,928
PTC, Inc.*	5,520	195,574
QAD, Inc., Class A	189	3,861
QAD, Inc., Class B	37	629
Qlik Technologies, Inc.*	4,030	107,158
Qualys, Inc.*	692	17,598
Rally Software Development Corp.*	312	4,175
RealPage, Inc.*	2,172	39,444
Rosetta Stone, Inc.*	530	5,947
Rovi Corp.*	549	12,506
Sapiens International Corp. N.V.*	79	641
ServiceNow, Inc.*	11,676	699,626
Silver Spring Networks, Inc.*	271	4,710
SolarWinds, Inc.*	3,033	129,297
Solera Holdings, Inc.	8,021	508,050
Splunk, Inc.*	5,207	372,248
SS&C Technologies Holdings, Inc.*	2,688	107,574
Synchronoss Technologies, Inc.*	1,353	46,394
Tableau Software, Inc., Class A*	8,631	656,646
Take-Two Interactive Software, Inc.*	3,756	82,369
Tangoe, Inc.*	1,444	26,844
TIBCO Software, Inc.*	7,592	154,269
TiVo, Inc.*	2,751	36,396
Tyler Technologies, Inc.*	4,004	335,055
Ultimate Software Group, Inc.*	4,087	559,919
Varonis Systems, Inc.*	189	6,759
VASCO Data Security International, Inc.*	545	4,109
Verint Systems, Inc.*	2,434	114,228
VirnetX Holding Corp.*	1,993	28,261
Vringo, Inc.*	634	2,200

		13,050,765

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.*	4,646	274,811

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cray, Inc.*	940	$35,081
Electronics for Imaging, Inc.*	1,150	49,806
Fusion-io, Inc.*	2,686	28,257
Immersion Corp.*	1,158	12,217
NCR Corp.*	7,599	277,743
Nimble Storage, Inc.*	164	6,214
SanDisk Corp.	4,260	345,869
Silicon Graphics International Corp.*	1,606	19,722
Stratasys Ltd.*	3,097	328,561
Violin Memory, Inc.*	327	1,308

		1,379,589

Total Information Technology		42,772,452

Materials (4.7%)
Chemicals (2.5%)
Advanced Emissions Solutions, Inc.*	1,003	24,614
Albemarle Corp.	1,432	95,114
American Vanguard Corp.	1,345	29,119
Arabian American Development Co.*	820	8,897
Balchem Corp.	1,370	71,404
Calgon Carbon Corp.*	2,498	54,531
Chase Corp.	91	2,869
Chemtura Corp.*	4,551	115,095
Ferro Corp.*	3,352	45,788
Flotek Industries, Inc.*	2,211	61,576
FutureFuel Corp.	235	4,771
H.B. Fuller Co.	12,191	588,582
Hawkins, Inc.	448	16,460
Innophos Holdings, Inc.	1,015	57,551
Innospec, Inc.	1,032	46,677
International Flavors & Fragrances, Inc.	3,760	359,719
KMG Chemicals, Inc.	300	4,704
Koppers Holdings, Inc.	971	40,034
Landec Corp.*	1,158	12,923
LSB Industries, Inc.*	475	17,775
Marrone Bio Innovations, Inc.*	153	2,138
NewMarket Corp.	436	170,380
Olin Corp.	2,478	68,418
OM Group, Inc.	96	3,189
OMNOVA Solutions, Inc.*	2,200	22,836
Penford Corp.*	44	632
Platform Specialty Products Corp.*	20,234	385,458
PolyOne Corp.	19,785	725,318
Quaker Chemical Corp.	3,745	295,218
Rockwood Holdings, Inc.	2,456	182,726
RPM International, Inc.	5,723	239,450
Scotts Miracle-Gro Co., Class A	1,985	121,641
Stepan Co.	522	33,700
Taminco Corp.*	632	13,278
Tredegar Corp.	405	9,319
Valspar Corp.	3,907	281,773
W.R. Grace & Co.*	3,053	302,766
Westlake Chemical Corp.	1,617	107,013
Zep, Inc.	379	6,708

		4,630,164

Construction Materials (0.4%)
Eagle Materials, Inc.	2,290	203,031
Headwaters, Inc.*	3,400	44,914
Martin Marietta Materials, Inc.	2,129	273,257
Texas Industries, Inc.*	939	84,153
United States Lime & Minerals, Inc.	79	4,448
US Concrete, Inc.*	618	14,523

		624,326

Containers & Packaging (1.3%)
AEP Industries, Inc.*	199	7,383
AptarGroup, Inc.	2,155	142,445
Avery Dennison Corp.	1,465	74,232
Ball Corp.	6,493	355,881
Bemis Co., Inc.	2,094	82,169
Berry Plastics Group, Inc.*	2,560	59,264
Crown Holdings, Inc.*	5,669	253,631
Graphic Packaging Holding Co.*	9,075	92,202
Greif, Inc., Class A	282	14,802
Myers Industries, Inc.	169	3,366
Owens-Illinois, Inc.*	4,479	151,525
Packaging Corp. of America	4,527	318,565
Rock-Tenn Co., Class A	4,291	453,001
Sealed Air Corp.	9,047	297,375
Silgan Holdings, Inc.	2,032	100,625

		2,406,466

Metals & Mining (0.2%)
AMCOL International Corp.	502	22,982
Coeur Mining, Inc.*	1,723	16,007
Compass Minerals International, Inc.	1,539	126,998
Globe Specialty Metals, Inc.	164	3,414
Gold Resource Corp.	1,521	7,270
Handy & Harman Ltd.*	212	4,666
Hecla Mining Co.	2,196	6,742
Materion Corp.	514	17,440
Midway Gold Corp.*	4,402	4,622
Olympic Steel, Inc.	107	3,071
Paramount Gold and Silver Corp.*	6,219	7,649
Royal Gold, Inc.	767	48,030
Schnitzer Steel Industries, Inc., Class A	79	2,279
Tahoe Resources, Inc.*	475	10,046
U.S. Silica Holdings, Inc.	1,005	38,361
Walter Energy, Inc.	1,009	7,628
Worthington Industries, Inc.	2,443	93,445

		420,650

Paper & Forest Products (0.3%)
Boise Cascade Co.*	564	16,153
Clearwater Paper Corp.*	768	48,131
Deltic Timber Corp.	522	34,050
KapStone Paper and Packaging Corp.*	9,992	288,169
Louisiana-Pacific Corp.*	4,659	78,597
Neenah Paper, Inc.	75	3,879
P.H. Glatfelter Co.	1,769	48,152
Schweitzer-Mauduit International, Inc.	1,052	44,805
Wausau Paper Corp.	2,190	27,879

		589,815

Total Materials		8,671,421

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	4,043	43,705
Atlantic Tele-Network, Inc.	451	29,730
Cbeyond, Inc.*	35	254
Cincinnati Bell, Inc.*	3,093	10,702
Cogent Communications Group, Inc.	2,181	77,491
Consolidated Communications Holdings, Inc.	1,870	37,419
FairPoint Communications, Inc.*	793	10,785
General Communication, Inc., Class A*	1,400	15,974
HickoryTech Corp.	592	7,571
IDT Corp., Class B	625	10,412

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
inContact, Inc.*	2,325	$22,320
Inteliquent, Inc.	576	8,369
Intelsat S.A.*	39	730
Level 3 Communications, Inc.*	2,670	104,504
Lumos Networks Corp.	689	9,212
magicJack VocalTec Ltd.*	562	11,931
Premiere Global Services, Inc.*	431	5,198
Straight Path Communications, Inc., Class B*	344	2,532
Towerstream Corp.*	2,261	5,313
tw telecom, Inc.*	6,496	203,065
Windstream Holdings, Inc.	25,921	213,589

		830,806

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.(b)*	535	1,348
NTELOS Holdings Corp.	701	9,464
RingCentral, Inc., Class A*	154	2,787
Shenandoah Telecommunications Co.	1,002	32,355

		45,954

Total Telecommunication Services		876,760

Utilities (0.3%)
Electric Utilities (0.2%)
ITC Holdings Corp.	7,227	269,928
UNS Energy Corp.	119	7,144

		277,072

Gas Utilities (0.0%)
Questar Corp.	1,072	25,492
South Jersey Industries, Inc.	289	16,210

		41,702

Water Utilities (0.1%)
American States Water Co.	155	5,005
Aqua America, Inc.	7,106	178,148
Pure Cycle Corp.*	743	4,495
SJW Corp.	184	5,439
York Water Co.	455	9,282

		202,369

Total Utilities		521,143

Total Common Stocks (98.1%) (Cost $131,211,099)		182,839,608

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 4/15/16(b)*† (Cost $—)	162	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (98.1%) (Cost $131,211,099)		182,839,608
Other Assets Less Liabilities (1.9%)		3,618,821

Net Assets (100%)		$186,458,429

*	Non-income producing.

†	Securities (totaling $8,036 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	2	June-14	$148,005	$143,450	$(4,555)
Russell 2000 Mini Index	2	June-14	237,525	234,100	(3,425)
S&P MidCap 400 E-Mini Index	5	June-14	686,707	687,450	743

					$(7,237)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$35,112,291	$337,761	$—		$35,450,052
Consumer Staples	7,464,708	—	—		7,464,708
Energy	9,294,653	—	—		9,294,653
Financials	12,663,831	327,326	—		12,991,157
Health Care	29,764,722	271,312	8,036		30,044,070
Industrials	34,753,192	—	—		34,753,192
Information Technology	42,772,452	—	—		42,772,452
Materials	8,671,421	—	—		8,671,421
Telecommunication Services	875,412	1,348	—		876,760
Utilities	521,143	—	—		521,143
Futures	743	—	—		743
Warrants
Energy	—	—	—	†	—

Total Assets	$181,894,568	$937,747	$8,036		$182,840,351

Liabilities:
Futures	$(7,980)	$—	$—		$(7,980)

Total Liabilities	$(7,980)	$—	$—		$(7,980)

Total	$181,886,588	$937,747	$8,036		$182,832,371

†	Value is zero.

(a)	A security with a market value of $8,036 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,465,557
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,827,635

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,290,149
Aggregate gross unrealized depreciation	(2,450,694)

Net unrealized appreciation	$50,839,455

Federal income tax cost of investments	$132,000,153

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.7%)
Allison Transmission Holdings, Inc.	1,777	$53,204
American Axle & Manufacturing Holdings, Inc.*	1,189	22,020
Cooper Tire & Rubber Co.	3,319	80,652
Dana Holding Corp.	8,547	198,889
Federal-Mogul Corp.*	1,117	20,899
Fox Factory Holding Corp.*	309	5,840
Fuel Systems Solutions, Inc.*	816	8,780
Gentex Corp.	3,621	114,170
Lear Corp.	4,222	353,466
Modine Manufacturing Co.*	2,819	41,298
Remy International, Inc.	781	18,447
Shiloh Industries, Inc.*	326	5,783
Spartan Motors, Inc.	1,921	9,874
Standard Motor Products, Inc.	316	11,303
Stoneridge, Inc.*	192	2,156
Superior Industries International, Inc.	1,344	27,539
Tenneco, Inc.*	3,957	229,783
TRW Automotive Holdings Corp.*	6,349	518,206

		1,722,309

Distributors (0.0%)
Core-Mark Holding Co., Inc.	555	40,293
VOXX International Corp.*	1,049	14,350
Weyco Group, Inc.	351	9,484

		64,127

Diversified Consumer Services (0.8%)
Apollo Education Group, Inc., Class A*	5,754	197,017
Ascent Capital Group, Inc., Class A*	749	56,587
Bridgepoint Education, Inc.*	879	13,088
Career Education Corp.*	3,179	23,715
Corinthian Colleges, Inc.*	4,659	6,430
DeVry Education Group, Inc.	3,719	157,648
Graham Holdings Co., Class B	258	181,568
Houghton Mifflin Harcourt Co.*	386	7,847
Lincoln Educational Services Corp.	1,102	4,155
Matthews International Corp., Class A	902	36,811
Regis Corp.	2,866	39,264
Service Corp. International	2,784	55,346
Steiner Leisure Ltd.*	20,964	969,585
Universal Technical Institute, Inc.	1,253	16,226
Weight Watchers International, Inc.	732	15,035

		1,780,322

Hotels, Restaurants & Leisure (0.7%)
ARAMARK Holdings Corp.	328	9,486
Biglari Holdings, Inc.*	87	42,412
Bob Evans Farms, Inc.	1,299	64,989
Bravo Brio Restaurant Group, Inc.*	51	720
Caesars Entertainment Corp.*	262	4,981
Carrols Restaurant Group, Inc.*	1,322	9,479
Choice Hotels International, Inc.	1,552	71,392
ClubCorp Holdings, Inc.	633	11,964
Del Frisco’s Restaurant Group, Inc.*	347	9,681
Denny’s Corp.*	1,156	7,433
Diamond Resorts International, Inc.*	550	9,322
DineEquity, Inc.	478	37,317
Einstein Noah Restaurant Group, Inc.	143	2,354
International Speedway Corp., Class A	1,640	55,744
Intrawest Resorts Holdings, Inc.*	613	7,993
Isle of Capri Casinos, Inc.*	1,195	9,166
Jack in the Box, Inc.*	484	28,527
Life Time Fitness, Inc.*	8,755	421,115
Luby’s, Inc.*	1,108	6,825
Marcus Corp.	1,172	19,572
Marriott Vacations Worldwide Corp.*	1,723	96,333
Monarch Casino & Resort, Inc.*	251	4,651
Morgans Hotel Group Co.*	919	7,389
Noodles & Co.*	111	4,381
Orient-Express Hotels Ltd., Class A*	5,690	81,993
Penn National Gaming, Inc.*	4,052	49,921
Pinnacle Entertainment, Inc.*	180	4,266
Potbelly Corp.*	126	2,252
Red Robin Gourmet Burgers, Inc.*	4,390	314,675
Ruby Tuesday, Inc.*	3,520	19,747
Scientific Games Corp., Class A*	697	9,570
Sonic Corp.*	657	14,973
Speedway Motorsports, Inc.	664	12,437
Town Sports International Holdings, Inc.	1,366	11,597
Wendy’s Co.	15,534	141,670

		1,606,327

Household Durables (2.7%)
Bassett Furniture Industries, Inc.	582	8,643
Beazer Homes USA, Inc.*	657	13,193
Blyth, Inc.	125,000	1,341,250
Cavco Industries, Inc.*	49	3,844
CSS Industries, Inc.	485	13,095
D.R. Horton, Inc.	16,660	360,689
Ethan Allen Interiors, Inc.	207	5,268
Flexsteel Industries, Inc.	267	10,045
Harman International Industries, Inc.	4,010	426,664
Helen of Troy Ltd.*	1,890	130,845
Hooker Furniture Corp.	591	9,255
Hovnanian Enterprises, Inc., Class A*	1,986	9,394
Installed Building Products, Inc.*	209	2,916
Jarden Corp.*	22,724	1,359,577
La-Z-Boy, Inc.	2,298	62,276
Leggett & Platt, Inc.	8,473	276,559
Lennar Corp., Class A	17,270	684,237
LGI Homes, Inc.*	253	4,364
Lifetime Brands, Inc.	570	10,180
M.D.C. Holdings, Inc.	1,889	53,421
M/I Homes, Inc.*	1,008	22,599
Meritage Homes Corp.*	408	17,087
Mohawk Industries, Inc.*	3,580	486,808
NACCO Industries, Inc., Class A	258	13,986
New Home Co., Inc.*	299	4,258
NVR, Inc.*	47	53,909
Skullcandy, Inc.*	1,060	9,731
Standard Pacific Corp.*	8,825	73,336
Taylor Morrison Home Corp., Class A*	233	5,476
Toll Brothers, Inc.*	10,509	377,273
TRI Pointe Homes, Inc.*	828	13,438
UCP, Inc., Class A*	328	4,940
Universal Electronics, Inc.*	855	32,823
WCI Communities, Inc.*	190	3,754
Whirlpool Corp.	4,198	627,433
ZAGG, Inc.*	1,820	8,408

		6,540,974

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	255	1,436
FTD Cos., Inc.*	1,118	35,563
RetailMeNot, Inc.*	148	4,736

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ValueVision Media, Inc., Class A*	186	$904
zulily, Inc., Class A*	317	15,910

		58,549

Leisure Products (0.2%)
Black Diamond, Inc.*	1,309	16,009
Brunswick Corp.	6,986	316,396
Callaway Golf Co.	4,648	47,502
JAKKS Pacific, Inc.	1,171	8,455
Johnson Outdoors, Inc., Class A	276	7,016
LeapFrog Enterprises, Inc.*	3,942	29,565
Malibu Boats, Inc., Class A*	212	4,711

		429,654

Media (2.9%)
AH Belo Corp., Class A	1,068	12,367
AMC Entertainment Holdings, Inc., Class A*	980	23,765
AMC Networks, Inc., Class A*	4,600	336,214
Beasley Broadcasting Group, Inc., Class A	157	1,429
Carmike Cinemas, Inc.*	1,000	29,860
Central European Media Enterprises Ltd., Class A*	4,447	13,074
Crown Media Holdings, Inc., Class A*	1,553	5,964
Cumulus Media, Inc., Class A*	1,149	7,940
Daily Journal Corp.*	50	8,649
Dex Media, Inc.*	985	9,062
DreamWorks Animation SKG, Inc., Class A*	4,359	115,731
Entercom Communications Corp., Class A*	1,360	13,695
EW Scripps Co., Class A*	1,896	33,597
Gannett Co., Inc.	75,717	2,089,789
Global Sources Ltd.*	880	7,885
Gray Television, Inc.*	2,702	28,020
Harte-Hanks, Inc.	2,509	22,180
Interpublic Group of Cos., Inc.	13,805	236,618
John Wiley & Sons, Inc., Class A	2,678	154,360
Journal Communications, Inc., Class A*	2,526	22,380
Live Nation Entertainment, Inc.*	8,303	180,590
Martha Stewart Living Omnimedia, Inc., Class A*	1,408	6,378
McClatchy Co., Class A*	752	4,828
MDC Partners, Inc., Class A	1,568	35,782
Media General, Inc., Class A*	1,122	20,611
Meredith Corp.	2,138	99,267
National CineMedia, Inc.	2,586	38,790
New York Times Co., Class A	180,565	3,091,273
Reading International, Inc., Class A*	950	6,963
Regal Entertainment Group, Class A	3,896	72,777
Rentrak Corp.*	37	2,230
Saga Communications, Inc., Class A	206	10,236
Salem Communications Corp., Class A	574	5,734
Scholastic Corp.	1,570	54,134
SFX Entertainment, Inc.*	616	4,343
Sizmek, Inc.*	1,405	14,935
Starz, Class A*	707	22,822
World Wrestling Entertainment, Inc., Class A	1,545	44,620

		6,888,892

Multiline Retail (0.9%)
Big Lots, Inc.*	2,542	96,265
Bon-Ton Stores, Inc.	258	2,833
Burlington Stores, Inc.*	398	11,749
Dillard’s, Inc., Class A	608	56,179
Fred’s, Inc., Class A	2,187	39,388
Gordmans Stores, Inc.	769	4,199
J.C. Penney Co., Inc.*	9,051	78,019
Sears Holdings Corp.*	37,639	1,797,639
Tuesday Morning Corp.*	2,567	36,323

		2,122,594

Specialty Retail (2.3%)
Aaron’s, Inc.	34,298	1,037,172
Abercrombie & Fitch Co., Class A	4,097	157,734
American Eagle Outfitters, Inc.	4,162	50,943
America’s Car-Mart, Inc.*	112	4,113
Asbury Automotive Group, Inc.*	212	11,726
Ascena Retail Group, Inc.*	6,465	111,715
Barnes & Noble, Inc.*	2,260	47,234
bebe stores, Inc.	1,965	12,026
Body Central Corp.*	1,128	1,207
Brown Shoe Co., Inc.	937	24,868
Cato Corp., Class A	1,361	36,801
Chico’s FAS, Inc.	14,809	237,388
Children’s Place Retail Stores, Inc.	911	45,377
Citi Trends, Inc.*	828	13,488
Container Store Group, Inc.*	377	12,799
CST Brands, Inc.	11,768	367,632
Destination Maternity Corp.	58	1,589
Destination XL Group, Inc.*	2,386	13,457
DSW, Inc., Class A	391	14,021
Finish Line, Inc., Class A	1,925	52,148
Foot Locker, Inc.	7,827	367,712
GameStop Corp., Class A	7,036	289,180
Genesco, Inc.*	414	30,872
Group 1 Automotive, Inc.	1,287	84,504
Guess?, Inc.	3,538	97,649
Haverty Furniture Cos., Inc.	856	25,423
hhgregg, Inc.*	715	6,871
Jos. A. Bank Clothiers, Inc.*	1,376	88,477
Kirkland’s, Inc.*	254	4,696
MarineMax, Inc.*	1,419	21,555
Men’s Wearhouse, Inc.	2,805	137,389
New York & Co., Inc.*	768	3,372
Office Depot, Inc.*	24,815	102,486
Pacific Sunwear of California, Inc.*	240	713
Penske Automotive Group, Inc.	6,495	277,726
PEP Boys-Manny, Moe & Jack*	3,179	40,437
RadioShack Corp.*	5,882	12,470
Rent-A-Center, Inc.	3,174	84,428
Sears Hometown and Outlet Stores, Inc.*	294	6,953
Select Comfort Corp.*	221	3,996
Shoe Carnival, Inc.	869	20,022
Signet Jewelers Ltd.	4,356	461,126
Sonic Automotive, Inc., Class A	1,734	38,980
Stage Stores, Inc.	1,971	48,191
Staples, Inc.	61,176	693,736
Stein Mart, Inc.	780	10,928
Systemax, Inc.*	605	9,021
Trans World Entertainment Corp.	313	1,136
Urban Outfitters, Inc.*	8,000	291,760
West Marine, Inc.*	952	10,824
Zale Corp.*	1,947	40,712

		5,566,783

Textiles, Apparel & Luxury Goods (0.5%)
American Apparel, Inc.*	4,335	2,172
Columbia Sportswear Co.	765	63,227

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Crocs, Inc.*	707	$11,029
Culp, Inc.	51	1,007
Deckers Outdoor Corp.*	1,148	91,530
G-III Apparel Group Ltd.*	234	16,750
Iconix Brand Group, Inc.*	1,545	60,672
Jones Group, Inc.	4,776	71,497
Kate Spade & Co.*	7,084	262,746
Movado Group, Inc.	1,001	45,595
Perry Ellis International, Inc.*	712	9,783
PVH Corp.	2,747	342,743
Quiksilver, Inc.*	2,073	15,568
R.G. Barry Corp.	507	9,572
Skechers U.S.A., Inc., Class A*	2,300	84,042
Unifi, Inc.*	851	19,633
Vince Holding Corp.*	356	9,384

		1,116,950

Total Consumer Discretionary		27,897,481

Consumer Staples (4.6%)
Beverages (0.6%)
Beam, Inc.	4,748	395,508
Craft Brew Alliance, Inc.*	377	5,757
Molson Coors Brewing Co., Class B	16,459	968,777

		1,370,042

Food & Staples Retailing (0.1%)
Andersons, Inc.	1,650	97,746
Fairway Group Holdings Corp.*	561	4,286
Ingles Markets, Inc., Class A	661	15,745
Pantry, Inc.*	1,251	19,190
Rite Aid Corp.*	16,940	106,214
Roundy’s, Inc.	1,738	11,958
Spartan Stores, Inc.	2,177	50,528
Sprouts Farmers Market, Inc.*	363	13,079
SUPERVALU, Inc.*	3,023	20,677
Village Super Market, Inc., Class A	128	3,379
Weis Markets, Inc.	659	32,456

		375,258

Food Products (3.1%)
Alico, Inc.	14	528
B&G Foods, Inc.	29,725	895,020
Boulder Brands, Inc.*	152	2,678
Bunge Ltd.	4,764	378,786
Cal-Maine Foods, Inc.	125	7,848
Chiquita Brands International, Inc.*	2,674	33,291
ConAgra Foods, Inc.	25,814	801,008
Darling International, Inc.*	6,849	137,117
Dean Foods Co.	5,535	85,571
Diamond Foods, Inc.*	1,335	46,632
Flowers Foods, Inc.	55,072	1,181,294
Fresh Del Monte Produce, Inc.	2,237	61,674
Griffin Land & Nurseries, Inc.	152	4,596
Ingredion, Inc.	4,024	273,954
John B. Sanfilippo & Son, Inc.	421	9,691
Omega Protein Corp.*	1,051	12,686
Pinnacle Foods, Inc.	11,219	334,999
Post Holdings, Inc.*	52,621	2,900,470
Seaboard Corp.*	15	39,322
Seneca Foods Corp., Class A*	448	14,103
Snyder’s-Lance, Inc.	2,401	67,684
Tootsie Roll Industries, Inc.	67	2,006
TreeHouse Foods, Inc.*	751	54,064

		7,345,022

Household Products (0.6%)
Central Garden & Pet Co., Class A*	2,146	17,747
Energizer Holdings, Inc.	12,945	1,304,079
Harbinger Group, Inc.*	1,908	23,335
Oil-Dri Corp. of America	218	7,530
Orchids Paper Products Co.	48	1,469

		1,354,160

Personal Products (0.2%)
Coty, Inc., Class A	23,561	352,944
Elizabeth Arden, Inc.*	239	7,053
Inter Parfums, Inc.	293	10,610
Nature’s Sunshine Products, Inc.	631	8,695
Nutraceutical International Corp.*	460	11,955
Revlon, Inc., Class A*	442	11,293

		402,550

Tobacco (0.0%)
Alliance One International, Inc.*	5,997	17,511
Universal Corp.	874	48,848
Vector Group Ltd.	1,568	33,775

		100,134

Total Consumer Staples		10,947,166

Energy (7.6%)
Energy Equipment & Services (2.9%)
Atwood Oceanics, Inc.*	2,770	139,580
Basic Energy Services, Inc.*	1,791	49,091
Bolt Technology Corp.	486	9,608
Bristow Group, Inc.	6,917	522,372
C&J Energy Services, Inc.*	2,684	78,265
Cal Dive International, Inc.(b)*	5,578	9,483
CARBO Ceramics, Inc.	660	91,073
CHC Group Ltd.*	1,583	11,698
Dawson Geophysical Co.	455	12,745
Era Group, Inc.*	1,214	35,582
Exterran Holdings, Inc.	3,394	148,929
Forum Energy Technologies, Inc.*	1,179	36,525
Frank's International N.V.	13,754	340,824
Gulf Island Fabrication, Inc.	806	17,418
Gulfmark Offshore, Inc., Class A	9,148	411,111
Helix Energy Solutions Group, Inc.*	20,699	475,663
Helmerich & Payne, Inc.	12,645	1,360,096
Hercules Offshore, Inc.*	9,534	43,761
Hornbeck Offshore Services, Inc.*	2,006	83,871
ION Geophysical Corp.*	6,045	25,450
Key Energy Services, Inc.*	9,042	83,548
Matrix Service Co.*	1,302	43,982
McDermott International, Inc.*	13,976	109,292
Mitcham Industries, Inc.*	738	10,288
Nabors Industries Ltd.	17,365	428,047
Natural Gas Services Group, Inc.*	695	20,947
Newpark Resources, Inc.*	928	10,626
North Atlantic Drilling Ltd.	3,119	27,572
Nuverra Environmental Solutions, Inc.*	800	16,232
Oil States International, Inc.*	3,245	319,957
Parker Drilling Co.*	7,043	49,935
Patterson-UTI Energy, Inc.	8,672	274,729
PHI, Inc. (Non-Voting)*	707	31,278
Pioneer Energy Services Corp.*	3,706	47,993
Rowan Cos., plc, Class A*	7,313	246,302
RPC, Inc.	730	14,907
SEACOR Holdings, Inc.*	1,077	93,074
Solar Cayman Ltd.(b)*§†	50,828	5,083
Superior Energy Services, Inc.	26,899	827,413
Tesco Corp.*	1,794	33,189
TETRA Technologies, Inc.*	4,643	59,430
TGC Industries, Inc.*	89	530

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Tidewater, Inc.	2,916	$141,776
Unit Corp.*	2,893	189,144
Vantage Drilling Co.*	11,521	19,701
Willbros Group, Inc.*	2,274	28,698

		7,036,818

Oil, Gas & Consumable Fuels (4.7%)
Adams Resources & Energy, Inc.	106	6,140
Alon USA Energy, Inc.	1,343	20,064
Alpha Natural Resources, Inc.*	13,191	56,062
Apco Oil and Gas International, Inc.*	529	7,644
Approach Resources, Inc.*	958	20,032
Arch Coal, Inc.	12,687	61,151
Athlon Energy, Inc.*	685	24,283
Bill Barrett Corp.*	2,076	53,146
BPZ Resources, Inc.*	7,380	23,468
Callon Petroleum Co.*	2,479	20,749
Carrizo Oil & Gas, Inc.*	406	21,705
Cimarex Energy Co.	15,885	1,892,062
Clayton Williams Energy, Inc.*	351	39,666
Cloud Peak Energy, Inc.*	3,591	75,914
Comstock Resources, Inc.	2,901	66,288
Contango Oil & Gas Co.*	6,644	317,185
Delek U.S. Holdings, Inc.	753	21,867
Denbury Resources, Inc.	13,450	220,580
Emerald Oil, Inc.*	3,506	23,560
Endeavour International Corp.*	3,223	10,475
Energen Corp.	13,166	1,063,944
Energy XXI Bermuda Ltd.	4,332	102,105
EP Energy Corp., Class A*	1,184	23,171
EPL Oil & Gas, Inc.*	1,209	46,667
EQT Corp.	3,734	362,086
Equal Energy Ltd.	2,365	10,832
EXCO Resources, Inc.	5,139	28,778
Forest Oil Corp.*	6,151	11,748
Frontline Ltd.*	3,489	13,712
GasLog Ltd.	1,819	42,365
Golar LNG Ltd.	2,579	107,519
Green Plains Renewable Energy, Inc.	1,500	44,940
Gulfport Energy Corp.*	942	67,052
Halcon Resources Corp.*	13,852	59,979
Hallador Energy Co.	872	7,456
Jones Energy, Inc., Class A*	380	5,753
Knightsbridge Tankers Ltd.	1,795	24,322
L&L Energy, Inc.(b)*†	1,156	1,942
Laredo Petroleum Holdings, Inc.*	340	8,792
Magnum Hunter Resources Corp.*	7,038	59,823
Matador Resources Co.*	3,448	84,442
Midstates Petroleum Co., Inc.*	1,934	10,366
Miller Energy Resources, Inc.*	1,741	10,237
Newfield Exploration Co.*	8,028	251,758
Noble Energy, Inc.	6,956	494,154
Nordic American Tankers Ltd.	4,568	44,949
Northern Oil and Gas, Inc.*	3,830	55,995
Panhandle Oil and Gas, Inc., Class A	46	2,006
PBF Energy, Inc., Class A	1,454	37,513
PDC Energy, Inc.*	2,110	131,369
Peabody Energy Corp.	15,944	260,525
Pengrowth Energy Corp.	294,248	1,780,660
Penn Virginia Corp.*	3,281	57,385
PetroQuest Energy, Inc.*	197	1,123
QEP Resources, Inc.	9,547	281,064
Quicksilver Resources, Inc.*	6,623	17,418
Renewable Energy Group, Inc.*	960	11,501
Resolute Energy Corp.*	4,138	29,794
REX American Resources Corp.*	284	16,202
Rice Energy, Inc.*	12,000	316,680
RSP Permian, Inc.*	849	24,528
Sanchez Energy Corp.*	2,132	63,171
SandRidge Energy, Inc.*	29,299	179,896
Scorpio Tankers, Inc.	10,933	109,002
SemGroup Corp., Class A	178	11,691
Ship Finance International Ltd.	3,367	60,505
Stone Energy Corp.*	2,961	124,273
Swift Energy Co.*	2,669	28,718
Teekay Corp.	2,227	125,246
Teekay Tankers Ltd., Class A	3,601	12,748
Triangle Petroleum Corp.*	3,396	27,983
Ultra Petroleum Corp.*	9,043	243,166
Ur-Energy, Inc.*	5,795	8,982
VAALCO Energy, Inc.*	1,842	15,749
W&T Offshore, Inc.	2,096	36,282
Warren Resources, Inc.*	4,472	21,466
Western Refining, Inc.	1,440	55,584
Westmoreland Coal Co.*	655	19,506
Whiting Petroleum Corp.*	10,493	728,109
World Fuel Services Corp.	3,513	154,923
WPX Energy, Inc.*	11,863	213,890
ZaZa Energy Corp.*	532	400

		11,235,986

Total Energy		18,272,804

Financials (33.4%)
Banks (8.5%)
1st Source Corp.	857	27,501
1st United Bancorp, Inc./Florida	1,651	12,647
Access National Corp.	413	6,695
American National Bankshares, Inc.	474	11,148
Ameris Bancorp*	1,512	35,230
Ames National Corp.	543	11,968
Arrow Financial Corp.	645	17,054
Associated Banc-Corp.	9,888	178,577
BancFirst Corp.	406	22,992
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,805	47,670
Bancorp, Inc./Delaware*	1,978	37,206
BancorpSouth, Inc.	5,624	140,375
Bank of Hawaii Corp.	9,156	554,945
Bank of Kentucky Financial Corp.	347	13,026
Bank of Marin Bancorp/California	335	15,082
Bank of the Ozarks, Inc.	534	36,344
BankUnited, Inc.	3,866	134,421
Banner Corp.	1,171	48,257
Bar Harbor Bankshares	234	8,974
BBCN Bancorp, Inc.	4,691	80,404
BNC Bancorp	1,023	17,729
BOK Financial Corp.	1,575	108,754
Boston Private Financial Holdings, Inc.	4,762	64,430
Bridge Bancorp, Inc.	671	17,922
Bridge Capital Holdings*	543	12,902
Bryn Mawr Bank Corp.	779	22,381
C&F Financial Corp.	189	6,263
Camden National Corp.	444	18,293
Capital Bank Financial Corp., Class A*	1,336	33,547
Capital City Bank Group, Inc.	702	9,323
CapitalSource, Inc.	11,591	169,113
Cardinal Financial Corp.	1,951	34,786
Cascade Bancorp*	209	1,170
Cathay General Bancorp	4,658	117,335

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Center Bancorp, Inc.	659	$12,521
Centerstate Banks, Inc.	1,723	18,815
Central Pacific Financial Corp.	1,254	25,331
Century Bancorp, Inc./Massachusetts, Class A	177	6,037
Chemical Financial Corp.	1,781	57,793
Chemung Financial Corp.	224	6,075
Citizens & Northern Corp.	759	14,960
City Holding Co.	960	43,066
City National Corp./California	5,593	440,281
CNB Financial Corp./Pennsylvania	842	14,887
CoBiz Financial, Inc.	1,971	22,706
Columbia Banking System, Inc.	3,030	86,416
Comerica, Inc.	11,494	595,389
Commerce Bancshares, Inc./Missouri	4,848	225,044
Community Bank System, Inc.	2,385	93,063
Community Trust Bancorp, Inc.	865	35,880
CommunityOne Bancorp*	602	6,754
ConnectOne Bancorp, Inc.*	101	4,945
CU Bancorp*	529	9,734
Cullen/Frost Bankers, Inc.	3,095	239,955
Customers Bancorp, Inc.*	1,161	24,230
CVB Financial Corp.	5,442	86,528
Eagle Bancorp, Inc.*	1,326	47,869
East West Bancorp, Inc.	20,972	765,478
Enterprise Bancorp, Inc./Massachusetts	408	8,299
Enterprise Financial Services Corp.	1,078	21,635
F.N.B. Corp./Pennsylvania	9,292	124,513
Farmers Capital Bank Corp.*	409	9,186
Fidelity Southern Corp.	820	11,455
Financial Institutions, Inc.	796	18,324
First Bancorp, Inc./Maine	597	9,731
First Bancorp/North Carolina	1,116	21,204
First BanCorp/Puerto Rico*	4,168	22,674
First Busey Corp.	4,154	24,093
First Citizens BancShares, Inc./North Carolina, Class A	436	104,967
First Commonwealth Financial Corp.	5,879	53,146
First Community Bancshares, Inc./Virginia	967	15,820
First Connecticut Bancorp, Inc./Connecticut	949	14,861
First Financial Bancorp	3,555	63,919
First Financial Bankshares, Inc.	614	37,939
First Financial Corp./Indiana	652	21,959
First Financial Holdings, Inc.	1,422	89,046
First Horizon National Corp.	49,347	608,942
First Interstate Bancsystem, Inc.	999	28,192
First Merchants Corp.	2,091	45,249
First Midwest Bancorp, Inc./Illinois	4,425	75,579
First NBC Bank Holding Co.*	252	8,785
First Niagara Financial Group, Inc.	87,112	823,208
First of Long Island Corp.	454	18,437
First Republic Bank/California	22,139	1,195,285
First Security Group, Inc./Tennessee*	3,827	7,960
FirstMerit Corp.	14,274	297,327
Flushing Financial Corp.	1,860	39,190
Fulton Financial Corp.	42,528	535,002
German American Bancorp, Inc.	722	20,859
Glacier Bancorp, Inc.	4,259	123,809
Great Southern Bancorp, Inc.	585	17,568
Guaranty Bancorp.	836	11,913
Hampton Roads Bankshares, Inc.*	2,049	3,258
Hancock Holding Co.	5,003	183,360
Hanmi Financial Corp.	1,895	44,153
Heartland Financial USA, Inc.	839	22,645
Heritage Commerce Corp.	1,171	9,438
Heritage Financial Corp./Washington	866	14,653
Heritage Oaks Bancorp*	1,410	11,393
Home BancShares, Inc./Arkansas	1,960	67,463
Home Federal Bancorp, Inc./Idaho	834	12,977
HomeTrust Bancshares, Inc.*	1,185	18,699
Horizon Bancorp/Indiana	483	10,761
Hudson Valley Holding Corp.	941	17,926
Huntington Bancshares, Inc./Ohio	49,507	493,585
IBERIABANK Corp.	1,756	123,183
Independent Bank Corp./Massachusetts	1,425	56,102
Independent Bank Group, Inc.	227	13,336
International Bancshares Corp.	3,204	80,356
Intervest Bancshares Corp., Class A*	973	7,249
Investors Bancorp, Inc.	2,632	72,748
Lakeland Bancorp, Inc.	2,043	22,984
Lakeland Financial Corp.	994	39,979
LCNB Corp.	442	7,647
Macatawa Bank Corp.	1,318	6,643
MainSource Financial Group, Inc.	1,159	19,819
MB Financial, Inc.	3,260	100,930
Mercantile Bank Corp.	494	10,186
Merchants Bancshares, Inc./Vermont	335	10,924
Metro Bancorp, Inc.*	803	16,975
Middleburg Financial Corp.	293	5,160
MidSouth Bancorp, Inc.	469	7,893
MidWestOne Financial Group, Inc.	369	9,314
National Bank Holdings Corp., Class A	2,780	55,795
National Bankshares, Inc./Virginia	407	14,860
National Penn Bancshares, Inc.	49,024	512,301
NBT Bancorp, Inc.	2,645	64,697
NewBridge Bancorp*	1,404	10,025
Northrim BanCorp, Inc.	370	9,505
OFG Bancorp	2,725	46,843
Old National Bancorp/Indiana	6,087	90,757
OmniAmerican Bancorp, Inc.	660	15,041
Pacific Continental Corp.	1,015	13,966
Pacific Premier Bancorp, Inc.*	883	14,252
PacWest Bancorp	15,153	651,730
Palmetto Bancshares, Inc.*	265	3,734
Park National Corp.	718	55,207
Park Sterling Corp.	2,607	17,337
Peapack-Gladstone Financial Corp.	769	16,918
Penns Woods Bancorp, Inc.	282	13,756
Peoples Bancorp, Inc./Ohio	615	15,209
Pinnacle Financial Partners, Inc.	2,077	77,867
Popular, Inc.*	78,852	2,443,623
Preferred Bank/California*	679	17,627
PrivateBancorp, Inc.	3,832	116,914
Prosperity Bancshares, Inc.	3,544	234,436
Renasant Corp.	1,830	53,161
Republic Bancorp, Inc./Kentucky, Class A	618	13,967
S&T Bancorp, Inc.	1,794	42,518
Sandy Spring Bancorp, Inc.	1,521	37,995
Seacoast Banking Corp. of Florida*	952	10,472
Sierra Bancorp	682	10,857
Signature Bank/New York*	6,472	812,818
Simmons First National Corp., Class A	998	37,195
Southside Bancshares, Inc.	1,098	34,455
Southwest Bancorp, Inc./Oklahoma	1,113	19,656

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
State Bank Financial Corp.	1,984	$35,097
Sterling Bancorp/Delaware	4,984	63,097
Sterling Financial Corp./Washington	2,013	67,093
Suffolk Bancorp*	656	14,629
Sun Bancorp, Inc./New Jersey*	2,327	7,819
Susquehanna Bancshares, Inc.	11,074	126,133
SVB Financial Group*	2,663	342,941
SY Bancorp, Inc.	871	27,558
Synovus Financial Corp.	58,009	196,650
Talmer Bancorp, Inc., Class A*	1,118	16,367
Taylor Capital Group, Inc.*	977	23,370
TCF Financial Corp.	9,671	161,119
Texas Capital Bancshares, Inc.*	2,407	156,311
Tompkins Financial Corp.	885	43,330
TowneBank/Virginia	1,502	23,296
Trico Bancshares	916	23,752
Tristate Capital Holdings, Inc.*	384	5,457
Trustmark Corp.	4,045	102,541
UMB Financial Corp.	2,096	135,611
Umpqua Holdings Corp.	6,646	123,881
Union First Market Bankshares Corp.	2,527	64,236
United Bankshares, Inc./West Virginia	2,253	68,987
United Community Banks, Inc./Georgia*	2,565	49,787
Univest Corp. of Pennsylvania	994	20,397
Valley National Bancorp	11,997	124,889
VantageSouth Bancshares, Inc.*	660	4,640
ViewPoint Financial Group, Inc.	2,379	68,634
Washington Banking Co.	909	16,162
Washington Trust Bancorp, Inc.	881	33,011
Webster Financial Corp.	5,314	165,053
WesBanco, Inc.	1,554	49,464
West Bancorp, Inc.	809	12,289
Westamerica Bancorp	1,618	87,501
Western Alliance Bancorp*	25,562	628,825
Wilshire Bancorp, Inc.	4,045	44,899
Wintrust Financial Corp.	2,544	123,791
Yadkin Financial Corp.*	824	17,642
Zions Bancorp	10,864	336,567

		20,208,356

Capital Markets (2.0%)
American Capital Ltd.*	16,642	262,777
Apollo Investment Corp.	13,356	110,988
Ares Capital Corp.	37,339	657,913
Arlington Asset Investment Corp., Class A	530	14,034
Artisan Partners Asset Management, Inc., Class A	471	30,262
BlackRock Kelso Capital Corp.	4,337	39,770
Calamos Asset Management, Inc., Class A	1,127	14,572
Capital Southwest Corp.	847	29,408
Capitala Finance Corp.	201	3,875
CIFC Corp.	266	2,165
Cowen Group, Inc., Class A*	5,488	24,202
E*TRADE Financial Corp.*	16,904	389,130
FBR & Co.*	426	11,004
Federated Investors, Inc., Class B	1,455	44,436
Fidus Investment Corp.	846	16,336
Fifth Street Finance Corp.	8,244	77,988
Firsthand Technology Value Fund, Inc.	518	11,059
Garrison Capital, Inc.	329	4,649
GFI Group, Inc.	3,865	13,721
Gladstone Capital Corp.	1,223	12,328
Gladstone Investment Corp.	1,566	12,951
Golub Capital BDC, Inc.	2,292	40,889
GSV Capital Corp.*	1,095	11,103
Hercules Technology Growth Capital, Inc.	3,686	51,862
HFF, Inc., Class A	287	9,646
Horizon Technology Finance Corp.	565	7,068
ICG Group, Inc.*	2,128	43,454
INTL FCStone, Inc.*	502	9,443
Investment Technology Group, Inc.*	2,204	44,521
Janus Capital Group, Inc.	8,779	95,428
JMP Group, Inc.	831	5,908
KCAP Financial, Inc.	1,667	14,436
KCG Holdings, Inc., Class A*	2,275	27,141
Legg Mason, Inc.	6,542	320,820
LPL Financial Holdings, Inc.	669	35,149
Main Street Capital Corp.	2,173	71,405
Manning & Napier, Inc.	778	13,047
Marcus & Millichap, Inc.*	258	4,603
MCG Capital Corp.	4,153	15,740
Medallion Financial Corp.	1,290	17,041
Medley Capital Corp.	2,990	40,694
MVC Capital, Inc.	1,247	16,897
New Mountain Finance Corp.	3,023	43,985
NGP Capital Resources Co.	1,226	8,288
Oppenheimer Holdings, Inc., Class A	537	15,063
PennantPark Floating Rate Capital Ltd.	846	11,692
PennantPark Investment Corp.	4,075	45,029
Piper Jaffray Cos.*	953	43,647
Prospect Capital Corp.	18,677	201,712
Raymond James Financial, Inc.	14,335	801,756
RCS Capital Corp., Class A	124	4,826
Safeguard Scientifics, Inc.*	1,181	26,195
SEI Investments Co.	437	14,688
Silvercrest Asset Management Group, Inc., Class A	312	5,706
Solar Capital Ltd.	2,744	59,764
Solar Senior Capital Ltd.	728	12,456
Stellus Capital Investment Corp.	666	9,577
Stifel Financial Corp.*	3,730	185,605
SWS Group, Inc.*	1,592	11,908
TCP Capital Corp.	2,203	36,460
THL Credit, Inc.	2,209	30,484
TICC Capital Corp.	3,280	32,078
Triangle Capital Corp.	1,700	44,013
Waddell & Reed Financial, Inc., Class A	3,998	294,333
Walter Investment Management Corp.*	2,186	65,208
WhiteHorse Finance, Inc.	355	4,995

		4,689,331

Consumer Finance (0.1%)
Cash America International, Inc.	1,707	66,095
Consumer Portfolio Services, Inc.*	460	3,146
DFC Global Corp.*	2,337	20,636
Encore Capital Group, Inc.*	316	14,441
EZCORP, Inc., Class A*	3,094	33,384
First Marblehead Corp.*	569	3,437
Green Dot Corp., Class A*	1,586	30,975
Imperial Holdings, Inc.*	994	5,715
JGWPT Holdings, Inc., Class A*	358	6,537
Nelnet, Inc., Class A	1,344	54,970
Nicholas Financial, Inc.	642	10,099
Regional Management Corp.*	156	3,847

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Springleaf Holdings, Inc.*	782	$19,667

		272,949

Diversified Financial Services (0.4%)
California First National Bancorp	103	1,581
CBOE Holdings, Inc.	6,700	379,220
Gain Capital Holdings, Inc.	631	6,821
Marlin Business Services Corp.	463	9,635
MSCI, Inc.*	4,162	179,049
NASDAQ OMX Group, Inc.	6,553	242,068
NewStar Financial, Inc.*	1,474	20,430
PHH Corp.*	3,395	87,727
PICO Holdings, Inc.*	1,390	36,126
Resource America, Inc., Class A	683	5,853

		968,510

Insurance (10.6%)
Alleghany Corp.*	1,452	591,516
Allied World Assurance Co. Holdings AG	1,365	140,854
Ambac Financial Group, Inc.*	1,300	40,339
American Equity Investment Life Holding Co.	28,377	670,265
American Financial Group, Inc./Ohio	3,975	229,397
American National Insurance Co.	427	48,272
AMERISAFE, Inc.	1,117	49,047
AmTrust Financial Services, Inc.	357	13,427
Arch Capital Group Ltd.*	15,386	885,310
Argo Group International Holdings Ltd.	1,083	49,710
Aspen Insurance Holdings Ltd.	3,929	155,981
Assurant, Inc.	4,302	279,458
Assured Guaranty Ltd.	9,959	252,162
Axis Capital Holdings Ltd.	4,931	226,086
Baldwin & Lyons, Inc., Class B	558	14,670
Blue Capital Reinsurance Holdings Ltd.*	301	5,234
Brown & Brown, Inc.	33,250	1,022,770
Citizens, Inc./Texas*	2,485	18,389
CNO Financial Group, Inc.	13,087	236,875
Crawford & Co., Class B	911	9,939
Donegal Group, Inc., Class A	462	6,736
EMC Insurance Group, Inc.	269	9,558
Employers Holdings, Inc.	549	11,106
Endurance Specialty Holdings Ltd.	17,640	949,561
Enstar Group Ltd.*	1,952	266,077
Everest Reinsurance Group Ltd.	5,303	811,624
FBL Financial Group, Inc., Class A	494	21,400
Fidelity & Guaranty Life	604	14,254
Fidelity National Financial, Inc., Class A	14,993	471,380
First American Financial Corp.	76,414	2,028,792
Fortegra Financial Corp.*	290	2,039
Genworth Financial, Inc., Class A*	29,089	515,748
Global Indemnity plc*	473	12,459
Greenlight Capital Reinsurance Ltd., Class A*	20,939	686,799
Hallmark Financial Services, Inc.*	781	6,490
Hanover Insurance Group, Inc.	1,872	115,016
Hartford Financial Services Group, Inc.	11,001	388,005
HCC Insurance Holdings, Inc.	34,703	1,578,640
Hilltop Holdings, Inc.*	3,949	93,947
Horace Mann Educators Corp.	2,370	68,730
Independence Holding Co.	396	5,314
Infinity Property & Casualty Corp.	2,946	199,238
Investors Title Co.	82	6,224
Kansas City Life Insurance Co.	220	10,604
Kemper Corp.	2,810	110,068
Maiden Holdings Ltd.	2,650	33,072
Markel Corp.*	1,587	946,011
MBIA, Inc.*	123,863	1,732,843
Meadowbrook Insurance Group, Inc.	2,703	15,759
Mercury General Corp.	995	44,855
Montpelier Reinsurance Holdings Ltd.	2,483	73,894
National Interstate Corp.	287	7,694
National Western Life Insurance Co., Class A	129	31,541
Navigators Group, Inc.*	7,553	463,679
Old Republic International Corp.	134,895	2,212,278
OneBeacon Insurance Group Ltd., Class A	1,344	20,778
PartnerReinsurance Ltd.	3,193	330,476
Phoenix Cos., Inc.*	332	17,181
Platinum Underwriters Holdings Ltd.	1,617	97,182
Primerica, Inc.	3,349	157,771
ProAssurance Corp.	3,683	164,004
Protective Life Corp.	4,632	243,597
Reinsurance Group of America, Inc.	14,620	1,164,191
RenaissanceReinsurance Holdings Ltd.	2,458	239,901
RLI Corp.	2,531	111,971
Safety Insurance Group, Inc.	824	44,372
Selective Insurance Group, Inc.	3,273	76,326
StanCorp Financial Group, Inc.	2,586	172,745
State Auto Financial Corp.	843	17,964
Stewart Information Services Corp.	1,286	45,177
Symetra Financial Corp.	4,792	94,977
Third Point Reinsurance Ltd.*	1,085	17,197
Tower Group International Ltd.	3,529	9,528
United Fire Group, Inc.	1,150	34,903
Universal Insurance Holdings, Inc.	1,379	17,513
Validus Holdings Ltd.	5,150	194,207
W. R. Berkley Corp.	6,083	253,174
White Mountains Insurance Group Ltd.	363	217,764
Willis Group Holdings plc	48,315	2,132,141
XL Group plc	16,368	511,500

		25,277,676

Real Estate Investment Trusts (REITs) (8.4%)
Acadia Realty Trust (REIT)	2,810	74,128
AG Mortgage Investment Trust, Inc. (REIT)	2,077	36,368
Agree Realty Corp. (REIT)	981	29,832
Alexandria Real Estate Equities, Inc. (REIT)	4,288	311,137
Altisource Residential Corp. (REIT)	3,384	106,799
American Assets Trust, Inc. (REIT)	1,309	44,166
American Campus Communities, Inc. (REIT)	19,034	710,920
American Capital Mortgage Investment Corp. (REIT)	3,538	66,408
American Homes 4 Rent (REIT), Class A	2,632	43,981
American Realty Capital Properties, Inc. (REIT)	23,418	328,320
American Residential Properties, Inc. (REIT)*	871	15,661
AmREIT, Inc. (REIT)	1,514	25,087
Anworth Mortgage Asset Corp. (REIT)	9,257	45,915

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Apartment Investment & Management Co. (REIT), Class A	4,010	$121,182
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,745	45,649
Apollo Residential Mortgage, Inc. (REIT)	1,841	29,879
Ares Commercial Real Estate Corp. (REIT)	1,319	17,688
Armada Hoffler Properties, Inc. (REIT)	1,249	12,540
ARMOUR Residential REIT, Inc. (REIT)	23,028	94,875
Ashford Hospitality Prime, Inc. (REIT)	605	9,148
Ashford Hospitality Trust, Inc. (REIT)	3,626	40,865
Associated Estates Realty Corp. (REIT)	3,637	61,611
Aviv REIT, Inc. (REIT)	679	16,602
BioMed Realty Trust, Inc. (REIT)	31,428	643,960
Brandywine Realty Trust (REIT)	30,354	438,919
BRE Properties, Inc. (REIT)	4,608	289,290
Brixmor Property Group, Inc. (REIT)	2,402	51,235
Camden Property Trust (REIT)	9,540	642,424
Campus Crest Communities, Inc. (REIT)	4,056	35,206
Capstead Mortgage Corp. (REIT)	3,920	49,627
CatchMark Timber Trust, Inc. (REIT), Class A	776	10,903
CBL & Associates Properties, Inc. (REIT)	6,621	117,523
Cedar Realty Trust, Inc. (REIT)	4,351	26,585
Chambers Street Properties (REIT)	14,421	112,051
Chatham Lodging Trust (REIT)	1,750	35,385
Chesapeake Lodging Trust (REIT)	3,020	77,705
Chimera Investment Corp. (REIT)	63,468	194,212
Colony Financial, Inc. (REIT)	5,805	127,420
CommonWealth REIT (REIT)	7,030	184,889
Corporate Office Properties Trust/Maryland (REIT)	5,183	138,075
Corrections Corp. of America (REIT)	22,047	690,512
Cousins Properties, Inc. (REIT)	10,083	115,652
CubeSmart (REIT)	8,380	143,801
CyrusOne, Inc. (REIT)	1,107	23,059
CYS Investments, Inc. (REIT)	9,529	78,710
DCT Industrial Trust, Inc. (REIT)	18,985	149,602
DDR Corp. (REIT)	39,335	648,241
DiamondRock Hospitality Co. (REIT)	11,671	137,134
Douglas Emmett, Inc. (REIT)	8,493	230,500
Duke Realty Corp. (REIT)	19,207	324,214
DuPont Fabros Technology, Inc. (REIT)	2,220	53,435
Dynex Capital, Inc. (REIT)	3,986	35,675
EastGroup Properties, Inc. (REIT)	197	12,393
Education Realty Trust, Inc. (REIT)	6,721	66,336
Ellington Residential Mortgage REIT (REIT)	467	7,902
Empire State Realty Trust, Inc. (REIT), Class A	4,096	61,891
EPR Properties (REIT)	3,173	169,406
Equity Lifestyle Properties, Inc. (REIT)	1,487	60,447
Equity One, Inc. (REIT)	3,743	83,619
Essex Property Trust, Inc. (REIT)	2,268	385,673
Excel Trust, Inc. (REIT)	3,286	41,666
Extra Space Storage, Inc. (REIT)	6,094	295,620
Federal Realty Investment Trust (REIT)	1,357	155,675
FelCor Lodging Trust, Inc. (REIT)	7,442	67,276
First Industrial Realty Trust, Inc. (REIT)	6,452	124,653
First Potomac Realty Trust (REIT)	3,490	45,091
Franklin Street Properties Corp. (REIT)	5,824	73,382
Gaming and Leisure Properties, Inc. (REIT)	5,745	209,463
GEO Group, Inc. (REIT)	1,569	50,585
Getty Realty Corp. (REIT)	1,637	30,923
Gladstone Commercial Corp. (REIT)	1,225	21,241
Glimcher Realty Trust (REIT)	855	8,576
Government Properties Income Trust (REIT)	2,066	52,063
Gramercy Property Trust, Inc. (REIT)	3,466	17,885
Hatteras Financial Corp. (REIT)	6,196	116,795
Healthcare Realty Trust, Inc. (REIT)	3,629	87,640
Healthcare Trust of America, Inc. (REIT), Class A	6,971	79,400
Hersha Hospitality Trust (REIT)	12,480	72,758
Highwoods Properties, Inc. (REIT)	3,776	145,036
Home Properties, Inc. (REIT)	3,482	209,338
Hospitality Properties Trust (REIT)	8,818	253,253
Hudson Pacific Properties, Inc. (REIT)	3,141	72,463
Inland Real Estate Corp. (REIT)	1,094	11,542
Invesco Mortgage Capital, Inc. (REIT)	7,916	130,376
Investors Real Estate Trust (REIT)	6,587	59,151
iStar Financial, Inc. (REIT)*	66,514	981,747
JAVELIN Mortgage Investment Corp. (REIT)	825	11,063
Kilroy Realty Corp. (REIT)	4,899	286,983
Kite Realty Group Trust (REIT)	7,580	45,480
LaSalle Hotel Properties (REIT)	6,128	191,868
Lexington Realty Trust (REIT)	6,596	71,962
Liberty Property Trust (REIT)	17,630	651,605
LTC Properties, Inc. (REIT)	422	15,880
Mack-Cali Realty Corp. (REIT)	5,409	112,453
Medical Properties Trust, Inc. (REIT)	9,821	125,611
MFA Financial, Inc. (REIT)	22,204	172,081
Mid-America Apartment Communities, Inc. (REIT)	13,361	912,155
Monmouth Real Estate Investment Corp. (REIT), Class A	3,239	30,900
National Retail Properties, Inc. (REIT)	7,144	245,182
New Residential Investment Corp. (REIT)	15,312	99,069
New York Mortgage Trust, Inc. (REIT)	4,998	38,884
NorthStar Realty Finance Corp. (REIT)	19,385	312,874
One Liberty Properties, Inc. (REIT)	805	17,163
Parkway Properties, Inc./Maryland (REIT)	3,635	66,339
Pebblebrook Hotel Trust (REIT)	3,689	124,577
Pennsylvania Real Estate Investment Trust (REIT)	4,137	74,673
PennyMac Mortgage Investment Trust (REIT)	2,677	63,980
Physicians Realty Trust (REIT)	1,050	14,616

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,618	$164,949
Post Properties, Inc. (REIT)	3,262	160,164
QTS Realty Trust, Inc. (REIT), Class A	698	17,513
RAIT Financial Trust (REIT)	4,801	40,760
Ramco-Gershenson Properties Trust (REIT)	4,130	67,319
Redwood Trust, Inc. (REIT)	4,989	101,177
Regency Centers Corp. (REIT)	3,257	166,302
Resource Capital Corp. (REIT)	8,341	46,459
Retail Opportunity Investments Corp. (REIT)	4,316	64,481
Retail Properties of America, Inc. (REIT), Class A	8,174	110,676
Rexford Industrial Realty, Inc. (REIT)	767	10,876
RLJ Lodging Trust (REIT)	7,311	195,496
Rouse Properties, Inc. (REIT)	1,552	26,756
Ryman Hospitality Properties, Inc. (REIT)	1,053	44,774
Sabra Health Care REIT, Inc. (REIT)	1,438	40,106
Select Income REIT (REIT)	1,564	47,342
Senior Housing Properties Trust (REIT)	10,667	239,687
Silver Bay Realty Trust Corp. (REIT)	58,568	908,975
Sovran Self Storage, Inc. (REIT)	212	15,571
Spirit Realty Capital, Inc. (REIT)	17,895	196,487
STAG Industrial, Inc. (REIT)	2,811	67,745
Strategic Hotels & Resorts, Inc. (REIT)*	1,757	17,904
Summit Hotel Properties, Inc. (REIT)	4,938	45,825
Sunstone Hotel Investors, Inc. (REIT)	10,907	149,753
Taubman Centers, Inc. (REIT)	3,071	217,396
Terreno Realty Corp. (REIT)	1,744	32,979
Two Harbors Investment Corp. (REIT)	21,529	220,672
UMH Properties, Inc. (REIT)	1,705	16,675
Urstadt Biddle Properties, Inc. (REIT), Class A	222	4,586
Washington Real Estate Investment Trust (REIT)	3,020	72,118
Weingarten Realty Investors (REIT)	7,343	220,290
Western Asset Mortgage Capital Corp. (REIT)	1,939	30,326
Whitestone REIT (REIT)	1,621	23,407
Winthrop Realty Trust (REIT)	1,987	23,029
WP Carey, Inc. (REIT)	3,511	210,906
ZAIS Financial Corp. (REIT)	252	4,198

		20,065,047

Real Estate Management & Development (1.6%)
Alexander & Baldwin, Inc.	2,579	109,762
AV Homes, Inc.*	547	9,895
Consolidated-Tomoka Land Co.	327	13,172
Forest City Enterprises, Inc., Class A*	9,346	178,509
Forestar Group, Inc.*	1,853	32,983
Howard Hughes Corp.*	19,240	2,745,740
Jones Lang LaSalle, Inc.	2,624	310,944
Kennedy-Wilson Holdings, Inc.	3,466	78,020
RE/MAX Holdings, Inc., Class A*	482	13,896
Realogy Holdings Corp.*	7,114	309,103
St. Joe Co.*	2,110	40,618
Tejon Ranch Co.*	86	2,909

		3,845,551

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.	5,206	71,947
Banc of California, Inc.	974	11,951
Bank Mutual Corp.	2,571	16,300
BankFinancial Corp.	1,190	11,876
BBX Capital Corp., Class A*	407	7,916
Beneficial Mutual Bancorp, Inc.*	1,828	24,111
Berkshire Hills Bancorp, Inc.	1,548	40,062
Brookline Bancorp, Inc.	4,333	40,817
Capitol Federal Financial, Inc.	8,828	110,791
Charter Financial Corp./Maryland	1,269	13,718
Clifton Bancorp, Inc.	465	5,450
Dime Community Bancshares, Inc.	1,962	33,315
Doral Financial Corp.*	387	3,359
ESB Financial Corp.	715	9,345
ESSA Bancorp, Inc.	501	5,446
Essent Group Ltd.*	16,706	375,217
EverBank Financial Corp.	4,768	94,073
Farmer Mac, Class C	581	19,318
First Defiance Financial Corp.	546	14,808
First Federal Bancshares of Arkansas, Inc.*	95	871
First Financial Northwest, Inc.	834	8,465
Flagstar Bancorp, Inc.*	1,155	25,664
Fox Chase Bancorp, Inc.	673	11,340
Franklin Financial Corp./Virginia*	561	10,973
Hingham Institution for Savings	62	4,867
Home Bancorp, Inc.*	363	7,619
Home Loan Servicing Solutions Ltd.	4,319	93,290
HomeStreet, Inc.	707	13,822
Hudson City Bancorp, Inc.	31,276	307,443
Kearny Financial Corp.*	806	11,913
Ladder Capital Corp., Class A*	935	17,653
Meridian Interstate Bancorp, Inc.*	450	11,506
Meta Financial Group, Inc.	333	14,935
MGIC Investment Corp.*	179,197	1,526,758
NASB Financial, Inc.	228	5,746
Nationstar Mortgage Holdings, Inc.*	9,605	311,778
Northfield Bancorp, Inc.	2,854	36,702
Northwest Bancshares, Inc.	5,601	81,775
OceanFirst Financial Corp.	789	13,957
Oritani Financial Corp.	1,873	29,612
PennyMac Financial Services, Inc., Class A*	487	8,104
People’s United Financial, Inc.	18,471	274,664
Provident Financial Holdings, Inc.	488	7,525
Provident Financial Services, Inc.	3,564	65,471
Radian Group, Inc.	7,459	112,109
Rockville Financial, Inc.	1,513	20,562
Stonegate Mortgage Corp.*	467	6,940
Territorial Bancorp, Inc.	600	12,960
TFS Financial Corp.*	4,760	59,167
Tree.com, Inc.*	124	3,849
TrustCo Bank Corp.	5,758	40,536
United Community Financial Corp./Ohio*	2,776	10,882
United Financial Bancorp, Inc.	1,140	20,965
Walker & Dunlop, Inc.*	959	15,680
Washington Federal, Inc.	6,129	142,806
Waterstone Financial, Inc.*	447	4,644
Westfield Financial, Inc.	1,043	7,770
WSFS Financial Corp.	440	31,429

		4,302,572

Total Financials		79,629,992

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Health Care (6.7%)
Biotechnology (0.1%)
ACADIA Pharmaceuticals, Inc.*	224	$5,450
Acceleron Pharma, Inc.*	65	2,243
Agios Pharmaceuticals, Inc.*	44	1,723
Alnylam Pharmaceuticals, Inc.*	188	12,622
Arena Pharmaceuticals, Inc.*	1,516	9,551
Auspex Pharmaceuticals, Inc.*	103	3,168
AVEO Pharmaceuticals, Inc.*	3,161	4,726
Bluebird Bio, Inc.*	47	1,069
Cara Therapeutics, Inc.*	95	1,768
Celldex Therapeutics, Inc.*	341	6,025
Curis, Inc.*	1,221	3,443
Cytokinetics, Inc.*	367	3,487
Cytori Therapeutics, Inc.*	1,022	2,759
Dicerna Pharmaceuticals, Inc.*	55	1,554
Dynavax Technologies Corp.*	2,313	4,163
Emergent Biosolutions, Inc.*	1,387	35,050
Enzon Pharmaceuticals, Inc	1,441	1,484
Esperion Therapeutics, Inc.*	64	968
Five Prime Therapeutics, Inc.*	92	1,809
Foundation Medicine, Inc.*	47	1,521
Geron Corp.*	8,904	18,520
GlycoMimetics, Inc.*	128	2,090
Harvard Apparatus Regenerative Technology, Inc.*	398	3,610
Idenix Pharmaceuticals, Inc.*	782	4,715
ImmunoGen, Inc.*	1,141	17,035
Immunomedics, Inc.*	146	615
InterMune, Inc.*	432	14,459
Intrexon Corp.*	109	2,866
Karyopharm Therapeutics, Inc.*	75	2,317
Kindred Biosciences, Inc.*	115	2,131
Lexicon Pharmaceuticals, Inc.*	765	1,323
MacroGenics, Inc.*	53	1,475
Momenta Pharmaceuticals, Inc.*	451	5,254
Navidea Biopharmaceuticals, Inc.*	1,372	2,538
NPS Pharmaceuticals, Inc.*	2,125	63,601
OncoMed Pharmaceuticals, Inc.*	46	1,548
Onconova Therapeutics, Inc.*	44	279
Ophthotech Corp.*	83	2,966
Progenics Pharmaceuticals, Inc.*	777	3,178
Prothena Corp. plc*	812	31,108
PTC Therapeutics, Inc.*	104	2,719
Retrophin, Inc.*	194	4,126
Rigel Pharmaceuticals, Inc.*	5,080	19,710
Spectrum Pharmaceuticals, Inc.*	3,629	28,451
Targacept, Inc.*	1,610	7,648
Ultragenyx Pharmaceutical, Inc.*	72	3,520
Vical, Inc.*	338	436
Xencor, Inc.*	205	2,405
XOMA Corp.*	561	2,923

		358,149

Health Care Equipment & Supplies (1.9%)
Alere, Inc.*	4,816	165,430
Alphatec Holdings, Inc.*	3,609	5,414
Analogic Corp.	409	33,583
AngioDynamics, Inc.*	1,409	22,192
Anika Therapeutics, Inc.*	287	11,796
ArthroCare Corp.*	298	14,361
Boston Scientific Corp.*	108,987	1,473,504
CareFusion Corp.*	11,052	444,511
CONMED Corp.	1,649	71,649
Cooper Cos., Inc.	742	101,921
CryoLife, Inc.	1,456	14,502
Cutera, Inc.*	846	9,467
Cynosure, Inc., Class A*	730	21,389
Derma Sciences, Inc.*	1,296	16,433
Exactech, Inc.*	423	9,543
Greatbatch, Inc.*	5,680	260,826
Hill-Rom Holdings, Inc.	3,527	135,931
Hologic, Inc.*	11,277	242,455
ICU Medical, Inc.*	76	4,551
Inogen, Inc.*	128	2,113
Integra LifeSciences Holdings Corp.*	601	27,640
Invacare Corp.	1,919	36,595
LDR Holding Corp.*	121	4,154
Medical Action Industries, Inc.*	543	3,785
Merit Medical Systems, Inc.*	2,554	36,522
Natus Medical, Inc.*	720	18,576
NuVasive, Inc.*	2,062	79,201
OraSure Technologies, Inc.*	3,190	25,424
Orthofix International N.V.*	23,120	697,068
Oxford Immunotec Global plc*	91	1,826
PhotoMedex, Inc.*	542	8,580
Rockwell Medical, Inc.*	1,903	24,092
RTI Surgical, Inc.*	3,209	13,093
STAAR Surgical Co.*	92	1,730
Symmetry Medical, Inc.*	2,141	21,538
Tandem Diabetes Care, Inc.*	136	3,004
Teleflex, Inc.	2,430	260,593
Tornier N.V.*	1,575	33,421
Veracyte, Inc.*	84	1,439
Wright Medical Group, Inc.*	2,400	74,568

		4,434,420

Health Care Providers & Services (2.4%)
Addus HomeCare Corp.*	272	6,270
Alliance HealthCare Services, Inc.*	161	5,398
Almost Family, Inc.*	472	10,903
Amedisys, Inc.*	1,809	26,936
Amsurg Corp.*	1,337	62,946
BioScrip, Inc.*	2,574	17,967
Catamaran Corp.*	6,875	307,725
Chindex International, Inc.*	557	10,628
Community Health Systems, Inc.*	8,583	336,196
Cross Country Healthcare, Inc.*	1,559	12,581
Ensign Group, Inc.	52	2,269
Envision Healthcare Holdings, Inc.*	1,039	35,149
ExamWorks Group, Inc.*	13,100	458,631
Five Star Quality Care, Inc.*	2,434	11,829
Hanger, Inc.*	6,778	228,283
Health Net, Inc.*	4,672	158,895
HealthSouth Corp.	862	30,972
Healthways, Inc.*	673	11,535
Kindred Healthcare, Inc.	3,206	75,084
LHC Group, Inc.*	679	14,979
LifePoint Hospitals, Inc.*	13,279	724,369
Magellan Health Services, Inc.*	1,588	94,248
MEDNAX, Inc.*	8,188	507,492
National Healthcare Corp.	657	36,641
National Research Corp., Class A*	338	5,607
Omnicare, Inc.	6,196	369,715
Owens & Minor, Inc.	2,957	103,584
Patterson Cos., Inc.	536	22,383
PharMerica Corp.*	1,767	49,441
Premier, Inc., Class A*	661	21,780
Quest Diagnostics, Inc.	14,018	811,923
Select Medical Holdings Corp.	3,017	37,562
Skilled Healthcare Group, Inc., Class A*	63	332

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Surgical Care Affiliates, Inc.*	329	$10,117
Team Health Holdings, Inc.*	7,881	352,675
Triple-S Management Corp., Class B*	1,263	20,385
Universal American Corp.	46,803	330,897
Universal Health Services, Inc., Class B	1,753	143,869
USMD Holdings, Inc.*	36	459
VCA Antech, Inc.*	5,215	168,079
WellCare Health Plans, Inc.*	2,565	162,929

		5,799,663

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	10,504	189,387
Omnicell, Inc.*	942	26,960
Quality Systems, Inc.	55,756	941,162
Veeva Systems, Inc., Class A*	140	3,738
Vocera Communications, Inc.*	255	4,164

		1,165,411

Life Sciences Tools & Services (1.4%)
Affymetrix, Inc.*	4,080	29,091
Albany Molecular Research, Inc.*	1,328	24,688
Bio-Rad Laboratories, Inc., Class A*	1,219	156,178
Cambrex Corp.*	892	16,832
Charles River Laboratories International, Inc.*	1,603	96,725
Harvard Bioscience, Inc.*	262,895	1,246,122
Pacific Biosciences of California, Inc.*	3,151	16,858
PerkinElmer, Inc.	18,272	823,336
QIAGEN N.V.*	13,822	291,506
Quintiles Transnational Holdings, Inc.*	12,018	610,154
Techne Corp.	1,182	100,907

		3,412,397

Pharmaceuticals (0.4%)
Actavis plc*	2,981	613,639
Aerie Pharmaceuticals, Inc.*	99	2,098
Aratana Therapeutics, Inc.*	79	1,466
Hi-Tech Pharmacal Co., Inc.*	413	17,895
Horizon Pharma, Inc.*	1,630	24,646
Impax Laboratories, Inc.*	4,076	107,688
Nektar Therapeutics*	2,225	26,967
Pernix Therapeutics Holdings*	1,066	5,703
Pozen, Inc.*	1,546	12,368
Relypsa, Inc.*	76	2,265
Revance Therapeutics, Inc.*	93	2,929
Sciclone Pharmaceuticals, Inc.*	876	3,986
XenoPort, Inc.*	2,716	14,042

		835,692

Total Health Care		16,005,732

Industrials (12.3%)
Aerospace & Defense (1.8%)
AAR Corp.	2,347	60,905
Aerovironment, Inc.*	1,104	44,436
Alliant Techsystems, Inc.	1,897	269,658
American Science & Engineering, Inc.	400	26,868
API Technologies Corp.*	1,811	5,306
B/E Aerospace, Inc.*	382	33,154
Cubic Corp.	1,099	56,126
Curtiss-Wright Corp.	2,757	175,180
DigitalGlobe, Inc.*	4,403	127,731
Ducommun, Inc.*	602	15,086
Engility Holdings, Inc.*	1,015	45,726
Erickson Air-Crane, Inc.*	44	850
Esterline Technologies Corp.*	2,739	291,813
Exelis, Inc.	115,664	2,198,773
GenCorp, Inc.*	755	13,794
KEYW Holding Corp.*	1,130	21,142
Kratos Defense & Security Solutions, Inc.*	2,531	19,084
LMI Aerospace, Inc.*	536	7,557
Moog, Inc., Class A*	2,422	158,665
National Presto Industries, Inc.	245	19,120
Orbital Sciences Corp.*	3,540	98,766
Sparton Corp.*	581	17,012
Spirit AeroSystems Holdings, Inc., Class A*	6,128	172,748
Teledyne Technologies, Inc.*	1,511	147,065
Triumph Group, Inc.	2,441	157,640

		4,184,205

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	2,911	22,851
Atlas Air Worldwide Holdings, Inc.*	1,532	54,034
Hub Group, Inc., Class A*	32,247	1,289,557
Pacer International, Inc.*	1,782	15,967
UTi Worldwide, Inc.	1,488	15,758
XPO Logistics, Inc.*	2,092	61,526

		1,459,693

Airlines (0.9%)
Alaska Air Group, Inc.	322	30,046
American Airlines Group, Inc.*	19,600	717,360
Hawaiian Holdings, Inc.*	3,098	43,248
JetBlue Airways Corp.*	13,696	119,018
Republic Airways Holdings, Inc.*	1,345	12,293
SkyWest, Inc.	2,806	35,805
Southwest Airlines Co.	33,040	780,074
Spirit Airlines, Inc.*	5,922	351,767

		2,089,611

Building Products (0.4%)
A.O. Smith Corp.	2,614	120,296
Apogee Enterprises, Inc.	473	15,718
Continental Building Products, Inc.*	317	5,972
Fortune Brands Home & Security, Inc.	6,105	256,898
Gibraltar Industries, Inc.*	1,819	34,325
Griffon Corp.	2,302	27,486
Insteel Industries, Inc.	65	1,279
NCI Building Systems, Inc.*	224	3,911
Norcraft Cos., Inc.*	225	3,809
Owens Corning, Inc.	7,025	303,269
Ply Gem Holdings, Inc.*	59	745
Quanex Building Products Corp.	2,222	45,951
Simpson Manufacturing Co., Inc.	2,192	77,443
Universal Forest Products, Inc.	1,178	65,191

		962,293

Commercial Services & Supplies (0.9%)
ABM Industries, Inc.	3,246	93,290
ACCO Brands Corp.*	6,790	41,826
ARC Document Solutions, Inc.*	2,134	15,877
Brink’s Co.	15,337	437,871
Casella Waste Systems, Inc., Class A*	166	848
CECO Environmental Corp.	476	7,897
Cenveo, Inc.*	1,612	4,900
Cintas Corp.	4,382	261,211
CompX International, Inc.	50	512
Courier Corp.	665	10,241
Covanta Holding Corp.	6,253	112,867
Deluxe Corp.	1,060	55,618
EnerNOC, Inc.*	992	22,102
Ennis, Inc.	1,533	25,402

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
G&K Services, Inc., Class A	966	$59,090
Heritage-Crystal Clean, Inc.*	49	888
HNI Corp.	138	5,045
Intersections, Inc.	639	3,770
KAR Auction Services, Inc.	2,833	85,982
Kimball International, Inc., Class B	1,837	33,268
Knoll, Inc.	898	16,335
McGrath RentCorp.	801	28,003
Mobile Mini, Inc.	2,048	88,801
Multi-Color Corp.	263	9,205
NL Industries, Inc.	483	5,236
Pitney Bowes, Inc.	6,762	175,744
Quad/Graphics, Inc.	1,446	33,909
R.R. Donnelley & Sons Co.	5,652	101,171
Schawk, Inc.	746	14,913
SP Plus Corp.*	318	8,354
Steelcase, Inc., Class A	4,427	73,532
Swisher Hygiene, Inc.*	6,995	3,148
Tetra Tech, Inc.*	3,532	104,512
TRC Cos., Inc.*	844	5,613
UniFirst Corp.	394	43,316
United Stationers, Inc.	2,394	98,322
Viad Corp.	1,158	27,838
Waste Connections, Inc.	429	18,816
West Corp.	403	9,644

		2,144,917

Construction & Engineering (1.2%)
AECOM Technology Corp.*	5,499	176,903
Aegion Corp.*	2,064	52,240
Ameresco, Inc., Class A*	1,116	8,437
Argan, Inc.	791	23,516
Comfort Systems USA, Inc.	1,581	24,095
Dycom Industries, Inc.*	1,250	39,513
EMCOR Group, Inc.	3,946	184,633
Furmanite Corp.*	807	7,925
Granite Construction, Inc.	2,299	91,799
Great Lakes Dredge & Dock Corp.*	3,070	28,029
Jacobs Engineering Group, Inc.*	6,574	417,449
KBR, Inc.	8,741	233,210
Layne Christensen Co.*	50,065	910,682
MYR Group, Inc.*	1,269	32,131
Northwest Pipe Co.*	526	19,020
Orion Marine Group, Inc.*	1,579	19,848
Pike Corp.*	657	7,069
Quanta Services, Inc.*	9,754	359,923
Sterling Construction Co., Inc.*	872	7,560
Tutor Perini Corp.*	2,206	63,246
URS Corp.	4,496	211,582

		2,918,810

Electrical Equipment (1.1%)
American Superconductor Corp.*	3,113	5,012
Babcock & Wilcox Co.	50,632	1,680,982
Brady Corp., Class A	2,748	74,608
Encore Wire Corp.	1,064	51,615
EnerSys, Inc.	1,905	131,997
Franklin Electric Co., Inc.	121	5,145
General Cable Corp.	2,723	69,736
Global Power Equipment Group, Inc.	940	18,697
GrafTech International Ltd.*	6,914	75,501
Hubbell, Inc., Class B	957	114,715
II-VI, Inc.*	3,054	47,123
LSI Industries, Inc.	1,198	9,812
Powell Industries, Inc.	547	35,446
Preformed Line Products Co.	127	8,706
Regal-Beloit Corp.	2,659	193,336
Vicor Corp.*	992	10,118

		2,532,549

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	3,562	282,609

Machinery (2.9%)
Accuride Corp.*	130	576
Actuant Corp., Class A	4,313	147,289
AGCO Corp.	5,756	317,501
Alamo Group, Inc.	404	21,949
Albany International Corp., Class A	1,423	50,573
American Railcar Industries, Inc.	569	39,847
Ampco-Pittsburgh Corp.	484	9,133
Astec Industries, Inc.	1,225	53,790
Barnes Group, Inc.	3,160	121,565
Briggs & Stratton Corp.	2,864	63,724
CIRCOR International, Inc.	977	71,643
Columbus McKinnon Corp.*	952	25,504
Commercial Vehicle Group, Inc.*	422	3,849
Crane Co.	219	15,582
Donaldson Co., Inc.	692	29,341
Douglas Dynamics, Inc.	109	1,899
Dover Corp.	14,789	1,209,001
Dynamic Materials Corp.	757	14,413
Energy Recovery, Inc.*	1,447	7,698
EnPro Industries, Inc.*	630	45,782
ESCO Technologies, Inc.	1,132	39,835
ExOne Co.*	69	2,472
FreightCar America, Inc.	683	15,873
Global Brass & Copper Holdings, Inc.	346	5,456
Gorman-Rupp Co.	291	9,251
Greenbrier Cos., Inc.*	1,449	66,074
Hardinge, Inc.	778	11,203
Harsco Corp.	4,445	104,146
Hurco Cos., Inc.	363	9,685
IDEX Corp.	323	23,544
Kadant, Inc.	640	23,341
Kennametal, Inc.	19,252	852,864
L.B. Foster Co., Class A	617	28,907
Lydall, Inc.*	967	22,115
Meritor, Inc.*	5,770	70,683
Miller Industries, Inc.	641	12,519
Navistar International Corp.*	2,877	97,444
NN, Inc.	961	18,932
Oshkosh Corp.	5,199	306,065
Parker Hannifin Corp.	2,496	298,796
PMFG, Inc.*	1,177	7,027
Snap-on, Inc.	3,053	346,455
SPX Corp.	2,762	271,532
Standex International Corp.	602	32,255
Tecumseh Products Co., Class A*	1,032	7,121
Terex Corp.	6,577	291,361
Timken Co.	5,095	299,484
Titan International, Inc.	771	14,641
Trinity Industries, Inc.	4,677	337,071
Twin Disc, Inc.	466	12,274
Wabash National Corp.*	3,754	51,655
WABCO Holdings, Inc.*	2,200	232,232
Watts Water Technologies, Inc., Class A	1,543	90,559
Xylem, Inc.	20,468	745,445

		7,008,976

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.1%)
International Shipholding Corp.	309	$9,097
Kirby Corp.*	1,373	139,016
Scorpio Bulkers, Inc.*	6,663	67,363
Ultrapetrol Bahamas Ltd.*	1,192	3,695

		219,171

Professional Services (0.7%)
Acacia Research Corp.	2,158	32,974
CBIZ, Inc.*	2,045	18,732
CDI Corp.	809	13,874
CRA International, Inc.*	583	12,809
Dun & Bradstreet Corp.	179	17,784
Franklin Covey Co.*	168	3,321
FTI Consulting, Inc.*	2,397	79,916
Heidrick & Struggles International, Inc.	1,035	20,772
Huron Consulting Group, Inc.*	1,197	75,866
ICF International, Inc.*	1,179	46,936
Kelly Services, Inc., Class A	1,539	36,521
Kforce, Inc.	164	3,497
Korn/Ferry International*	2,895	86,184
Manpowergroup, Inc.	4,559	359,386
Navigant Consulting, Inc.*	3,004	56,055
Odyssey Marine Exploration, Inc.*	238	545
Pendrell Corp.*	7,692	14,076
Resources Connection, Inc.	2,472	34,831
Robert Half International, Inc.	8,449	354,436
RPX Corp.*	1,715	27,920
Towers Watson & Co., Class A	3,846	438,636
VSE Corp.	222	11,699

		1,746,770

Road & Rail (0.9%)
Amerco, Inc.	196	45,496
Arkansas Best Corp.	1,518	56,090
Celadon Group, Inc.	1,132	27,213
Con-way, Inc.	2,100	86,268
Genesee & Wyoming, Inc., Class A*	5,471	532,438
Heartland Express, Inc.	590	13,387
Marten Transport Ltd.	1,393	29,977
Patriot Transportation Holding, Inc.*	358	12,906
Quality Distribution, Inc.*	773	10,041
Roadrunner Transportation Systems, Inc.*	544	13,731
Ryder System, Inc.	10,471	836,842
Swift Transportation Co.*	18,400	455,400
Werner Enterprises, Inc.	1,927	49,158
YRC Worldwide, Inc.*	1,437	32,333

		2,201,280

Trading Companies & Distributors (0.7%)
Aceto Corp.	1,248	25,072
Air Lease Corp.	4,173	155,611
Aircastle Ltd.	2,460	47,675
Applied Industrial Technologies, Inc.	193	9,310
CAI International, Inc.*	623	15,369
GATX Corp.	2,748	186,534
HD Supply Holdings, Inc.*	1,382	36,139
Houston Wire & Cable Co.	674	8,850
Kaman Corp.	536	21,805
MRC Global, Inc.*	2,791	75,245
Rush Enterprises, Inc., Class A*	1,307	42,451
Stock Building Supply Holdings, Inc.*	167	3,394
TAL International Group, Inc.*	1,109	47,543
Textainer Group Holdings Ltd.	891	34,099
Titan Machinery, Inc.*	1,000	15,670
United Rentals, Inc.*	6,530	619,958
WESCO International, Inc.*	2,608	217,038

		1,561,763

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,927	42,413

Total Industrials		29,355,060

Information Technology (8.8%)
Communications Equipment (1.0%)
ADTRAN, Inc.	1,201	29,316
Applied Optoelectronics, Inc.*	81	1,998
ARRIS Group, Inc.*	795	22,403
Aviat Networks, Inc.*	3,548	5,641
Bel Fuse, Inc., Class B	567	12,417
Black Box Corp.	902	21,955
Brocade Communications Systems, Inc.*	26,213	278,120
Calix, Inc.*	415	3,499
Ciena Corp.*	1,614	36,702
CommScope Holding Co., Inc.*	1,044	25,766
Comtech Telecommunications Corp.	927	29,534
Digi International, Inc.*	1,469	14,910
EchoStar Corp., Class A*	2,397	114,001
Emulex Corp.*	4,874	36,019
Extreme Networks, Inc.*	5,619	32,590
Finisar Corp.*	5,529	146,574
Harmonic, Inc.*	6,088	43,468
Infinera Corp.*	753	6,837
JDS Uniphase Corp.*	3,289	46,046
Juniper Networks, Inc.*	44,567	1,148,046
KVH Industries, Inc.*	99	1,303
NETGEAR, Inc.*	2,171	73,228
Numerex Corp., Class A*	789	8,624
Oplink Communications, Inc.*	995	17,870
PC-Tel, Inc.	859	7,499
Plantronics, Inc.	202	8,979
Polycom, Inc.*	8,109	111,256
Procera Networks, Inc.*	985	10,234
Riverbed Technology, Inc.*	537	10,584
ShoreTel, Inc.*	2,966	25,508
Sonus Networks, Inc.*	10,523	35,463
Tessco Technologies, Inc.	286	10,685
Westell Technologies, Inc., Class A*	2,513	9,273

		2,386,348

Electronic Equipment, Instruments & Components (1.5%)
Aeroflex Holding Corp.*	1,123	9,332
Agilysys, Inc.*	796	10,666
Amphenol Corp., Class A	3,489	319,767
Anixter International, Inc.	663	67,308
Arrow Electronics, Inc.*	6,176	366,607
Audience, Inc.*	576	7,200
Avnet, Inc.	8,090	376,428
AVX Corp.	2,841	37,444
Belden, Inc.	282	19,627
Benchmark Electronics, Inc.*	3,227	73,092
CDW Corp.	990	27,166
Checkpoint Systems, Inc.*	2,472	33,174
Coherent, Inc.*	211	13,789
Control4 Corp.*	143	3,033
CTS Corp.	1,992	41,593
Daktronics, Inc.	1,698	24,434
Dolby Laboratories, Inc., Class A*	1,597	71,067
Electro Rent Corp.	599	10,536
Electro Scientific Industries, Inc.	1,376	13,554

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Fabrinet*	1,704	$35,392
FARO Technologies, Inc.*	91	4,823
FLIR Systems, Inc.	2,558	92,088
Gerber Scientific, Inc. (Escrow Shares)(b)*†	1,097	—
GSI Group, Inc.*	1,731	22,607
Ingram Micro, Inc., Class A*	8,999	266,010
Insight Enterprises, Inc.*	2,580	64,784
Itron, Inc.*	2,352	83,590
Jabil Circuit, Inc.	11,994	215,892
Kemet Corp.*	2,588	15,036
Knowles Corp.*	7,394	233,429
Littelfuse, Inc.	119	11,143
Measurement Specialties, Inc.*	103	6,989
Mercury Systems, Inc.*	1,838	24,280
Methode Electronics, Inc.	929	28,483
Multi-Fineline Electronix, Inc.*	499	6,387
Newport Corp.*	2,348	48,557
OSI Systems, Inc.*	90	5,387
Park Electrochemical Corp.	1,258	37,576
PC Connection, Inc.	510	10,363
Plexus Corp.*	2,021	80,982
RadiSys Corp.*	1,870	6,713
RealD, Inc.*	365	4,077
Richardson Electronics Ltd.	600	6,456
Rofin-Sinar Technologies, Inc.*	1,589	38,072
Rogers Corp.*	664	41,447
Sanmina Corp.*	4,899	85,488
ScanSource, Inc.*	1,654	67,434
Speed Commerce, Inc.*	2,546	9,267
SYNNEX Corp.*	1,559	94,491
Tech Data Corp.*	2,224	135,575
TTM Technologies, Inc.*	3,047	25,747
Viasystems Group, Inc.*	152	1,903
Vishay Intertechnology, Inc.	7,783	115,811
Vishay Precision Group, Inc.*	704	12,236
Zebra Technologies Corp., Class A*	2,734	189,767
Zygo Corp.*	946	14,370

		3,668,469

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	10,965	638,273
Angie's List, Inc.*	1,074	13,081
AOL, Inc.*	4,587	200,773
Bankrate, Inc.*	2,757	46,704
Bazaarvoice, Inc.*	1,478	10,789
Benefitfocus, Inc.*	79	3,711
Blucora, Inc.*	871	17,150
Chegg, Inc.*	281	1,967
Cvent, Inc.*	96	3,470
Dealertrack Technologies, Inc.*	276	13,576
Demand Media, Inc.*	2,089	10,132
Digital River, Inc.*	1,921	33,483
EarthLink Holdings Corp.	6,095	22,003
Endurance International Group Holdings, Inc.*	330	4,293
Gogo, Inc.*	286	5,874
Internap Network Services Corp.*	3,071	21,743
Intralinks Holdings, Inc.*	2,191	22,414
Limelight Networks, Inc.*	3,029	6,603
Marchex, Inc., Class B	1,273	13,379
Monster Worldwide, Inc.*	5,754	43,040
Perficient, Inc.*	1,746	31,638
QuinStreet, Inc.*	1,781	11,826
RealNetworks, Inc.*	1,218	9,232
Rocket Fuel, Inc.*	84	3,602
Shutterstock, Inc.*	135	9,802
TechTarget, Inc.*	714	5,148
Textura Corp.*	72	1,815
United Online, Inc.	833	9,630
Unwired Planet, Inc.*	256	556
Vocus, Inc.*	995	13,263
Wix.com Ltd.*	129	2,963

		1,231,933

IT Services (2.6%)
Acxiom Corp.*	9,217	317,019
Alliance Data Systems Corp.*	571	155,569
Amdocs Ltd.	9,651	448,386
Booz Allen Hamilton Holding Corp.	99	2,178
Broadridge Financial Solutions, Inc.	11,216	416,562
CACI International, Inc., Class A*	1,367	100,885
Cardtronics, Inc.*	8,600	334,110
CIBER, Inc.*	4,272	19,566
Convergys Corp.	6,194	135,711
CoreLogic, Inc.*	5,627	169,035
CSG Systems International, Inc.	885	23,045
DST Systems, Inc.	373	35,357
Fidelity National Information Services, Inc.	10,068	538,135
Global Cash Access Holdings, Inc.*	3,802	26,082
Hackett Group, Inc.	978	5,848
iGATE Corp.*	8,000	252,320
Leidos Holdings, Inc.	31,239	1,104,923
Lionbridge Technologies, Inc.*	217	1,456
Luxoft Holding, Inc.*	91	3,191
ManTech International Corp., Class A	1,437	42,262
ModusLink Global Solutions, Inc.*	2,056	8,697
MoneyGram International, Inc.*	926	16,344
PRGX Global, Inc.*	1,653	11,455
Sapient Corp.*	19,472	332,192
Science Applications International Corp.	17,843	667,150
Sykes Enterprises, Inc.*	2,347	46,635
TeleTech Holdings, Inc.*	398	9,755
Total System Services, Inc.	2,188	66,537
Unisys Corp.*	2,896	88,212
Vantiv, Inc., Class A*	19,790	598,054
VeriFone Systems, Inc.*	6,420	217,124

		6,193,795

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Energy Industries, Inc.*	173	4,239
Alpha & Omega Semiconductor Ltd.*	975	7,176
Amkor Technology, Inc.*	3,987	27,351
ANADIGICS, Inc.*	4,793	8,148
ATMI, Inc.*	1,897	64,517
Axcelis Technologies, Inc.*	6,174	13,274
Brooks Automation, Inc.	3,997	43,687
CEVA, Inc.*	1,273	22,354
Cirrus Logic, Inc.*	2,270	45,105
Cohu, Inc.	1,397	15,004
Diodes, Inc.*	450	11,754
DSP Group, Inc.*	1,122	9,694
Entegris, Inc.*	7,018	84,988
Entropic Communications, Inc.*	5,182	21,194
Fairchild Semiconductor International, Inc.*	7,529	103,825
First Solar, Inc.*	4,002	279,300
FormFactor, Inc.*	3,087	19,726
Freescale Semiconductor Ltd.*	2,167	52,896
GSI Technology, Inc.*	1,144	7,905

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
GT Advanced Technologies, Inc.*	1,239	$21,125
Inphi Corp.*	1,084	17,442
Integrated Device Technology, Inc.*	5,530	67,632
Integrated Silicon Solution, Inc.*	1,693	26,326
International Rectifier Corp.*	4,108	112,559
Intersil Corp., Class A	7,546	97,494
IXYS Corp.	1,362	15,459
Kopin Corp.*	3,790	14,326
Lam Research Corp.*	3,610	198,550
Lattice Semiconductor Corp.*	5,131	40,227
Linear Technology Corp.	7,788	379,198
LSI Corp.	28,672	317,399
LTX-Credence Corp.*	2,726	24,289
MA-COM Technology Solutions Holdings, Inc.*	47	966
Marvell Technology Group Ltd.	40,500	637,875
Microsemi Corp.*	1,251	31,313
MKS Instruments, Inc.	3,148	94,094
MoSys, Inc.*	296	1,344
Nanometrics, Inc.*	423	7,601
NeoPhotonics Corp.*	1,158	9,183
OmniVision Technologies, Inc.*	2,935	51,949
ON Semiconductor Corp.*	1,334	12,540
Pericom Semiconductor Corp.*	1,296	10,148
Photronics, Inc.*	3,463	29,539
PLX Technology, Inc.*	126	762
PMC-Sierra, Inc.*	6,958	52,950
RF Micro Devices, Inc.*	2,073	16,335
Rubicon Technology, Inc.*	1,087	12,272
Rudolph Technologies, Inc.*	1,561	17,811
Sigma Designs, Inc.*	1,767	8,411
Silicon Laboratories, Inc.*	329	17,190
Skyworks Solutions, Inc.*	1,918	71,963
Spansion, Inc., Class A*	2,810	48,950
Supertex, Inc.(b)*	559	18,436
Synaptics, Inc.*	5,803	348,296
Teradyne, Inc.*	11,294	224,638
Tessera Technologies, Inc.	3,135	74,080
TriQuint Semiconductor, Inc.*	8,697	116,453
Ultra Clean Holdings, Inc.*	1,279	16,819
Veeco Instruments, Inc.*	1,800	75,474

		4,181,555

Software (1.1%)
Accelrys, Inc.*	3,352	41,766
Actuate Corp.*	153	921
Aspen Technology, Inc.*	301	12,750
Barracuda Networks, Inc.*	85	2,885
Compuware Corp.	12,692	133,266
Covisint Corp.*	146	1,070
Cyan, Inc.*	592	2,528
Ebix, Inc.	25,373	433,117
EPIQ Systems, Inc.	1,686	22,980
ePlus, Inc.*	187	10,427
FireEye, Inc.*	260	16,008
Gigamon, Inc.*	291	8,843
Glu Mobile, Inc.*	146	692
Mavenir Systems, Inc.*	90	1,611
Mentor Graphics Corp.	5,639	124,171
MICROS Systems, Inc.*	3,964	209,815
Nuance Communications, Inc.*	15,458	265,414
Progress Software Corp.*	1,565	34,117
Rovi Corp.*	28,551	650,392
Sapiens International Corp. N.V.*	941	7,631
SeaChange International, Inc.*	1,876	19,585
Synopsys, Inc.*	9,081	348,801
TeleCommunication Systems, Inc., Class A*	2,672	6,146
Telenav, Inc.*	1,017	6,061
TiVo, Inc.*	4,099	54,230
Varonis Systems, Inc.*	109	3,898
VASCO Data Security International, Inc.*	966	7,284
Vringo, Inc.*	3,243	11,253
Zynga, Inc., Class A*	36,409	156,559

		2,594,221

Technology Hardware, Storage & Peripherals (0.3%)
Cray, Inc.*	1,154	43,067
Diebold, Inc.	3,770	150,385
Electronics for Imaging, Inc.*	1,269	54,961
Fusion-io, Inc.*	1,448	15,233
Hutchinson Technology, Inc.*	1,338	3,787
Imation Corp.*	1,929	11,130
Immersion Corp.*	95	1,002
Lexmark International, Inc., Class A	3,721	172,245
Nimble Storage, Inc.*	380	14,398
QLogic Corp.*	5,294	67,499
Quantum Corp.*	12,295	15,000
Stratasys Ltd.*	934	99,088
Super Micro Computer, Inc.*	1,914	33,246
Violin Memory, Inc.*	723	2,892

		683,933

Total Information Technology		20,940,254

Materials (5.0%)
Chemicals (1.1%)
A. Schulman, Inc.	1,746	63,310
Albemarle Corp.	2,982	198,064
Arabian American Development Co.*	87	944
Ashland, Inc.	4,660	463,577
Axiall Corp.	4,131	185,565
Cabot Corp.	3,751	221,534
Chase Corp.	232	7,315
Cytec Industries, Inc.	2,154	210,252
FutureFuel Corp.	945	19,183
Huntsman Corp.	11,408	278,583
Innospec, Inc.	84	3,799
Intrepid Potash, Inc.*	3,278	50,678
KMG Chemicals, Inc.	55	862
Kraton Performance Polymers, Inc.*	1,935	50,581
Kronos Worldwide, Inc.	1,211	20,199
LSB Industries, Inc.*	501	18,747
Marrone Bio Innovations, Inc.*	172	2,403
Minerals Technologies, Inc.	2,055	132,671
Olin Corp.	1,626	44,894
OM Group, Inc.	7,376	245,031
Penford Corp.*	419	6,017
Quaker Chemical Corp.	587	46,273
Rockwood Holdings, Inc.	1,194	88,834
RPM International, Inc.	495	20,711
Sensient Technologies Corp.	2,946	166,184
Stepan Co.	464	29,956
Taminco Corp.*	134	2,815
Tredegar Corp.	877	20,180
W.R. Grace & Co.*	583	57,816
Westlake Chemical Corp.	324	21,442
Zep, Inc.	788	13,948

		2,692,368

Construction Materials (0.0%)
Texas Industries, Inc.*	89	7,976

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
United States Lime & Minerals, Inc.	7	$394

		8,370

Containers & Packaging (1.8%)
AptarGroup, Inc.	1,181	78,064
Avery Dennison Corp.	4,026	203,997
Bemis Co., Inc.	3,444	135,143
Berry Plastics Group, Inc.*	13,807	319,632
Crown Holdings, Inc.*	1,250	55,925
Greif, Inc., Class A	1,487	78,053
Myers Industries, Inc.	1,380	27,490
Owens-Illinois, Inc.*	3,999	135,286
Rock-Tenn Co., Class A	6,936	732,233
Sealed Air Corp.	64,538	2,121,364
Sonoco Products Co.	6,006	246,366
UFP Technologies, Inc.*	305	7,430

		4,140,983

Metals & Mining (1.9%)
A.M. Castle & Co.*	985	14,470
African Barrick Gold plc	151,081	663,197
AK Steel Holding Corp.*	8,075	58,302
Allegheny Technologies, Inc.	18,069	680,840
Allied Nevada Gold Corp.*	6,395	27,562
AMCOL International Corp.	1,018	46,604
Carpenter Technology Corp.	6,669	440,421
Century Aluminum Co.*	3,067	40,515
Cliffs Natural Resources, Inc.	9,093	186,043
Coeur Mining, Inc.*	3,849	35,757
Commercial Metals Co.	6,869	129,687
General Moly, Inc.*	3,642	3,606
Globe Specialty Metals, Inc.	3,581	74,556
Handy & Harman Ltd.*	45	990
Haynes International, Inc.	730	39,420
Hecla Mining Co.	17,073	52,414
Horsehead Holding Corp.*	2,990	50,292
Kaiser Aluminum Corp.	1,102	78,705
Materion Corp.	548	18,594
Molycorp, Inc.*	8,988	42,154
Noranda Aluminum Holding Corp.	1,938	7,965
Olympic Steel, Inc.	366	10,504
Reliance Steel & Aluminum Co.	11,654	823,472
Royal Gold, Inc.	2,822	176,714
RTI International Metals, Inc.*	1,855	51,532
Schnitzer Steel Industries, Inc., Class A	1,466	42,294
Steel Dynamics, Inc.	13,014	231,519
Stillwater Mining Co.*	6,988	103,492
SunCoke Energy, Inc.*	4,126	94,238
Tahoe Resources, Inc.*	4,349	91,981
United States Steel Corp.	8,505	234,823
Universal Stainless & Alloy Products, Inc.*	392	13,238
Walter Energy, Inc.	2,415	18,257

		4,584,158

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	264	16,545
Domtar Corp.	1,947	218,492
Louisiana-Pacific Corp.*	2,210	37,283
Neenah Paper, Inc.	851	44,014
P.H. Glatfelter Co.	265	7,213
Resolute Forest Products, Inc.*	4,143	83,233
Schweitzer-Mauduit International, Inc.	511	21,764
Wausau Paper Corp.	207	2,635

		431,179

Total Materials		11,857,058

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Cbeyond, Inc.*	1,453	10,534
Cincinnati Bell, Inc.*	8,511	29,448
FairPoint Communications, Inc.*	112	1,523
Frontier Communications Corp.	59,131	337,047
Hawaiian Telcom Holdco, Inc.*	561	15,983
IDT Corp., Class B	59	983
inContact, Inc.*	214	2,054
Inteliquent, Inc.	1,117	16,230
Intelsat S.A.*	1,206	22,576
Iridium Communications, Inc.*	3,874	29,094
Level 3 Communications, Inc.*	6,764	264,743
magicJack VocalTec Ltd.*	352	7,473
ORBCOMM, Inc.*	2,351	16,104
Premiere Global Services, Inc.*	2,333	28,136
Straight Path Communications, Inc., Class B*	29	214
Towerstream Corp.*	1,114	2,618
Vonage Holdings Corp.*	9,259	39,536
Windstream Holdings, Inc.	2,119	17,461

		841,757

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,044	7,078
Leap Wireless International, Inc.(b)*	2,407	6,066
NII Holdings, Inc.*	10,157	12,087
RingCentral, Inc., Class A*	330	5,973
Shenandoah Telecommunications Co.	157	5,070
Telephone & Data Systems, Inc.	5,559	145,701
U.S. Cellular Corp.	715	29,322
USA Mobility, Inc.	1,384	25,147

		236,444

Total Telecommunication Services		1,078,201

Utilities (5.4%)
Electric Utilities (2.1%)
ALLETE, Inc.	2,355	123,449
Cleco Corp.	11,582	585,818
El Paso Electric Co.	2,362	84,394
Empire District Electric Co.	2,568	62,454
Great Plains Energy, Inc.	9,122	246,659
Hawaiian Electric Industries, Inc.	5,813	147,766
IDACORP, Inc.	2,931	162,583
ITC Holdings Corp.	25,365	947,383
MGE Energy, Inc.	2,030	79,637
NRG Yield, Inc., Class A	1,343	53,089
OGE Energy Corp.	11,687	429,614
Otter Tail Corp.	2,166	66,691
Pepco Holdings, Inc.	14,803	303,165
Pinnacle West Capital Corp.	6,506	355,618
PNM Resources, Inc.	4,645	125,554
Portland General Electric Co.	18,047	583,640
UIL Holdings Corp.	3,361	123,718
Unitil Corp.	797	26,174
UNS Energy Corp.	2,287	137,289
Westar Energy, Inc.	7,552	265,528

		4,910,223

Gas Utilities (1.2%)
AGL Resources, Inc.	6,994	342,426
Atmos Energy Corp.	5,849	275,663
Chesapeake Utilities Corp.	574	36,254
Delta Natural Gas Co., Inc.	380	7,874
Laclede Group, Inc.	1,930	90,999
National Fuel Gas Co.	4,345	304,324
New Jersey Resources Corp.	2,467	122,857

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Northwest Natural Gas Co.	1,588	$69,888
Piedmont Natural Gas Co., Inc.	4,432	156,848
Questar Corp.	9,048	215,161
South Jersey Industries, Inc.	1,531	85,874
Southwest Gas Corp.	2,724	145,598
UGI Corp.	22,275	1,015,963
WGL Holdings, Inc.	3,061	122,624

		2,992,353

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.	7,162	20,770
Dynegy, Inc.*	5,884	146,747
Genie Energy Ltd., Class B*	694	6,919
Ormat Technologies, Inc.	994	29,830
Pattern Energy Group, Inc.	1,041	28,242

		232,508

Multi-Utilities (1.5%)
Alliant Energy Corp.	6,546	371,878
Avista Corp.	3,551	108,838
Black Hills Corp.	2,600	149,890
CMS Energy Corp.	29,792	872,310
Integrys Energy Group, Inc.	4,697	280,176
MDU Resources Group, Inc.	11,140	382,213
NorthWestern Corp.	2,223	105,437
SCANA Corp.	8,245	423,133
TECO Energy, Inc.	12,974	222,504
Vectren Corp.	4,902	193,090
Wisconsin Energy Corp.	9,014	419,602

		3,529,071

Water Utilities (0.5%)
American States Water Co.	2,087	67,389
American Water Works Co., Inc.	22,270	1,011,058
Aqua America, Inc.	1,321	33,117
Artesian Resources Corp., Class A	419	9,411
California Water Service Group	2,821	67,535
Connecticut Water Service, Inc.	609	20,810
Consolidated Water Co., Ltd.	820	10,808
Middlesex Water Co.	898	19,594
SJW Corp.	621	18,357
York Water Co.	271	5,528

		1,263,607

Total Utilities		12,927,762

Total Common Stocks (95.9%) (Cost $176,925,772)		228,911,510

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Central European Media Enterprises Ltd., expiring 4/25/14(b)*† (Cost $—)	71	$—

	Number of	Value
	Warrants	(Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	458	—

Total Investments (95.9%) (Cost $176,925,772)		228,911,510
Other Assets Less Liabilities (4.1%)		9,779,000

Net Assets (100%)		$238,690,510

*	Non-income producing.

†	Securities (totaling $7,025 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $5,083 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

					Unrealized
	Number of	Expiration	Original	Value at	Appreciation/
	Contracts	Date	Value	3/31/2014	(Depreciation)
Purchases
Russell 2000 Mini Index	3	June-14	$356,694	$351,150	$(5,544)
S&P MidCap 400 E-Mini Index	9	June-14	1,234,101	1,237,410	3,309

					$(2,235)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$27,897,481	$—	$—		$27,897,481
Consumer Staples	10,947,166	—	—		10,947,166
Energy	18,265,779	—	7,025		18,272,804
Financials	79,629,992	—	—		79,629,992
Health Care	16,005,732	—	—		16,005,732
Industrials	29,355,060	—	—		29,355,060
Information Technology	20,940,254	—	—	†	20,940,254
Materials	11,193,861	663,197	—		11,857,058
Telecommunication Services	1,072,135	6,066	—		1,078,201
Utilities	12,927,762	—	—		12,927,762
Futures	3,309	—	—		3,309
Rights
Consumer Discretionary	—	—	—	†	—
Warrants
Energy	—	—	—	†	—

Total Assets	$228,238,531	$669,263	$7,025		$228,914,819

Liabilities:
Futures	$(5,544)	$—	$—		$(5,544)

Total Liabilities	$(5,544)	$—	$—		$(5,544)

Total	$228,232,987	$669,263	$7,025		$228,909,275

†	Value is zero.

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,492,348
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,450,320

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,421,821
Aggregate gross unrealized depreciation	(4,421,118)

Net unrealized appreciation	$52,000,703

Federal income tax cost of investments	$176,910,807

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.2%)
Asset-Backed Securities (1.3%)
ACAs CLO Ltd.,
Series 2007-1A A1S
0.447%, 4/20/21(b)(l)§	$1,100,000	$1,087,131
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22§†	916,918	924,306
Apidos CDO,
Series 2006-QA
0.487%, 1/20/19(l)§	853,741	844,141
Babson CLO, Inc.,
Series 2007-1A
0.462%, 1/18/21(b)(l)§	946,617	930,074
Black Diamond CLO Delaware Corp.,
Series 2005-1A A1A
0.485%, 6/20/17(l)§	5,530	5,530
BlueMountain CLO Ltd.,
Series 2005-1A A1F
0.473%, 11/15/17(l)§	48,325	48,228
Dryden Senior Loan Fund,
Series 2011-22A A1R
1.409%, 1/15/22(l)§	1,000,000	999,226
Franklin CLO Ltd.,
0.493%, 6/15/18(l)§	234,093	232,305
Kingsland I Ltd.,
Series 2005-1A A1A
0.483%, 6/13/19(l)§	59,904	59,871
Selkirk No 1 Ltd.,
1.329%, 2/20/41(b)§	1,065,212	1,062,134

		6,192,946

Non-Agency CMO (1.9%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.780%, 9/25/35(l)	329,339	305,933
Alternative Loan Trust,
Series 2006-OA22 A1
0.314%, 2/25/47(l)	133,681	117,393
Banc of America Funding Corp.,
Series 2004-A 1A3
5.838%, 9/20/34(l)	187,778	189,491
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.601%, 6/24/50(l)§	221,926	241,843
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1
2.761%, 2/25/34(l)	169,234	167,757
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.676%, 9/25/35(l)	234,714	203,815
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3 2A2A
2.605%, 8/25/35(l)	73,593	71,750
Commercial Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§	871,724	895,330
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	312,926	339,715
Series 2010-RR1 3A
5.598%, 6/10/49(l)§	312,926	333,542
Series 2010-RR7 2A
5.467%, 9/16/39(l)§	322,121	348,034
EMF-NL B.V.,
Series 2008-APRX A2
1.090%, 4/17/41(l)(m)	EUR 411,599	504,566
Granite Master Issuer plc,
Series 2006-3 A7
0.357%, 12/20/54(l)	$62,067	61,560
Series 2006-4 A6
0.337%, 12/20/54(l)	170,029	168,586
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1 A1
2.795%, 10/25/33(l)	171,308	176,544
GS Mortgage Securities Corp. II,
Series 2010-C1 A2
4.592%, 8/10/43§	671,000	736,165
Harborview Mortgage Loan Trust,
Series 2006-12 2A2A
0.346%, 1/19/38(l)	112,899	91,776
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 3A
1.154%, 10/25/35(l)	138,196	126,266
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§	1,094,667	1,154,666
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.819%, 8/12/45(l)§	313,172	346,759
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	447,000	485,925
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§	357,630	391,728
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	447,037	475,695
Series 2010-RR4 CMLA
6.003%, 12/16/49(l)§	223,518	241,487
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.406%, 7/19/35(l)	63,948	58,240
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.531%, 8/25/42(l)	22,567	22,260
Series 2005-AR17 A1A1
0.424%, 12/25/45(l)	102,036	94,532
Wildhorse Resources,
6.483%, 12/13/18	350,000	355,250

		8,706,608

Total Asset-Backed and Mortgage-Backed Securities		14,899,554

Corporate Bonds (38.1%)
Consumer Discretionary (3.2%)
Auto Components (0.3%)
Delphi Corp.
4.150%, 3/15/24	$40,000	40,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.875%, 2/1/22§	350,000	354,812
Johnson Controls, Inc.
5.000%, 3/30/20	45,000	50,188

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	$900,000	$955,080

		1,400,130

Distributors (0.2%)
American Tire Distributors, Inc.
9.750%, 6/1/17	648,000	685,260

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.
1.875%, 12/15/17	45,000	45,039
Darden Restaurants, Inc.
4.500%, 10/15/21	45,000	44,264
Diamond Resorts Corp.
12.000%, 8/15/18	335,000	365,586
Hyatt Hotels Corp.
3.875%, 8/15/16	45,000	47,616
5.375%, 8/15/21	45,000	49,357
International Game Technology
5.500%, 6/15/20	45,000	48,795
Landry’s, Inc.
9.375%, 5/1/20§	659,000	724,900
Marriott International, Inc.
3.250%, 9/15/22	89,000	85,906
McDonald’s Corp.
5.350%, 3/1/18	45,000	51,027
3.500%, 7/15/20	67,000	70,644
Starbucks Corp.
6.250%, 8/15/17	45,000	52,094
Wyndham Worldwide Corp.
2.500%, 3/1/18	67,000	67,335
Yum! Brands, Inc.
4.250%, 9/15/15	112,000	117,549
5.300%, 9/15/19	45,000	50,083

		1,820,195

Household Durables (0.1%)
Mohawk Industries, Inc.
3.850%, 2/1/23	89,000	87,740
Newell Rubbermaid, Inc.
4.700%, 8/15/20	45,000	48,108
NVR, Inc.
3.950%, 9/15/22	67,000	66,705
Tupperware Brands Corp.
4.750%, 6/1/21	45,000	47,507
Whirlpool Corp.
4.850%, 6/15/21	45,000	48,768

		298,828

Internet & Catalog Retail (0.0%)
Amazon.com, Inc.
2.500%, 11/29/22	89,000	82,951
Expedia, Inc.
5.950%, 8/15/20	89,000	98,567

		181,518

Media (2.0%)
21st Century Fox America, Inc.
8.000%, 10/17/16	79,000	92,052
CBS Corp.
8.875%, 5/15/19	45,000	57,597
5.750%, 4/15/20	45,000	51,183
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20	447,000	482,760
Comcast Corp.
5.900%, 3/15/16	134,000	147,276
6.500%, 1/15/17	134,000	153,159
5.700%, 7/1/19	45,000	52,046
5.150%, 3/1/20	67,000	76,180
3.125%, 7/15/22	112,000	110,647
2.850%, 1/15/23	150,000	144,878
3.600%, 3/1/24	45,000	44,984
Cox Communications, Inc.
5.500%, 10/1/15	45,000	48,002
Crown Media Holdings, Inc.
10.500%, 7/15/19	447,000	505,110
DCP LLC/DCP Corp.
10.750%, 8/15/15§	525,000	538,125
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.875%, 10/1/19	134,000	152,350
5.000%, 3/1/21	134,000	144,474
Discovery Communications LLC
3.700%, 6/1/15	67,000	69,343
5.050%, 6/1/20	89,000	98,911
European Media Capital S.A.
10.000%, 2/1/15(b)§†	1,984,553	1,984,553
Igloo Holdings Corp.
9.000%, 12/15/17 PIK§	458,000	461,149
IMG Worldwide, Inc.
0.000%, 2/25/22	275,000	276,547
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	67,000	67,562
Live Nation Entertainment, Inc.
7.000%, 9/1/20§	592,000	646,760
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17(h)*†	1,916,000	—
Omnicom Group, Inc.
6.250%, 7/15/19	89,000	104,112
3.625%, 5/1/22	112,000	110,947
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	67,000	84,726
Regal Entertainment Group
5.750%, 3/15/22	500,000	514,500
Thomson Reuters Corp.
6.500%, 7/15/18	156,000	179,676
Time Warner Cable, Inc.
5.850%, 5/1/17	179,000	201,022
8.250%, 4/1/19	134,000	167,176
5.000%, 2/1/20	89,000	97,465
Time Warner, Inc.
5.875%, 11/15/16	89,000	99,814
4.875%, 3/15/20	224,000	246,911
3.400%, 6/15/22	45,000	44,525
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, 1/15/23§	499,000	510,228
Viacom, Inc.
6.250%, 4/30/16	60,000	66,349
5.625%, 9/15/19	112,000	128,687
4.250%, 9/1/23	100,000	103,080
Videotron Ltd.
5.375%, 6/15/24§	250,000	252,656
Walt Disney Co.
6.000%, 7/17/17	45,000	51,696
3.750%, 6/1/21	67,000	70,582
2.350%, 12/1/22	67,000	62,261

		9,502,061

Multiline Retail (0.1%)
Dollar General Corp.
1.875%, 4/15/18	45,000	44,136

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 4/15/23	$67,000	$62,877
Family Dollar Stores, Inc.
5.000%, 2/1/21	45,000	47,466
Kohl’s Corp.
6.250%, 12/15/17	45,000	51,610
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	19,000	21,328
4.375%, 9/1/23	125,000	128,125
Target Corp.
6.000%, 1/15/18	156,000	179,556

		535,098

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	47,067
Home Depot, Inc.
5.400%, 3/1/16	201,000	219,211
4.400%, 4/1/21	67,000	73,886
Lowe’s Cos., Inc.
2.125%, 4/15/16	67,000	68,659
4.625%, 4/15/20	112,000	123,727
O’Reilly Automotive, Inc.
4.875%, 1/14/21	45,000	48,362
Staples, Inc.
4.375%, 1/12/23	45,000	43,838
TJX Cos., Inc.
2.500%, 5/15/23	45,000	41,359

		666,109

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	45,000	51,247
NIKE, Inc.
2.250%, 5/1/23	45,000	41,484

		92,731

Total Consumer Discretionary		15,181,930

Consumer Staples (2.7%)
Beverages (0.6%)
Anheuser-Busch InBev Finance, Inc.
2.625%, 1/17/23	89,000	83,355
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 7/15/15	112,000	112,341
2.875%, 2/15/16	112,000	116,603
1.375%, 7/15/17	31,000	31,117
7.750%, 1/15/19	134,000	166,194
5.375%, 1/15/20	179,000	205,887
2.500%, 7/15/22	134,000	126,267
Brown-Forman Corp.
2.500%, 1/15/16	45,000	46,343
Coca-Cola Co.
1.500%, 11/15/15	89,000	90,512
1.800%, 9/1/16	179,000	183,789
3.150%, 11/15/20	89,000	91,339
3.200%, 11/1/23	150,000	147,922
Coca-Cola Enterprises, Inc.
3.250%, 8/19/21	100,000	100,024
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18	150,000	149,143
Diageo Capital plc
5.750%, 10/23/17	89,000	101,956
1.125%, 4/29/18	112,000	108,847
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	45,000	45,527
3.200%, 11/15/21	45,000	44,577
PepsiCo, Inc.
0.700%, 8/13/15	45,000	45,112
0.700%, 2/26/16	67,000	67,026
2.500%, 5/10/16	134,000	138,800
1.250%, 8/13/17	67,000	66,571
7.900%, 11/1/18	112,000	140,261
4.500%, 1/15/20	89,000	97,768

		2,507,281

Food & Staples Retailing (0.7%)
BI-LO LLC/BI-LO Finance Corp.
9.250%, 2/15/19§	268,000	293,460
BJ’s Wholesale Club, Inc.
8.500%, 3/26/20	300,000	306,625
Costco Wholesale Corp.
0.650%, 12/7/15	200,000	200,189
5.500%, 3/15/17	45,000	50,503
CVS Caremark Corp.
3.250%, 5/18/15	112,000	115,236
5.750%, 6/1/17	89,000	100,842
4.000%, 12/5/23	100,000	102,488
7.507%, 1/10/32§	571,099	700,296
CVS Pass-Through Trust
5.789%, 1/10/26§	364,198	396,279
Delhaize Group S.A.
4.125%, 4/10/19	45,000	46,640
Kroger Co.
6.400%, 8/15/17	45,000	51,624
6.150%, 1/15/20	45,000	52,548
3.300%, 1/15/21	100,000	99,687
Safeway, Inc.
5.000%, 8/15/19	67,000	68,591
Walgreen Co.
1.800%, 9/15/17	45,000	45,255
5.250%, 1/15/19	67,000	76,000
3.100%, 9/15/22	112,000	107,370
Wal-Mart Stores, Inc.
5.800%, 2/15/18	112,000	129,240
1.125%, 4/11/18	125,000	122,756
3.250%, 10/25/20	101,000	104,219
2.550%, 4/11/23	67,000	62,638

		3,232,486

Food Products (0.9%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	112,000	121,707
Campbell Soup Co.
4.250%, 4/15/21	45,000	47,479
ConAgra Foods, Inc.
7.000%, 4/15/19	67,000	79,888
3.200%, 1/25/23	67,000	64,057
Del Monte Foods Co.
0.000%, 8/18/21	575,000	571,406
General Mills, Inc.
5.650%, 2/15/19	89,000	102,692
Hershey Co.
1.500%, 11/1/16	36,000	36,551
Hillshire Brands Co.
2.750%, 9/15/15	89,000	91,349
HJ Heinz Co.
3.500%, 6/5/20	1,000,000	1,005,125
Hormel Foods Corp.
4.125%, 4/15/21	45,000	47,889
Hostess Brands, Inc.
6.750%, 3/6/20	450,000	467,437

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Ingredion, Inc.
3.200%, 11/1/15	$45,000	$46,511
J.M. Smucker Co.
3.500%, 10/15/21	67,000	68,644
Kellogg Co.
4.450%, 5/30/16	45,000	48,278
4.000%, 12/15/20	29,000	30,476
Kraft Foods Group, Inc.
6.125%, 8/23/18	112,000	130,556
3.500%, 6/6/22	89,000	89,344
McCormick & Co., Inc.
3.900%, 7/15/21	45,000	47,446
Mead Johnson Nutrition Co.
4.900%, 11/1/19	45,000	49,172
Mondelez International, Inc.
4.125%, 2/9/16	112,000	118,445
4.000%, 2/1/24	150,000	151,763
Post Holdings, Inc.
6.750%, 12/1/21§	250,000	264,375
Progressive Solutions LLC
9.500%, 9/30/21	175,000	176,750
TreeHouse Foods, Inc.
4.875%, 3/15/22	350,000	352,205
Tyson Foods, Inc.
4.500%, 6/15/22	112,000	116,760

		4,326,305

Household Products (0.3%)
Clorox Co.
3.550%, 11/1/15	89,000	92,728
Colgate-Palmolive Co.
3.150%, 8/5/15	134,000	138,758
Energizer Holdings, Inc.
4.700%, 5/19/21	67,000	70,043
Harbinger Group, Inc.
7.750%, 1/15/22§	350,000	356,125
Kimberly-Clark Corp.
6.125%, 8/1/17	67,000	77,362
7.500%, 11/1/18	45,000	56,028
3.875%, 3/1/21	45,000	47,824
Procter & Gamble Co.
4.850%, 12/15/15	89,000	95,407
4.700%, 2/15/19	89,000	100,080
3.100%, 8/15/23	125,000	123,712
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20	358,000	377,690

		1,535,757

Personal Products (0.0%)
Avon Products, Inc.
5.000%, 3/15/23	89,000	89,043

Tobacco (0.2%)
Altria Group, Inc.
4.125%, 9/11/15	134,000	140,582
9.700%, 11/10/18	46,000	60,510
4.750%, 5/5/21	89,000	97,093
2.850%, 8/9/22	89,000	83,366
Lorillard Tobacco Co.
8.125%, 6/23/19	74,000	91,552
6.875%, 5/1/20	45,000	52,504
Philip Morris International, Inc.
5.650%, 5/16/18	179,000	205,799
1.875%, 1/15/19	100,000	98,846
2.625%, 3/6/23	67,000	62,489
Reynolds American, Inc.
3.250%, 11/1/22	45,000	42,566

		935,307

Total Consumer Staples		12,626,179

Energy (3.5%)
Energy Equipment & Services (0.3%)
Cameron International Corp.
6.375%, 7/15/18	45,000	52,683
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	74,000	85,916
Ensco plc
3.250%, 3/15/16	89,000	92,898
Halliburton Co.
6.150%, 9/15/19	45,000	53,447
3.250%, 11/15/21	45,000	46,041
3.500%, 8/1/23	100,000	99,977
Nabors Industries, Inc.
9.250%, 1/15/19	134,000	164,792
PHI, Inc.
5.250%, 3/15/19§	275,000	277,750
Rowan Cos., Inc.
7.875%, 8/1/19	29,000	35,237
Transocean, Inc.
6.000%, 3/15/18	45,000	50,143
6.500%, 11/15/20	67,000	75,068
6.375%, 12/15/21	67,000	75,467
3.800%, 10/15/22	45,000	42,963
Weatherford International Ltd.
6.000%, 3/15/18	89,000	100,049
9.625%, 3/1/19	89,000	115,306

		1,367,737

Oil, Gas & Consumable Fuels (3.2%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	89,000	99,053
Apache Corp.
5.625%, 1/15/17	112,000	125,634
Artsonig Pty Ltd.
12.000%, 4/1/19 PIK(b)§	425,000	426,062
Boardwalk Pipelines LP
5.750%, 9/15/19	89,000	96,645
BP Capital Markets plc
3.125%, 10/1/15	224,000	232,701
1.375%, 5/10/18	100,000	97,740
2.237%, 5/10/19	100,000	99,182
4.500%, 10/1/20	201,000	219,912
3.814%, 2/10/24	150,000	150,823
Buckeye Partners LP
5.500%, 8/15/19	34,000	38,152
4.875%, 2/1/21	89,000	94,249
Canadian Natural Resources Ltd.
5.700%, 5/15/17	89,000	99,913
5.900%, 2/1/18	45,000	51,115
Cenovus Energy, Inc.
5.700%, 10/15/19	67,000	76,654
Chevron Corp.
2.427%, 6/24/20	112,000	111,720
2.355%, 12/5/22	134,000	125,784
3.191%, 6/24/23	134,000	132,853
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, 3/15/24	225,000	230,625

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
ConocoPhillips Co.
2.400%, 12/15/22	$67,000	$63,055
Continental Resources, Inc.
4.500%, 4/15/23	150,000	155,351
Devon Energy Corp.
2.400%, 7/15/16	45,000	46,263
4.000%, 7/15/21	67,000	69,997
Diamondback Energy, Inc.
7.625%, 10/1/21§	550,000	594,000
Drill Rigs Holdings, Inc.
6.500%, 10/1/17§	250,000	258,750
Ecopetrol S.A.
7.625%, 7/23/19	112,000	133,874
Enbridge Energy Partners LP
9.875%, 3/1/19	89,000	116,693
Enbridge, Inc.
5.600%, 4/1/17	89,000	99,154
EnCana Corp.
5.900%, 12/1/17	45,000	51,011
6.500%, 5/15/19	45,000	52,717
Energy Transfer Partners LP
9.000%, 4/15/19	134,000	169,290
3.600%, 2/1/23	67,000	63,972
Enterprise Products Operating LLC
1.250%, 8/13/15	33,000	33,207
6.300%, 9/15/17	45,000	51,863
5.250%, 1/31/20	89,000	99,971
3.350%, 3/15/23	89,000	86,759
EOG Resources, Inc.
2.950%, 6/1/15	112,000	115,315
5.625%, 6/1/19	89,000	102,815
EQT Corp.
8.125%, 6/1/19	45,000	54,978
Exxon Mobil Corp.
0.921%, 3/15/17	150,000	149,966
Foresight Energy LLC/Foresight Energy Corp.
7.875%, 8/15/21§	575,000	602,312
Hess Corp.
8.125%, 2/15/19	67,000	83,789
Husky Energy, Inc.
7.250%, 12/15/19	67,000	82,082
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	67,000	74,960
9.000%, 2/1/19	45,000	56,907
5.300%, 9/15/20	67,000	73,433
3.500%, 3/1/21	40,000	39,826
3.500%, 9/1/23	100,000	94,124
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	142,000	157,265
Magellan Midstream Partners LP
6.550%, 7/15/19	45,000	53,129
4.250%, 2/1/21	45,000	48,378
Marathon Oil Corp.
5.900%, 3/15/18	55,000	62,961
2.800%, 11/1/22	112,000	105,347
Marathon Petroleum Corp.
3.500%, 3/1/16	45,000	47,172
5.125%, 3/1/21	45,000	50,207
NGPL PipeCo LLC
7.119%, 12/15/17§	156,000	153,660
Noble Energy, Inc.
8.250%, 3/1/19	89,000	110,717
Noble Holding International Ltd.
3.050%, 3/1/16	45,000	46,512
4.900%, 8/1/20	89,000	95,124
Northern Blizzard Resources, Inc.
7.250%, 2/1/22§	325,000	333,937
Northern Oil and Gas, Inc.
8.000%, 6/1/20	425,000	451,562
Occidental Petroleum Corp.
2.500%, 2/1/16	45,000	46,447
4.125%, 6/1/16	67,000	71,607
4.100%, 2/1/21	89,000	95,659
ONEOK Partners LP
3.250%, 2/1/16	45,000	46,791
8.625%, 3/1/19	45,000	56,592
3.375%, 10/1/22	67,000	64,561
Parsley Energy LLC/Parsley Finance Corp.
7.500%, 2/15/22§	450,000	474,750
Petrobras Global Finance B.V.
4.375%, 5/20/23	134,000	121,890
Petrobras International Finance Co.
3.875%, 1/27/16	112,000	114,274
3.500%, 2/6/17	112,000	112,560
5.875%, 3/1/18	112,000	118,843
7.875%, 3/15/19	112,000	127,187
5.750%, 1/20/20	179,000	187,245
5.375%, 1/27/21	112,000	112,411
Petroleos Mexicanos
8.000%, 5/3/19	179,000	218,827
6.000%, 3/5/20	224,000	254,016
3.500%, 1/30/23	101,000	95,243
Phillips 66
4.300%, 4/1/22	112,000	117,942
Pioneer Natural Resources Co.
7.500%, 1/15/20	112,000	136,283
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	45,000	47,063
8.750%, 5/1/19	45,000	57,246
3.850%, 10/15/23	250,000	249,360
Plains Exploration & Production Co.
6.500%, 11/15/20	112,000	123,610
Resolute Energy Corp.
8.500%, 5/1/20	253,000	264,385
SandRidge Energy, Inc.
7.500%, 3/15/21	300,000	320,250
Seven Generations Energy Ltd.
8.250%, 5/15/20§	725,000	793,875
SM Energy Co.
5.000%, 1/15/24§	315,000	305,550
Southwestern Energy Co.
4.100%, 3/15/22	156,000	159,866
Statoil ASA
5.250%, 4/15/19	112,000	127,453
2.900%, 11/8/20	120,000	120,792
Stone Energy Corp.
7.500%, 11/15/22	200,000	217,000
Suncor Energy, Inc.
6.100%, 6/1/18	134,000	154,505
Talisman Energy, Inc.
7.750%, 6/1/19	67,000	80,897
Templar Energy LLC
8.000%, 11/4/20	325,000	327,641
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	45,000	52,473
Total Capital Canada Ltd.
1.450%, 1/15/18	67,000	66,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Total Capital International S.A.
2.875%, 2/17/22		$112,000	$109,770
Total Capital S.A.
3.125%, 10/2/15		156,000	161,851
4.450%, 6/24/20		89,000	97,643
4.125%, 1/28/21		45,000	48,643
TransCanada PipeLines Ltd.
3.400%, 6/1/15		89,000	91,854
7.125%, 1/15/19		45,000	54,577
2.500%, 8/1/22		45,000	42,129
6.350%, 5/15/67(l)		89,000	92,226
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18		45,000	51,961
Valero Energy Corp.
9.375%, 3/15/19		89,000	115,867
Westmoreland Escrow Corp.
10.750%, 2/1/18§		400,000	437,000
Williams Partners LP
3.350%, 8/15/22		89,000	85,528
XTO Energy, Inc.
6.250%, 8/1/17		67,000	77,634

			15,409,499

Total Energy			16,777,236

Financials (13.7%)
Banks (4.1%)
Australia & New Zealand Banking Group Ltd./New York
1.250%, 1/10/17		250,000	250,214
Banco do Brasil S.A./Cayman Islands
4.500%, 1/22/15§		100,000	102,616
3.875%, 10/10/22		200,000	186,400
Banco Santander S.A./Chile
1.837%, 1/19/16(l)§		986,000	976,318
Bank of Montreal
1.400%, 9/11/17		89,000	88,469
2.550%, 11/6/22		134,000	125,907
Bank of Nova Scotia
2.900%, 3/29/16		156,000	162,388
1.100%, 12/13/16		150,000	150,171
1.450%, 4/25/18		67,000	65,765
4.375%, 1/13/21		67,000	73,297
Barclays Bank plc
5.000%, 9/22/16		150,000	164,290
5.140%, 10/14/20		100,000	106,037
BB&T Corp.
3.200%, 3/15/16		134,000	139,914
6.850%, 4/30/19		45,000	54,616
3.950%, 3/22/22		67,000	69,194
BNP Paribas S.A.
2.400%, 12/12/18		100,000	99,603
2.450%, 3/17/19		200,000	199,240
5.000%, 1/15/21		156,000	173,696
3.250%, 3/3/23		67,000	65,231
Branch Banking & Trust Co.
1.050%, 12/1/16		250,000	250,921
Canadian Imperial Bank of Commerce
1.350%, 7/18/16		89,000	89,773
1.550%, 1/23/18		45,000	44,430
Capital One Bank USA N.A.
2.150%, 11/21/18		250,000	248,836
CIT Group, Inc.
5.250%, 3/15/18		500,000	537,500
5.500%, 2/15/19§		400,000	431,000
Citigroup, Inc.
5.500%, 10/15/14		229,000	235,060
4.750%, 5/19/15		89,000	92,921
2.250%, 8/7/15		230,000	234,365
1.250%, 1/15/16		300,000	301,291
5.850%, 8/2/16		179,000	197,857
5.500%, 2/15/17		67,000	73,997
6.125%, 11/21/17		224,000	256,410
6.125%, 5/15/18		224,000	257,331
8.500%, 5/22/19		268,000	340,932
5.375%, 8/9/20		45,000	50,529
4.500%, 1/14/22		89,000	94,199
3.375%, 3/1/23		67,000	64,575
3.875%, 10/25/23		50,000	49,644
Commonwealth Bank of Australia/New York
1.250%, 9/18/15		250,000	252,542
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
2.125%, 10/13/15		89,000	91,121
3.375%, 1/19/17		156,000	165,282
3.875%, 2/8/22		224,000	232,039
Discover Bank/Delaware
7.000%, 4/15/20		200,000	235,520
DNB Bank ASA
3.200%, 4/3/17§		626,000	655,646
Fifth Third Bancorp
3.625%, 1/25/16		89,000	93,367
5.450%, 1/15/17		45,000	49,472
First Horizon National Corp.
5.375%, 12/15/15		89,000	94,738
HSBC Holdings plc
5.100%, 4/5/21		89,000	99,036
4.875%, 1/14/22		112,000	122,777
4.000%, 3/30/22		150,000	154,939
Intesa Sanpaolo S.p.A.
3.125%, 1/15/16		200,000	204,650
KeyBank N.A./Ohio
7.413%, 5/6/15		100,000	107,220
KeyCorp
5.100%, 3/24/21		112,000	125,141
KfW
0.625%, 4/24/15		112,000	112,012
2.625%, 2/16/16		469,000	483,618
5.125%, 3/14/16		447,000	482,717
0.500%, 4/19/16		179,000	177,363
0.625%, 12/15/16		100,000	99,193
1.250%, 2/15/17		224,000	223,524
0.750%, 3/17/17		250,000	248,043
1.875%, 4/1/19		150,000	149,095
4.875%, 6/17/19		179,000	202,814
4.000%, 1/27/20		224,000	243,136
2.750%, 9/8/20		224,000	228,654
2.750%, 10/1/20		150,000	152,357
6.250%, 5/19/21	AUD	983,000	1,011,753
2.625%, 1/25/22		$224,000	223,401
2.125%, 1/17/23		156,000	146,987
Landwirtschaftliche Rentenbank
2.500%, 2/15/16		179,000	185,349
5.125%, 2/1/17		224,000	249,632
1.375%, 10/23/19		25,000	24,034
Lloyds Bank plc
2.300%, 11/27/18		200,000	200,272

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
National Australia Bank Ltd./New York
1.600%, 8/7/15		$250,000	$253,382
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		179,000	193,310
PNC Bank N.A.
1.150%, 11/1/16		250,000	250,186
PNC Funding Corp.
2.700%, 9/19/16		112,000	116,567
5.625%, 2/1/17		112,000	123,724
5.125%, 2/8/20		179,000	201,530
Regions Financial Corp.
2.000%, 5/15/18		67,000	65,647
Royal Bank of Canada
2.625%, 12/15/15		134,000	138,310
0.850%, 3/8/16		67,000	67,149
2.300%, 7/20/16		134,000	138,149
Royal Bank of Scotland Group plc
1.875%, 3/31/17		100,000	99,787
Royal Bank of Scotland plc
3.950%, 9/21/15		156,000	162,659
5.625%, 8/24/20		112,000	126,604
9.500%, 3/16/22(l)(m)		45,000	52,819
Sumitomo Mitsui Banking Corp.
3.950%, 1/10/24		250,000	255,601
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16		89,000	93,553
Svenska Handelsbanken AB
3.125%, 7/12/16		200,000	209,653
Toronto-Dominion Bank
2.500%, 7/14/16		179,000	185,617
2.375%, 10/19/16		45,000	46,548
U.S. Bancorp/Minnesota
2.450%, 7/27/15		45,000	46,106
3.442%, 2/1/16		67,000	69,933
3.000%, 3/15/22		112,000	110,725
2.950%, 7/15/22		56,000	53,755
U.S. Bank N.A./Ohio
4.800%, 4/15/15		45,000	47,011
UnionBanCal Corp.
3.500%, 6/18/22		89,000	89,812
Wachovia Corp.
5.750%, 2/1/18		134,000	153,323
Wells Fargo & Co.
3.625%, 4/15/15		89,000	91,879
1.500%, 7/1/15		224,000	226,820
5.125%, 9/15/16		112,000	122,950
2.100%, 5/8/17		89,000	91,120
5.625%, 12/11/17		291,000	331,258
2.150%, 1/15/19		93,000	92,771
3.500%, 3/8/22		112,000	114,143
3.450%, 2/13/23		150,000	145,180
Westpac Banking Corp.
2.000%, 8/14/17		89,000	90,295
2.250%, 1/17/19		100,000	99,442
4.875%, 11/19/19		134,000	148,973

			19,538,672

Capital Markets (2.1%)
American Capital Ltd.
6.500%, 9/15/18§		580,000	614,800
Ameriprise Financial, Inc.
5.650%, 11/15/15		22,000	23,623
4.000%, 10/15/23		150,000	153,909
Bank of America Corp.
0.752%, 7/22/14(l)	EUR	179,000	246,837
6.050%, 5/16/16		$246,000	269,189
5.700%, 5/2/17		179,000	198,898
Bank of New York Mellon Corp.
2.500%, 1/15/16		134,000	138,296
2.100%, 1/15/19		48,000	47,676
4.150%, 2/1/21		89,000	96,105
3.550%, 9/23/21		45,000	46,623
3.650%, 2/4/24		100,000	100,545
BlackRock, Inc.
5.000%, 12/10/19		89,000	100,540
Charles Schwab Corp.
4.450%, 7/22/20		45,000	49,391
3.225%, 9/1/22		45,000	44,571
Credit Suisse AG/New York
4.375%, 8/5/20		250,000	269,817
Credit Suisse USA, Inc.
5.375%, 3/2/16		134,000	145,557
Deutsche Bank AG/London
6.000%, 9/1/17		224,000	255,651
Eaton Vance Corp.
6.500%, 10/2/17		27,000	31,255
Franklin Resources, Inc.
3.125%, 5/20/15		45,000	46,289
Goldman Sachs Group, Inc.
3.300%, 5/3/15		112,000	115,019
3.700%, 8/1/15		134,000	139,100
5.350%, 1/15/16		447,000	481,034
0.684%, 3/22/16(l)		939,000	936,426
5.625%, 1/15/17		179,000	198,588
6.250%, 9/1/17		581,000	662,709
2.375%, 1/22/18		112,000	112,621
6.150%, 4/1/18		297,000	339,283
5.375%, 3/15/20		235,000	262,278
5.250%, 7/27/21		179,000	198,752
5.750%, 1/24/22		179,000	202,925
3.625%, 1/22/23		67,000	65,939
4.000%, 3/3/24		85,000	84,359
Jefferies Group LLC
5.125%, 4/13/18		179,000	194,183
Morgan Stanley
6.000%, 4/28/15		134,000	141,479
5.375%, 10/15/15		224,000	239,125
1.750%, 2/25/16		112,000	113,413
5.750%, 10/18/16		224,000	249,006
5.550%, 4/27/17		224,000	250,369
7.300%, 5/13/19		335,000	405,835
5.500%, 1/26/20		112,000	126,185
5.750%, 1/25/21		134,000	153,137
5.500%, 7/28/21		54,000	60,896
3.750%, 2/25/23		134,000	133,047
4.100%, 5/22/23		112,000	110,704
Nomura Holdings, Inc.
4.125%, 1/19/16		45,000	47,329
2.000%, 9/13/16		45,000	45,559
6.700%, 3/4/20		67,000	78,088
Northern Trust Corp.
3.450%, 11/4/20		67,000	70,316
Raymond James Financial, Inc.
8.600%, 8/15/19		45,000	56,555
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		428,995	452,363

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
TD Ameritrade Holding Corp.
5.600%, 12/1/19		$45,000	$51,860
UBS AG/Connecticut
5.875%, 7/15/16		112,000	123,481
4.875%, 8/4/20		98,000	107,676
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)		100,000	106,750

			9,995,961

Consumer Finance (2.1%)
Ally Financial, Inc.
3.125%, 1/15/16		500,000	511,210
2.750%, 1/30/17		400,000	404,000
8.000%, 3/15/20		400,000	482,000
8.000%, 11/1/31		412,000	502,640
American Express Co.
6.150%, 8/28/17		112,000	128,902
7.000%, 3/19/18		1,012,000	1,203,288
8.125%, 5/20/19		67,000	85,134
2.650%, 12/2/22		67,000	63,855
6.800%, 9/1/66(l)		67,000	73,365
American Express Credit Corp.
1.750%, 6/12/15		52,000	52,733
2.750%, 9/15/15		112,000	115,424
2.800%, 9/19/16		112,000	116,853
Capital One Financial Corp.
6.150%, 9/1/16		45,000	50,338
6.750%, 9/15/17		89,000	103,454
Caterpillar Financial Services Corp.
2.750%, 6/24/15		45,000	46,260
0.700%, 2/26/16		67,000	66,988
2.050%, 8/1/16		89,000	91,359
7.150%, 2/15/19		179,000	218,582
Discover Financial Services
5.200%, 4/27/22		45,000	48,262
Ford Motor Credit Co. LLC
3.875%, 1/15/15		300,000	307,346
2.750%, 5/15/15		224,000	228,764
3.984%, 6/15/16		134,000	141,967
8.000%, 12/15/16		112,000	131,122
3.000%, 6/12/17		224,000	232,156
2.375%, 1/16/18		1,118,000	1,126,211
5.875%, 8/2/21		224,000	257,365
HSBC Finance Corp.
5.000%, 6/30/15		179,000	187,971
6.676%, 1/15/21		134,000	156,703
HSBC USA, Inc.
1.625%, 1/16/18		150,000	148,924
John Deere Capital Corp.
2.800%, 9/18/17		224,000	234,724
1.300%, 3/12/18		67,000	65,946
2.800%, 3/4/21		100,000	99,009
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§		324,000	343,440
PACCAR Financial Corp.
1.150%, 8/16/16		100,000	100,312
SLM Corp.
6.000%, 1/25/17		1,000,000	1,090,000
Toyota Motor Credit Corp.
3.200%, 6/17/15		89,000	91,950
2.800%, 1/11/16		45,000	46,703
2.000%, 9/15/16		45,000	46,147
1.750%, 5/22/17		134,000	135,961
2.000%, 10/24/18		200,000	199,801
3.400%, 9/15/21		134,000	136,971
2.625%, 1/10/23		67,000	63,147

			9,937,287

Diversified Financial Services (3.3%)
Alphabet Holding Co., Inc.
8.500%, 11/1/17 PIK		492,000	507,941
Bank of America Corp.
5.450%, 7/15/14		894,000	906,713
0.699%, 1/15/15(l)		447,000	447,869
4.500%, 4/1/15		145,000	150,421
1.250%, 1/11/16		45,000	45,238
6.500%, 8/1/16		225,000	251,873
5.625%, 10/14/16		360,000	397,837
2.000%, 1/11/18		67,000	66,759
6.875%, 4/25/18		671,000	789,746
2.600%, 1/15/19		250,000	250,628
7.625%, 6/1/19		90,000	110,579
5.000%, 5/13/21		225,000	248,083
3.300%, 1/11/23		134,000	128,898
Berkshire Hathaway, Inc.
3.000%, 2/11/23		112,000	110,371
Boeing Capital Corp.
2.125%, 8/15/16		45,000	46,423
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		134,000	150,001
Delos Finance Sarl
3.500%, 2/27/21		600,000	599,893
General Electric Capital Corp.
3.500%, 6/29/15		335,000	347,400
5.400%, 2/15/17		358,000	399,034
1.625%, 4/2/18		67,000	66,714
6.000%, 8/7/19		447,000	526,076
5.300%, 2/11/21		112,000	125,480
4.650%, 10/17/21		134,000	146,940
3.150%, 9/7/22		134,000	131,629
3.100%, 1/9/23		112,000	109,058
ING US, Inc.
5.500%, 7/15/22		22,000	24,682
Jefferies LoanCore LLC/JLC Finance Corp.
6.875%, 6/1/20§		600,000	610,125
JPMorgan Chase & Co.
3.700%, 1/20/15		447,000	458,270
1.100%, 10/15/15		150,000	150,679
3.450%, 3/1/16		224,000	234,531
3.150%, 7/5/16		581,000	608,017
1.350%, 2/15/17		300,000	299,703
2.000%, 8/15/17		112,000	113,397
6.000%, 1/15/18		335,000	384,791
6.300%, 4/23/19		313,000	367,523
4.400%, 7/22/20		247,000	267,430
4.250%, 10/15/20		112,000	120,198
4.350%, 8/15/21		134,000	143,656
3.250%, 9/23/22		156,000	153,655
3.200%, 1/25/23		67,000	64,960
3.375%, 5/1/23		75,000	71,008
JPMorgan Chase Bank N.A.
0.997%, 5/31/17(l)	EUR	400,000	546,156
6.000%, 10/1/17		$268,000	305,427
NASDAQ OMX Group, Inc.
5.250%, 1/16/18		45,000	49,412
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		89,000	91,806

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	$134,000	$139,937
5.450%, 2/1/18	112,000	127,448
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, 7/1/21	725,000	685,632
Opal Acquisition, Inc.
8.875%, 12/15/21§	1,150,000	1,155,750
ORIX Corp.
4.710%, 4/27/15	179,000	186,794
Private Export Funding Corp.
4.550%, 5/15/15	67,000	70,194
4.950%, 11/15/15	45,000	48,313
1.375%, 2/15/17	22,000	22,251
2.050%, 11/15/22	56,000	52,033
Shell International Finance B.V.
0.900%, 11/15/16	100,000	100,202
4.300%, 9/22/19	156,000	171,807
4.375%, 3/25/20	89,000	97,605
2.375%, 8/21/22	78,000	73,499
3.400%, 8/12/23	150,000	150,395
Waha Aerospace B.V.
3.925%, 7/28/20§	109,200	115,370
XTRA Finance Corp.
5.150%, 4/1/17	45,000	49,476

		15,373,736

Insurance (1.2%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	89,000	91,587
5.800%, 3/15/18	45,000	51,436
5.900%, 6/15/19	45,000	52,597
Aegon N.V.
4.625%, 12/1/15	89,000	94,486
Aflac, Inc.
3.625%, 6/15/23	150,000	151,387
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	45,000	51,011
Allstate Corp.
7.450%, 5/16/19	45,000	55,827
American Financial Group, Inc./Ohio
9.875%, 6/15/19	45,000	58,128
American International Group, Inc.
5.450%, 5/18/17	134,000	150,043
8.250%, 8/15/18	224,000	280,007
6.400%, 12/15/20	45,000	53,527
4.875%, 6/1/22	112,000	122,954
Aon Corp.
3.500%, 9/30/15	45,000	46,683
5.000%, 9/30/20	45,000	49,935
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20§	592,000	627,520
Axis Specialty Finance LLC
5.875%, 6/1/20	89,000	100,726
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	67,000	67,736
4.250%, 1/15/21	112,000	122,690
Chubb Corp.
5.750%, 5/15/18	45,000	51,481
6.375%, 3/29/67(l)	45,000	49,950
CNA Financial Corp.
5.875%, 8/15/20	89,000	102,495
Genworth Holdings, Inc.
7.700%, 6/15/20	45,000	54,972
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	45,000	49,957
5.500%, 3/30/20	45,000	50,880
Hockey Merger Sub 2, Inc.
7.875%, 10/1/21§	550,000	586,438
Lincoln National Corp.
6.250%, 2/15/20	45,000	52,337
7.000%, 5/17/66(l)	45,000	45,956
6.050%, 4/20/67(l)	45,000	44,606
Loews Corp.
2.625%, 5/15/23	67,000	61,487
Markel Corp.
7.125%, 9/30/19	45,000	53,383
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	45,000	49,296
MetLife, Inc.
6.750%, 6/1/16	112,000	125,583
4.368%, 9/15/23	100,000	106,458
Onex USI Acquisition Corp.
7.750%, 1/15/21§	469,000	487,760
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	67,000	75,401
Patriot Merger Corp.
9.000%, 7/15/21§	380,000	406,600
Principal Financial Group, Inc.
8.875%, 5/15/19	89,000	113,860
Protective Life Corp.
7.375%, 10/15/19	67,000	81,323
Prudential Financial, Inc.
4.750%, 6/13/15	67,000	70,210
6.000%, 12/1/17	112,000	128,478
7.375%, 6/15/19	60,000	73,789
Reinsurance Group of America, Inc.
6.450%, 11/15/19	45,000	52,804
Torchmark Corp.
9.250%, 6/15/19	45,000	57,280
Travelers Cos., Inc.
5.500%, 12/1/15	45,000	48,575
5.800%, 5/15/18	45,000	51,806
Unum Group
5.625%, 9/15/20	45,000	50,503
W.R. Berkley Corp.
5.375%, 9/15/20	45,000	50,021

		5,461,969

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp.
4.625%, 4/1/15	56,000	58,076
4.500%, 1/15/18	45,000	48,581
5.050%, 9/1/20	45,000	48,536
ARC Properties Operating Partnership LP/Clark Acquisition LLC
4.600%, 2/6/24§	50,000	49,826
AvalonBay Communities, Inc.
5.700%, 3/15/17	45,000	50,020
4.200%, 12/15/23	100,000	102,834
Boston Properties LP
5.000%, 6/1/15	45,000	47,175
3.700%, 11/15/18	89,000	94,362
5.625%, 11/15/20	45,000	51,227
Brandywine Operating Partnership LP
4.950%, 4/15/18	45,000	48,168
Camden Property Trust
4.625%, 6/15/21	45,000	47,893

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.950%, 12/15/22	$67,000	$62,823
CommonWealth REIT
6.650%, 1/15/18	45,000	49,094
DDR Corp.
3.375%, 5/15/23	100,000	94,589
Digital Realty Trust LP
4.500%, 7/15/15	45,000	46,685
Duke Realty LP
6.750%, 3/15/20	45,000	52,392
ERP Operating LP
4.750%, 7/15/20	89,000	96,919
HCP, Inc.
5.625%, 5/1/17	45,000	50,310
3.150%, 8/1/22	45,000	42,942
4.250%, 11/15/23	140,000	142,742
Health Care REIT, Inc.
6.200%, 6/1/16	45,000	49,805
4.700%, 9/15/17	45,000	49,186
6.125%, 4/15/20	45,000	51,412
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	67,000	75,368
Hospitality Properties Trust
5.625%, 3/15/17	45,000	49,203
Host Hotels & Resorts LP
4.750%, 3/1/23	45,000	46,800
Kilroy Realty LP
5.000%, 11/3/15	45,000	47,764
3.800%, 1/15/23	67,000	65,136
Kimco Realty Corp.
6.875%, 10/1/19	45,000	53,174
Liberty Property LP
4.750%, 10/1/20	67,000	71,304
Mack-Cali Realty LP
2.500%, 12/15/17	45,000	45,233
3.150%, 5/15/23	67,000	59,675
Prologis LP
6.625%, 5/15/18	79,000	91,510
4.250%, 8/15/23	100,000	101,871
Realty Income Corp.
5.750%, 1/15/21	89,000	99,729
Sabra Health Care LP/Sabra Capital Corp.
5.500%, 2/1/21	500,000	522,500
Senior Housing Properties Trust
4.300%, 1/15/16	45,000	46,800
Simon Property Group LP
5.100%, 6/15/15	89,000	93,700
5.250%, 12/1/16	89,000	98,720
6.125%, 5/30/18	134,000	155,245
5.650%, 2/1/20	45,000	52,137
UDR, Inc.
4.250%, 6/1/18	67,000	71,521
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	45,000	46,678
2.000%, 2/15/18	45,000	44,870
4.250%, 3/1/22	45,000	46,625
Vornado Realty LP
4.250%, 4/1/15	45,000	46,196
Washington Real Estate Investment Trust
3.950%, 10/15/22	67,000	65,365
Weingarten Realty Investors
3.375%, 10/15/22	112,000	106,018

		3,638,739

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	45,000	47,641
Provident Funding Associates LP/PFG Finance Corp.
6.750%, 6/15/21§	550,000	550,000
Santander Bank N.A.
8.750%, 5/30/18	100,000	118,440

		716,081

Total Financials		64,662,445

Health Care (4.6%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	58,000	59,504
5.850%, 6/1/17	89,000	101,146
4.100%, 6/15/21	89,000	94,635
Celgene Corp.
2.300%, 8/15/18	57,000	57,028
3.250%, 8/15/22	67,000	65,123
Genentech, Inc.
4.750%, 7/15/15	89,000	93,716
Gilead Sciences, Inc.
2.050%, 4/1/19	150,000	148,626

		619,778

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
4.125%, 5/27/20	34,000	36,728
Angiotech Pharmaceuticals, Inc.
7.250%, 7/30/18	341,250	339,544
Baxter International, Inc.
4.250%, 3/15/20	67,000	72,306
2.400%, 8/15/22	45,000	41,650
Becton Dickinson and Co.
5.000%, 5/15/19	89,000	99,485
BioMed Realty LP
6.125%, 4/15/20	45,000	49,818
Boston Scientific Corp.
6.400%, 6/15/16	45,000	49,900
6.000%, 1/15/20	45,000	51,711
C.R. Bard, Inc.
2.875%, 1/15/16	45,000	46,862
CareFusion Corp.
6.375%, 8/1/19	45,000	51,251
Covidien International Finance S.A.
2.800%, 6/15/15	45,000	46,104
6.000%, 10/15/17	45,000	51,639
DENTSPLY International, Inc.
4.125%, 8/15/21	45,000	46,158
Medtronic, Inc.
4.750%, 9/15/15	45,000	47,782
2.750%, 4/1/23	175,000	166,807
Physio-Control International, Inc.
9.875%, 1/15/19§	456,000	511,005
St. Jude Medical, Inc.
3.250%, 4/15/23	67,000	64,738
Stryker Corp.
2.000%, 9/30/16	67,000	68,932
Zimmer Holdings, Inc.
3.375%, 11/30/21	45,000	45,519

		1,887,939

Health Care Providers & Services (2.6%)
Aetna, Inc.
6.500%, 9/15/18	89,000	104,749

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.950%, 9/1/20	$45,000	$47,728
AmerisourceBergen Corp.
4.875%, 11/15/19	67,000	74,922
Cardinal Health, Inc.
5.800%, 10/15/16	89,000	99,593
CHS/Community Health Systems, Inc.
6.875%, 2/1/22§	600,000	629,250
Cigna Corp.
5.125%, 6/15/20	58,000	64,391
4.375%, 12/15/20	45,000	47,799
Coventry Health Care, Inc.
5.450%, 6/15/21	54,000	61,155
Envision Pharmaceutical Services, Inc.
5.750%, 9/3/20	149,625	150,311
9.750%, 9/3/21	450,000	452,250
Express Scripts Holding Co.
3.125%, 5/15/16	112,000	116,820
4.750%, 11/15/21	45,000	48,829
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	447,000	503,724
HCA, Inc.
7.250%, 9/15/20	224,000	242,480
5.000%, 3/15/24	650,000	650,845
Term Loan
2.655%, 3/15/14	431,250	430,927
Humana, Inc.
7.200%, 6/15/18	67,000	79,724
Laboratory Corp. of America Holdings
2.200%, 8/23/17	30,000	30,396
4.625%, 11/15/20	45,000	48,122
3.750%, 8/23/22	25,000	24,777
Mallinckrodt International Finance S.A.
4.750%, 4/15/23§	500,000	476,250
McKesson Corp.
1.400%, 3/15/18	45,000	43,903
2.284%, 3/15/19	150,000	149,062
4.750%, 3/1/21	45,000	48,924
2.850%, 3/15/23	89,000	83,522
3.796%, 3/15/24	200,000	199,769
Medco Health Solutions, Inc.
2.750%, 9/15/15	67,000	68,729
7.125%, 3/15/18	89,000	105,158
4.125%, 9/15/20	67,000	70,207
MedImpact Holdings, Inc.
10.500%, 2/1/18§	541,000	588,337
MPH Acquisition Holdings LLC
6.625%, 4/1/22§	450,000	460,125
Prospect Medical Holdings, Inc.
8.375%, 5/1/19§	300,000	328,500
Quest Diagnostics, Inc.
6.400%, 7/1/17	67,000	76,140
4.700%, 4/1/21	45,000	47,671
RegionalCare Hospital Partners
7.000%, 11/2/18	691,523	684,607
Res-Care, Inc.
10.750%, 1/15/19	536,000	596,300
Select Medical Corp.
6.375%, 6/1/21	514,000	521,067
Surgical Center Holdings, Inc.
9.750%, 4/11/20	400,000	396,000
Tenet Healthcare Corp.
5.000%, 3/1/19§	375,000	375,938
8.125%, 4/1/22	625,000	700,187
Truven Health Analytics, Inc.
10.625%, 6/1/20	585,000	663,975
U.S. Renal Care, Inc.
10.250%, 12/27/19	700,000	712,250
UnitedHealth Group, Inc.
5.375%, 3/15/16	89,000	97,023
6.000%, 2/15/18	67,000	77,218
4.700%, 2/15/21	45,000	49,358
2.875%, 3/15/23	100,000	94,916
WellCare Health Plans, Inc.
5.750%, 11/15/20	175,000	183,641
WellPoint, Inc.
5.250%, 1/15/16	134,000	144,168
4.350%, 8/15/20	89,000	94,478
3.300%, 1/15/23	67,000	64,532

		12,110,747

Health Care Technology (0.1%)
Emdeon, Inc.
11.000%, 12/31/19	369,000	427,597

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	45,000	49,209
Life Technologies Corp.
6.000%, 3/1/20	45,000	51,762
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	134,000	139,770
2.400%, 2/1/19	100,000	99,876
4.700%, 5/1/20	45,000	48,946

		389,563

Pharmaceuticals (1.3%)
AbbVie, Inc.
1.200%, 11/6/15	179,000	180,397
2.900%, 11/6/22	134,000	128,553
Actavis, Inc.
6.125%, 8/15/19	45,000	52,089
3.250%, 10/1/22	112,000	107,572
Allergan, Inc.
1.350%, 3/15/18	22,000	21,504
2.800%, 3/15/23	22,000	20,854
AstraZeneca plc
5.900%, 9/15/17	112,000	128,559
Capsugel S.A.
7.000%, 5/15/19 PIK§	375,000	388,125
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18	525,000	533,531
Eli Lilly and Co.
5.200%, 3/15/17	45,000	50,406
GlaxoSmithKline Capital plc
1.500%, 5/8/17	112,000	112,838
2.850%, 5/8/22	134,000	130,736
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	134,000	153,876
JLL/Delta Dutch Newco B.V.
7.500%, 2/1/22§	800,000	826,000
Johnson & Johnson
5.550%, 8/15/17	45,000	51,218
5.150%, 7/15/18	89,000	101,704
3.550%, 5/15/21	45,000	48,165
Merck & Co., Inc.
6.000%, 9/15/17	45,000	51,804
1.300%, 5/18/18	75,000	73,519
5.000%, 6/30/19	89,000	100,737
2.400%, 9/15/22	89,000	83,310

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
2.800%, 5/18/23		$89,000	$85,006
Mylan, Inc.
1.350%, 11/29/16		150,000	150,310
Novartis Capital Corp.
2.900%, 4/24/15		45,000	46,216
4.400%, 4/24/20		45,000	49,422
2.400%, 9/21/22		89,000	83,899
Novartis Securities Investment Ltd.
5.125%, 2/10/19		134,000	152,063
Patheon, Inc.
0.000%, 1/9/21		200,000	198,792
Perrigo Co. plc
4.000%, 11/15/23§		200,000	198,851
Pfizer, Inc.
6.200%, 3/15/19		179,000	212,137
Pinnacle Merger Sub, Inc.
9.500%, 10/1/23§		550,000	605,687
Sanofi S.A.
2.625%, 3/29/16		67,000	69,627
1.250%, 4/10/18		67,000	65,448
4.000%, 3/29/21		112,000	120,227
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15		89,000	91,397
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21		112,000	111,859
Valeant Pharmaceuticals International
6.375%, 10/15/20§		402,000	434,160
Zoetis, Inc.
1.875%, 2/1/18		45,000	44,692

			6,065,290

Total Health Care			21,500,914

Industrials (3.2%)
Aerospace & Defense (0.4%)
Boeing Co.
6.000%, 3/15/19		89,000	104,646
GenCorp, Inc.
7.125%, 3/15/21		335,000	363,056
General Dynamics Corp.
1.000%, 11/15/17		112,000	109,890
Honeywell International, Inc.
5.300%, 3/1/18		112,000	126,925
L-3 Communications Corp.
3.950%, 11/15/16		45,000	47,778
5.200%, 10/15/19		45,000	48,993
4.950%, 2/15/21		45,000	48,220
Northrop Grumman Corp.
3.250%, 8/1/23		100,000	95,981
Precision Castparts Corp.
1.250%, 1/15/18		67,000	65,905
Raytheon Co.
4.400%, 2/15/20		134,000	146,789
Rockwell Collins, Inc.
5.250%, 7/15/19		45,000	50,583
Textron, Inc.
5.600%, 12/1/17		45,000	49,855
5.950%, 9/21/21		45,000	51,014
United Technologies Corp.
4.875%, 5/1/15		67,000	70,212
1.800%, 6/1/17		22,000	22,361
6.125%, 2/1/19		112,000	132,224
4.500%, 4/15/20		45,000	49,322
3.100%, 6/1/22		112,000	111,549

			1,695,303

Air Freight & Logistics (0.0%)
FedEx Corp.
2.700%, 4/15/23		45,000	41,685
United Parcel Service, Inc.
5.125%, 4/1/19		45,000	50,924
3.125%, 1/15/21		112,000	115,267

			207,876

Airlines (0.4%)
American Airlines, Inc.
Series 2011-1 A
7.000%, 1/31/18§		934,930	985,182
Continental Airlines, Inc.
Series 2010-1 A
4.750%, 1/12/21		577,398	622,146
Delta Air Lines, Inc.
Series 2010-1 A
6.200%, 7/2/18		63,262	70,854
Series 2010-2 A
4.950%, 5/23/19		105,301	114,778
United Air Lines, Inc.
Series 2009-2 A
9.750%, 1/15/17		284,261	326,190

			2,119,150

Building Products (0.1%)
Owens Corning, Inc.
9.000%, 6/15/19		8,000	10,000
Reliance Intermediate Holdings LP
9.500%, 12/15/19§		285,000	310,650

			320,650

Commercial Services & Supplies (0.7%)
ADT Corp.
4.125%, 4/15/19		475,000	470,867
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16		45,000	48,245
4.750%, 5/1/19		45,000	50,166
Cornell University
5.450%, 2/1/19		89,000	101,417
EnergySolutions, Inc./EnergySolutions LLC
10.750%, 8/15/18		447,000	473,552
Jaguar Holding Co. I
10.125%, 10/15/17 PIK§		637,000	670,442
KP Germany Erste GmbH
11.625%, 7/15/17§	EUR	400,000	630,275
Pitney Bowes, Inc.
5.750%, 9/15/17		$14,000	15,699
6.250%, 3/15/19		45,000	50,717
Republic Services, Inc.
5.500%, 9/15/19		112,000	127,302
5.250%, 11/15/21		112,000	124,592
Southern Graphics, Inc.
8.375%, 10/15/20§		391,000	415,438
Waste Management, Inc.
6.100%, 3/15/18		45,000	52,009
7.375%, 3/11/19		67,000	81,215
4.750%, 6/30/20		45,000	48,782

			3,360,718

Construction & Engineering (0.3%)
ABB Finance USA, Inc.
1.625%, 5/8/17		45,000	45,323

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 5/8/22	$67,000	$65,066
Brand Energy & Infrastructure Services, Inc.
8.500%, 12/1/21§	675,000	713,391
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	400,000	427,000

		1,250,780

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	112,000	106,189
Emerson Electric Co.
4.875%, 10/15/19	89,000	100,045
2.625%, 2/15/23	45,000	43,046

		249,280

Industrial Conglomerates (0.2%)
Cooper U.S., Inc.
2.375%, 1/15/16	45,000	46,219
3.875%, 12/15/20	45,000	47,011
Danaher Corp.
5.625%, 1/15/18	89,000	101,455
3.900%, 6/23/21	45,000	47,505
GE Capital Trust I
6.375%, 11/15/67(l)	134,000	146,730
General Electric Co.
0.850%, 10/9/15	150,000	150,492
2.700%, 10/9/22	112,000	108,588
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	45,000	52,987
Koninklijke Philips N.V.
5.750%, 3/11/18	89,000	101,591
Pentair Finance S.A.
5.000%, 5/15/21	45,000	48,624
Tyco Electronics Group S.A.
6.550%, 10/1/17	45,000	51,882
Tyco International Finance S.A.
8.500%, 1/15/19	45,000	55,428

		958,512

Machinery (0.3%)
Caterpillar, Inc.
2.600%, 6/26/22	112,000	106,599
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/21§	600,000	607,500
Deere & Co.
2.600%, 6/8/22	112,000	107,103
Dover Corp.
5.450%, 3/15/18	67,000	74,690
Illinois Tool Works, Inc.
6.250%, 4/1/19	45,000	53,107
Kennametal, Inc.
3.875%, 2/15/22	53,000	51,779
Pall Corp.
5.000%, 6/15/20	45,000	49,043
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	380,000	416,575
Xylem, Inc.
3.550%, 9/20/16	67,000	70,680

		1,537,076

Marine (0.1%)
American Commercial Lines LLC
10.750%, 2/27/20	425,000	422,875

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	25,000	25,546
Verisk Analytics, Inc.
5.800%, 5/1/21	45,000	49,978

		75,524

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	89,000	98,213
3.850%, 9/1/23	150,000	152,310
Canadian National Railway Co.
5.550%, 3/1/19	156,000	179,443
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	24,203
CSX Corp.
7.900%, 5/1/17	112,000	132,262
7.375%, 2/1/19	89,000	108,337
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20	45,000	42,522
Norfolk Southern Corp.
7.700%, 5/15/17	89,000	105,456
5.750%, 4/1/18	45,000	51,350
2.903%, 2/15/23	67,000	63,964
Ryder System, Inc.
7.200%, 9/1/15	45,000	49,001
3.600%, 3/1/16	195,000	204,629

		1,211,690

Trading Companies & Distributors (0.4%)
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	187,719	194,759
GATX Corp.
3.500%, 7/15/16	67,000	70,446
4.850%, 6/1/21	45,000	48,886
SEI Holdings I, Inc.
0.000%, 3/24/22	425,000	425,000
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.
8.750%, 11/15/19§	575,000	590,812
United Rentals North America, Inc.
5.750%, 11/15/24	375,000	377,813

		1,707,716

Total Industrials		15,117,150

Information Technology (1.9%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	179,000	195,661
4.950%, 2/15/19	100,000	112,721
2.125%, 3/1/19	150,000	149,505
Harris Corp.
6.375%, 6/15/19	45,000	51,916
Juniper Networks, Inc.
4.500%, 3/15/24	50,000	50,764
Motorola Solutions, Inc.
6.000%, 11/15/17	45,000	51,332

		611,899

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.375%, 11/1/15	67,000	69,579
Avnet, Inc.
6.000%, 9/1/15	45,000	47,852
5.875%, 6/15/20	45,000	50,050

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Corning, Inc.
1.450%, 11/15/17		$45,000	$43,855
Ingram Micro, Inc.
5.000%, 8/10/22		45,000	45,800

			257,136

Internet Software & Services (0.2%)
Asurion LLC
8.750%, 2/19/21		675,000	695,531
eBay, Inc.
3.250%, 10/15/20		45,000	45,986
2.600%, 7/15/22		45,000	42,670
Google, Inc.
2.125%, 5/19/16		45,000	46,506
3.625%, 5/19/21		45,000	47,677

			878,370

IT Services (0.3%)
Computer Sciences Corp.
6.500%, 3/15/18		94,000	108,245
Fiserv, Inc.
3.125%, 10/1/15		89,000	91,728
6.800%, 11/20/17		45,000	51,602
International Business Machines Corp.
0.450%, 5/6/16		250,000	248,920
5.700%, 9/14/17		208,000	237,864
1.625%, 5/15/20		100,000	94,808
1.875%, 8/1/22		112,000	101,191
Leidos Holdings, Inc.
4.450%, 12/1/20		45,000	45,435
MasterCard, Inc.
3.375%, 4/1/24		35,000	34,915
Western Union Co.
5.930%, 10/1/16		112,000	124,009
Xerox Corp.
6.350%, 5/15/18		112,000	129,633
5.625%, 12/15/19		45,000	51,296

			1,319,646

Semiconductors & Semiconductor Equipment (0.1%)
Altera Corp.
4.100%, 11/15/23		100,000	100,373
Analog Devices, Inc.
3.000%, 4/15/16		45,000	46,707
Broadcom Corp.
2.500%, 8/15/22		45,000	41,451
Intel Corp.
1.950%, 10/1/16		45,000	46,289
1.350%, 12/15/17		89,000	88,360
3.300%, 10/1/21		114,000	116,201
2.700%, 12/15/22		112,000	107,117
KLA-Tencor Corp.
6.900%, 5/1/18		19,000	22,301
National Semiconductor Corp.
3.950%, 4/15/15		45,000	46,633
Texas Instruments, Inc.
2.375%, 5/16/16		45,000	46,604
1.650%, 8/3/19		45,000	43,551

			705,587

Software (0.8%)
Deltek, Inc.
10.000%, 10/10/19		700,000	711,375
Infor US, Inc.
10.000%, 4/1/19	EUR	525,000	811,866
ION Trading Technologies Ltd.
8.250%, 5/21/21		$1,050,000	1,059,188
Microsoft Corp.
4.200%, 6/1/19§		156,000	172,458
2.375%, 5/1/23		250,000	232,761
Nuance Communications, Inc.
5.375%, 8/15/20§		380,000	376,200
Oracle Corp.
5.250%, 1/15/16		201,000	217,632
5.750%, 4/15/18		246,000	284,382
2.500%, 10/15/22		112,000	105,568

			3,971,430

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
0.450%, 5/3/16		67,000	66,732
1.000%, 5/3/18		156,000	151,574
2.400%, 5/3/23		224,000	206,997
EMC Corp.
1.875%, 6/1/18		45,000	44,939
2.650%, 6/1/20		112,000	111,611
3.375%, 6/1/23		134,000	131,952
Hewlett-Packard Co.
5.500%, 3/1/18		89,000	100,394
3.750%, 12/1/20		112,000	113,686
4.375%, 9/15/21		134,000	139,527
4.650%, 12/9/21		112,000	117,990
Seagate HDD Cayman
3.750%, 11/15/18§		100,000	102,875

			1,288,277

Total Information Technology			9,032,345

Materials (1.7%)
Chemicals (0.6%)
Agrium, Inc.
3.150%, 10/1/22		45,000	42,802
Air Products and Chemicals, Inc.
4.375%, 8/21/19		45,000	49,193
Airgas, Inc.
3.250%, 10/1/15		45,000	46,519
Cabot Corp.
5.000%, 10/1/16		45,000	49,117
Dow Chemical Co.
2.500%, 2/15/16		45,000	46,332
8.550%, 5/15/19		112,000	143,473
4.125%, 11/15/21		45,000	47,043
3.000%, 11/15/22		112,000	106,424
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		45,000	50,115
3.625%, 1/15/21		89,000	92,868
2.800%, 2/15/23		112,000	106,287
Eastman Chemical Co.
2.400%, 6/1/17		67,000	68,420
5.500%, 11/15/19		45,000	50,952
Ecolab, Inc.
1.000%, 8/9/15		42,000	42,139
4.350%, 12/8/21		89,000	95,997
LYB International Finance B.V.
4.000%, 7/15/23		45,000	45,650
Methanex Corp.
3.250%, 12/15/19		27,000	26,972
Monsanto Co.
5.125%, 4/15/18		45,000	50,592
Orion Engineered Carbons Finance & Co. S.C.A.
10.000%, 8/1/19 PIK§		435,861	452,751

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Phibro Animal Health Corp.
9.250%, 7/1/18§		$235,000	$249,100
Potash Corp. of Saskatchewan, Inc.
6.500%, 5/15/19		45,000	53,134
PPG Industries, Inc.
1.900%, 1/15/16		67,000	68,101
6.650%, 3/15/18		67,000	77,683
Praxair, Inc.
4.500%, 8/15/19		45,000	49,737
3.000%, 9/1/21		45,000	45,054
2.200%, 8/15/22		45,000	41,432
2.700%, 2/21/23		67,000	63,803
RPM International, Inc.
6.125%, 10/15/19		45,000	50,766
TPC Group, Inc.
8.750%, 12/15/20§		302,000	329,935
Valspar Corp.
7.250%, 6/15/19		45,000	54,061

			2,696,452

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16		156,000	173,990

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19		67,000	79,688

Metals & Mining (1.0%)
Alcoa, Inc.
6.750%, 7/15/18		89,000	101,516
6.150%, 8/15/20		67,000	73,365
5.400%, 4/15/21		45,000	46,547
Aleris International, Inc.
7.875%, 11/1/20		481,000	495,430
Allegheny Technologies, Inc.
9.375%, 6/1/19		45,000	55,260
Barminco Finance Pty Ltd.
9.000%, 6/1/18§		335,000	308,200
Barrick Gold Corp.
6.950%, 4/1/19		45,000	52,674
4.100%, 5/1/23		45,000	42,364
Barrick North America Finance LLC
4.400%, 5/30/21		89,000	89,418
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		134,000	160,967
3.250%, 11/21/21		112,000	112,967
3.850%, 9/30/23		100,000	101,661
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21		89,000	91,536
Cliffs Natural Resources, Inc.
3.950%, 1/15/18		67,000	67,629
4.800%, 10/1/20		25,000	24,481
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18		200,000	199,631
3.550%, 3/1/22		112,000	107,065
3.875%, 3/15/23		112,000	106,898
Goldcorp, Inc.
3.700%, 3/15/23		45,000	42,552
Imperial Metals Corp.
7.000%, 3/15/19§		275,000	279,125
Newmont Mining Corp.
3.500%, 3/15/22		112,000	101,626
Nucor Corp.
5.750%, 12/1/17		45,000	50,995
5.850%, 6/1/18		45,000	51,422
Reliance Steel & Aluminum Co.
4.500%, 4/15/23		45,000	44,950
Rio Tinto Alcan, Inc.
5.000%, 6/1/15		179,000	187,396
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		156,000	202,590
4.125%, 5/20/21		112,000	117,304
Rio Tinto Finance USA plc
1.625%, 8/21/17		45,000	45,036
2.875%, 8/21/22		45,000	42,745
Southern Copper Corp.
5.375%, 4/16/20		60,000	64,787
SunCoke Energy, Inc.
7.625%, 8/1/19		550,000	589,875
Teck Resources Ltd.
4.500%, 1/15/21		45,000	46,242
3.750%, 2/1/23		89,000	83,588
Thompson Creek Metals Co., Inc.
12.500%, 5/1/19		399,000	428,925
Vale Overseas Ltd.
6.250%, 1/11/16		134,000	145,220
4.625%, 9/15/20		89,000	92,176

			4,854,163

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15		45,000	47,112
9.375%, 5/15/19		134,000	175,119
4.750%, 2/15/22		45,000	48,639

			270,870

Total Materials			8,075,163

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
2.500%, 8/15/15		224,000	229,492
5.625%, 6/15/16		89,000	98,081
1.700%, 6/1/17		224,000	225,410
5.500%, 2/1/18		134,000	151,516
4.450%, 5/15/21		224,000	241,393
British Telecommunications plc
1.625%, 6/28/16		250,000	253,400
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 9/1/23		350,000	346,500
CenturyLink, Inc.
5.800%, 3/15/22		250,000	255,625
Deutsche Telekom International Finance B.V.
6.000%, 7/8/19		100,000	117,175
Lynx I Corp.
6.000%, 4/15/21§	GBP	400,000	705,071
Orange S.A.
2.750%, 9/14/16		$45,000	46,727
5.375%, 7/8/19		89,000	100,481
Qwest Corp.
6.750%, 12/1/21		89,000	99,429
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		134,000	148,526
5.877%, 7/15/19		65,000	73,159
5.462%, 2/16/21		134,000	147,045
tw telecom holdings inc
6.375%, 9/1/23		275,000	293,563
Verizon Communications, Inc.
1.763%, 9/15/16(l)		200,000	207,012
2.500%, 9/15/16		337,000	348,419

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.984%, 9/14/18(l)	$100,000	$105,235
3.650%, 9/14/18	450,000	478,820
4.500%, 9/15/20	171,000	185,750
3.450%, 3/15/21	100,000	101,121
4.600%, 4/1/21	134,000	144,905
5.150%, 9/15/23	450,000	492,381

		5,596,236

Wireless Telecommunication Services (0.8%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	447,000	489,680
3.125%, 7/16/22	200,000	189,650
Digicel Group Ltd.
7.125%, 4/1/22§	325,000	328,250
Rogers Communications, Inc.
6.800%, 8/15/18	67,000	79,571
SoftBank Corp.
4.500%, 4/15/20§	1,000,000	992,500
Sprint Corp.
7.250%, 9/15/21§	425,000	463,250
7.125%, 6/15/24§	650,000	682,500
T-Mobile USA, Inc.
6.125%, 1/15/22	100,000	104,750
Vodafone Group plc
5.625%, 2/27/17	89,000	100,308
5.450%, 6/10/19	89,000	101,720
2.500%, 9/26/22	89,000	81,420
2.950%, 2/19/23	112,000	104,476

		3,718,075

Total Telecommunication Services		9,314,311

Utilities (1.6%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.
2.950%, 12/15/22	67,000	64,033
Commonwealth Edison Co.
4.000%, 8/1/20	72,000	76,415
Connecticut Light & Power Co.
5.650%, 5/1/18	45,000	51,562
Duke Energy Carolinas LLC
7.000%, 11/15/18	45,000	54,888
4.300%, 6/15/20	112,000	121,875
Duke Energy Corp.
3.350%, 4/1/15	45,000	46,255
3.050%, 8/15/22	45,000	43,637
Duke Energy Florida, Inc.
4.550%, 4/1/20	11,000	11,975
Duke Energy Progress, Inc.
5.300%, 1/15/19	89,000	101,242
Entergy Arkansas, Inc.
3.750%, 2/15/21	89,000	92,813
Entergy Corp.
5.125%, 9/15/20	45,000	48,433
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	54,836
Exelon Corp.
4.900%, 6/15/15	89,000	93,069
Georgia Power Co.
2.850%, 5/15/22	112,000	108,994
Hydro-Quebec
2.000%, 6/30/16	156,000	159,525
Jersey Central Power & Light Co.
7.350%, 2/1/19	45,000	54,139
Kansas City Power & Light Co.
5.850%, 6/15/17	45,000	48,412
6.375%, 3/1/18	45,000	50,551
Korea Electric Power Corp.
3.000%, 10/5/15§	894,000	917,159
LG&E and KU Energy LLC
2.125%, 11/15/15	45,000	45,745
3.750%, 11/15/20	67,000	68,574
Nevada Power Co.
6.500%, 8/1/18	89,000	104,764
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	67,000	67,537
7.875%, 12/15/15	45,000	50,227
6.000%, 3/1/19	45,000	51,909
Northeast Utilities
4.500%, 11/15/19	67,000	73,715
Northern States Power Co.
1.950%, 8/15/15	45,000	45,704
Ohio Power Co.
6.050%, 5/1/18	89,000	102,681
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	89,000	104,996
Pacific Gas & Electric Co.
3.500%, 10/1/20	112,000	115,175
3.750%, 2/15/24	100,000	99,627
PECO Energy Co.
5.350%, 3/1/18	45,000	50,635
Progress Energy, Inc.
5.625%, 1/15/16	45,000	48,779
7.050%, 3/15/19	45,000	54,287
3.150%, 4/1/22	112,000	109,679
Public Service Co. of Colorado
3.200%, 11/15/20	67,000	69,177
Public Service Co. of Oklahoma
4.400%, 2/1/21	45,000	47,827
Public Service Electric & Gas Co.
3.500%, 8/15/20	45,000	46,559
Sierra Pacific Power Co.
6.000%, 5/15/16	45,000	49,713
Southern California Edison Co.
3.875%, 6/1/21	45,000	47,677
3.500%, 10/1/23	200,000	201,802
Southern Co.
2.450%, 9/1/18	90,000	91,838
Southwestern Electric Power Co.
5.550%, 1/15/17	54,000	59,668
Tampa Electric Co.
6.100%, 5/15/18	45,000	52,338
Virginia Electric & Power Co.
5.400%, 1/15/16	45,000	48,810
5.000%, 6/30/19	74,000	83,837
2.750%, 3/15/23	67,000	63,799
Wisconsin Electric Power Co.
4.250%, 12/15/19	67,000	73,637
2.950%, 9/15/21	45,000	44,770
Wisconsin Power & Light Co.
5.000%, 7/15/19	22,000	25,010
Xcel Energy, Inc.
0.750%, 5/9/16	89,000	88,699
4.700%, 5/15/20	45,000	49,904

		4,538,912

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19		$45,000	$57,390
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		45,000	48,653
DCP Midstream Operating LP
3.875%, 3/15/23		45,000	43,694
LBC Tank Terminals Holding Netherlands B.V.
6.875%, 5/15/23§		224,000	239,120
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17		67,000	76,850
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%, 6/15/21		67,000	70,620
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17		257,000	273,062

			809,389

Independent Power and Renewable Electricity Producers (0.3%)
Constellation Energy Group, Inc.
5.150%, 12/1/20		45,000	48,907
Exelon Generation Co. LLC
6.200%, 10/1/17		45,000	50,908
NRG Energy, Inc.
7.625%, 1/15/18		224,000	251,440
PPL Energy Supply LLC
6.500%, 5/1/18		45,000	51,053
PSEG Power LLC
5.125%, 4/15/20		89,000	96,532
Tennessee Valley Authority
5.500%, 7/18/17		246,000	280,240
3.875%, 2/15/21		447,000	482,864

			1,261,944

Multi-Utilities (0.2%)
AGL Capital Corp.
3.500%, 9/15/21		112,000	114,698
CenterPoint Energy, Inc.
5.950%, 2/1/17		45,000	50,314
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19		45,000	53,771
Consumers Energy Co.
6.700%, 9/15/19		112,000	135,641
Dominion Resources, Inc.
5.150%, 7/15/15		89,000	93,895
8.875%, 1/15/19		89,000	112,901
DTE Energy Co.
6.350%, 6/1/16		45,000	50,262
MidAmerican Energy Holdings Co.
5.750%, 4/1/18		67,000	76,252
National Grid plc
6.300%, 8/1/16		45,000	50,224
NiSource Finance Corp.
6.400%, 3/15/18		45,000	52,233
5.450%, 9/15/20		45,000	50,750
SCANA Corp.
6.250%, 4/1/20		45,000	49,096
Sempra Energy
6.500%, 6/1/16		27,000	30,316
6.150%, 6/15/18		45,000	52,451
2.875%, 10/1/22		28,000	26,466
TECO Finance, Inc.
5.150%, 3/15/20		45,000	49,717

			1,048,987

Total Utilities			7,659,232

Total Corporate Bonds			179,946,905

Government Securities (62.6%)
Agency CMO (5.7%)
Federal Home Loan Mortgage Corp.
4.879% 5/19/17		$536,444	581,643
Federal National Mortgage Association
3.500% 4/25/44 TBA		26,000,000	26,156,406

			26,738,049

Foreign Governments (4.8%)
Australia Government Bond
5.500% 1/21/18	AUD	9,400,000	9,421,415
5.250% 3/15/19		1,100,000	1,103,414
Canadian Government Bond
0.875% 2/14/17		$135,000	134,724
Development Bank of Japan
5.125% 2/1/17		100,000	111,057
Eksportfinans ASA
3.000% 11/17/14		89,000	88,611
2.000% 9/15/15		179,000	176,651
2.375% 5/25/16		89,000	87,387
5.500% 5/25/16		545,000	573,612
5.500% 6/26/17		45,000	47,979
Export Development Canada
2.250% 5/28/15		200,000	204,442
1.250% 10/26/16		90,000	90,977
Export-Import Bank of Korea
4.125% 9/9/15		150,000	156,856
4.000% 1/29/21		268,000	281,224
4.375% 9/15/21		200,000	213,974
Federative Republic of Brazil
8.000% 1/15/18(b)		109,334	122,180
5.875% 1/15/19		134,000	150,944
8.875% 10/14/19		100,000	128,510
FMS Wertmanagement AoeR
1.125% 10/14/16		200,000	201,136
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37(m)	EUR	45,000	62,890
Japan Bank for International Cooperation
1.750% 11/13/18		$200,000	199,713
Japan Finance Corp.
2.500% 1/21/16		200,000	206,509
2.250% 7/13/16		224,000	232,437
Japan Finance Organization for Municipalities
5.000% 5/16/17		100,000	111,604
Korea Development Bank
3.250% 3/9/16		224,000	233,003
Korea Finance Corp.
4.625% 11/16/21		250,000	271,300
Province of British Columbia
2.850% 6/15/15		179,000	184,374
2.000% 10/23/22		67,000	62,027
Province of Manitoba
4.900% 12/6/16		179,000	197,459
Province of Nova Scotia
5.125% 1/26/17		112,000	124,222
Province of Ontario
1.875% 9/15/15		291,000	296,712

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
4.950% 11/28/16		$246,000	$271,545
1.100% 10/25/17		89,000	87,891
2.000% 1/30/19		100,000	99,697
1.650% 9/27/19		134,000	129,548
4.000% 10/7/19		168,000	182,629
2.450% 6/29/22		89,000	85,369
Province of Quebec
4.625% 5/14/18		89,000	99,789
3.500% 7/29/20		89,000	93,278
2.750% 8/25/21		100,000	97,744
2.625% 2/13/23		125,000	118,083
Republic of Colombia
2.625% 3/15/23		200,000	180,559
Republic of Italy
5.250% 9/20/16		282,000	304,547
Republic of Korea
5.750% 4/16/14		626,000	627,170
7.125% 4/16/19		965,000	1,185,897
Republic of Peru
8.375% 5/3/16		45,000	51,379
7.125% 3/30/19		45,000	54,353
Republic of Philippines
4.000% 1/15/21		335,000	352,484
Republic of Poland
6.375% 7/15/19		224,000	263,413
4.000% 1/22/24		250,000	251,137
Republic of Slovenia
4.700% 11/1/16§	EUR	300,000	439,882
Republic of South Africa
6.875% 5/27/19		$112,000	129,360
5.500% 3/9/20		112,000	121,240
Republic of Turkey
7.500% 7/14/17		492,000	554,730
3.250% 3/23/23		335,000	292,706
State of Israel
5.500% 11/9/16		45,000	49,792
5.125% 3/26/19		89,000	100,459
Svensk Exportkredit AB
0.625% 5/31/16		250,000	249,875
5.125% 3/1/17		89,000	99,229
United Kingdom Gilt
1.750% 9/7/22(m)	GBP	1,074	1,676
United Mexican States
5.625% 1/15/17		$156,000	173,655
3.625% 3/15/22		570,000	571,971

			22,798,430

Municipal Bonds (1.3%)
Board of Regents of the University of Texas System, Revenue Bonds, Series 2009B
6.276% 8/15/41		1,296,000	1,427,933
City of New York, General Obligation Bonds, Series 2010H-1
6.246% 6/1/35		535,000	591,624
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718% 4/1/19		445,000	492,673
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40		225,000	240,991
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995% 7/1/20		110,000	109,358
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series 2010A-2
5.854% 1/15/30		670,000	738,413
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39		445,000	492,228
New York & New Jersey Port Authority, Revenue Bonds, Series 2010
5.647% 11/1/40		315,000	362,392
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40		445,000	512,573
State of California, Various Purposes, General Obligation Bonds
3.950% 11/1/15		180,000	189,396
State of Illinois, General Obligation Bonds, Series 2011
5.665% 3/1/18		225,000	248,893
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds, Series 2010B
5.028% 4/1/26		805,000	913,498

			6,319,972

Supranational (1.8%)
African Development Bank
2.500% 3/15/16		67,000	69,494
0.750% 10/18/16		250,000	249,294
Asian Development Bank
0.500% 8/17/15		112,000	112,121
2.500% 3/15/16		112,000	116,214
0.500% 6/20/16		112,000	111,569
5.500% 6/27/16		112,000	123,872
1.750% 9/11/18		100,000	100,269
1.875% 10/23/18		112,000	112,694
1.750% 3/21/19		45,000	44,674
1.375% 3/23/20		67,000	63,455
Corp. Andina de Fomento
3.750% 1/15/16		112,000	116,508
8.125% 6/4/19		112,000	139,440
Council of Europe Development Bank
2.625% 2/16/16		179,000	185,808
1.500% 6/19/17		89,000	89,784
European Bank for Reconstruction & Development
1.625% 9/3/15		112,000	113,939
1.375% 10/20/16		112,000	113,484
0.750% 9/1/17		112,000	110,219
1.625% 4/10/18		100,000	99,784
1.000% 6/15/18		67,000	65,425
1.625% 11/15/18		100,000	99,366
European Investment Bank
4.875% 2/16/16		492,000	531,429
0.625% 4/15/16		250,000	250,046
2.125% 7/15/16		447,000	460,992
0.500% 8/15/16		335,000	332,864
4.875% 1/17/17		246,000	272,354
0.875% 4/18/17		200,000	200,099
1.000% 12/15/17		89,000	87,648
1.000% 6/15/18		224,000	218,063
1.875% 3/15/19		150,000	149,294
2.875% 9/15/20		224,000	229,551
4.000% 2/16/21		89,000	96,960
2.500% 4/15/21		300,000	298,164
3.250% 1/29/24		100,000	101,827

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Inter-American Development Bank
5.125% 9/13/16	$125,000	$138,024
1.375% 10/18/16	112,000	113,470
0.875% 11/15/16	200,000	199,993
4.250% 9/10/18	224,000	248,267
3.875% 2/14/20	224,000	244,398
2.125% 11/9/20	100,000	97,868
International Bank for Reconstruction & Development
2.375% 5/26/15	224,000	229,122
2.125% 3/15/16	200,000	206,307
0.500% 4/15/16	179,000	178,870
0.875% 4/17/17	224,000	222,983
1.875% 3/15/19	200,000	200,652
2.125% 11/1/20	150,000	147,767
2.125% 2/13/23	100,000	96,094
International Finance Corp.
2.250% 4/11/16	224,000	230,988
0.625% 11/15/16	250,000	248,376
2.125% 11/17/17	112,000	115,151
0.875% 6/15/18	112,000	108,822
Nordic Investment Bank
5.000% 2/1/17	112,000	124,626

		8,618,482

U.S. Government Agencies (3.8%)
Federal Farm Credit Bank
1.500% 11/16/15	447,000	455,498
0.450% 7/12/16	224,000	222,517
4.875% 1/17/17	313,000	347,785
Federal Home Loan Bank
1.630% 8/20/15	180,000	182,924
0.500% 11/20/15	110,000	110,308
5.375% 5/18/16	445,000	491,232
5.625% 6/13/16	514,000	569,786
4.750% 12/16/16	560,000	618,967
0.625% 12/28/16	500,000	497,945
1.000% 6/21/17	180,000	179,749
5.000% 11/17/17	560,000	634,448
1.875% 3/8/19	225,000	226,200
Federal Home Loan Mortgage Corp.
0.500% 8/28/15	134,000	134,418
1.750% 9/10/15	335,000	342,117
0.500% 9/25/15	268,000	268,285
4.750% 11/17/15	447,000	479,546
0.450% 11/24/15	335,000	334,242
0.500% 5/13/16	150,000	149,938
0.875% 2/22/17	160,000	159,768
5.000% 4/18/17	134,000	150,172
1.000% 6/29/17	224,000	223,401
5.500% 8/23/17	201,000	229,939
1.000% 9/29/17	335,000	332,736
0.750% 1/12/18	447,000	436,957
0.875% 3/7/18	447,000	437,641
2.000% 7/30/19	45,000	45,212
1.250% 8/1/19	224,000	215,460
1.250% 10/2/19	224,000	214,893
1.375% 5/1/20	350,000	333,603
2.375% 1/13/22	947,000	923,465
Federal National Mortgage Association
0.500% 7/2/15	447,000	448,559
2.375% 7/28/15	536,000	551,139
1.875% 9/9/15	112,000	114,565
0.480% 10/9/15	559,000	559,950
1.875% 10/15/15	45,000	46,081
0.375% 12/21/15	224,000	224,149
0.500% 1/29/16	335,000	335,035
0.500% 4/25/16	447,000	446,621
5.000% 2/13/17	447,000	498,722
5.000% 5/11/17	621,000	695,927
5.375% 6/12/17	648,000	735,485
0.950% 8/23/17	224,000	222,225
0.875% 8/28/17	447,000	442,639
1.000% 9/27/17	112,000	111,106
0.875% 10/26/17	224,000	221,158
0.900% 11/7/17	134,000	131,769
1.000% 12/28/17	447,000	439,473
0.875% 2/8/18	447,000	438,247
0.875% 5/21/18	500,000	487,199
1.250% 6/20/18	447,000	440,361
1.750% 1/30/19	89,000	89,084
1.700% 10/4/19	89,000	87,318
2.200% 10/25/22	34,000	31,888
2.500% 3/27/23	112,000	106,193

		17,854,045

U.S. Treasuries (45.2%)
U.S. Treasury Bonds
9.250% 2/15/16	1,341,100	1,562,381
7.500% 11/15/16	1,117,600	1,313,857
9.125% 5/15/18	375,500	492,547
8.875% 2/15/19	223,500	299,505
8.125% 8/15/19	773,400	1,024,513
8.750% 8/15/20	287,500	402,205
2.000% 1/15/26 TIPS	379,965	432,527
2.375% 1/15/27 TIPS	483,459	574,006
1.750% 1/15/28 TIPS	2,468,044	2,734,345
2.500% 1/15/29 TIPS	523,178	635,291
3.875% 4/15/29 TIPS	277,466	391,787
0.625% 2/15/43 TIPS	151,901	127,188
U.S. Treasury Notes
0.375% 4/15/15	244,100	244,672
0.125% 4/30/15	1,341,100	1,340,838
2.500% 4/30/15	773,300	792,772
0.250% 5/15/15	894,100	895,073
4.125% 5/15/15	894,100	933,671
0.250% 5/31/15	1,475,200	1,476,756
2.125% 5/31/15	983,500	1,005,854
0.375% 6/15/15	1,341,100	1,344,551
0.375% 6/30/15	1,452,900	1,456,703
1.875% 6/30/15	200	204
0.250% 7/15/15	2,235,200	2,237,208
0.250% 7/31/15	2,500,000	2,502,246
0.250% 8/15/15	782,300	782,934
4.250% 8/15/15	1,247,200	1,316,302
0.375% 8/31/15	1,800,000	1,804,430
1.250% 8/31/15	1,500,000	1,522,258
0.250% 9/15/15	894,100	894,449
0.250% 9/30/15	1,300,000	1,300,508
1.250% 9/30/15	2,883,400	2,927,186
0.250% 10/15/15	782,300	782,266
0.250% 10/31/15	850,000	849,801
1.250% 10/31/15	2,235,200	2,269,765
0.375% 11/15/15	1,788,100	1,790,815
0.250% 11/30/15	1,200,000	1,199,156
1.375% 11/30/15	143,400	145,945
0.250% 12/15/15	1,341,100	1,339,679
0.250% 12/31/15	2,000,000	1,997,314
0.375% 1/15/16	1,341,100	1,341,781

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
0.375% 1/31/16	$700,000	$700,226
0.375% 2/15/16	1,452,900	1,452,843
4.500% 2/15/16	894,100	963,114
0.250% 2/29/16	1,000,000	997,344
2.625% 2/29/16	1,788,100	1,864,094
0.375% 3/15/16	1,117,600	1,116,820
0.375% 3/31/16	1,800,000	1,798,031
2.375% 3/31/16	1,341,100	1,393,068
0.250% 4/15/16	4,341,100	4,323,083
0.250% 5/15/16	1,117,600	1,111,761
5.125% 5/15/16	1,497,600	1,644,084
0.500% 6/15/16	1,000,000	999,394
3.250% 6/30/16	1,341,100	1,422,155
0.625% 7/15/16	2,000,000	2,002,539
0.625% 8/15/16	2,000,000	2,000,684
1.000% 9/30/16	3,000,000	3,024,404
0.625% 10/15/16	2,000,000	1,996,719
3.125% 10/31/16	2,414,000	2,563,625
0.625% 11/15/16	2,000,000	1,994,473
0.625% 12/15/16	1,000,000	996,162
0.875% 12/31/16	1,788,100	1,792,291
3.250% 12/31/16	1,050,500	1,120,619
0.750% 1/15/17	250,000	249,629
3.125% 1/31/17	983,500	1,046,774
0.625% 2/15/17	600,000	596,180
4.625% 2/15/17	1,989,300	2,202,411
0.875% 2/28/17	1,564,600	1,564,753
3.000% 2/28/17	1,922,300	2,039,891
0.750% 3/15/17	1,000,000	996,250
1.000% 3/31/17	1,341,100	1,344,466
3.250% 3/31/17	1,072,900	1,147,437
3.125% 4/30/17	447,000	476,417
4.500% 5/15/17	894,100	990,932
2.750% 5/31/17	1,341,100	1,414,455
2.375% 7/31/17	1,341,100	1,397,848
4.750% 8/15/17	1,162,300	1,303,252
0.625% 8/31/17	1,341,100	1,318,312
1.875% 8/31/17	1,564,600	1,604,188
1.875% 9/30/17	1,430,500	1,465,368
0.750% 10/31/17	1,117,600	1,099,537
1.875% 10/31/17	894,100	915,309
0.625% 11/30/17	1,341,100	1,311,200
2.250% 11/30/17	514,100	532,671
0.750% 12/31/17	1,072,900	1,051,997
2.625% 1/31/18	1,117,600	1,173,109
3.500% 2/15/18	1,117,600	1,209,715
0.750% 2/28/18	1,117,600	1,091,843
2.625% 4/30/18	1,341,100	1,406,583
2.375% 5/31/18	1,041,100	1,080,934
1.375% 7/31/18	1,250,000	1,242,578
2.250% 7/31/18	894,100	922,303
4.000% 8/15/18	245,900	272,142
1.500% 8/31/18	13,394,100	13,369,771
1.375% 9/30/18	2,011,700	1,993,666
1.250% 10/31/18	2,000,000	1,968,047
3.750% 11/15/18	1,613,800	1,769,144
1.375% 12/31/18	1,438,100	1,419,674
1.500% 12/31/18(z)	2,700,000	2,679,698
1.500% 1/31/19	1,250,000	1,239,014
2.750% 2/15/19	1,803,400	1,893,235
1.500% 2/28/19	500,000	495,010
1.500% 3/31/19	1,455,700	1,438,868
1.250% 4/30/19	894,100	871,398
3.125% 5/15/19	2,525,800	2,694,244
1.000% 6/30/19	1,835,200	1,758,064
0.875% 7/31/19	670,600	636,690
3.625% 8/15/19	894,100	976,158
1.250% 10/31/19	447,000	431,006
1.125% 12/31/19	894,100	851,910
3.625% 2/15/20	2,682,200	2,926,898
1.250% 2/29/20	1,117,600	1,067,930
1.125% 3/31/20	1,117,600	1,058,206
3.500% 5/15/20	1,638,100	1,774,635
2.625% 8/15/20	1,275,200	1,311,364
2.125% 8/31/20	1,000,000	997,207
2.000% 9/30/20	1,900,000	1,877,512
1.750% 10/31/20	2,800,000	2,718,680
2.625% 11/15/20	1,932,200	1,982,033
2.000% 11/30/20	1,000,000	985,010
2.375% 12/31/20	4,600,000	4,635,892
2.125% 1/31/21(z)	4,400,000	4,356,988
3.625% 2/15/21	1,235,200	1,343,666
2.000% 2/28/21	5,000,000	4,905,322
2.250% 3/31/21	1,100,000	1,095,961
3.125% 5/15/21	1,900,200	2,001,464
2.125% 8/15/21	1,570,500	1,543,430
2.000% 11/15/21	2,101,100	2,038,724
2.000% 2/15/22	2,168,100	2,096,260
1.750% 5/15/22	894,100	843,693
1.625% 8/15/22	1,385,800	1,288,578
1.625% 11/15/22	1,930,200	1,786,189
2.000% 2/15/23	6,162,300	5,860,203
1.750% 5/15/23	1,430,500	1,325,210
2.500% 8/15/23	1,750,000	1,725,015
2.750% 11/15/23	1,950,000	1,958,817
2.750% 2/15/24(z)	3,100,000	3,107,205

		213,328,995

Total Government Securities		295,657,973

Total Long-Term Debt Securities (103.9%) (Cost $481,128,521)		490,504,432

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.1%)
Consumer Finance (0.1%)
GMAC Capital Trust I 8.125%(l)	4,000	109,200

Total Preferred Stocks (0.1%) (Cost $108,680)		109,200

COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp.(b)*†	1,166	15,304

Total Common Stocks (0.0%) (Cost $—)		15,304

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17(b)*†	1,803	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Warrants		Value (Note 1)
Total Energy			$—

Industrials (0.1%)
Marine (0.1%)
Horizon Lines, Inc., expiring 10/5/36(b)*†		13,766,769	407,496

Total Industrials			407,496

Total Warrants (0.1%) (Cost $1,349,731)			407,496

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.0%)
Federal Home Loan Bank
0.06%, 5/2/14 (p)		$2,000,000	1,999,889
U.S. Treasury Bills
0.03%, 4/24/14 (p)		300,000	299,993
0.06%, 5/8/14 (p)		1,800,000	1,799,935
0.06%, 8/21/14 (p)		100,000	99,976
United Mexican States Bills
0.00%, 6/12/14 (p)	MXN	37,339,000	284,083
0.00%, 6/26/14 (p)		40,700,000	309,258

Total Government Securities			4,793,134

Total Short-Term Investments (1.0%) (Cost $4,796,340)			4,793,134

	Number of Contracts		Value (Note 1)
OPTION PURCHASED:
Call Option Purchased (0.0%)
Eurodollar
December 2014 @ $99.75*		147	8,269

Total Options Purchased (0.0%) (Cost $13,103)			8,269

Total Investments Before Options Written (105.1%) (Cost $487,396,375)			495,837,835

	Number of Contracts		Value (Note 1)
OPTIONS WRITTEN:
Put Options Written (0.0%)
10 Year U.S. Treasury Notes
May 2014 @ $121.00*		(2)	(406)
May 2014 @ $126.00*		(2)	(313)
Eurodollar
December 2014 @ $99.00*		(147)	(3,675)

			(4,394)

Total Options Written (0.0%) (Premiums Received $17,869)			(4,394)

Total Investments after Options Written (105.1%) (Cost $487,378,506)			495,833,441
Other Assets Less Liabilities (-5.1%)			(23,849,878)

Net Assets (100%)			$471,983,563

*	Non-income producing.

†	Securities (totaling $3,331,659 or 0.7% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $52,268,479 or 11.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2014, the market value of these securities amounted to $621,951 or 0.1% of net assets.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

AUD	—	Australian Dollar

CMO	—	Collateralized Mortgage Obligation

EUR	—	European Currency Unit

GBP	—	British Pound

MXN	—	Mexican Peso

PIK	—	Payment-in Kind Security

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
3 Year Australia Bond	147	June-14	$14,807,691	$14,777,415	$(30,276)
Sales
10 Year Australia Bond	49	June-14	$5,234,293	$5,250,802	$(16,509)
10 Year U.S. Treasury Notes	27	June-14	3,355,591	3,334,500	21,091
Euro-Bund	18	June-14	3,549,478	3,555,494	(6,016)
U.S. Long Bond	28	June-14	3,699,444	3,730,125	(30,681)
U.S. Ultra Bond	1	June-14	141,093	144,469	(3,376)

					(35,491)

					$(65,767)

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	1,335	$1,839,163	$1,841,056	$(1,893)
Mexican Peso vs. U.S. Dollar, expiring 5/14/14	Barclays Bank plc	3,196	244,002	242,509	1,493

					$(400)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/2/14	Citibank N.A.	12,588	$11,324,807	$11,674,111	$(349,304)
Australian Dollar vs. U.S. Dollar, expiring 4/2/14	HSBC Bank plc	26	23,711	24,112	(401)
Australian Dollar vs. U.S. Dollar, expiring 5/2/14	Bank of America	12,614	11,611,881	11,674,193	(62,312)
British Pound vs. U.S. Dollar, expiring 5/7/14	JPMorgan Chase Bank	425	693,265	708,352	(15,087)
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Barclays Bank plc	1,289	1,788,157	1,775,791	12,366
European Union Euro vs. U.S. Dollar, expiring 4/2/14	JPMorgan Chase Bank	35	48,230	48,218	12
European Union Euro vs. U.S. Dollar, expiring 4/2/14	JPMorgan Chase Bank	11	15,175	15,154	21
European Union Euro vs. U.S. Dollar, expiring 5/2/14	Bank of America	24	32,930	33,062	(132)
European Union Euro vs. U.S. Dollar, expiring 5/2/14	Bank of America	1,335	1,840,965	1,839,049	1,916
European Union Euro vs. U.S. Dollar, expiring 5/28/14	JPMorgan Chase Bank	1,050	1,443,391	1,446,389	(2,998)
Mexican Peso vs. U.S. Dollar, expiring 6/12/14	Goldman Sachs Group, Inc.	3,937	300,069	299,905	164
Mexican Peso vs. U.S. Dollar, expiring 6/26/14	Morgan Stanley	6,906	525,204	525,449	(245)

					$(416,000)

					$(416,400)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Options Written:

Options written through the three months ended March 31, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2014	147	$15,876
Options Written	180	44,251
Options Terminated in Closing Purchase Transactions	(176)	(42,258)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2014	151	$17,869

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$5,268,640	$924,306	$6,192,946
Non-Agency CMO	—	8,706,608	—	8,706,608
Common Stocks
Energy	—	—	15,304	15,304
Corporate Bonds
Consumer Discretionary	—	13,197,377	1,984,553	15,181,930
Consumer Staples	—	12,626,179	—	12,626,179
Energy	—	16,777,236	—	16,777,236
Financials	—	64,662,445	—	64,662,445
Health Care	—	21,500,914	—	21,500,914
Industrials	—	15,117,150	—	15,117,150
Information Technology	—	9,032,345	—	9,032,345
Materials	—	8,075,163	—	8,075,163
Telecommunication Services	—	9,314,311	—	9,314,311
Utilities	—	7,659,232	—	7,659,232
Forward Currency Contracts	—	15,972	—	15,972
Futures	21,091	—	—	21,091
Government Securities
Agency CMO	—	26,738,049	—	26,738,049
Foreign Governments	—	22,798,430	—	22,798,430
Municipal Bonds	—	6,319,972	—	6,319,972
Supranational	—	8,618,482	—	8,618,482
U.S. Government Agencies	—	17,854,045	—	17,854,045
U.S. Treasuries	—	213,328,995	—	213,328,995
Options Purchased
Call Options Purchased	8,269	—	—	8,269
Preferred Stocks
Financials	109,200	—	—	109,200
Short-Term Investments	—	4,793,134	—	4,793,134
Warrants
Energy	—	—	—	—
Industrials	—	—	407,496	407,496

Total Assets	$138,560	$492,404,679	$3,331,659	$495,874,898

Liabilities:
Forward Currency Contracts	$—	$(432,372)	$—	$(432,372)
Futures	(86,858)	—	—	(86,858)
Options Written
Put Options Written	(4,394)	—	—	(4,394)

Total Liabilities	$(91,252)	$(432,372)	$—	$(523,624)

Total	$47,308	$491,972,307	$3,331,659	$495,351,274

There were no transfers between Levels 1, 2, or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$135,677,329
Long-term U.S. government debt securities	41,020,686

$176,698,015

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$134,233,340
Long-term U.S. government debt securities	44,266,537

$178,499,877

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,239,356
Aggregate gross unrealized depreciation	(5,870,886)

Net unrealized appreciation	$8,368,470

Federal income tax cost of investments	$487,469,365

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	6,987	$129,399
Cooper Tire & Rubber Co.	1,142	27,751
Dana Holding Corp.	1,989	46,284
Dorman Products, Inc.*	3,737	220,707
Drew Industries, Inc.	3,432	186,014
Fox Factory Holding Corp.*	108,589	2,052,332
Gentherm, Inc.*	40,939	1,421,402
Standard Motor Products, Inc.	2,126	76,047
Stoneridge, Inc.*	3,651	41,001
Tenneco, Inc.*	9,039	524,895
Tower International, Inc.*	874	23,790

		4,749,622

Automobiles (0.0%)
Winnebago Industries, Inc.*	4,199	115,011

Distributors (0.1%)
Core-Mark Holding Co., Inc.	244	17,714
Pool Corp.	6,915	424,028
Weyco Group, Inc.	2	54

		441,796

Diversified Consumer Services (0.6%)
2U, Inc.*	23,690	323,368
American Public Education, Inc.*	2,635	92,436
Ascent Capital Group, Inc., Class A*	281	21,230
Bright Horizons Family Solutions, Inc.*	1,778	69,538
Capella Education Co.	1,656	104,576
Carriage Services, Inc.	2,394	43,667
Education Management Corp.*	3,636	17,707
Grand Canyon Education, Inc.*	6,737	314,618
Hillenbrand, Inc.	8,109	262,164
Houghton Mifflin Harcourt Co.*	2,164	43,994
ITT Educational Services, Inc.*	3,497	100,294
JTH Holding, Inc., Class A*	598	16,589
K12, Inc.*	4,060	91,959
LifeLock, Inc.*	9,602	164,290
Lincoln Educational Services Corp.	1,082	4,079
Matthews International Corp., Class A	1,819	74,233
Sotheby's, Inc.	10,118	440,638
Steiner Leisure Ltd.*	679	31,404
Strayer Education, Inc.*	1,618	75,124

		2,291,908

Hotels, Restaurants & Leisure (5.7%)
BJ's Restaurants, Inc.*	146,713	4,798,982
Bloomin' Brands, Inc.*	8,287	199,717
Bob Evans Farms, Inc	377	18,861
Boyd Gaming Corp.*	10,423	137,584
Bravo Brio Restaurant Group, Inc.*	2,752	38,831
Buffalo Wild Wings, Inc.*	2,792	415,729
Caesars Entertainment Corp.*	5,391	102,483
Cheesecake Factory, Inc.	7,914	376,944
Churchill Downs, Inc.	2,059	187,987
Chuy’s Holdings, Inc.*	24,521	1,057,836
ClubCorp Holdings, Inc.	1,476	27,896
Cracker Barrel Old Country Store, Inc.	2,922	284,135
Del Frisco’s Restaurant Group, Inc.*	11,930	332,847
Denny’s Corp.*	10,604	68,184
Diamond Resorts International, Inc.*	1,335	22,628
DineEquity, Inc.	1,299	101,413
Diversified Restaurant Holdings, Inc.*	1,577	7,885
Einstein Noah Restaurant Group, Inc.	843	13,876
Fiesta Restaurant Group, Inc.*	157,326	7,172,492
Ignite Restaurant Group, Inc.*	1,093	15,379
Interval Leisure Group, Inc.	5,896	154,121
Intrawest Resorts Holdings, Inc.*	1,150	14,996
Jack in the Box, Inc.*	4,970	292,932
Jamba, Inc.*	2,512	30,131
Krispy Kreme Doughnuts, Inc.*	121,898	2,161,252
Life Time Fitness, Inc.*	3,396	163,348
Monarch Casino & Resort, Inc.*	690	12,786
Morgans Hotel Group Co.*	1,744	14,022
Multimedia Games Holding Co., Inc.*	4,324	125,569
Nathan’s Famous, Inc.*	383	18,763
Noodles & Co.*	17,102	675,016
Papa John’s International, Inc.	4,757	247,887
Pinnacle Entertainment, Inc.*	7,788	184,576
Popeyes Louisiana Kitchen, Inc.*	3,580	145,491
Potbelly Corp.*	143,490	2,564,166
Red Robin Gourmet Burgers, Inc.*	1,857	133,110
Ruth’s Hospitality Group, Inc.	5,359	64,790
Scientific Games Corp., Class A*	5,337	73,277
Sonic Corp.*	6,691	152,488
Texas Roadhouse, Inc.	9,225	240,588
Vail Resorts, Inc.	5,320	370,804

		23,221,802

Household Durables (1.3%)
Beazer Homes USA, Inc.*	2,151	43,192
Blyth, Inc.	1,476	15,837
Cavco Industries, Inc.*	936	73,429
Ethan Allen Interiors, Inc.	3,185	81,058
EveryWare Global, Inc.*	1,497	6,826
Hovnanian Enterprises, Inc., Class A*	12,050	56,997
Installed Building Products, Inc.*	706	9,849
iRobot Corp.*	56,421	2,316,082
KB Home	12,501	212,392
La-Z-Boy, Inc.	2,012	54,525
LGI Homes, Inc.*	759	13,093
Libbey, Inc.*	3,144	81,744
M.D.C. Holdings, Inc.	1,200	33,936
M/I Homes, Inc.*	1,038	23,272
Meritage Homes Corp.*	4,786	200,438
New Home Co., Inc.*	567	8,074
Ryland Group, Inc.	6,815	272,123
SodaStream International Ltd.*	31,469	1,387,783
TRI Pointe Homes, Inc.*	59	958
UCP, Inc., Class A*	336	5,060
Universal Electronics, Inc.*	215	8,254
WCI Communities, Inc.*	24,805	490,147
William Lyon Homes, Class A*	2,071	57,180

		5,452,249

Internet & Catalog Retail (3.2%)
1-800-FLOWERS.COM, Inc., Class A*	2,996	16,867
Blue Nile, Inc.*	83,405	2,902,494
Coupons.com, Inc.*	24,335	599,858
Groupon, Inc.*	302,427	2,371,028
HSN, Inc.	5,003	298,829
MakeMyTrip Ltd.*	69,974	1,894,896
Nutrisystem, Inc.	4,281	64,515
Ocado Group plc*	439,212	3,377,629
Orbitz Worldwide, Inc.*	3,462	27,142
Overstock.com, Inc.*	1,724	33,963
Peixe Urbano, Inc. (ADR)(b)*†	10,195	10,486

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PetMed Express, Inc.	3,065	$41,102
Qunar Cayman Islands Ltd. (ADR)*	27,443	839,481
RetailMeNot, Inc.*	1,108	35,456
Shutterfly, Inc.*	5,611	239,477
ValueVision Media, Inc., Class A*	5,225	25,394
Vitacost.com, Inc.*	3,340	23,681

		12,802,298

Leisure Products (0.4%)
Arctic Cat, Inc.	1,972	94,242
Brunswick Corp.	12,687	574,594
Malibu Boats, Inc., Class A*	37,211	826,829
Marine Products Corp.	1,528	11,491
Nautilus, Inc.*	4,734	45,588
Smith & Wesson Holding Corp.*	8,352	122,106
Sturm Ruger & Co., Inc.	2,895	173,121

		1,847,971

Media (1.6%)
Aimia, Inc.	262,175	4,209,504
AMC Entertainment Holdings, Inc., Class A*	568	13,774
Carmike Cinemas, Inc.*	939	28,039
Crown Media Holdings, Inc., Class A*	954	3,663
Cumulus Media, Inc., Class A*	10,450	72,210
Entravision Communications Corp., Class A	107,060	717,302
Global Sources Ltd.*	483	4,328
Gray Television, Inc.*	531	5,506
Hemisphere Media Group, Inc.*	1,299	16,354
Loral Space & Communications, Inc.*	1,954	138,206
McClatchy Co., Class A*	7,331	47,065
MDC Partners, Inc., Class A	2,019	46,074
National CineMedia, Inc.	2,754	41,310
Nexstar Broadcasting Group, Inc., Class A	4,401	165,126
ReachLocal, Inc.*	1,418	13,967
Rentrak Corp.*	14,439	870,383
Saga Communications, Inc., Class A	204	10,137
SFX Entertainment, Inc.*	1,426	10,053
Sinclair Broadcast Group, Inc., Class A	10,166	275,397
World Wrestling Entertainment, Inc., Class A	440	12,707

		6,701,105

Multiline Retail (0.4%)
Bon-Ton Stores, Inc.	1,930	21,191
Burlington Stores, Inc.*	1,275	37,638
Gordmans Stores, Inc.	364	1,987
Poundland Group plc*	276,730	1,753,132

		1,813,948

Specialty Retail (2.2%)
Aeropostale, Inc.*	11,684	58,654
America’s Car-Mart, Inc.*	941	34,554
ANN, Inc.*	6,944	288,037
Asbury Automotive Group, Inc.*	4,054	224,227
Barnes & Noble, Inc.*	396	8,276
Big 5 Sporting Goods Corp.	2,563	41,136
Brown Shoe Co., Inc.	4,009	106,399
Buckle, Inc.	4,174	191,169
Cato Corp., Class A	856	23,146
Children’s Place Retail Stores, Inc.	1,169	58,228
Christopher & Banks Corp.*	5,540	36,619
Citi Trends, Inc.*	48,477	789,690
Conn’s, Inc.*	3,359	130,497
Container Store Group, Inc.*	1,200	40,740
Destination Maternity Corp.	1,836	50,306
Express, Inc.*	12,761	202,645
Finish Line, Inc., Class A	2,508	67,942
Five Below, Inc.*	67,004	2,846,329
Francesca’s Holdings Corp.*	6,575	119,271
Genesco, Inc.*	2,581	192,465
Haverty Furniture Cos., Inc.	702	20,849
Hibbett Sports, Inc.*	3,835	202,795
Jos. A. Bank Clothiers, Inc.*	576	37,037
Kirkland’s, Inc.*	1,493	27,606
Lithia Motors, Inc., Class A	3,281	218,055
Lumber Liquidators Holdings, Inc.*	4,080	382,704
MarineMax, Inc.*	41,516	630,628
Mattress Firm Holding Corp.*	2,014	96,330
Monro Muffler Brake, Inc.	4,644	264,151
New York & Co., Inc.*	2,782	12,213
Office Depot, Inc.*	9,391	38,785
Outerwall, Inc.*	3,013	218,443
Pacific Sunwear of California, Inc.*	6,189	18,381
Penske Automotive Group, Inc.	1,411	60,334
Pier 1 Imports, Inc.	13,994	264,207
Restoration Hardware Holdings, Inc.*	2,649	194,940
Sears Hometown and Outlet Stores, Inc.*	852	20,150
Select Comfort Corp.*	7,832	141,603
Sonic Automotive, Inc., Class A	1,521	34,192
Stein Mart, Inc.	2,231	31,256
Tile Shop Holdings, Inc.*	2,813	43,461
Tilly's, Inc., Class A*	1,361	15,924
Vitamin Shoppe, Inc.*	4,539	215,693
Wet Seal, Inc., Class A*	13,571	17,914
Winmark Corp.	331	25,043
Zumiez, Inc.*	3,142	76,162

		8,819,186

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	11,396	177,778
Culp, Inc.	1,070	21,122
G-III Apparel Group Ltd.*	1,908	136,575
Iconix Brand Group, Inc.*	3,332	130,848
Movado Group, Inc.	139	6,331
Oxford Industries, Inc.	2,017	157,729
Quiksilver, Inc.*	14,494	108,850
R.G. Barry Corp	150	2,832
Steven Madden Ltd.*	8,894	320,006
Tumi Holdings, Inc.*	7,163	162,099
Vera Bradley, Inc.*	3,233	87,259
Vince Holding Corp.*	13,401	353,250
Wolverine World Wide, Inc.	14,871	424,566

		2,089,245

Total Consumer Discretionary		70,346,141

Consumer Staples (3.1%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*	1,226	300,039
Coca-Cola Bottling Co. Consolidated	695	59,061
Craft Brew Alliance, Inc.*	40,278	615,045
Crimson Wine Group Ltd.*	68,242	603,942
National Beverage Corp.*	1,678	32,738

		1,610,825

Food & Staples Retailing (0.9%)
Casey’s General Stores, Inc.	5,701	385,331
Chefs’ Warehouse, Inc.*	2,491	53,307
Fairway Group Holdings Corp.*	79,591	608,076
Natural Grocers by Vitamin Cottage, Inc.*	23,632	1,031,774

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pantry, Inc.*	269	$4,126
PriceSmart, Inc.	2,801	282,705
Rite Aid Corp.*	65,816	412,666
SUPERVALU, Inc.*	22,547	154,221
Susser Holdings Corp.*	2,704	168,919
United Natural Foods, Inc.*	7,336	520,269
Village Super Market, Inc., Class A	610	16,104

		3,637,498

Food Products (1.6%)
Alico, Inc.	376	14,175
Amira Nature Foods Ltd.*	36,199	616,831
Annie’s, Inc.*	37,070	1,489,842
B&G Foods, Inc.	7,838	236,002
Boulder Brands, Inc.*	65,705	1,157,722
Calavo Growers, Inc.	26,243	933,726
Cal-Maine Foods, Inc.	1,903	119,470
Darling International, Inc.*	6,339	126,907
Farmer Bros Co.*	869	17,119
Hain Celestial Group, Inc.*	5,726	523,757
Inventure Foods, Inc.*	2,139	29,903
J&J Snack Foods Corp.	2,214	212,478
Lancaster Colony Corp.	2,778	276,189
Lifeway Foods, Inc.	723	10,628
Limoneira Co.	1,545	35,041
Omega Protein Corp.*	251	3,030
Pilgrim’s Pride Corp.*	9,074	189,828
Sanderson Farms, Inc.	3,416	268,122
Seaboard Corp.*	3	7,864
Snyder’s-Lance, Inc.	1,032	29,092
Tootsie Roll Industries, Inc.	2,826	84,620
TreeHouse Foods, Inc.*	3,503	252,181

		6,634,527

Household Products (0.1%)
Central Garden & Pet Co., Class A*	935	7,732
Oil-Dri Corp. of America	154	5,319
Orchids Paper Products Co.	787	24,082
Spectrum Brands Holdings, Inc.	3,192	254,403
WD-40 Co.	2,290	177,636

		469,172

Personal Products (0.1%)
Elizabeth Arden, Inc.*	3,249	95,878
Female Health Co.	3,304	25,639
Inter Parfums, Inc	1,722	62,354
Lifevantage Corp.*	15,132	19,823
Medifast, Inc.*	1,895	55,126
Revlon, Inc., Class A*	557	14,231
Star Scientific, Inc.*	25,815	20,257
Synutra International, Inc.*	2,416	16,163
USANA Health Sciences, Inc.*	901	67,881

		377,352

Tobacco (0.0%)
Vector Group Ltd.	6,991	150,586

Total Consumer Staples		12,879,960

Energy (1.9%)
Energy Equipment & Services (0.4%)
CARBO Ceramics, Inc.	1,286	177,455
CHC Group Ltd.*	1,253	9,260
Forum Energy Technologies, Inc.*	2,926	90,647
Geospace Technologies Corp.*	1,933	127,907
Hornbeck Offshore Services, Inc.*	292	12,209
ION Geophysical Corp.*	4,573	19,252
Matrix Service Co.*	598	20,200
Newpark Resources, Inc.*	10,404	119,126
North Atlantic Drilling Ltd.	2,505	22,144
Nuverra Environmental Solutions, Inc.*	156	3,165
PHI, Inc. (Non-Voting)*	98	4,336
RigNet, Inc.*	19,481	1,048,662
SEACOR Holdings, Inc.*	252	21,778
TGC Industries, Inc.*	2,148	12,781

		1,688,922

Oil, Gas & Consumable Fuels (1.5%)
Abraxas Petroleum Corp.*	11,790	46,688
Adams Resources & Energy, Inc.	35	2,027
Amyris, Inc.*	3,916	14,607
Apco Oil and Gas International, Inc.*	269	3,887
Approach Resources, Inc.*	2,902	60,681
Athlon Energy, Inc.*	1,035	36,691
Bill Barrett Corp.*	2,146	54,938
Bonanza Creek Energy, Inc.*	4,405	195,582
Carrizo Oil & Gas, Inc.*	5,769	308,411
Clean Energy Fuels Corp.*	10,220	91,367
Contango Oil & Gas Co.*	384	18,332
Delek U.S. Holdings, Inc.	3,651	106,025
Diamondback Energy, Inc.*	3,135	211,017
EPL Oil & Gas, Inc.*	1,404	54,194
Evolution Petroleum Corp.	2,600	33,098
EXCO Resources, Inc.	13,017	72,895
Forest Oil Corp.*	2,358	4,504
FX Energy, Inc.*	8,233	27,498
GasLog Ltd.	28,145	655,498
Gastar Exploration, Inc.*	8,467	46,314
Goodrich Petroleum Corp.*	4,690	74,196
Gulfport Energy Corp.*	21,188	1,508,163
Isramco, Inc.*	130	17,226
Jones Energy, Inc., Class A*	659	9,977
KiOR, Inc., Class A*	6,640	3,805
Kodiak Oil & Gas Corp.*	39,385	478,134
Magnum Hunter Resources Corp.*	8,092	68,782
Panhandle Oil and Gas, Inc., Class A	990	43,174
PetroQuest Energy, Inc.*	8,030	45,771
Quicksilver Resources, Inc.*	3,202	8,421
Renewable Energy Group, Inc.*	663	7,943
Rentech, Inc.*	26,424	50,206
REX American Resources Corp.*	66	3,765
Rex Energy Corp.*	6,756	126,405
Rosetta Resources, Inc.*	9,052	421,642
RSP Permian, Inc.*	1,289	37,239
Sanchez Energy Corp.*	399	11,822
SemGroup Corp., Class A	5,824	382,520
Solazyme, Inc.*	7,181	83,371
Synergy Resources Corp.*	7,575	81,431
Targa Resources Corp.	4,897	486,076
Triangle Petroleum Corp.*	1,924	15,854
Uranium Energy Corp.*	13,064	17,244
Ur-Energy, Inc.*	3,669	5,687
VAALCO Energy, Inc.*	4,159	35,559
Western Refining, Inc.	4,594	177,328
ZaZa Energy Corp.*	1,879	1,413

		6,247,408

Total Energy		7,936,330

Financials (7.5%)
Banks (0.6%)
Bank of the Ozarks, Inc.	3,288	223,781
First Financial Bankshares, Inc.	3,170	195,874
Home BancShares, Inc./Arkansas	1,796	61,818

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Investors Bancorp, Inc.	842	$23,273
Penns Woods Bancorp, Inc.	59	2,878
Pinnacle Financial Partners, Inc.	20,915	784,103
Square 1 Financial, Inc., Class A*	17,314	348,011
ViewPoint Financial Group, Inc.	27,981	807,253

		2,446,991

Capital Markets (3.8%)
BGC Partners, Inc., Class A	19,031	124,463
Capitala Finance Corp.	125	2,410
Cohen & Steers, Inc.	2,825	112,576
Diamond Hill Investment Group, Inc.	428	56,256
Evercore Partners, Inc., Class A	4,689	259,067
Financial Engines, Inc.	78,129	3,967,391
FXCM, Inc., Class A	5,487	81,043
GAMCO Investors, Inc., Class A	901	69,963
Greenhill & Co., Inc.	66,069	3,434,267
HFF, Inc., Class A	36,748	1,235,100
ICG Group, Inc.*	324	6,616
INTL FCStone, Inc.*	646	12,151
KCG Holdings, Inc., Class A*	4,701	56,083
Ladenburg Thalmann Financial Services, Inc.*	15,214	45,946
Main Street Capital Corp.	364	11,961
Marcus & Millichap, Inc.*	282	5,031
Piper Jaffray Cos.*	15,400	705,320
Pzena Investment Management, Inc., Class A	1,674	19,703
RCS Capital Corp., Class A	9	350
Silvercrest Asset Management Group, Inc., Class A	35,707	653,081
Virtus Investment Partners, Inc.*	1,012	175,248
Westwood Holdings Group, Inc.	1,047	65,636
WisdomTree Investments, Inc.*	309,164	4,056,232

		15,155,894

Consumer Finance (0.3%)
Consumer Portfolio Services, Inc.*	1,454	9,945
Credit Acceptance Corp.*	1,066	151,532
Encore Capital Group, Inc.*	2,925	133,673
First Cash Financial Services, Inc.*	4,306	217,281
JGWPT Holdings, Inc., Class A*	715	13,056
Portfolio Recovery Associates, Inc.*	7,524	435,338
Regional Management Corp.*	438	10,801
Springleaf Holdings, Inc.*	1,593	40,064
World Acceptance Corp.*	1,296	97,304

		1,108,994

Diversified Financial Services (1.3%)
Capitol Acquisition Corp. II(b)*	56,077	566,378
Eurazeo S.A.	48,721	4,383,184
MarketAxess Holdings, Inc.	5,582	330,566

		5,280,128

Insurance (0.5%)
Ambac Financial Group, Inc.*	1,334	41,394
American Equity Investment Life Holding Co.	738	17,432
AmTrust Financial Services, Inc.	3,700	139,157
Argo Group International Holdings Ltd.	1,377	63,204
Blue Capital Reinsurance Holdings Ltd.*	147	2,556
Crawford & Co., Class B	1,409	15,372
eHealth, Inc.*	15,966	811,073
Employers Holdings, Inc.	3,248	65,707
Enstar Group Ltd.*	503	68,564
Fidelity & Guaranty Life	111	2,620
Greenlight Capital Reinsurance Ltd., Class A*	989	32,439
Hallmark Financial Services, Inc.*	232	1,928
HCI Group, Inc.	1,410	51,324
Health Insurance Innovations, Inc., Class A*	684	7,073
Hilltop Holdings, Inc.*	29,536	702,661
Infinity Property & Casualty Corp.	815	55,118
Maiden Holdings Ltd.	942	11,756
Meadowbrook Insurance Group, Inc.	381	2,221
National Interstate Corp.	260	6,971
Third Point Reinsurance Ltd.*	980	15,533
Tower Group International Ltd.	694	1,874
United Fire Group, Inc.	247	7,496
Universal Insurance Holdings, Inc.	215	2,731

		2,126,204

Real Estate Investment Trusts (REITs) (0.9%)
Acadia Realty Trust (REIT)	1,492	39,359
Alexander's, Inc. (REIT)	311	112,268
American Realty Capital Properties, Inc. (REIT)	11,852	166,165
Aviv REIT, Inc. (REIT)	164	4,010
CatchMark Timber Trust, Inc. (REIT), Class A	186	2,613
CoreSite Realty Corp. (REIT)	3,099	96,069
DuPont Fabros Technology, Inc. (REIT)	4,072	98,013
EastGroup Properties, Inc. (REIT)	4,200	264,222
Empire State Realty Trust, Inc. (REIT), Class A	2,288	34,572
GEO Group, Inc. (REIT)	4,509	145,370
Glimcher Realty Trust (REIT)	19,389	194,472
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,226	31,943
Healthcare Realty Trust, Inc. (REIT)	5,590	134,999
Highwoods Properties, Inc. (REIT)	4,169	160,131
Inland Real Estate Corp. (REIT)	11,003	116,082
Investors Real Estate Trust (REIT)	723	6,493
LTC Properties, Inc. (REIT)	4,516	169,937
National Health Investors, Inc. (REIT)	4,341	262,457
Physicians Realty Trust (REIT)	635	8,839
Potlatch Corp. (REIT)	5,932	229,509
PS Business Parks, Inc. (REIT)	2,879	240,742
QTS Realty Trust, Inc. (REIT), Class A	379	9,509
Rexford Industrial Realty, Inc. (REIT)	820	11,628
Ryman Hospitality Properties, Inc. (REIT)	4,288	182,326
Sabra Health Care REIT, Inc. (REIT)	2,314	64,537
Saul Centers, Inc. (REIT)	1,188	56,264
Sovran Self Storage, Inc. (REIT)	4,255	312,529
Strategic Hotels & Resorts, Inc. (REIT)*	22,815	232,485
Sun Communities, Inc. (REIT)	5,934	267,563
UMH Properties, Inc. (REIT)	475	4,646
Universal Health Realty Income Trust (REIT)	1,705	72,019
Urstadt Biddle Properties, Inc. (REIT), Class A	2,669	55,142
Washington Real Estate Investment Trust (REIT)	2,796	66,768
Winthrop Realty Trust (REIT)	469	5,436

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ZAIS Financial Corp. (REIT)	731	$12,178

		3,871,295

Real Estate Management & Development (0.0%)
Forestar Group, Inc.*	598	10,644
Kennedy-Wilson Holdings, Inc.	987	22,217
RE/MAX Holdings, Inc., Class A*	500	14,415
Tejon Ranch Co.*	1,904	64,413

		111,689

Thrifts & Mortgage Finance (0.1%)
BofI Holding, Inc.*	1,816	155,723
Essent Group Ltd.*	538	12,083
First Federal Bancshares of Arkansas, Inc.*	299	2,742
Meridian Interstate Bancorp, Inc.*	92	2,352
MGIC Investment Corp.*	26,422	225,116
Northfield Bancorp, Inc.	1,944	25,000
Oritani Financial Corp.	2,031	32,110
Radian Group, Inc.	7,081	106,427
Tree.com, Inc.*	530	16,451

		578,004

Total Financials		30,679,199

Health Care (15.4%)
Biotechnology (4.9%)
ACADIA Pharmaceuticals, Inc.*	10,857	264,151
Acceleron Pharma, Inc.*	13,579	468,476
Achillion Pharmaceuticals, Inc.*	14,699	48,360
Acorda Therapeutics, Inc.*	6,009	227,801
Aegerion Pharmaceuticals, Inc.*	4,262	196,563
Agios Pharmaceuticals, Inc.*	24,095	943,319
Alnylam Pharmaceuticals, Inc.*	14,638	982,795
AMAG Pharmaceuticals, Inc.*	3,229	62,481
Amicus Therapeutics, Inc.*	4,972	10,292
Anacor Pharmaceuticals, Inc.*	3,800	76,038
Arena Pharmaceuticals, Inc.*	28,733	181,018
Argos Therapeutics, Inc.*	430	4,300
ArQule, Inc.*	8,658	17,749
Array BioPharma, Inc.*	18,497	86,936
Arrowhead Research Corp.*	23,766	390,238
Auspex Pharmaceuticals, Inc.*	982	30,206
BIND Therapeutics, Inc.*	696	8,324
BioTime, Inc.*	5,490	18,062
Bluebird Bio, Inc.*	841	19,124
Cara Therapeutics, Inc.*	620	11,538
Cell Therapeutics, Inc.*	19,442	66,103
Celladon Corp.*	696	8,296
Celldex Therapeutics, Inc.*	12,348	218,189
Cellular Dynamics International, Inc.*	449	6,704
Cepheid, Inc.*	9,974	514,459
Chelsea Therapeutics International Ltd.*	11,782	65,037
ChemoCentryx, Inc.*	3,723	24,683
Chimerix, Inc.*	1,281	29,258
Clovis Oncology, Inc.*	2,656	183,981
Conatus Pharmaceuticals, Inc.*	775	6,305
Concert Pharmaceuticals, Inc.*	758	10,195
Coronado Biosciences, Inc.*	5,415	10,722
Curis, Inc.*	9,388	26,474
Cytokinetics, Inc.*	3,760	35,720
Cytori Therapeutics, Inc.*	7,096	19,159
Dendreon Corp.*	23,538	70,379
Dicerna Pharmaceuticals, Inc.*	419	11,837
Durata Therapeutics, Inc.*†	1,994	26,839
Dyax Corp.*	19,951	179,160
Dynavax Technologies Corp.*	34,661	62,390
Eagle Pharmaceuticals, Inc.*	348	4,437
Eleven Biotherapeutics, Inc.*	494	8,018
Emergent Biosolutions, Inc.*	714	18,043
Enanta Pharmaceuticals, Inc.*	539	21,555
Epizyme, Inc.*	13,171	299,904
Esperion Therapeutics, Inc.*	500	7,560
Exact Sciences Corp.*	10,538	149,323
Exelixis, Inc.*	29,070	102,908
Fibrocell Science, Inc.*	3,154	16,495
Five Prime Therapeutics, Inc.*	861	16,927
Flexion Therapeutics, Inc.*	502	8,258
Foundation Medicine, Inc.*	18,100	585,897
Galena Biopharma, Inc.*	17,131	42,828
Genocea Biosciences, Inc.*	418	7,603
Genomic Health, Inc.*	2,501	65,876
GlycoMimetics, Inc.*	934	15,252
GTx, Inc.*	4,121	6,305
Halozyme Therapeutics, Inc.*	14,444	183,439
Harvard Apparatus Regenerative Technology, Inc.*	75	680
Hyperion Therapeutics, Inc.*	19,278	497,372
Idenix Pharmaceuticals, Inc.*	14,782	89,135
ImmunoGen, Inc.*	9,694	144,731
Immunomedics, Inc.*	10,529	44,327
Infinity Pharmaceuticals, Inc.*	7,157	85,097
Insmed, Inc.*	19,129	364,216
Insys Therapeutics, Inc.*	1,149	47,603
Intercept Pharmaceuticals, Inc.*	1,066	351,556
InterMune, Inc.*	13,552	453,585
Intrexon Corp.*	20,165	530,138
Ironwood Pharmaceuticals, Inc.*	88,161	1,086,145
Isis Pharmaceuticals, Inc.*	16,731	722,947
KaloBios Pharmaceuticals, Inc.*	1,692	4,585
Karyopharm Therapeutics, Inc.*	1,006	31,075
Keryx Biopharmaceuticals, Inc.*	62,530	1,065,511
Kindred Biosciences, Inc.*	1,037	19,216
KYTHERA Biopharmaceuticals, Inc.*	11,474	456,206
Lexicon Pharmaceuticals, Inc.*	31,878	55,149
Ligand Pharmaceuticals, Inc., Class B*	2,633	177,096
MacroGenics, Inc.*	813	22,626
MannKind Corp.*	22,273	89,537
MEI Pharma, Inc.*	1,796	19,989
Merrimack Pharmaceuticals, Inc.*	14,449	72,823
MiMedx Group, Inc.*	13,593	83,325
Momenta Pharmaceuticals, Inc.*	5,900	68,735
Nanosphere, Inc.*	7,727	16,613
Navidea Biopharmaceuticals, Inc.*	15,648	28,949
Neurocrine Biosciences, Inc.*	38,711	623,247
NewLink Genetics Corp.*	2,763	78,469
Novavax, Inc.*	27,865	126,228
NPS Pharmaceuticals, Inc.*	9,580	286,729
OncoGenex Pharmaceutical, Inc.*	2,108	24,790
OncoMed Pharmaceuticals, Inc.*	633	21,300
Onconova Therapeutics, Inc.*	724	4,590
Ophthotech Corp.*	1,208	43,174
OPKO Health, Inc.*	27,997	260,932
Orexigen Therapeutics, Inc.*	16,413	106,685
Osiris Therapeutics, Inc.*	2,398	31,486
OvaScience, Inc.*	1,636	14,626
PDL BioPharma, Inc	23,854	198,227
Peregrine Pharmaceuticals, Inc.*	25,841	49,098
Portola Pharmaceuticals, Inc.*	1,669	43,227
Progenics Pharmaceuticals, Inc.*	8,419	34,434
PTC Therapeutics, Inc.*	1,454	38,008
Puma Biotechnology, Inc.*	3,469	361,262

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Raptor Pharmaceutical Corp.*	8,939	$89,390
Receptos, Inc.*	20,157	845,385
Regulus Therapeutics, Inc.*	1,437	12,962
Repligen Corp.*	4,714	60,622
Retrophin, Inc.*	2,387	50,771
Sangamo BioSciences, Inc.*	40,600	734,048
Sarepta Therapeutics, Inc.*	17,327	416,368
SIGA Technologies, Inc.*	4,939	15,311
Stemline Therapeutics, Inc.*	1,393	28,361
Sunesis Pharmaceuticals, Inc.*	5,385	35,595
Synageva BioPharma Corp.*	3,078	255,382
Synergy Pharmaceuticals, Inc.*	12,039	63,927
Synta Pharmaceuticals Corp.*	7,542	32,506
Tesaro, Inc.*	20,302	598,503
TetraLogic Pharmaceuticals Corp.*	405	2,584
Tetraphase Pharmaceuticals, Inc.*	2,129	23,185
TG Therapeutics, Inc.*	2,526	17,429
Threshold Pharmaceuticals, Inc.*	6,800	32,368
Trevena, Inc.*	769	6,044
Ultragenyx Pharmaceutical, Inc.*	7,034	343,892
Vanda Pharmaceuticals, Inc.*	4,967	80,714
Verastem, Inc.*	39,913	430,661
Vical, Inc.*	10,600	13,674
Xencor, Inc.*	1,770	20,762
XOMA Corp.*	10,211	53,199
ZIOPHARM Oncology, Inc.*	12,067	55,267

		20,478,678

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.*	3,308	128,615
ABIOMED, Inc.*	5,803	151,110
Accuray, Inc.*	11,089	106,454
Align Technology, Inc.*	10,877	563,320
Analogic Corp.	822	67,494
Anika Therapeutics, Inc.*	1,021	41,963
Antares Pharma, Inc.*	16,870	59,045
ArthroCare Corp.*	3,460	166,737
AtriCure, Inc.*	39,857	749,710
Atrion Corp.	235	71,943
Biolase, Inc.*	4,474	10,783
Cantel Medical Corp.	4,908	165,498
Cardiovascular Systems, Inc.*	31,915	1,014,579
Cerus Corp.*	10,488	50,342
CryoLife, Inc.	377	3,755
Cyberonics, Inc.*	4,101	267,590
Cynosure, Inc., Class A*	26,458	775,219
DexCom, Inc.*	10,534	435,686
Endologix, Inc.*	9,396	120,927
Exactech, Inc.*	225	5,076
GenMark Diagnostics, Inc.*	5,352	53,199
Globus Medical, Inc., Class A*	8,086	215,007
Haemonetics Corp.*	7,541	245,761
HeartWare International, Inc.*	2,422	227,135
ICU Medical, Inc.*	1,756	105,149
Inogen, Inc.*	456	7,529
Insulet Corp.*	7,947	376,847
Integra LifeSciences Holdings Corp.*	1,863	85,679
LDR Holding Corp.*	552	18,950
Masimo Corp.*	7,294	199,199
Medical Action Industries, Inc.*	866	6,036
Meridian Bioscience, Inc.	6,208	135,272
Natus Medical, Inc.*	2,668	68,834
Neogen Corp.*	5,324	239,314
Novadaq Technologies, Inc.*	35,025	780,358
NuVasive, Inc.*	1,437	55,195
NxStage Medical, Inc.*	8,938	113,870
Oxford Immunotec Global plc*	697	13,989
PhotoMedex, Inc.*	533	8,437
Quidel Corp.*	4,201	114,687
Rockwell Medical, Inc.*	852	10,786
Spectranetics Corp.*	38,587	1,169,573
STAAR Surgical Co.*	15,136	284,557
STERIS Corp.	8,764	418,481
SurModics, Inc.*	2,076	46,918
Tandem Diabetes Care, Inc.*	29,589	653,621
TearLab Corp.*	4,379	29,602
Thoratec Corp.*	8,490	304,027
Unilife Corp.*	14,918	60,716
Utah Medical Products, Inc.	484	27,990
Vascular Solutions, Inc.*	2,481	64,977
Veracyte, Inc.*	631	10,809
Volcano Corp.*	8,162	160,873
West Pharmaceutical Services, Inc.	10,305	453,935
Zeltiq Aesthetics, Inc.*	45,327	888,863

		12,612,021

Health Care Providers & Services (1.2%)
Acadia Healthcare Co., Inc.*	5,251	236,925
Addus HomeCare Corp.*	120	2,766
Air Methods Corp.*	5,768	308,184
Alliance HealthCare Services, Inc.*	293	9,824
AMN Healthcare Services, Inc.*	6,885	94,600
Amsurg Corp.*	1,395	65,677
Bio-Reference Labs, Inc.*	3,654	101,143
BioScrip, Inc.*	2,152	15,021
Capital Senior Living Corp.*	4,282	111,289
Centene Corp.*	8,082	503,105
Chemed Corp.	2,602	232,749
Chindex International, Inc.*	378	7,212
Corvel Corp.*	1,711	85,139
Emeritus Corp.*	6,033	189,678
Ensign Group, Inc.	2,759	120,403
ExamWorks Group, Inc.*	25,236	883,511
Gentiva Health Services, Inc.*	4,762	43,429
Hanger, Inc.*	2,244	75,578
HealthSouth Corp.	10,850	389,841
Healthways, Inc.*	3,393	58,156
IPC The Hospitalist Co., Inc.*	3,501	171,829
Landauer, Inc.	1,425	64,595
Molina Healthcare, Inc.*	4,234	159,029
MWI Veterinary Supply, Inc.*	1,902	295,989
National Research Corp., Class A*	418	6,935
National Research Corp., Class B*	206	9,039
Owens & Minor, Inc.	2,001	70,095
Providence Service Corp.*	1,613	45,616
Skilled Healthcare Group, Inc., Class A*	2,932	15,452
Surgical Care Affiliates, Inc.*	822	25,277
Team Health Holdings, Inc.*	10,201	456,495
Triple-S Management Corp., Class B*	181	2,921
U.S. Physical Therapy, Inc.	1,801	62,261

		4,919,763

Health Care Technology (4.4%)
athenahealth, Inc.*	51,301	8,220,472
Castlight Health, Inc., Class B*	42,992	912,290
Computer Programs & Systems, Inc.	1,662	107,365
HealthStream, Inc.*	3,014	80,474
HMS Holdings Corp.*	138,266	2,633,967
MedAssets, Inc.*	8,990	222,143
Medidata Solutions, Inc.*	89,822	4,880,927
Merge Healthcare, Inc.*	9,983	24,359

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Omnicell, Inc.*	3,019	$86,404
Quality Systems, Inc.	5,973	100,824
Veeva Systems, Inc., Class A*	29,811	795,954
Vocera Communications, Inc.*	2,712	44,287

		18,109,466

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	1,719	37,491
Cambrex Corp.*	2,235	42,174
Fluidigm Corp.*	26,349	1,161,201
Furiex Pharmaceuticals, Inc.*	996	86,652
Harvard Bioscience, Inc.*	302	1,431
Luminex Corp.*	5,585	101,144
NeoGenomics, Inc.*	4,910	17,038
PAREXEL International Corp.*	8,453	457,224
Sequenom, Inc.*	17,645	43,230

		1,947,585

Pharmaceuticals (1.3%)
AcelRx Pharmaceuticals, Inc.*	52,323	628,399
Aerie Pharmaceuticals, Inc.*	920	19,495
Akorn, Inc.*	8,611	189,442
Alimera Sciences, Inc.*	2,926	23,086
Ampio Pharmaceuticals, Inc.*	5,582	35,446
Aratana Therapeutics, Inc.*	981	18,207
Auxilium Pharmaceuticals, Inc.*	7,298	198,360
AVANIR Pharmaceuticals, Inc., Class A*	21,711	79,679
BioDelivery Sciences International, Inc.*	5,571	47,019
Cempra, Inc.*	2,968	34,280
Corcept Therapeutics, Inc.*	7,904	34,461
Depomed, Inc.*	37,265	540,343
Egalet Corp.*	346	4,841
Endocyte, Inc.*	4,489	106,883
GW Pharmaceuticals plc (ADR)*	4,907	291,329
Hi-Tech Pharmacal Co., Inc.*	592	25,651
Horizon Pharma, Inc.*	4,230	63,958
Lannett Co., Inc.*	2,804	100,159
Medicines Co.*	9,388	266,807
Nektar Therapeutics*	12,939	156,821
Omeros Corp.*	4,958	59,843
Omthera Pharmaceuticals, Inc.(b)*†	899	539
Pacira Pharmaceuticals, Inc.*	4,092	286,399
Prestige Brands Holdings, Inc.*	7,569	206,255
Questcor Pharmaceuticals, Inc.	7,728	501,779
Relypsa, Inc.*	722	21,523
Repros Therapeutics, Inc.*	3,447	61,150
Revance Therapeutics, Inc.*	15,046	473,949
Sagent Pharmaceuticals, Inc.*	2,824	65,997
Sciclone Pharmaceuticals, Inc.*	6,132	27,901
Sucampo Pharmaceuticals, Inc., Class A*	1,941	13,878
Supernus Pharmaceuticals, Inc.*	2,834	25,336
TherapeuticsMD, Inc.*	62,766	396,053
Vivus, Inc.*	15,058	89,445
XenoPort, Inc.*	1,075	5,558
Zogenix, Inc.*	14,740	41,935

		5,142,206

Total Health Care		63,209,719

Industrials (13.2%)
Aerospace & Defense (1.0%)
Aerovironment, Inc.*	16,716	672,819
American Science & Engineering, Inc.	183	12,292
Astronics Corp.*	18,360	1,164,208
Cubic Corp.	213	10,878
Erickson Air-Crane, Inc.*	401	7,743
GenCorp, Inc.*	7,088	129,498
HEICO Corp.	9,860	593,178
Innovative Solutions & Support, Inc.*	1,838	13,840
KEYW Holding Corp.*	1,859	34,782
LMI Aerospace, Inc.*	183	2,580
Moog, Inc., Class A*	639	41,861
National Presto Industries, Inc.	53	4,136
Sparton Corp.*	3,635	106,433
Taser International, Inc.*	55,045	1,006,773
Teledyne Technologies, Inc.*	1,740	169,354

		3,970,375

Air Freight & Logistics (0.8%)
Echo Global Logistics, Inc.*	2,695	49,372
Forward Air Corp.	4,479	206,527
Hub Group, Inc., Class A*	5,469	218,705
Pacer International, Inc.*	502	4,498
Park-Ohio Holdings Corp.*	1,298	72,883
UTi Worldwide, Inc.	9,672	102,426
XPO Logistics, Inc.*	89,303	2,626,402

		3,280,813

Airlines (0.2%)
Allegiant Travel Co.	2,225	249,044
Republic Airways Holdings, Inc.*	3,916	35,792
SkyWest, Inc.	390	4,976
Spirit Airlines, Inc.*	8,995	534,304

		824,116

Building Products (0.8%)
AAON, Inc.	4,208	117,277
American Woodmark Corp.*	1,585	53,351
Apogee Enterprises, Inc.	3,062	101,750
Builders FirstSource, Inc.*	118,502	1,079,554
Continental Building Products, Inc.*	1,154	21,741
Insteel Industries, Inc.	2,548	50,119
NCI Building Systems, Inc.*	2,652	46,304
Norcraft Cos., Inc.*	504	8,533
Nortek, Inc.*	1,349	110,901
Patrick Industries, Inc.*	1,012	44,862
PGT, Inc.*	5,009	57,654
Ply Gem Holdings, Inc.*	2,153	27,192
Simpson Manufacturing Co., Inc.	511	18,054
Trex Co., Inc.*	13,365	977,783
USG Corp.*	11,343	371,143

		3,086,218

Commercial Services & Supplies (0.8%)
Acorn Energy, Inc.*	3,395	11,509
Brink’s Co.	5,091	145,348
Casella Waste Systems, Inc., Class A*	5,296	27,063
CECO Environmental Corp.	1,301	21,584
Cenveo, Inc.*	4,075	12,388
Deluxe Corp.	4,888	256,473
EnerNOC, Inc.*	1,376	30,657
G&K Services, Inc., Class A	496	30,340
Healthcare Services Group, Inc.	10,108	293,739
Heritage-Crystal Clean, Inc.*	1,265	22,934
Herman Miller, Inc.	8,637	277,508
HNI Corp.	6,315	230,876
InnerWorkings, Inc.*	6,678	51,153
Interface, Inc.	8,885	182,587
Knoll, Inc.	4,873	88,640
McGrath RentCorp	1,822	63,697
Mobile Mini, Inc.	576	24,975
MSA Safety, Inc.	4,180	238,260
Multi-Color Corp.	1,124	39,340

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Performant Financial Corp.*	3,392	$30,698
SP Plus Corp.*	1,530	40,193
Steelcase, Inc., Class A	1,368	22,722
Team, Inc.*	3,081	132,052
Tetra Tech, Inc.*	777	22,991
U.S. Ecology, Inc.	21,568	800,605
UniFirst Corp.	1,215	133,577
West Corp.	2,136	51,114

		3,283,023

Construction & Engineering (0.7%)
Aegion Corp.*	718	18,173
Comfort Systems USA, Inc.	1,499	22,845
Dycom Industries, Inc.*	1,805	57,056
Furmanite Corp.*	3,464	34,016
Great Lakes Dredge & Dock Corp.*	792	7,231
Louis XIII Holdings Ltd.*	1,382,247	1,512,960
MasTec, Inc.*	8,811	382,750
MYR Group, Inc.*	21,653	548,254
Pike Corp.*	2,132	22,940
Primoris Services Corp.	5,281	158,324
Sterling Construction Co., Inc.*	274	2,376

		2,766,925

Electrical Equipment (1.3%)
Acuity Brands, Inc.	6,379	845,664
AZZ, Inc.	3,814	170,410
Capstone Turbine Corp.*	454,190	967,424
Encore Wire Corp.	377	18,288
EnerSys, Inc.	2,358	163,386
Enphase Energy, Inc.*	2,435	17,922
Franklin Electric Co., Inc.	6,650	282,758
FuelCell Energy, Inc.*	28,488	70,650
Generac Holdings, Inc.	7,661	451,769
General Cable Corp.	561	14,367
Polypore International, Inc.*	6,886	235,570
Power Solutions International, Inc.*	9,339	702,013
PowerSecure International, Inc.*	41,813	980,096
Preformed Line Products Co.	34	2,331
Revolution Lighting Technologies, Inc.*	4,265	13,435
Thermon Group Holdings, Inc.*	24,284	562,903

		5,498,986

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	5,448	178,422

Machinery (1.3%)
Accuride Corp.*	5,702	25,260
Albany International Corp., Class A	642	22,817
Altra Industrial Motion Corp.	4,041	144,264
Blount International, Inc.*	7,347	87,429
Chart Industries, Inc.*	4,491	357,259
CIRCOR International, Inc.	160	11,733
CLARCOR, Inc.	7,370	422,670
Columbus McKinnon Corp.*	418	11,198
Commercial Vehicle Group, Inc.*	2,354	21,468
Douglas Dynamics, Inc.	3,073	53,532
Energy Recovery, Inc.*	73,780	392,510
EnPro Industries, Inc.*	1,545	112,275
ESCO Technologies, Inc.	1,144	40,257
ExOne Co.*	862	30,885
Federal Signal Corp.*	9,351	139,330
Global Brass & Copper Holdings, Inc.	262	4,132
Gorman-Rupp Co.	2,014	64,025
Graham Corp.	1,494	47,584
Hyster-Yale Materials Handling, Inc.	1,578	153,855
John Bean Technologies Corp.	4,338	134,044
Lindsay Corp.	1,926	169,835
Manitex International, Inc.*	2,054	33,480
Middleby Corp.*	2,799	739,524
Mueller Industries, Inc.	8,432	252,876
Mueller Water Products, Inc., Class A	23,638	224,561
Omega Flex, Inc.	373	7,997
Proto Labs, Inc.*	2,520	170,528
RBC Bearings, Inc.*	3,398	216,453
Rexnord Corp.*	4,535	131,424
Standex International Corp.	386	20,682
Sun Hydraulics Corp.	3,217	139,328
Tennant Co.	2,723	178,683
Titan International, Inc.	6,082	115,497
TriMas Corp.*	6,638	220,382
Wabash National Corp.*	883	12,150
Watts Water Technologies, Inc., Class A	315	18,487
Woodward, Inc.	10,173	422,485
Xerium Technologies, Inc.*	1,657	26,595

		5,377,494

Marine (0.0%)
Matson, Inc.	6,398	157,967
Scorpio Bulkers, Inc.*	2,702	27,317

		185,284

Professional Services (5.3%)
Acacia Research Corp.	2,180	33,310
Advisory Board Co.*	119,869	7,701,583
Barrett Business Services, Inc.	1,057	62,965
Corporate Executive Board Co.	98,917	7,342,609
Exponent, Inc.	1,971	147,943
Franklin Covey Co.*	885	17,496
GP Strategies Corp.*	2,206	60,069
Huron Consulting Group, Inc.*	803	50,894
Insperity, Inc.	3,359	104,062
Kforce, Inc.	34,405	733,515
Mistras Group, Inc.*	2,401	54,671
Odyssey Marine Exploration, Inc.*	11,297	25,870
On Assignment, Inc.*	6,750	260,483
Paylocity Holding Corp.*	13,402	322,318
Pendrell Corp.*	3,611	6,608
RPX Corp.*	703	11,445
TrueBlue, Inc.*	6,093	178,281
WageWorks, Inc.*	81,080	4,549,399

		21,663,521

Road & Rail (0.2%)
Celadon Group, Inc.	243	5,842
Heartland Express, Inc.	5,256	119,259
Knight Transportation, Inc.	8,700	201,231
Quality Distribution, Inc.*	1,060	13,769
Roadrunner Transportation Systems, Inc.*	1,322	33,367
Saia, Inc.*	3,641	139,123
Swift Transportation Co.*	12,434	307,742
Universal Truckload Services, Inc.	799	23,091
Werner Enterprises, Inc.	1,897	48,392
YRC Worldwide, Inc.*	1,092	24,570

		916,386

Trading Companies & Distributors (0.6%)
Aceto Corp.	851	17,097
Aircastle Ltd.	4,179	80,989
Applied Industrial Technologies, Inc.	5,723	276,078
Beacon Roofing Supply, Inc.*	7,181	277,617
BlueLinx Holdings, Inc.*	5,064	6,583

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CAI International, Inc.*	939	$23,165
DXP Enterprises, Inc.*	1,419	134,706
H&E Equipment Services, Inc.*	26,167	1,058,454
Houston Wire & Cable Co.	904	11,870
Kaman Corp.	2,630	106,988
Rush Enterprises, Inc., Class A*	1,913	62,134
Stock Building Supply Holdings, Inc.*	777	15,789
TAL International Group, Inc.*	2,376	101,859
Textainer Group Holdings Ltd.	982	37,581
Watsco, Inc.	3,816	381,257

		2,592,167

Transportation Infrastructure (0.2%)
Prumo Logistica S.A.*	1,816,180	808,437
Wesco Aircraft Holdings, Inc.*	1,340	29,493

		837,930

Total Industrials		54,461,660

Information Technology (19.9%)
Communications Equipment (0.7%)
ADTRAN, Inc.	5,768	140,797
Alliance Fiber Optic Products, Inc.	1,744	25,236
Applied Optoelectronics, Inc.*	416	10,263
ARRIS Group, Inc.*	15,238	429,406
Aruba Networks, Inc.*	15,772	295,724
CalAmp Corp.*	5,253	146,401
Calix, Inc.*	5,264	44,376
Ciena Corp.*	11,098	252,369
Infinera Corp.*	16,415	149,048
InterDigital, Inc.	6,162	204,024
Ixia*	8,441	105,513
KVH Industries, Inc.*	1,863	24,517
Oplink Communications, Inc.*	241	4,328
Parkervision, Inc.*	13,236	63,533
PC-Tel, Inc.	365	3,186
Plantronics, Inc.	5,870	260,922
Procera Networks, Inc.*	603	6,265
Ruckus Wireless, Inc.*	6,914	84,074
ShoreTel, Inc.*	968	8,325
Sonus Networks, Inc.*	2,118	7,138
Tessco Technologies, Inc.	77	2,877
Ubiquiti Networks, Inc.*	1,888	85,847
ViaSat, Inc.*	5,864	404,850

		2,759,019

Electronic Equipment, Instruments & Components (1.8%)
Anixter International, Inc.	2,335	237,049
Badger Meter, Inc.	2,150	118,465
Belden, Inc.	5,777	402,079
Cognex Corp.*	12,912	437,200
Coherent, Inc.*	3,047	199,121
Control4 Corp.*	24,016	509,379
Daktronics, Inc.	1,221	17,570
DTS, Inc.*	2,431	48,037
Electro Rent Corp.	1,434	25,224
FARO Technologies, Inc.*	18,081	958,294
FEI Co.	6,209	639,651
InvenSense, Inc.*	31,740	751,286
Littelfuse, Inc.	2,957	276,893
Maxwell Technologies, Inc.*	58,749	759,038
Measurement Specialties, Inc.*	2,032	137,871
Mesa Laboratories, Inc.	389	35,107
Methode Electronics, Inc.	4,937	151,368
MTS Systems Corp.	2,370	162,321
Neonode, Inc.*	4,088	23,261
OSI Systems, Inc.*	2,764	165,453
RealD, Inc.*	5,211	58,207
Rofin-Sinar Technologies, Inc.*	290	6,948
Rogers Corp.*	1,026	64,043
Uni-Pixel, Inc.*	1,546	11,842
Universal Display Corp.*	32,237	1,028,684

		7,224,391

Internet Software & Services (7.7%)
Angie’s List, Inc.*	111,981	1,363,929
Autohome, Inc. (ADR)*	37,760	1,450,362
Bazaarvoice, Inc.*	4,055	29,602
Benefitfocus, Inc.*	78,454	3,684,983
Blucora, Inc.*	3,868	76,161
Brightcove, Inc.*	4,270	41,974
Carbonite, Inc.*	1,853	18,882
Care.com, Inc.*	781	12,926
ChannelAdvisor Corp.*	972	36,683
Chegg, Inc.*	1,545	10,815
comScore, Inc.*	30,341	994,881
Constant Contact, Inc.*	4,598	112,467
Conversant, Inc.*	9,851	277,306
Cornerstone OnDemand, Inc.*	39,118	1,872,579
CoStar Group, Inc.*	4,248	793,272
Criteo S.A. (ADR)*	86,310	3,499,871
Cvent, Inc.*	695	25,124
Dealertrack Technologies, Inc.*	87,494	4,303,829
Demandware, Inc.*	2,724	174,499
Dice Holdings, Inc.*	5,734	42,776
E2open, Inc.*	2,450	57,747
eGain Corp.*	1,977	13,958
Endurance International Group Holdings, Inc.*	2,406	31,302
Envestnet, Inc.*	3,526	141,675
Everyday Health, Inc.*	44,531	622,989
Global Eagle Entertainment, Inc.*	4,210	66,434
Gogo, Inc.*	919	18,876
j2 Global, Inc.	6,822	341,441
Liquidity Services, Inc.*	3,718	96,854
LivePerson, Inc.*	8,236	99,409
LogMeIn, Inc.*	15,535	697,366
Marin Software, Inc.*	1,398	14,777
Marketo, Inc.*	1,147	37,472
MercadoLibre, Inc.	14,041	1,335,440
Millennial Media, Inc.*	5,349	37,015
Move, Inc.*	5,961	68,909
Net Element International, Inc.*	400	1,388
NIC, Inc.	9,716	187,616
OpenTable, Inc.*	25,425	1,955,945
Perficient, Inc.*	591	10,709
Reis, Inc.*	1,240	22,382
Rocket Fuel, Inc.*	595	25,514
SciQuest, Inc.*	3,410	92,121
Shutterstock, Inc.*	768	55,764
Sohu.com, Inc.*	14,432	939,379
Spark Networks, Inc.*	2,668	13,954
SPS Commerce, Inc.*	2,398	147,357
Stamps.com, Inc.*	2,034	68,261
support.com, Inc.*	8,335	21,254
Textura Corp.*	630	15,882
Travelzoo, Inc.*	1,177	26,953
Tremor Video, Inc.*	730	3,008
Trulia, Inc.*	4,145	137,614
Unwired Planet, Inc.*	10,783	23,399
Vistaprint N.V.*	4,825	237,487
Vocus, Inc.*	282	3,759
Web.com Group, Inc.*	6,204	211,122
WebMD Health Corp.*	4,260	176,364

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Wix.com Ltd.*	917	$21,063
XO Group, Inc.*	4,049	41,057
Xoom Corp.*	41,742	814,804
Yelp, Inc.*	4,826	371,264
Youku Tudou, Inc. (ADR)*	50,374	1,412,487
YuMe, Inc.*	429	3,136
Zillow, Inc., Class A*	24,242	2,135,720
Zix Corp.*	9,479	39,243

		31,720,591

IT Services (1.4%)
Acxiom Corp.*	2,779	95,584
Blackhawk Network Holdings, Inc.*	1,731	42,219
Cardtronics, Inc.*	6,652	258,430
Cass Information Systems, Inc.	1,538	79,299
Computer Task Group, Inc.	2,364	40,164
CSG Systems International, Inc.	2,770	72,131
Datalink Corp.*	2,927	40,773
EPAM Systems, Inc.*	3,277	107,813
Euronet Worldwide, Inc.*	7,375	306,726
EVERTEC, Inc.	4,419	109,149
ExlService Holdings, Inc.*	4,876	150,717
Forrester Research, Inc.	1,873	67,147
Hackett Group, Inc.	1,326	7,929
Heartland Payment Systems, Inc.	5,374	222,752
Higher One Holdings, Inc.*	4,782	34,574
iGATE Corp.*	5,213	164,418
Lionbridge Technologies, Inc.*	7,999	53,673
Luxoft Holding, Inc.*	20,189	708,029
MAXIMUS, Inc.	10,139	454,836
MoneyGram International, Inc.*	839	14,808
Planet Payment, Inc.*	6,385	17,495
QIWI plc (ADR)	41,049	1,422,349
Sapient Corp.*	16,361	279,119
ServiceSource International, Inc.*	9,119	76,964
Syntel, Inc.*	2,283	205,242
TeleTech Holdings, Inc.*	1,959	48,015
Unisys Corp.*	347	10,570
Virtusa Corp.*	3,405	114,102
WEX, Inc.*	5,764	547,868

		5,752,895

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Energy Industries, Inc.*	5,515	135,118
Ambarella, Inc.*	13,887	370,922
Applied Micro Circuits Corp.*	10,941	108,316
Cabot Microelectronics Corp.*	3,661	161,084
Cavium, Inc.*	7,597	332,217
Cirrus Logic, Inc.*	3,848	76,460
Cypress Semiconductor Corp.*	22,020	226,145
Diodes, Inc.*	4,193	109,521
Entegris, Inc.*	3,189	38,619
Exar Corp.*	5,722	68,378
GT Advanced Technologies, Inc.*	16,750	285,588
Hittite Microwave Corp.	4,653	293,325
Inphi Corp.*	1,513	24,344
Integrated Device Technology, Inc.*	5,789	70,799
Integrated Silicon Solution, Inc.*	21,100	328,105
Intermolecular, Inc.*	2,620	7,336
Lattice Semiconductor Corp.*	4,541	35,601
MA-COM Technology Solutions Holdings, Inc.*	1,490	30,620
MaxLinear, Inc., Class A*	3,733	35,389
Micrel, Inc.	6,953	77,039
Microsemi Corp.*	10,669	267,045
Monolithic Power Systems, Inc.*	23,180	898,689
MoSys, Inc.*	6,190	28,103
Nanometrics, Inc.*	2,386	42,876
NVE Corp.*	727	41,468
OmniVision Technologies, Inc.*	712	12,602
PDF Solutions, Inc.*	3,762	68,356
Peregrine Semiconductor Corp.*	4,006	24,236
PLX Technology, Inc.*	6,374	38,563
PMC-Sierra, Inc.*	13,051	99,318
Power Integrations, Inc.	4,295	282,525
Rambus, Inc.*	16,709	179,622
RF Micro Devices, Inc.*	36,315	286,162
Rubicon Technology, Inc.*	299	3,376
Rudolph Technologies, Inc.*	838	9,562
Semtech Corp.*	9,910	251,119
Silicon Image, Inc.*	11,535	79,592
Spansion, Inc., Class A*	18,680	325,406
SunEdison, Inc.*	39,593	745,932
SunPower Corp.*	6,095	196,625
Synaptics, Inc.*	4,812	288,816
Tessera Technologies, Inc.	72,657	1,716,884
TriQuint Semiconductor, Inc.*	2,465	33,006
Ultra Clean Holdings, Inc.*	37,179	488,904
Ultratech, Inc.*	4,144	120,963
Veeco Instruments, Inc.*	1,326	55,599

		9,400,275

Software (5.1%)
ACI Worldwide, Inc.*	5,916	350,168
Actuate Corp.*	6,801	40,942
Advent Software, Inc.	4,891	143,600
American Software, Inc., Class A	3,548	36,083
Aspen Technology, Inc.*	13,149	556,992
AVG Technologies N.V.*	3,585	75,142
Barracuda Networks, Inc.*	457	15,511
Blackbaud, Inc.	6,739	210,931
Bottomline Technologies (DE), Inc.*	5,665	199,125
BroadSoft, Inc.*	4,199	112,239
Callidus Software, Inc.*	6,046	75,696
CommVault Systems, Inc.*	6,905	448,480
Comverse, Inc.*	3,322	114,875
Covisint Corp.*	789	5,783
Cyan, Inc.*	235	1,003
Digimarc Corp.	902	28,323
Ebix, Inc.	3,445	58,806
Ellie Mae, Inc.*	43,433	1,252,607
EPIQ Systems, Inc.	236	3,217
ePlus, Inc.*	39	2,175
Fair Isaac Corp.	5,309	293,694
FireEye, Inc.*	22,096	1,360,450
FleetMatics Group plc*	24,166	808,352
Gigamon, Inc.*	406	12,338
Glu Mobile, Inc.*	9,157	43,404
Guidance Software, Inc.*	2,407	26,621
Guidewire Software, Inc.*	40,098	1,966,806
Imperva, Inc.*	14,369	800,353
Infoblox, Inc.*	7,932	159,116
Interactive Intelligence Group, Inc.*	2,322	168,345
Jive Software, Inc.*	6,299	50,455
Manhattan Associates, Inc.*	11,587	405,893
Mavenir Systems, Inc.*	19,948	357,069
MicroStrategy, Inc., Class A*	1,357	156,584
Mitek Systems, Inc.*	3,550	13,739
Model N, Inc.*	1,227	12,405
Monotype Imaging Holdings, Inc.	5,727	172,612
NetScout Systems, Inc.*	5,350	201,053
Pegasystems, Inc.	2,605	92,009

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Progress Software Corp.*	3,869	$84,344
Proofpoint, Inc.*	20,659	766,036
PROS Holdings, Inc.*	3,366	106,063
PTC, Inc.*	17,783	630,052
QAD, Inc., Class A	796	16,262
Qlik Technologies, Inc.*	12,882	342,532
Qualys, Inc.*	2,241	56,989
Rally Software Development Corp.*	1,051	14,062
RealPage, Inc.*	42,991	780,717
Rosetta Stone, Inc.*	1,762	19,770
Sapiens International Corp. N.V.*	402	3,260
Silver Spring Networks, Inc.*	9,991	173,644
Solera Holdings, Inc.	60,356	3,822,948
SS&C Technologies Holdings, Inc.*	8,645	345,973
Synchronoss Technologies, Inc.*	4,362	149,573
Take-Two Interactive Software, Inc.*	11,965	262,392
Tangoe, Inc.*	4,635	86,165
TiVo, Inc.*	8,811	116,570
Tyler Technologies, Inc.*	4,688	392,292
Ultimate Software Group, Inc.*	4,120	564,440
Varonis Systems, Inc.*	534	19,096
VASCO Data Security International, Inc.*	1,846	13,919
Verint Systems, Inc.*	7,816	366,805
VirnetX Holding Corp.*	6,310	89,476
Vringo, Inc.*	82,399	285,925
Zynga, Inc., Class A*	148,318	637,767

		20,980,068

Technology Hardware, Storage & Peripherals (0.9%)
3D Systems Corp.*	17,755	1,050,209
Cray, Inc.*	27,970	1,043,840
Electronics for Imaging, Inc.*	3,737	161,849
Fusion-io, Inc.*	8,559	90,041
Immersion Corp.*	3,984	42,031
Nimble Storage, Inc.*	24,078	912,315
Silicon Graphics International Corp.*	5,063	62,174
Violin Memory, Inc.*	102,894	411,576

		3,774,035

Total Information Technology		81,611,274

Materials (2.5%)
Chemicals (1.3%)
Advanced Emissions Solutions, Inc.*	3,220	79,019
American Vanguard Corp.	4,277	92,597
Arabian American Development Co.*	2,837	30,781
Balchem Corp.	4,391	228,859
Calgon Carbon Corp.*	8,093	176,670
Chase Corp	278	8,765
Chemtura Corp.*	14,509	366,933
Ferro Corp.*	10,845	148,143
Flotek Industries, Inc.*	42,693	1,188,999
FutureFuel Corp.	759	15,408
H.B. Fuller Co.	7,437	359,058
Hawkins, Inc.	1,413	51,914
Innophos Holdings, Inc.	3,290	186,543
Innospec, Inc.	3,330	150,616
KMG Chemicals, Inc.	1,038	16,276
Koppers Holdings, Inc.	3,098	127,731
Landec Corp.*	3,930	43,859
LSB Industries, Inc.*	1,538	57,552
Marrone Bio Innovations, Inc.*	571	7,977
Olin Corp.	7,869	217,263
OM Group, Inc.	315	10,464
OMNOVA Solutions, Inc.*	7,009	72,753
Penford Corp.*	212	3,044
PolyOne Corp.	14,756	540,955
Quaker Chemical Corp.	450	35,474
Stepan Co.	1,680	108,461
Taminco Corp.*	2,130	44,751
Tredegar Corp.	1,370	31,524
Tronox Ltd., Class A	24,610	584,979
Zep, Inc.	1,331	23,559

		5,010,927

Construction Materials (0.5%)
Eagle Materials, Inc.	19,817	1,756,975
Headwaters, Inc.*	10,944	144,570
Texas Industries, Inc.*	3,002	269,039
United States Lime & Minerals, Inc.	265	14,920
US Concrete, Inc.*	2,144	50,384

		2,235,888

Containers & Packaging (0.1%)
AEP Industries, Inc.*	668	24,783
Berry Plastics Group, Inc.*	8,295	192,029
Graphic Packaging Holding Co.*	28,995	294,589
Myers Industries, Inc.	506	10,080

		521,481

Metals & Mining (0.3%)
AK Steel Holding Corp.*	69,340	500,634
AMCOL International Corp.	1,602	73,340
Coeur Mining, Inc.*	5,585	51,885
Globe Specialty Metals, Inc.	523	10,889
Gold Resource Corp.	4,918	23,508
Handy & Harman Ltd.*	758	16,684
Hecla Mining Co.	7,369	22,623
Materion Corp.	1,627	55,204
Midway Gold Corp.*	13,991	14,691
Olympic Steel, Inc.	357	10,246
Paramount Gold and Silver Corp.*	21,440	26,371
Schnitzer Steel Industries, Inc., Class A	204	5,885
U.S. Silica Holdings, Inc.	3,212	122,602
Walter Energy, Inc.	3,401	25,712
Worthington Industries, Inc.	7,819	299,076

		1,259,350

Paper & Forest Products (0.3%)
Boise Cascade Co.*	1,815	51,982
Clearwater Paper Corp.*	2,479	155,359
Deltic Timber Corp.	1,664	108,543
KapStone Paper and Packaging Corp.*	12,149	350,376
Louisiana-Pacific Corp.*	14,853	250,570
Neenah Paper, Inc.	275	14,223
P.H. Glatfelter Co.	5,735	156,107
Schweitzer-Mauduit International, Inc.	3,400	144,806
Wausau Paper Corp.	7,004	89,161

		1,321,127

Total Materials		10,348,773

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	13,106	141,676
Atlantic Tele-Network, Inc.	1,417	93,409
Cbeyond, Inc.*	350	2,538
Cincinnati Bell, Inc.*	10,364	35,859
Cogent Communications Group, Inc.	6,993	248,461
Consolidated Communications Holdings, Inc.	5,998	120,020
FairPoint Communications, Inc.*	2,657	36,135
General Communication, Inc., Class A*	4,762	54,334

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
HickoryTech Corp.	2,046	$26,168
IDT Corp., Class B	2,071	34,503
inContact, Inc.*	7,428	71,309
Inteliquent, Inc.	1,949	28,319
Lumos Networks Corp.	2,343	31,326
magicJack VocalTec Ltd.*	49,695	1,055,025
Premiere Global Services, Inc.*	1,488	17,945
Straight Path Communications, Inc., Class B*	1,112	8,184
Towerstream Corp.*	7,693	18,079

		2,023,290

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.(b)*	1,729	4,357
NTELOS Holdings Corp.	2,329	31,442
RingCentral, Inc., Class A*	466	8,435
Shenandoah Telecommunications Co.	3,230	104,296

		148,530

Total Telecommunication Services		2,171,820

Utilities (0.0%)
Electric Utilities (0.0%)
UNS Energy Corp.	383	22,991

Gas Utilities (0.0%)
South Jersey Industries, Inc.	909	50,986

Water Utilities (0.0%)
American States Water Co.	510	16,468
Pure Cycle Corp.*	2,561	15,494
SJW Corp.	634	18,741
York Water Co.	1,348	27,499

		78,202

Total Utilities		152,179

Total Common Stocks (81.2%) (Cost $260,022,746)		333,797,055

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%(b)*†	139,552	—

Total Preferred Stock (0.0%) (Cost $633,566)		—

	Number of Warrants	Value (Note1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	855	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (81.2%) (Cost $260,656,312)		333,797,055
Other Assets Less Liabilities (18.8%)		77,531,606

Net Assets (100%)		$411,328,661

*	Non-income producing.

†	Securities (totaling $37,864 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	583	June-14	$69,147,089	$68,240,150	$(906,939)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)(a)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$65,204,894	$5,130,761	$10,486		$70,346,141
Consumer Staples	12,879,960	—	—		12,879,960
Energy	7,936,330	—	—		7,936,330
Financials	26,296,015	4,383,184	—		30,679,199
Health Care	63,182,341	—	27,378		63,209,719
Industrials	52,948,700	1,512,960	—		54,461,660
Information Technology	81,611,274	—	—		81,611,274
Materials	10,348,773	—	—		10,348,773
Telecommunication Services	2,167,463	4,357	—		2,171,820
Utilities	152,179	—	—		152,179
Preferred Stocks
Consumer Discretionary	—	—	—	†	—
Warrants
Energy	—	—	—	†	—

Total Assets	$322,727,929	$11,031,262	$37,864		$333,797,055

Liabilities:
Futures	$(906,939)	$—	$—		$(906,939)

Total Liabilities	$(906,939)	$—	$—		$(906,939)

Total	$321,820,990	$11,031,262	$37,864		$332,890,116

†	Value is zero.

(a)	A security with a market value of $26,839 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$145,168,030
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$154,996,930

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,317,214
Aggregate gross unrealized depreciation	(13,448,161)

Net unrealized appreciation	$72,869,053

Federal income tax cost of investments	$260,928,002

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.6%)
Auto Components (4.2%)
American Axle & Manufacturing Holdings, Inc.*	3,771	$69,839
Cooper Tire & Rubber Co.	10,097	245,357
Dana Holding Corp.	26,055	606,300
Dorman Products, Inc.*	12,000	708,720
Federal-Mogul Corp.*	3,587	67,113
Fox Factory Holding Corp.*	908	17,161
Fuel Systems Solutions, Inc.*	2,525	27,169
Gentherm, Inc.*	104,000	3,610,880
Icahn Enterprises LP	73,800	7,581,474
Modine Manufacturing Co.*	8,546	125,199
Remy International, Inc.	2,531	59,782
Shiloh Industries, Inc.*	1,090	19,337
Spartan Motors, Inc.	6,080	31,251
Standard Motor Products, Inc.	1,023	36,593
Stoneridge, Inc.*	806	9,051
Superior Industries International, Inc.	4,237	86,816

		13,302,042

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,742	126,469
VOXX International Corp.*	3,356	45,910
Weyco Group, Inc.	1,108	29,938

		202,317

Diversified Consumer Services (0.4%)
Ascent Capital Group, Inc., Class A*	9,783	739,106
Bridgepoint Education, Inc.*	2,771	41,260
Career Education Corp.*	10,034	74,853
Corinthian Colleges, Inc.*	14,833	20,469
Houghton Mifflin Harcourt Co.*	1,257	25,555
JTH Holding, Inc., Class A*	78	2,164
Lincoln Educational Services Corp.	3,131	11,804
Matthews International Corp., Class A	2,795	114,064
Regis Corp.	8,491	116,327
Steiner Leisure Ltd.*	1,820	84,175
Universal Technical Institute, Inc.	3,937	50,984

		1,280,761

Hotels, Restaurants & Leisure (3.3%)
Apollo Global Management LLC, Class A	16,400	521,520
Biglari Holdings, Inc.*	263	128,210
Bob Evans Farms, Inc.	3,936	196,918
Bravo Brio Restaurant Group, Inc.*	190,295	2,685,062
Caesars Entertainment Corp.*	838	15,930
Carrols Restaurant Group, Inc.*	4,210	30,186
ClubCorp Holdings, Inc.	1,971	37,252
Del Frisco’s Restaurant Group, Inc.*	1,079	30,104
Denny’s Corp.*	3,856	24,794
Diamond Resorts International, Inc.*	1,768	29,968
DineEquity, Inc.	1,447	112,967
Einstein Noah Restaurant Group, Inc.	224	3,687
International Speedway Corp., Class A	5,007	170,188
Intrawest Resorts Holdings, Inc.*	1,582	20,629
Isle of Capri Casinos, Inc.*	3,888	29,821
Jack in the Box, Inc.*	1,543	90,944
Life Time Fitness, Inc.*	3,659	175,998
Luby’s, Inc.*	3,518	21,671
Marcus Corp.	3,518	58,751
Marriott Vacations Worldwide Corp.*	5,251	293,583
Monarch Casino & Resort, Inc.*	729	13,508
Morgans Hotel Group Co.*	2,909	23,388
Noodles & Co.*	278	10,973
Orient-Express Hotels Ltd., Class A*	17,173	247,463
Pinnacle Entertainment, Inc.*	548	12,988
Potbelly Corp.*	365	6,522
Red Robin Gourmet Burgers, Inc.*	326	23,368
Ruby Tuesday, Inc.*	11,047	61,974
Scientific Games Corp., Class A*	2,192	30,096
Sonic Corp.*	2,129	48,520
Speedway Motorsports, Inc	2,057	38,528
Town Sports International Holdings, Inc.	4,351	36,940
Tropicana Entertainment, Inc.*	61,200	1,131,588
Wendy’s Co.	430,000	3,921,600

		10,285,639

Household Durables (2.6%)
Bassett Furniture Industries, Inc.	1,907	28,319
Beazer Homes USA, Inc.*	2,029	40,742
Brookfield Residential Properties, Inc.*	101,000	2,117,970
Cavco Industries, Inc.*	125	9,806
CSS Industries, Inc.	1,519	41,013
Ethan Allen Interiors, Inc.	663	16,873
Flexsteel Industries, Inc.	864	32,504
Helen of Troy Ltd.*	5,739	397,311
Hooker Furniture Corp.	1,878	29,410
Hovnanian Enterprises, Inc., Class A*	6,230	29,468
Installed Building Products, Inc.*	284	3,962
Jarden Corp.*	76,000	4,547,080
La-Z-Boy, Inc.	6,950	188,345
LGI Homes, Inc.*	754	13,007
Lifetime Brands, Inc.	1,823	32,559
M.D.C. Holdings, Inc.	5,665	160,206
M/I Homes, Inc.*	3,169	71,049
Meritage Homes Corp.*	1,261	52,811
NACCO Industries, Inc., Class A	853	46,241
New Home Co., Inc.*	543	7,732
Skullcandy, Inc.*	3,227	29,624
Standard Pacific Corp.*	26,726	222,093
TRI Pointe Homes, Inc.*	2,558	41,516
UCP, Inc., Class A*	979	14,744
Universal Electronics, Inc.*	2,519	96,704
WCI Communities, Inc.*	546	10,789
ZAGG, Inc.*	5,621	25,969

		8,307,847

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A*	589	3,316
Expedia, Inc.	3,000	217,500
FTD Cos., Inc.*	3,345	106,404
Liberty Ventures*	7,900	1,029,607
RetailMeNot, Inc.*	463	14,816
ValueVision Media, Inc., Class A*	968	4,705

		1,376,348

Leisure Products (0.1%)
Black Diamond, Inc.*	4,044	49,458
Brunswick Corp.	914	41,395
Callaway Golf Co.	13,579	138,777
JAKKS Pacific, Inc.	3,446	24,880
Johnson Outdoors, Inc., Class A	842	21,404
LeapFrog Enterprises, Inc.*	11,609	87,068
Malibu Boats, Inc., Class A*	363	8,066

		371,048

Media (3.3%)
AH Belo Corp., Class A	3,389	39,245

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
AMC Entertainment Holdings, Inc., Class A*	2,831	$68,652
Beasley Broadcasting Group, Inc., Class A	731	6,652
Carmike Cinemas, Inc.*	3,023	90,267
Central European Media Enterprises Ltd., Class A*	13,918	40,919
Crown Media Holdings, Inc., Class A*	4,987	19,150
Cumulus Media, Inc., Class A*	3,884	26,838
Daily Journal Corp.*	159	27,502
Dex Media, Inc.*	3,035	27,922
DreamWorks Animation SKG, Inc., Class A*	103,800	2,755,890
Entercom Communications Corp., Class A*	4,325	43,553
EW Scripps Co., Class A*	5,656	100,224
Global Sources Ltd.*	2,922	26,181
Gray Television, Inc.*	8,520	88,352
Harte-Hanks, Inc.	7,849	69,385
Journal Communications, Inc., Class A*	7,995	70,836
Live Nation Entertainment, Inc.*	164,549	3,578,941
Loral Space & Communications, Inc.*	6,000	424,380
Martha Stewart Living Omnimedia, Inc., Class A*	4,380	19,841
McClatchy Co., Class A*	2,259	14,503
MDC Partners, Inc., Class A	4,668	106,524
Media General, Inc., Class A*	3,556	65,324
Meredith Corp.	6,462	300,031
National CineMedia, Inc.	7,813	117,195
New York Times Co., Class A	23,249	398,023
Promotora de Informaciones S.A. (Prisa) (ADR)*	39,125	88,422
Promotora de Informaciones S.A. (Prisa) (ADR), Class B*	92,474	323,659
Reading International, Inc., Class A*	3,130	22,943
Rentrak Corp.*	113	6,812
Saga Communications, Inc., Class A .	634	31,503
Salem Communications Corp., Class A	1,818	18,162
Scholastic Corp.	4,718	162,677
SFX Entertainment, Inc.*	1,944	13,705
Sizmek, Inc.*	4,391	46,676
Starz, Class A*	31,900	1,029,732
World Wrestling Entertainment, Inc., Class A	4,692	135,505

		10,406,126

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	337	3,700
Burlington Stores, Inc.*	1,269	37,461
Fred’s, Inc., Class A	6,621	119,244
Gordmans Stores, Inc.	1,280	6,989
Sears Canada, Inc.	28,000	415,800
Tuesday Morning Corp.*	7,747	109,620

		692,814

Specialty Retail (3.2%)
America’s Car-Mart, Inc.*	344	12,632
Asbury Automotive Group, Inc.*	678	37,500
Barnes & Noble, Inc.*	6,755	141,179
bebe stores, Inc.	6,261	38,317
Body Central Corp.*	2,947	3,153
Brown Shoe Co., Inc.	2,983	79,169
Cato Corp., Class A	4,026	108,863
Children’s Place Retail Stores, Inc.	2,724	135,682
Citi Trends, Inc.*	2,608	42,484
Conn’s, Inc.*	90,000	3,496,500
Container Store Group, Inc.*	1,172	39,789
Destination Maternity Corp.	264	7,234
Destination XL Group, Inc.*	7,558	42,627
Finish Line, Inc., Class A	5,797	157,041
Genesco, Inc.*	1,228	91,572
Group 1 Automotive, Inc.	3,913	256,928
Haverty Furniture Cos., Inc.	2,720	80,784
hhgregg, Inc.*	2,190	21,046
Jos. A. Bank Clothiers, Inc.*	4,290	275,847
Kirkland’s, Inc.*	729	13,479
MarineMax, Inc.*	4,420	67,140
Men’s Wearhouse, Inc.	8,541	418,338
New York & Co., Inc.*	2,088	9,166
Office Depot, Inc.*	75,241	310,745
Pacific Sunwear of California, Inc.*	662	1,966
Penske Automotive Group, Inc.	19,900	850,924
PEP Boys-Manny, Moe & Jack*	9,627	122,455
RadioShack Corp.*	18,168	38,516
Rent-A-Center, Inc.	9,602	255,413
Sears Hometown and Outlet Stores, Inc.*	37,395	884,392
Select Comfort Corp.*	619	11,192
Shoe Carnival, Inc.	2,717	62,600
Sonic Automotive, Inc., Class A	77,262	1,736,850
Stage Stores, Inc.	5,844	142,886
Stein Mart, Inc.	2,393	33,526
Systemax, Inc.*	1,905	28,404
Tilly’s, Inc., Class A*	93	1,088
Trans World Entertainment Corp.	1,684	6,113
West Marine, Inc.*	3,000	34,110
Zale Corp.*	5,894	123,244

		10,220,894

Textiles, Apparel & Luxury Goods (0.8%)
American Apparel, Inc.*	7,055	3,535
Columbia Sportswear Co.	2,324	192,079
Crocs, Inc.*	2,211	34,492
Culp, Inc.	150	2,961
G-III Apparel Group Ltd.*	737	52,754
Iconix Brand Group, Inc.*	4,673	183,509
Jones Group, Inc.	14,392	215,448
Kate Spade & Co.*	21,592	800,847
Movado Group, Inc.	14,621	665,986
Perry Ellis International, Inc.*	2,235	30,709
Quiksilver, Inc.*	6,512	48,905
R.G. Barry Corp.	1,637	30,907
Skechers U.S.A., Inc., Class A*	6,961	254,355
Unifi, Inc.*	2,691	62,081
Vince Holding Corp.*	1,124	29,629

		2,608,197

Total Consumer Discretionary		59,054,033

Consumer Staples (2.9%)
Beverages (0.0%)
Craft Brew Alliance, Inc.*	1,171	17,881

Food & Staples Retailing (0.6%)
Andersons, Inc.	5,037	298,392
Fairway Group Holdings Corp.*	1,718	13,126
Ingles Markets, Inc., Class A	2,160	51,451
Pantry, Inc.*	3,995	61,283
Rite Aid Corp.*	51,673	323,990
Roundy’s, Inc.	5,148	35,418
Spartan Stores, Inc.	6,631	153,906
SUPERVALU, Inc.*	9,671	66,150

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Susser Holdings Corp.*	13,200	$824,604
Village Super Market, Inc., Class A	398	10,507
Weis Markets, Inc.	1,998	98,401

		1,937,228

Food Products (1.5%)
Alico, Inc.	60	2,262
Boulder Brands, Inc.*	581	10,237
Cal-Maine Foods, Inc.	406	25,489
Chiquita Brands International, Inc.*	8,392	104,480
Darling International, Inc.*	165,915	3,321,618
Diamond Foods, Inc.*	3,955	138,148
Fresh Del Monte Produce, Inc.	6,765	186,511
Griffin Land & Nurseries, Inc.	449	13,578
John B. Sanfilippo & Son, Inc.	1,429	32,896
Omega Protein Corp.*	3,317	40,036
Post Holdings, Inc.*	6,925	381,706
Seaboard Corp.*	48	125,830
Seneca Foods Corp., Class A*	1,452	45,709
Snyder’s-Lance, Inc.	7,271	204,970
Tootsie Roll Industries, Inc.	264	7,907
TreeHouse Foods, Inc.*	2,273	163,633

		4,805,010

Household Products (0.1%)
Central Garden & Pet Co., Class A*	6,661	55,086
Harbinger Group, Inc.*	6,036	73,820
Oil-Dri Corp. of America	638	22,037
Orchids Paper Products Co.	172	5,263

		156,206

Personal Products (0.6%)
Elizabeth Arden, Inc.*	723	21,336
Inter Parfums, Inc.	46,509	1,684,091
Nature’s Sunshine Products, Inc.	1,947	26,829
Nutraceutical International Corp.*	1,521	39,531
Revlon, Inc., Class A*	1,409	36,000
Synutra International, Inc.*	241	1,612

		1,809,399

Tobacco (0.1%)
Alliance One International, Inc.*	19,319	56,412
Universal Corp.	2,761	154,312
Vector Group Ltd.	4,502	96,973

		307,697

Total Consumer Staples		9,033,421

Energy (8.9%)
Energy Equipment & Services (6.9%)
Basic Energy Services, Inc.*	5,374	147,301
Bolt Technology Corp.	1,533	30,307
Bristow Group, Inc.	6,537	493,674
C&J Energy Services, Inc.*	8,118	236,721
Cal Dive International, Inc.(b)*	17,334	29,468
CARBO Ceramics, Inc.	2,021	278,878
CHC Group Ltd.*	4,334	32,028
Dawson Geophysical Co.	1,440	40,334
Era Group, Inc.*	3,643	106,776
Exterran Holdings, Inc.	10,363	454,728
Forum Energy Technologies, Inc.*	3,588	111,156
Gulf Island Fabrication, Inc.	2,586	55,884
Gulfmark Offshore, Inc., Class A	4,816	216,431
Helix Energy Solutions Group, Inc.*	19,058	437,953
Hercules Offshore, Inc.*	28,450	130,586
Hornbeck Offshore Services, Inc.*	86,112	3,600,343
ION Geophysical Corp.*	18,960	79,822
Key Energy Services, Inc.*	27,419	253,352
Matrix Service Co.*	96,555	3,261,628
Mitcham Industries, Inc.*	109,315	1,523,851
Natural Gas Services Group, Inc.*	92,206	2,779,089
Newpark Resources, Inc.*	2,998	34,327
North American Energy Partners, Inc.	310,000	2,232,000
North Atlantic Drilling Ltd.	9,358	82,725
Nuverra Environmental Solutions, Inc.*	2,469	50,096
Parker Drilling Co.*	291,596	2,067,416
PHI, Inc. (Non-Voting)*	2,119	93,745
Pioneer Energy Services Corp.*	11,091	143,628
SEACOR Holdings, Inc.*	3,316	286,569
Tesco Corp.*	5,449	100,807
TETRA Technologies, Inc.*	14,034	179,635
TGC Industries, Inc.*	155	922
Tidewater, Inc.	40,000	1,944,800
Vantage Drilling Co.*	36,423	62,283
Willbros Group, Inc.*	7,210	90,990

		21,670,253

Oil, Gas & Consumable Fuels (2.0%)
Adams Resources & Energy, Inc.	345	19,982
Alon USA Energy, Inc.	4,265	63,719
Alpha Natural Resources, Inc.*	39,457	167,692
Apco Oil and Gas International, Inc.*	1,322	19,103
Approach Resources, Inc.*	2,801	58,569
Arch Coal, Inc.	37,910	182,726
Athlon Energy, Inc.*	2,029	71,928
Bill Barrett Corp.*	6,221	159,258
BPZ Resources, Inc.*	21,370	67,957
Callon Petroleum Co.*	7,182	60,113
Carrizo Oil & Gas, Inc.*	1,198	64,045
Clayton Williams Energy, Inc.*	1,067	120,582
Cloud Peak Energy, Inc.*	10,948	231,441
Comstock Resources, Inc.	8,692	198,612
Contango Oil & Gas Co.*	2,227	106,317
Delek U.S. Holdings, Inc.	2,357	68,447
Emerald Oil, Inc.*	10,233	68,766
Endeavour International Corp.*	9,168	29,796
Energy XXI Bermuda Ltd.	13,129	309,451
EPL Oil & Gas, Inc.*	3,613	139,462
Equal Energy Ltd.	6,435	29,472
EXCO Resources, Inc.	15,262	85,467
Forest Oil Corp.*	19,140	36,557
Frontline Ltd.*	10,126	39,795
GasLog Ltd.	5,460	127,163
Green Plains Renewable Energy, Inc.	4,511	135,150
Halcon Resources Corp.*	41,411	179,310
Hallador Energy Co.	1,563	13,364
Jones Energy, Inc., Class A*	1,274	19,288
Knightsbridge Tankers Ltd.	5,535	74,999
L&L Energy, Inc.(b)*†	3,656	6,142
Magnum Hunter Resources Corp.*	21,142	179,707
Matador Resources Co.*	10,438	255,627
Midstates Petroleum Co., Inc.*	6,061	32,487
Miller Energy Resources, Inc.*	5,501	32,346
Nordic American Tankers Ltd.	13,716	134,965
Northern Oil and Gas, Inc.*	11,600	169,592
Panhandle Oil and Gas, Inc., Class A	51	2,224
PDC Energy, Inc.*	6,397	398,277
Penn Virginia Corp.*	9,901	173,168
PetroQuest Energy, Inc.*	594	3,386
Quicksilver Resources, Inc.*	18,914	49,744
Renewable Energy Group, Inc.*	3,066	36,731
Resolute Energy Corp.*	12,314	88,661
REX American Resources Corp.*	894	51,003
RSP Permian, Inc.*	2,509	72,485

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sanchez Energy Corp.*	6,397	$189,543
Scorpio Tankers, Inc.	33,131	330,316
SemGroup Corp., Class A	546	35,861
Ship Finance International Ltd.	10,283	184,786
Stone Energy Corp.*	8,984	377,058
Swift Energy Co.*	7,926	85,284
Teekay Tankers Ltd., Class A	11,315	40,055
Triangle Petroleum Corp.*	10,078	83,043
Ur-Energy, Inc.*	18,289	28,348
VAALCO Energy, Inc.*	5,206	44,511
W&T Offshore, Inc.	6,366	110,195
Warren Resources, Inc.*	13,117	62,962
Western Refining, Inc.	4,296	165,826
Westmoreland Coal Co.*	2,121	63,163
ZaZa Energy Corp.*	2,618	1,969

		6,437,996

Total Energy		28,108,249

Financials (30.0%)
Banks (7.9%)
1st Source Corp.	2,756	88,440
1st United Bancorp, Inc./Florida	5,336	40,874
Access National Corp.	1,336	21,657
American National Bankshares, Inc.	1,443	33,939
Ameris Bancorp*	4,549	105,992
Ames National Corp.	1,694	37,336
Arrow Financial Corp.	1,988	52,563
BancFirst Corp.	1,303	73,789
Banco Latinoamericano de Comercio Exterior S.A., Class E	5,327	140,686
Bancorp, Inc./Delaware*	5,956	112,032
BancorpSouth, Inc.	17,198	429,262
Bank of Kentucky Financial Corp.	1,113	41,782
Bank of Marin Bancorp/California	1,068	48,081
Bank of the Ozarks, Inc.	1,608	109,440
Banner Corp.	3,459	142,545
Bar Harbor Bankshares	754	28,916
BBCN Bancorp, Inc.	14,205	243,474
BNC Bancorp	3,300	57,189
BOK Financial Corp.	3,800	262,390
Boston Private Financial Holdings, Inc.	14,275	193,141
Bridge Bancorp, Inc.	2,052	54,809
Bridge Capital Holdings*	1,722	40,915
Bryn Mawr Bank Corp.	2,476	71,135
C&F Financial Corp.	607	20,116
Camden National Corp.	1,404	57,845
Capital Bank Financial Corp., Class A*	4,128	103,654
Capital City Bank Group, Inc.	2,236	29,694
Cardinal Financial Corp.	5,850	104,305
Cascade Bancorp*	1,154	6,462
Cathay General Bancorp	54,219	1,365,777
Center Bancorp, Inc.	2,143	40,717
Centerstate Banks, Inc.	5,455	59,569
Central Pacific Financial Corp.	3,956	79,911
Century Bancorp, Inc./Massachusetts, Class A	614	20,944
Chemical Financial Corp.	5,314	172,439
Chemung Financial Corp.	660	17,899
Citizens & Northern Corp.	2,307	45,471
City Holding Co.	2,874	128,928
CNB Financial Corp./Pennsylvania	2,640	46,675
CoBiz Financial, Inc.	6,404	73,774
Columbia Banking System, Inc.	9,183	261,899
Community Bank System, Inc.	7,255	283,090
Community Trust Bancorp, Inc.	2,582	107,101
CommunityOne Bancorp*	1,860	20,869
ConnectOne Bancorp, Inc.*	302	14,786
CU Bancorp*	1,675	30,820
Customers Bancorp, Inc.*	3,641	75,988
CVB Financial Corp.	16,588	263,749
Eagle Bancorp, Inc.*	4,043	145,952
East West Bancorp, Inc.	64,000	2,336,000
Enterprise Bancorp, Inc./Massachusetts	1,305	26,544
Enterprise Financial Services Corp.	3,518	70,606
F.N.B. Corp./Pennsylvania	28,324	379,542
Farmers Capital Bank Corp.*	1,327	29,804
Fidelity Southern Corp.	2,646	36,965
Financial Institutions, Inc.	2,522	58,056
First Bancorp, Inc./Maine	1,812	29,536
First Bancorp/North Carolina	3,560	67,640
First BanCorp/Puerto Rico*	13,162	71,601
First Busey Corp.	13,186	76,479
First Commonwealth Financial Corp.	17,619	159,276
First Community Bancshares, Inc./Virginia	3,119	51,027
First Connecticut Bancorp, Inc./Connecticut	3,043	47,653
First Financial Bancorp	10,514	189,042
First Financial Bankshares, Inc.	1,841	113,755
First Financial Corp./Indiana	2,062	69,448
First Financial Holdings, Inc.	4,337	271,583
First Interstate Bancsystem, Inc.	3,066	86,522
First Merchants Corp.	6,361	137,652
First Midwest Bancorp, Inc./Illinois	13,608	232,425
First NBC Bank Holding Co.*	775	27,016
First of Long Island Corp.	1,443	58,600
First Security Group, Inc./Tennessee*	11,998	24,956
FirstMerit Corp.	30,014	625,192
Flushing Financial Corp.	5,644	118,919
German American Bancorp, Inc.	2,304	66,563
Glacier Bancorp, Inc.	13,011	378,230
Great Southern Bancorp, Inc.	1,898	56,997
Guaranty Bancorp	2,610	37,192
Hampton Roads Bankshares, Inc.*	5,996	9,534
Hancock Holding Co.	15,286	560,232
Hanmi Financial Corp.	5,600	130,480
Heartland Financial USA, Inc.	2,708	73,089
Heritage Commerce Corp.	3,720	29,983
Heritage Financial Corp./Washington	2,754	46,598
Heritage Oaks Bancorp*	3,845	31,068
Home BancShares, Inc./Arkansas	5,998	206,451
Home Federal Bancorp, Inc./Idaho	2,603	40,503
HomeTrust Bancshares, Inc.*	3,717	58,654
Horizon Bancorp/Indiana	1,582	35,247
Hudson Valley Holding Corp.	2,994	57,036
IBERIABANK Corp.	5,363	376,214
Independent Bank Corp./Massachusetts	4,269	168,071
Independent Bank Group, Inc.	705	41,419
International Bancshares Corp.	9,637	241,696
Intervest Bancshares Corp., Class A*	3,160	23,542
Investors Bancorp, Inc.	8,133	224,796
Lakeland Bancorp, Inc.	6,522	73,372
Lakeland Financial Corp.	2,997	120,539
LCNB Corp.	1,337	23,130
Macatawa Bank Corp.	4,297	21,657
MainSource Financial Group, Inc.	3,712	63,475

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
MB Financial, Inc.	9,880	$305,885
Mercantile Bank Corp.	1,563	32,229
Merchants Bancshares, Inc./Vermont	1,034	33,719
Metro Bancorp, Inc.*	2,544	53,780
Middleburg Financial Corp.	959	16,888
MidSouth Bancorp, Inc.	1,498	25,211
MidWestOne Financial Group, Inc.	1,234	31,146
National Bank Holdings Corp., Class A	8,079	162,146
National Bankshares, Inc./Virginia	1,266	46,222
National Penn Bancshares, Inc.	21,107	220,568
NBT Bancorp, Inc.	7,925	193,845
NewBridge Bancorp*	4,504	32,159
Northrim BanCorp, Inc.	1,177	30,237
OFG Bancorp	8,196	140,889
Old National Bancorp/Indiana	18,333	273,345
OmniAmerican Bancorp, Inc.	2,072	47,221
Pacific Continental Corp.	3,252	44,748
Pacific Premier Bancorp, Inc.*	2,950	47,613
PacWest Bancorp	6,828	293,672
Palmetto Bancshares, Inc.*	730	10,286
Park National Corp.	2,113	162,469
Park Sterling Corp.	8,065	53,632
Peapack-Gladstone Financial Corp.	1,981	43,582
Penns Woods Bancorp, Inc.	844	41,170
Peoples Bancorp, Inc./Ohio	1,971	48,743
Pinnacle Financial Partners, Inc.	6,294	235,962
Preferred Bank/California*	2,091	54,282
PrivateBancorp, Inc.	11,680	356,357
Prosperity Bancshares, Inc.	10,924	722,623
Renasant Corp.	5,491	159,514
Republic Bancorp, Inc./Kentucky, Class A	1,880	42,488
S&T Bancorp, Inc.	5,413	128,288
Sandy Spring Bancorp, Inc.	4,552	113,709
Seacoast Banking Corp. of Florida*	.3,014	33,154
Sierra Bancorp	2,201	35,040
Simmons First National Corp., Class A	3,005	111,996
Southside Bancshares, Inc.	3,281	102,958
Southwest Bancorp, Inc./Oklahoma	3,554	62,764
State Bank Financial Corp.	5,797	102,549
Sterling Bancorp/Delaware	15,016	190,103
Sterling Financial Corp./Washington	6,083	202,746
Suffolk Bancorp*	2,076	46,295
Sun Bancorp, Inc./New Jersey*	7,163	24,068
Susquehanna Bancshares, Inc.	33,686	383,684
SY Bancorp, Inc.	2,551	80,714
Talmer Bancorp, Inc., Class A*	3,060	44,798
Taylor Capital Group, Inc.*	3,147	75,276
Texas Capital Bancshares, Inc.*	7,371	478,673
Tompkins Financial Corp.	2,653	129,891
TowneBank/Virginia	4,827	74,867
Trico Bancshares	2,922	75,767
Tristate Capital Holdings, Inc.*	1,204	17,109
Trustmark Corp.	12,178	308,712
UMB Financial Corp.	6,461	418,027
Umpqua Holdings Corp.	20,227	377,031
Union First Market Bankshares Corp.	7,627	193,878
United Bankshares, Inc./West Virginia	7,116	217,892
United Community Banks, Inc./Georgia*	7,696	149,379
Univest Corp. of Pennsylvania	3,080	63,202
VantageSouth Bancshares, Inc.*	2,137	15,023
ViewPoint Financial Group, Inc.	7,181	207,172
Washington Banking Co.	2,831	50,335
Washington Trust Bancorp, Inc.	2,650	99,295
Webster Financial Corp.	16,302	506,340
WesBanco, Inc.	4,650	148,009
West Bancorp, Inc.	2,600	39,494
Westamerica Bancorp	4,897	264,830
Western Alliance Bancorp*	13,334	328,016
Wilshire Bancorp, Inc.	12,330	136,863
Wintrust Financial Corp.	7,769	378,040
Yadkin Financial Corp.*	2,583	55,302

		25,034,348

Capital Markets (2.7%)
Apollo Investment Corp.	40,607	337,444
Arlington Asset Investment Corp., Class A	1,769	46,843
BlackRock Kelso Capital Corp.	13,661	125,271
Calamos Asset Management, Inc., Class A	3,623	46,845
Capital Southwest Corp.	2,483	86,210
Capitala Finance Corp.	598	11,529
CIFC Corp.	1,226	9,980
Cowen Group, Inc., Class A*	17,523	77,276
Dundee Corp., Class A*	137,200	1,965,116
FBR & Co.*	1,416	36,575
Federated Investors, Inc., Class B	14,600	445,884
Fidus Investment Corp.	2,519	48,642
Fifth Street Finance Corp.	24,795	234,561
Firsthand Technology Value Fund, Inc.	1,627	34,736
Garrison Capital, Inc.	1,073	15,162
GFI Group, Inc.	12,587	44,684
Gladstone Capital Corp.	3,928	39,594
Gladstone Investment Corp.	4,873	40,300
Golub Capital BDC, Inc.	6,846	122,133
GSV Capital Corp.*	3,472	35,206
Hercules Technology Growth Capital, Inc.	11,261	158,442
HFF, Inc., Class A	928	31,190
Horizon Technology Finance Corp.	1,566	19,591
ICG Group, Inc.*	6,418	131,056
INTL FCStone, Inc.*	1,682	31,638
Investment Technology Group, Inc.*	6,607	133,461
Janus Capital Group, Inc.	26,870	292,077
JMP Group, Inc.	2,772	19,709
KCAP Financial, Inc.	5,269	45,630
KCG Holdings, Inc., Class A*	7,252	86,516
Main Street Capital Corp.	6,611	217,238
Manning & Napier, Inc.	2,456	41,187
Marcus & Millichap, Inc.*	866	15,449
MCG Capital Corp.	13,094	49,626
Medallion Financial Corp.	3,920	51,783
Medley Capital Corp.	8,749	119,074
MVC Capital, Inc.	4,101	55,569
New Mountain Finance Corp.	8,868	129,029
NGP Capital Resources Co.	3,830	25,891
Oppenheimer Holdings, Inc., Class A	1,770	49,649
PennantPark Floating Rate Capital Ltd.	2,642	36,512
PennantPark Investment Corp.	12,240	135,252
Piper Jaffray Cos.*	2,846	130,347
Prospect Capital Corp.	56,003	604,832
RCS Capital Corp., Class A	303	11,793
Safeguard Scientifics, Inc.*	3,778	83,796
Silvercrest Asset Management Group, Inc., Class A	821	15,016
Solar Capital Ltd.	8,147	177,442

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Solar Senior Capital Ltd.	2,137	$36,564
Stellus Capital Investment Corp.	2,123	30,529
Stifel Financial Corp.*	11,453	569,901
SWS Group, Inc.*	5,188	38,806
TCP Capital Corp.	6,572	108,767
THL Credit, Inc.	6,272	86,554
TICC Capital Corp.	9,711	94,974
Triangle Capital Corp.	5,074	131,366
Walter Investment Management Corp.*	6,652	198,429
WhiteHorse Finance, Inc.	1,230	17,306
WisdomTree Investments, Inc.*	46,000	603,520

		8,619,502

Consumer Finance (1.6%)
Cash America International, Inc.	5,120	198,246
Consumer Portfolio Services, Inc.*	1,423	9,733
DFC Global Corp.*	7,388	65,236
Encore Capital Group, Inc.*	1,004	45,883
EZCORP, Inc., Class A*	89,270	963,223
First Marblehead Corp.*	1,593	9,622
Green Dot Corp., Class A*	4,698	91,752
Imperial Holdings, Inc.*	75,043	431,497
JGWPT Holdings, Inc., Class A*	1,181	21,565
Nelnet, Inc., Class A	4,158	170,062
Nicholas Financial, Inc.	1,932	30,390
Regional Management Corp.*	115,487	2,847,910
Springleaf Holdings, Inc.*	2,510	63,127

		4,948,246

Diversified Financial Services (3.3%)
California First National Bancorp	450	6,908
CBOE Holdings, Inc.	5,400	305,640
Gain Capital Holdings, Inc.	1,980	21,404
Marlin Business Services Corp.	1,521	31,652
NewStar Financial, Inc.*	4,740	65,696
Onex Corp.	69,600	3,876,024
PHH Corp.*	10,323	266,746
PICO Holdings, Inc.*	4,116	106,975
Resource America, Inc., Class A	2,164	18,545
Texas Pacific Land Trust	45,500	5,892,250

		10,591,840

Insurance (3.0%)
Ambac Financial Group, Inc.*	4,110	127,533
American Equity Investment Life Holding Co.	10,672	252,073
AMERISAFE, Inc.	3,365	147,757
AmTrust Financial Services, Inc.	50,156	1,886,367
Argo Group International Holdings Ltd.	3,273	150,231
Baldwin & Lyons, Inc., Class B	1,754	46,113
Blue Capital Reinsurance Holdings Ltd.*	952	16,555
Citizens, Inc./Texas*	7,806	57,764
CNO Financial Group, Inc.	40,031	724,561
Crawford & Co., Class B	2,974	32,446
Donegal Group, Inc., Class A	1,427	20,806
EMC Insurance Group, Inc.	865	30,733
Employers Holdings, Inc.	1,765	35,706
Enstar Group Ltd.*	1,134	154,576
FBL Financial Group, Inc., Class A	1,615	69,962
Fidelity & Guaranty Life	1,835	43,306
First American Financial Corp.	19,578	519,796
Fortegra Financial Corp.*	1,125	7,909
Global Indemnity plc*	1,528	40,248
Greenlight Capital Reinsurance Ltd., Class A*	47,644	1,562,723
Hallmark Financial Services, Inc.*	2,462	20,459
Hilltop Holdings, Inc.*	11,944	284,148
Horace Mann Educators Corp.	7,177	208,133
Independence Holding Co.	1,368	18,359
Infinity Property & Casualty Corp.	1,061	71,755
Investors Title Co.	248	18,823
Kansas City Life Insurance Co.	706	34,029
Maiden Holdings Ltd.	7,996	99,790
Meadowbrook Insurance Group, Inc.	8,527	49,712
Montpelier Reinsurance Holdings Ltd.	7,550	224,688
National Interstate Corp.	916	24,558
National Western Life Insurance Co., Class A	391	95,599
Navigators Group, Inc.*	1,905	116,948
OneBeacon Insurance Group Ltd., Class A	4,244	65,612
Phoenix Cos., Inc.*	1,052	54,441
Platinum Underwriters Holdings Ltd.	5,029	302,243
Primerica, Inc.	10,272	483,914
RLI Corp.	7,742	342,506
Safety Insurance Group, Inc.	2,421	130,371
Selective Insurance Group, Inc.	10,066	234,739
State Auto Financial Corp.	2,753	58,666
Stewart Information Services Corp.	3,813	133,951
Symetra Financial Corp.	14,618	289,729
Third Point Reinsurance Ltd.*	3,458	54,809
Tower Group International Ltd.	10,163	27,440
United Fire Group, Inc.	3,453	104,799
Universal Insurance Holdings, Inc.	4,265	54,166

		9,531,552

Real Estate Investment Trusts (REITs) (6.8%)
Acadia Realty Trust (REIT)	8,427	222,304
AG Mortgage Investment Trust, Inc. (REIT)	5,590	97,881
Agree Realty Corp. (REIT)	2,888	87,824
Altisource Residential Corp. (REIT)	10,240	323,174
American Assets Trust, Inc. (REIT)	4,042	136,377
American Capital Mortgage Investment Corp. (REIT)	10,103	189,633
American Realty Capital Properties, Inc. (REIT)	71,351	1,000,341
American Residential Properties, Inc. (REIT)*	2,588	46,532
AmREIT, Inc. (REIT)	3,857	63,911
Anworth Mortgage Asset Corp. (REIT)	26,077	129,342
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,284	121,133
Apollo Residential Mortgage, Inc. (REIT)	5,816	94,394
Ares Commercial Real Estate Corp. (REIT)	4,074	54,632
Armada Hoffler Properties, Inc. (REIT)	3,727	37,419
ARMOUR Residential REIT, Inc. (REIT)	68,933	284,004
Ashford Hospitality Prime, Inc. (REIT)	2,038	30,815
Ashford Hospitality Trust, Inc. (REIT)	11,058	124,624
Associated Estates Realty Corp. (REIT)	10,618	179,869
Aviv REIT, Inc. (REIT)	2,020	49,389

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Campus Crest Communities, Inc. (REIT)	11,901	$103,301
Capstead Mortgage Corp. (REIT)	11,581	146,616
CatchMark Timber Trust, Inc. (REIT), Class A	1,639	23,028
Cedar Realty Trust, Inc. (REIT)	13,420	81,996
Chambers Street Properties (REIT)	43,121	335,050
Chatham Lodging Trust (REIT)	4,942	99,927
Chesapeake Lodging Trust (REIT)	8,858	227,916
Colony Financial, Inc. (REIT)	17,156	376,574
Cousins Properties, Inc. (REIT)	30,662	351,693
CubeSmart (REIT)	25,445	436,636
CyrusOne, Inc. (REIT)	3,494	72,780
CYS Investments, Inc. (REIT)	29,057	240,011
DCT Industrial Trust, Inc. (REIT)	57,824	455,653
DiamondRock Hospitality Co. (REIT)	35,625	418,594
DuPont Fabros Technology, Inc. (REIT)	6,569	158,116
Dynex Capital, Inc. (REIT)	11,019	98,620
EastGroup Properties, Inc. (REIT)	506	31,832
Education Realty Trust, Inc. (REIT)	20,668	203,993
Ellington Residential Mortgage REIT (REIT)	1,278	21,624
Empire State Realty Trust, Inc. (REIT), Class A	12,308	185,974
EPR Properties (REIT)	9,582	511,583
Equity Lifestyle Properties, Inc. (REIT)	24,000	975,600
Equity One, Inc. (REIT)	11,322	252,934
Excel Trust, Inc. (REIT)	8,744	110,874
FelCor Lodging Trust, Inc. (REIT)	22,274	201,357
First Industrial Realty Trust, Inc. (REIT)	19,473	376,218
First Potomac Realty Trust (REIT)	10,648	137,572
Franklin Street Properties Corp. (REIT)	16,705	210,483
GEO Group, Inc. (REIT)	4,836	155,913
Getty Realty Corp. (REIT)	4,928	93,090
Gladstone Commercial Corp. (REIT)	3,001	52,037
Glimcher Realty Trust (REIT)	2,851	28,596
Government Properties Income Trust (REIT)	6,471	163,069
Gramercy Property Trust, Inc. (REIT)	10,964	56,574
Healthcare Realty Trust, Inc. (REIT)	10,978	265,119
Hersha Hospitality Trust (REIT)	36,813	214,620
Highwoods Properties, Inc. (REIT)	11,571	444,442
Hudson Pacific Properties, Inc. (REIT)	9,211	212,498
Inland Real Estate Corp. (REIT)	3,155	33,285
Invesco Mortgage Capital, Inc. (REIT)	23,418	385,694
Investors Real Estate Trust (REIT)	18,638	167,369
iStar Financial, Inc. (REIT)*	15,259	225,223
JAVELIN Mortgage Investment Corp. (REIT)	2,443	32,761
Kite Realty Group Trust (REIT)	23,339	140,034
LaSalle Hotel Properties (REIT)	18,739	586,718
Lexington Realty Trust (REIT)	20,741	226,284
LTC Properties, Inc. (REIT)	1,042	39,210
Medical Properties Trust, Inc. (REIT)	29,688	379,710
Monmouth Real Estate Investment Corp. (REIT), Class A	8,827	84,210
New Residential Investment Corp. (REIT)	45,938	297,219
New York Mortgage Trust, Inc. (REIT)	14,546	113,168
NorthStar Realty Finance Corp. (REIT)	59,122	954,229
One Liberty Properties, Inc. (REIT)	2,334	49,761
Parkway Properties, Inc./Maryland (REIT)	10,817	197,410
Pebblebrook Hotel Trust (REIT)	11,191	377,920
Pennsylvania Real Estate Investment Trust (REIT)	12,343	222,791
PennyMac Mortgage Investment Trust (REIT)	8,420	201,238
Physicians Realty Trust (REIT)	3,161	44,001
QTS Realty Trust, Inc. (REIT), Class A	2,154	54,044
RAIT Financial Trust (REIT)	14,475	122,893
Ramco-Gershenson Properties Trust (REIT)	12,272	200,034
Redwood Trust, Inc. (REIT)	15,087	305,964
Resource Capital Corp. (REIT)	24,362	135,696
Retail Opportunity Investments Corp. (REIT)	12,944	193,383
Rexford Industrial Realty, Inc. (REIT)	2,371	33,621
RLJ Lodging Trust (REIT)	22,369	598,147
Rouse Properties, Inc. (REIT)	74,686	1,287,587
Ryman Hospitality Properties, Inc. (REIT)	2,968	126,199
Sabra Health Care REIT, Inc. (REIT)	4,139	115,437
Select Income REIT (REIT)	4,294	129,979
Silver Bay Realty Trust Corp. (REIT)	2,720	42,214
Sovran Self Storage, Inc. (REIT)	599	43,997
STAG Industrial, Inc. (REIT)	8,115	195,572
Strategic Hotels & Resorts, Inc. (REIT)*	5,219	53,182
Summit Hotel Properties, Inc. (REIT)	14,698	136,397
Sunstone Hotel Investors, Inc. (REIT)	33,140	455,012
Terreno Realty Corp. (REIT)	4,699	88,858
UMH Properties, Inc. (REIT)	3,236	31,648
Urstadt Biddle Properties, Inc. (REIT), Class A	847	17,499
Washington Real Estate Investment Trust (REIT)	9,079	216,807
Western Asset Mortgage Capital Corp. (REIT)	5,134	80,296
Whitestone REIT (REIT)	4,423	63,868
Winthrop Realty Trust (REIT)	5,817	67,419
ZAIS Financial Corp. (REIT)	326	5,431

		21,365,530

Real Estate Management & Development (3.3%)
Alexander & Baldwin, Inc.	7,797	331,840
AV Homes, Inc.*	1,662	30,066
Consolidated-Tomoka Land Co.	1,032	41,569
Dream Unlimited Corp.*	245,400	3,351,182
Forestar Group, Inc.*	5,574	99,217
Howard Hughes Corp.*	45,000	6,421,950
Kennedy-Wilson Holdings, Inc.	10,524	236,895
RE/MAX Holdings, Inc., Class A*	1,515	43,678
Tejon Ranch Co.*	174	5,887

		10,562,284

Thrifts & Mortgage Finance (1.4%)
Astoria Financial Corp.	15,983	220,885
Banc of California, Inc.	3,023	37,092
Bank Mutual Corp.	8,387	53,174
BankFinancial Corp.	3,663	36,557
BBX Capital Corp., Class A*	1,289	25,071
Beneficial Mutual Bancorp, Inc.*	5,800	76,502

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hills Bancorp, Inc.	4,614	$119,410
Brookline Bancorp, Inc.	12,909	121,603
Capitol Federal Financial, Inc.	27,004	338,900
Charter Financial Corp./Maryland	4,080	44,105
Clifton Bancorp, Inc.	1,530	17,932
Dime Community Bancshares, Inc.	5,908	100,318
Doral Financial Corp.*	1,174	10,190
ESB Financial Corp.	2,335	30,518
ESSA Bancorp, Inc.	1,506	16,370
Essent Group Ltd.*	3,460	77,712
EverBank Financial Corp.	14,543	286,933
Farmer Mac, Class C	1,892	62,909
First Defiance Financial Corp.	1,766	47,894
First Federal Bancshares of Arkansas, Inc.*	263	2,412
First Financial Northwest, Inc.	2,654	26,938
Flagstar Bancorp, Inc.*	3,512	78,037
Fox Chase Bancorp, Inc.	2,197	37,019
Franklin Financial Corp./Virginia*	1,901	37,184
Hingham Institution for Savings	234	18,369
Home Bancorp, Inc.*	1,130	23,719
Home Loan Servicing Solutions Ltd.	12,876	278,122
HomeStreet, Inc.	2,364	46,216
Kearny Financial Corp.*	2,567	37,940
Ladder Capital Corp., Class A*	2,697	50,919
Meridian Interstate Bancorp, Inc.*	1,414	36,156
Meta Financial Group, Inc.	1,073	48,124
MGIC Investment Corp.*	26,303	224,102
NASB Financial, Inc.	751	18,925
Northfield Bancorp, Inc.	8,276	106,429
Northwest Bancshares, Inc.	17,011	248,361
OceanFirst Financial Corp.	2,525	44,667
Oritani Financial Corp.	5,844	92,394
PennyMac Financial Services, Inc., Class A*	1,555	25,875
Provident Financial Holdings, Inc.	1,590	24,518
Provident Financial Services, Inc.	10,773	197,900
Radian Group, Inc.	22,641	340,294
Rockville Financial, Inc.	4,744	64,471
Stonegate Mortgage Corp.*	1,502	22,320
Territorial Bancorp, Inc.	1,838	39,701
Tree.com, Inc.*	457	14,185
TrustCo Bank Corp.	17,237	121,348
United Community Financial Corp./Ohio*	8,748	34,292
United Financial Bancorp, Inc.	3,575	65,744
Walker & Dunlop, Inc.*	2,988	48,854
Waterstone Financial, Inc.*	1,494	15,523
Westfield Financial, Inc.	3,291	24,518
WSFS Financial Corp.	1,429	102,073

		4,321,724

Total Financials		94,975,026

Health Care (2.3%)
Biotechnology (0.4%)
ACADIA Pharmaceuticals, Inc.*	790	19,221
Acceleron Pharma, Inc.*	189	6,520
Agios Pharmaceuticals, Inc.*	183	7,164
Alnylam Pharmaceuticals, Inc.*	601	40,351
Arena Pharmaceuticals, Inc.*	4,738	29,849
ArQule, Inc.*	507	1,039
Auspex Pharmaceuticals, Inc.*	143	4,399
AVEO Pharmaceuticals, Inc.*	9,352	13,981
BIND Therapeutics, Inc.*	157	1,878
Bluebird Bio, Inc.*	193	4,389
Cara Therapeutics, Inc.*	118	2,196
Celladon Corp.*	175	2,086
Celldex Therapeutics, Inc.*	1,059	18,713
Cellular Dynamics International, Inc.*	131	1,956
Conatus Pharmaceuticals, Inc.*	165	1,342
Curis, Inc.*	3,741	10,550
Cytokinetics, Inc.*	1,121	10,649
Cytori Therapeutics, Inc.*	2,535	6,844
Dicerna Pharmaceuticals, Inc.*	63	1,780
Dynavax Technologies Corp.*	5,819	10,474
Eagle Pharmaceuticals, Inc.*	157	2,002
Eleven Biotherapeutics, Inc.*	121	1,964
Emergent Biosolutions, Inc.*	4,111	103,885
Enzon Pharmaceuticals, Inc.	6,630	6,829
Esperion Therapeutics, Inc.*	131	1,981
Five Prime Therapeutics, Inc.*	130	2,556
Flexion Therapeutics, Inc.*	122	2,007
Foundation Medicine, Inc.*	181	5,859
Genocea Biosciences, Inc.*	120	2,183
Geron Corp.*	28,056	58,356
GlycoMimetics, Inc.*	137	2,237
Harvard Apparatus Regenerative Technology, Inc.*	1,062	9,632
Idenix Pharmaceuticals, Inc.*	2,424	14,617
ImmunoGen, Inc.*	3,599	53,733
Immunomedics, Inc.*	515	2,168
InterMune, Inc.*	1,228	41,101
Intrexon Corp.*	306	8,045
Karyopharm Therapeutics, Inc.*	205	6,332
Kindred Biosciences, Inc.*	134	2,483
Lexicon Pharmaceuticals, Inc.*	3,340	5,778
MacroGenics, Inc.*	164	4,564
Momenta Pharmaceuticals, Inc.*	1,423	16,578
Navidea Biopharmaceuticals, Inc.*	3,424	6,334
NPS Pharmaceuticals, Inc.*	6,419	192,121
OncoMed Pharmaceuticals, Inc.*	130	4,374
Onconova Therapeutics, Inc.*	109	691
Ophthotech Corp.*	247	8,828
Progenics Pharmaceuticals, Inc.*	2,422	9,906
Prothena Corp. plc*	2,556	97,920
PTC Therapeutics, Inc.*	301	7,868
Retrophin, Inc.*	408	8,678
Rigel Pharmaceuticals, Inc.*	15,818	61,374
SIGA Technologies, Inc.*	445	1,380
Spectrum Pharmaceuticals, Inc.*	11,509	90,231
Targacept, Inc.*	5,005	23,774
Trevena, Inc.*	281	2,209
Ultragenyx Pharmaceutical, Inc.*	148	7,236
Vical, Inc.*	671	866
Xencor, Inc.*	231	2,710
XOMA Corp.*	1,706	8,888

		1,085,659

Health Care Equipment & Supplies (0.7%)
Alphatec Holdings, Inc.*	11,192	16,788
Analogic Corp.	1,235	101,406
AngioDynamics, Inc.*	4,471	70,418
Anika Therapeutics, Inc.*	903	37,113
ArthroCare Corp.*	947	45,636
Biolase, Inc.*	352	848
CONMED Corp.	4,994	216,989
CryoLife, Inc.	4,590	45,717
Cutera, Inc.*	2,657	29,732
Cynosure, Inc., Class A*	2,298	67,331
Derma Sciences, Inc.*	3,615	45,838
Exactech, Inc.*	1,364	30,772

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Greatbatch, Inc.*	4,300	$197,456
ICU Medical, Inc.*	232	13,892
Inogen, Inc.*	126	2,080
Integra LifeSciences Holdings Corp.*	1,926	88,577
Invacare Corp.	5,815	110,892
LDR Holding Corp.*	389	13,354
Medical Action Industries, Inc.*	1,568	10,929
Merit Medical Systems, Inc.*	7,733	110,582
Natus Medical, Inc.*	2,287	59,005
NuVasive, Inc.*	6,253	240,178
OraSure Technologies, Inc.*	10,042	80,035
Orthofix International N.V.*	3,213	96,872
Oxford Immunotec Global plc*	283	5,680
PhotoMedex, Inc.*	1,639	25,945
Rockwell Medical, Inc.*	5,974	75,631
RTI Surgical, Inc.*	10,180	41,534
STAAR Surgical Co.*	444	8,347
Symmetry Medical, Inc.*	6,787	68,277
Tandem Diabetes Care, Inc.*	429	9,477
Tornier N.V.*	4,737	100,519
Veracyte, Inc.*	145	2,484
Wright Medical Group, Inc.*	7,262	225,630

		2,295,964

Health Care Providers & Services (0.9%)
Addus HomeCare Corp.*	870	20,053
Alliance HealthCare Services, Inc.*	551	18,475
Almost Family, Inc.*	1,491	34,442
Amedisys, Inc.*	5,675	84,501
Amsurg Corp.*	4,072	191,710
BioScrip, Inc.*	8,090	56,468
Chindex International, Inc.*	1,782	34,001
Cross Country Healthcare, Inc.*	4,925	39,745
Ensign Group, Inc.	188	8,204
Five Star Quality Care, Inc.*	7,738	37,607
Hanger, Inc.*	3,595	121,080
HealthSouth Corp.	2,630	94,496
Healthways, Inc.*	2,149	36,834
Kindred Healthcare, Inc.	9,687	226,869
LHC Group, Inc.*	2,171	47,892
Magellan Health Services, Inc.*	4,878	289,509
National Healthcare Corp.	1,969	109,811
National Research Corp., Class A*	1,061	17,602
Owens & Minor, Inc.	9,028	316,251
PharMerica Corp.*	5,316	148,742
Select Medical Holdings Corp.	9,044	112,598
Skilled Healthcare Group, Inc., Class A*	198	1,043
Surgical Care Affiliates, Inc.*	1,065	32,749
Triple-S Management Corp., Class B*	4,053	65,415
Universal American Corp.	7,070	49,985
USMD Holdings, Inc.*	127	1,619
WellCare Health Plans, Inc.*	7,838	497,870

		2,695,571

Health Care Technology (0.0%)
Omnicell, Inc.*	2,764	79,106
Vocera Communications, Inc.*	630	10,288

		89,394

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	12,873	91,785
Albany Molecular Research, Inc.*	4,210	78,264
Cambrex Corp.*	2,821	53,232
Harvard Bioscience, Inc.*	4,237	20,083
Pacific Biosciences of California, Inc.*	9,060	48,471

		291,835

Pharmaceuticals (0.2%)
Aerie Pharmaceuticals, Inc.*	292	6,187
Aratana Therapeutics, Inc.*	301	5,587
Egalet Corp.*	140	1,959
Hi-Tech Pharmacal Co., Inc.*	1,318	57,109
Horizon Pharma, Inc.*	4,743	71,714
Impax Laboratories, Inc.*	12,299	324,940
Nektar Therapeutics*	7,028	85,179
Pernix Therapeutics Holdings*	3,215	17,200
Pozen, Inc.*	4,873	38,984
Relypsa, Inc.*	234	6,976
Revance Therapeutics, Inc.*	126	3,969
Sciclone Pharmaceuticals, Inc.*	2,633	11,980
XenoPort, Inc.*	8,424	43,552

		675,336

Total Health Care		7,133,759

Industrials (19.7%)
Aerospace & Defense (1.2%)
AAR Corp.	7,126	184,920
Aerovironment, Inc.*	3,347	134,717
American Science & Engineering, Inc.	1,249	83,895
API Technologies Corp.*	5,676	16,631
Cubic Corp.	3,308	168,940
Curtiss-Wright Corp.	8,444	536,532
DigitalGlobe, Inc.*	13,413	389,111
Ducommun, Inc.*	1,907	47,789
Engility Holdings, Inc.*	3,031	136,546
Erickson Air-Crane, Inc.*	239	4,615
Esterline Technologies Corp.*	5,644	601,312
GenCorp, Inc.*	2,430	44,396
KEYW Holding Corp.*	3,540	66,233
Kratos Defense & Security Solutions, Inc.*	7,896	59,536
LMI Aerospace, Inc.*	1,695	23,899
Moog, Inc., Class A*	7,410	485,429
National Presto Industries, Inc.	791	61,730
Orbital Sciences Corp.*	10,782	300,818
Sparton Corp.*	1,842	53,934
Teledyne Technologies, Inc.*	4,653	452,876

		3,853,859

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	9,357	73,452
Atlas Air Worldwide Holdings, Inc.*	4,616	162,806
Pacer International, Inc.*	5,712	51,180
UTi Worldwide, Inc.	4,720	49,985
XPO Logistics, Inc.*	6,298	185,224

		522,647

Airlines (0.2%)
Hawaiian Holdings, Inc.*	9,445	131,852
JetBlue Airways Corp.*	41,958	364,615
Republic Airways Holdings, Inc.*	4,337	39,640
SkyWest, Inc.	8,956	114,279

		650,386

Building Products (1.2%)
Apogee Enterprises, Inc.	1,506	50,044
Continental Building Products, Inc.*	737	13,885
Gibraltar Industries, Inc.*	5,516	104,087
Griffon Corp.	7,379	88,105
Insteel Industries, Inc.	189	3,718
NCI Building Systems, Inc.*	170,616	2,978,955
Norcraft Cos., Inc.*	719	12,173
Ply Gem Holdings, Inc.*	361	4,560
Quanex Building Products Corp.	6,592	136,323

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Simpson Manufacturing Co., Inc.	6,683	$236,110
Universal Forest Products, Inc.	3,547	196,291

		3,824,251

Commercial Services & Supplies (2.9%)
ABM Industries, Inc.	9,829	282,485
ACCO Brands Corp.*	20,675	127,358
ARC Document Solutions, Inc.*	6,795	50,555
Brink’s Co.	2,616	74,687
Casella Waste Systems, Inc., Class A*	601	3,071
CECO Environmental Corp.	1,559	25,864
Cenveo, Inc.*	4,900	14,896
CompX International, Inc.	102	1,043
Courier Corp.	2,076	31,970
Deluxe Corp.	3,230	169,478
EnerNOC, Inc.*	3,114	69,380
Ennis, Inc.	4,787	79,321
G&K Services, Inc., Class A	2,925	178,922
Heritage-Crystal Clean, Inc.*	98	1,777
HNI Corp.	465	17,000
Intersections, Inc.	1,826	10,773
Kimball International, Inc., Class B	5,847	105,889
Knoll, Inc.	2,870	52,205
McGrath RentCorp	2,411	84,289
Mobile Mini, Inc.	76,230	3,305,333
Multi-Color Corp.	877	30,695
NL Industries, Inc.	1,324	14,352
Quad/Graphics, Inc.	4,433	103,954
Schawk, Inc.	2,412	48,216
SP Plus Corp.*	1,010	26,533
Steelcase, Inc., Class A	13,399	222,557
Swisher Hygiene, Inc.*	13,367	6,017
Team, Inc.*	76,300	3,270,218
Tetra Tech, Inc.*	10,817	320,075
TRC Cos., Inc.*	2,886	19,192
UniFirst Corp.	1,205	132,478
United Stationers, Inc.	7,284	299,154
Viad Corp.	3,688	88,660
West Corp.	1,394	33,358

		9,301,755

Construction & Engineering (2.4%)
Aegion Corp.*	6,265	158,567
Ameresco, Inc., Class A*	3,480	26,309
Argan, Inc.	2,514	74,741
Comfort Systems USA, Inc.	4,997	76,154
Dycom Industries, Inc.*	3,782	119,549
EMCOR Group, Inc.	12,091	565,738
Furmanite Corp.*	322,516	3,167,107
Granite Construction, Inc.	6,973	278,432
Great Lakes Dredge & Dock Corp.*	9,775	89,246
Layne Christensen Co.*	3,549	64,556
MYR Group, Inc.*	3,787	95,887
Northwest Pipe Co.*	1,679	60,713
Orion Marine Group, Inc.*	194,895	2,449,830
Pike Corp.*	2,152	23,156
Sterling Construction Co., Inc.*	2,687	23,296
Tutor Perini Corp.*	6,605	189,365

		7,462,646

Electrical Equipment (0.5%)
American Superconductor Corp.*	9,482	15,266
Brady Corp., Class A	8,293	225,155
Encore Wire Corp.	3,222	156,299
EnerSys, Inc.	5,853	405,554
Franklin Electric Co., Inc.	445	18,922
General Cable Corp.	8,263	211,616
Global Power Equipment Group, Inc.	3,012	59,909
GrafTech International Ltd.*	20,981	229,113
II-VI, Inc.*	9,266	142,974
LSI Industries, Inc.	3,807	31,179
Powell Industries, Inc.	1,658	107,438
Preformed Line Products Co.	415	28,448
Revolution Lighting Technologies, Inc.*	345	1,087
Vicor Corp.*	3,154	32,171

		1,665,131

Machinery (2.1%)
Accuride Corp.*	410	1,816
Actuant Corp., Class A	13,225	451,634
Alamo Group, Inc.	1,284	69,760
Albany International Corp., Class A	4,237	150,583
American Railcar Industries, Inc.	1,699	118,981
Ampco-Pittsburgh Corp.	1,520	28,682
Astec Industries, Inc.	3,673	161,281
Barnes Group, Inc.	9,698	373,082
Briggs & Stratton Corp.	8,644	192,329
CIRCOR International, Inc.	2,972	217,937
Colfax Corp.*	12,000	855,960
Columbus McKinnon Corp.*	3,050	81,709
Commercial Vehicle Group, Inc.*	1,292	11,783
Douglas Dynamics, Inc.	418	7,282
Dynamic Materials Corp.	2,449	46,629
Energy Recovery, Inc.*	4,529	24,094
EnPro Industries, Inc.*	1,897	137,855
ESCO Technologies, Inc.	3,440	121,054
ExOne Co.*	177	6,342
FreightCar America, Inc.	2,180	50,663
Global Brass & Copper Holdings, Inc.	1,148	18,104
Gorman-Rupp Co.	963	30,614
Greenbrier Cos., Inc.*	4,397	200,503
Hardinge, Inc.	2,211	31,838
Hurco Cos., Inc.	1,145	30,549
Kadant, Inc.	2,022	73,742
L.B. Foster Co., Class A	1,825	85,501
Lydall, Inc.*	3,072	70,257
Meritor, Inc.*	17,516	214,571
Miller Industries, Inc.	2,000	39,060
Navistar International Corp.*	60,000	2,032,200
NN, Inc.	3,076	60,597
PMFG, Inc.*	3,709	22,143
Standex International Corp.	1,846	98,909
Tecumseh Products Co., Class A*	3,238	22,342
Titan International, Inc.	2,405	45,671
Twin Disc, Inc.	1,494	39,352
Wabash National Corp.*	11,280	155,213
Watts Water Technologies, Inc., Class A	4,758	279,247

		6,659,869

Marine (1.2%)
International Shipholding Corp.	996	29,322
Kirby Corp.*	35,000	3,543,750
Scorpio Bulkers, Inc.*	20,105	203,262
Ultrapetrol Bahamas Ltd.*	3,641	11,287

		3,787,621

Professional Services (0.6%)
Acacia Research Corp.	6,396	97,731
CBIZ, Inc.*	6,489	59,439
CDI Corp.	2,589	44,401
CRA International, Inc.*	1,815	39,875
Franklin Covey Co.*	548	10,834

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
FTI Consulting, Inc.*	7,229	$241,015
Heidrick & Struggles International, Inc.	3,294	66,111
Huron Consulting Group, Inc.*	3,622	229,562
ICF International, Inc.*	3,575	142,321
Kelly Services, Inc., Class A	4,743	112,551
Kforce, Inc.	505	10,767
Korn/Ferry International*	8,758	260,726
Navigant Consulting, Inc.*	9,144	170,627
Odyssey Marine Exploration, Inc.*	1,479	3,387
Pendrell Corp.*	24,466	44,773
Resources Connection, Inc.	7,393	104,167
RPX Corp.*	5,079	82,686
VSE Corp.	737	38,840

		1,759,813

Road & Rail (2.2%)
Arkansas Best Corp.	4,576	169,083
Celadon Group, Inc.	3,378	81,207
Genesee & Wyoming, Inc., Class A* .	35,000	3,406,200
Heartland Express, Inc.	1,960	44,473
Marten Transport Ltd.	4,183	90,018
Patriot Transportation Holding, Inc.*	1,144	41,241
Quality Distribution, Inc.*	2,519	32,722
Roadrunner Transportation Systems, Inc.*	1,703	42,984
Saia, Inc.*	77,000	2,942,170
Werner Enterprises, Inc.	5,940	151,529
YRC Worldwide, Inc.*	4,302	96,795

		7,098,422

Trading Companies & Distributors (5.0%)
Aceto Corp.	3,968	79,717
Aircastle Ltd.	7,461	144,594
Applied Industrial Technologies, Inc.	634	30,584
CAI International, Inc.*	2,005	49,463
DXP Enterprises, Inc.*	37,000	3,512,410
Houston Wire & Cable Co.	2,155	28,295
Kaman Corp.	1,731	70,417
MRC Global, Inc.*	120,000	3,235,200
Rush Enterprises, Inc., Class A*	98,949	3,213,864
Stock Building Supply Holdings, Inc.*	105,506	2,143,882
TAL International Group, Inc.*	73,366	3,145,200
Textainer Group Holdings Ltd.	2,699	103,291
Titan Machinery, Inc.*	3,159	49,502

		15,806,419

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	5,855	128,869

Total Industrials		62,521,688

Information Technology (5.0%)
Communications Equipment (0.7%)
ADTRAN, Inc.	3,785	92,392
Applied Optoelectronics, Inc.*	253	6,242
ARRIS Group, Inc.*	2,516	70,901
Aviat Networks, Inc.*	10,871	17,285
Bel Fuse, Inc., Class B	1,772	38,807
Black Box Corp.	2,922	71,122
Calix, Inc.*	989	8,337
Ciena Corp.*	4,842	110,107
Comtech Telecommunications Corp.	2,695	85,863
Digi International, Inc.*	4,641	47,106
Emulex Corp.*	14,642	108,204
Extreme Networks, Inc.*	16,886	97,939
Finisar Corp.*	16,793	445,182
Harmonic, Inc.*	18,351	131,026
Infinera Corp.*	2,326	21,120
KVH Industries, Inc.*	435	5,725
NETGEAR, Inc.*	6,525	220,088
Numerex Corp., Class A*	2,490	27,216
Oplink Communications, Inc.*	3,126	56,143
PC-Tel, Inc.	2,754	24,042
Plantronics, Inc.	656	29,159
Procera Networks, Inc.*	3,038	31,565
ShoreTel, Inc.*	9,327	80,212
Sonus Networks, Inc.*	31,827	107,257
Tessco Technologies, Inc.	911	34,035
ViaSat, Inc.*	2,835	195,728
Westell Technologies, Inc., Class A*	7,891	29,118

		2,191,921

Electronic Equipment, Instruments & Components (1.2%)
Aeroflex Holding Corp.*	3,568	29,650
Agilysys, Inc.*	2,529	33,889
Anixter International, Inc.	2,036	206,695
Audience, Inc.*	1,738	21,725
Belden, Inc.	920	64,032
Benchmark Electronics, Inc.*	9,689	219,456
Checkpoint Systems, Inc.*	7,433	99,751
Coherent, Inc.*	668	43,654
Control4 Corp.*	496	10,520
CTS Corp.	6,064	126,616
Daktronics, Inc.	5,286	76,065
Electro Rent Corp.	1,763	31,011
Electro Scientific Industries, Inc.	4,278	42,138
Fabrinet*	5,131	106,571
FARO Technologies, Inc.*	281	14,893
Gerber Scientific, Inc. (Escrow Shares)(b)*†	4,688	—
GSI Group, Inc.*	5,453	71,216
Insight Enterprises, Inc.*	7,754	194,703
Itron, Inc.*	7,076	251,481
Kemet Corp.*	8,090	47,003
Littelfuse, Inc.	394	36,894
Measurement Specialties, Inc.*	335	22,730
Mercury Systems, Inc.*	5,814	76,803
Methode Electronics, Inc.	2,956	90,631
Multi-Fineline Electronix, Inc.*	1,522	19,482
Newport Corp.*	6,910	142,899
OSI Systems, Inc.*	279	16,701
Park Electrochemical Corp.	3,768	112,550
PC Connection, Inc.	1,652	33,569
Plexus Corp.*	6,094	244,187
RadiSys Corp.*	4,732	16,988
RealD, Inc.*	1,132	12,644
Richardson Electronics Ltd.	1,957	21,057
Rofin-Sinar Technologies, Inc.*	4,767	114,217
Rogers Corp.*	1,976	123,342
Sanmina Corp.*	14,800	258,260
ScanSource, Inc.*	4,960	202,219
Speed Commerce, Inc.*	7,976	29,033
SYNNEX Corp.*	4,723	286,261
TTM Technologies, Inc.*	9,591	81,044
Viasystems Group, Inc.*	646	8,088
Vishay Precision Group, Inc.*	2,217	38,531
Zygo Corp.*	2,988	45,388

		3,724,587

Internet Software & Services (0.4%)
Angie’s List, Inc.*	3,335	40,620
Bankrate, Inc.*	8,383	142,008
Bazaarvoice, Inc.*	4,103	29,952

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Benefitfocus, Inc.*	246	$11,555
Blucora, Inc.*	2,745	54,049
Care.com, Inc.*	123	2,036
Chegg, Inc.*	871	6,097
Cvent, Inc.*	310	11,206
Dealertrack Technologies, Inc.*	875	43,041
Demand Media, Inc.*	6,563	31,831
Digital River, Inc.*	5,726	99,804
EarthLink Holdings Corp.	18,827	67,965
Endurance International Group Holdings, Inc.*	1,071	13,934
Gogo, Inc.*	877	18,014
Internap Network Services Corp.*	9,680	68,534
Intralinks Holdings, Inc.*	6,940	70,996
Limelight Networks, Inc.*	9,371	20,429
Marchex, Inc., Class B	4,068	42,755
Monster Worldwide, Inc.*	17,459	130,593
Perficient, Inc.*	5,242	94,985
QuinStreet, Inc.*	5,580	37,051
RealNetworks, Inc.*	3,877	29,388
Rocket Fuel, Inc.*	259	11,106
Shutterstock, Inc.*	418	30,351
TechTarget, Inc.*	1,999	14,413
Textura Corp.*	269	6,781
Tremor Video, Inc.*	411	1,693
United Online, Inc.	2,481	28,680
Unwired Planet, Inc.*	739	1,604
Vocus, Inc.*	3,112	41,483
Wix.com Ltd.*	400	9,188
YuMe, Inc.*	306	2,237

		1,214,379

IT Services (0.6%)
Acxiom Corp.*	9,942	341,955
CACI International, Inc., Class A*	4,165	307,377
CIBER, Inc.*	13,461	61,651
Convergys Corp.	18,874	413,529
CSG Systems International, Inc.	2,798	72,860
Global Cash Access Holdings, Inc.*	12,004	82,347
Hackett Group, Inc.	3,222	19,268
Lionbridge Technologies, Inc.*	739	4,959
Luxoft Holding, Inc.*	235	8,242
ManTech International Corp., Class A	4,222	124,169
ModusLink Global Solutions, Inc.*	6,519	27,575
MoneyGram International, Inc.*	2,931	51,732
PRGX Global, Inc.*	5,208	36,091
Sykes Enterprises, Inc.*	7,116	141,395
TeleTech Holdings, Inc.*	1,278	31,324
Unisys Corp.*	8,776	267,317

		1,991,791

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Energy Industries, Inc.*	459	11,246
Alpha & Omega Semiconductor Ltd.*	3,048	22,433
Amkor Technology, Inc.*	12,818	87,931
ANADIGICS, Inc.*	14,678	24,953
ATMI, Inc.*	5,725	194,707
Axcelis Technologies, Inc.*	19,409	41,729
Brooks Automation, Inc.	12,073	131,958
CEVA, Inc.*	3,991	70,082
Cirrus Logic, Inc.*	6,880	136,706
Cohu, Inc.	4,434	47,621
Diodes, Inc.*	1,434	37,456
DSP Group, Inc.*	3,529	30,491
Entegris, Inc.*	21,193	256,647
Entropic Communications, Inc.*	16,200	66,258
FormFactor, Inc.*	9,727	62,156
GSI Technology, Inc.*	3,586	24,779
GT Advanced Technologies, Inc.*	3,891	66,342
Inphi Corp.*	2,995	48,190
Integrated Device Technology, Inc.* .	16,687	204,082
Integrated Silicon Solution, Inc.*	5,366	83,441
International Rectifier Corp.*	12,465	341,541
Intersil Corp., Class A	22,807	294,666
IXYS Corp.	4,358	49,463
Kopin Corp.*	11,866	44,853
Lattice Semiconductor Corp.*	15,558	121,975
LTX-Credence Corp.*	8,605	76,671
MA-COM Technology Solutions Holdings, Inc.*	104	2,137
Microsemi Corp.*	3,770	94,363
MKS Instruments, Inc.	9,482	283,417
MoSys, Inc.*	854	3,877
Nanometrics, Inc.*	1,322	23,756
NeoPhotonics Corp.*	3,597	28,524
OmniVision Technologies, Inc.*	8,838	156,433
Pericom Semiconductor Corp.*	4,062	31,805
Photronics, Inc.*	10,979	93,651
PLX Technology, Inc.*	413	2,499
PMC-Sierra, Inc.*	20,809	158,357
RF Micro Devices, Inc.*	6,506	51,267
Rubicon Technology, Inc.*	3,395	38,330
Rudolph Technologies, Inc.*	4,890	55,795
Sigma Designs, Inc.*	5,427	25,833
Spansion, Inc., Class A*	8,483	147,774
Supertex, Inc.(b)*	1,783	58,803
Tessera Technologies, Inc.	9,419	222,571
TriQuint Semiconductor, Inc.*	26,429	353,884
Ultra Clean Holdings, Inc.*	4,036	53,073
Veeco Instruments, Inc.*	5,456	228,770

		4,693,296

Software (0.4%)
Accelrys, Inc.*	10,132	126,245
Actuate Corp.*	702	4,226
Aspen Technology, Inc.*	987	41,809
Barracuda Networks, Inc.*	208	7,059
Covisint Corp.*	380	2,785
Cyan, Inc.*	1,309	5,589
Ebix, Inc.	1,521	25,963
EPIQ Systems, Inc.	5,363	73,098
ePlus, Inc.*	636	35,463
Gigamon, Inc.*	905	27,503
Glu Mobile, Inc.*	809	3,835
Mavenir Systems, Inc.*	282	5,048
Mentor Graphics Corp.	17,138	377,379
Progress Software Corp.*	4,747	103,485
QAD, Inc., Class A	127	2,595
Sapiens International Corp. N.V.*	2,928	23,746
SeaChange International, Inc.*	5,940	62,014
TeleCommunication Systems, Inc., Class A*	8,535	19,630
Telenav, Inc.*	3,158	18,822
TiVo, Inc.*	12,364	163,576
Varonis Systems, Inc.*	197	7,045
VASCO Data Security International, Inc.*	3,073	23,170
Vringo, Inc.*	9,948	34,520

		1,194,605

Technology Hardware, Storage & Peripherals (0.2%)
Cray, Inc.*	3,514	131,143

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Electronics for Imaging, Inc.*	3,853	$166,873
Fusion-io, Inc.*	4,484	47,172
Hutchinson Technology, Inc.*	4,135	11,702
Imation Corp.*	6,024	34,759
Immersion Corp.*	277	2,922
QLogic Corp.*	15,931	203,120
Quantum Corp.*	38,801	47,337
Super Micro Computer, Inc.*	5,779	100,381
Violin Memory, Inc.*	2,034	8,136

		753,545

Total Information Technology		15,764,124

Materials (2.7%)
Chemicals (1.4%)
A. Schulman, Inc.	5,257	190,619
Arabian American Development Co.*	191	2,072
Axiall Corp.	12,562	564,285
Chase Corp.	770	24,278
FutureFuel Corp.	2,989	60,677
Innospec, Inc.	259	11,715
Intrepid Potash, Inc.*	9,827	151,926
KMG Chemicals, Inc.	318	4,986
Kraton Performance Polymers, Inc.*	5,906	154,383
LSB Industries, Inc.*	1,581	59,161
Marrone Bio Innovations, Inc.*	389	5,434
Minerals Technologies, Inc.	6,280	405,437
Olin Corp.	4,948	136,614
OM Group, Inc.	5,329	177,029
Penford Corp.*	1,391	19,975
Platform Specialty Products Corp.*	47,340	901,827
Quaker Chemical Corp.	1,774	139,844
Sensient Technologies Corp.	9,036	509,721
Stepan Co.	1,389	89,674
Taminco Corp.*	354	7,438
Tredegar Corp.	2,820	64,888
Valhi, Inc.	74,800	659,736
Zep, Inc.	2,542	44,993

		4,386,712

Construction Materials (0.0%)
Texas Industries, Inc.*	277	24,825
United States Lime & Minerals, Inc.	17	957

		25,782

Containers & Packaging (0.0%)
Myers Industries, Inc.	4,426	88,166
UFP Technologies, Inc.*	965	23,507

		111,673

Metals & Mining (1.1%)
A.M. Castle & Co.*	3,131	45,994
AK Steel Holding Corp.*	24,463	176,623
Allied Nevada Gold Corp.*	18,968	81,752
AMCOL International Corp.	3,072	140,636
Century Aluminum Co.*	9,293	122,761
Coeur Mining, Inc.*	11,558	107,374
Commercial Metals Co.	21,043	397,292
Dominion Diamond Corp.*	10,000	134,200
General Moly, Inc.*	10,313	10,210
Globe Specialty Metals, Inc.	10,881	226,542
Handy & Harman Ltd.*	99	2,179
Haynes International, Inc.	2,219	119,826
Hecla Mining Co.	51,230	157,276
Horsehead Holding Corp.*	9,118	153,365
Kaiser Aluminum Corp.	3,392	242,257
Materion Corp.	1,753	59,479
McEwen Mining, Inc.*	33,454	79,286
Midway Gold Corp.*	1,821	1,912
Molycorp, Inc.*	26,607	124,787
Noranda Aluminum Holding Corp.	6,199	25,478
Olympic Steel, Inc.	1,177	33,780
RTI International Metals, Inc.*	5,682	157,846
Schnitzer Steel Industries, Inc., Class A	4,273	123,276
Stillwater Mining Co.*	21,219	314,253
SunCoke Energy, Inc.*	12,564	286,962
Universal Stainless & Alloy Products, Inc.*	1,235	41,706
Walter Energy, Inc.	7,459	56,390

		3,423,442

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	825	51,703
Louisiana-Pacific Corp.*	6,972	117,617
Neenah Paper, Inc.	2,596	134,265
P.H. Glatfelter Co.	854	23,246
Resolute Forest Products, Inc.*	12,443	249,980
Schweitzer-Mauduit International, Inc.	1,596	67,973
Wausau Paper Corp.	468	5,958

		650,742

Total Materials		8,598,351

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
Cbeyond, Inc.*	4,520	32,770
Cincinnati Bell, Inc.*	25,765	89,147
FairPoint Communications, Inc.*	535	7,276
Hawaiian Telcom Holdco, Inc.*	1,848	52,649
IDT Corp., Class B	153	2,549
inContact, Inc.*	543	5,213
Inteliquent, Inc.	3,535	51,364
Iridium Communications, Inc.*	11,603	87,138
magicJack VocalTec Ltd.*	1,112	23,608
ORBCOMM, Inc.*	7,473	51,190
Premiere Global Services, Inc.*	197,002	2,375,844
Straight Path Communications, Inc., Class B*	103	758
Towerstream Corp.*	2,642	6,209
Vonage Holdings Corp.*	28,075	119,880

		2,905,595

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	3,266	22,144
Leap Wireless International, Inc.(b)*	7,601	19,155
NII Holdings, Inc.*	31,354	37,311
RingCentral, Inc., Class A*	999	18,082
Shenandoah Telecommunications Co.	429	13,852
USA Mobility, Inc.	3,849	69,936

		180,480

Total Telecommunication Services		3,086,075

Utilities (2.9%)
Electric Utilities (1.3%)
ALLETE, Inc.	7,220	378,472
Cleco Corp.	10,939	553,295
El Paso Electric Co.	7,235	258,507
Empire District Electric Co.	7,632	185,610
IDACORP, Inc.	9,093	504,389
MGE Energy, Inc.	6,184	242,598
NRG Yield, Inc., Class A	3,982	157,408
Otter Tail Corp.	6,507	200,351
PNM Resources, Inc.	14,286	386,151
Portland General Electric Co.	13,750	444,675
UIL Holdings Corp.	10,284	378,554

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Unitil Corp.	2,504	$82,231
UNS Energy Corp.	7,038	422,491

		4,194,732

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	1,730	109,267
Delta Natural Gas Co., Inc.	1,189	24,636
Laclede Group, Inc.	5,944	280,259
New Jersey Resources Corp.	7,594	378,181
Northwest Natural Gas Co.	4,885	214,989
Piedmont Natural Gas Co., Inc.	13,741	486,294
South Jersey Industries, Inc.	4,721	264,801
Southwest Gas Corp.	8,393	448,606
WGL Holdings, Inc.	9,387	376,043

		2,583,076

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.	22,227	64,458
Dynegy, Inc.*	17,877	445,852
Genie Energy Ltd., Class B*	2,255	22,482
Ormat Technologies, Inc.	3,072	92,191
Pattern Energy Group, Inc.	3,327	90,262

		715,245

Multi-Utilities (0.4%)
Avista Corp.	10,840	332,246
Black Hills Corp.	8,034	463,160
NorthWestern Corp.	6,853	325,038

		1,120,444

Water Utilities (0.2%)
American States Water Co.	6,350	205,042
Artesian Resources Corp., Class A	1,333	29,939
California Water Service Group	8,616	206,267
Connecticut Water Service, Inc.	1,940	66,290
Consolidated Water Co., Ltd.	2,622	34,558
Middlesex Water Co.	2,844	62,056
SJW Corp.	2,031	60,036
York Water Co.	554	11,302

		675,490

Total Utilities		9,288,987

Total Common Stocks (94.0%) (Cost $218,641,453)		297,563,713

INVESTMENT COMPANIES:
Exchange Traded Fund (ETF) (4.0%)
iShares® Russell 2000 Value ETF	126,410	12,747,184

Investment Company (0.1%)
JZ Capital Partners Ltd	29,400	217,153

Total Investment Companies (4.1%) (Cost $12,990,806)		12,964,337

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Central European Media Enterprises Ltd., expiring 4/25/14(b)*† (Cost $—)	222	$—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	1,449	—

Total Investments (98.1%) (Cost $231,632,259)		310,528,050
Other Assets Less Liabilities (1.9%)		6,166,961

Net Assets (100%)		$316,695,011

*	Non-income producing.

†	Securities (totaling $6,142 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	49	June-14	$5,815,299	$5,735,450	$(79,849)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$59,054,033	$—	$—		$59,054,033
Consumer Staples	9,033,421	—	—		9,033,421
Energy	28,102,107	—	6,142		28,108,249
Financials	91,623,844	3,351,182	—		94,975,026
Health Care	7,133,759	—	—		7,133,759
Industrials	62,521,688	—	—		62,521,688
Information Technology	15,764,124	—	—	†	15,764,124
Materials	8,598,351	—	—		8,598,351
Telecommunication Services	3,066,920	19,155	—		3,086,075
Utilities	9,288,987	—	—		9,288,987
Investment Companies
Exchange Traded Funds (ETFs)	12,747,184	—	—		12,747,184
Investment Companies	—	217,153	—		217,153
Rights
Consumer Discretionary	—	—	—	†	—
Warrants
Energy	—	—	—	†	—

Total Assets	$306,934,418	$3,587,490	$6,142		$310,528,050

Liabilities:
Futures	$(79,849)	$—	$—		$(79,849)

Total Liabilities	$(79,849)	$—	$—		$(79,849)

Total	$306,854,569	$3,587,490	$6,142		$310,448,201

†	Value is zero.

(a)	A security with a market value of $3,351,182 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$121,532,464
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,441,829

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,896,208
Aggregate gross unrealized depreciation	(8,103,218)

Net unrealized appreciation	$78,792,990

Federal income tax cost of investments	$231,735,060

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.2%)
Automobiles (1.5%)
Tesla Motors, Inc.*	51,254	$10,683,896
Toyota Motor Corp. (ADR)	964	108,836

		10,792,732

Household Durables (0.5%)
Harman International Industries, Inc.	30,960	3,294,144

Internet & Catalog Retail (5.0%)
Amazon.com, Inc.*	58,998	19,854,007
Ctrip.com International Ltd. (ADR)*	11,130	561,175
Expedia, Inc.	6,006	435,435
Groupon, Inc.*	21,862	171,398
HomeAway, Inc.*	3,672	138,324
Netflix, Inc.*	10,376	3,652,663
priceline.com, Inc.*	8,870	10,572,064
Rakuten, Inc.	33,300	443,479
Shutterfly, Inc.*	2,000	85,360
TripAdvisor, Inc.*	6,576	595,720
zulily, Inc., Class A*	8,585	430,881

		36,940,506

Media (0.2%)
CyberAgent, Inc.	21,100	810,191
DIRECTV*	11,910	910,162

		1,720,353

Total Consumer Discretionary		52,747,735

Health Care (0.2%)
Health Care Technology (0.2%)
M3, Inc.	75,200	1,233,084

Total Health Care		1,233,084

Industrials (0.8%)
Construction & Engineering (0.5%)
Quanta Services, Inc.*	107,510	3,967,119

Professional Services (0.3%)
Equifax, Inc.	15,345	1,043,921
Huron Consulting Group, Inc.*	14,790	937,390

		1,981,311

Total Industrials		5,948,430

Information Technology (69.5%)
Communications Equipment (6.9%)
ADTRAN, Inc.	3,200	78,112
Alcatel-Lucent*	427,260	1,688,214
Alcatel-Lucent (ADR)*	1,072,900	4,184,310
ARRIS Group, Inc.*	6,700	188,806
Aruba Networks, Inc.*	195,950	3,674,062
Brocade Communications Systems, Inc.*	26,400	280,104
Ciena Corp.*	5,800	131,892
Cisco Systems, Inc.	326,450	7,315,745
EchoStar Corp., Class A*	2,400	114,144
F5 Networks, Inc.*	48,265	5,146,497
Finisar Corp.*	5,900	156,409
Harris Corp.	6,300	460,908
Infinera Corp.*	6,800	61,744
InterDigital, Inc.	2,600	86,086
Ixia*	3,500	43,750
JDS Uniphase Corp.*	13,400	187,600
Juniper Networks, Inc.*	327,615	8,439,362
Motorola Solutions, Inc.	13,242	851,328
NETGEAR, Inc.*	2,100	70,833
Palo Alto Networks, Inc.*	5,251	360,219
Plantronics, Inc.	2,500	111,125
Polycom, Inc.*	7,962	109,239
QUALCOMM, Inc.	215,720	17,011,679
Riverbed Technology, Inc.*	9,328	183,855
ViaSat, Inc.*	2,500	172,600

		51,108,623

Electronic Equipment, Instruments & Components (2.4%)
AAC Technologies Holdings, Inc.	191,000	995,948
Amphenol Corp., Class A	9,207	843,821
Anixter International, Inc.	1,600	162,432
Arrow Electronics, Inc.*	45,675	2,711,268
Avnet, Inc.	8,200	381,546
AVX Corp.	2,800	36,904
Belden, Inc.	2,600	180,960
Benchmark Electronics, Inc.*	3,000	67,950
CDW Corp.	3,202	87,863
Celestica, Inc.*	9,600	105,120
Cognex Corp.*	4,900	165,914
Coherent, Inc.*	1,500	98,025
Corning, Inc.	81,600	1,698,912
Delta Electronics, Inc.	85,000	526,849
Dolby Laboratories, Inc., Class A*	2,763	122,953
FEI Co.	2,500	257,550
FLIR Systems, Inc.	8,308	299,088
Hirose Electric Co., Ltd.	4,300	589,874
Ingram Micro, Inc., Class A*	30,310	895,964
InvenSense, Inc.*	3,184	75,365
IPG Photonics Corp.*	1,900	135,052
Itron, Inc.*	2,300	81,742
Jabil Circuit, Inc.	10,800	194,400
Keyence Corp.	1,400	575,954
Littelfuse, Inc.	1,400	131,096
Murata Manufacturing Co., Ltd.	10,700	1,006,960
National Instruments Corp.	11,600	332,804
Omron Corp.	32,400	1,333,517
OSI Systems, Inc.*	1,100	65,846
Plexus Corp.*	1,900	76,133
Rofin-Sinar Technologies, Inc.*	1,700	40,732
Sanmina Corp.*	4,800	83,760
Sunny Optical Technology Group Co., Ltd.	948,000	922,761
SYNNEX Corp.*	1,600	96,976
TE Connectivity Ltd.	24,028	1,446,726
Tech Data Corp.*	2,200	134,112
Trimble Navigation Ltd.*	15,200	590,824
Universal Display Corp.*	2,300	73,393
Vishay Intertechnology, Inc.	8,500	126,480
Zebra Technologies Corp., Class A*	2,900	201,289

		17,954,863

Internet Software & Services (13.7%)
Aerohive Networks, Inc.*	1,100	11,605
Akamai Technologies, Inc.*	31,055	1,807,711
AOL, Inc.*	4,649	203,487
Autohome, Inc. (ADR)*	1,280	49,165
Baidu, Inc. (ADR)*	2,637	401,826
Bankrate, Inc.*	2,583	43,756
Conversant, Inc.*	3,600	101,340
Cornerstone OnDemand, Inc.*	21,387	1,023,796
CoStar Group, Inc.*	1,700	317,458
Dealertrack Technologies, Inc.*	2,500	122,975
Demandware, Inc.*	4,832	309,538
eBay, Inc.*	190,185	10,505,819

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc.*	2,878	$531,969
Facebook, Inc., Class A*	316,241	19,050,358
Google, Inc., Class A*	37,331	41,605,773
IAC/InterActiveCorp	4,600	328,394
j2 Global, Inc.	2,600	130,130
LinkedIn Corp., Class A*	5,669	1,048,425
Liquidity Services, Inc.*	1,600	41,680
NetEase, Inc. (ADR)	24,510	1,649,523
NIC, Inc.	3,600	69,516
OpenTable, Inc.*	1,300	100,009
Pandora Media, Inc.*	79,909	2,422,841
Rackspace Hosting, Inc.*	6,700	219,894
Renren, Inc. (ADR)*	878	2,871
Shutterstock, Inc.*	637	46,252
SouFun Holdings Ltd. (ADR)	32,060	2,193,545
Tencent Holdings Ltd.	100,700	7,011,338
VeriSign, Inc.*	7,300	393,543
Web.com Group, Inc.*	2,722	92,630
WebMD Health Corp.*	2,382	98,615
Yahoo!, Inc.*	87,445	3,139,275
Yelp, Inc.*	73,734	5,672,357
Zillow, Inc., Class A*	1,387	122,195

		100,869,609

IT Services (9.3%)
Accenture plc, Class A	61,213	4,879,900
Acxiom Corp.*	4,200	144,459
Alliance Data Systems Corp.*	9,653	2,629,960
Automatic Data Processing, Inc.	42,381	3,274,356
Booz Allen Hamilton Holding Corp.	3,363	73,986
Broadridge Financial Solutions, Inc.	7,000	259,980
CACI International, Inc., Class A*	1,400	103,320
Cardtronics, Inc.*	2,600	101,010
Cognizant Technology Solutions Corp., Class A*	88,846	4,496,496
Computer Sciences Corp.	48,675	2,960,414
Convergys Corp.	6,200	135,842
CoreLogic, Inc.*	5,500	165,220
DST Systems, Inc.	1,700	161,143
EPAM Systems, Inc.*	1,467	48,264
Euronet Worldwide, Inc.*	2,800	116,452
EVERTEC, Inc.	4,083	100,850
Fidelity National Information Services, Inc.	17,050	911,323
Fiserv, Inc.*	44,650	2,531,209
FleetCor Technologies, Inc.*	4,342	499,764
Gartner, Inc.*	5,400	374,976
Genpact Ltd.*	64,804	1,128,886
Global Payments, Inc.	4,200	298,662
Heartland Payment Systems, Inc.	29,530	1,224,019
iGATE Corp.*	1,800	56,772
International Business Machines Corp.	57,423	11,053,353
Jack Henry & Associates, Inc.	4,900	273,224
Leidos Holdings, Inc.	4,325	152,975
ManTech International Corp., Class A	1,400	41,174
MasterCard, Inc., Class A	99,635	7,442,735
MAXIMUS, Inc.	4,000	179,440
NeuStar, Inc., Class A*	3,654	118,792
Paychex, Inc.	19,000	809,400
QIWI plc (ADR)	2,000	69,300
Sapient Corp.*	6,600	112,596
Science Applications International Corp.	2,642	98,784
SCSK Corp.	35,200	946,698
Syntel, Inc.*	900	80,910
TeleTech Holdings, Inc.*	1,300	31,863
Teradata Corp.*	9,495	467,059
Total System Services, Inc.	9,800	298,018
Unisys Corp.*	2,700	82,242
Vantiv, Inc., Class A*	8,188	247,441
VeriFone Systems, Inc.*	6,600	223,212
Visa, Inc., Class A	79,627	17,188,284
Western Union Co.	32,500	531,700
WEX, Inc.*	5,383	511,654
Xerox Corp.	65,054	735,110

		68,373,227

Semiconductors & Semiconductor Equipment (12.3%)
Advanced Micro Devices, Inc.*	38,200	153,182
Altera Corp.	18,500	670,440
Analog Devices, Inc.	25,075	1,332,485
Applied Materials, Inc.	194,705	3,975,876
ASM Pacific Technology Ltd.	35,500	344,634
Atmel Corp.*	25,500	213,180
Avago Technologies Ltd.	95,340	6,140,849
Broadcom Corp., Class A	57,075	1,796,721
Cabot Microelectronics Corp.*	1,400	61,600
Cavium, Inc.*	3,200	139,936
Cirrus Logic, Inc.*	3,800	75,506
Cree, Inc.*	7,145	404,121
Cypress Semiconductor Corp.*	8,926	91,670
Diodes, Inc.*	2,200	57,464
Entegris, Inc.*	7,600	92,036
Fairchild Semiconductor International, Inc.*	7,000	96,530
First Solar, Inc.*	4,100	286,139
Freescale Semiconductor Ltd.*	50,541	1,233,706
Hittite Microwave Corp.	1,700	107,168
Integrated Device Technology, Inc.*	8,200	100,286
Intel Corp.	295,860	7,636,147
International Rectifier Corp.*	11,315	310,031
Intersil Corp., Class A	7,900	102,068
KLA-Tencor Corp.	9,800	677,572
Lam Research Corp.*	90,860	4,997,300
Linear Technology Corp.	13,800	671,922
LSI Corp.	32,300	357,561
Marvell Technology Group Ltd.	23,700	373,275
Maxim Integrated Products, Inc.	127,660	4,228,099
MediaTek, Inc.	460,000	6,812,482
Microchip Technology, Inc.	31,415	1,500,380
Micron Technology, Inc.*	350,365	8,289,636
Microsemi Corp.*	5,600	140,168
MKS Instruments, Inc.	3,200	95,648
Montage Technology Group Ltd.*	8,690	173,974
NVIDIA Corp.	116,870	2,093,142
NXP Semiconductor N.V.*	111,715	6,569,959
OmniVision Technologies, Inc.*	3,568	63,154
ON Semiconductor Corp.*	26,141	245,725
PMC-Sierra, Inc.*	13,000	98,930
Power Integrations, Inc.	1,700	111,826
Rambus, Inc.*	6,700	72,025
RF Micro Devices, Inc.*	15,300	120,564
Semtech Corp.*	4,300	108,962
Silicon Laboratories, Inc.*	12,200	637,450
SK Hynix, Inc.*	81,255	2,757,608
Skyworks Solutions, Inc.*	11,100	416,472
Spansion, Inc., Class A*	2,700	47,034
SunEdison, Inc.*	14,302	269,450
SunPower Corp.*	162,761	5,250,670
Synaptics, Inc.*	2,000	120,040
Taiwan Semiconductor Manufacturing Co., Ltd.	622,000	2,430,379

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	216,275	$4,329,825
Teradyne, Inc.*	133,675	2,658,796
Tessera Technologies, Inc.	3,000	70,890
Texas Instruments, Inc.	153,655	7,244,833
TriQuint Semiconductor, Inc.*	9,100	121,849
Veeco Instruments, Inc.*	2,500	104,825
Xilinx, Inc.	15,600	846,612

		90,530,812

Software (14.4%)
ACI Worldwide, Inc.*	2,300	136,137
Activision Blizzard, Inc.	225,105	4,601,146
Adobe Systems, Inc.*	76,900	5,055,406
Advent Software, Inc.	2,000	58,720
ANSYS, Inc.*	5,400	415,908
Aspen Technology, Inc.*	130,753	5,538,697
Autodesk, Inc.*	14,430	709,667
Blackbaud, Inc.	2,900	90,770
BroadSoft, Inc.*	1,733	46,323
CA, Inc.	19,100	591,527
Cadence Design Systems, Inc.*	68,300	1,061,382
Citrix Systems, Inc.*	10,700	614,501
CommVault Systems, Inc.*	2,600	168,870
Compuware Corp.	13,000	136,500
Concur Technologies, Inc.*	2,700	267,489
Electronic Arts, Inc.*	18,300	530,883
FactSet Research Systems, Inc.	2,300	247,963
Fair Isaac Corp.	2,100	116,172
Fortinet, Inc.*	7,800	171,834
Guidewire Software, Inc.*	3,985	195,464
Infoblox, Inc.*	2,888	57,933
Informatica Corp.*	6,300	238,014
Intuit, Inc.	62,100	4,827,033
Jive Software, Inc.*	1,812	14,514
Manhattan Associates, Inc.*	4,400	154,132
Mavenir Systems, Inc.*	32,572	583,039
Mentor Graphics Corp.	6,000	132,120
MICROS Systems, Inc.*	21,810	1,154,403
Microsoft Corp.	897,945	36,806,766
MicroStrategy, Inc., Class A*	500	57,695
NetScout Systems, Inc.*	2,100	78,918
NetSuite, Inc.*	1,800	170,694
Nuance Communications, Inc.*	15,300	262,701
Open Text Corp.	6,968	332,443
Oracle Corp.	353,145	14,447,162
Pegasystems, Inc.	1,200	42,384
Progress Software Corp.*	2,904	63,307
PTC, Inc.*	6,962	246,664
Qlik Technologies, Inc.*	4,900	130,291
RealPage, Inc.*	2,400	43,584
Red Hat, Inc.*	11,100	588,078
Rovi Corp.*	5,927	135,017
Salesforce.com, Inc.*	146,705	8,375,388
ServiceNow, Inc.*	156,344	9,368,133
SolarWinds, Inc.*	4,000	170,520
Solera Holdings, Inc.	4,069	257,731
Splunk, Inc.*	5,189	370,962
SS&C Technologies Holdings, Inc.*	3,600	144,072
Symantec Corp.	40,600	810,782
Synchronoss Technologies, Inc.*	1,600	54,864
Synopsys, Inc.*	9,100	349,531
Tableau Software, Inc., Class A*	7,378	561,318
Take-Two Interactive Software, Inc.*	5,500	120,615
TIBCO Software, Inc.*	8,900	180,848
TiVo, Inc.*	6,900	91,287
Tyler Technologies, Inc.*	1,700	142,256
Ultimate Software Group, Inc.*	1,618	221,666
Verint Systems, Inc.*	3,169	148,721
VirnetX Holding Corp.*	2,700	38,286
VMware, Inc., Class A*	5,000	540,100
Workday, Inc., Class A*	30,135	2,755,243
Zynga, Inc., Class A*	38,072	163,710

		106,188,284

Technology Hardware, Storage & Peripherals (10.5%)
3D Systems Corp.*	5,700	337,155
Advantech Co., Ltd.	112,000	726,609
Apple, Inc.	62,381	33,482,378
BlackBerry Ltd.*	29,152	235,548
Diebold, Inc.	3,800	151,582
Electronics for Imaging, Inc.*	2,700	116,937
EMC Corp.	118,900	3,259,049
Fusion-io, Inc.*	4,683	49,265
Hewlett-Packard Co.	244,890	7,924,640
Lenovo Group Ltd.	1,356,170	1,498,405
Lexmark International, Inc., Class A .	3,500	162,015
NCR Corp.*	9,700	354,535
NEC Corp.	22,000	67,464
NetApp, Inc.	19,378	715,048
QLogic Corp.*	5,000	63,750
SanDisk Corp.	97,440	7,911,154
Seagate Technology plc	146,885	8,249,062
Stratasys Ltd.*	5,110	542,120
Western Digital Corp.	124,185	11,402,667

		77,249,383

Total Information Technology		512,274,801

Total Common Stocks (77.7%) (Cost $353,506,424)		572,204,050

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.4%) iShares® North American Tech ETF	318,450	28,972,581
Technology Select Sector SPDR® Fund	1,583,600	57,563,860
Vanguard Information Technology Index ETF	619,000	56,657,070

Total Investment Companies (19.4%) (Cost $84,437,096)		143,193,511

Total Investments (97.1%) (Cost $437,943,520)		715,397,561
Other Assets Less Liabilities (2.9%)		21,413,294

Net Assets (100%)		$736,810,855

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$51,494,065	$1,253,670	$—	$52,747,735
Health Care	—	1,233,084	—	1,233,084
Industrials	5,948,430	—	—	5,948,430
Information Technology	482,039,107	30,235,694	—	512,274,801
Investment Companies
Exchange Traded Funds (ETFs)	143,193,511	—	—	143,193,511

Total Assets	$682,675,113	$32,722,448	$—	$715,397,561

Total Liabilities	$—	$—	$—	$—

Total	$682,675,113	$32,722,448	$—	$715,397,561

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$111,021,307
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$142,202,837

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,230,233
Aggregate gross unrealized depreciation	(4,203,330)

Net unrealized appreciation	$262,026,903

Federal income tax cost of investments	$453,370,658

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,056,050	$10,514,761
EQ/Equity 500 Index Portfolio‡	441,415	14,460,212
EQ/Global Bond PLUS Portfolio‡	653,229	6,189,207
EQ/Global Multi-Sector Equity Portfolio‡	792,116	11,810,700
EQ/High Yield Bond Portfolio‡	299,098	3,098,671
EQ/International Equity Index Portfolio‡	255,410	2,503,987
EQ/International ETF Portfolio‡	579,483	3,777,407
EQ/MFS International Growth Portfolio‡	379,616	2,778,616
EQ/PIMCO Ultra Short Bond Portfolio‡	512,314	5,080,100
EQ/Small Company Index Portfolio‡	174,002	2,155,253
Multimanager Aggressive Equity Portfolio‡	52,042	2,094,336
Multimanager Large Cap Value Portfolio‡	125,373	1,739,799
Multimanager Mid Cap Growth Portfolio*‡	152,934	1,576,605
Multimanager Mid Cap Value Portfolio‡	169,053	2,351,654
Multimanager Multi-Sector Bond Portfolio‡	2,616,581	10,215,291

Total Investments (99.1%) (Cost $64,507,108)		80,346,599
Other Assets Less Liabilities (0.9%)		764,944

Net Assets (100%)		$81,111,543

*	Non-income producing.

‡	Affiliated company as defined under the Investment

Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$10,416,005	$301,957	$297,799	$10,514,761	$—	$(1,014)
EQ/Equity 500 Index Portfolio	14,783,054	313,833	595,939	14,460,212	—	275,924
EQ/Global Bond PLUS Portfolio	6,106,350	182,620	182,322	6,189,207	—	(884)
EQ/Global Multi-Sector Equity Portfolio	11,261,746	724,108	243,286	11,810,700	—	31,390
EQ/High Yield Bond Portfolio	—	3,097,129	33,751	3,098,671	—	23
EQ/International Equity Index Portfolio	1,623,989	991,049	117,118	2,503,987	—	(550)
EQ/International ETF Portfolio	4,926,437	—	1,106,817	3,777,407	—	33,182
EQ/MFS International Growth Portfolio	2,791,473	163,111	155,559	2,778,616	—	(2,620)
EQ/PIMCO Ultra Short Bond Portfolio	5,090,262	147,955	168,711	5,080,100	—	(263)
EQ/Small Company Index Portfolio	2,144,479	60,756	68,591	2,155,253	—	84
Multimanager Aggressive Equity Portfolio	2,380,931	39,017	190,772	2,094,336	—	158,226
Multimanager Large Cap Value Portfolio	1,717,650	53,824	52,189	1,739,799	—	13,889
Multimanager Mid Cap Growth Portfolio	1,694,742	22,680	157,536	1,576,605	—	8,025
Multimanager Mid Cap Value Portfolio	2,390,056	44,069	110,265	2,351,654	—	41,564
Multimanager Multi-Sector Bond Portfolio	12,470,559	802,665	3,205,597	10,215,291	—	11,896

	$79,797,733	$6,944,773	$6,686,252	$80,346,599	$—	$568,872

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$80,346,599	$—	$80,346,599

Total Assets	$—	$80,346,599	$—	$80,346,599

Total Liabilities	$—	$—	$—	$—

Total	$—	$80,346,599	$—	$80,346,599

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,944,773
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,255,124

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,472,193
Aggregate gross unrealized depreciation	(764,912)

Net unrealized appreciation	$15,707,281

Federal income tax cost of investments	$64,639,318

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,023,565	$10,191,322
EQ/Equity 500 Index Portfolio‡	1,150,048	37,674,169
EQ/Global Bond PLUS Portfolio‡	643,369	6,095,792
EQ/Global Multi-Sector Equity Portfolio‡	1,366,052	20,368,272
EQ/High Yield Bond Portfolio‡	295,887	3,065,412
EQ/International Equity Index Portfolio‡	531,297	5,208,724
EQ/International ETF Portfolio‡	1,166,493	7,603,878
EQ/MFS International Growth Portfolio‡	762,314	5,579,794
EQ/PIMCO Ultra Short Bond Portfolio‡	532,855	5,283,781
EQ/Small Company Index Portfolio‡	585,093	7,247,160
Multimanager Aggressive Equity Portfolio‡	91,409	3,678,617
Multimanager Large Cap Value Portfolio‡	132,515	1,838,906
Multimanager Mid Cap Growth Portfolio*‡	112,655	1,161,364
Multimanager Mid Cap Value Portfolio‡	304,990	4,242,644
Multimanager Multi-Sector Bond Portfolio‡	2,376,181	9,276,752

Total Investments (99.8%) (Cost $102,737,592)		128,516,587
Other Assets Less Liabilities (0.2%)		209,104

Net Assets (100%)		$128,725,691

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$9,809,231	$437,539	$143,988	$10,191,322	$—	$18
EQ/Equity 500 Index Portfolio	36,379,667	1,376,139	715,988	37,674,169	—	875
EQ/Global Bond PLUS Portfolio	5,838,649	267,026	89,379	6,095,792	—	14
EQ/Global Multi-Sector Equity Portfolio	19,404,638	1,045,576	253,360	20,368,272	—	(59)
EQ/High Yield Bond Portfolio	—	3,060,255	32,612	3,065,412	—	25
EQ/International Equity Index Portfolio	3,222,717	2,068,032	98,321	5,208,724	—	(496)
EQ/International ETF Portfolio	9,536,911	—	1,856,161	7,603,878	—	58,839
EQ/MFS International Growth Portfolio	5,308,201	461,791	152,601	5,579,794	—	(381)
EQ/PIMCO Ultra Short Bond Portfolio	5,096,848	266,777	90,349	5,283,781	—	5
EQ/Small Company Index Portfolio	7,034,389	485,277	338,860	7,247,160	—	6,453
Multimanager Aggressive Equity Portfolio	3,947,941	121,014	332,592	3,678,617	—	84,439
Multimanager Large Cap Value Portfolio	1,712,385	133,513	44,726	1,838,906	—	(30)
Multimanager Mid Cap Growth Portfolio	1,120,282	36,503	11,826	1,161,364	—	15
Multimanager Mid Cap Value Portfolio	4,041,105	115,012	39,743	4,242,644	—	(6)
Multimanager Multi-Sector Bond Portfolio	11,446,169	966,033	3,263,663	9,276,752	—	18,914

	$123,899,133	$10,840,487	$7,464,169	$128,516,587	$—	$168,625

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$128,516,587	$—	$128,516,587

Total Assets	$—	$128,516,587	$—	$128,516,587

Total Liabilities	$—	$—	$—	$—

Total	$—	$128,516,587	$—	$128,516,587

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,840,487
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,632,794

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,398,762
Aggregate gross unrealized depreciation	(1,984,450)

Net unrealized appreciation	$25,414,312

Federal income tax cost of investments	$103,102,275

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	397,241	$3,955,207
EQ/Equity 500 Index Portfolio‡	909,955	29,809,031
EQ/Global Bond PLUS Portfolio‡	223,018	2,113,046
EQ/Global Multi-Sector Equity Portfolio‡	953,605	14,218,562
EQ/High Yield Bond Portfolio‡	99,387	1,029,654
EQ/International Equity Index Portfolio‡	389,109	3,814,737
EQ/International ETF Portfolio‡ .	867,594	5,655,476
EQ/MFS International Growth Portfolio‡	547,057	4,004,207
EQ/PIMCO Ultra Short Bond Portfolio‡	220,434	2,185,825
EQ/Small Company Index Portfolio‡	492,806	6,104,060
Multimanager Aggressive Equity Portfolio‡	35,947	1,446,617
Multimanager Large Cap Value Portfolio‡	59,049	819,425
Multimanager Mid Cap Growth Portfolio*‡	79,549	820,070
Multimanager Mid Cap Value Portfolio‡	128,570	1,788,501
Multimanager Multi-Sector Bond Portfolio‡	1,036,494	4,046,535

Total Investments (100.0%) (Cost $61,874,938)		81,810,953
Other Assets Less Liabilities (0.0%)		(28,341)

Net Assets (100%)		$81,782,612

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$3,847,490	$127,874	$54,996	$3,955,207	$—	$4
EQ/Equity 500 Index Portfolio	28,812,534	800,024	310,844	29,809,031	—	(113)
EQ/Global Bond PLUS Portfolio	2,039,457	76,054	30,323	2,113,046	—	13
EQ/Global Multi-Sector Equity Portfolio	13,853,325	400,240	153,084	14,218,562	—	16
EQ/High Yield Bond Portfolio	—	1,034,938	19,192	1,029,654	—	15
EQ/International Equity Index Portfolio	2,383,393	1,470,653	52,111	3,814,737	—	(8)
EQ/International ETF Portfolio	6,983,874	—	1,270,994	5,655,476	—	44,005
EQ/MFS International Growth Portfolio	3,884,790	250,940	104,544	4,004,207	—	(54)
EQ/PIMCO Ultra Short Bond Portfolio	2,127,152	86,583	32,297	2,185,825	—	2
EQ/Small Company Index Portfolio	6,288,792	177,974	411,336	6,104,060	—	8,776
Multimanager Aggressive Equity Portfolio	1,403,600	46,924	13,359	1,446,617	—	5
Multimanager Large Cap Value Portfolio	771,510	49,100	18,385	819,425	—	2
Multimanager Mid Cap Growth Portfolio	798,310	17,970	7,987	820,070	—	(12)
Multimanager Mid Cap Value Portfolio	1,706,424	46,468	17,861	1,788,501	—	35
Multimanager Multi-Sector Bond Portfolio	4,593,145	402,645	1,007,586	4,046,535	—	2,229

	$79,493,796	$4,988,387	$3,504,899	$81,810,953	$—	$54,915

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$81,810,953	$—	$81,810,953

Total Assets	$—	$81,810,953	$—	$81,810,953

Total Liabilities	$—	$—	$—	$—

Total	$—	$81,810,953	$—	$81,810,953

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,988,387
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,559,814

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$20,179,574
Aggregate gross unrealized depreciation	(345,398)

Net unrealized appreciation	$19,834,176

Federal income tax cost of investments	$61,976,777

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	140,492	$1,398,838
EQ/Equity 500 Index Portfolio‡	659,263	21,596,640
EQ/Global Bond PLUS Portfolio‡	19,704	186,692
EQ/Global Multi-Sector Equity Portfolio‡	675,835	10,076,920
EQ/High Yield Bond Portfolio‡	40,111	415,556
EQ/International Equity Index Portfolio‡	295,879	2,900,735
EQ/International ETF Portfolio‡	641,836	4,183,856
EQ/MFS International Growth Portfolio‡	421,669	3,086,422
EQ/PIMCO Ultra Short Bond Portfolio‡	56,518	560,428
EQ/Small Company Index Portfolio‡	379,015	4,694,607
Multimanager Aggressive Equity Portfolio‡	12,247	492,880
Multimanager Large Cap Value Portfolio‡	58,119	806,523
Multimanager Mid Cap Growth Portfolio*‡	49,221	507,424
Multimanager Mid Cap Value Portfolio‡	100,260	1,394,686
Multimanager Multi-Sector Bond Portfolio‡	244,030	952,707

Total Investments (99.8%) (Cost $39,934,101)		53,254,914

Other Assets Less Liabilities (0.2%)		106,786

Net Assets (100%)		$53,361,700

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$1,331,031	$69,821	$14,026	$1,398,838	$—	$1
EQ/Equity 500 Index Portfolio	20,211,820	1,236,015	215,276	21,596,640	—	(395)
EQ/Global Bond PLUS Portfolio	152,813	33,396	1,655	186,692	—	— #
EQ/Global Multi-Sector Equity Portfolio	9,485,862	616,603	111,584	10,076,920	—	(149)
EQ/High Yield Bond Portfolio	—	410,558	340	415,556	—	— #
EQ/International Equity Index Portfolio	1,697,579	1,246,364	54,701	2,900,735	—	44
EQ/International ETF Portfolio	5,163,752	—	945,000	4,183,856	—	25,000
EQ/MFS International Growth Portfolio	2,799,673	357,640	55,566	3,086,422	—	(45)
EQ/PIMCO Ultra Short Bond Portfolio	524,860	42,909	8,425	560,428	—	1
EQ/Small Company Index Portfolio	4,534,920	289,333	168,632	4,694,607	—	3,221
Multimanager Aggressive Equity Portfolio	448,443	61,175	19,345	492,880	—	(56)
Multimanager Large Cap Value Portfolio	732,272	72,739	15,408	806,523	—	(17)
Multimanager Mid Cap Growth Portfolio	477,423	26,155	2,923	507,424	—	(1)
Multimanager Mid Cap Value Portfolio	1,304,044	58,147	8,607	1,394,686	—	(36)
Multimanager Multi-Sector Bond Portfolio	1,175,057	148,347	385,056	952,707	—	855

	$50,039,549	$4,669,202	$2,006,544	$53,254,914	$—	$28,423

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$53,254,914	$—	$53,254,914

Total Assets	$—	$53,254,914	$—	$53,254,914

Total Liabilities	$—	$—	$—	$—

Total	$—	$53,254,914	$—	$53,254,914

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,669,202
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,034,967

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,327,834
Aggregate gross unrealized depreciation	(63,818)

Net unrealized appreciation	$13,264,016

Federal income tax cost of investments	$39,990,898

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub- Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2014 is included in the Portfolio of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers into or out of Level 3 may be due to a decline or increase in market activity (e.g., frequency of trades).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentage, based on Total Investments, of the investments that applied these procedures on March 31, 2014 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
Multimanager International Equity	$228,851,629	82.8%
Multimanager Large Cap Core Equity	11,046,897	2.0
Multimanager Large Cap Value	7,336,029	1.1
Multimanager Mid Cap Growth	936,398	0.5
Multimanager Mid Cap Value	663,197	0.3
Multimanager Small Cap Growth	11,026,906	3.3
Multimanager Small Cap Value	217,153	0.1
Multimanager Technology	32,722,447	4.6

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, a Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer
May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer
May 30, 2014

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 30, 2014